UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: July 31, 2007

Item 1.	Reports to Stockholders.

Annual Report

July 31, 2007

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraInternational

UltraEmerging Markets

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraShort International

UltraShort Emerging Markets

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Non-Equity ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Management Discussion of Fund Performance
lxii	Allocation of Portfolio Holdings & Index Composition
lxxxi	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
20	Mid-Cap Value ProFund
24	Mid-Cap Growth ProFund
28	Small-Cap Value ProFund
33	Small-Cap Growth ProFund
37	Europe 30 ProFund
38	UltraBull ProFund
40	UltraMid-Cap ProFund
45	UltraSmall-Cap ProFund
47	UltraDow 30 ProFund
48	UltraOTC ProFund
50	UltraInternational ProFund
51	UltraEmerging Markets ProFund
52	UltraJapan ProFund
53	Bear ProFund
54	Short Small-Cap ProFund
55	Short OTC ProFund
56	UltraBear ProFund
57	UltraShort Mid-Cap ProFund
58	UltraShort Small-Cap ProFund
59	UltraShort Dow 30 ProFund
60	UltraShort OTC ProFund
61	UltraShort International ProFund
62	UltraShort Emerging Markets ProFund
63	UltraShort Japan ProFund
64	Banks UltraSector ProFund
66	Basic Materials UltraSector ProFund
68	Biotechnology UltraSector ProFund
69	Consumer Goods UltraSector ProFund
71	Consumer Services UltraSector ProFund
74	Financials UltraSector ProFund
77	Health Care UltraSector ProFund
79	Industrials UltraSector ProFund
82	Internet UltraSector ProFund
83	Mobile Telecommunications UltraSector ProFund
84	Oil & Gas UltraSector ProFund
86	Oil Equipment, Services & Distribution UltraSector ProFund
87	Pharmaceuticals UltraSector ProFund
88	Precious Metals UltraSector ProFund
89	Real Estate UltraSector ProFund
91	Semiconductor UltraSector ProFund
93	Technology UltraSector ProFund
95	Telecommunications UltraSector ProFund
96	Utilities UltraSector ProFund
97	Short Oil & Gas ProFund
98	Short Precious Metals ProFund
99	Short Real Estate ProFund
100	U.S. Government Plus ProFund
101	Rising Rates Opportunity 10 ProFund
102	Rising Rates Opportunity ProFund
103	Rising U.S. Dollar ProFund
104	Falling U.S. Dollar ProFund
106	Statements of Assets and Liabilities
118	Statements of Operations
130	Statements of Changes in Net Assets
166	Financial Highlights
195	Notes to Financial Statements
210	Report of Independent Registered Public Accounting Firm
211	Trustees and Officers

Message from the Chairman

Dear Shareholder,

I am pleased to present the Annual Report to Shareholders of ProFunds for the one-year period ended July 31, 2007.

Equities

The broader U.S. equity market moved consistently upward over the period, with only a small hiccup in late February and a somewhat larger downturn in late July. The S&P 500 Index, the well-known benchmark for large-cap stocks, returned 16.1% for the year ended July 31, 2007, as the economy looked poised for a “soft landing.” Mid-cap stocks performed similarly, with the S&P MidCap 400 Index returning 16.7%. Small-cap stocks, as measured by the Russell 2000 Index, trailed somewhat, posting a 12.1% gain.

Sectors within the U.S. equity market saw diverse returns during the period. Leading industry groups included Basic Materials, Telecommunications, and Technology, all posting impressive returns in the vicinity of 30%, while Financials and Health Care lagged the broader market with only single-digit positive returns.

International equity indexes continued to do extremely well. Developed markets outside the U.S., as measured by the MSCI EAFE Index (Europe, Australasia, and Far East) gained 23.9%. And emerging markets performed even better, as measured by the Bank of New York Emerging Markets 50 ADR Index, which returned an impressive 47.9%.

Fixed Income and Currencies

ProFunds offers a number of funds benchmarked to the 10-year U.S. Treasury Note, the 30-year U.S. Treasury Bond (“Long Bond”), and the New York Board of Trade’s (NYBOT’s) Dollar Index. The long end of the Treasury curve posted moderate returns for the year as the Long Bond returned 6.0%, and the 10-year Treasury returned 5.7%. The Dollar Index, a measure of the U.S. Dollar against a basket of six currencies, fell 5.3% for the twelve months, while hitting a 15-year low in late July.

The Economy

The U.S. economy grew by about 1.8% during the last four quarters, according to the government’s latest estimate of GDP growth for the second quarter of 2007. Combining this with recent consensus estimates from surveys of economists forecasting 2%-3% growth for

Michael L. Sapir

the coming twelve months, the domestic economy increasingly looks slated to achieve the “soft landing” that the financial markets were looking for. Other key economic data seem to suggest the same: The unemployment rate edged up slightly to 4.6%; key inflation measures declined, including year-over- year core CPI which softened to 2.2%; and, corporate profits grew by about 10% compared with a year ago.

Major concerns for the financial markets include the length and severity of a “credit crunch,” as investors reassess their appetite for risky assets in the wake of increasing mortgage default rates and softening home prices.

As ProFunds approaches its 10-year anniversary this November, we stand as committed as we were at the inception of our first funds to provide innovative funds to investors, so they may design portfolios and investment strategies that fit their needs. As always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

An investor should consider the investment objectives, risks and charges and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call (888) 776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing.

i

PROFUNDS

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the daily investment objectives of each ProFund.1 Using this approach, PFA determines the type, quantity and mix of investment positions that a ProFund should hold to simulate the performance of its daily benchmark.2

ProFunds seek to provide daily correlation with their benchmarks consistent with their investment objectives. PFA employs a management strategy wherein it strives to consistently pursue the investment objective of each ProFund. Accordingly, the ProFunds do not seek to provide correlation with their benchmarks over any period of time other than daily and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund during the twelve months ended July 31, 2007:3

•

Benchmark Performance: The performance of the index or security underlying each ProFund’s benchmark is a principal factor driving fund performance[4]. Please see below for a discussion of market conditions which affected the performance of the ProFunds and their various benchmark indexes and securities.

•

Leverage and Correlation: Each ProFund is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of each ProFund that has a daily investment objective that is greater than 100% (i.e., are leveraged) of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraJapan, UltraDow 30, UltraOTC, UltraInternational, UltraEmerging Markets, and all UltraSector ProFunds) was impacted proportionately more by the daily performance of an index or security. ProFunds that are designed to have an inverse (negative) daily correlation to the index or security (Bear, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraShort OTC, UltraBear, UltraShort International, UltraShort Emerging Markets, UltraShort Japan, Rising Rates Opportunity, Rising Rates Opportunity 10, Falling U.S. Dollar, Short Oil & Gas, Short Real Estate, and Short Precious Metals ProFunds) were inversely impacted by the daily performance of the underlying index or security and, in turn, by the factors and market conditions affecting that index or security on a daily basis. Certain of these inverse funds are also leveraged (UltraShort OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraBear, UltraShort International, UltraShort Emerging Markets, UltraShort Japan, and Rising Rates Opportunity ProFunds). For these funds, the inverse impact discussed above was amplified.

•

Compounding of Daily Returns (Leveraged and Inverse ProFunds): PFA attempts to rebalance each fund’s exposure on a daily basis to the target ratio implicit in the stated investment objective of each ProFund. For example, the target leverage ratios for UltraOTC, Short OTC and UltraShort OTC ProFunds are +2x, –1x and –2x, respectively. The impact of daily rebalancings of leverage over periods greater than one day is illustrated in the following hypothetical example:

•

Assume the benchmark index is up 1.00% on day one, and down 1.00% on day two, for a cumulative two-day return of –0.01%. For purposes of illustration, expenses are ignored. Assume $100.00 is invested in a hypothetical fund that seeks to return 200% of the daily performance of the Index. On day one, the value of the investment should increase $2.00 to $102.00. On day two, the value of this investment should decrease $2.04 (–2.0% of $102.00) to $99.96. This strategy results in a –0.04% cumulative two-day return. Note that while this strategy does provide 200% of the return of the index on each particular day, it can not be counted on to return 200% of the index’s cumulative two-day return.

•

Because of the effect of compounding, the hypothetical investment declines over the two-day period considerably more than twice the cumulative return of the index. This example illustrates that an investment strategy using leverage that is rebalanced daily can result in underperformance relative to other investment strategies. In general, in trendless or flat markets it is expected that the Fund will underperform the multiple of the return of the index for periods greater than one day. In other scenarios, use of leverage that is rebalanced daily can result in overperformance relative to other investment strategies.

•

Cost of Leverage: The performance of ProFunds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse ProFunds generally benefited from finance-related factors associated with the use of leveraged investment techniques.

•

Equity Dividends and Bond Yields: The performance of ProFunds with an investment objective that is a positive multiple of a benchmark index or security was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index or security. Inverse ProFunds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index or security.

•

Fees, expenses and transaction costs: Fees and expenses are listed in the financial statements of each ProFund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each ProFund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for ProFunds with higher turnover and for ProFunds that are benchmarked to indexes or securities that are comparatively less liquid than other ProFunds’ benchmark indexes or securities.

[1]	Other than Money Market ProFund, which is not discussed herein.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraOTC ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index or security performance.

Market Conditions Affecting Benchmark and Fund Performance — All ProFunds

Index Performance

For the one year period ending July 31, 2007, the best known measure of U.S. large-cap stocks, the S&P 500 Index, rose by 16.1%.5 Mid-cap indexes performed similarly, with the S&P Midcap 400 Index returning 16.7%. Small-cap indexes trailed, as evidenced by the Russell 2000 Index, which returned 12.1%.

Indexes on subsets of the broader U.S. equity market showed evidence of shifting market dynamics. Growth stocks, characterized by generally higher revenue growth, higher price-earnings ratios, and lower dividend yields, outpaced their value stock counterparts over the period, a reversal of a six year trend that started in 2000. Based on the S&P/Citigroup style indexes, growth beat value throughout the capitalization spectrum: Large Growth, 16.5% versus Large Value, 15.9%; Mid Growth, 18.2% versus Mid Value 15.4%; and Small Growth 15.4% versus Small Value 13.3%.

Certain sectors of the market saw performances that deviated significantly from the broader market performance. As measured by the Dow Jones Total Market Indexes, sectors that substantially outperformed the broad market included Basic Materials, Telecommunications, Technology, Internet, Industrials, and Semiconductors which returned 31.8%, 30.1%, 29.6%, 27.3%, 26.9%, and 24.9% respectively. Substantially underperforming the broad market were the Banks, Real Estate, Biotechnology, Financials, Pharmaceuticals, Precious Metals, and Health Care sectors, with returns of –3.7%, –0.7%, 2.2%, 2.7%, 4.9%, 6.6%, and 8.1% respectively. The remainder of the sectors tracked by the various ProFunds posted less dramatic returns. Slightly outperforming the S&P 500 were the Oil & Gas and Mobile Telecommunications sectors, up 22.9% and 18.2%. And slightly underperforming the S&P 500 were the Consumer Goods, Utilities and Consumer Services sectors, with returns of 14.2%, 15.3%, and 15.8% respectively.

International equity markets performed extremely well in the aggregate. European stocks rose smartly, highlighted by the three primary country indexes in Europe: Germany’s DAX Index, up 43.2%; France’s CAC 40 Index, up 26.6%; and the U.K.’s FTSE 100 Index, up 21.3%, all quoted in U.S. Dollar terms. In Asia, Japan’s Nikkei 225 Index gained 12.7% in yen terms (8.3% in U.S. Dollar terms.) The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., rose 23.9%, assuming net dividends are reinvested. Emerging Markets also posted big gains: The Bank of New York’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, Korea, China, Mexico, and Taiwan, rose 47.9% for the period.

Fixed income markets posted generally modest returns for the period. ProFunds offers three funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. treasury bond and the ten-year U.S. treasury note. Based on data from Ryan Labs, the 30-year bond returned 6.0%, and the ten-year note returned 5.7%. Two ProFunds are benchmarked to the New York Board of Trade’s Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The Dollar Index declined 5.3% for the period, while hitting a 15-year low in late July. The currencies included in the basket in order of descending weights are the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. Against the three primary currencies in the basket, the Dollar lost 6.7% versus the Euro, gained 3.4% versus the Yen, and lost 8.1% versus the Pound.

Economy

The U.S. economy grew by about 1.8% over the last four quarters, according to the government’s latest estimate of GDP growth for the second quarter of 2007. Combined with recent consensus estimates from surveys of economists forecasting 2-3% growth for the coming year, the domestic economy increasingly looks slated to achieve the “soft landing” that the financial markets were looking for. After a weak growth rate of only 0.6% was reported for the first quarter of 2007, the economy rebounded bounced back in the second quarter with a growth rate of 3.4%.

Other key economic data seemed to support the “soft landing” scenario. The unemployment rate hit a cyclical low of 4.4% in October, before softening to 4.6% currently. Key inflation measures dropped, with the year-over-year measure of the Core Consumer Price Index (CPI) declining to 2.2%, from 2.7% a year ago. The Federal Reserve’s preferred measure of inflation, the Core Personal Consumption Expenditures Index, similarly declined to 1.9%, from 2.3% on a year-over-year basis. Also critical to the stock market, corporate profits continued to grow at a rate of about 10% per year.

The Federal Reserve Board (the Fed) held short-term rates steady throughout the period. After 17 consecutive quarter point increases, the last in June, 2006, the Fed kept their Fed Funds Target Rate at 5.25%, while leaning towards additional increases with continued statements saying that inflation risk was their primary concern. Long term rates also held relatively steady over the year, with the 30-year U.S. treasury yield declining to 4.90%, from 5.07% a year ago.

Offsetting the generally benign economic data above, concerns about credit risk began to surface in the spring, as the mortgage market began to see some cracks. Sub-prime mortgages, which are loans to homeowners considered to have generally higher credit risks, began to show sharply higher default and delinquency rates. In addition the residential real estate market began to retrench after a long period of abnormally high price increases. The National Association of Realtors’ Median Price for Existing Homes fell 1% from July 2006 to July 2007.

The combination of sub-prime defaults, declining home prices, and large numbers of adjustable rate mortgages on the verge of resetting to higher rates, began to frighten the credit markets by late July. As the period came to a close, market participants continued to reassess credit risks across all asset classes. The result of this mix is a risk that credit spreads will widen significantly, making it significantly more difficult or expensive for businesses and consumers to borrow, and perhaps pushing the U.S. economy into a recession.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index.

Market Volatility and Trading Volumes

Daily volatility for the U.S. equity markets decreased from the year ago period, continuing at levels well below long-term averages. The volatility for the S&P 500, using daily closes, was 10.7%, down from 11.1% the prior year. U.S. equity trading volume at the New York Stock Exchange fell 9%, while volume on the NASDAQ rose 10%. Higher volatility presents both challenges and opportunities in managing the ProFunds, while higher trading volumes and increased liquidity generally improve the ability of PFA to successfully implement each ProFunds investment strategy.

Although one or more of these conditions impacted the security or securities comprising each ProFund’s benchmark and, in turn, impacted the performance of each ProFund, PFA does not invest the assets of the ProFunds based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements, trends or market conditions, or normally take temporary defensive positions.

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 14.47%, compared to a total return of 16.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were ExxonMobil (+27.67%), Microsoft (+22.16%), and General Electric (+22.14%), while the bottom three performers in this group were Pfizer (–5.89%), Bank of America (–3.93%), and Johnson & Johnson (–0.95%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from December 1, 1997 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	12/1/1997	14.47%	9.74%	3.14%	1.47%	1.47%

Service	12/1/1997	13.31%	8.64%	2.19%	2.47%	2.47%

S&P 500 Index	12/1/1997	16.12%	11.81%	5.89%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

v

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 14.44%, compared to a total return of 16.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, top performers were Noble Energy (+21.59%) and Microchip Technology (+16.10%), while the worst performer in this group was Expeditors International Washington (–1.18%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	14.44%	13.08%	8.25%	1.54%	1.54%

Service	9/4/2001	13.30%	11.96%	7.29%	2.54%	2.54%

S&P MidCap 400 Index	9/4/2001	16.73%	15.49%	11.10%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 9.49%, compared to a total return of 12.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Acuity Brands (+36.58%), Hologic (+15.34%), and Westar Energy (+3.77%), while the bottom three performers in this group were Highwoods Properties (–8.93%), Piedmont Natural Gas (–6.50%), and Alexandria Real Estate (–5.99%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	9.49%	13.67%	7.69%	1.38%	1.38%

Service	9/4/2001	8.41%	12.47%	6.59%	2.38%	2.38%

Russell 2000 Index	9/4/2001	12.13%	16.06%	10.39%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

OTC ProFund

The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 26.84%, compared to a total return of 28.59%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Apple Computer (+93.88%), Cisco Systems (+61.69%), and Intel (+34.01%), while the bottom three performers in this group were Amgen (–22.91%), Starbucks (–22.06%) and Comcast (+14.62%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the OTC ProFund from August 7, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	8/7/2000	26.84%	13.76%	(9.43)%	1.44%	1.44%

Service	8/7/2000	25.60%	12.61%	(10.32)%	2.44%	2.44%

NASDAQ-100 Index	8/7/2000	28.59%	15.34%	(8.69)%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index1. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 13.79%, compared to a total return of 15.86%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Hewlett-Packard (+45.40%), Verizon (+36.41%), and AT&T (+35.70%), while the bottom three performers in this group were Bank of America (–3.93%), Wells Fargo (–3.69%), and JP Morgan Chase (–0.71%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	10/1/2002	13.79%	13.86%	1.47%	1.47%

Service	10/1/2002	12.66%	12.77%	2.47%	2.47%

S&P 500/Barra Value Index & S&P 500/Citigroup Value Index	10/1/2002	15.86%	16.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index1. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 14.30%, compared to a total return of 16.50%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Cisco Systems (61.69%), International Business Machines (+44.96%), and Exxon Mobil (+27.67%), while the bottom three performers in this group were Pfizer (–5.86%), Johnson & Johnson (–0.95%), and Wal-Mart Stores (+5.01%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	10/1/2002	14.30%	8.22%	1.97%	1.48%

Service	10/1/2002	13.23%	7.25%	2.97%	2.48%

S&P 500/Barra Growth Index & S&P 500/Citigroup Growth Index	10/1/2002	16.50%	10.95%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

x

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index1. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 13.01%, compared to a total return of 15.39%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Manpower (+33.96%), Pride International (+17.34%), and Pepco Holdings (+14.03%), while the bottom three performers in this group were Old Republic International (–11.24%), Scana Corp. (–2.48%), and Wisconsin Energy (+3.88%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	13.01%	13.82%	9.59%	1.52%	1.48%

Service	9/4/2001	11.87%	12.73%	8.54%	2.52%	2.48%

S&P MidCap 400/Barra Value Index & S&P MidCap 400/Citigroup Value Index	9/4/2001	15.39%	16.84%	13.00%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 16.28%, compared to a total return of 18.20%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Grant Prideco (+23.27%), Noble Energy (+21.59%), and Southwestern Energy (+18.11%), while the bottom three performers in this group were Sepracor (–43.06%), Expeditors International Washington (–1.18%), and Pioneer Natural Resources (+0.98%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	16.28%	11.24%	6.09%	1.53%	1.48%

Service	9/4/2001	15.14%	10.08%	5.03%	2.53%	2.48%

S&P MidCap 400/Barra Growth Index & S&P MidCap 400/ Citigroup Growth Index	9/4/2001	18.20%	14.15%	9.13%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 11.14%, compared to a return of 13.31%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Corn Products International (+35.46%), Energen (+25.34%), and UGI (+6.75%), while the bottom three performers in this group were Whitney Holding Corp (–28.06%), South Financial Group (–17.54%), Colonial Properties Trust (–1.13%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	11.14%	13.19%	8.53%	1.59%	1.48%

Service	9/4/2001	10.00%	12.02%	7.44%	2.59%	2.48%

S&P SmallCap 600/Barra Value Index & S&P SmallCap 600/ Citigroup Value Index	9/4/2001	13.31%	16.41%	11.97%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 13.72%, compared to a total return of 15.40%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Cabot Oil & Gas (+30.04%), Respironics (+28.58%), and IDEXX Laboratories (+13.29%), while the bottom two performers in this group were Unit Corp (–6.11%), and Helix Energy (–0.10%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	13.72%	14.75%	9.03%	1.61%	1.48%

Service	9/4/2001	12.51%	13.59%	8.03%	2.61%	2.48%

S&P SmallCap 600/Barra Growth Index & S&P SmallCap 600/ Citigroup Growth Index	9/4/2001	15.40%	17.03%	11.69%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 18.83%, compared to a price return of 18.01%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Vodafone Group (+46.60%), Total SA (+19.16%), and Royal Dutch Shell (+13.80%), while the bottom three performers in this group were Astrazeneca (–12.57%), Sanofi-Aventis (–9.72%), and GlaxoSmithKline (–4.52%.)

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from March 15, 1999 to July 31, 2007, assuming the reinvestment of distributions. From March 15, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Performance Data

			Average Annual Total Return as of 7/31/07					Expense Ratios*
	Inception Date		1 Year	5 Year		Since Inception		Gross	Net

Investor	3/15/1999		18.83%	15.66%		(2.31)%		1.44%	1.44%

Service	3/15/1999		17.82%	16.56%	(6)	(2.26)%	(6)	2.44%	2.44%

ProFunds Europe 30 Index	10/18/1999	(4)	18.01%	15.30%		3.76%		N/A	N/A

Dow Jones STOXX 50 Index	3/15/1999		22.26%	18.10%		6.59%		N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal- weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

5 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

6 The total return shown does not correlate to the Investor Class total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees in 2002.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 24.38%, compared to a total return of 16.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were ExxonMobil (+27.67%), Microsoft (+22.16%), and General Electric (+22.14%), while the bottom three performers in this group were Pfizer (–5.89%), Bank of America (–3.93%), and Johnson & Johnson (–0.95%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from November 27, 1997 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	11/27/1997	24.38%	16.19%	1.71%	1.45%	1.45%

Service	11/27/1997	23.23%	15.18%	0.77%	2.45%	2.45%

S&P 500 Index	11/27/1997	16.12%	11.81%	6.15%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 24.78%, compared to a total return of 16.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, top performers were Noble Energy (+21.59%) and Microchip Technology (+16.10%), while the worst performer in this group was Expeditors International Washington (–1.18%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	24.78%	22.48%	7.92%	1.47%	1.47%

Service	2/7/2000	23.59%	21.35%	6.88%	2.47%	2.47%

S&P MidCap 400 Index	2/7/2000	16.73%	15.49%	10.32%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 13.94%, compared to a total return of 12.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Acuity Brands (+36.58%), Hologic (+15.34%), and Westar Energy (+3.77%), while the bottom three performers in this group were Highwoods Properties (–8.93%), Piedmont Natural Gas (–6.50%), and Alexandria Real Estate (–5.99%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	13.94%	23.13%	0.00%	1.39%	1.39%

Service	2/7/2000	12.83%	21.91%	(0.98)%	2.39%	2.39%

Russell 2000 Index	2/7/2000	12.13%	16.06%	6.56%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Dow Jones Industrial Average (DJIA). For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 34.58%, compared to a total return of 20.82%1 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the DJIA. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were International Business Machines (+44.96%), Boeing (+35.61%), and 3M (+29.37%), and the bottom three performers were Johnson & Johnson (–0.95%), American International Group (+6.81%), and Proctor & Gamble (+12.38%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	34.58%	13.96%	8.44%	1.49%	1.49%

Service	6/3/2002	33.25%	12.90%	7.45%	2.49%	2.49%

Dow Jones Industrial Average	6/3/2002	20.82%	11.10%	8.54%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraOTC ProFund

The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 51.40%, compared to a total return of 28.59%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Apple Computer (+93.88%), Cisco Systems (+61.69%), and Intel (+34.01%), while the bottom three performers in this group were Amgen (–22.91%), Starbucks (–22.06%) and Comcast (+14.62%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraOTC ProFund from December 1, 1997 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	12/1/1997	51.40%	21.07%	(6.12)%	1.37%	1.37%

Service	12/1/1997	49.89%	20.28%	(6.87)%	2.37%	2.37%

NASDAQ-100 Index	12/1/1997	28.59%	15.34%	6.43%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraInternational ProFund

The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 34.38%, compared to a total return of 23.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers (in US Dollar terms) were Vodafone Group (+47.91%), Total SA (+21.39%), and Nestle (+20.54%) while the bottom three performers in this group were GlaxoSmithKline (–4.11%), Novartis (–2.54%), and BP (+1.61%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	34.38%	17.83%	1.50%	1.50%

Service	4/19/2006	33.10%	16.68%	2.50%	2.50%

MSCI EAFE Index	4/19/2006	23.91%	17.01%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraEmerging Markets ProFund

The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 91.96%, compared to a total return of 47.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers for the period were POSCO (+136.42%), China Mobile (+82.03%), and America Movil (+68.32%), while the bottom three performers in this group were Kookmin Bank (+4.22%), Infosys Technologies (+21.36%) and Taiwan Semiconductor (+22.71%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	91.96%	40.14%	1.50%	1.50%

Service	4/19/2006	89.91%	38.66%	2.50%	2.50%

Bank of New York Emerging Markets 50 ADR Index	4/19/2006	47.91%	28.14%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ending July 31, 2007, the Fund (Investor Class shares) had a total return of 23.46%, compared to a total return of 8.31% for the Index as measured in unhedged U.S. Dollar terms, or 12.65% in local (Japanese yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers (in US Dollar terms) were Fanuc (+32.01%), Kyocera (+18.98%), and Tokyo Electron (+15.08%) while the bottom three performers in this group were Fast Retailing (–29.52%), Advantest (–18.89%), and Takeda Pharmaceutical (+2.54%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	23.46%	19.50%	(8.56)%	1.54%	1.54%

Service	2/7/2000	22.25%	18.33%	(9.48)%	2.54%	2.54%

Nikkei 225 Stock Average—USD Terms	2/7/2000	8.31%	12.93%	(2.29)%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	2/7/2000	12.65%	12.84%	(1.08)%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –6.91%, compared to a total return of 16.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were ExxonMobil (+27.67%), Microsoft (+22.16%), and General Electric (+22.14%), while the bottom three performers in this group were Pfizer (–5.89%), Bank of America (–3.93%), and Johnson & Johnson (–0.95%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from December 30, 1997 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	12/30/1997	(6.91)%	(8.96)%	(3.44)%	1.57%	1.48%

Service	12/30/1997	(7.81)%	(9.84)%	(4.36)%	2.57%	2.48%

S&P 500 Index	12/30/1997	16.12%	11.81%	5.97%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –5.72%, compared to a total return of 12.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Acuity Brands (+36.58%), Hologic (+15.34%), and Westar Energy (+3.77%), while the bottom three performers in this group were Highwoods Properties (–8.93%), Piedmont Natural Gas (–6.50%), and Alexandria Real Estate (–5.99%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	(5.72)%	(13.69)%	(9.14)%	1.52%	1.52%

Service	5/1/2002	(6.76)%	(14.50)%	(10.01)%	2.52%	2.52%

Russell 2000 Index	5/1/2002	12.13%	16.06%	9.67%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short OTC ProFund

The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –16.68%, compared to a total return of 28.59%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Apple Computer (+93.88%), Cisco Systems (+61.69%), and Intel (+34.01%), while the bottom three performers in this group were Amgen (–22.91%), Starbucks (–22.06%) and Comcast (+14.62%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short OTC ProFund from May 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	(16.68)%	(13.84)%	(9.55)%	1.50%	1.48%

Service	5/1/2002	(17.59)%	(14.73)%	(10.49)%	2.50%	2.48%

NASDAQ-100 Index	5/1/2002	28.59%	15.34%	8.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –17.28%, compared to a total return of 16.12%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were ExxonMobil (+27.67%), Microsoft (+22.16%), and General Electric (+22.14%), while the bottom three performers in this group were Pfizer (–5.89%), Bank of America (–3.93%), and Johnson & Johnson (–0.95%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from December 22, 1997 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	12/22/1997	(17.28)%	(19.62)%	(11.12)%	1.40%	1.40%

Service	12/22/1997	(18.09)%	(20.35)%	(11.86)%	2.40%	2.40%

S&P 500 Index	12/22/1997	16.12%	11.81%	6.16%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –20.08%, compared to a total return of 16.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, top performers were Noble Energy (+21.59%) and Microchip Technology (+16.10%), while the worst performer in this group was Expeditors International Washington (–1.18%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	(20.08)%	(19.31)%	1.59%	1.55%

Service	1/30/2004	(20.88)%	(20.18)%	2.59%	2.55%

S&P MidCap 400 Index	1/30/2004	16.73%	12.64%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –16.37%, compared to a return of 12.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Acuity Brands (+36.58%), Hologic (+15.34%), and Westar Energy (+3.77%), while the bottom three performers in this group were Highwoods Properties (–8.93%), Piedmont Natural Gas (–6.50%), and Alexandria Real Estate (–5.99%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	(16.37)%	(17.65)%	1.43%	1.43%

Service	1/30/2004	(17.24)%	(18.49)%	2.43%	2.43%

Russell 2000 Index	1/30/2004	12.13%	9.97%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the twelve months ending July 31, 2007, the Fund (Investor Class shares) had a total return of –23.47%, compared to a total return of 20.82%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of the Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were International Business Machines (+44.96%), Boeing (+35.61%), and 3M (+29.37%), and the bottom three performers were Johnson & Johnson (–0.95%), American International Group (+6.81%), and Proctor & Gamble (+12.38%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	7/22/2004	(23.47)%	(15.48)%	1.52%	1.52%

Service	7/22/2004	(24.26)%	(16.36)%	2.52%	2.52%

Dow Jones Industrial Average	7/22/2004	20.82%	11.97%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort OTC ProFund

The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –34.58%, compared to a total return of 28.59%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Apple Computer (+93.88%), Cisco Systems (+61.69%), and Intel (+34.01%), while the bottom three performers in this group were Amgen (–22.91%), Starbucks (–22.06%) and Comcast (+14.62%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort OTC ProFund from June 2, 1998 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/2/1998	(34.58)%	(30.09)%	(34.69)%	1.38%	1.38%

Service	6/2/1998	(35.17)%	(30.74)%	(35.27)%	2.38%	2.38%

NASDAQ-100 Index	6/2/1998	28.59%	15.34%	5.68%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort International ProFund

The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –27.12%, compared to a total return of 23.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers (in US Dollar terms) were Vodafone Group (+47.91%), Total SA (+21.39%), and Nestle (+20.54%) while the bottom three performers in this group were GlaxoSmithKline (–4.11%), Novartis (–2.54%), and BP (+1.61%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	(27.12)%	(20.69)%	1.50%	1.50%

Service	4/19/2006	(27.77)%	(21.49)%	2.50%	2.50%

MSCI EAFE Index	4/19/2006	23.91%	17.01%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Emerging Markets ProFund

The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –55.55%, compared to a total return of 47.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers for the period were POSCO (+136.42%), China Mobile (+82.03%), and America Movil (+68.32%), while the bottom three performers in this group were Kookmin Bank (+4.22%), Infosys Technologies (+21.36%) and Taiwan Semiconductor (+22.71%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	(55.55)%	(44.33)%	1.50%	1.50%

Service	4/19/2006	(55.97)%	(44.89)%	2.50%	2.50%

Bank of New York Emerging Markets 50 ADR Index	4/19/2006	47.91%	28.14%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Japan ProFund

The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –20.90%, compared to a total return of 8.31% for the Index as measured in unhedged U.S. Dollar terms, or 12.65% in local (Japanese yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers (in US Dollar terms) were Fanuc (+32.01%), Kyocera (+18.98%), and Tokyo Electron (+15.08%) while the bottom three performers in this group were Fast Retailing (–29.52%), Advantest (–18.89%), and Takeda Pharmaceutical (+2.54%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	3/29/2006	(20.90)%	(5.91)%	1.65%	1.65%

Service	3/29/2006	(21.76)%	(6.90)%	2.65%	2.65%

Nikkei 225 Stock Average—USD Terms	3/29/2006	8.31%	1.21%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	3/29/2006	12.65%	2.12%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –10.64%, compared to a total return of –3.68%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were SunTrust Banks (+2.52%), Citigroup (+0.30%), and JP Morgan Chase (–0.71%), while the bottom three performers in this group were Washington Mutual (–11.57%), Wachovia (–8.33%), and BB&T (–7.14%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	(10.64)%	8.38%	6.08%	2.10%	1.55%

Service	9/4/2001	(11.54)%	7.37%	5.10%	3.10%	2.55%

Dow Jones U.S. Banks Index	9/4/2001	(3.68)%	9.39%	8.04%	N/A	N/A

S&P 500 Index	9/4/2001	16.12%	11.81%	6.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 42.52%, compared to a total return of 31.80%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Monsanto (+51.22%), Praxair (+42.20%), and Dow Chemical (+30.38%), while the bottom three performers in this group were Newmont Mining (–17.78%), Nucor (–1.46%), and International Paper (+11.03%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	42.52%	17.56%	11.50%	1.49%	1.49%

Service	9/4/2001	41.10%	16.53%	10.74%	2.49%	2.49%

Dow Jones U.S. Basic Materials Index	9/4/2001	31.80%	16.25%	12.54%	N/A	N/A

S&P 500 Index	9/4/2001	16.12%	11.81%	6.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –1.96%, compared to a total return of 2.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Biogen (+34.46%), Celgene (+26.46%), and Gilead Sciences (+21.03%), while the bottom three performers in this group were Amgen (–22.91%), Genentech (–7.97%), and Genzyme (–7.77%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 year	Since Inception	Gross	Net

Investor	6/19/2000	(1.96)%	14.64%	(8.99)%	1.58%	1.55%

Service	6/19/2000	(2.93)%	13.53%	(9.86)%	2.58%	2.55%

Dow Jones U.S. Biotechnology Index	6/19/2000	2.19%	13.60%	(2.48)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 15.28%, compared to a return of 14.18%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Coca-Cola (+20.35%), Altria Group (+15.32%), and Colgate-Palmolive (+13.58%), while the bottom three performers in this group were Archer-Daniels-Midland (–22.73%), Harley-Davidson (+1.95%), and PepsiCo (+5.59%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	15.28%	7.86%	2.68%	1.55%

Service	1/30/2004	14.13%	6.80%	3.68%	2.55%

Dow Jones U.S. Consumer Goods Index	1/30/2004	14.18%	9.13%	N/A	N/A

S&P 500 Index	1/30/2004	16.12%	9.43%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 17.10%, compared to a return of 15.83%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were McDonald’s (+38.52%), Target (+33.03%) and Time Warner (+18.04%), while the bottom three performers in this group were Walgreen (–4.91%), Lowe’s (–0.47%), and WalMart (+5.01%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	17.10%	3.51%	5.32%	1.55%

Service	1/30/2004	16.00%	2.56%	6.32%	2.55%

Dow Jones U.S. Consumer Services Index	1/30/2004	15.83%	6.08%	N/A	N/A

S&P 500 Index	1/30/2004	16.12%	9.43%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –1.11%, compared to a return of 2.73%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Morgan Stanley (+17.35%), American Express (+13.60%), and American International Group (+6.81%), while the bottom three performers in this group were Wachovia (–8.33%), Bank of America (–3.93%), and Wells Fargo (–3.69%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	(1.11)%	10.57%	5.21%	1.53%	1.53%

Service	6/19/2000	(2.07)%	9.54%	4.23%	2.53%	2.53%

Dow Jones U.S. Financials Index	6/19/2000	2.73%	10.98%	8.20%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 6.67%, compared to a return of 8.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Merck (+27.53%), Abbott Laboratories (+8.68%), and Wyeth (+2.15%), while the bottom three performers in this group were Amgen (–22.91%), Pfizer (–5.89%), and Eli Lilly (–1.84%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	6.67%	6.50%	(3.10)%	1.75%	1.55%

Service	6/19/2000	5.69%	5.50%	(3.99)%	2.75%	2.55%

Dow Jones U.S. Health Care Index	6/19/2000	8.11%	7.85%	1.98%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 34.99%, compared to a total return of 26.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were First Data (+43.76%), Boeing (+35.61%), and 3M (+29.38%), while the bottom three performers in this group were FedEx (+6.12%), United Parcel Service (+12.29%), and Caterpillar (+13.19%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	34.99%	14.75%	2.44%	1.55%

Service	1/30/2004	33.70%	13.58%	3.44%	2.55%

Dow Jones U.S. Industrials Index	1/30/2004	26.91%	13.54%	N/A	N/A

S&P 500 Index	1/30/2004	16.12%	9.43%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 35.68%, compared to a total return of 27.31%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Amazon (+192.08%), eBay (+34.61%), and Google (+31.92%), while the bottom three performers in this group were E*Trade (–20.55%), Yahoo! (–14.33%), and Akamai Technologies (–14.31%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	35.68%	36.20%	(28.40)%	1.51%	1.51%

Service	6/19/2000	34.32%	35.01%	(29.21)%	2.51%	2.51%

Dow Jones Composite Internet Index	6/19/2000	27.31%	28.33%	(13.38)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 20.09%, compared to a return of 18.22%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Leap Wireless International (+97.76%), Dobson Communications (+85.82%), and Telephone & Data Systems (+63.67%), while the bottom two performers in this group were Sprint Nextel (+4.22%) and Alltel (+20.63%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	20.09%	36.34%	(26.20)%	1.56%	1.55%

Service	6/19/2000	18.85%	34.88%	(27.01)%	2.56%	2.55%

Dow Jones U.S. Mobile Telecommunications Index	6/19/2000	18.22%	29.56%	(12.32)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil & Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 27.82%, compared to a total return of 22.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Schlumberger (+42.94%), Chevron (+33.52%), and ExxonMobil (+27.67%), while the bottom three performers in this group were Baker Hughes (–0.43%), Valero Energy (+0.03%), and Occidental Petroleum (+7.14%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	27.82%	33.91%	14.71%	1.42%	1.42%

Service	6/19/2000	26.60%	32.64%	13.60%	2.42%	2.42%

Dow Jones U.S. Oil & Gas Index	6/19/2000	22.93%	26.46%	14.83%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil Equipment, Services & Distribution UltraSector ProFund

The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 31.49%, compared to a total return of 26.17%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were National Oilwell Varco (+79.16%), Schlumberger (+42.94%), and Transocean (+39.13%), while the bottom three performers in this group were BJ Services (–27.42%), Baker Hughes (–0.43%), and El Paso (+5.18%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	6/5/2006	31.49%	25.50%	1.60%	1.60%

Service	6/5/2006	30.09%	24.20%	2.60%	2.60%

Dow Jones U.S. Oil Equipment, Services & Distribution Index	6/5/2006	26.17%	21.89%	N/A	N/A

S&P 500 Index	6/5/2006	16.12%	14.99%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 1.87%, compared to a total return of 4.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Schering-Plough (+40.95%), Merck (+27.53%), and Bristol-Meyers Squibb (+23.45%), while the bottom three performers in this group were Forest Laboratories (–13.19%), Pfizer (–5.89%), and Eli Lilly (–1.84%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/28/2000	1.87%	(1.22)%	(9.06)%	1.61%	1.55%

Service	6/28/2000	0.86%	(2.13)%	(9.88)%	2.61%	2.55%

Dow Jones U.S. Pharmaceuticals Index	6/28/2000	4.93%	2.80%	(2.33)%	N/A	N/A

S&P 500 Index	6/28/2000	16.12%	11.81%	1.68%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 1.47%, compared to a return of 6.62%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Freeport-McMoRan Copper & Gold (+82.55%), Gold Fields (+49.19%), and Lihir Gold (+27.08%), while the bottom three performers in this group were Newmont Mining (–17.78%), Goldcorp (–12.58%), and AngloGold Ashanti Ltd ADS (–12.06%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	1.47%	22.38%	8.53%	1.36%	1.36%

Service	6/3/2002	0.48%	21.23%	7.50%	2.36%	2.36%

Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index	6/3/2002	6.62%	21.11%	12.29%	N/A	N/A

S&P 500 Index	6/3/2002	16.12%	11.81%	8.65%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

4 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to July 31, 2007.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –6.82%, compared to a total return of –0.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Archstone-Smith Trust (+12.98%), General Growth Properties (+8.59%), and Vornado Realty (+5.87%), while the bottom three performers in this group were Equity Residential (–11.17%), Avalonbay Communities (–5.19%), and Host Hotels & Resorts (+3.10%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	(6.82)%	18.74%	16.86%	1.70%	1.55%

Service	6/19/2000	(7.81)%	17.55%	15.64%	2.70%	2.55%

Dow Jones U.S. Real Estate Index	6/19/2000	(0.71)%	17.18%	16.53%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 30.63%, compared to a return of 24.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Applied Materials (+41.49%), Broadcom (+36.94%), and Intel (+34.01%), while the bottom three performers in this group were Advanced Micro Devices (–30.17%), Micron Technology (–23.86%), and Maxim Integrated Products (+10.06%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	30.63%	3.76%	(27.44)%	1.58%	1.55%

Service	6/19/2000	29.36%	2.70%	(28.17)%	2.58%	2.55%

Dow Jones U.S. Semiconductors Index	6/19/2000	24.91%	8.39%	(12.50)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

l

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 39.36%, compared to a total return of 29.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Apple Computer (+93.88%), Cisco Systems (+61.69%), and Hewlett-Packard (+45.40%), while the bottom three performers in this group were Motorola (–24.60%), Qualcomm (+19.62%), and Microsoft (+22.16%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	39.36%	13.27%	(22.71)%	1.66%	1.55%

Service	6/19/2000	37.99%	12.34%	(23.31)%	2.66%	2.55%

Dow Jones U.S. Technology Index	6/19/2000	29.58%	13.49%	(9.90)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 40.71%, compared to a total return of 30.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were NII Holdings (+59.19%), Embarq (+42.12%), and Verizon Communications (+36.41%), while the bottom three performers in this group were Sprint Nextel (+4.22%), Qwest Communications International (+9.50%), and Windstream (+17.43%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	40.71%	17.79%	(14.36)%	1.63%	1.55%

Service	6/19/2000	39.26%	16.68%	(15.15)%	2.63%	2.55%

Dow Jones U.S. Telecommunications Index	6/19/2000	30.08%	16.87%	(4.57)%	N/A	N/A

S&P 500 Index	6/19/2000	16.12%	11.81%	1.37%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 17.04%, compared to a return of 15.25%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were FPL Group (+37.82%), Entergy (+32.70%), and Public Service Enterprise Group (+31.87%), while the bottom three performers in this group were Duke Energy (+0.57%), Southern (+4.01%), and TXU (+4.34%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	7/26/2000	17.04%	18.77%	4.25%	1.61%	1.55%

Service	7/26/2000	15.85%	17.51%	3.26%	2.61%	2.55%

Dow Jones U.S. Utilities Index	7/26/2000	15.25%	16.84%	7.94%	N/A	N/A

S&P 500 Index	7/26/2000	16.12%	11.81%	1.71%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Oil & Gas ProFund

The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –15.42%, compared to a total return of 22.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Schlumberger (+42.94%), Chevron (+33.52%), and ExxonMobil (+27.67%), while the bottom three performers in this group were Baker Hughes (–0.43%), Valero Energy (+0.03%), and Occidental Petroleum (+7.14%.) Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	(15.42)%	(14.91)%	1.38%	1.38%

Service	9/12/2005	(16.25)%	(15.75)%	2.38%	2.38%

Dow Jones U.S. Oil & Gas Index	9/12/2005	22.93%	20.23%	N/A	N/A

S&P 500 Index	9/12/2005	16.12%	10.89%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Precious Metals ProFund

The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –6.47%, compared to a total return of 6.62%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Freeport-McMoRan Copper & Gold (+82.55%), Gold Fields (+49.19%), and Lihir Gold (+27.08%), while the bottom three performers in this group were Newmont Mining (–17.78%), Goldcorp (–12.58%), and AngloGold Ashanti Ltd ADS (–12.06%.) Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/9/2006	(6.47)%	(8.15)%	1.81%	1.55%

Service	1/9/2006	(7.45)%	(9.12)%	2.81%	2.55%

Dow Jones Precious Metals Index	1/9/2006	6.62%	5.18%	N/A	N/A

S&P 500 Index	1/9/2006	16.12%	10.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Real Estate ProFund

The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 6.16%, compared to a return of –0.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/07, the top three performers were Archstone-Smith Trust (+12.98%), General Growth Properties (+8.59%), and Vornado Realty (+5.87%), while the bottom three performers in this group were Equity Residential (–11.17%), Avalonbay Communities (–5.19%), and Host Hotels & Resorts (+3.10%.) Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	6.16%	(3.36)%	1.39%	1.39%

Service	9/12/2005	5.12%	(4.30)%	2.39%	2.39%

Dow Jones U.S. Real Estate Index	9/12/2005	(0.71)%	8.32%	N/A	N/A

S&P 500 Index	9/12/2005	16.12%	10.89%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 6.47%, compared to a total return of 5.97%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2007 the most recent Long Bond to be issued carried a maturity date of February 15, 2037 and a 4.75% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 5.97% for the twelve months ended July 31, 2007 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 5.07% on 07/31/06 to 4.90% on 7/31/07. The bond’s total return of 5.97% for the period consisted of 4.88% derived from the yield of the bond and 1.09% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		6.47%	4.08%	4.91%	1.21%	1.21%

Service	5/1/2002		5.36%	3.03%	3.82%	2.21%	2.21%

Class A	3/22/2007	**	6.18%	3.81%	4.61%	1.46%	1.46%

Class A (with sales charge)***	3/22/2007	**	1.14%	2.80%	3.64%	1.46%	1.46%

30-year U.S. Treasury Bond	5/1/2002		5.97%	5.35%	6.13%	N/A	N/A

Lehman Brothers U.S. Treasury: Long-Term Index	5/1/2002		7.19%	5.64%	6.29%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Investor and Service Class Prospectus dated December 1, 2006 and the Class A Prospectus dated March 22, 2007. Contractual fee waivers are in effect through November 30, 2007.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 0.93%, compared to a total return of 5.66%1 for the most recently issued 10-year U.S. Treasury Note. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the 10-year U.S. Treasury Note.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. As of July 31, 2007 the most recently issued 10-year U.S. Treasury Note carried a maturity date of May 15, 2017 and a 4.50% coupon.

The most recently issued 10-year U.S. Treasury Note had a total return of 5.66% for the twelve months ended July 31, 2007 as measured by the Ryan Labs 10 Year Treasury Index. The yield on the 10-year Treasury Note decreased from 4.98% on 07/31/06 to 4.74% on 7/31/07. The note’s total return of 5.66% for the period consisted of 4.75% derived from the yield on the note and 0.91% derived from the price change of the note. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark security, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date		1 Year	Since Inception	Gross	Net

Investor	1/10/2005		0.93%	2.83%	1.46%	1.46%

Service	1/10/2005		(0.06)%	1.84%	2.46%	2.46%

Class A	3/22/2007	**	0.76%	2.64%	1.71%	1.71%

Class A (with sales charge)***	3/22/2007	**	(4.03)%	0.69%	1.71%	1.71%

10-year U.S. Treasury Note	1/10/2005		5.66%	2.45%	N/A	N/A

Lehman Brothers Composite U.S. Treasury Index	1/10/2005		5.99%	3.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Investor and Service Class Prospectus dated December 1, 2006 and the Class A Prospectus dated March 22, 2007. Contractual fee waivers are in effect through November 30, 2007.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S. Treasury Note.

3 The Lehman Brothers Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –0.40%, compared to a total return of 5.97%1 for the most recently issued 30-year U.S. Treasury Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of July 31, 2007 the most recent Long Bond to be issued carried a maturity date of February 15, 2037 and a 4.75% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 5.97% for the twelve months ended July 31, 2007 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 5.07% on 7/31/06 to 4.90% on 7/31/07. The bond’s total return of 5.97% for the period consisted of 4.88% derived from the yield of the bond and 1.09% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of 7/31/07			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		(0.40)%	(4.52)%	(5.52)%	1.43%	1.43%

Service	5/1/2002		(1.43)%	(5.45)%	(6.38)%	2.43%	2.43%

Class A	3/22/2007	**	(0.62)%	(4.72)%	(5.66)%	1.68%	1.68%

Class A (with sales charge)***	3/22/2007	**	(5.36)%	(5.64)%	(6.53)%	1.68%	1.68%

30-year U.S. Treasury Bond	5/1/2002		5.97%	5.35%	6.13%	N/A	N/A

Lehman Brothers U.S. Treasury: Long-Term Index	5/1/2002		7.19%	5.64%	6.29%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Investor and Service Class Prospectus dated December 1, 2006 and the Class A Prospectus dated March 22, 2007. Contractual fee waivers are in effect through November 30, 2007.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising U.S. Dollar ProFund

The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index (USDX). For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of –0.26%, compared to a return of –5.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD declined versus five of the six currencies, gaining only against the Yen: The USD lost 6.7% against the Euro, gained 3.4% against the Yen, lost 8.1% against the Pound, lost 5.7% against the Canadian Dollar, lost 6.6% against the Krona, and lost 2.4% against the Franc.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	(0.26)%	2.43%	1.68%	1.55%

Service	2/17/2005	(1.18)%	1.48%	2.68%	2.55%

U.S. Dollar Index	2/17/2005	(5.26)%	(1.30)%	N/A	N/A

S&P 500 Index	2/17/2005	16.12%	10.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Falling U.S. Dollar ProFund

The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX). For the twelve months ended July 31, 2007, the Fund (Investor Class shares) had a total return of 7.41%, compared to a return of –5.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD declined versus five of the six currencies, gaining only against the Yen: The USD lost 6.7% against the Euro, gained 3.4% against the Yen, lost 8.1% against the Pound, lost 5.7% against the Canadian Dollar, lost 6.6% against the Krona, and lost 2.4% against the Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2007, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of 7/31/07		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	7.41%	2.33%	1.50%	1.50%

Service	2/17/2005	6.35%	1.32%	2.50%	2.50%

U.S. Dollar Index	2/17/2005	(5.26)%	(1.30)%	N/A	N/A

S&P 500 Index	2/17/2005	16.12%	10.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2006. Contractual fee waivers are in effect through November 30, 2007.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings & Index Composition (unaudited)

July 31, 2007

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	18%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.0%
General Electric Co.	2.5%
Microsoft Corp.	1.5%
AT&T, Inc.	1.5%
Citigroup, Inc.	1.5%

S&P 500 Index - Composition

% of Index
Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	2%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Noble Energy, Inc.	0.9%
Lyondell Chemical Co.	0.8%
Expeditors International of Washington, Inc.	0.8%
Cameron International Corp.	0.7%
Microchip Technology, Inc.	0.7%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	14%
Consumer Cyclical	13%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Futures Contracts	3%
Swap Agreements	13%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kyphon, Inc.	0.2%
CF Industries Holdings, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Equinix, Inc.	0.2%
Ohio Casualty Corp.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	10%
Energy	5%
Basic Materials	4%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Futures Contracts	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	9.1%
Microsoft Corp.	5.5%
Qualcomm, Inc.	4.8%
Google, Inc.—Class A	4.0%
Cisco Systems, Inc.	3.6%

NASDAQ-100 Index - Composition

% of Index
Technology	44%
Communications	30%
Consumer Non-Cyclical	13%
Consumer Cyclical	10%
Industrial	3%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	3.6%
General Electric Co.	3.6%
Citigroup, Inc.	3.4%
Bank of America Corp.	3.2%
J.P. Morgan Chase & Co.	2.3%

S&P 500/Citigroup Value Index - Composition

% of Index
Financial	30%
Communications	13%
Industrial	13%
Consumer Non-Cyclical	12%
Technology	9%
Energy	7%
Utilities	6%
Consumer Cyclical	5%
Basic Materials	5%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.8%
Procter & Gamble Co.	3.1%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.8%
American International Group, Inc.	2.6%

S&P 500/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	26%
Energy	15%
Technology	14%
Consumer Cyclical	11%
Industrial	11%
Communications	10%
Financial	10%
Basic Materials	2%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	2%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Lyondell Chemical Co.	1.7%
Telephone & Data Systems, Inc.	1.2%
Manpower, Inc.	1.2%
Edwards (A.G.), Inc.	1.1%
ONEOK, Inc.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition

% of Index
Financial	20%
Industrial	18%
Consumer Non-Cyclical	12%
Utilities	12%
Basic Materials	9%
Consumer Cyclical	8%
Technology	8%
Energy	7%
Communications	6%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Expeditors International of Washington, Inc.	1.6%
Noble Energy, Inc.	1.3%
Jacobs Engineering Group, Inc.	1.3%
Southwestern Energy Co.	1.2%
Everest Re Group, Ltd.	1.1%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	24%
Consumer Cyclical	18%
Industrial	16%
Energy	13%
Technology	11%
Financial	9%
Communications	5%
Basic Materials	2%
Diversified	1%
Utilities	1%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Futures Contracts	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shaw Group, Inc.	1.4%
Anixter International, Inc.	0.9%
UGI Corp.	0.9%
Kansas City Southern Industries, Inc.	0.9%
URS Corp.	0.9%

S&P SmallCap 600/Citigroup Value Index - Composition

% of Index
Industrial	27%
Financial	18%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Utilities	8%
Technology	7%
Basic Materials	5%
Communications	5%
Energy	2%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	1%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Manitowoc Co.	1.7%
Chaparral Steel Co.	1.4%
Crocs, Inc.	1.4%
Trimble Navigation, Ltd.	1.4%
Helix Energy Solutions Group, Inc.	1.3%

S&P SmallCap 600/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	22%
Industrial	20%
Consumer Cyclical	19%
Technology	11%
Financial	10%
Energy	10%
Communications	3%
Basic Materials	3%
Utilities	2%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC—Class A	6.4%
BP Amoco PLC	5.8%
HSBC Holdings PLC	5.5%
Total Fina SA	5.1%
Vodafone Group PLC	4.7%

ProFunds Europe 30 Index - Composition

% of Index
United Kingdom	41%
Switzerland	16%
France	13%
Germany	10%
Netherlands	5%
Ireland	4%
Luxembourg	4%
Finland	4%
Sweden	3%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	64%
Swap Agreements	53%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.1%
General Electric Co.	2.5%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Citigroup, Inc.	1.5%

S&P 500 Index - Composition

% of Index
Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	18%
Swap Agreements	104%
Total Exposure	205%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Noble Energy, Inc.	0.7%
Lyondell Chemical Co.	0.7%
Expeditors International of Washington, Inc.	0.7%
Cameron International Corp.	0.6%
Microchip Technology, Inc.	0.6%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	14%
Consumer Cyclical	13%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	45%
Swap Agreements	82%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kyphon, Inc.	0.2%
CF Industries Holdings, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Equinix, Inc.	0.2%
Ohio Casualty Corp.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	10%
Energy	5%
Basic Materials	4%
Utilities	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	114%
Swap Agreements	3%
Options	NM
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.7%
Boeing Co.	5.3%
3M Co.	4.5%
Exxon Mobil Corp.	4.3%
Caterpillar, Inc.	4.0%

Dow Jones Industrial Average - Composition

% of Index
Industrial	27%
Consumer Non-Cyclical	19%
Financial	13%
Technology	13%
Consumer Cyclical	10%
Communications	7%
Energy	6%
Basic Materials	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	32%
Swap Agreements	92%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.5%
Microsoft Corp.	4.5%
Qualcomm, Inc.	4.0%
Google, Inc. - Class A	3.3%
Cisco Systems, Inc.	3.0%

NASDAQ-100 Index - Composition

% of Index
Technology	44%
Communications	30%
Consumer Non-Cyclical	13%
Consumer Cyclical	10%
Industrial	3%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

% of Index
United Kingdom	23%
Japan	21%
France	10%
Germany	8%
Switzerland	7%
Australia	6%
Spain	4%
Italy	4%
Netherlands	4%
Other	13%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraEmerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	27%
China	19%
Korea	14%
Mexico	12%
Taiwan	9%
India	6%
South Africa	4%
Israel	4%
Russia	2%
Other	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	149%
Swap Agreements	51%
Options	NM
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	31%
Consumer Cyclical	22%
Consumer Non-Cyclical	15%
Technology	9%
Financial	8%
Basic Materials	7%
Communications	7%
Energy	1%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(38)%
Swap Agreements	(62)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%
Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(46)%
Swap Agreements	(54)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	10%
Energy	5%
Basic Materials	4%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	44%
Communications	30%
Consumer Non-Cyclical	13%
Consumer Cyclical	10%
Industrial	3%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(114)%
Swap Agreements	(86)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(29)%
Swap Agreements	(166)%
Options	NM
Total Exposure	(195)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	19%
Industrial	17%
Financial	14%
Consumer Cyclical	13%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Swap Agreements	(100)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	10%
Energy	5%
Basic Materials	4%
Utilities	3%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(95)%
Swap Agreements	(105)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Industrial	27%
Consumer Non-Cyclical	19%
Financial	13%
Technology	13%
Consumer Cyclical	10%
Communications	7%
Energy	6%
Basic Materials	5%

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(175)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	44%
Communications	30%
Consumer Non-Cyclical	13%
Consumer Cyclical	10%
Industrial	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

% of Index
United Kingdom	23%
Japan	21%
France	10%
Germany	8%
Switzerland	7%
Australia	6%
Spain	4%
Italy	4%
Netherlands	4%
Other	13%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	27%
China	19%
Korea	14%
Mexico	12%
Taiwan	9%
India	6%
South Africa	4%
Israel	4%
Russia	2%
Other	3%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(179)%
Swap Agreements	(23)%
Options	NM
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	31%
Consumer Cyclical	22%
Consumer Non-Cyclical	15%
Technology	9%
Financial	8%
Basic Materials	7%
Communications	7%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	14.3%
Bank of America Corp.	13.2%
J.P. Morgan Chase & Co.	9.3%
Wells Fargo & Co.	6.6%
Wachovia Corp.	5.6%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	6.2%
The Dow Chemical Co.	6.1%
Freeport-McMoRan Copper & Gold, Inc.—Class B	5.2%
Monsanto Co.	5.0%
Alcoa, Inc.	4.8%

Dow Jones U.S. Basic Materials Index - Composition

% of Index
Chemicals	53%
Industrial Metals	29%
Mining	10%
Forestry and Paper	8%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	19.4%
Gilead Sciences, Inc.	10.8%
Genentech, Inc.	10.7%
Celgene Corp.	7.1%
Biogen Idec, Inc.	4.9%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.2%
Altria Group, Inc.	7.9%
Coca-Cola Co.	6.3%
PepsiCo, Inc.	6.1%
Kraft Foods, Inc.	3.0%

Dow Jones U.S. Consumer Goods Index - Composition

% of Index
Household Goods	22%
Beverages	22%
Food Producers	17%
Tobacco	13%
Personal Goods	12%
Automobiles and Parts	8%
Leisure Goods	6%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.9%
Comcast Corp.—Special Class A	3.3%
Home Depot, Inc.	3.1%
Time Warner, Inc.	3.1%
Walt Disney Co.	2.6%

Dow Jones U.S. Consumer Services Index - Composition

% of Index
General Retailers	39%
Media	30%
Travel and Leisure	18%
Food and Drug Retailers	13%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	6.2%
Bank of America Corp.	5.7%
J.P. Morgan Chase & Co.	4.0%
American International Group, Inc.	3.9%
Wells Fargo & Co.	2.8%

Dow Jones U.S. Financials Index - Composition

% of Index
Banks	40%
General Financial	27%
Nonlife Insurance	16%
Real Estate	11%
Life Insurance	6%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.7%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	4.8%
Abbott Laboratories	3.4%
UnitedHealth Group, Inc.	2.9%

Dow Jones U.S. Health Care Index - Composition

% of Index
Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	14.5%
Boeing Co.	2.7%
United Technologies Corp.	2.4%
3M Co.	2.1%
United Parcel Service, Inc.—Class B	1.9%

Dow Jones U.S. Industrials Index - Composition

% of Index
General Industrials	30%
Aerospace and Defense	16%
Support Services	14%
Industrial Transportation	12%
Industrial Engineering	11%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.0%
eBay, Inc.	8.4%
Google, Inc.—Class A	8.2%
Yahoo!, Inc.	6.9%
E* TRADE Financial Corp.	4.5%

Dow Jones Composite Internet Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	91%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Corp.	24.8%
Alltel Corp.	16.3%
NII Holdings, Inc.—Class B	8.8%
Leap Wireless International, Inc.	3.1%
Telephone & Data Systems, Inc.	2.5%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.8%
ChevronTexaco Corp.	8.7%
ConocoPhillips	5.8%
Schlumberger, Ltd.	5.3%
Occidental Petroleum Corp.	2.2%

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	20.3%
Halliburton Co.	6.0%
Transocean Sedco Forex, Inc.	5.6%
Baker Hughes, Inc.	4.6%
National-Oilwell Varco, Inc.	3.9%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.1%
Pfizer, Inc.	15.3%
Merck & Co., Inc.	9.9%
Abbott Laboratories	7.2%
Wyeth	4.9%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.5%
Vornado Realty Trust	3.5%
Prologis	3.4%
Archstone-Smith Trust	3.0%
Equity Residential Properties Trust	2.7%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.6%
Texas Instruments, Inc.	8.4%
Applied Materials, Inc.	5.1%
NVIDIA Corp.	2.8%
Broadcom Corp.—Class A	2.6%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	8.6%
Cisco Systems, Inc.	6.1%
International Business Machines Corp.	5.3%
Intel Corp.	4.8%
Google, Inc.—Class A	4.4%

Dow Jones U.S. Technology Index - Composition

% of Index
Technology Hardware and Equipment	61%
Software and Computer Services	39%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	85%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.6%
Verizon Communications, Inc.	17.4%
Sprint Corp.	8.1%
Alltel Corp.	3.2%
Qwest Communications International, Inc.	1.8%

Dow Jones U.S. Telecommunications Index - Composition

% of Index
Fixed Line Telecommunications	80%
Mobile Telecommunications	20%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.8%
TXU Corp.	3.8%
Dominion Resources, Inc.	3.7%
Southern Co.	3.1%
Public Service Enterprise Group, Inc.	2.7%

Dow Jones U.S. Utilities Index - Composition

% of Index
Electricity	74%
Gas, Water & Multiutilities	26%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	3%
Swap Agreements	34%
U.S. Treasury Obligations	88%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(89)%
Options	NM
Total Exposure	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2007

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(126)%
Options	NM
Total Exposure	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

US Dollar Index - Currencies

% of Index
Euro	58%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	3%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

US Dollar Index - Currencies

% of Index
Euro	58%
Japanese Yen	14%
British Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	3%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2007 and held for the entire period from February 1, 2007 through July 31, 2007 (unless otherwise noted).

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period* 2/1/07 - 7/31/07	Expense Ratio During Period 2/1/07 - 7/31/07
Investor Class
Bull ProFund	$1,000.00	$1,012.00	$7.93	1.59%
Mid-Cap ProFund	1,000.00	1,024.80	8.99	1.79%
Small-Cap ProFund	1,000.00	968.00	7.47	1.53%
OTC ProFund	1,000.00	1,073.20	7.86	1.53%
Large-Cap Value ProFund	1,000.00	1,003.10	8.79	1.77%
Large-Cap Growth ProFund	1,000.00	1,019.50	7.61	1.52%
Mid-Cap Value ProFund	1,000.00	1,006.60	7.41	1.49%
Mid-Cap Growth ProFund	1,000.00	1,045.80	7.10	1.40%
Small-Cap Value ProFund	1,000.00	975.70	7.30	1.49%
Small-Cap Growth ProFund	1,000.00	1,033.50	7.46	1.48%
Europe 30 ProFund	1,000.00	1,091.80	6.90	1.33%
UltraBull ProFund	1,000.00	996.40	7.23	1.46%
UltraMid-Cap ProFund	1,000.00	1,023.50	7.27	1.45%
UltraSmall-Cap ProFund	1,000.00	908.60	7.10	1.50%
UltraDow 30 ProFund	1,000.00	1,072.70	7.61	1.48%
UltraOTC ProFund	1,000.00	1,115.90	7.66	1.46%
UltraInternational ProFund	1,000.00	1,063.00	7.47	1.46%
UltraEmerging Markets ProFund	1,000.00	1,336.30	7.99	1.38%
UltraJapan ProFund	1,000.00	967.90	7.81	1.60%
Bear ProFund	1,000.00	1,014.60	7.39	1.48%
Short Small-Cap ProFund	1,000.00	1,051.70	8.95	1.76%
Short OTC ProFund	1,000.00	957.60	7.18	1.48%
UltraBear ProFund	1,000.00	1,003.70	7.25	1.46%
UltraShort Mid-Cap ProFund	1,000.00	972.00	7.58	1.55%
UltraShort Small-Cap ProFund	1,000.00	1,072.90	7.76	1.51%
UltraShort Dow 30 ProFund	1,000.00	939.00	7.26	1.51%
UltraShort OTC ProFund	1,000.00	890.50	6.84	1.46%
UltraShort International ProFund	1,000.00	915.90	8.84	1.86%
UltraShort Emerging Markets ProFund	1,000.00	671.50	6.26	1.51%
UltraShort Japan ProFund	1,000.00	1,018.20	9.71	1.94%
Banks UltraSector ProFund	1,000.00	813.30	6.97	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,148.50	8.04	1.51%
Biotechnology UltraSector ProFund	1,000.00	921.30	7.38	1.55%
Consumer Goods UltraSector ProFund	1,000.00	976.90	7.60	1.55%
Consumer Services UltraSector ProFund	1,000.00	904.90	7.32	1.55%
Financials UltraSector ProFund	1,000.00	833.10	8.68	1.91%
Health Care UltraSector ProFund	1,000.00	959.00	7.53	1.55%
Industrials UltraSector ProFund	1,000.00	1,133.30	8.20	1.55%
Internet UltraSector ProFund	1,000.00	1,007.10	7.61	1.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,192.70	8.21	1.51%
Oil & Gas UltraSector ProFund	1,000.00	1,281.40	8.43	1.49%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,468.70	9.92	1.62%
Pharmaceuticals UltraSector ProFund	1,000.00	929.00	7.41	1.55%
Precious Metals UltraSector ProFund	1,000.00	1,110.10	7.32	1.40%
Real Estate UltraSector ProFund	1,000.00	681.40	6.42	1.54%
Semiconductor UltraSector ProFund	1,000.00	1,143.70	8.24	1.55%
Technology UltraSector ProFund	1,000.00	1,073.70	7.97	1.55%
Telecommunications UltraSector ProFund	1,000.00	1,101.70	7.71	1.48%
Utilities UltraSector ProFund	1,000.00	1,043.00	7.70	1.52%
Short Oil & Gas ProFund	1,000.00	848.00	9.03	1.97%
Short Precious Metals ProFund	1,000.00	915.00	6.27	1.32%
Short Real Estate ProFund	1,000.00	1,286.80	8.62	1.52%
U.S. Government Plus ProFund	1,000.00	1,017.30	6.35	1.27%
Rising Rates Opportunity 10 ProFund	1,000.00	1,007.60	8.21	1.65%
Rising Rates Opportunity ProFund	1,000.00	1,012.40	7.58	1.52%
Rising U.S. Dollar ProFund	1,000.00	978.60	7.70	1.57%
Falling U.S. Dollar ProFund	1,000.00	1,057.20	7.50	1.47%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period* 2/1/07 - 7/31/07	Expense Ratio During Period 2/1/07 - 7/31/07
Service Class
Bull ProFund	$1,000.00	$1,006.80	$12.89	2.59%
Mid-Cap ProFund	1,000.00	1,019.80	13.97	2.79%
Small-Cap ProFund	1,000.00	963.60	12.32	2.53%
OTC ProFund	1,000.00	1,068.10	12.97	2.53%
Large-Cap Value ProFund	1,000.00	998.30	13.72	2.77%
Large-Cap Growth ProFund	1,000.00	1,014.70	12.59	2.52%
Mid-Cap Value ProFund	1,000.00	1,001.60	12.36	2.49%
Mid-Cap Growth ProFund	1,000.00	1,040.50	12.14	2.40%
Small-Cap Value ProFund	1,000.00	970.70	12.17	2.49%
Small-Cap Growth ProFund	1,000.00	1,028.20	12.47	2.48%
Europe 30 ProFund	1,000.00	1,087.30	12.06	2.33%
UltraBull ProFund	1,000.00	992.00	12.15	2.46%
UltraMid-Cap ProFund	1,000.00	1,018.60	12.26	2.45%
UltraSmall-Cap ProFund	1,000.00	904.00	11.80	2.50%
UltraDow 30 ProFund	1,000.00	1,067.50	12.71	2.48%
UltraOTC ProFund	1,000.00	1,110.50	12.87	2.46%
UltraInternational ProFund	1,000.00	1,058.10	12.55	2.46%
UltraEmerging Markets ProFund	1,000.00	1,329.90	13.75	2.38%
UltraJapan ProFund	1,000.00	963.10	12.66	2.60%
Bear ProFund	1,000.00	1,009.90	12.36	2.48%
Short Small-Cap ProFund	1,000.00	1,046.10	14.00	2.76%
Short OTC ProFund	1,000.00	952.80	12.01	2.48%
UltraBear ProFund	1,000.00	998.50	12.19	2.46%
UltraShort Mid-Cap ProFund	1,000.00	968.00	12.44	2.55%
UltraShort Small-Cap ProFund	1,000.00	1,067.80	12.87	2.51%
UltraShort Dow 30 ProFund	1,000.00	934.80	12.04	2.51%
UltraShort OTC ProFund	1,000.00	887.00	11.51	2.46%
UltraShort International ProFund	1,000.00	912.10	13.56	2.86%
UltraShort Emerging Markets ProFund	1,000.00	668.50	10.38	2.51%
UltraShort Japan ProFund	1,000.00	1,013.00	14.67	2.94%
Banks UltraSector ProFund	1,000.00	809.20	11.44	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,142.50	13.33	2.51%
Biotechnology UltraSector ProFund	1,000.00	916.90	12.12	2.55%
Consumer Goods UltraSector ProFund	1,000.00	972.10	12.47	2.55%
Consumer Services UltraSector ProFund	1,000.00	900.90	12.02	2.55%
Financials UltraSector ProFund	1,000.00	828.80	13.20	2.91%
Health Care UltraSector ProFund	1,000.00	954.70	12.36	2.55%
Industrials UltraSector ProFund	1,000.00	1,127.60	13.45	2.55%
Internet UltraSector ProFund	1,000.00	1,002.10	12.56	2.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,186.50	13.61	2.51%
Oil & Gas UltraSector ProFund	1,000.00	1,275.00	14.05	2.49%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,461.30	15.99	2.62%
Pharmaceuticals UltraSector ProFund	1,000.00	923.20	12.16	2.55%
Precious Metals UltraSector ProFund	1,000.00	1,104.80	12.53	2.40%
Real Estate UltraSector ProFund	1,000.00	678.00	10.57	2.54%
Semiconductor UltraSector ProFund	1,000.00	1,138.50	13.52	2.55%
Technology UltraSector ProFund	1,000.00	1,068.40	13.08	2.55%
Telecommunications UltraSector ProFund	1,000.00	1,095.90	12.89	2.48%
Utilities UltraSector ProFund	1,000.00	1,037.50	12.73	2.52%
Short Oil & Gas ProFund	1,000.00	843.70	13.58	2.97%
Short Precious Metals ProFund	1,000.00	909.90	10.99	2.32%
Short Real Estate ProFund	1,000.00	1,279.80	14.24	2.52%
U.S. Government Plus ProFund	1,000.00	1,012.00	11.32	2.27%
Rising Rates Opportunity 10 ProFund	1,000.00	1,002.90	13.16	2.65%
Rising Rates Opportunity ProFund	1,000.00	1,007.10	12.54	2.52%
Rising U.S. Dollar ProFund	1,000.00	974.40	12.58	2.57%
Falling U.S. Dollar ProFund	1,000.00	1,051.70	12.57	2.47%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

	Beginning Account Value 3/22/07	Ending Account Value 7/31/07	Expenses Paid During Period* 3/22/07 - 7/31/07	Expense Ratio During Period 3/22/07 - 7/31/07
Class A**
U.S. Government Plus ProFund	$1,000.00	$988.70	$5.47	1.52%
Rising Rates Opportunity 10 ProFund	1,000.00	1,020.60	7.67	2.10%
Rising Rates Opportunity ProFund	1,000.00	1,030.80	6.54	1.78%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from March 22, 2007 (date of commencement of operations) to July 31, 2007.

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period* 2/1/07 - 7/31/07	Expense Ratio During Period 2/1/07 - 7/31/07
Investor Class
Bull ProFund	$1,000.00	$1,016.91	$7.95	1.59%
Mid-Cap ProFund	1,000.00	1,015.92	8.95	1.79%
Small-Cap ProFund	1,000.00	1,017.21	7.65	1.53%
OTC ProFund	1,000.00	1,017.21	7.65	1.53%
Large-Cap Value ProFund	1,000.00	1,016.02	8.85	1.77%
Large-Cap Growth ProFund	1,000.00	1,017.26	7.60	1.52%
Mid-Cap Value ProFund	1,000.00	1,017.41	7.45	1.49%
Mid-Cap Growth ProFund	1,000.00	1,017.85	7.00	1.40%
Small-Cap Value ProFund	1,000.00	1,017.41	7.45	1.49%
Small-Cap Growth ProFund	1,000.00	1,017.46	7.40	1.48%
Europe 30 ProFund	1,000.00	1,018.20	6.66	1.33%
UltraBull ProFund	1,000.00	1,017.55	7.30	1.46%
UltraMid-Cap ProFund	1,000.00	1,017.60	7.25	1.45%
UltraSmall-Cap ProFund	1,000.00	1,017.36	7.50	1.50%
UltraDow 30 ProFund	1,000.00	1,017.46	7.40	1.48%
UltraOTC ProFund	1,000.00	1,017.55	7.30	1.46%
UltraInternational ProFund	1,000.00	1,017.55	7.30	1.46%
UltraEmerging Markets ProFund	1,000.00	1,017.95	6.90	1.38%
UltraJapan ProFund	1,000.00	1,016.86	8.00	1.60%
Bear ProFund	1,000.00	1,017.46	7.40	1.48%
Short Small-Cap ProFund	1,000.00	1,016.07	8.80	1.76%
Short OTC ProFund	1,000.00	1,017.46	7.40	1.48%
UltraBear ProFund	1,000.00	1,017.55	7.30	1.46%
UltraShort Mid-Cap ProFund	1,000.00	1,017.11	7.75	1.55%
UltraShort Small-Cap ProFund	1,000.00	1,017.31	7.55	1.51%
UltraShort Dow 30 ProFund	1,000.00	1,017.31	7.55	1.51%
UltraShort OTC ProFund	1,000.00	1,017.55	7.30	1.46%
UltraShort International ProFund	1,000.00	1,015.57	9.30	1.86%
UltraShort Emerging Markets ProFund	1,000.00	1,017.31	7.55	1.51%
UltraShort Japan ProFund	1,000.00	1,015.17	9.69	1.94%
Banks UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,017.31	7.55	1.51%
Biotechnology UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Consumer Services UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Financials UltraSector ProFund	1,000.00	1,015.32	9.54	1.91%
Health Care UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Industrials UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Internet UltraSector ProFund	1,000.00	1,017.21	7.65	1.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.31	7.55	1.51%
Oil & Gas UltraSector ProFund	1,000.00	1,017.41	7.45	1.49%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.76	8.10	1.62%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Precious Metals UltraSector ProFund	1,000.00	1,017.85	7.00	1.40%
Real Estate UltraSector ProFund	1,000.00	1,017.16	7.70	1.54%
Semiconductor UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Technology UltraSector ProFund	1,000.00	1,017.11	7.75	1.55%
Telecommunications UltraSector ProFund	1,000.00	1,017.46	7.40	1.48%
Utilities UltraSector ProFund	1,000.00	1,017.26	7.60	1.52%
Short Oil & Gas ProFund	1,000.00	1,015.03	9.84	1.97%
Short Precious Metals ProFund	1,000.00	1,018.25	6.61	1.32%
Short Real Estate ProFund	1,000.00	1,017.26	7.60	1.52%
U.S. Government Plus ProFund	1,000.00	1,018.50	6.36	1.27%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.61	8.25	1.65%
Rising Rates Opportunity ProFund	1,000.00	1,017.26	7.60	1.52%
Rising U.S. Dollar ProFund	1,000.00	1,017.01	7.85	1.57%
Falling U.S. Dollar ProFund	1,000.00	1,017.50	7.35	1.47%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period* 2/1/07 - 7/31/07	Expense Ratio During Period 2/1/07 - 7/31/07
Service Class
Bull ProFund	$1,000.00	$1,011.95	$12.92	2.59%
Mid-Cap ProFund	1,000.00	1,010.96	13.91	2.79%
Small-Cap ProFund	1,000.00	1,012.25	12.62	2.53%
OTC ProFund	1,000.00	1,012.25	12.62	2.53%
Large-Cap Value ProFund	1,000.00	1,011.06	13.81	2.77%
Large-Cap Growth ProFund	1,000.00	1,012.30	12.57	2.52%
Mid-Cap Value ProFund	1,000.00	1,012.45	12.42	2.49%
Mid-Cap Growth ProFund	1,000.00	1,012.89	11.98	2.40%
Small-Cap Value ProFund	1,000.00	1,012.45	12.42	2.49%
Small-Cap Growth ProFund	1,000.00	1,012.50	12.37	2.48%
Europe 30 ProFund	1,000.00	1,013.24	11.63	2.33%
UltraBull ProFund	1,000.00	1,012.60	12.28	2.46%
UltraMid-Cap ProFund	1,000.00	1,012.65	12.23	2.45%
UltraSmall-Cap ProFund	1,000.00	1,012.40	12.47	2.50%
UltraDow 30 ProFund	1,000.00	1,012.50	12.37	2.48%
UltraOTC ProFund	1,000.00	1,012.60	12.28	2.46%
UltraInternational ProFund	1,000.00	1,012.60	12.28	2.46%
UltraEmerging Markets ProFund	1,000.00	1,012.99	11.88	2.38%
UltraJapan ProFund	1,000.00	1,011.90	12.97	2.60%
Bear ProFund	1,000.00	1,012.50	12.37	2.48%
Short Small-Cap ProFund	1,000.00	1,011.11	13.76	2.76%
Short OTC ProFund	1,000.00	1,012.50	12.37	2.48%
UltraBear ProFund	1,000.00	1,012.60	12.28	2.46%
UltraShort Mid-Cap ProFund	1,000.00	1,012.15	12.72	2.55%
UltraShort Small-Cap ProFund	1,000.00	1,012.35	12.52	2.51%
UltraShort Dow 30 ProFund	1,000.00	1,012.35	12.52	2.51%
UltraShort OTC ProFund	1,000.00	1,012.60	12.28	2.46%
UltraShort International ProFund	1,000.00	1,010.61	14.26	2.86%
UltraShort Emerging Markets ProFund	1,000.00	1,012.35	12.52	2.51%
UltraShort Japan ProFund	1,000.00	1,010.22	14.65	2.94%
Banks UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,012.35	12.52	2.51%
Biotechnology UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Consumer Services UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Financials UltraSector ProFund	1,000.00	1,010.36	14.51	2.91%
Health Care UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Industrials UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Internet UltraSector ProFund	1,000.00	1,012.25	12.62	2.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.35	12.52	2.51%
Oil & Gas UltraSector ProFund	1,000.00	1,012.45	12.42	2.49%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.80	13.07	2.62%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Precious Metals UltraSector ProFund	1,000.00	1,012.89	11.98	2.40%
Real Estate UltraSector ProFund	1,000.00	1,012.20	12.67	2.54%
Semiconductor UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Technology UltraSector ProFund	1,000.00	1,012.15	12.72	2.55%
Telecommunications UltraSector ProFund	1,000.00	1,012.50	12.37	2.48%
Utilities UltraSector ProFund	1,000.00	1,012.30	12.57	2.52%
Short Oil & Gas ProFund	1,000.00	1,010.07	14.80	2.97%
Short Precious Metals ProFund	1,000.00	1,013.29	11.58	2.32%
Short Real Estate ProFund	1,000.00	1,012.30	12.57	2.52%
U.S. Government Plus ProFund	1,000.00	1,013.54	11.33	2.27%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.65	13.22	2.65%
Rising Rates Opportunity ProFund	1,000.00	1,012.30	12.57	2.52%
Rising U.S. Dollar ProFund	1,000.00	1,012.05	12.82	2.57%
Falling U.S. Dollar ProFund	1,000.00	1,012.55	12.33	2.47%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period* 2/1/07 - 7/31/07	Expense Ratio During Period 2/1/07 - 7/31/07
Class A**
U.S. Government Plus ProFund	$1,000.00	$1,017.26	$7.60	1.52%
Rising Rates Opportunity 10 ProFund	1,000.00	1,014.38	10.49	2.10%
Rising Rates Opportunity ProFund	1,000.00	1,015.97	8.90	1.78%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from March 22, 2007 (date of commencement of operations) to July 31, 2007 and has been adjusted to reflect values for the period from February 1, 2007 to July 31, 2007.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Common Stocks (81.8%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	1,703	$151,431
Abbott Laboratories (Pharmaceuticals)	0.5%	3,640	184,512
Altria Group, Inc. (Agriculture)	0.9%	4,966	330,090
American Express Co. (Diversified Financial Services)	0.4%	2,808	164,380
American International Group, Inc. (Insurance)	1.1%	6,123	392,974
Amgen, Inc.* (Biotechnology)	0.4%	2,743	147,409
Apple Computer, Inc.* (Computers)	0.7%	2,041	268,922
AT&T, Inc. (Telecommunications)	1.5%	14,560	570,170
Bank of America Corp. (Banks)	1.3%	10,478	496,867
Boeing Co. (Aerospace/Defense)	0.5%	1,859	192,276
ChevronTexaco Corp. (Oil & Gas)	1.2%	5,070	432,268
Cisco Systems, Inc.* (Telecommunications)	1.1%	14,326	414,165
Citigroup, Inc. (Diversified Financial Services)	1.5%	11,674	543,658
Coca-Cola Co. (Beverages)	0.7%	4,745	247,262
Comcast Corp.—Special Class A* (Media)	0.5%	7,345	192,953
ConocoPhillips (Oil & Gas)	0.8%	3,861	312,123
Dell, Inc.* (Computers)	0.4%	5,356	149,807
Exxon Mobil Corp. (Oil & Gas)	3.0%	13,299	1,132,144
General Electric Co. (Miscellaneous Manufacturing)	2.5%	24,284	941,248
Google, Inc.—Class A* (Internet)	0.7%	520	265,200
Hewlett-Packard Co. (Computers)	0.8%	6,188	284,834
Home Depot, Inc. (Retail)	0.5%	4,654	172,989
Intel Corp. (Semiconductors)	0.9%	13,715	323,948
International Business Machines Corp. (Computers)	1.0%	3,224	356,736
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	8,060	354,721
Johnson & Johnson (Healthcare—Products)	1.1%	6,838	413,699
Merck & Co., Inc. (Pharmaceuticals)	0.7%	5,122	254,307
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.4%	2,054	152,407
Microsoft Corp. (Software)	1.5%	19,877	576,234
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.4%	2,483	158,589
Oracle Corp.* (Software)	0.5%	9,347	178,715
PepsiCo, Inc. (Beverages)	0.7%	3,848	252,506
Pfizer, Inc. (Pharmaceuticals)	1.0%	16,562	389,373
Procter & Gamble Co. (Cosmetics/Personal Care)	1.2%	7,436	459,991
Qualcomm, Inc. (Telecommunications)	0.4%	3,939	164,059

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.7%	2,782	$263,511
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	962	181,183
Time Warner, Inc. (Media)	0.5%	8,931	172,011
United Parcel Service, Inc.—Class B (Transportation)	0.5%	2,496	188,997
United Technologies Corp. (Aerospace/Defense)	0.5%	2,353	171,698
UnitedHealth Group, Inc. (Healthcare—Services)	0.4%	3,159	152,990
Verizon Communications, Inc. (Telecommunications)	0.8%	6,851	291,990
Wachovia Corp. (Banks)	0.6%	4,511	212,964
Wal-Mart Stores, Inc. (Retail)	0.7%	5,720	262,834
Walt Disney Co. (Media)	0.4%	4,680	154,440
Wells Fargo & Co. (Banks)	0.7%	7,878	266,040
Wyeth (Pharmaceuticals)	0.4%	3,172	153,905
Other Common Stocks	42.9%	403,759	16,027,470

TOTAL COMMON STOCKS (Cost $16,305,319)			30,523,000

Repurchase Agreements (16.4%)
	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $6,143,884 (Collateralized by $6,247,000 Federal Farm Credit Bank, 5.20%, 10/12/10, market value $6,266,019)	$6,143,000	6,143,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,143,000)		6,143,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	397

TOTAL RIGHTS/WARRANTS (Cost $0)		397

TOTAL INVESTMENT SECURITIES (Cost $22,448,319)—98.2%		36,666,397
Net other assets (liabilities)—1.8%		657,036

NET ASSETS—100.0%		$37,323,433

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $13,498,063)	37	$(774,172)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $6,858,475)	94	322,449

Bull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.8%
Beverages	1.6%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.6%
Computers	3.8%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.7%
Electrical Components & Equipment	0.2%
Electronics	0.3%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.1%

Hand/Machine Tools	NM
Healthcare—Products	2.4%
Healthcare—Services	1.3%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.7%
Internet	1.5%
Investement Companies	NM
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.5%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.3%
Savings & Loans	0.2%
Semiconductors	2.5%
Software	3.2%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	18.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (99.5%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,961	$11,844
99 Cents Only Stores* (Retail)	378	4,600
ACI Worldwide, Inc.* (Software)	252	7,694
Activision, Inc.* (Software)	1,890	32,338
Acxiom Corp. (Software)	504	12,681
ADC Telecommunications, Inc.* (Telecommunications)	882	16,485
ADTRAN, Inc. (Telecommunications)	441	11,506
Advance Auto Parts, Inc. (Retail)	819	28,477
Advanced Medical Optics, Inc.* (Healthcare—Products)	441	13,331
Advent Software, Inc.* (Software)	126	4,792
Aeropostale, Inc.* (Retail)	378	14,394
Affymetrix, Inc.* (Biotechnology)	504	12,288
AGCO Corp.* (Machinery—Diversified)	693	26,632
AGL Resources, Inc. (Gas)	567	21,376
Airgas, Inc. (Chemicals)	567	26,479
AirTran Holdings, Inc.* (Airlines)	693	6,819
Alaska Air Group, Inc.* (Airlines)	315	7,349
Albemarle Corp. (Chemicals)	567	22,810
Alberto-Culver Co. (Cosmetics/Personal Care)	630	14,818
Alexander & Baldwin, Inc. (Transportation)	315	17,079
Alliance Data Systems Corp.* (Commercial Services)	504	38,707
Alliant Energy Corp. (Electric)	882	32,590
Alliant Techsystems, Inc.* (Aerospace/Defense)	252	24,976
AMB Property Corp. (REIT)	756	40,280
American Eagle Outfitters, Inc. (Retail)	1,449	35,153
American Financial Group, Inc. (Insurance)	504	14,157
American Greetings Corp.—Class A (Household Products/Wares)	441	10,906
AmeriCredit Corp.* (Diversified Financial Services)	882	17,940
Ametek, Inc. (Electrical Components & Equipment)	819	31,957
Amphenol Corp.—Class A (Electronics)	1,323	45,326
Andrew Corp.* (Telecommunications)	1,134	15,944
AnnTaylor Stores Corp.* (Retail)	504	15,836
Applebee’s International, Inc. (Retail)	567	13,948
Apria Healthcare Group, Inc.* (Healthcare—Services)	315	8,259
Aqua America, Inc. (Water)	1,008	22,055
Aquila, Inc.* (Electric)	2,772	10,478
Arch Coal, Inc. (Coal)	1,071	32,012
Arrow Electronics, Inc.* (Electronics)	945	36,118
Arthur J. Gallagher & Co. (Insurance)	756	20,850
ArvinMeritor, Inc. (Auto Parts & Equipment)	504	9,994
Associated Banc-Corp (Banks)	945	27,159
Astoria Financial Corp. (Savings & Loans)	630	14,837
Atmel Corp.* (Semiconductors)	3,213	17,318
Avis Budget Group, Inc.* (Commercial Services)	756	19,407
Avnet, Inc.* (Electronics)	945	35,797
Avocent Corp.* (Internet)	378	10,338
Bank of Hawaii Corp. (Banks)	378	18,152
Barnes & Noble, Inc. (Retail)	378	12,682
Beazer Homes USA, Inc. (Home Builders)	315	4,407
Beckman Coulter, Inc. (Healthcare—Products)	441	31,232
Belo Corp.—Class A (Media)	630	11,277
Bill Barrett Corp.* (Oil & Gas)	189	6,486
BJ’s Wholesale Club, Inc.* (Retail)	504	17,116
Black Hills Corp. (Electric)	252	9,400
Blyth, Inc. (Household Products/Wares)	189	4,218
Bob Evans Farms, Inc. (Retail)	252	8,177

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	441	$7,215
BorgWarner, Inc. (Auto Parts & Equipment)	441	38,124
Bowater, Inc. (Forest Products & Paper)	441	8,652
Boyd Gaming Corp. (Lodging)	315	13,892
Brinker International, Inc. (Retail)	819	22,064
Broadridge Financial Solutions, Inc. (Software)	1,008	17,731
Brown & Brown, Inc. (Insurance)	882	22,667
Cabot Corp. (Chemicals)	504	20,352
Cadence Design Systems, Inc.* (Computers)	2,079	44,491
Callaway Golf Co. (Leisure Time)	441	7,157
Cameron International Corp.* (Oil & Gas Services)	819	63,882
Career Education Corp.* (Commercial Services)	693	20,568
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	441	19,968
Carmax, Inc.* (Retail)	1,575	37,690
Carpenter Technology Corp. (Iron/Steel)	189	22,432
Catalina Marketing Corp. (Advertising)	252	7,608
Cathay Bancorp, Inc. (Banks)	378	11,571
CBRL Group, Inc. (Retail)	189	7,263
CDW Corp.* (Distribution/Wholesale)	441	37,119
Cephalon, Inc.* (Pharmaceuticals)	504	37,871
Ceridian Corp.* (Computers)	1,071	36,307
Cerner Corp.* (Software)	504	26,646
Charles River Laboratories International, Inc.* (Biotechnology)	504	25,795
Charming Shoppes, Inc.* (Retail)	945	9,337
CheckFree Corp.* (Internet)	630	23,209
Cheesecake Factory, Inc.* (Retail)	567	13,960
Chemtura Corp. (Chemicals)	1,827	19,056
Chico’s FAS, Inc.* (Retail)	1,323	25,613
Choicepoint, Inc.* (Commercial Services)	567	21,966
Church & Dwight, Inc. (Household Products/Wares)	504	24,726
Cimarex Energy Co. (Oil & Gas)	630	23,846
Cincinnati Bell, Inc.* (Telecommunications)	1,827	9,427
City National Corp. (Banks)	315	22,299
Coldwater Creek, Inc.* (Retail)	441	8,683
Commercial Metals Co. (Metal Fabricate/Hardware)	882	27,201
Commscope, Inc.* (Telecommunications)	441	24,004
Community Health Systems, Inc.* (Healthcare—Services)	693	26,958
Con-way, Inc. (Transportation)	315	15,558
Copart, Inc.* (Retail)	504	14,183
Corinthian Colleges, Inc.* (Commercial Services)	630	8,486
Cousins Properties, Inc. (REIT)	315	8,099
Covance, Inc.* (Healthcare—Services)	504	35,567
Crane Co. (Miscellaneous Manufacturing)	378	17,335
Cree Research, Inc.* (Semiconductors)	630	16,141
CSG Systems International, Inc.* (Software)	315	7,881
Cullen/Frost Bankers, Inc. (Banks)	441	21,904
Cypress Semiconductor Corp.* (Semiconductors)	1,134	28,418
Cytec Industries, Inc. (Chemicals)	315	21,102
CYTYC Corp.* (Healthcare—Products)	882	37,132
Deluxe Corp. (Commercial Services)	378	14,273
Denbury Resources, Inc.* (Oil & Gas)	882	35,280
DENTSPLY International, Inc. (Healthcare—Products)	1,134	41,380
DeVry, Inc. (Commercial Services)	441	14,288
Dick’s Sporting Goods, Inc.* (Retail)	315	17,712
Diebold, Inc. (Computers)	504	25,538
Digital River, Inc.* (Internet)	315	14,178
Dollar Tree Stores, Inc.* (Retail)	756	28,925
Donaldson Co., Inc. (Miscellaneous Manufacturing)	504	18,341

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
DPL, Inc. (Electric)	819	$21,769
DRS Technologies, Inc. (Aerospace/Defense)	315	16,493
DST Systems, Inc.* (Computers)	378	28,679
Dun & Bradstreet Corp. (Software)	441	43,112
Dycom Industries, Inc.* (Engineering & Construction)	315	8,804
Eaton Vance Corp. (Diversified Financial Services)	945	39,558
Edwards (A.G.), Inc. (Diversified Financial Services)	567	45,848
Edwards Lifesciences Corp.* (Healthcare—Products)	441	20,268
Encore Acquisition Co.* (Oil & Gas)	378	9,779
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,008	34,282
Energizer Holdings, Inc.* (Electrical Components & Equipment)	441	44,497
Energy East Corp. (Electric)	1,197	30,296
Entercom Communications Corp. (Media)	189	4,268
Equitable Resources, Inc. (Pipelines)	882	41,551
Equity One, Inc. (REIT)	252	5,816
Everest Re Group, Ltd.ADR (Insurance)	441	43,328
Expeditors International of Washington, Inc. (Transportation)	1,575	70,371
F5 Networks, Inc.* (Internet)	315	27,307
Fair Isaac Corp. (Software)	441	17,314
Fairchild Semiconductor International, Inc.* (Semiconductors)	945	17,246
Fastenal Co. (Distribution/Wholesale)	945	42,591
Federal Signal Corp. (Miscellaneous Manufacturing)	378	5,084
Ferro Corp. (Chemicals)	315	7,040
Fidelity National Title Group, Inc.—Class A (Insurance)	1,638	34,218
First American Financial Corp. (Insurance)	693	32,079
First Community Bancorp (Banks)	189	9,492
First Niagara Financial Group, Inc. (Savings & Loans)	819	10,532
FirstMerit Corp. (Banks)	630	11,548
Florida Rock Industries, Inc. (Building Materials)	378	24,007
Flowserve Corp. (Machinery—Diversified)	441	31,871
FMC Corp. (Chemicals)	315	28,076
FMC Technologies, Inc.* (Oil & Gas Services)	504	46,126
Foot Locker, Inc. (Retail)	1,134	21,047
Forest Oil Corp.* (Oil & Gas)	567	22,946
Frontier Oil Corp. (Oil & Gas)	819	31,720
Furniture Brands International, Inc. (Home Furnishings)	378	4,166
GameStop Corp.—Class A* (Retail)	1,134	45,757
Gartner Group, Inc.* (Commercial Services)	378	7,912
GATX Corp. (Trucking & Leasing)	378	17,146
Gen-Probe, Inc.* (Healthcare—Products)	378	23,818
Gentex Corp. (Electronics)	1,071	21,142
Global Payments, Inc. (Software)	504	18,850
Graco, Inc. (Machinery—Diversified)	504	20,684
Granite Construction, Inc. (Engineering & Construction)	252	16,377
Grant Prideco, Inc.* (Oil & Gas Services)	945	53,014
Great Plains Energy, Inc. (Electric)	630	17,489
Greater Bay Bancorp (Banks)	378	10,161
Hanesbrands, Inc.* (Apparel)	693	21,490
Hanover Compressor Co.* (Oil & Gas Services)	756	18,015
Hanover Insurance Group, Inc. (Insurance)	378	16,590
Hansen Natural Corp.* (Beverages)	441	17,883

Common Stocks, continued
	Shares	Value
Harris Corp. (Telecommunications)	1,008	$55,319
Harsco Corp. (Miscellaneous Manufacturing)	630	33,176
Harte-Hanks, Inc. (Advertising)	378	8,902
Hawaiian Electric Industries, Inc. (Electric)	630	14,370
HCC Insurance Holdings, Inc. (Insurance)	819	23,980
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,827	14,726
Health Net, Inc.* (Healthcare—Services)	819	40,573
Helmerich & Payne, Inc. (Oil & Gas)	756	24,472
Henry Schein, Inc.* (Healthcare—Products)	693	37,658
Herman Miller, Inc. (Office Furnishings)	504	15,387
Highwoods Properties, Inc. (REIT)	441	14,346
Hillenbrand Industries, Inc. (Healthcare—Products)	441	27,801
HNI Corp. (Office Furnishings)	378	15,434
Horace Mann Educators Corp. (Insurance)	315	5,616
Hormel Foods Corp. (Food)	567	19,516
Hospitality Properties Trust (REIT)	693	26,583
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	252	3,336
Hubbell, Inc.—Class B (Electrical Components & Equipment)	441	25,424
IDACORP, Inc. (Electric)	315	9,752
Imation Corp. (Computers)	252	7,883
IndyMac Bancorp, Inc. (Diversified Financial Services)	567	12,474
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,071	21,474
Integrated Device Technology, Inc.* (Semiconductors)	1,449	23,575
International Rectifier Corp.* (Semiconductors)	567	20,815
International Speedway Corp. (Entertainment)	252	12,068
Intersil Corp.—Class A (Semiconductors)	1,008	29,484
Intuitive Surgical, Inc.* (Healthcare—Products)	252	53,578
Invitrogen Corp.* (Biotechnology)	378	27,140
ITT Educational Services, Inc.* (Commercial Services)	252	26,626
J.B. Hunt Transport Services, Inc. (Transportation)	756	21,115
Jack Henry & Associates, Inc. (Computers)	567	13,619
Jacobs Engineering Group, Inc.* (Engineering & Construction)	882	54,358
Jefferies Group, Inc. (Diversified Financial Services)	819	21,515
JetBlue Airways Corp.* (Airlines)	1,323	13,032
JM Smucker Co. (Food)	441	24,612
John Wiley & Sons, Inc. (Media)	315	13,321
Joy Global, Inc. (Machinery—Construction & Mining)	819	40,532
KBR, Inc.* (Engineering & Construction)	1,260	40,433
Kelly Services, Inc.—Class A (Commercial Services)	189	4,697
KEMET Corp.* (Electronics)	630	4,435
Kennametal, Inc. (Hand/Machine Tools)	315	24,148
Kindred Healthcare, Inc.* (Healthcare—Services)	252	6,749
Korn/Ferry International* (Commercial Services)	378	8,932
Kyphon, Inc.* (Healthcare—Products)	315	20,670
Lam Research Corp.* (Semiconductors)	1,008	58,303
Lancaster Colony Corp. (Miscellaneous Manufacturing)	189	7,318
Lattice Semiconductor Corp.* (Semiconductors)	882	4,172
Lear Corp.* (Auto Parts & Equipment)	567	19,040
Lee Enterprises, Inc. (Media)	315	5,547
Leucadia National Corp. (Holding Companies—Diversified)	1,197	45,007

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Liberty Property Trust (REIT)	693	$25,994
LifePoint Hospitals, Inc.* (Healthcare—Services)	441	13,032
Lincare Holdings, Inc.* (Healthcare—Services)	630	22,485
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	315	22,677
Louisiana-Pacific Corp. (Forest Products & Paper)	756	14,001
Lubrizol Corp. (Chemicals)	504	31,581
Lyondell Chemical Co. (Chemicals)	1,575	70,717
M.D.C. Holdings, Inc. (Home Builders)	252	11,592
Mack-Cali Realty Corp. (REIT)	504	19,454
Macrovision Corp.* (Entertainment)	378	8,989
Manpower, Inc. (Commercial Services)	630	49,801
Martin Marietta Materials (Building Materials)	315	43,155
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	252	9,642
McAfee, Inc.* (Internet)	1,197	42,924
MDU Resources Group, Inc. (Electric)	1,323	36,065
Media General, Inc.—Class A (Media)	189	5,330
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	441	12,582
Mentor Graphics Corp.* (Computers)	630	7,566
Mercury General Corp. (Insurance)	252	13,049
Micrel, Inc. (Semiconductors)	441	4,564
Microchip Technology, Inc. (Semiconductors)	1,638	59,476
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,394	24,155
Mine Safety Appliances Co. (Environmental Control)	252	11,504
Minerals Technologies, Inc. (Chemicals)	126	8,148
Modine Manufacturing Co. (Auto Parts & Equipment)	252	6,451
Mohawk Industries, Inc.* (Textiles)	378	34,024
Moneygram International, Inc. (Software)	630	16,122
MPS Group, Inc.* (Commercial Services)	756	10,077
MSC Industrial Direct Co.—Class A (Retail)	378	19,010
National Fuel Gas Co. (Pipelines)	630	27,311
National Instruments Corp. (Computers)	441	14,266
Nationwide Health Properties, Inc. (REIT)	693	16,514
Navigant Consulting Co.* (Commercial Services)	315	4,961
NBTY, Inc.* (Pharmaceuticals)	441	19,201
Netflix, Inc.* (Internet)	441	7,598
NeuStar, Inc.* (Telecommunications)	504	14,535
New York Community Bancorp (Savings & Loans)	2,079	33,742
Newfield Exploration Co.* (Oil & Gas)	945	45,407
Noble Energy, Inc. (Oil & Gas)	1,260	77,036
Nordson Corp. (Machinery—Diversified)	252	11,532
Northeast Utilities System (Electric)	1,134	31,004
NSTAR (Electric)	819	25,758
Nuveen Investments—Class A (Diversified Financial Services)	567	34,666
NVR, Inc.* (Home Builders)	63	36,444
O’Reilly Automotive, Inc.* (Retail)	819	27,281
OGE Energy Corp. (Electric)	693	22,973
Ohio Casualty Corp. (Insurance)	441	19,144
Old Republic International Corp. (Insurance)	1,701	31,196
Olin Corp. (Chemicals)	567	11,833
Omnicare, Inc. (Pharmaceuticals)	882	29,247
ONEOK, Inc. (Gas)	819	41,564
Oshkosh Truck Corp. (Auto Manufacturers)	567	32,461
Overseas Shipholding Group, Inc. (Transportation)	189	14,665
Pacific Sunwear of California, Inc.* (Retail)	504	9,082

Common Stocks, continued
	Shares	Value
Packaging Corp. of America (Packaging & Containers)	630	$16,078
Palm, Inc.* (Computers)	756	11,280
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	252	5,970
Parametric Technology Corp.* (Software)	882	15,550
Patterson-UTI Energy, Inc. (Oil & Gas)	1,197	27,411
Payless ShoeSource, Inc.* (Retail)	504	13,416
PDL BioPharma, Inc.* (Biotechnology)	882	20,718
Pentair, Inc. (Miscellaneous Manufacturing)	756	27,367
Pepco Holdings, Inc. (Electric)	1,449	39,224
PepsiAmericas, Inc. (Beverages)	441	12,202
Perrigo Co. (Pharmaceuticals)	567	10,575
Petsmart, Inc. (Retail)	1,008	32,589
Pharmaceutical Product Development, Inc. (Commercial Services)	756	25,326
Phillips-Van Heusen Corp. (Apparel)	441	22,958
Pioneer Natural Resources Co. (Oil & Gas)	945	42,997
Plains Exploration & Production Co.* (Oil & Gas)	504	21,778
Plantronics, Inc. (Telecommunications)	378	10,592
PMI Group, Inc. (Insurance)	630	21,464
PNM Resources, Inc. (Electric)	567	14,646
Pogo Producing Co. (Oil & Gas)	441	23,488
Polycom, Inc.* (Telecommunications)	693	21,462
Potlatch Corp. (Forest Products & Paper)	315	13,762
Powerwave Technologies, Inc.* (Telecommunications)	945	6,180
Pride International, Inc.* (Oil & Gas)	1,260	44,163
Protective Life Corp. (Insurance)	504	21,682
Psychiatric Solutions, Inc.* (Healthcare—Services)	378	12,886
Puget Energy, Inc. (Electric)	882	20,418
Quanta Services, Inc.* (Commercial Services)	882	25,075
Quicksilver Resources, Inc.* (Oil & Gas)	441	18,575
Radian Group, Inc. (Insurance)	567	19,114
Raymond James Financial Corp. (Diversified Financial Services)	693	21,254
Rayonier, Inc. (Forest Products & Paper)	567	24,007
Regency Centers Corp. (REIT)	504	32,694
Regis Corp. (Retail)	315	10,981
Reliance Steel & Aluminum Co. (Iron/Steel)	504	26,480
Rent-A-Center, Inc.* (Commercial Services)	504	9,783
Republic Services, Inc. (Environmental Control)	1,260	40,257
ResMed, Inc.* (Healthcare—Products)	567	24,370
RF Micro Devices, Inc.* (Telecommunications)	1,449	10,056
Rollins, Inc. (Commercial Services)	189	4,498
Roper Industries, Inc. (Miscellaneous Manufacturing)	630	37,787
Ross Stores, Inc. (Retail)	1,071	30,984
RPM, Inc. (Chemicals)	882	20,736
Ruby Tuesday, Inc. (Retail)	378	8,411
Ruddick Corp. (Food)	252	7,006
Saks, Inc. (Retail)	1,071	19,824
SCANA Corp. (Electric)	882	32,969
Scholastic Corp.* (Media)	189	6,082
Scientific Games Corp.—Class A* (Entertainment)	504	17,292
SEI Investments Co. (Software)	1,008	27,478
Semtech Corp.* (Semiconductors)	441	7,166
Sensient Technologies Corp. (Chemicals)	378	9,601
Sepracor, Inc.* (Pharmaceuticals)	819	23,038

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Sequa Corp.—Class A* (Aerospace/Defense)	63	$10,401
Sierra Pacific Resources* (Electric)	1,638	26,028
Silicon Laboratories, Inc.* (Semiconductors)	378	13,166
Smithfield Foods, Inc.* (Food)	882	27,395
Sonoco Products Co. (Packaging & Containers)	756	27,723
Sotheby’s (Commercial Services)	441	18,853
Southwestern Energy Co.* (Oil & Gas)	1,260	51,194
SPX Corp. (Miscellaneous Manufacturing)	441	41,397
SRA International, Inc.—Class A* (Computers)	315	7,503
StanCorp Financial Group, Inc. (Insurance)	378	17,751
Steel Dynamics, Inc. (Iron/Steel)	630	26,416
Stericycle, Inc.* (Environmental Control)	630	30,202
STERIS Corp. (Healthcare—Products)	504	13,784
Strayer Education, Inc. (Commercial Services)	126	19,093
Superior Energy Services, Inc.* (Oil & Gas Services)	630	25,402
SVB Financial Group* (Banks)	252	13,275
Sybase, Inc.* (Software)	693	16,438
Synopsys, Inc.* (Computers)	1,071	26,197
TCF Financial Corp. (Banks)	819	20,139
Tech Data Corp.* (Distribution/Wholesale)	441	16,524
Techne Corp.* (Healthcare—Products)	315	17,722
Teleflex, Inc. (Miscellaneous Manufacturing)	315	24,075
Telephone & Data Systems, Inc. (Telecommunications)	756	50,198
The BISYS Group, Inc.* (Computers)	882	10,558
The Brink’s Co. (Miscellaneous Manufacturing)	378	23,115
The Colonial BancGroup, Inc. (Banks)	1,134	24,733
The Commerce Group, Inc. (Insurance)	378	10,860
The Corporate Executive Board Co. (Commercial Services)	315	21,237
The Macerich Co. (REIT)	504	36,868
The Ryland Group, Inc. (Home Builders)	315	10,474
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	315	12,912
The Timberland Co.—Class A* (Apparel)	378	8,985
The Warnaco Group, Inc.* (Apparel)	315	11,375
Thomas & Betts Corp.* (Electronics)	378	23,360
Thor Industries, Inc. (Home Builders)	252	10,337
Tidewater, Inc. (Oil & Gas Services)	441	30,173
Timken Co. (Metal Fabricate/Hardware)	693	23,146
Toll Brothers, Inc.* (Home Builders)	945	20,724
Tootsie Roll Industries, Inc. (Food)	189	4,731
Trinity Industries, Inc. (Miscellaneous Manufacturing)	567	21,676
TriQuint Semiconductor, Inc.* (Semiconductors)	1,008	4,455
Tupperware Corp. (Household Products/Wares)	441	11,470
UDR, Inc. (REIT)	1,008	23,275
United Rentals, Inc.* (Commercial Services)	504	16,199
Unitrin, Inc. (Insurance)	315	13,350
Universal Corp. (Agriculture)	189	10,435
Universal Health Services, Inc.—Class B (Healthcare—Services)	378	19,822
Urban Outfitters, Inc.* (Retail)	819	16,429
UTStarcom, Inc.* (Telecommunications)	819	2,637
Valassis Communications, Inc.* (Commercial Services)	378	4,487
Valeant Pharmaceuticals International (Pharmaceuticals)	693	10,873
Valspar Corp. (Chemicals)	756	20,858
ValueClick, Inc.* (Internet)	756	16,163

Common Stocks, continued
	Shares	Value
Varian, Inc.* (Electronics)	252	$15,155
VCA Antech, Inc.* (Pharmaceuticals)	630	24,784
Vectren Corp. (Gas)	567	14,158
Ventana Medical Systems, Inc.* (Healthcare—Products)	252	21,002
Vertex Pharmaceuticals, Inc.* (Biotechnology)	945	30,523
Vishay Intertechnology, Inc.* (Electronics)	1,386	21,497
W.R. Berkley Corp. (Insurance)	1,260	37,069
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	630	15,882
Washington Federal, Inc. (Savings & Loans)	630	14,194
Washington Post Co.—Class B (Media)	63	49,817
Webster Financial Corp. (Banks)	441	19,166
Weingarten Realty Investors (REIT)	567	20,758
WellCare Health Plans, Inc.* (Healthcare—Services)	252	25,518
Werner Enterprises, Inc. (Transportation)	378	7,348
Westamerica Bancorp (Banks)	252	10,314
Westar Energy, Inc. (Electric)	630	14,503
Western Digital Corp.* (Computers)	1,638	34,971
WGL Holdings, Inc. (Gas)	378	11,317
Williams Sonoma, Inc. (Retail)	819	25,217
Wilmington Trust Corp. (Banks)	504	19,626
Wind River Systems, Inc.* (Software)	567	5,421
Wisconsin Energy Corp. (Electric)	882	37,864
Worthington Industries, Inc. (Metal Fabricate/Hardware)	504	10,433
YRC Worldwide, Inc.* (Transportation)	441	14,165
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	504	18,260

TOTAL COMMON STOCKS (Cost $5,750,282)		8,581,695

Repurchase Agreements (1.6%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $139,020 (Collateralized by $143,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $142,166)	$139,000	139,000

TOTAL REPURCHASE AGREEMENTS (Cost $139,000)		139,000

TOTAL INVESTMENT SECURITIES (Cost $5,889,282)—101.1%		8,720,695
Net other assets (liabilities)—(1.1%)		(98,782)

NET ASSETS—100.0%		$8,621,913

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $9,433,600)	22	$(667,200)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $9,262,080)	108	590,891

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.2%
Aerospace/Defense	0.6%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.7%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.8%
Banks	2.7%
Beverages	0.3%
Biotechnology	1.6%
Building Materials	0.8%
Chemicals	3.5%
Coal	0.4%
Commercial Services	4.7%
Computers	3.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.3%
Diversified Financial Services	2.3%
Electric	5.4%
Electrical Components & Equipment	1.2%
Electronics	2.3%
Engineering & Construction	1.4%
Entertainment	0.4%
Environmental Control	0.9%

Food	1.0%
Forest Products & Paper	0.8%
Gas	1.0%
Hand/Machine Tools	0.6%
Healthcare—Products	4.4%
Healthcare—Services	2.6%
Holding Companies—Diversified	0.5%
Home Builders	1.0%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	5.0%
Internet	1.7%
Iron/Steel	0.9%
Leisure Time	0.1%
Lodging	0.2%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.2%
Media	1.2%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.4%
Office Furnishings	0.4%
Oil & Gas	6.0%
Oil & Gas Services	2.6%
Packaging & Containers	0.5%
Pharmaceuticals	2.3%
Pipelines	0.8%
REIT	3.2%
Retail	7.3%
Savings & Loans	0.9%
Semiconductors	3.6%
Software	3.2%
Telecommunications	2.9%
Textiles	0.4%
Transportation	1.9%
Trucking & Leasing	0.2%
Water	0.3%
Other**	0.5%

**	Includes any other non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than .05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Common Stocks (83.6%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.1%	488	$28,841
Alexandria Real Estate Equities, Inc. (REIT)	0.1%	305	26,270
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.1%	427	24,834
Andrew Corp.* (Telecommunications)	0.1%	1,891	26,587
Anixter International, Inc.* (Telecommunications)	0.1%	305	25,208
AptarGroup, Inc. (Miscellaneous Manufacturing)	0.2%	793	28,865
Aspen Insurance Holdings, Ltd. (Insurance)	0.1%	1,037	25,355
Baldor Electric Co. (Hand/Machine Tools)	0.1%	549	25,056
Belden, Inc. (Electrical Components & Equipment)	0.1%	488	26,733
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	0.1%	427	27,140
California Water Service Group (Water)	0.1%	671	24,827
CF Industries Holdings, Inc. (Chemicals)	0.2%	610	35,063
Chipotle Mexican Grill, Inc.—Class B* (Retail)	0.2%	366	29,730
EMCOR Group, Inc.* (Engineering & Construction)	0.1%	732	26,279
Equinix, Inc.* (Internet)	0.2%	366	31,809
FLIR Systems, Inc.* (Electronics)	0.2%	732	31,952
Foundry Networks, Inc.* (Telecommunications)	0.2%	1,647	28,971
Hercules, Inc.* (Chemicals)	0.1%	1,342	27,860
Hexcel Corp.* (Aerospace/Defense Equipment)	0.1%	1,159	25,197
Hologic, Inc.* (Healthcare—Products)	0.2%	610	31,598
Illumina, Inc.* (Biotechnology)	0.1%	610	27,798
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	0.1%	427	28,054
Inverness Medical Innovations, Inc.* (Healthcare—Products)	0.1%	549	26,577
ITC Holdings Corp. (Electric)	0.1%	610	25,650
Itron, Inc.* (Electronics)	0.2%	366	29,071
Kyphon, Inc.* (Healthcare—Products)	0.2%	549	36,025
Laclede Group, Inc. (Gas)	0.1%	854	25,236
Lear Corp.* (Auto Parts & Equipment)	0.1%	854	28,677
Micros Systems, Inc.* (Computers)	0.1%	488	26,001
Nuance Communications, Inc.* (Software)	0.1%	1,525	25,132
Ohio Casualty Corp. (Insurance)	0.2%	732	31,776

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
ON Semiconductor Corp.* (Semiconductors)	0.2%	2,684	$31,725
Petrohawk Energy Corp.* (Oil & Gas)	0.1%	1,891	28,346
PNM Resources, Inc. (Electric)	0.1%	976	25,210
Polycom, Inc.* (Telecommunications)	0.2%	976	30,227
Priceline.com, Inc.* (Internet)	0.1%	427	27,243
Realty Income Corp. (REIT)	0.1%	1,220	28,633
Sotheby’s (Commercial Services)	0.2%	732	31,293
Strayer Education, Inc. (Commercial Services)	0.1%	183	27,730
Tempur-Pedic International, Inc. (Home Furnishings)	0.1%	915	28,502
Terra Industries, Inc.* (Chemicals)	0.1%	1,098	26,934
The Men’s Wearhouse, Inc. (Retail)	0.2%	610	30,134
Time Warner Telecom, Inc.—Class A* (Telecommunications)	0.2%	1,586	31,006
ValueClick, Inc.* (Internet)	0.1%	1,159	24,779
Ventana Medical Systems, Inc.* (Healthcare—Products)	0.2%	366	30,502
Wabtec Corp. (Machinery—Diversified)	0.1%	610	24,912
Westar Energy, Inc. (Electric)	0.1%	1,159	26,680
Other Common Stocks	77.3%	631,296	11,978,585

TOTAL COMMON STOCKS
(Cost $11,953,405)			13,300,613

Repurchase Agreements (28.9%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $4,600,662 (Collateralized by $4,635,000 of various U.S. Government Agency Obligations, 3.875%-5.50%, 6/15/08-10/5/09, market value $4,695,784)	$4,600,000	4,600,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,600,000)		4,600,000

TOTAL INVESTMENT SECURITIES (Cost $16,553,405)—112.5%		17,900,613
Net other assets (liabilities)—(12.5%)		(1,983,913)

NET ASSETS—100.0%		$15,916,700

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $5,045,300)	13	$(468,059)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $4,501,960)	58	431,781
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$1,921,647	$(9,590)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	204,248	(534)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31,2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.9%
Banks	3.9%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.7%
Coal	0.1%
Commercial Services	5.8%
Computers	1.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.8%
Electric	1.1%
Electrical Components & Equipment	1.0%
Electronics	2.7%
Energy—Alternate Sources	0.2%

Engineering & Construction	0.9%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	3.2%
Healthcare—Services	1.5%
Holding Companies—Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.6%
Internet	3.0%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.9%
REIT	4.2%
Real Estate	0.1%
Retail	5.6%
Savings & Loans	1.3%
Semiconductors	3.0%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	4.4%
Toys/Games/Hobbies	0.5%
Transportation	1.6%
Trucking & Leasing	0.1%
Water	0.3%
Other**	16.4%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (92.8%)
	Shares	Value
Activision, Inc.* (Software)	12,474	$213,430
Adobe Systems, Inc.* (Software)	28,350	1,142,221
Akamai Technologies, Inc.* (Internet)	7,749	263,156
Altera Corp. (Semiconductors)	24,570	570,024
Amazon.com, Inc.* (Internet)	13,230	1,039,084
Amgen, Inc.* (Biotechnology)	26,649	1,432,117
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,237	290,083
Apollo Group, Inc.—Class A* (Commercial Services)	8,505	502,731
Apple Computer, Inc.* (Computers)	59,346	7,819,429
Applied Materials, Inc. (Semiconductors)	35,154	774,794
Autodesk, Inc.* (Software)	11,718	496,492
BEA Systems, Inc.* (Software)	17,766	219,943
Bed Bath & Beyond, Inc.* (Retail)	18,333	635,055
Biogen Idec, Inc.* (Biotechnology)	18,333	1,036,548
Broadcom Corp.—Class A* (Semiconductors)	20,979	688,321
C.H. Robinson Worldwide, Inc. (Transportation)	8,127	395,379
Cadence Design Systems, Inc.* (Computers)	14,364	307,390
CDW Corp.* (Distribution/Wholesale)	3,969	334,071
Celgene Corp.* (Biotechnology)	18,522	1,121,692
Cephalon, Inc.* (Pharmaceuticals)	3,024	227,223
Check Point Software Technologies, Ltd.ADR* (Internet)	10,962	267,034
CheckFree Corp.* (Internet)	3,969	146,218
Cintas Corp. (Textiles)	9,261	338,582
Cisco Systems, Inc.* (Telecommunications)	106,974	3,092,618
Citrix Systems, Inc.* (Software)	10,395	375,987
Cognizant Technology Solutions Corp.* (Computers)	6,804	550,988
Comcast Corp.—Special Class A* (Media)	71,442	1,876,781
Costco Wholesale Corp. (Retail)	11,529	689,434
Dell, Inc.* (Computers)	41,202	1,152,420
DENTSPLY International, Inc. (Healthcare—Products)	7,182	262,071
Discovery Holding Co.—Class A* (Media)	11,718	277,951
eBay, Inc.* (Internet)	50,085	1,622,754
EchoStar Communications Corp.—Class A* (Media)	10,584	447,597
Electronic Arts, Inc.* (Software)	15,309	744,630
Expedia, Inc.* (Internet)	14,742	392,285
Expeditors International of Washington, Inc. (Transportation)	10,206	456,004
Express Scripts, Inc.* (Pharmaceuticals)	11,151	559,000
Fastenal Co. (Distribution/Wholesale)	6,993	315,175
Fiserv, Inc.* (Software)	10,206	504,381
Flextronics International, Ltd.ADR* (Electronics)	32,508	363,114
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	3,591	403,592
Garmin, Ltd.ADR (Electronics)	9,828	824,569
Genzyme Corp.* (Biotechnology)	16,254	1,025,140
Gilead Sciences, Inc.* (Pharmaceuticals)	45,360	1,688,753
Google, Inc.—Class A* (Internet)	6,804	3,470,040
IAC/InterActiveCorp* (Internet)	14,742	423,685
Infosys Technologies, Ltd.ADR (Software)	5,481	271,858
Intel Corp. (Semiconductors)	100,170	2,366,015
Intuit, Inc.* (Software)	20,790	595,426
Intuitive Surgical, Inc.* (Healthcare—Products)	1,701	361,650
Joy Global, Inc. (Machinery—Construction & Mining)	5,103	252,547
Juniper Networks, Inc.* (Telecommunications)	18,333	549,257

Common Stocks, continued
	Shares	Value
KLA-Tencor Corp. (Semiconductors)	11,340	$643,999
Lam Research Corp.* (Semiconductors)	6,048	349,816
Lamar Advertising Co. (Advertising)	3,780	225,023
Level 3 Communications, Inc.* (Telecommunications)	73,521	384,515
Liberty Global, Inc.—Class A* (Media)	9,450	396,238
Liberty Media Holding Corp.—Interactive Series A* (Internet)	29,484	617,690
Linear Technology Corp. (Semiconductors)	16,632	592,931
Logitech International SAADR* (Computers)	8,694	232,130
Marvell Technology Group, Ltd.ADR* (Semiconductors)	27,405	493,290
Maxim Integrated Products, Inc. (Semiconductors)	22,113	700,982
Microchip Technology, Inc. (Semiconductors)	8,883	322,542
Microsoft Corp. (Software)	162,351	4,706,555
Millicom International Cellular SAADR* (Telecommunications)	4,725	379,417
Monster Worldwide, Inc.* (Internet)	6,426	249,907
Network Appliance, Inc.* (Computers)	19,089	540,982
NII Holdings, Inc.—Class B* (Telecommunications)	7,749	651,071
NVIDIA Corp.* (Semiconductors)	17,577	804,324
Oracle Corp.* (Software)	105,651	2,020,047
PACCAR, Inc. (Auto Manufacturers)	13,608	1,113,407
Patterson Cos., Inc.* (Healthcare—Products)	6,426	230,501
Patterson-UTI Energy, Inc. (Oil & Gas)	7,749	177,452
Paychex, Inc. (Commercial Services)	17,766	735,157
Petsmart, Inc. (Retail)	6,615	213,863
Qualcomm, Inc. (Telecommunications)	99,036	4,124,849
Research In Motion, Ltd.ADR* (Computers)	9,072	1,941,408
Ross Stores, Inc. (Retail)	6,615	191,372
Ryanair Holdings PLCADR* (Airlines)	5,250	217,823
SanDisk Corp.* (Computers)	10,206	547,348
Sears Holdings Corp.* (Retail)	7,749	1,059,986
Sepracor, Inc.* (Pharmaceuticals)	4,914	138,231
Sigma-Aldrich Corp. (Chemicals)	6,048	274,095
Sirius Satellite Radio, Inc.* (Media)	78,057	234,952
Staples, Inc. (Retail)	23,625	543,847
Starbucks Corp.* (Retail)	50,652	1,351,395
Sun Microsystems, Inc.* (Computers)	76,545	390,379
Symantec Corp.* (Internet)	46,305	889,056
Telefonaktiebolaget LM EricssonADR (Telecommunications)	6,426	240,397
Tellabs, Inc.* (Telecommunications)	12,285	139,435
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	29,862	1,254,801
UAL Corp.* (Airlines)	5,292	233,589
VeriSign, Inc.* (Internet)	11,151	331,073
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,615	213,665
Virgin Media, Inc. (Telecommunications)	17,577	436,613
Whole Foods Market, Inc. (Food)	6,804	252,020
Wynn Resorts, Ltd. (Lodging)	5,481	529,245
Xilinx, Inc. (Semiconductors)	19,467	486,675
XM Satellite Radio Holdings, Inc.—Class A* (Media)	15,498	177,452
Yahoo!, Inc.* (Internet)	31,752	738,234

TOTAL COMMON STOCKS (Cost $72,018,799)		79,896,518

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (7.4%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $6,327,910 (Collateralized by $6,434,000 Federal Farm Credit Bank, 5.20%, 10/12/10, market value $6,453,588)	$6,327,000	$6,327,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,327,000)		6,327,000

TOTAL INVESTMENT SECURITIES (Cost $78,345,799)—100.2%		86,223,518
Net other assets (liabilities)—(0.2%)		(154,715)

NET ASSETS—100.0%		$86,068,803

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $6,801,375)	35	$(29,691)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $582,975)	15	37,797

OTC ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.3%
Airlines	0.5%
Auto Manufacturers	1.3%
Biotechnology	5.6%
Chemicals	0.3%
Commercial Services	1.4%
Computers	15.6%
Distribution/Wholesale	0.8%
Electronics	1.4%
Engineering & Construction	0.5%
Food	0.3%
Healthcare—Products	1.0%
Internet	12.2%
Lodging	0.6%
Machinery—Construction & Mining	0.3%
Media	4.0%
Oil & Gas	0.2%
Pharmaceuticals	4.9%
Retail	5.3%
Semiconductors	10.2%
Software	13.1%
Telecommunications	11.6%
Textiles	0.4%
Transportation	1.0%
Other**	7.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (98.9%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	768	$68,291
Abbott Laboratories (Pharmaceuticals)	1,920	97,325
ACE, Ltd.ADR (Insurance)	960	55,411
Advanced Micro Devices, Inc.* (Semiconductors)	1,632	22,097
Aetna, Inc. (Healthcare—Services)	1,536	73,835
AFLAC, Inc. (Insurance)	480	25,018
Agilent Technologies, Inc.* (Electronics)	864	32,962
Air Products & Chemicals, Inc. (Chemicals)	672	58,041
Alcoa, Inc. (Mining)	2,496	95,347
Allegheny Energy, Inc.* (Electric)	384	20,056
Allegheny Technologies, Inc. (Iron/Steel)	192	20,147
Allied Waste Industries, Inc.* (Environmental Control)	768	9,884
Allstate Corp. (Insurance)	1,824	96,946
Alltel Corp. (Telecommunications)	1,056	69,643
Altera Corp. (Semiconductors)	480	11,136
Altria Group, Inc. (Agriculture)	3,072	204,196
Ameren Corp. (Electric)	576	27,636
American Capital Strategies, Ltd. (Investment Companies)	192	7,290
American Electric Power, Inc. (Electric)	1,152	50,100
Ameriprise Financial, Inc. (Diversified Financial Services)	288	17,358
AmerisourceBergen Corp. (Pharmaceuticals)	576	27,135
Analog Devices, Inc. (Semiconductors)	576	20,419
AON Corp. (Insurance)	864	34,595
Apartment Investment and Management Co.—Class A (REIT)	288	12,168
Apple Computer, Inc.* (Computers)	1,152	151,787
Applied Materials, Inc. (Semiconductors)	2,592	57,128
Archer-Daniels-Midland Co. (Agriculture)	768	25,805
Archstone-Smith Trust (REIT)	672	38,580
Ashland, Inc. (Chemicals)	192	11,724
Assurant, Inc. (Insurance)	288	14,607
AT&T, Inc. (Telecommunications)	18,144	710,519
AutoNation, Inc.* (Retail)	480	9,350
Avalonbay Communities, Inc. (REIT)	192	20,730
Avaya, Inc.* (Telecommunications)	1,056	17,466
Avery Dennison Corp. (Household Products/Wares)	192	11,777
Baker Hughes, Inc. (Oil & Gas Services)	384	30,355
Bank of America Corp. (Banks)	12,960	614,563
Bank Of New York Mellon Corp. (Banks)	3,360	142,968
Bausch & Lomb, Inc. (Healthcare—Products)	192	12,275
BB&T Corp. (Banks)	1,536	57,477
Bear Stearns Cos., Inc. (Diversified Financial Services)	384	46,548
Bemis Co., Inc. (Packaging & Containers)	288	8,487
Big Lots, Inc.* (Retail)	192	4,965
Biogen Idec, Inc.* (Biotechnology)	480	27,139
BMC Software, Inc.* (Software)	384	11,028
Boeing Co. (Aerospace/Defense)	1,056	109,222
Boston Properties, Inc. (REIT)	384	36,284
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,664	160,914
Broadcom Corp.—Class A* (Semiconductors)	672	22,048
Brunswick Corp. (Leisure Time)	288	8,052
Burlington Northern Santa Fe Corp. (Transportation)	576	47,313
CA, Inc. (Software)	960	24,077
Carnival Corp.ADR (Leisure Time)	480	21,269
Caterpillar, Inc. (Machinery—Construction & Mining)	864	68,083

Common Stocks, continued
	Shares	Value
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	192	$6,705
CBS Corp.—Class B (Media)	2,304	73,083
CenterPoint Energy, Inc. (Electric)	864	14,239
Centex Corp. (Home Builders)	192	7,164
CenturyTel, Inc. (Telecommunications)	288	13,211
ChevronTexaco Corp. (Oil & Gas)	2,976	253,734
Chubb Corp. (Insurance)	1,152	58,072
Ciena Corp.* (Telecommunications)	192	7,014
CIGNA Corp. (Insurance)	288	14,872
Cincinnati Financial Corp. (Insurance)	480	18,816
Circuit City Stores, Inc. (Retail)	384	4,570
CIT Group, Inc. (Diversified Financial Services)	576	23,720
Citigroup, Inc. (Diversified Financial Services)	14,208	661,667
Citizens Communications Co. (Telecommunications)	960	13,853
Clear Channel Communications, Inc. (Media)	672	24,797
CMS Energy Corp. (Electric)	672	10,860
Coca-Cola Co. (Beverages)	2,400	125,064
Coca-Cola Enterprises, Inc. (Beverages)	768	17,403
Comcast Corp.—Special Class A* (Media)	6,144	161,403
Comerica, Inc. (Banks)	480	25,277
Compass Bancshares, Inc. (Banks)	192	13,302
Computer Sciences Corp.* (Computers)	480	26,726
Compuware Corp.* (Software)	1,056	9,852
ConAgra Foods, Inc. (Food)	1,440	36,504
ConocoPhillips (Oil & Gas)	4,800	388,032
CONSOL Energy, Inc. (Coal)	288	11,995
Consolidated Edison, Inc. (Electric)	768	33,546
Constellation Brands, Inc.* (Beverages)	288	6,316
Constellation Energy Group, Inc. (Electric)	192	16,090
Convergys Corp.* (Commercial Services)	192	3,658
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	384	20,321
Corning, Inc.* (Telecommunications)	3,264	77,814
Costco Wholesale Corp. (Retail)	1,344	80,371
Covidien, Ltd.ADR* (Healthcare—Products)	576	23,587
CSX Corp. (Transportation)	1,248	59,168
Cummins, Inc. (Machinery—Diversified)	384	45,581
CVS Corp. (Retail)	1,920	67,565
Dean Foods Co. (Food)	192	5,524
Deere & Co. (Machinery—Diversified)	384	46,241
Developers Diversified Realty Corp. (REIT)	384	18,432
Dillards, Inc.—Class A (Retail)	192	5,739
DIRECTV Group, Inc.* (Media)	1,440	32,270
Discover Financial Services* (Diversified Financial Services)	480	11,064
Dominion Resources, Inc. (Electric)	1,056	88,936
Dover Corp. (Miscellaneous Manufacturing)	384	19,584
Dow Jones & Co., Inc. (Media)	192	11,017
DTE Energy Co. (Electric)	480	22,262
Du Pont (Chemicals)	2,688	125,610
Duke Energy Corp. (Electric)	3,648	62,125
Dynegy, Inc.—Class A* (Electric)	1,056	9,409
E* TRADE Financial Corp.* (Diversified Financial Services)	576	10,668
Eastman Chemical Co. (Chemicals)	192	13,213
Eastman Kodak Co. (Miscellaneous Manufacturing)	864	21,816
Eaton Corp. (Miscellaneous Manufacturing)	384	37,317
Edison International (Electric)	480	25,387
El Paso Corp. (Pipelines)	2,016	33,566

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Electronic Data Systems Corp. (Computers)	1,536	$41,457
Eli Lilly & Co. (Pharmaceuticals)	1,440	77,890
Embarq Corp. (Telecommunications)	384	23,727
EMC Corp.* (Computers)	4,032	74,632
Emerson Electric Co. (Electrical Components & Equipment)	1,536	72,300
Ensco International, Inc. (Oil & Gas)	192	11,725
Entergy Corp. (Electric)	576	57,577
Equifax, Inc. (Commercial Services)	192	7,768
Equity Residential Properties Trust (REIT)	864	34,396
Exelon Corp. (Electric)	960	67,344
Family Dollar Stores, Inc. (Retail)	192	5,687
Fannie Mae (Diversified Financial Services)	2,784	166,595
FedEx Corp. (Transportation)	288	31,893
Fifth Third Bancorp (Banks)	1,632	60,204
First Horizon National Corp. (Banks)	384	12,180
FirstEnergy Corp. (Electric)	960	58,320
Fluor Corp. (Engineering & Construction)	192	22,178
Ford Motor Co.* (Auto Manufacturers)	5,472	46,567
Fortune Brands, Inc. (Household Products/Wares)	192	15,610
FPL Group, Inc. (Electric)	1,152	66,505
Franklin Resources, Inc. (Diversified Financial Services)	192	24,455
Freddie Mac (Diversified Financial Services)	768	43,983
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	960	90,221
Gannett Co., Inc. (Media)	672	33,533
General Electric Co. (Miscellaneous Manufacturing)	17,856	692,099
General Growth Properties, Inc. (REIT)	384	18,424
General Mills, Inc. (Food)	576	32,037
General Motors Corp. (Auto Manufacturers)	1,632	52,877
Genuine Parts Co. (Distribution/Wholesale)	480	22,838
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,248	38,089
Goodrich Corp. (Aerospace/Defense)	384	24,157
Halliburton Co. (Oil & Gas Services)	1,248	44,953
Harrah’s Entertainment, Inc. (Lodging)	192	16,260
Hartford Financial Services Group, Inc. (Insurance)	960	88,195
Hasbro, Inc. (Toys/Games/Hobbies)	480	13,450
Heinz (H.J.) Co. (Food)	960	42,010
Hercules, Inc.* (Chemicals)	192	3,986
Hess Corp. (Oil & Gas)	768	47,002
Hewlett-Packard Co. (Computers)	7,872	362,348
Hilton Hotels Corp. (Lodging)	480	21,221
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,400	138,024
Host Marriott Corp. (REIT)	1,536	32,440
Hudson City Bancorp, Inc. (Savings & Loans)	576	7,039
Huntington Bancshares, Inc. (Banks)	672	12,902
IAC/InterActiveCorp* (Internet)	672	19,313
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	576	31,709
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	864	43,476
Integrys Energy Group, Inc. (Electric)	192	9,502
Intel Corp. (Semiconductors)	9,120	215,414
International Paper Co. (Forest Products & Paper)	1,344	49,822
Interpublic Group of Cos., Inc.* (Advertising)	960	10,070
J.C. Penney Co., Inc. (Holding Company) (Retail)	672	45,723

Common Stocks, continued
	Shares	Value
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,984	$439,396
Janus Capital Group, Inc. (Diversified Financial Services)	384	11,543
JDS Uniphase Corp.* (Telecommunications)	480	6,878
Johnson Controls, Inc. (Auto Parts & Equipment)	576	65,174
Jones Apparel Group, Inc. (Apparel)	288	7,188
Juniper Networks, Inc.* (Telecommunications)	960	28,762
KB Home (Home Builders)	96	3,054
KeyCorp (Banks)	1,152	39,963
KeySpan Corp. (Gas)	480	19,944
Kimberly-Clark Corp. (Household Products/Wares)	576	38,748
Kimco Realty Corp. (REIT)	480	17,918
King Pharmaceuticals, Inc.* (Pharmaceuticals)	192	3,266
Kraft Foods, Inc. (Food)	4,800	157,200
Kroger Co. (Food)	2,112	54,828
Legg Mason, Inc. (Diversified Financial Services)	96	8,640
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	480	9,950
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	960	59,520
Lennar Corp.—Class A (Home Builders)	192	5,887
Limited, Inc. (Retail)	960	23,184
Lincoln National Corp. (Insurance)	864	52,116
Linear Technology Corp. (Semiconductors)	384	13,690
Lockheed Martin Corp. (Aerospace/Defense)	576	56,724
Loews Corp. (Insurance)	1,344	63,706
LSI Logic Corp.* (Semiconductors)	768	5,530
M&T Bank Corp. (Banks)	96	10,204
Macy’s, Inc. (Retail)	1,536	55,404
Manor Care, Inc. (Healthcare—Services)	96	6,082
Marathon Oil Corp. (Oil & Gas)	2,112	116,582
Marriott International, Inc.—Class A (Lodging)	384	15,955
Marsh & McLennan Cos., Inc. (Insurance)	1,632	44,962
Marshall & Ilsley Corp. (Banks)	768	31,649
Masco Corp. (Building Materials)	1,152	31,346
Mattel, Inc. (Toys/Games/Hobbies)	576	13,196
Maxim Integrated Products, Inc. (Semiconductors)	384	12,173
MBIA, Inc. (Insurance)	192	10,771
McDonald’s Corp. (Retail)	1,632	78,124
McKesson Corp. (Commercial Services)	864	49,905
MeadWestvaco Corp. (Forest Products & Paper)	480	15,619
Medco Health Solutions, Inc.* (Pharmaceuticals)	864	70,217
MEMC Electronic Materials, Inc.* (Semiconductors)	288	17,660
Merck & Co., Inc. (Pharmaceuticals)	6,240	309,816
Meredith Corp. (Media)	96	5,423
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,592	192,326
MetLife, Inc. (Insurance)	1,248	75,155
MGIC Investment Corp. (Insurance)	96	3,711
Micron Technology, Inc.* (Semiconductors)	2,208	26,209
Microsoft Corp. (Software)	11,040	320,050
Molex, Inc. (Electrical Components & Equipment)	288	8,162
Molson Coors Brewing Co.—Class B (Beverages)	96	8,538
Monsanto Co. (Agriculture)	864	55,685
Monster Worldwide, Inc.* (Internet)	192	7,467
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,072	196,209
Motorola, Inc. (Telecommunications)	7,008	119,066

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
National City Corp. (Banks)	1,824	$53,607
NCR Corp.* (Computers)	288	15,039
Newell Rubbermaid, Inc. (Housewares)	768	20,314
News Corp.—Class A (Media)	4,416	93,266
Nicor, Inc. (Gas)	96	3,783
NiSource, Inc. (Electric)	768	14,646
Nordstrom, Inc. (Retail)	288	13,703
Norfolk Southern Corp. (Transportation)	768	41,303
Northern Trust Corp. (Banks)	288	17,988
Northrop Grumman Corp. (Aerospace/Defense)	960	73,056
Novell, Inc.* (Software)	960	6,442
Novellus Systems, Inc.* (Semiconductors)	192	5,476
Occidental Petroleum Corp. (Oil & Gas)	864	49,006
Office Depot, Inc.* (Retail)	384	9,585
OfficeMax, Inc. (Retail)	192	6,313
PACCAR, Inc. (Auto Manufacturers)	672	54,983
Pall Corp. (Miscellaneous Manufacturing)	192	7,972
Parker Hannifin Corp. (Miscellaneous Manufacturing)	384	37,893
Peabody Energy Corp. (Coal)	480	20,285
PerkinElmer, Inc. (Electronics)	384	10,687
Pfizer, Inc. (Pharmaceuticals)	9,120	214,411
PG&E Corp. (Electric)	960	41,098
Pinnacle West Capital Corp. (Electric)	288	10,794
Plum Creek Timber Co., Inc. (Forest Products & Paper)	480	18,653
PNC Financial Services Group (Banks)	864	57,586
PPG Industries, Inc. (Chemicals)	480	36,610
PPL Corp. (Electric)	1,056	49,780
Precision Castparts Corp. (Metal Fabricate/Hardware)	192	26,316
Principal Financial Group, Inc. (Insurance)	480	27,067
Progress Energy, Inc. (Electric)	768	33,531
Prologis (REIT)	672	38,237
Prudential Financial, Inc. (Insurance)	1,344	119,119
Public Service Enterprise Group, Inc. (Electric)	768	66,163
Public Storage, Inc. (REIT)	192	13,457
Pulte Homes, Inc. (Home Builders)	288	5,570
Qwest Communications International, Inc.* (Telecommunications)	4,608	39,306
R.R. Donnelley & Sons Co. (Commercial Services)	672	28,399
Raytheon Co. (Aerospace/Defense)	1,248	69,089
Regions Financial Corp. (Banks)	2,112	63,508
Reynolds American, Inc. (Agriculture)	480	29,362
Robert Half International, Inc. (Commercial Services)	288	9,789
Rockwell International Corp. (Machinery—Diversified)	288	20,157
Rohm & Haas Co. (Chemicals)	384	21,704
Rowan Cos., Inc. (Oil & Gas)	288	12,151
Ryder System, Inc. (Transportation)	192	10,439
SAFECO Corp. (Insurance)	288	16,839
Safeway, Inc. (Food)	1,248	39,774
Sara Lee Corp. (Food)	2,112	33,475
Schering-Plough Corp. (Pharmaceuticals)	2,496	71,236
Schlumberger, Ltd.ADR (Oil & Gas Services)	1,824	172,769
Schwab (Diversified Financial Services)	1,728	34,785
Sealed Air Corp. (Packaging & Containers)	192	5,232
Sears Holdings Corp.* (Retail)	288	39,396
Sempra Energy (Gas)	768	40,489
Sherwin-Williams Co. (Chemicals)	96	6,690

Common Stocks, continued
	Shares	Value
Simon Property Group, Inc. (REIT)	672	$58,148
Snap-on, Inc. (Hand/Machine Tools)	192	10,047
Solectron Corp.* (Electronics)	2,688	10,107
Southern Co. (Electric)	2,112	71,048
Southwest Airlines Co. (Airlines)	1,440	22,550
Sovereign Bancorp, Inc. (Savings & Loans)	672	12,862
Spectra Energy Corp. (Pipelines)	1,440	36,677
Sprint Corp. (Telecommunications)	8,352	171,467
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	384	24,177
State Street Corp. (Banks)	480	32,174
Sun Microsystems, Inc.* (Computers)	7,872	40,147
Sunoco, Inc. (Oil & Gas)	192	12,810
SunTrust Banks, Inc. (Banks)	1,056	82,685
SuperValu, Inc. (Food)	576	24,002
Synovus Financial Corp. (Banks)	480	13,421
T. Rowe Price Group, Inc. (Diversified Financial Services)	384	20,018
Target Corp. (Retail)	768	46,518
TECO Energy, Inc. (Electric)	576	9,297
Tektronix, Inc. (Electronics)	192	6,307
Tellabs, Inc.* (Telecommunications)	1,248	14,165
Temple-Inland, Inc. (Forest Products & Paper)	288	16,741
Tenet Healthcare Corp.* (Healthcare—Services)	1,344	6,962
Teradyne, Inc.* (Semiconductors)	576	9,037
Terex Corp.* (Machinery—Construction & Mining)	192	16,560
Texas Instruments, Inc. (Semiconductors)	2,592	91,212
Textron, Inc. (Miscellaneous Manufacturing)	384	43,350
The Dow Chemical Co. (Chemicals)	2,784	121,048
The E.W. Scripps Co.—Class A (Media)	96	3,933
The Gap, Inc. (Retail)	768	13,210
The Goldman Sachs Group, Inc. (Diversified Financial Services)	768	144,645
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	480	13,786
The New York Times Co.—Class A (Media)	384	8,778
The Stanley Works (Hand/Machine Tools)	192	10,623
The Travelers Companies, Inc. (Insurance)	2,016	102,372
The Williams Cos., Inc. (Pipelines)	1,152	37,152
Thermo Electron Corp.* (Electronics)	672	35,085
Time Warner, Inc. (Media)	11,520	221,875
Torchmark Corp. (Insurance)	96	5,908
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	480	51,576
Tribune Co. (Media)	576	16,105
TXU Corp. (Electric)	1,344	87,696
Tyco Electronics, Ltd.* (Electronics)	1,056	37,826
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,440	68,098
Tyson Foods, Inc.—Class A (Food)	768	16,358
U.S. Bancorp (Banks)	5,088	152,386
Union Pacific Corp. (Transportation)	768	91,499
Unisys Corp.* (Computers)	960	7,766
United Parcel Service, Inc.—Class B (Transportation)	1,056	79,960
United States Steel Corp. (Iron/Steel)	384	37,743
UnumProvident Corp. (Insurance)	960	23,328
UST, Inc. (Agriculture)	192	10,282
V. F. Corp. (Apparel)	192	16,472
Valero Energy Corp. (Oil & Gas)	672	45,031
VeriSign, Inc.* (Internet)	384	11,401

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Verizon Communications, Inc. (Telecommunications)	8,448	$360,054
Viacom, Inc.—Class B* (Media)	1,248	47,798
Vornado Realty Trust (REIT)	192	20,550
Vulcan Materials Co. (Building Materials)	192	18,378
W.W. Grainger, Inc. (Distribution/Wholesale)	96	8,387
Wachovia Corp. (Banks)	5,472	258,333
Walt Disney Co. (Media)	3,456	114,048
Washington Mutual, Inc. (Savings & Loans)	2,688	100,881
Waste Management, Inc. (Environmental Control)	1,536	58,414
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,920
Weatherford International, Ltd.ADR* (Oil & Gas Services)	384	21,247
WellPoint, Inc.* (Healthcare—Services)	1,056	79,327
Wells Fargo & Co. (Banks)	9,792	330,676
Wendy’s International, Inc. (Retail)	96	3,363
Western Union Co. (Commercial Services)	1,152	22,982
Weyerhaeuser Co. (Forest Products & Paper)	672	47,873
Whirlpool Corp. (Home Furnishings)	192	19,605
Whole Foods Market, Inc. (Food)	192	7,112
Windstream Corp. (Telecommunications)	1,344	18,493
Wyndham Worldwide Corp.* (Lodging)	576	19,382
Xcel Energy, Inc. (Electric)	1,152	23,386
Xerox Corp.* (Office/Business Equipment)	2,784	48,609
Xilinx, Inc. (Semiconductors)	480	12,000
XL Capital, Ltd.—Class A (Insurance)	480	37,373
Zions Bancorp (Banks)	288	21,470

TOTAL COMMON STOCKS (Cost $12,827,114)		19,273,730

Repurchase Agreements (0.8%)
	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $158,023 (Collateralized by $163,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $162,050)	$158,000	158,000

TOTAL REPURCHASE AGREEMENTS (Cost $158,000)		158,000

TOTAL INVESTMENT SECURITIES (Cost $12,985,114)—99.7%		19,431,730
Net other assets (liabilities)—0.3%		61,425

NET ASSETS—100.0%		$19,493,155

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $145,925)	2	$(6,590)

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.4%
Banks	11.0%
Beverages	0.7%
Biotechnology	0.1%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.2%
Commercial Services	0.6%
Computers	3.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	11.1%
Electric	5.3%
Electrical Components & Equipment	0.4%
Electronics	0.8%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.8%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	0.2%
Healthcare—Services	0.8%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.1%
Internet	0.2%
Iron/Steel	0.3%
Investment Companies	NM
Leisure Time	0.1%
Lodging	0.5%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.5%
Media	4.3%
Metal Fabricate/Hardware	0.1%
Mining	1.0%
Miscellaneous Manufacturing	6.4%
Office/Business Equipment	0.2%
Oil & Gas	5.2%
Oil & Gas Services	1.4%
Packaging & Containers	NM
Pharmaceuticals	5.3%
Pipelines	0.6%
REIT	2.0%
Real Estate	NM
Retail	2.3%
Savings & Loans	0.6%
Semiconductors	2.8%
Software	1.9%
Telecommunications	8.6%
Toys/Games/Hobbies	0.2%
Transportation	1.9%
Other**	1.1%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (100.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,992	$710,649
Abbott Laboratories (Pharmaceuticals)	14,652	742,710
Abercrombie & Fitch Co.—Class A (Retail)	1,332	93,107
Adobe Systems, Inc.* (Software)	9,990	402,497
Affiliated Computer Services, Inc.—Class A* (Computers)	1,998	107,213
AFLAC, Inc. (Insurance)	5,328	277,695
Agilent Technologies, Inc.* (Electronics)	1,998	76,224
Akamai Technologies, Inc.* (Internet)	2,664	90,469
Allegheny Energy, Inc.* (Electric)	666	34,785
Allegheny Technologies, Inc. (Iron/Steel)	666	69,883
Allergan, Inc. (Pharmaceuticals)	5,328	309,717
Altera Corp. (Semiconductors)	3,330	77,256
Altria Group, Inc. (Agriculture)	17,982	1,195,264
Amazon.com, Inc.* (Internet)	5,328	418,461
Ambac Financial Group, Inc. (Insurance)	1,998	134,166
American Capital Strategies, Ltd. (Investment Companies)	1,332	50,576
American Express Co. (Diversified Financial Services)	20,646	1,208,617
American International Group, Inc. (Insurance)	44,622	2,863,840
American Standard Cos. (Building Materials)	2,664	143,989
Ameriprise Financial, Inc. (Diversified Financial Services)	2,664	160,559
Amgen, Inc.* (Biotechnology)	19,980	1,073,725
Anadarko Petroleum Corp. (Oil & Gas)	7,992	402,237
Analog Devices, Inc. (Semiconductors)	2,664	94,439
Anheuser-Busch Cos., Inc. (Beverages)	13,320	649,616
Apache Corp. (Oil & Gas)	5,328	430,236
Apollo Group, Inc.—Class A* (Commercial Services)	2,664	157,469
Apple Computer, Inc.* (Computers)	7,326	965,274
Applera Corp.—Applied Biosystems Group (Electronics)	3,330	103,963
Applied Materials, Inc. (Semiconductors)	7,992	176,144
Archer-Daniels-Midland Co. (Agriculture)	6,660	223,776
Autodesk, Inc.* (Software)	3,996	169,311
Automatic Data Processing, Inc. (Software)	9,324	432,820
AutoZone, Inc.* (Retail)	666	84,455
Avalonbay Communities, Inc. (REIT)	666	71,908
Avaya, Inc.* (Telecommunications)	1,332	22,031
Avery Dennison Corp. (Household Products/Wares)	666	40,852
Avon Products, Inc. (Cosmetics/Personal Care)	7,326	263,809
Baker Hughes, Inc. (Oil & Gas Services)	3,330	263,237
Ball Corp. (Packaging & Containers)	1,998	102,437
Bard (C.R.), Inc. (Healthcare—Products)	1,998	156,783
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,998	102,338
Baxter International, Inc. (Healthcare—Products)	11,322	595,537
Becton, Dickinson & Co. (Healthcare—Products)	3,996	305,135
Bed Bath & Beyond, Inc.* (Retail)	4,662	161,492
Best Buy Co., Inc. (Retail)	6,660	296,969
Big Lots, Inc.* (Retail)	666	17,223
Biogen Idec, Inc.* (Biotechnology)	3,330	188,278
BJ Services Co. (Oil & Gas Services)	5,328	139,327
Black & Decker Corp. (Hand/Machine Tools)	1,332	115,311
BMC Software, Inc.* (Software)	1,332	38,255
Boeing Co. (Aerospace/Defense)	7,326	757,728
Boston Scientific Corp.* (Healthcare—Products)	19,980	262,737
Broadcom Corp.—Class A* (Semiconductors)	3,996	131,109
Brown-Forman Corp. (Beverages)	1,332	88,498

Common Stocks, continued
	Shares	Value
Burlington Northern Santa Fe Corp. (Transportation)	2,664	$218,821
C.H. Robinson Worldwide, Inc. (Transportation)	3,330	162,005
CA, Inc. (Software)	1,332	33,407
Campbell Soup Co. (Food)	3,996	147,173
Capital One Financial Corp. (Diversified Financial Services)	6,660	471,262
Cardinal Health, Inc. (Pharmaceuticals)	6,660	437,762
Carnival Corp.ADR (Leisure Time)	4,662	206,573
Caterpillar, Inc. (Machinery—Construction & Mining)	5,994	472,327
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,998	69,770
Celgene Corp.* (Biotechnology)	6,660	403,330
Centex Corp. (Home Builders)	1,332	49,697
Chesapeake Energy Corp. (Oil & Gas)	7,326	249,377
ChevronTexaco Corp. (Oil & Gas)	19,314	1,646,712
Ciena Corp.* (Telecommunications)	666	24,329
CIGNA Corp. (Insurance)	1,998	103,177
Cintas Corp. (Textiles)	1,998	73,047
Cisco Systems, Inc.* (Telecommunications)	103,230	2,984,379
Citrix Systems, Inc.* (Software)	3,330	120,446
Clear Channel Communications, Inc. (Media)	3,996	147,452
Clorox Co. (Household Products/Wares)	2,664	161,065
CME Group Inc. (Diversified Financial Services)	666	367,965
Coach, Inc.* (Apparel)	5,994	272,487
Coca-Cola Co. (Beverages)	20,646	1,075,863
Cognizant Technology Solutions Corp.* (Computers)	2,664	215,731
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,658	571,428
Comcast Corp.—Special Class A* (Media)	16,650	437,396
Commerce Bancorp, Inc. (Banks)	3,330	111,389
Compass Bancshares, Inc. (Banks)	666	46,140
CONSOL Energy, Inc. (Coal)	1,332	55,478
Constellation Brands, Inc.* (Beverages)	1,998	43,816
Constellation Energy Group, Inc. (Electric)	1,998	167,432
Convergys Corp.* (Commercial Services)	1,332	25,375
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,332	70,489
Corning, Inc.* (Telecommunications)	7,326	174,652
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,656	300,180
Coventry Health Care, Inc.* (Healthcare—Services)	2,664	148,678
Covidien, Ltd.ADR* (Healthcare—Products)	5,328	218,182
CVS Corp. (Retail)	15,318	539,040
D.R. Horton, Inc. (Home Builders)	4,662	76,084
Danaher Corp. (Miscellaneous Manufacturing)	3,996	298,421
Darden Restaurants, Inc. (Retail)	2,664	113,406
Dean Foods Co. (Food)	1,332	38,322
Deere & Co. (Machinery—Diversified)	1,998	240,599
Dell, Inc.* (Computers)	38,628	1,080,425
Devon Energy Corp. (Oil & Gas)	7,326	546,593
DIRECTV Group, Inc.* (Media)	4,662	104,475
Discover Financial Services* (Diversified Financial Services)	6,660	153,513
Dover Corp. (Miscellaneous Manufacturing)	1,332	67,932
E* TRADE Financial Corp.* (Diversified Financial Services)	3,996	74,006
eBay, Inc.* (Internet)	19,980	647,352

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Ecolab, Inc. (Chemicals)	3,330	$140,226
Edison International (Electric)	2,664	140,899
Electronic Arts, Inc.* (Software)	5,328	259,154
Eli Lilly & Co. (Pharmaceuticals)	7,992	432,287
EMC Corp.* (Computers)	13,986	258,881
Emerson Electric Co. (Electrical Components & Equipment)	4,662	219,440
Ensco International, Inc. (Oil & Gas)	1,332	81,345
EOG Resources, Inc. (Oil & Gas)	3,996	280,120
Equifax, Inc. (Commercial Services)	1,332	53,893
Exelon Corp. (Electric)	5,328	373,759
Express Scripts, Inc.* (Pharmaceuticals)	3,996	200,319
Exxon Mobil Corp. (Oil & Gas)	99,234	8,447,790
Family Dollar Stores, Inc. (Retail)	1,332	39,454
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,332	47,965
FedEx Corp. (Transportation)	3,330	368,764
Fidelity National Information Services, Inc. (Software)	2,664	132,214
First Data Corp. (Software)	13,320	423,443
Fiserv, Inc.* (Software)	2,664	131,655
Fluor Corp. (Engineering & Construction)	666	76,930
Forest Laboratories, Inc.* (Pharmaceuticals)	5,328	214,186
Fortune Brands, Inc. (Household Products/Wares)	1,332	108,292
Franklin Resources, Inc. (Diversified Financial Services)	1,332	169,657
Freddie Mac (Diversified Financial Services)	7,326	419,560
General Dynamics Corp. (Aerospace/Defense)	6,660	523,210
General Electric Co. (Miscellaneous Manufacturing)	70,596	2,736,301
General Growth Properties, Inc. (REIT)	1,332	63,909
General Mills, Inc. (Food)	2,664	148,172
Genzyme Corp.* (Biotechnology)	4,662	294,032
Gilead Sciences, Inc.* (Pharmaceuticals)	15,984	595,084
Google, Inc.—Class A* (Internet)	3,330	1,698,300
H & R Block, Inc. (Commercial Services)	5,328	106,294
Halliburton Co. (Oil & Gas Services)	9,324	335,850
Harley-Davidson, Inc. (Leisure Time)	4,662	267,226
Harman International Industries, Inc. (Home Furnishings)	1,332	154,512
Harrah’s Entertainment, Inc. (Lodging)	1,998	169,211
Hercules, Inc.* (Chemicals)	666	13,826
Hilton Hotels Corp. (Lodging)	3,996	176,663
Home Depot, Inc. (Retail)	34,632	1,287,271
Hospira, Inc.* (Pharmaceuticals)	2,664	103,017
Hudson City Bancorp, Inc. (Savings & Loans)	5,328	65,108
Humana, Inc.* (Healthcare—Services)	2,664	170,736
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,330	183,317
IMS Health, Inc. (Software)	3,330	93,673
Intel Corp. (Semiconductors)	43,956	1,038,241
International Business Machines Corp. (Computers)	23,310	2,579,251
International Flavors & Fragrances, Inc. (Chemicals)	1,332	66,747
International Game Technology (Entertainment)	5,994	211,708
Interpublic Group of Cos., Inc.* (Advertising)	1,998	20,959
Intuit, Inc.* (Software)	5,994	171,668
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,330	209,390
Jabil Circuit, Inc. (Electronics)	3,330	75,025

Common Stocks, continued
	Shares	Value
Janus Capital Group, Inc. (Diversified Financial Services)	1,332	$40,040
JDS Uniphase Corp.* (Telecommunications)	666	9,544
Johnson & Johnson (Healthcare—Products)	49,284	2,981,682
Juniper Networks, Inc.* (Telecommunications)	3,996	119,720
KB Home (Home Builders)	666	21,185
Kellogg Co. (Food)	3,996	207,033
Kimberly-Clark Corp. (Household Products/Wares)	4,662	313,613
Kimco Realty Corp. (REIT)	1,332	49,724
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,664	45,315
KLA -Tencor Corp. (Semiconductors)	3,330	189,111
Kohls Corp.* (Retail)	5,328	323,942
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,998	194,925
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,998	147,552
Legg Mason, Inc. (Diversified Financial Services)	1,332	119,880
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,330	206,460
Lennar Corp.—Class A (Home Builders)	1,332	40,839
Lexmark International, Inc.—Class A* (Computers)	1,998	79,001
Linear Technology Corp. (Semiconductors)	3,330	118,715
Liz Claiborne, Inc. (Apparel)	1,998	70,210
Lockheed Martin Corp. (Aerospace/Defense)	2,664	262,351
Lowe’s Cos., Inc. (Retail)	25,974	727,532
LSI Logic Corp.* (Semiconductors)	2,664	19,181
M&T Bank Corp. (Banks)	666	70,789
Manor Care, Inc. (Healthcare—Services)	666	42,191
Marriott International, Inc.—Class A (Lodging)	3,330	138,362
Mattel, Inc. (Toys/Games/Hobbies)	2,664	61,032
Maxim Integrated Products, Inc. (Semiconductors)	3,330	105,561
MBIA, Inc. (Insurance)	1,332	74,725
McCormick & Co., Inc. (Food)	1,998	68,252
McDonald’s Corp. (Retail)	11,322	541,984
McGraw-Hill Cos., Inc. (Media)	5,994	362,637
Medtronic, Inc. (Healthcare—Products)	19,314	978,640
MEMC Electronic Materials, Inc.* (Semiconductors)	1,998	122,517
Meredith Corp. (Media)	666	37,622
MetLife, Inc. (Insurance)	5,328	320,852
MGIC Investment Corp. (Insurance)	666	25,748
Microsoft Corp. (Software)	82,584	2,394,110
Millipore Corp.* (Biotechnology)	666	52,354
Molex, Inc. (Electrical Components & Equipment)	666	18,874
Monsanto Co. (Agriculture)	3,996	257,542
Monster Worldwide, Inc.* (Internet)	666	25,901
Moody’s Corp. (Commercial Services)	3,996	214,985
Murphy Oil Corp. (Oil & Gas)	3,330	206,593
Mylan Laboratories, Inc. (Pharmaceuticals)	3,330	53,380
Nabors Industries, Ltd.ADR* (Oil & Gas)	5,328	155,791
National Semiconductor Corp. (Semiconductors)	4,662	121,165
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,664	319,973
NCR Corp.* (Computers)	1,332	69,557
Network Appliance, Inc.* (Computers)	6,660	188,744
Newmont Mining Corp. (Mining)	7,992	333,666
News Corp.—Class A (Media)	13,320	281,318
NIKE, Inc.—Class B (Apparel)	6,660	375,957

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Noble Corp.ADR (Oil & Gas)	1,998	$204,715
Nordstrom, Inc. (Retail)	2,664	126,753
Norfolk Southern Corp. (Transportation)	2,664	143,270
Northern Trust Corp. (Banks)	1,332	83,197
Novellus Systems, Inc.* (Semiconductors)	666	18,994
Nucor Corp. (Iron/Steel)	5,328	267,466
NVIDIA Corp.* (Semiconductors)	5,994	274,285
Occidental Petroleum Corp. (Oil & Gas)	9,324	528,857
Office Depot, Inc.* (Retail)	2,664	66,493
Omnicom Group, Inc. (Advertising)	5,328	276,363
Oracle Corp.* (Software)	67,932	1,298,860
Pactiv Corp.* (Packaging & Containers)	1,998	63,157
Pall Corp. (Miscellaneous Manufacturing)	1,332	55,305
Patterson Cos., Inc.* (Healthcare—Products)	2,664	95,558
Paychex, Inc. (Commercial Services)	5,994	248,032
Peabody Energy Corp. (Coal)	1,332	56,290
PepsiCo, Inc. (Beverages)	27,972	1,835,523
Pfizer, Inc. (Pharmaceuticals)	68,598	1,612,739
Pitney Bowes, Inc. (Office/Business Equipment)	3,996	184,216
Polo Ralph Lauren Corp. (Apparel)	1,332	119,014
Praxair, Inc. (Chemicals)	5,328	408,231
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,332	182,564
Principal Financial Group, Inc. (Insurance)	1,998	112,667
Procter & Gamble Co. (Cosmetics/Personal Care)	53,946	3,337,100
Progressive Corp. (Insurance)	13,320	279,454
Public Storage, Inc. (REIT)	666	46,680
Pulte Homes, Inc. (Home Builders)	1,998	38,641
QLogic Corp.* (Semiconductors)	2,664	35,405
Qualcomm, Inc. (Telecommunications)	27,972	1,165,034
Quest Diagnostics, Inc. (Healthcare—Services)	2,664	147,772
Questar Corp. (Pipelines)	2,664	137,169
RadioShack Corp. (Retail)	1,998	50,210
Robert Half International, Inc. (Commercial Services)	1,332	45,275
Rockwell Collins, Inc. (Aerospace/Defense)	2,664	183,017
Rockwell International Corp. (Machinery—Diversified)	1,332	93,227
SanDisk Corp.* (Computers)	3,996	214,305
Schering-Plough Corp. (Pharmaceuticals)	10,656	304,122
Schlumberger, Ltd.ADR (Oil & Gas Services)	9,324	883,169
Schwab (Diversified Financial Services)	7,326	147,472
Sealed Air Corp. (Packaging & Containers)	1,332	36,297
Sherwin-Williams Co. (Chemicals)	1,332	92,827
Sigma-Aldrich Corp. (Chemicals)	2,664	120,732
SLM Corp. (Diversified Financial Services)	6,660	327,472
Smith International, Inc. (Oil & Gas Services)	3,330	204,495
Southwest Airlines Co. (Airlines)	4,662	73,007
Sovereign Bancorp, Inc. (Savings & Loans)	1,998	38,242
Spectra Energy Corp. (Pipelines)	1,998	50,889
St. Jude Medical, Inc.* (Healthcare—Products)	5,994	258,581
Staples, Inc. (Retail)	12,654	291,295
Starbucks Corp.* (Retail)	12,654	337,609
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,332	83,863
State Street Corp. (Banks)	3,330	223,210
Stryker Corp. (Healthcare—Products)	5,328	332,627
Sun Microsystems, Inc.* (Computers)	13,986	71,329

Common Stocks, continued
	Shares	Value
Sunoco, Inc. (Oil & Gas)	1,332	$88,871
Symantec Corp.* (Internet)	15,984	306,893
Synovus Financial Corp. (Banks)	2,664	74,485
Sysco Corp. (Food)	10,656	339,713
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,664	138,874
Target Corp. (Retail)	9,990	605,094
Tektronix, Inc. (Electronics)	666	21,878
Terex Corp.* (Machinery—Construction & Mining)	666	57,443
Texas Instruments, Inc. (Semiconductors)	9,990	351,548
The AES Corp.* (Electric)	11,322	222,477
The E.W. Scripps Co.—Class A (Media)	666	27,286
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,998	89,950
The Gap, Inc. (Retail)	4,662	80,186
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,664	501,738
The Hershey Co. (Food)	2,664	122,810
The Pepsi Bottling Group, Inc. (Beverages)	2,664	89,137
The Williams Cos., Inc. (Pipelines)	3,330	107,393
Thermo Electron Corp.* (Electronics)	3,330	173,859
Tiffany & Co. (Retail)	1,998	96,404
TJX Cos., Inc. (Retail)	7,992	221,778
Torchmark Corp. (Insurance)	1,332	81,971
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,998	214,685
Tyco Electronics, Ltd.* (Electronics)	1,998	71,568
United Parcel Service, Inc.—Class B (Transportation)	11,988	907,731
United Technologies Corp. (Aerospace/Defense)	17,316	1,263,549
UnitedHealth Group, Inc. (Healthcare—Services)	22,644	1,096,649
UST, Inc. (Agriculture)	1,998	106,993
V. F. Corp. (Apparel)	666	57,136
Valero Energy Corp. (Oil & Gas)	5,994	401,658
Varian Medical Systems, Inc.* (Healthcare—Products)	1,998	81,518
VeriSign, Inc.* (Internet)	1,998	59,321
Viacom, Inc.—Class B* (Media)	4,662	178,555
Vornado Realty Trust (REIT)	666	71,282
Vulcan Materials Co. (Building Materials)	666	63,750
W.W. Grainger, Inc. (Distribution/Wholesale)	666	58,182
Wal-Mart Stores, Inc. (Retail)	41,958	1,927,970
Walgreen Co. (Retail)	17,316	765,021
Walt Disney Co. (Media)	14,652	483,516
Waters Corp.* (Electronics)	1,998	116,403
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	666	20,260
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,330	184,249
WellPoint, Inc.* (Healthcare—Services)	3,996	300,180
Wendy’s International, Inc. (Retail)	666	23,330
Western Union Co. (Commercial Services)	5,994	119,580
Whole Foods Market, Inc. (Food)	1,332	49,337
Wrigley (Wm.) Jr. Co. (Food)	3,996	230,489
Wyeth (Pharmaceuticals)	22,644	1,098,687
Xilinx, Inc. (Semiconductors)	2,664	66,600
XTO Energy, Inc. (Oil & Gas)	5,994	326,853
Yahoo!, Inc.* (Internet)	20,646	480,020
YUM! Brands, Inc. (Retail)	9,324	298,741

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Zimmer Holdings, Inc.* (Healthcare—Products)	3,996	$310,729

TOTAL COMMON STOCKS (Cost $109,625,195)		108,751,813

TOTAL INVESTMENT SECURITIES (Cost $109,625,195)—100.4%		108,751,813
Net other assets (liabilities)—(0.4%)		(393,975)

NET ASSETS—100.0%		$108,357,838

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $145,925)	2	$(6,590)

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.3%
Aerospace/Defense	3.0%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.9%
Banks	0.6%
Beverages	3.5%
Biotechnology	1.9%
Building Materials	0.2%
Chemicals	0.8%
Coal	0.2%
Commercial Services	0.8%
Computers	5.5%
Cosmetics/Personal Care	3.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.3%
Electric	0.8%
Electrical Components & Equipment	0.2%

Electronics	0.7%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.1%
Hand/Machine Tools	0.1%
Healthcare—Products	6.0%
Healthcare—Services	1.8%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.0%
Internet	3.5%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.4%
Lodging	0.6%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.2%
Mining	0.3%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.2%
Oil & Gas	13.2%
Oil & Gas Services	2.1%
Packaging & Containers	0.2%
Pharmaceuticals	5.7%
Pipelines	0.2%
REIT	0.3%
Real Estate	0.1%
Retail	8.5%
Savings & Loans	0.1%
Semiconductors	2.8%
Software	5.6%
Telecommunications	4.2%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (99.1%)
	Shares	Value
3Com Corp.* (Telecommunications)	7,350	$29,400
ACI Worldwide, Inc.* (Software)	280	8,548
Acxiom Corp. (Software)	1,260	31,702
ADC Telecommunications, Inc.* (Telecommunications)	2,240	41,866
ADTRAN, Inc. (Telecommunications)	700	18,263
Advanced Medical Optics, Inc.* (Healthcare—Products)	1,120	33,858
Advent Software, Inc.* (Software)	210	7,986
AGCO Corp.* (Machinery—Diversified)	1,680	64,562
AGL Resources, Inc. (Gas)	1,470	55,419
Airgas, Inc. (Chemicals)	560	26,152
Alaska Air Group, Inc.* (Airlines)	770	17,964
Albemarle Corp. (Chemicals)	560	22,529
Alberto-Culver Co. (Cosmetics/Personal Care)	700	16,464
Alexander & Baldwin, Inc. (Transportation)	770	41,749
Alliant Energy Corp. (Electric)	2,170	80,181
AMB Property Corp. (REIT)	1,820	96,970
American Financial Group, Inc. (Insurance)	1,260	35,393
American Greetings Corp.—Class A (Household Products/Wares)	1,120	27,698
AmeriCredit Corp.* (Diversified Financial Services)	2,170	44,138
Andrew Corp.* (Telecommunications)	2,940	41,336
AnnTaylor Stores Corp.* (Retail)	560	17,595
Aqua America, Inc. (Water)	1,190	26,037
Aquila, Inc.* (Electric)	6,930	26,195
Arch Coal, Inc. (Coal)	1,750	52,308
Arrow Electronics, Inc.* (Electronics)	2,240	85,613
Arthur J. Gallagher & Co. (Insurance)	840	23,167
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,330	26,374
Associated Banc-Corp (Banks)	2,450	70,413
Astoria Financial Corp. (Savings & Loans)	1,610	37,916
Atmel Corp.* (Semiconductors)	5,810	31,316
Avis Budget Group, Inc.* (Commercial Services)	1,890	48,516
Avnet, Inc.* (Electronics)	2,380	90,154
Avocent Corp.* (Internet)	560	15,316
Bank of Hawaii Corp. (Banks)	910	43,698
Barnes & Noble, Inc. (Retail)	560	18,788
Beazer Homes USA, Inc. (Home Builders)	700	9,793
Beckman Coulter, Inc. (Healthcare—Products)	350	24,787
Belo Corp.—Class A (Media)	1,610	28,819
Bill Barrett Corp.* (Oil & Gas)	280	9,610
BJ’s Wholesale Club, Inc.* (Retail)	1,190	40,412
Black Hills Corp. (Electric)	630	23,499
Blyth, Inc. (Household Products/Wares)	210	4,687
Bob Evans Farms, Inc. (Retail)	700	22,715
Borders Group, Inc. (Retail)	1,120	18,323
BorgWarner, Inc. (Auto Parts & Equipment)	1,050	90,772
Bowater, Inc. (Forest Products & Paper)	1,050	20,601
Boyd Gaming Corp. (Lodging)	420	18,522
Broadridge Financial Solutions, Inc. (Software)	1,120	19,701
Cabot Corp. (Chemicals)	1,190	48,052
Cadence Design Systems, Inc.* (Computers)	3,430	73,402
Callaway Golf Co. (Leisure Time)	1,120	18,178
Cameron International Corp.* (Oil & Gas Services)	980	76,440
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	700	31,696
Carmax, Inc.* (Retail)	1,680	40,202
Carpenter Technology Corp. (Iron/Steel)	350	41,542
Cathay Bancorp, Inc. (Banks)	420	12,856
CBRL Group, Inc. (Retail)	210	8,070
Ceridian Corp.* (Computers)	1,470	49,833

Common Stocks, continued
	Shares	Value
Charles River Laboratories International, Inc.* (Biotechnology)	490	$25,078
Charming Shoppes, Inc.* (Retail)	1,260	12,449
CheckFree Corp.* (Internet)	910	33,524
Chemtura Corp. (Chemicals)	4,480	46,726
Cimarex Energy Co. (Oil & Gas)	560	21,196
Cincinnati Bell, Inc.* (Telecommunications)	2,590	13,364
City National Corp. (Banks)	420	29,732
Coldwater Creek, Inc.* (Retail)	420	8,270
Commscope, Inc.* (Telecommunications)	770	41,911
Con-way, Inc. (Transportation)	840	41,488
Cousins Properties, Inc. (REIT)	770	19,797
Crane Co. (Miscellaneous Manufacturing)	630	28,892
Cullen/Frost Bankers, Inc. (Banks)	700	34,769
Cypress Semiconductor Corp.* (Semiconductors)	1,960	49,118
Cytec Industries, Inc. (Chemicals)	770	51,582
Deluxe Corp. (Commercial Services)	980	37,005
Diebold, Inc. (Computers)	630	31,922
Digital River, Inc.* (Internet)	280	12,603
DPL, Inc. (Electric)	2,100	55,818
DRS Technologies, Inc. (Aerospace/Defense)	490	25,656
Dycom Industries, Inc.* (Engineering & Construction)	770	21,522
Edwards (A.G.), Inc. (Diversified Financial Services)	1,400	113,204
Encore Acquisition Co.* (Oil & Gas)	280	7,244
Energy East Corp. (Electric)	2,730	69,096
Equity One, Inc. (REIT)	630	14,540
F5 Networks, Inc.* (Internet)	350	30,342
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,240	40,880
Federal Signal Corp. (Miscellaneous Manufacturing)	910	12,240
Ferro Corp. (Chemicals)	770	17,210
Fidelity National Title Group, Inc.—Class A (Insurance)	4,060	84,813
First American Financial Corp. (Insurance)	1,820	84,248
First Community Bancorp (Banks)	280	14,062
First Niagara Financial Group, Inc. (Savings & Loans)	2,030	26,106
FirstMerit Corp. (Banks)	1,470	26,945
Florida Rock Industries, Inc. (Building Materials)	350	22,229
Flowserve Corp. (Machinery—Diversified)	490	35,412
FMC Corp. (Chemicals)	700	62,391
Foot Locker, Inc. (Retail)	2,870	53,267
Forest Oil Corp.* (Oil & Gas)	1,400	56,658
Furniture Brands International, Inc. (Home Furnishings)	910	10,028
Gartner Group, Inc.* (Commercial Services)	420	8,791
GATX Corp. (Trucking & Leasing)	980	44,453
Gentex Corp. (Electronics)	770	15,200
Granite Construction, Inc. (Engineering & Construction)	280	18,197
Grant Prideco, Inc.* (Oil & Gas Services)	980	54,978
Great Plains Energy, Inc. (Electric)	1,470	40,807
Greater Bay Bancorp (Banks)	980	26,342
Hanesbrands, Inc.* (Apparel)	1,120	34,731
Hanover Compressor Co.* (Oil & Gas Services)	1,890	45,039
Hanover Insurance Group, Inc. (Insurance)	980	43,012
Harris Corp. (Telecommunications)	840	46,099
Harsco Corp. (Miscellaneous Manufacturing)	1,540	81,096
Hawaiian Electric Industries, Inc. (Electric)	1,540	35,127
Health Net, Inc.* (Healthcare—Services)	700	34,678

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Helmerich & Payne, Inc. (Oil & Gas)	1,260	$40,786
Herman Miller, Inc. (Office Furnishings)	630	19,234
Highwoods Properties, Inc. (REIT)	1,050	34,157
Hillenbrand Industries, Inc. (Healthcare—Products)	770	48,541
HNI Corp. (Office Furnishings)	490	20,007
Horace Mann Educators Corp. (Insurance)	770	13,729
Hormel Foods Corp. (Food)	630	21,685
Hospitality Properties Trust (REIT)	1,610	61,760
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,120	64,568
IDACORP, Inc. (Electric)	770	23,839
Imation Corp. (Computers)	420	13,138
IndyMac Bancorp, Inc. (Diversified Financial Services)	560	12,320
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	2,590	51,930
Integrated Device Technology, Inc.* (Semiconductors)	2,870	46,695
International Rectifier Corp.* (Semiconductors)	700	25,697
Intersil Corp.—Class A (Semiconductors)	2,590	75,758
Intuitive Surgical, Inc.* (Healthcare—Products)	350	74,414
J.B. Hunt Transport Services, Inc. (Transportation)	910	25,416
Jefferies Group, Inc. (Diversified Financial Services)	840	22,067
JetBlue Airways Corp.* (Airlines)	1,820	17,927
JM Smucker Co. (Food)	1,050	58,601
Joy Global, Inc. (Machinery—Construction & Mining)	1,260	62,357
KBR, Inc.* (Engineering & Construction)	2,450	78,620
Kelly Services, Inc.—Class A (Commercial Services)	420	10,437
KEMET Corp.* (Electronics)	1,610	11,334
Kennametal, Inc. (Hand/Machine Tools)	700	53,662
Kindred Healthcare, Inc.* (Healthcare—Services)	280	7,498
Korn/Ferry International* (Commercial Services)	560	13,233
Kyphon, Inc.* (Healthcare—Products)	350	22,967
Lam Research Corp.* (Semiconductors)	1,260	72,878
Lancaster Colony Corp. (Miscellaneous Manufacturing)	420	16,262
Lattice Semiconductor Corp.* (Semiconductors)	1,680	7,946
Lear Corp.* (Auto Parts & Equipment)	1,260	42,311
Lee Enterprises, Inc. (Media)	840	14,792
Liberty Property Trust (REIT)	1,680	63,017
LifePoint Hospitals, Inc.* (Healthcare—Services)	350	10,343
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	420	30,236
Louisiana-Pacific Corp. (Forest Products & Paper)	1,960	36,299
Lubrizol Corp. (Chemicals)	1,260	78,952
Lyondell Chemical Co. (Chemicals)	3,920	176,008
M.D.C. Holdings, Inc. (Home Builders)	280	12,880
Mack-Cali Realty Corp. (REIT)	1,190	45,934
Manpower, Inc. (Commercial Services)	1,610	127,270
Martin Marietta Materials (Building Materials)	420	57,540
MDU Resources Group, Inc. (Electric)	2,100	57,246
Media General, Inc.—Class A (Media)	420	11,844
Mentor Graphics Corp.* (Computers)	840	10,088
Mercury General Corp. (Insurance)	630	32,621
Micrel, Inc. (Semiconductors)	630	6,521
Microchip Technology, Inc. (Semiconductors)	1,820	66,084
Millennium Pharmaceuticals, Inc.* (Biotechnology)	3,710	37,434
Minerals Technologies, Inc. (Chemicals)	210	13,581
Modine Manufacturing Co. (Auto Parts & Equipment)	630	16,128

Common Stocks, continued
	Shares	Value
Mohawk Industries, Inc.* (Textiles)	350	$31,504
Moneygram International, Inc. (Software)	840	21,496
MPS Group, Inc.* (Commercial Services)	1,890	25,194
MSC Industrial Direct Co.—Class A (Retail)	490	24,642
National Fuel Gas Co. (Pipelines)	1,540	66,759
National Instruments Corp. (Computers)	490	15,852
Nationwide Health Properties, Inc. (REIT)	1,610	38,366
Navigant Consulting Co.* (Commercial Services)	560	8,820
Netflix, Inc.* (Internet)	700	12,061
NeuStar, Inc.* (Telecommunications)	560	16,150
New York Community Bancorp (Savings & Loans)	2,240	36,355
Noble Energy, Inc. (Oil & Gas)	840	51,358
Nordson Corp. (Machinery—Diversified)	420	19,219
Northeast Utilities System (Electric)	2,870	78,466
NSTAR (Electric)	1,960	61,642
OGE Energy Corp. (Electric)	1,680	55,692
Ohio Casualty Corp. (Insurance)	1,120	48,619
Old Republic International Corp. (Insurance)	4,270	78,312
Olin Corp. (Chemicals)	1,330	27,757
Omnicare, Inc. (Pharmaceuticals)	770	25,533
ONEOK, Inc. (Gas)	2,030	103,022
Overseas Shipholding Group, Inc. (Transportation)	560	43,450
Packaging Corp. of America (Packaging & Containers)	1,540	39,301
Palm, Inc.* (Computers)	1,960	29,243
Parametric Technology Corp.* (Software)	1,470	25,916
Payless ShoeSource, Inc.* (Retail)	700	18,634
PDL BioPharma, Inc.* (Biotechnology)	1,050	24,665
Pentair, Inc. (Miscellaneous Manufacturing)	1,820	65,884
Pepco Holdings, Inc. (Electric)	3,570	96,640
PepsiAmericas, Inc. (Beverages)	1,120	30,990
Perrigo Co. (Pharmaceuticals)	1,400	26,110
Phillips-Van Heusen Corp. (Apparel)	630	32,798
Plains Exploration & Production Co.* (Oil & Gas)	770	33,272
PMI Group, Inc. (Insurance)	840	28,619
PNM Resources, Inc. (Electric)	1,400	36,162
Polycom, Inc.* (Telecommunications)	770	23,847
Potlatch Corp. (Forest Products & Paper)	700	30,583
Powerwave Technologies, Inc.* (Telecommunications)	2,380	15,565
Pride International, Inc.* (Oil & Gas)	2,100	73,605
Protective Life Corp. (Insurance)	1,330	57,217
Psychiatric Solutions, Inc.* (Healthcare—Services)	630	21,477
Puget Energy, Inc. (Electric)	2,170	50,236
Quanta Services, Inc.* (Commercial Services)	1,610	45,772
Radian Group, Inc. (Insurance)	490	16,518
Raymond James Financial Corp. (Diversified Financial Services)	910	27,910
Rayonier, Inc. (Forest Products & Paper)	1,400	59,276
Regency Centers Corp. (REIT)	1,260	81,736
Regis Corp. (Retail)	350	12,201
Reliance Steel & Aluminum Co. (Iron/Steel)	770	40,456
Rent-A-Center, Inc.* (Commercial Services)	560	10,870
Republic Services, Inc. (Environmental Control)	1,260	40,257
RF Micro Devices, Inc.* (Telecommunications)	1,960	13,602
RPM, Inc. (Chemicals)	2,240	52,662
Ruddick Corp. (Food)	700	19,460
Saks, Inc. (Retail)	2,590	47,941
SCANA Corp. (Electric)	2,170	81,115
Scholastic Corp.* (Media)	490	15,768

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Semtech Corp.* (Semiconductors)	700	$11,375
Sensient Technologies Corp. (Chemicals)	840	21,336
Sequa Corp.—Class A* (Aerospace/Defense)	140	23,114
Sierra Pacific Resources* (Electric)	4,130	65,626
Smithfield Foods, Inc.* (Food)	2,170	67,400
Sonoco Products Co. (Packaging & Containers)	1,820	66,739
Sotheby’s (Commercial Services)	700	29,925
SPX Corp. (Miscellaneous Manufacturing)	630	59,138
StanCorp Financial Group, Inc. (Insurance)	420	19,723
STERIS Corp. (Healthcare—Products)	490	13,402
SVB Financial Group* (Banks)	280	14,750
Sybase, Inc.* (Software)	910	21,585
Synopsys, Inc.* (Computers)	1,400	34,244
TCF Financial Corp. (Banks)	1,050	25,820
Tech Data Corp.* (Distribution/Wholesale)	980	36,721
Teleflex, Inc. (Miscellaneous Manufacturing)	420	32,101
Telephone & Data Systems, Inc. (Telecommunications)	1,960	130,144
The Brink’s Co. (Miscellaneous Manufacturing)	420	25,683
The Colonial BancGroup, Inc. (Banks)	2,870	62,595
The Commerce Group, Inc. (Insurance)	490	14,078
The Macerich Co. (REIT)	1,330	97,289
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	420	17,216
The Warnaco Group, Inc.* (Apparel)	350	12,639
Thomas & Betts Corp.* (Electronics)	700	43,260
Tidewater, Inc. (Oil & Gas Services)	1,050	71,841
Timken Co. (Metal Fabricate/Hardware)	1,750	58,450
Tootsie Roll Industries, Inc. (Food)	280	7,008
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,470	56,198
TriQuint Semiconductor, Inc.* (Semiconductors)	2,520	11,138
Tupperware Corp. (Household Products/Wares)	1,120	29,131
UDR, Inc. (REIT)	2,520	58,187
United Rentals, Inc.* (Commercial Services)	1,260	40,496
Unitrin, Inc. (Insurance)	770	32,633
Universal Corp. (Agriculture)	490	27,053
UTStarcom, Inc.* (Telecommunications)	770	2,479
Valeant Pharmaceuticals International (Pharmaceuticals)	1,750	27,458
Valspar Corp. (Chemicals)	980	27,038
ValueClick, Inc.* (Internet)	980	20,952
Varian, Inc.* (Electronics)	210	12,629
VCA Antech, Inc.* (Pharmaceuticals)	770	30,292
Vectren Corp. (Gas)	1,400	34,958
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,400	45,220
Vishay Intertechnology, Inc.* (Electronics)	3,430	53,199
Washington Federal, Inc. (Savings & Loans)	1,610	36,273
Washington Post Co.—Class B (Media)	70	55,353
Webster Financial Corp. (Banks)	1,050	45,633
Weingarten Realty Investors (REIT)	1,400	51,254
WellCare Health Plans, Inc.* (Healthcare—Services)	210	21,265
Werner Enterprises, Inc. (Transportation)	910	17,690
Westamerica Bancorp (Banks)	280	11,460
Westar Energy, Inc. (Electric)	1,610	37,062
WGL Holdings, Inc. (Gas)	910	27,245
Wilmington Trust Corp. (Banks)	1,260	49,064
Wind River Systems, Inc.* (Software)	980	9,369
Wisconsin Energy Corp. (Electric)	2,170	93,158

Common Stocks, continued
	Shares	Value
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,330	$27,531
YRC Worldwide, Inc.* (Transportation)	1,050	33,726

TOTAL COMMON STOCKS (Cost $7,051,713)		10,441,498

Repurchase Agreements (1.2%)
	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $124,018 (Collateralized by $128,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $127,254)	$124,000	124,000

TOTAL REPURCHASE AGREEMENTS (Cost $124,000)		124,000

TOTAL INVESTMENT SECURITIES (Cost $7,175,713)—100.3%		10,565,498
Net other assets (liabilities)—(0.3%)		(32,487)

NET ASSETS—100.0%		$10,533,011

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $171,520)	2	$(10,745)

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Aerospace/Defense	0.4%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.7%
Auto Parts & Equipment	1.8%
Banks	4.4%
Beverages	0.3%
Biotechnology	1.2%
Building Materials	0.7%
Chemicals	6.6%
Coal	0.5%
Commercial Services	3.9%
Computers	2.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.1%
Electric	10.1%
Electrical Components & Equipment	0.6%
Electronics	2.9%
Engineering & Construction	1.1%
Environmental Control	0.4%
Food	1.7%
Forest Products & Paper	1.4%
Gas	2.1%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Hand/Machine Tools	0.8%
Healthcare—Products	2.0%
Healthcare—Services	0.9%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Insurance	5.7%
Internet	1.1%
Iron/Steel	0.8%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.6%
Machinery—Diversified	1.1%
Media	1.2%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	3.9%
Office Furnishings	0.4%
Oil & Gas	2.8%
Oil & Gas Services	2.3%
Packaging & Containers	1.0%
Pharmaceuticals	1.0%
Pipelines	0.6%
REIT	6.3%
Retail	3.4%
Savings & Loans	1.2%
Semiconductors	4.2%
Software	1.4%
Telecommunications	4.0%
Textiles	0.3%
Transportation	1.9%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.9%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (99.0%)
	Shares	Value
99 Cents Only Stores* (Retail)	1,989	$24,206
ACI Worldwide, Inc.* (Software)	1,105	33,736
Activision, Inc.* (Software)	10,829	185,284
ADTRAN, Inc. (Telecommunications)	1,105	28,829
Advance Auto Parts, Inc. (Retail)	4,641	161,368
Advent Software, Inc.* (Software)	442	16,809
Aeropostale, Inc.* (Retail)	2,210	84,157
Affymetrix, Inc.* (Biotechnology)	2,873	70,044
Airgas, Inc. (Chemicals)	1,989	92,886
AirTran Holdings, Inc.* (Airlines)	3,978	39,144
Albemarle Corp. (Chemicals)	2,210	88,908
Alberto-Culver Co. (Cosmetics/Personal Care)	1,768	41,583
Alliance Data Systems Corp.* (Commercial Services)	2,873	220,646
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,326	131,420
American Eagle Outfitters, Inc. (Retail)	8,619	209,097
Ametek, Inc. (Electrical Components & Equipment)	4,641	181,092
Amphenol Corp.—Class A (Electronics)	7,514	257,430
AnnTaylor Stores Corp.* (Retail)	1,768	55,551
Applebee’s International, Inc. (Retail)	3,094	76,112
Apria Healthcare Group, Inc.* (Healthcare—Services)	1,768	46,357
Aqua America, Inc. (Water)	2,873	62,861
Arch Coal, Inc. (Coal)	1,989	59,451
Arthur J. Gallagher & Co. (Insurance)	2,431	67,047
Atmel Corp.* (Semiconductors)	5,083	27,397
Avocent Corp.* (Internet)	884	24,177
Barnes & Noble, Inc. (Retail)	884	29,658
Beckman Coulter, Inc. (Healthcare—Products)	1,989	140,861
Bill Barrett Corp.* (Oil & Gas)	663	22,754
Blyth, Inc. (Household Products/Wares)	663	14,798
Boyd Gaming Corp. (Lodging)	884	38,984
Brinker International, Inc. (Retail)	5,304	142,890
Broadridge Financial Solutions, Inc. (Software)	3,315	58,311
Brown & Brown, Inc. (Insurance)	4,862	124,953
Cadence Design Systems, Inc.* (Computers)	3,978	85,129
Cameron International Corp.* (Oil & Gas Services)	2,652	206,856
Career Education Corp.* (Commercial Services)	3,978	118,067
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,326	60,041
Carmax, Inc.* (Retail)	5,304	126,925
Carpenter Technology Corp. (Iron/Steel)	442	52,461
Catalina Marketing Corp. (Advertising)	1,547	46,704
Cathay Bancorp, Inc. (Banks)	1,105	33,824
CBRL Group, Inc. (Retail)	884	33,972
CDW Corp.* (Distribution/Wholesale)	2,652	223,219
Cephalon, Inc.* (Pharmaceuticals)	2,652	199,271
Ceridian Corp.* (Computers)	2,431	82,411
Cerner Corp.* (Software)	2,873	151,896
Charles River Laboratories International, Inc.* (Biotechnology)	1,768	90,486
Charming Shoppes, Inc.* (Retail)	2,431	24,018
CheckFree Corp.* (Internet)	1,547	56,991
Cheesecake Factory, Inc.* (Retail)	3,315	81,615
Chico’s FAS, Inc.* (Retail)	7,514	145,471
Choicepoint, Inc.* (Commercial Services)	3,536	136,985
Church & Dwight, Inc. (Household Products/Wares)	2,873	140,949
Cimarex Energy Co. (Oil & Gas)	2,210	83,649
Cincinnati Bell, Inc.* (Telecommunications)	4,641	23,948
City National Corp. (Banks)	884	62,578
Coldwater Creek, Inc.* (Retail)	1,547	30,460
Commercial Metals Co. (Metal Fabricate/Hardware)	5,083	156,760
Commscope, Inc.* (Telecommunications)	663	36,087
Community Health Systems, Inc.* (Healthcare—Services)	4,199	163,341

Common Stocks, continued
	Shares	Value
Copart, Inc.* (Retail)	3,094	$87,065
Corinthian Colleges, Inc.* (Commercial Services)	3,757	50,607
Covance, Inc.* (Healthcare—Services)	2,652	187,152
Crane Co. (Miscellaneous Manufacturing)	663	30,405
Cree Research, Inc.* (Semiconductors)	3,315	84,930
CSG Systems International, Inc.* (Software)	1,989	49,765
Cullen/Frost Bankers, Inc. (Banks)	884	43,908
Cypress Semiconductor Corp.* (Semiconductors)	1,768	44,306
CYTYC Corp.* (Healthcare—Products)	4,862	204,690
Denbury Resources, Inc.* (Oil & Gas)	5,083	203,320
DENTSPLY International, Inc. (Healthcare—Products)	6,630	241,929
DeVry, Inc. (Commercial Services)	2,652	85,925
Dick’s Sporting Goods, Inc.* (Retail)	1,547	86,988
Diebold, Inc. (Computers)	1,547	78,386
Digital River, Inc.* (Internet)	1,105	49,736
Dollar Tree Stores, Inc.* (Retail)	4,420	169,109
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,094	112,591
DRS Technologies, Inc. (Aerospace/Defense)	663	34,715
DST Systems, Inc.* (Computers)	2,431	184,440
Dun & Bradstreet Corp. (Software)	2,652	259,260
Eaton Vance Corp. (Diversified Financial Services)	5,525	231,277
Edwards Lifesciences Corp.* (Healthcare—Products)	2,431	111,729
Encore Acquisition Co.* (Oil & Gas)	1,547	40,021
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,525	187,905
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,431	245,288
Entercom Communications Corp. (Media)	1,105	24,951
Equitable Resources, Inc. (Pipelines)	5,304	249,871
Everest Re Group, Ltd.ADR (Insurance)	2,873	282,272
Expeditors International of Washington, Inc. (Transportation)	9,282	414,720
F5 Networks, Inc.* (Internet)	884	76,634
Fair Isaac Corp. (Software)	2,431	95,441
Fastenal Co. (Distribution/Wholesale)	5,304	239,051
First Community Bancorp (Banks)	442	22,197
Florida Rock Industries, Inc. (Building Materials)	1,326	84,214
Flowserve Corp. (Machinery—Diversified)	1,326	95,830
FMC Technologies, Inc.* (Oil & Gas Services)	2,873	262,937
Frontier Oil Corp. (Oil & Gas)	4,641	179,746
GameStop Corp.—Class A* (Retail)	6,630	267,520
Gartner Group, Inc.* (Commercial Services)	1,326	27,753
Gen-Probe, Inc.* (Healthcare—Products)	2,210	139,252
Gentex Corp. (Electronics)	4,420	87,251
Global Payments, Inc. (Software)	3,094	115,716
Graco, Inc. (Machinery—Diversified)	2,873	117,908
Granite Construction, Inc. (Engineering & Construction)	663	43,088
Grant Prideco, Inc.* (Oil & Gas Services)	3,094	173,573
Hanesbrands, Inc.* (Apparel)	1,547	47,972
Hansen Natural Corp.* (Beverages)	2,652	107,539
Harris Corp. (Telecommunications)	3,978	218,313
Harte-Hanks, Inc. (Advertising)	1,989	46,841
HCC Insurance Holdings, Inc. (Insurance)	4,862	142,359
Health Management Associates, Inc.—Class A (Healthcare—Services)	10,387	83,719
Health Net, Inc.* (Healthcare—Services)	3,315	164,225
Helmerich & Payne, Inc. (Oil & Gas)	1,547	50,076
Henry Schein, Inc.* (Healthcare—Products)	3,757	204,155
Herman Miller, Inc. (Office Furnishings)	1,326	40,483
Hillenbrand Industries, Inc. (Healthcare—Products)	884	55,727

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
HNI Corp. (Office Furnishings)	884	$36,094
Hormel Foods Corp. (Food)	1,768	60,855
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,547	20,482
Imation Corp. (Computers)	442	13,826
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,768	38,896
Integrated Device Technology, Inc.* (Semiconductors)	1,989	32,361
International Rectifier Corp.* (Semiconductors)	1,547	56,790
International Speedway Corp. (Entertainment)	1,547	74,086
Intuitive Surgical, Inc.* (Healthcare—Products)	884	187,947
Invitrogen Corp.* (Biotechnology)	1,989	142,810
ITT Educational Services, Inc.* (Commercial Services)	1,326	140,105
J.B. Hunt Transport Services, Inc.(Transportation)	2,431	67,898
Jack Henry & Associates, Inc. (Computers)	3,315	79,626
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,304	326,886
Jefferies Group, Inc. (Diversified Financial Services)	2,431	63,862
JetBlue Airways Corp.* (Airlines)	3,315	32,653
John Wiley & Sons, Inc. (Media)	1,989	84,115
Joy Global, Inc. (Machinery—Construction & Mining)	2,210	109,373
KBR, Inc.* (Engineering & Construction)	1,547	49,643
Kindred Healthcare, Inc.* (Healthcare—Services)	663	17,755
Korn/Ferry International* (Commercial Services)	442	10,444
Kyphon, Inc.* (Healthcare—Products)	1,326	87,012
Lam Research Corp.* (Semiconductors)	3,094	178,957
Lattice Semiconductor Corp.* (Semiconductors)	1,105	5,227
Leucadia National Corp. (Holding Companies—Diversified)	7,072	265,907
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,547	45,714
Lincare Holdings, Inc.* (Healthcare—Services)	3,978	141,975
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	884	63,639
M.D.C. Holdings, Inc. (Home Builders)	884	40,664
Macrovision Corp.* (Entertainment)	2,210	52,554
Martin Marietta Materials (Building Materials)	884	121,108
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,326	50,733
McAfee, Inc.* (Internet)	6,851	245,677
MDU Resources Group, Inc. (Electric)	2,873	78,318
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,431	69,356
Mentor Graphics Corp.* (Computers)	1,547	18,579
Micrel, Inc. (Semiconductors)	884	9,149
Microchip Technology, Inc. (Semiconductors)	5,083	184,564
Millennium Pharmaceuticals, Inc.* (Biotechnology)	4,420	44,598
Mine Safety Appliances Co. (Environmental Control)	1,326	60,532
Minerals Technologies, Inc. (Chemicals)	221	14,292
Mohawk Industries, Inc.* (Textiles)	1,326	119,353
Moneygram International, Inc. (Software)	1,547	39,588
MSC Industrial Direct Co.—Class A (Retail)	1,326	66,685
National Instruments Corp. (Computers)	1,326	42,896
Navigant Consulting Co.* (Commercial Services)	1,105	17,404
NBTY, Inc.* (Pharmaceuticals)	2,431	105,846
Netflix, Inc.* (Internet)	884	15,231
NeuStar, Inc.* (Telecommunications)	1,326	38,242
New York Community Bancorp (Savings & Loans)	5,967	96,844
Newfield Exploration Co.* (Oil & Gas)	5,525	265,476
Noble Energy, Inc. (Oil & Gas)	5,525	337,798
Nordson Corp. (Machinery—Diversified)	442	20,226
Nuveen Investments—Class A (Diversified Financial Services)	3,315	202,679

Common Stocks, continued
	Shares	Value
NVR, Inc.* (Home Builders)	221	$127,844
O’Reilly Automotive, Inc.* (Retail)	4,862	161,953
Omnicare, Inc. (Pharmaceuticals)	3,315	109,925
Oshkosh Truck Corp. (Auto Manufacturers)	3,094	177,132
Pacific Sunwear of California, Inc.* (Retail)	3,094	55,754
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,547	36,648
Parametric Technology Corp.* (Software)	1,326	23,377
Patterson-UTI Energy, Inc. (Oil & Gas)	6,851	156,888
Payless ShoeSource, Inc.* (Retail)	1,105	29,415
PDL BioPharma, Inc.* (Biotechnology)	2,431	57,104
Petsmart, Inc. (Retail)	5,746	185,768
Pharmaceutical Product Development, Inc. (Commercial Services)	4,420	148,070
Phillips-Van Heusen Corp. (Apparel)	884	46,021
Pioneer Natural Resources Co. (Oil & Gas)	5,304	241,332
Plains Exploration & Production Co.* (Oil & Gas)	1,547	66,846
Plantronics, Inc. (Telecommunications)	1,989	55,732
PMI Group, Inc. (Insurance)	1,768	60,236
Pogo Producing Co. (Oil & Gas)	2,431	129,475
Polycom, Inc.* (Telecommunications)	1,989	61,599
Pride International, Inc.* (Oil & Gas)	2,210	77,461
Psychiatric Solutions, Inc.* (Healthcare—Services)	884	30,136
Quanta Services, Inc.* (Commercial Services)	1,326	37,698
Quicksilver Resources, Inc.* (Oil & Gas)	2,431	102,394
Radian Group, Inc. (Insurance)	2,210	74,499
Raymond James Financial Corp. (Diversified Financial Services)	1,768	54,225
Regis Corp. (Retail)	1,105	38,520
Reliance Steel & Aluminum Co. (Iron/Steel)	1,105	58,057
Rent-A-Center, Inc.* (Commercial Services)	1,768	34,317
Republic Services, Inc. (Environmental Control)	4,199	134,158
ResMed, Inc.* (Healthcare—Products)	3,315	142,479
RF Micro Devices, Inc.* (Telecommunications)	3,757	26,074
Rollins, Inc. (Commercial Services)	1,326	31,559
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,757	225,345
Ross Stores, Inc. (Retail)	5,967	172,625
Ruby Tuesday, Inc. (Retail)	2,431	54,090
Scientific Games Corp.—Class A* (Entertainment)	2,873	98,573
SEI Investments Co. (Software)	5,304	144,587
Semtech Corp.* (Semiconductors)	1,547	25,139
Sepracor, Inc.* (Pharmaceuticals)	4,641	130,551
Silicon Laboratories, Inc.* (Semiconductors)	2,431	84,672
Sotheby’s (Commercial Services)	884	37,791
Southwestern Energy Co.* (Oil & Gas)	7,293	296,315
SPX Corp. (Miscellaneous Manufacturing)	1,105	103,726
SRA International, Inc.—Class A* (Computers)	1,768	42,114
StanCorp Financial Group, Inc. (Insurance)	1,326	62,269
Steel Dynamics, Inc. (Iron/Steel)	3,978	166,798
Stericycle, Inc.* (Environmental Control)	3,978	190,705
STERIS Corp. (Healthcare—Products)	1,768	48,355
Strayer Education, Inc. (Commercial Services)	663	100,464
Superior Energy Services, Inc.* (Oil & Gas Services)	3,315	133,661
SVB Financial Group* (Banks)	663	34,927
Sybase, Inc.* (Software)	1,768	41,937
Synopsys, Inc.* (Computers)	2,873	70,274
TCF Financial Corp. (Banks)	2,431	59,778
Techne Corp.* (Healthcare—Products)	1,768	99,468

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Teleflex, Inc. (Miscellaneous Manufacturing)	663	$50,673
The Brink’s Co. (Miscellaneous Manufacturing)	1,105	67,571
The Commerce Group, Inc. (Insurance)	884	25,397
The Corporate Executive Board Co. (Commercial Services)	1,768	119,199
The Ryland Group, Inc. (Home Builders)	1,768	58,786
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	884	36,235
The Timberland Co.—Class A* (Apparel)	2,210	52,532
The Warnaco Group, Inc.* (Apparel)	1,105	39,902
Thomas & Betts Corp.* (Electronics)	663	40,973
Thor Industries, Inc. (Home Builders)	1,547	63,458
Toll Brothers, Inc.* (Home Builders)	5,525	121,163
Tootsie Roll Industries, Inc. (Food)	663	16,595
Universal Health Services, Inc.—Class B (Healthcare—Services)	2,431	127,482
Urban Outfitters, Inc.* (Retail)	4,862	97,532
UTStarcom, Inc.* (Telecommunications)	2,873	9,251
Valassis Communications, Inc.* (Commercial Services)	1,989	23,609
Valspar Corp. (Chemicals)	2,210	60,974
ValueClick, Inc.* (Internet)	1,989	42,525
Varian, Inc.* (Electronics)	884	53,164
VCA Antech, Inc.* (Pharmaceuticals)	1,768	69,553
Ventana Medical Systems, Inc.* (Healthcare—Products)	1,326	110,509
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,210	71,383
W.R. Berkley Corp. (Insurance)	7,293	214,560
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,536	89,143
Washington Post Co.—Class B (Media)	221	174,756
WellCare Health Plans, Inc.* (Healthcare—Services)	884	89,514
Westamerica Bancorp (Banks)	663	27,137
Western Digital Corp.* (Computers)	9,503	202,889
Williams Sonoma, Inc. (Retail)	4,862	149,701
Wind River Systems, Inc.* (Software)	884	8,451
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	3,094	112,096

TOTAL COMMON STOCKS (Cost $21,328,085)		25,196,599

Repurchase Agreements (1.9%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $486,070 (Collateralized by $499,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $496,091)	$486,000	$486,000

TOTAL REPURCHASE AGREEMENTS (Cost $486,000)		486,000

TOTAL INVESTMENT SECURITIES (Cost $21,814,085)—100.9%		25,682,599
Net other assets (liabilities)—(0.9%)		(224,304)

NET ASSETS—100.0%		$25,458,295

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $171,520)	2	$(10,745)

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.4%
Aerospace/Defense	0.6%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.7%
Banks	1.0%
Beverages	0.4%
Biotechnology	2.0%
Building Materials	0.8%
Chemicals	1.1%
Coal	0.2%
Commercial Services	5.2%
Computers	3.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.8%
Diversified Financial Services	2.8%
Electric	0.3%
Electrical Components & Equipment	1.7%
Electronics	1.7%
Engineering & Construction	1.7%
Entertainment	0.9%
Environmental Control	1.5%
Food	0.3%
Hand/Machine Tools	0.3%
Healthcare—Products	6.9%
Healthcare—Services	4.3%
Holding Companies—Diversified	1.0%
Home Builders	1.8%
Household Products/Wares	0.8%
Insurance	4.1%
Internet	2.1%
Iron/Steel	1.1%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.4%
Media	1.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.3%
Oil & Gas	8.8%
Oil & Gas Services	3.0%
Pharmaceuticals	3.5%
Pipelines	1.0%
Retail	11.1%
Savings & Loans	0.4%
Semiconductors	2.7%
Software	4.9%
Telecommunications	1.9%
Textiles	0.5%
Transportation	1.9%
Water	0.2%
Other**	1.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (97.2%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	280	$4,480
A.M. Castle & Co. (Metal Fabricate/Hardware)	245	8,090
AAR Corp.* (Aerospace/Defense)	770	22,969
Aaron Rents, Inc. (Commercial Services)	420	9,710
ABM Industries, Inc. (Commercial Services)	910	22,896
Acadia Realty Trust (REIT)	665	15,315
Actel Corp.* (Semiconductors)	385	4,543
Acuity Brands, Inc. (Miscellaneous Manufacturing)	525	31,027
Adaptec, Inc.* (Telecommunications)	2,415	8,453
Administaff, Inc. (Commercial Services)	315	10,301
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	735	13,017
Aeroflex, Inc.* (Telecommunications)	700	9,821
Agilysys, Inc. (Computers)	630	12,102
Alabama National BanCorp. (Banks)	175	9,340
Albany International Corp.—Class A (Machinery—Diversified)	595	22,301
ALLETE, Inc. (Electric)	630	27,619
Alliance One International, Inc.* (Agriculture)	1,820	15,743
Allscripts Healthcare Solutions, Inc.* (Software)	560	12,740
Alpharma, Inc.—Class A (Pharmaceuticals)	875	21,691
AMCOL International Corp. (Mining)	455	13,027
American States Water Co. (Water)	350	12,911
AMERIGROUP Corp.* (Healthcare—Services)	665	18,407
Analogic Corp. (Electronics)	280	18,589
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	175	3,911
Angelica Corp. (Textiles)	210	4,584
Anixter International, Inc.* (Telecommunications)	700	57,855
Ansoft Corp.* (Computers)	70	1,770
Apogee Enterprises, Inc. (Building Materials)	595	15,327
Applied Industrial Technologies, Inc. (Machinery—Diversified)	770	21,860
Applied Signal Technology, Inc. (Telecommunications)	245	3,567
AptarGroup, Inc. (Miscellaneous Manufacturing)	630	22,932
Arbitron, Inc. (Commercial Services)	280	13,944
Arch Chemicals, Inc. (Chemicals)	490	17,336
Arctic Cat, Inc. (Leisure Time)	245	4,439
Arkansas Best Corp. (Transportation)	525	18,916
ArQule, Inc.* (Biotechnology)	385	2,187
Arris Group, Inc.* (Telecommunications)	1,750	25,935
Ashworth, Inc.* (Apparel)	315	2,224
Astec Industries, Inc.* (Machinery—Construction & Mining)	280	14,608
ATMI, Inc.* (Semiconductors)	490	14,200
Atmos Energy Corp. (Gas)	1,785	50,105
Atwood Oceanics, Inc.* (Oil & Gas)	315	21,609
Audiovox Corp.—Class A* (Telecommunications)	385	3,896
Authorize.Net Holdings, Inc.* (Internet)	350	6,066
Avid Technology, Inc.* (Software)	595	19,099
Avista Corp. (Electric)	1,085	21,505
Axcelis Technologies, Inc.* (Semiconductors)	2,100	11,655
Baldor Electric Co. (Hand/Machine Tools)	805	36,740
Bank Mutual Corp. (Banks)	1,260	13,230
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	945	8,288
BankUnited Financial Corp.—Class A (Savings & Loans)	385	6,483
Barnes Group, Inc. (Miscellaneous Manufacturing)	805	25,116
Bassett Furniture Industries, Inc. (Home Furnishings)	245	3,202

Common Stocks, continued
	Shares	Value
Bel Fuse, Inc.—Class B (Electronics)	175	$5,292
Belden, Inc. (Electrical Components & Equipment)	910	49,850
Bell Microproducts, Inc.* (Distribution/Wholesale)	630	3,956
Benchmark Electronics, Inc.* (Electronics)	1,330	29,526
Big 5 Sporting Goods Corp. (Retail)	315	6,732
Black Box Corp. (Telecommunications)	350	14,087
Blue Coat Systems, Inc.* (Internet)	210	10,233
Blue Nile, Inc.* (Internet)	210	15,878
Boston Private Financial Holdings, Inc. (Banks)	350	8,922
Bowne & Co., Inc. (Commercial Services)	595	10,317
Brady Corp.—Class A (Electronics)	630	22,044
Briggs & Stratton Corp. (Machinery—Diversified)	1,015	28,785
Brightpoint, Inc.* (Distribution/Wholesale)	1,050	13,786
Bristow Group, Inc.* (Transportation)	245	11,620
Brookline Bancorp, Inc. (Savings & Loans)	1,260	12,940
Brooks Automation, Inc.* (Semiconductors)	1,540	27,058
Brown Shoe Co., Inc. (Retail)	560	11,726
Brush Engineered Materials, Inc.* (Mining)	315	11,929
Buckeye Technologies, Inc.* (Forest Products & Paper)	770	11,804
Building Materials Holding Corp. (Distribution/Wholesale)	595	8,265
C&D Technologies, Inc.* (Electrical Components & Equipment)	525	2,531
C-COR, Inc.* (Telecommunications)	770	10,356
California Pizza Kitchen, Inc.* (Retail)	210	3,986
Cambrex Corp. (Biotechnology)	560	7,650
Captaris, Inc.* (Software)	385	1,975
Caraustar Industries, Inc.* (Forest Products & Paper)	595	2,868
Cascade Corp. (Machinery—Diversified)	140	9,491
Casey’s General Stores, Inc. (Retail)	1,050	26,176
Cash America International, Inc. (Retail)	210	7,690
Catapult Communications Corp.* (Computers)	105	895
CDI Corp. (Commercial Services)	280	7,921
Centene Corp.* (Healthcare—Services)	455	9,833
Central Garden & Pet Co.—Class A* (Household Products/Wares)	980	11,995
Central Pacific Financial Corp. (Banks)	630	17,772
Central Vermont Public Service Corp. (Electric)	210	7,140
Century Aluminum Co.* (Mining)	595	30,666
CH Energy Group, Inc. (Electric)	280	12,418
Champion Enterprises, Inc.* (Home Builders)	1,575	18,459
Charlotte Russe Holding, Inc.* (Retail)	140	2,488
Chattem, Inc.* (Cosmetics/Personal Care)	140	7,862
Checkpoint Systems, Inc.* (Electronics)	455	10,497
Chemed Corp. (Commercial Services)	525	33,222
Chesapeake Corp. (Packaging & Containers)	420	4,683
Chittenden Corp. (Banks)	945	31,610
Ciber, Inc.* (Computers)	1,120	8,501
CKE Restaurants, Inc. (Retail)	1,435	24,811
Clarcor, Inc. (Miscellaneous Manufacturing)	420	14,612
CLECO Corp. (Electric)	1,190	28,262
Coachmen Industries, Inc. (Home Builders)	315	2,514
Cognex Corp. (Machinery—Diversified)	910	19,137
Coherent, Inc.* (Electronics)	630	18,238
Cohu, Inc. (Semiconductors)	455	9,095
Colonial Properties Trust (REIT)	945	32,688
Community Bank System, Inc. (Banks)	630	11,334
Concur Technologies, Inc.* (Software)	350	8,351
CONMED Corp.* (Healthcare—Products)	385	10,741
Consolidated Graphics, Inc.* (Commercial Services)	245	16,148

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Corn Products International, Inc. (Food)	945	$42,166
Corus Bankshares, Inc. (Banks)	490	7,967
Cost Plus, Inc.* (Retail)	455	3,226
CPI Corp. (Commercial Services)	105	6,168
Cross Country Healthcare, Inc.* (Commercial Services)	175	2,865
CryoLife, Inc.* (Biotechnology)	350	3,343
CT Communications, Inc. (Telecommunications)	315	9,655
CTS Corp. (Electronics)	735	9,364
Cubic Corp. (Electronics)	140	3,854
Cyberonics, Inc.* (Healthcare—Products)	175	2,450
Cymer, Inc.* (Electronics)	455	19,451
Datascope Corp. (Healthcare—Products)	245	8,430
Delphi Financial Group, Inc.—Class A (Insurance)	385	15,465
Deltic Timber Corp. (Forest Products & Paper)	140	7,279
Digi International, Inc.* (Software)	525	7,497
Dime Community Bancshares, Inc. (Savings & Loans)	560	6,266
Ditech Networks, Inc.* (Telecommunications)	490	3,655
DJO, Inc.* (Healthcare—Products)	175	8,309
Downey Financial Corp. (Savings & Loans)	385	20,478
Drill-Quip, Inc.* (Oil & Gas Services)	210	10,078
DSP Group, Inc.* (Semiconductors)	210	3,742
EastGroup Properties, Inc. (REIT)	490	20,208
EDO Corp. (Aerospace/Defense)	140	4,627
EGL, Inc.* (Transportation)	665	31,368
El Paso Electric Co.* (Electric)	595	13,846
Electro Scientific Industries, Inc.* (Electronics)	595	13,060
EMCOR Group, Inc.* (Engineering & Construction)	1,330	47,747
Energen Corp. (Gas)	560	29,630
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	175	6,892
Entertainment Properties Trust (REIT)	560	24,948
Enzo Biochem, Inc.* (Biotechnology)	350	4,473
Epicor Software Corp.* (Software)	490	6,399
Essex Property Trust, Inc. (REIT)	280	30,122
Esterline Technologies Corp.* (Aerospace/Defense)	350	16,201
Ethan Allen Interiors, Inc. (Home Furnishings)	665	22,716
Exar Corp.* (Semiconductors)	770	10,880
FEI Co.* (Electronics)	280	8,030
Financial Federal Corp. (Diversified Financial Services)	560	15,876
First BanCorp. (Banks)	1,680	15,456
First Cash Financial Services, Inc.* (Retail)	140	3,051
First Commonwealth Financial Corp. (Banks)	1,295	12,277
First Financial Bancorp (Banks)	665	8,133
First Indiana Corp. (Banks)	280	8,778
First Midwest Bancorp, Inc. (Banks)	665	21,872
First Republic Bank (Banks)	385	21,079
FirstFed Financial Corp.* (Savings & Loans)	175	7,910
Flagstar Bancorp, Inc. (Savings & Loans)	805	8,614
Fleetwood Enterprises, Inc.* (Home Builders)	1,330	12,582
Flowers Foods, Inc. (Food)	1,575	32,287
Fred’s, Inc. (Retail)	840	9,971
Fremont General Corp. (Banks)	1,400	8,078
Frontier Airlines Holdings, Inc.* (Airlines)	770	4,081
Frontier Financial Corp. (Banks)	350	7,497
Fuller (H.B.) Co. (Chemicals)	1,225	33,847
G & K Services, Inc. (Textiles)	455	16,953

Common Stocks, continued
	Shares	Value
Gardner Denver, Inc.* (Machinery—Diversified)	490	$20,379
GenCorp, Inc.* (Aerospace/Defense)	595	7,033
Genesco, Inc.* (Retail)	105	5,308
Gentiva Health Services, Inc.* (Healthcare—Services)	560	11,183
Georgia Gulf Corp. (Chemicals)	700	11,333
Gerber Scientific, Inc.* (Machinery—Diversified)	490	5,086
Gevity HR, Inc. (Commercial Services)	525	7,891
Gibraltar Industries, Inc. (Iron/Steel)	595	11,489
Glacier Bancorp, Inc. (Banks)	455	8,668
Griffon Corp.* (Miscellaneous Manufacturing)	245	4,305
Group 1 Automotive, Inc. (Retail)	490	18,385
Haemonetics Corp.* (Healthcare—Products)	210	10,378
Hanmi Financial Corp. (Banks)	385	5,583
Harmonic, Inc.* (Telecommunications)	1,120	9,934
Haverty Furniture Cos., Inc. (Retail)	455	5,073
Healthcare Services Group, Inc. (Commercial Services)	210	5,821
Heidrick & Struggles International, Inc.* (Commercial Services)	280	15,047
Hooper Holmes, Inc.* (Commercial Services)	1,400	3,668
Hub Group, Inc.—Class A* (Transportation)	525	17,860
Hutchinson Technology, Inc.* (Computers)	245	4,915
Iconix Brand Group, Inc.* (Apparel)	805	15,923
IDEX Corp. (Machinery—Diversified)	945	34,218
IHOP Corp. (Retail)	175	11,415
Independent Bank Corp. Michigan (Banks)	210	2,545
Informatica Corp.* (Software)	1,050	14,637
Infospace, Inc. (Internet)	630	13,117
Inland Real Estate Corp. (REIT)	1,400	21,168
Input/Output, Inc.* (Oil & Gas Services)	1,050	14,962
Insight Enterprises, Inc.* (Retail)	1,015	22,898
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	315	5,204
Inter-Tel, Inc. (Software)	455	11,293
Interface, Inc.—Class A (Office Furnishings)	770	14,191
Intevac, Inc.* (Machinery—Diversified)	315	5,119
Invacare Corp. (Healthcare—Products)	665	13,666
inVentiv Health, Inc.* (Advertising)	420	14,902
Irwin Financial Corp. (Banks)	385	4,512
J & J Snack Foods Corp. (Food)	140	4,823
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	560	13,278
JDA Software Group, Inc.* (Software)	385	8,705
Jo-Ann Stores, Inc.* (Retail)	490	11,667
K2, Inc.* (Leisure Time)	1,015	14,829
Kaman Corp. (Aerospace/Defense)	490	16,410
Kansas City Southern Industries, Inc.* (Transportation)	1,575	54,353
Kaydon Corp. (Metal Fabricate/Hardware)	350	18,623
Keithley Instruments, Inc. (Electronics)	280	3,024
Kellwood Co. (Apparel)	525	13,461
Kendle International, Inc.* (Commercial Services)	140	5,173
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	140	6,546
Kilroy Realty Corp. (REIT)	455	29,316
Kite Realty Group Trust (REIT)	595	9,496
Kopin Corp.* (Semiconductors)	945	3,600
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,190	11,138
La-Z-Boy, Inc. (Home Furnishings)	1,050	10,510
Labor Ready, Inc.* (Commercial Services)	595	14,018

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
LaBranche & Co., Inc.* (Diversified Financial Services)	1,085	$7,020
Laclede Group, Inc. (Gas)	455	13,445
Lance, Inc. (Food)	630	15,870
LandAmerica Financial Group, Inc. (Insurance)	350	26,806
Landry’s Restaurants, Inc. (Retail)	350	9,272
Lawson Products, Inc. (Metal Fabricate/Hardware)	70	2,458
LCA-Vision, Inc. (Healthcare—Products)	245	8,700
Lennox International, Inc. (Building Materials)	1,190	45,577
Lexington Corporate Properties Trust (REIT)	1,400	26,418
Libbey, Inc. (Housewares)	280	5,586
Lindsay Manufacturing Co. (Machinery—Diversified)	105	4,269
Lithia Motors, Inc.—Class A (Retail)	245	5,045
Littelfuse, Inc.* (Electrical Components & Equipment)	280	9,125
Live Nation, Inc.* (Commercial Services)	1,365	27,109
LoJack Corp.* (Electronics)	140	2,985
Longs Drug Stores Corp. (Retail)	595	28,774
LTC Properties, Inc. (REIT)	420	8,429
Lufkin Industries, Inc. (Oil & Gas Services)	175	10,362
Lydall, Inc.* (Miscellaneous Manufacturing)	350	4,043
M/I Schottenstein Homes, Inc. (Home Builders)	245	6,015
MAF Bancorp, Inc. (Savings & Loans)	560	29,411
MagneTek, Inc.* (Electrical Components & Equipment)	385	1,817
Maidenform Brands, Inc.* (Apparel)	175	3,147
Mannatech, Inc. (Pharmaceuticals)	175	1,647
Marcus Corp. (Lodging)	455	8,954
MarineMax, Inc.* (Retail)	210	3,927
Martek Biosciences Corp.* (Biotechnology)	210	5,380
Massey Energy Co. (Coal)	1,645	35,121
Material Sciences Corp.* (Iron/Steel)	245	2,695
Matria Healthcare, Inc.* (Healthcare—Services)	245	6,328
Matrix Service Co.* (Oil & Gas Services)	175	4,041
MAXIMUS, Inc. (Commercial Services)	245	10,239
MedCath Corp.* (Healthcare—Services)	280	8,481
Medical Properties Trust, Inc. (REIT)	840	9,408
Mercury Computer Systems, Inc.* (Computers)	175	1,913
Meridian Bioscience, Inc. (Healthcare—Products)	350	7,816
Mesa Air Group, Inc.* (Airlines)	735	4,888
Methode Electronics, Inc. (Electronics)	770	12,451
MGI Pharma, Inc.* (Pharmaceuticals)	700	17,521
Microsemi Corp.* (Semiconductors)	840	19,580
Mid-America Apartment Communities, Inc. (REIT)	490	22,114
Midas, Inc.* (Commercial Services)	245	4,452
MIVA, Inc.* (Internet)	595	3,838
MKS Instruments, Inc.* (Semiconductors)	770	17,479
Monaco Coach Corp. (Home Builders)	560	7,812
Moog, Inc.—Class A* (Aerospace/Defense)	420	17,984
Movado Group, Inc. (Retail)	245	6,919
MTS Systems Corp. (Computers)	175	7,306
Mueller Industries, Inc. (Metal Fabricate/Hardware)	770	28,398
Myers Industries, Inc. (Miscellaneous Manufacturing)	560	11,978
Napster, Inc.* (Software)	665	1,855
Nash Finch Co. (Food)	280	11,276
NATCO Group, Inc.—Class A* (Oil & Gas Services)	210	9,721
National Presto Industries, Inc. (Housewares)	105	5,896
National Retail Properties, Inc. (REIT)	1,225	26,533
NCI Building Systems, Inc.* (Building Materials)	245	11,848
Neenah Paper, Inc. (Forest Products & Paper)	315	12,200
Network Equipment Technologies, Inc.* (Telecommunications)	385	3,634

Common Stocks, continued
	Shares	Value
New Jersey Resources Corp. (Gas)	560	$26,320
Newport Corp.* (Electronics)	840	10,979
Northwest Natural Gas Co. (Gas)	560	23,335
Novatel Wireless, Inc.* (Telecommunications)	490	10,550
O’Charley’s, Inc. (Retail)	490	8,688
Old Dominion Freight Line, Inc.* (Transportation)	245	7,071
OM Group, Inc.* (Chemicals)	595	28,822
Omnova Solutions, Inc.* (Chemicals)	875	4,953
On Assignment, Inc.* (Commercial Services)	455	4,564
Option Care, Inc. (Healthcare—Services)	105	2,036
Osteotech, Inc.* (Healthcare—Products)	350	2,510
Owens & Minor, Inc. (Distribution/Wholesale)	840	32,298
Oxford Industries, Inc. (Apparel)	175	7,070
Palomar Medical Technologies, Inc.* (Healthcare—Products)	210	6,705
PAREXEL International Corp.* (Commercial Services)	280	11,320
Park Electrochemical Corp. (Electronics)	420	12,453
Parkway Properties, Inc. (REIT)	315	12,783
PC-Tel, Inc.* (Internet)	350	2,860
Peet’s Coffee & Tea, Inc.* (Beverages)	105	2,519
Penford Corp. (Chemicals)	175	6,253
Performance Food Group Co.* (Food)	735	21,065
Pericom Semiconductor Corp.* (Semiconductors)	525	5,607
PharMerica Corp.* (Pharmaceuticals)	315	5,279
Phoenix Technologies, Ltd.* (Software)	315	3,632
Photon Dynamics, Inc.* (Electronics)	350	3,766
Photronics, Inc.* (Semiconductors)	875	12,267
Piedmont Natural Gas Co., Inc. (Gas)	1,540	35,713
Pinnacle Entertainment, Inc.* (Entertainment)	1,155	30,619
Piper Jaffray* (Diversified Financial Services)	385	18,449
Planar Systems, Inc.* (Electronics)	350	2,608
Plexus Corp.* (Electronics)	945	22,916
Polaris Industries, Inc. (Leisure Time)	245	12,093
PolyOne Corp.* (Chemicals)	1,925	14,476
Presidential Life Corp. (Insurance)	455	7,421
ProAssurance Corp.* (Insurance)	245	12,098
Progress Software Corp.* (Software)	350	10,587
Prosperity Bancshares, Inc. (Banks)	210	5,947
Provident Bankshares Corp. (Banks)	665	19,085
PS Business Parks, Inc. (REIT)	175	8,943
PSS World Medical, Inc.* (Healthcare—Products)	875	15,076
Quaker Chemical Corp. (Chemicals)	210	4,561
Quanex Corp. (Metal Fabricate/Hardware)	770	34,696
Radiant Systems, Inc.* (Computers)	525	7,298
Radio One, Inc.—Class D* (Media)	1,575	9,592
RadiSys Corp.* (Computers)	455	5,342
Ralcorp Holdings, Inc.* (Food)	210	10,912
RARE Hospitality International, Inc.* (Retail)	210	5,620
RC2 Corp.* (Toys/Games/Hobbies)	140	4,957
Red Robin Gourmet Burgers, Inc.* (Retail)	175	6,750
Regal-Beloit Corp. (Hand/Machine Tools)	630	31,954
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	560	8,338
RehabCare Group, Inc.* (Healthcare—Services)	350	4,960
Res-Care, Inc.* (Healthcare—Services)	420	8,161
RLI Corp. (Insurance)	140	8,120
Robbins & Myers, Inc. (Machinery—Diversified)	210	11,073
Rock-Tenn Co.—Class A (Forest Products & Paper)	665	20,429
Rogers Corp.* (Electronics)	175	6,325
RTI International Metals, Inc.* (Mining)	280	22,187
Rudolph Technologies, Inc.* (Semiconductors)	315	4,930

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Russ Berrie and Co., Inc.* (Household Products/Wares)	245	$3,771
Ruth’s Chris Steak House, Inc.* (Retail)	175	2,926
Ryerson, Inc. (Iron/Steel)	525	16,847
Safety Insurance Group, Inc. (Insurance)	280	9,324
Savient Pharmaceuticals, Inc.* (Biotechnology)	595	7,045
School Specialty, Inc.* (Retail)	210	7,232
Schulman (A.), Inc. (Chemicals)	490	11,378
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	315	7,191
SCPIE Holdings, Inc.* (Insurance)	210	4,719
SEACOR SMIT, Inc.* (Oil & Gas Services)	280	24,422
Secure Computing Corp.* (Internet)	595	4,701
Select Comfort Corp.* (Retail)	420	6,695
Selective Insurance Group, Inc. (Insurance)	1,190	24,419
Senior Housing Properties Trust (REIT)	1,400	24,192
Shaw Group, Inc.* (Engineering & Construction)	1,645	87,547
SI International, Inc.* (Computers)	210	6,117
Signature Bank* (Banks)	280	8,649
Skechers U.S.A., Inc.—Class A* (Apparel)	210	4,366
Skyline Corp. (Home Builders)	140	3,913
SkyWest, Inc. (Airlines)	1,330	29,672
Skyworks Solutions, Inc.* (Semiconductors)	3,325	26,334
Smith Corp. (Miscellaneous Manufacturing)	455	22,090
Sonic Automotive, Inc. (Retail)	630	17,262
Sonic Solutions* (Electronics)	280	3,130
South Financial Group, Inc. (Banks)	1,540	33,202
South Jersey Industries, Inc. (Gas)	595	19,498
Southern Union Co. (Gas)	1,225	37,828
Southwest Gas Corp. (Gas)	840	26,107
Sovran Self Storage, Inc. (REIT)	420	18,102
Spartan Stores, Inc. (Food)	455	13,318
Spectrum Brands, Inc.* (Household Products/Wares)	770	3,380
Spherion Corp.* (Commercial Services)	1,155	10,199
SPSS, Inc.* (Software)	280	11,491
Stamps.com, Inc.* (Internet)	210	2,405
Standard Microsystems Corp.* (Semiconductors)	245	8,181
Standard Motor Products, Inc. (Auto Parts & Equipment)	245	3,050
Standard Pacific Corp. (Home Builders)	1,330	19,697
Standex International Corp. (Miscellaneous Manufacturing)	245	5,807
StarTek, Inc. (Commercial Services)	245	2,685
Stein Mart, Inc. (Retail)	560	6,026
Sterling Bancorp (Banks)	385	5,602
Sterling Bancshares, Inc. (Banks)	840	8,744
Sterling Financial Corp. (Savings & Loans)	385	8,743
Stewart Information Services Corp. (Insurance)	385	14,045
Stratasys, Inc.* (Computers)	70	3,081
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	385	7,519
Superior Industries International, Inc. (Auto Parts & Equipment)	455	8,418
Supertex, Inc.* (Semiconductors)	175	6,109
Susquehanna Bancshares, Inc. (Banks)	1,085	18,770
SWS Group, Inc. (Diversified Financial Services)	525	9,266
Sykes Enterprises, Inc.* (Computers)	420	7,031
Symmetricom, Inc.* (Telecommunications)	945	7,050
Symmetry Medical, Inc.* (Healthcare—Products)	700	10,451
Tanger Factory Outlet Centers, Inc. (REIT)	630	21,061
Technitrol, Inc. (Electronics)	560	14,560

Common Stocks, continued
	Shares	Value
Teledyne Technologies, Inc.* (Aerospace/Defense)	385	$17,082
Tetra Tech, Inc.* (Environmental Control)	735	15,457
TETRA Technologies, Inc.* (Oil & Gas Services)	595	16,547
Texas Industries, Inc. (Building Materials)	560	44,134
Texas Roadhouse, Inc.—Class A* (Retail)	490	5,816
The Cato Corp.—Class A (Retail)	315	6,514
The Finish Line, Inc.—Class A (Retail)	385	2,603
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	420	12,243
The Hain Celestial Group, Inc.* (Food)	420	11,378
The Men’s Wearhouse, Inc. (Retail)	455	22,477
The Pep Boys—Manny, Moe & Jack (Retail)	1,120	18,962
The Standard Register Co. (Household Products/Wares)	245	3,293
The Steak n Shake Co.* (Retail)	245	3,675
The Stride Rite Corp. (Apparel)	735	14,972
Theragenics Corp.* (Pharmaceuticals)	700	2,765
THQ, Inc.* (Software)	490	14,092
Tollgrade Communications, Inc.* (Telecommunications)	280	2,890
Tower Group, Inc. (Insurance)	210	5,565
TradeStation Group, Inc.* (Diversified Financial Services)	315	3,330
Tredegar Corp. (Miscellaneous Manufacturing)	560	10,282
TreeHouse Foods, Inc.* (Food)	280	6,275
Triad Guaranty, Inc.* (Insurance)	70	1,930
Triarc Cos., Inc. (Retail)	840	12,020
Triumph Group, Inc. (Aerospace/Defense)	350	26,673
Tronox, Inc.—Class B (Chemicals)	840	9,652
TrustCo Bank Corp. NY (Banks)	1,540	14,291
TTM Technologies, Inc.* (Electronics)	490	6,390
Tuesday Morning Corp. (Retail)	245	2,857
UGI Corp. (Gas)	2,170	56,008
UIL Holdings Corp. (Electric)	525	15,529
Ultratech Stepper, Inc.* (Semiconductors)	490	6,145
Umpqua Holdings Corp. (Banks)	630	11,983
UniFirst Corp. (Textiles)	140	5,258
Unisource Energy Corp. (Electric)	735	22,366
United Bankshares, Inc. (Banks)	770	21,444
United Community Banks, Inc. (Banks)	350	8,208
United Fire & Casualty Co. (Insurance)	210	7,228
United Online, Inc. (Internet)	1,365	19,274
United Stationers, Inc.* (Distribution/Wholesale)	630	40,156
Universal Electronics Inc.* (Home Furnishings)	140	4,934
Universal Forest Products, Inc. (Building Materials)	385	15,231
Universal Technical Institute, Inc.* (Commercial Services)	315	6,813
URS Corp.* (Engineering & Construction)	1,085	53,447
Valmont Industries, Inc. (Metal Fabricate/Hardware)	175	13,228
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	980	46,060
Veeco Instruments, Inc.* (Semiconductors)	630	11,529
Viad Corp. (Commercial Services)	455	16,357
ViaSat, Inc.* (Telecommunications)	245	7,014
Vicor Corp. (Electrical Components & Equipment)	420	5,279
ViroPharma, Inc.* (Pharmaceuticals)	735	9,445
Vital Signs, Inc. (Healthcare—Products)	70	3,641
Volcom, Inc.* (Apparel)	105	3,725
Volt Information Sciences, Inc.* (Commercial Services)	245	3,817
Wabash National Corp. (Auto Manufacturers)	630	8,007
Watsco, Inc. (Distribution/Wholesale)	315	15,722

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	245	$10,915
Watts Water Technologies, Inc.—Class A (Electronics)	315	10,997
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	910	10,183
WD-40 Co. (Household Products/Wares)	175	5,808
Whitney Holding Corp. (Banks)	1,365	34,111
Wintrust Financial Corp. (Banks)	175	6,897
WMS Industries, Inc.* (Leisure Time)	420	10,958
Wolverine World Wide, Inc. (Apparel)	420	11,365
Woodward Governor Co. (Electronics)	385	22,234
World Fuel Services Corp. (Retail)	210	8,587
X-Rite, Inc. (Electronics)	385	5,198
Zale Corp.* (Retail)	455	9,660
Zenith National Insurance Corp. (Insurance)	315	12,713

TOTAL COMMON STOCKS (Cost $3,940,680)		6,044,587

Repurchase Agreements (1.4%)
	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $87,013 (Collateralized by $90,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $89,475)	$87,000	87,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

TOTAL INVESTMENT SECURITIES (Cost $4,027,680)—98.6%		6,131,587
Net other assets (liabilities)—1.4%		86,740

NET ASSETS—100.0%		$6,218,327

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $155,240)	2	$(13,145)

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.2%
Aerospace/Defense	2.2%
Agriculture	0.3%
Airlines	0.7%
Apparel	1.3%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%

Banks	6.3%
Beverages	NM
Biotechnology	0.6%
Building Materials	2.0%
Chemicals	2.4%
Coal	0.6%
Commercial Services	4.9%
Computers	0.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.8%
Diversified Financial Services	0.9%
Electric	2.3%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	3.2%
Entertainment	0.5%
Environmental Control	0.2%
Food	3.0%
Forest Products & Paper	1.1%
Gas	5.1%
Hand/Machine Tools	1.1%
Healthcare—Products	1.6%
Healthcare—Services	1.1%
Home Builders	1.1%
Home Furnishings	0.8%
Household Products/Wares	0.6%
Housewares	0.2%
Insurance	2.2%
Internet	1.3%
Iron/Steel	0.5%
Leisure Time	0.7%
Lodging	0.1%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	3.1%
Media	0.3%
Metal Fabricate/Hardware	1.7%
Mining	1.3%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.2%
Oil & Gas	0.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	0.9%
REIT	5.7%
Retail	6.2%
Savings & Loans	1.7%
Semiconductors	4.2%
Software	2.0%
Telecommunications	3.2%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	2.8%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (99.8%)
	Shares	Value
A.S.V., Inc.* (Auto Manufacturers)	999	$14,575
Aaron Rents, Inc. (Commercial Services)	1,332	30,796
Actel Corp.* (Semiconductors)	333	3,929
Acuity Brands, Inc. (Miscellaneous Manufacturing)	888	52,481
Administaff, Inc. (Commercial Services)	333	10,889
Aeroflex, Inc.* (Telecommunications)	1,887	26,475
Alabama National BanCorp. (Banks)	333	17,772
Allscripts Healthcare Solutions, Inc.* (Software)	999	22,727
Amedisys, Inc.* (Healthcare—Services)	1,221	46,215
American Medical Systems Holdings, Inc.* (Healthcare—Products)	3,330	60,872
AMERIGROUP Corp.* (Healthcare—Services)	888	24,580
AMIS Holdings, Inc.* (Semiconductors)	2,997	30,899
AMN Healthcare Services, Inc.* (Commercial Services)	1,554	33,364
AmSurg Corp.* (Healthcare—Services)	1,443	36,277
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	444	9,923
Ansoft Corp.* (Computers)	555	14,036
ANSYS, Inc.* (Software)	3,552	92,494
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,776	64,646
Arbitron, Inc. (Commercial Services)	777	38,695
ArQule, Inc.* (Biotechnology)	444	2,522
Arris Group, Inc.* (Telecommunications)	999	14,805
ArthroCare Corp.* (Healthcare—Products)	1,221	61,807
Astec Industries, Inc.* (Machinery—Construction & Mining)	222	11,582
ATMI, Inc.* (Semiconductors)	555	16,084
Atwood Oceanics, Inc.* (Oil & Gas)	555	38,073
Authorize.Net Holdings, Inc.* (Internet)	444	7,695
Avid Technology, Inc.* (Software)	555	17,815
Bankrate, Inc.* (Commercial Services)	555	24,892
BankUnited Financial Corp.—Class A (Savings & Loans)	666	11,215
Bel Fuse, Inc.—Class B (Electronics)	222	6,713
Big 5 Sporting Goods Corp. (Retail)	333	7,116
Biolase Technology, Inc.* (Healthcare—Products)	1,110	7,825
Blackbaud, Inc. (Software)	1,998	41,838
Blue Coat Systems, Inc.* (Internet)	222	10,818
Blue Nile, Inc.* (Internet)	222	16,785
Boston Private Financial Holdings, Inc. (Banks)	888	22,635
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	777	12,463
Brady Corp.—Class A (Electronics)	1,110	38,839
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,221	47,375
Bristow Group, Inc.* (Transportation)	555	26,324
Brown Shoe Co., Inc. (Retail)	777	16,270
Brush Engineered Materials, Inc.* (Mining)	222	8,407
C-COR, Inc.* (Telecommunications)	555	7,465
Cabot Microelectronics Corp.* (Chemicals)	1,110	47,319
Cabot Oil & Gas Corp. (Oil & Gas)	4,440	151,848
CACI International, Inc.—Class A* (Computers)	1,443	64,127
California Pizza Kitchen, Inc.* (Retail)	777	14,747
Captaris, Inc.* (Software)	333	1,708
CARBO Ceramics, Inc. (Oil & Gas Services)	999	45,035
Cascade Bancorp (Banks)	1,332	29,051
Cascade Corp. (Machinery—Diversified)	222	15,049
Cash America International, Inc. (Retail)	888	32,519
Catapult Communications Corp.* (Computers)	222	1,891
CEC Entertainment, Inc.* (Retail)	1,554	45,859
Centene Corp.* (Healthcare—Services)	999	21,588

Common Stocks, continued
	Shares	Value
Central Garden & Pet Co.—Class A* (Household Products/Wares)	999	$12,228
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,221	91,123
Chaparral Steel Co. (Iron/Steel)	2,220	186,569
Charlotte Russe Holding, Inc.* (Retail)	888	15,780
Chattem, Inc.* (Cosmetics/Personal Care)	555	31,169
Checkpoint Systems, Inc.* (Electronics)	777	17,925
Christopher & Banks Corp. (Retail)	1,776	26,498
Clarcor, Inc. (Miscellaneous Manufacturing)	1,443	50,202
Cleveland-Cliffs, Inc. (Iron/Steel)	1,887	130,712
Coinstar, Inc.* (Commercial Services)	1,332	41,319
Comtech Telecommunications Corp.* (Telecommunications)	1,110	48,252
Concur Technologies, Inc.* (Software)	1,110	26,485
CONMED Corp.* (Healthcare—Products)	444	12,388
Cooper Cos., Inc. (Healthcare—Products)	2,109	105,724
Corn Products International, Inc. (Food)	1,332	59,434
Corus Bankshares, Inc. (Banks)	333	5,415
Crocs, Inc.* (Apparel)	3,108	184,367
Cross Country Healthcare, Inc.* (Commercial Services)	555	9,085
CryoLife, Inc.* (Biotechnology)	333	3,180
CT Communications, Inc. (Telecommunications)	222	6,804
Cubic Corp. (Electronics)	444	12,223
Curtiss-Wright Corp. (Aerospace/Defense)	2,109	91,889
Cyberonics, Inc.* (Healthcare—Products)	555	7,770
Cymer, Inc.* (Electronics)	666	28,471
Daktronics, Inc. (Electronics)	1,443	30,678
Deckers Outdoor Corp.* (Apparel)	555	57,220
Delphi Financial Group, Inc.—Class A (Insurance)	1,221	49,048
Deltic Timber Corp. (Forest Products & Paper)	222	11,542
Digene Corp.* (Biotechnology)	1,610	98,532
Diodes, Inc.* (Semiconductors)	1,332	35,391
Dionex Corp.* (Electronics)	888	60,393
Ditech Networks, Inc.* (Telecommunications)	333	2,484
DJO, Inc.* (Healthcare—Products)	666	31,622
Dress Barn, Inc.* (Retail)	2,220	40,382
Drew Industries, Inc.* (Building Materials)	888	30,885
Drill-Quip, Inc.* (Oil & Gas Services)	555	26,634
DSP Group, Inc.* (Semiconductors)	888	15,824
East West Bancorp, Inc. (Banks)	2,886	105,801
EDO Corp. (Aerospace/Defense)	444	14,674
eFunds Corp.* (Software)	2,220	79,365
El Paso Electric Co.* (Electric)	777	18,081
Energen Corp. (Gas)	2,109	111,587
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	555	21,856
Enzo Biochem, Inc.* (Biotechnology)	555	7,093
Epicor Software Corp.* (Software)	1,665	21,745
EPIQ Systems, Inc.* (Software)	999	17,033
Essex Property Trust, Inc. (REIT)	444	47,765
Esterline Technologies Corp.* (Aerospace/Defense)	444	20,553
FactSet Research Systems, Inc. (Computers)	1,776	117,198
FEI Co.* (Electronics)	555	15,917
First Cash Financial Services, Inc.* (Retail)	999	21,768
First Midwest Bancorp, Inc. (Banks)	888	29,206
First Republic Bank (Banks)	555	30,386
FirstFed Financial Corp.* (Savings & Loans)	444	20,069
FLIR Systems, Inc.* (Electronics)	3,108	135,664

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Forward Air Corp. (Transportation)	1,443	$49,163
Fossil, Inc.* (Household Products/Wares)	2,109	53,885
Franklin Bank Corp. Houston* (Savings & Loans)	1,110	11,910
Frontier Financial Corp. (Banks)	999	21,399
Gardner Denver, Inc.* (Machinery—Diversified)	1,332	55,398
GenCorp, Inc.* (Aerospace/Defense)	1,221	14,432
General Communication, Inc.—Class A* (Telecommunications)	2,109	24,275
Genesco, Inc.* (Retail)	777	39,277
Glacier Bancorp, Inc. (Banks)	1,332	25,375
Greatbatch, Inc.* (Electrical Components & Equipment)	999	30,999
Griffon Corp.* (Miscellaneous Manufacturing)	666	11,702
Guitar Center, Inc.* (Retail)	1,332	77,323
Haemonetics Corp.* (Healthcare—Products)	777	38,399
Hanmi Financial Corp. (Banks)	1,110	16,095
Harmonic, Inc.* (Telecommunications)	999	8,861
Headwaters, Inc.* (Energy—Alternate Sources)	1,998	32,228
Healthcare Services Group, Inc. (Commercial Services)	777	21,538
HealthExtras, Inc.* (Pharmaceuticals)	1,443	38,716
Healthways, Inc.* (Healthcare—Services)	1,665	72,760
Heartland Express, Inc. (Transportation)	2,775	41,375
Heidrick & Struggles International, Inc.* (Commercial Services)	222	11,930
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,440	172,938
Hibbett Sports, Inc.* (Retail)	1,443	36,984
Hilb, Rogal, and Hobbs Co. (Insurance)	1,665	72,094
Hologic, Inc.* (Healthcare—Products)	2,442	126,496
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	888	38,228
Hot Topic, Inc.* (Retail)	2,109	18,981
Hub Group, Inc.—Class A* (Transportation)	666	22,657
Hutchinson Technology, Inc.* (Computers)	666	13,360
Iconix Brand Group, Inc.* (Apparel)	777	15,369
ICU Medical, Inc.* (Healthcare—Products)	666	22,138
IDEX Corp. (Machinery—Diversified)	1,665	60,290
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,443	144,675
IHOP Corp. (Retail)	333	21,722
Immucor, Inc.* (Healthcare—Products)	3,219	100,304
Independent Bank Corp. Michigan (Banks)	555	6,727
Infinity Property & Casualty Corp. (Insurance)	888	39,108
Informatica Corp.* (Software)	1,665	23,210
Input/Output, Inc.* (Oil & Gas Services)	888	12,654
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	555	9,169
Integra LifeSciences Holdings* (Biotechnology)	888	44,089
Interface, Inc.—Class A (Office Furnishings)	666	12,274
Intevac, Inc.* (Machinery—Diversified)	333	5,411
inVentiv Health, Inc.* (Advertising)	444	15,753
Investment Technology Group, Inc.* (Diversified Financial Services)	2,109	84,276
Itron, Inc.* (Electronics)	1,443	114,617
J & J Snack Foods Corp. (Food)	333	11,472
j2 Global Communications, Inc.* (Internet)	2,331	76,084
Jack in the Box, Inc.* (Retail)	1,665	106,543
JDA Software Group, Inc.* (Software)	444	10,039
Jos. A. Bank Clothiers, Inc.* (Retail)	888	30,636
K-Swiss, Inc.—Class A (Apparel)	1,221	27,192
Kaydon Corp. (Metal Fabricate/Hardware)	555	29,532

Common Stocks, continued
	Shares	Value
Kendle International, Inc.* (Commercial Services)	222	$8,203
Kensey Nash Corp.* (Healthcare—Products)	555	13,548
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	444	20,761
Kilroy Realty Corp. (REIT)	444	28,607
Kirby Corp.* (Transportation)	2,442	98,925
Knight Transportation, Inc. (Transportation)	2,664	46,993
Komag, Inc.* (Computers)	1,443	46,190
Kopin Corp.* (Semiconductors)	1,110	4,229
Labor Ready, Inc.* (Commercial Services)	1,110	26,152
Landstar System, Inc. (Transportation)	2,664	121,105
LCA-Vision, Inc. (Healthcare—Products)	444	15,766
Lindsay Manufacturing Co. (Machinery—Diversified)	333	13,540
Lithia Motors, Inc.—Class A (Retail)	222	4,571
Littelfuse, Inc.* (Electrical Components & Equipment)	444	14,470
LKQ Corp.* (Distribution/Wholesale)	2,109	59,959
LoJack Corp.* (Electronics)	555	11,833
Lufkin Industries, Inc. (Oil & Gas Services)	333	19,717
MagneTek, Inc.* (Electrical Components & Equipment)	444	2,096
Maidenform Brands, Inc.* (Apparel)	444	7,983
Manhattan Associates, Inc.* (Computers)	1,332	37,123
Manitowoc Co. (Machinery—Diversified)	2,886	224,156
Mannatech, Inc. (Pharmaceuticals)	333	3,134
ManTech International Corp.—Class A* (Software)	888	29,002
MarineMax, Inc.* (Retail)	444	8,303
Martek Biosciences Corp.* (Biotechnology)	888	22,751
Matria Healthcare, Inc.* (Healthcare—Services)	444	11,469
Matrix Service Co.* (Oil & Gas Services)	666	15,378
MAXIMUS, Inc. (Commercial Services)	444	18,555
Mentor Corp. (Healthcare—Products)	1,998	78,621
Mercury Computer Systems, Inc.* (Computers)	666	7,279
Meridian Bioscience, Inc. (Healthcare—Products)	666	14,872
Merit Medical Systems, Inc.* (Healthcare—Products)	1,332	14,905
Meritage Homes Corp.* (Home Builders)	999	19,480
MGI Pharma, Inc.* (Pharmaceuticals)	2,109	52,788
Micros Systems, Inc.* (Computers)	1,887	100,539
Microsemi Corp.* (Semiconductors)	1,443	33,636
Mobile Mini, Inc.* (Storage/Warehousing)	1,665	47,569
Monarch Casino & Resort, Inc.* (Lodging)	444	12,561
Moog, Inc.—Class A* (Aerospace/Defense)	999	42,777
Movado Group, Inc. (Retail)	333	9,404
MTS Systems Corp. (Computers)	444	18,537
Multimedia Games, Inc.* (Leisure Time)	1,332	13,959
Napster, Inc.* (Software)	666	1,858
Nara Bancorp, Inc. (Banks)	999	14,745
NATCO Group, Inc.—Class A* (Oil & Gas Services)	333	15,415
NCI Building Systems, Inc.* (Building Materials)	333	16,104
Neoware, Inc.* (Software)	888	14,039
NETGEAR, Inc.* (Telecommunications)	1,554	42,984
Network Equipment Technologies, Inc.* (Telecommunications)	333	3,144
Novatel Wireless, Inc.* (Telecommunications)	333	7,169
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	19,714
Oceaneering International, Inc.* (Oil & Gas Services)	2,553	143,376
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,665	17,999

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Old Dominion Freight Line, Inc.* (Transportation)	777	$22,424
On Assignment, Inc.* (Commercial Services)	555	5,567
Option Care, Inc. (Healthcare—Services)	999	19,371
Oxford Industries, Inc. (Apparel)	333	13,453
P.F. Chang’s China Bistro, Inc.* (Retail)	1,221	39,976
Palomar Medical Technologies, Inc.* (Healthcare—Products)	333	10,633
Panera Bread Co.—Class A* (Retail)	1,443	58,643
Papa John’s International, Inc.* (Retail)	1,110	30,447
PAREXEL International Corp.* (Commercial Services)	666	26,926
PC-Tel, Inc.* (Internet)	222	1,814
Pediatrix Medical Group, Inc.* (Healthcare—Services)	2,331	125,781
Peet’s Coffee & Tea, Inc.* (Beverages)	444	10,652
Penn Virginia Corp. (Oil & Gas)	1,776	68,731
PetMed Express, Inc.* (Pharmaceuticals)	1,110	16,184
Petroleum Development* (Oil & Gas)	666	26,866
Pharmanet Development Group, Inc.* (Commercial Services)	888	24,864
PharMerica Corp.* (Pharmaceuticals)	777	13,023
Philadelphia Consolidated Holding Corp.* (Insurance)	2,664	96,277
Phoenix Technologies, Ltd.* (Software)	444	5,119
Playtex Products, Inc.* (Household Products/Wares)	2,664	47,712
Polaris Industries, Inc. (Leisure Time)	1,332	65,747
PolyMedica Corp. (Healthcare—Products)	1,110	44,833
Pool Corp. (Distribution/Wholesale)	2,442	82,076
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	777	40,598
Possis Medical, Inc.* (Healthcare—Products)	777	8,640
Pre-Paid Legal Services, Inc.* (Commercial Services)	444	23,399
PrivateBancorp, Inc. (Banks)	888	23,976
ProAssurance Corp.* (Insurance)	999	49,331
Progress Software Corp.* (Software)	1,110	33,577
Prosperity Bancshares, Inc. (Banks)	999	28,292
PS Business Parks, Inc. (REIT)	333	17,016
PSS World Medical, Inc.* (Healthcare—Products)	1,221	21,038
Quality Systems, Inc. (Software)	777	30,101
Quiksilver, Inc.* (Apparel)	5,661	72,631
Ralcorp Holdings, Inc.* (Food)	777	40,373
RARE Hospitality International, Inc.* (Retail)	1,110	29,704
RC2 Corp.* (Toys/Games/Hobbies)	666	23,583
Red Robin Gourmet Burgers, Inc.* (Retail)	333	12,844
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,776	26,445
Respironics, Inc.* (Healthcare—Products)	3,441	157,426
Rewards Network, Inc.* (Commercial Services)	1,221	4,603
RLI Corp. (Insurance)	666	38,628
Robbins & Myers, Inc. (Machinery—Diversified)	333	17,559
Rogers Corp.* (Electronics)	444	16,046
RTI International Metals, Inc.* (Mining)	444	35,183
Rudolph Technologies, Inc.* (Semiconductors)	444	6,949
Ruth’s Chris Steak House, Inc.* (Retail)	444	7,424
Sanderson Farms, Inc. (Food)	777	30,979
Savient Pharmaceuticals, Inc.* (Biotechnology)	777	9,200
ScanSource, Inc.* (Distribution/Wholesale)	1,221	32,759
School Specialty, Inc.* (Retail)	333	11,469
Sciele Pharma, Inc.* (Pharmaceuticals)	1,332	30,889

Common Stocks, continued
	Shares	Value
SEACOR SMIT, Inc.* (Oil & Gas Services)	333	$29,044
Secure Computing Corp.* (Internet)	1,665	13,153
Select Comfort Corp.* (Retail)	1,554	24,771
Shuffle Master, Inc.* (Entertainment)	1,665	24,192
SI International, Inc.* (Computers)	111	3,233
Sierra Health Services, Inc.* (Healthcare—Services)	2,664	108,265
Signature Bank* (Banks)	777	24,002
Simpson Manufacturing Co., Inc. (Building Materials)	1,776	60,082
Skechers U.S.A., Inc.—Class A* (Apparel)	666	13,846
Sonic Corp.* (Retail)	3,330	68,798
Sonic Solutions* (Electronics)	555	6,205
Southern Union Co. (Gas)	2,331	71,981
SPSS, Inc.* (Software)	333	13,666
St. Mary Land & Exploration Co. (Oil & Gas)	2,886	96,075
Stage Stores, Inc. (Retail)	1,998	35,644
Stamps.com, Inc.* (Internet)	444	5,084
Standard Microsystems Corp.* (Semiconductors)	444	14,825
Sterling Bancshares, Inc. (Banks)	1,332	13,866
Sterling Financial Corp. (Savings & Loans)	1,110	25,208
Stone Energy Corp.* (Oil & Gas)	1,332	43,290
Stratasys, Inc.* (Computers)	333	14,655
Sunrise Assisted Living, Inc.* (Healthcare—Services)	2,109	83,854
Supertex, Inc.* (Semiconductors)	222	7,750
SurModics, Inc.* (Healthcare—Products)	777	35,641
Swift Energy Co.* (Oil & Gas)	1,443	61,674
Sykes Enterprises, Inc.* (Computers)	444	7,433
Synaptics, Inc.* (Computers)	1,221	42,881
Take-Two Interactive Software, Inc.* (Software)	3,441	60,665
Technitrol, Inc. (Electronics)	666	17,316
Teledyne Technologies, Inc.* (Aerospace/Defense)	777	34,475
Tetra Tech, Inc.* (Environmental Control)	999	21,009
TETRA Technologies, Inc.* (Oil & Gas Services)	2,109	58,651
Texas Roadhouse, Inc.—Class A* (Retail)	1,332	15,811
The Cato Corp.—Class A (Retail)	777	16,068
The Children’s Place Retail Stores, Inc.* (Retail)	1,110	37,862
The Finish Line, Inc.—Class A (Retail)	1,110	7,504
The Gymboree Corp.* (Apparel)	1,443	62,121
The Hain Celestial Group, Inc.* (Food)	888	24,056
The Men’s Wearhouse, Inc. (Retail)	1,443	71,284
The Nautilus Group, Inc. (Leisure Time)	1,443	14,199
The Steak n Shake Co.* (Retail)	777	11,655
THQ, Inc.* (Software)	1,887	54,270
Toro Co. (Housewares)	1,887	106,087
Tower Group, Inc. (Insurance)	444	11,766
Tractor Supply Co.* (Retail)	1,665	79,121
TradeStation Group, Inc.* (Diversified Financial Services)	444	4,693
TreeHouse Foods, Inc.* (Food)	777	17,413
Triad Guaranty, Inc.* (Insurance)	444	12,241
Triarc Cos., Inc. (Retail)	999	14,296
Trimble Navigation, Ltd.* (Electronics)	5,328	175,984
TTM Technologies, Inc.* (Electronics)	666	8,685
Tuesday Morning Corp. (Retail)	888	10,354
Tween Brands, Inc.* (Retail)	1,554	59,456
UCBH Holdings, Inc. (Banks)	4,440	72,994
Umpqua Holdings Corp. (Banks)	1,332	25,335
UniFirst Corp. (Textiles)	333	12,507
Unit Corp.* (Oil & Gas)	2,220	122,233

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
United Community Banks, Inc. (Banks)	888	$20,824
United Fire & Casualty Co. (Insurance)	555	19,103
United Natural Foods, Inc.* (Food)	1,998	54,406
Universal Electronics Inc.* (Home Furnishings)	333	11,735
Universal Technical Institute, Inc.* (Commercial Services)	333	7,203
USANA Health Sciences, Inc.* (Pharmaceuticals)	444	17,920
Valmont Industries, Inc. (Metal Fabricate/Hardware)	444	33,562
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,665	78,255
Vertrue, Inc.* (Commercial Services)	444	21,938
ViaSat, Inc.* (Telecommunications)	666	19,068
ViroPharma, Inc.* (Pharmaceuticals)	1,554	19,969
Vital Signs, Inc. (Healthcare—Products)	222	11,546
Volcom, Inc.* (Apparel)	333	11,815
W-H Energy Services, Inc.* (Oil & Gas Services)	1,443	92,467
Waste Connections, Inc.* (Environmental Control)	3,108	96,348
Watsco, Inc. (Distribution/Wholesale)	444	22,160
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,443	64,286
Watts Water Technologies, Inc.—Class A (Electronics)	666	23,250
WD-40 Co. (Household Products/Wares)	444	14,736
Websense, Inc.* (Internet)	2,109	42,096
Wilshire Bancorp, Inc. (Banks)	777	7,980
Winnebago Industries, Inc. (Home Builders)	1,443	38,932
Wintrust Financial Corp. (Banks)	777	30,622
WMS Industries, Inc.* (Leisure Time)	777	20,272
Wolverine World Wide, Inc. (Apparel)	1,665	45,055
Woodward Governor Co. (Electronics)	555	32,051
World Acceptance Corp.* (Diversified Financial Services)	777	25,012
World Fuel Services Corp. (Retail)	888	36,310
X-Rite, Inc. (Electronics)	444	5,994
Zale Corp.* (Retail)	1,221	25,922
Zenith National Insurance Corp. (Insurance)	999	40,320

TOTAL COMMON STOCKS (Cost $8,489,919)		12,949,379

TOTAL INVESTMENT SECURITIES (Cost $8,489,919)—99.8%		12,949,379
Net other assets (liabilities)—0.2%		23,589

NET ASSETS—100.0%		$12,972,968

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $155,240)	2	$(13,145)

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.1%
Aerospace/Defense	1.7%
Apparel	3.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	4.4%
Beverages	0.1%
Biotechnology	1.7%
Building Materials	0.8%
Chemicals	0.4%
Commercial Services	4.0%
Computers	3.8%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.1%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	5.7%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	0.9%
Food	1.8%
Forest Products & Paper	0.1%
Gas	1.5%
Healthcare—Products	9.0%
Healthcare—Services	4.4%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	1.0%
Housewares	0.8%
Insurance	3.3%
Internet	1.3%
Iron/Steel	2.4%
Leisure Time	0.9%
Lodging	0.1%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	2.9%
Metal Fabricate/Hardware	0.5%
Mining	0.4%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.1%
Oil & Gas	4.6%
Oil & Gas Services	5.1%
Pharmaceuticals	1.7%
REIT	0.7%
Retail	9.8%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	4.5%
Storage/Warehousing	0.4%
Telecommunications	1.7%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.4%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (98.9%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	25,883	$623,004
Alcatel SA (Telecommunications)	34,390	398,924
Alcon, Inc. (Healthcare—Products)	3,801	518,836
Arcelor Mittal—Class A (Iron/Steel)	11,584	706,856
ASM Lithography Holding NV* (Semiconductors)	15,204	449,430
AstraZeneca PLC (Pharmaceuticals)	12,308	637,924
Barclays PLC (Banks)	12,489	699,259
BP Amoco PLC (Oil & Gas)	17,738	1,231,017
Business Objects SA* (Software)	9,412	423,540
Credit Suisse Group (Diversified Financial Services)	9,231	595,769
DaimlerChrysler AG (Auto Manufacturers)	8,145	739,159
Diageo PLC (Beverages)	6,697	547,011
Elan Corp. PLC* (Pharmaceuticals)	24,797	464,448
GlaxoSmithKline PLC (Pharmaceuticals)	17,195	878,321
HSBC Holdings PLC (Banks)	12,670	1,180,337
Millicom International Cellular SA* (Telecommunications)	4,525	363,358
Nokia OYJ (Telecommunications)	29,141	834,598
Novartis AG (Pharmaceuticals)	16,652	898,375
Rio Tinto PLC (Mining)	2,172	627,969
Royal Dutch Shell PLC—Class A (Oil & Gas)	17,738	1,376,291
Ryanair Holdings PLC* (Airlines)	9,231	382,994
Sanofi-Aventis (Pharmaceuticals)	18,100	755,675
SAP AG (Software)	12,308	663,647
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	5,792	427,392
Siemens AG (Miscellaneous Manufacturing)	6,335	802,201
Telefonaktiebolaget LM Ericsson (Telecommunications)	15,566	582,324
Tenaris SA (Iron/Steel)	9,955	479,532
Total Fina SA (Oil & Gas)	13,937	1,095,588
UBS AG (Diversified Financial Services)	13,575	747,575
Vodafone Group PLC (Telecommunications)	32,761	994,296

TOTAL COMMON STOCKS (Cost $16,126,558)		21,125,650

Repurchase Agreements (0.5%)
	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $103,015 (Collateralized by $106,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $105,382)	$103,000	103,000

TOTAL REPURCHASE AGREEMENTS (Cost $103,000)		103,000

TOTAL INVESTMENT SECURITIES (Cost $16,229,558)—99.4%		21,228,650
Net other assets (liabilities)—0.6%		138,398

NET ASSETS—100.0%		$21,367,048

As of July 31, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Airlines	1.8%
Auto Manufacturers	3.5%
Banks	8.8%
Beverages	2.6%
Diversified Financial Services	6.3%
Engineering & Construction	2.9%
Healthcare—Products	2.4%
Iron/Steel	5.5%
Mining	2.9%
Miscellaneous Manufacturing	3.8%
Oil & Gas	17.3%
Pharmaceuticals	19.0%
Semiconductors	2.1%
Software	5.1%
Telecommunications	14.9%
Other**	1.1%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of July 31, 2007:

Finland	3.9%
France	12.5%
Germany	10.3%
Ireland	4.0%
Luxembourg	3.9%
Netherlands	5.4%
Sweden	2.7%
Switzerland	15.9%
United Kingdom	40.3%
United States**	1.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Common Stocks (82.7%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	7,336	$652,317
Abbott Laboratories (Pharmaceuticals)	0.5%	15,680	794,819
Altria Group, Inc. (Agriculture)	0.9%	21,392	1,421,926
American Express Co. (Diversified Financial Services)	0.4%	12,096	708,100
American International Group, Inc. (Insurance)	1.1%	26,376	1,692,812
Amgen, Inc.* (Biotechnology)	0.4%	11,816	634,992
Apple Computer, Inc.* (Computers)	0.7%	8,792	1,158,434
AT&T, Inc. (Telecommunications)	1.5%	62,720	2,456,115
Bank of America Corp. (Banks)	1.3%	45,136	2,140,349
Boeing Co. (Aerospace/Defense)	0.5%	8,008	828,267
ChevronTexaco Corp. (Oil & Gas)	1.2%	21,840	1,862,078
Cisco Systems, Inc.* (Telecommunications)	1.1%	61,712	1,784,094
Citigroup, Inc. (Diversified Financial Services)	1.5%	50,288	2,341,912
Coca-Cola Co. (Beverages)	0.7%	20,440	1,065,128
Comcast Corp.—Special Class A* (Media)	0.5%	31,640	831,183
ConocoPhillips (Oil & Gas)	0.8%	16,632	1,344,531
Dell, Inc.* (Computers)	0.4%	23,072	645,324
Exxon Mobil Corp. (Oil & Gas)	3.1%	57,288	4,876,927
General Electric Co. (Miscellaneous Manufacturing)	2.6%	104,608	4,054,606
Google, Inc.—Class A* (Internet)	0.7%	2,240	1,142,400
Hewlett-Packard Co. (Computers)	0.8%	26,656	1,226,976
Home Depot, Inc. (Retail)	0.5%	20,048	745,184
Intel Corp. (Semiconductors)	0.9%	59,080	1,395,470
International Business Machines Corp. (Computers)	1.0%	13,888	1,536,707
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	34,720	1,528,027
Johnson & Johnson (Healthcare—Products)	1.1%	29,456	1,782,088
Merck & Co., Inc. (Pharmaceuticals)	0.7%	22,064	1,095,478
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.4%	8,848	656,522
Microsoft Corp. (Software)	1.6%	85,624	2,482,240
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.4%	10,696	683,154
Oracle Corp.* (Software)	0.5%	40,264	769,848
PepsiCo, Inc. (Beverages)	0.7%	16,576	1,087,717
Pfizer, Inc. (Pharmaceuticals)	1.1%	71,344	1,677,297
Procter & Gamble Co. (Cosmetics/Personal Care)	1.2%	32,032	1,981,500
Qualcomm, Inc. (Telecommunications)	0.4%	16,968	706,717
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.7%	11,984	1,135,125
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	4,144	780,481
Time Warner, Inc. (Media)	0.5%	38,472	740,971

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
United Parcel Service, Inc.—Class B (Transportation)	0.5%	10,752	$814,141
United Technologies Corp. (Aerospace/Defense)	0.5%	10,136	739,624
UnitedHealth Group, Inc. (Healthcare—Services)	0.4%	13,608	659,035
Verizon Communications, Inc. (Telecommunications)	0.8%	29,512	1,257,801
Wachovia Corp. (Banks)	0.6%	19,432	917,385
Wal-Mart Stores, Inc. (Retail)	0.7%	24,640	1,132,208
Walt Disney Co. (Media)	0.4%	20,160	665,280
Wells Fargo & Co. (Banks)	0.7%	33,936	1,146,019
Wyeth (Pharmaceuticals)	0.4%	13,664	662,977
Other Common Stocks	43.4%	1,741,000	69,071,869

TOTAL COMMON STOCKS (Cost $79,398,233)			131,514,155

Repurchase Agreements (15.6%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $24,920,585 (Collateralized by $25,250,000 of various Federal Home Loan Bank Securities, 4.16%-5.50%, 7/17/09-6/14/10, market value $25,417,923)	$24,917,000	24,917,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,917,000)		24,917,000

Rights/Warrants(NM)
	Shares
Other Securities	14,324	1,003

TOTAL RIGHTS/WARRANTS (Cost $0)		1,003

TOTAL INVESTMENT SECURITIES (Cost $104,315,233)—98.3%		156,432,158
Net other assets (liabilities)—1.7%		2,633,252

NET ASSETS—100.0%		$159,065,410

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $112,362,250)	308	$(4,240,050)

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $9,485,125)	130	$147,215
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	$82,822,383	$(263,647)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	778,719	(2,439)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31,2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.9%
Beverages	1.6%
Biotechnology	0.8%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.6%
Computers	3.9%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.7%
Electrical Components & Equipment	0.2%
Electronics	0.3%
Engineering & Construction	0.1%
Entertainment	0.1%

Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare—Products	2.4%
Healthcare—Services	1.3%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.7%
Internet	1.5%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.4%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.6%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.4%
Savings & Loans	0.2%
Semiconductors	2.5%
Software	3.3%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	17.3%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (83.1%)
	Shares	Value
3Com Corp.* (Telecommunications)	26,743	$106,972
99 Cents Only Stores* (Retail)	3,414	41,548
ACI Worldwide, Inc.* (Software)	2,276	69,486
Activision, Inc.* (Software)	17,070	292,068
Acxiom Corp. (Software)	4,552	114,528
ADC Telecommunications, Inc.* (Telecommunications)	7,966	148,885
ADTRAN, Inc. (Telecommunications)	3,983	103,916
Advance Auto Parts, Inc. (Retail)	7,397	257,194
Advanced Medical Optics, Inc.* (Healthcare—Products)	3,983	120,406
Advent Software, Inc.* (Software)	1,138	43,278
Aeropostale, Inc.* (Retail)	3,414	130,005
Affymetrix, Inc.* (Biotechnology)	4,552	110,978
AGCO Corp.* (Machinery—Diversified)	6,259	240,533
AGL Resources, Inc. (Gas)	5,121	193,062
Airgas, Inc. (Chemicals)	5,121	239,151
AirTran Holdings, Inc.* (Airlines)	6,259	61,589
Alaska Air Group, Inc.* (Airlines)	2,845	66,374
Albemarle Corp. (Chemicals)	5,121	206,018
Alberto-Culver Co. (Cosmetics/Personal Care)	5,690	133,829
Alexander & Baldwin, Inc. (Transportation)	2,845	154,256
Alliance Data Systems Corp.* (Commercial Services)	4,552	349,594
Alliant Energy Corp. (Electric)	7,966	294,344
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,276	225,574
AMB Property Corp. (REIT)	6,828	363,796
American Eagle Outfitters, Inc. (Retail)	13,087	317,491
American Financial Group, Inc. (Insurance)	4,552	127,866
American Greetings Corp.—Class A (Household Products/Wares)	3,983	98,500
AmeriCredit Corp.* (Diversified Financial Services)	7,966	162,028
Ametek, Inc. (Electrical Components & Equipment)	7,397	288,631
Amphenol Corp.—Class A (Electronics)	11,949	409,373
Andrew Corp.* (Telecommunications)	10,242	144,003
AnnTaylor Stores Corp.* (Retail)	4,552	143,024
Applebee’s International, Inc. (Retail)	5,121	125,977
Apria Healthcare Group, Inc.* (Healthcare—Services)	2,845	74,596
Aqua America, Inc. (Water)	9,104	199,196
Aquila, Inc.* (Electric)	25,036	94,636
Arch Coal, Inc. (Coal)	9,673	289,126
Arrow Electronics, Inc.* (Electronics)	8,535	326,208
Arthur J. Gallagher & Co. (Insurance)	6,828	188,316
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,552	90,266
Associated Banc-Corp (Banks)	8,535	245,296
Astoria Financial Corp. (Savings & Loans)	5,690	133,999
Atmel Corp.* (Semiconductors)	29,019	156,412
Avis Budget Group, Inc.* (Commercial Services)	6,828	175,275
Avnet, Inc.* (Electronics)	8,535	323,306
Avocent Corp.* (Internet)	3,414	93,373
Bank of Hawaii Corp. (Banks)	3,414	163,940
Barnes & Noble, Inc. (Retail)	3,414	114,540
Beazer Homes USA, Inc. (Home Builders)	2,845	39,802
Beckman Coulter, Inc. (Healthcare—Products)	3,983	282,076
Belo Corp.—Class A (Media)	5,690	101,851
Bill Barrett Corp.* (Oil & Gas)	1,707	58,584
BJ’s Wholesale Club, Inc.* (Retail)	4,552	154,586
Black Hills Corp. (Electric)	2,276	84,895
Blyth, Inc. (Household Products/Wares)	1,707	38,100
Bob Evans Farms, Inc. (Retail)	2,276	73,856

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	3,983	$65,162
BorgWarner, Inc. (Auto Parts & Equipment)	3,983	344,330
Bowater, Inc. (Forest Products & Paper)	3,983	78,146
Boyd Gaming Corp. (Lodging)	2,845	125,464
Brinker International, Inc. (Retail)	7,397	199,275
Broadridge Financial Solutions, Inc. (Software)	9,104	160,139
Brown & Brown, Inc. (Insurance)	7,966	204,726
Cabot Corp. (Chemicals)	4,552	183,810
Cadence Design Systems, Inc.* (Computers)	18,777	401,828
Callaway Golf Co. (Leisure Time)	3,983	64,644
Cameron International Corp.* (Oil & Gas Services)	7,397	576,966
Career Education Corp.* (Commercial Services)	6,259	185,767
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,983	180,350
Carmax, Inc.* (Retail)	14,225	340,404
Carpenter Technology Corp. (Iron/Steel)	1,707	202,604
Catalina Marketing Corp. (Advertising)	2,276	68,712
Cathay Bancorp, Inc. (Banks)	3,414	104,503
CBRL Group, Inc. (Retail)	1,707	65,600
CDW Corp.* (Distribution/Wholesale)	3,983	335,249
Cephalon, Inc.* (Pharmaceuticals)	4,552	342,037
Ceridian Corp.* (Computers)	9,673	327,915
Cerner Corp.* (Software)	4,552	240,664
Charles River Laboratories International, Inc.* (Biotechnology)	4,552	232,971
Charming Shoppes, Inc.* (Retail)	8,535	84,326
CheckFree Corp.* (Internet)	5,690	209,620
Cheesecake Factory, Inc.* (Retail)	5,121	126,079
Chemtura Corp. (Chemicals)	16,501	172,105
Chico’s FAS, Inc.* (Retail)	11,949	231,333
Choicepoint, Inc.* (Commercial Services)	5,121	198,388
Church & Dwight, Inc. (Household Products/Wares)	4,552	223,321
Cimarex Energy Co. (Oil & Gas)	5,690	215,366
Cincinnati Bell, Inc.* (Telecommunications)	16,501	85,145
City National Corp. (Banks)	2,845	201,398
Coldwater Creek, Inc.* (Retail)	3,983	78,425
Commercial Metals Co. (Metal Fabricate/Hardware)	7,966	245,671
Commscope, Inc.* (Telecommunications)	3,983	216,795
Community Health Systems, Inc.* (Healthcare—Services)	6,259	243,475
Con-way, Inc. (Transportation)	2,845	140,515
Copart, Inc.* (Retail)	4,552	128,093
Corinthian Colleges, Inc.* (Commercial Services)	5,690	76,644
Cousins Properties, Inc. (REIT)	2,845	73,145
Covance, Inc.* (Healthcare—Services)	4,552	321,235
Crane Co. (Miscellaneous Manufacturing)	3,414	156,566
Cree Research, Inc.* (Semiconductors)	5,690	145,778
CSG Systems International, Inc.* (Software)	2,845	71,182
Cullen/Frost Bankers, Inc. (Banks)	3,983	197,836
Cypress Semiconductor Corp.* (Semiconductors)	10,242	256,664
Cytec Industries, Inc. (Chemicals)	2,845	190,587
CYTYC Corp.* (Healthcare—Products)	7,966	335,369
Deluxe Corp. (Commercial Services)	3,414	128,913
Denbury Resources, Inc.* (Oil & Gas)	7,966	318,640
DENTSPLY International, Inc. (Healthcare—Products)	10,242	373,731
DeVry, Inc. (Commercial Services)	3,983	129,049
Dick’s Sporting Goods, Inc.* (Retail)	2,845	159,974
Diebold, Inc. (Computers)	4,552	230,650
Digital River, Inc.* (Internet)	2,845	128,053
Dollar Tree Stores, Inc.* (Retail)	6,828	261,239
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,552	165,647

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
DPL, Inc. (Electric)	7,397	$196,612
DRS Technologies, Inc. (Aerospace/Defense)	2,845	148,964
DST Systems, Inc.* (Computers)	3,414	259,020
Dun & Bradstreet Corp. (Software)	3,983	389,378
Dycom Industries, Inc.* (Engineering & Construction)	2,845	79,518
Eaton Vance Corp. (Diversified Financial Services)	8,535	357,275
Edwards (A.G.), Inc. (Diversified Financial Services)	5,121	414,084
Edwards Lifesciences Corp.* (Healthcare—Products)	3,983	183,059
Encore Acquisition Co.* (Oil & Gas)	3,414	88,320
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	9,104	309,627
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,983	401,885
Energy East Corp. (Electric)	10,811	273,626
Entercom Communications Corp. (Media)	1,707	38,544
Equitable Resources, Inc. (Pipelines)	7,966	375,278
Equity One, Inc. (REIT)	2,276	52,530
Everest Re Group, Ltd.ADR (Insurance)	3,983	391,330
Expeditors International of Washington, Inc. (Transportation)	14,225	635,573
F5 Networks, Inc.* (Internet)	2,845	246,633
Fair Isaac Corp. (Software)	3,983	156,373
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,535	155,764
Fastenal Co. (Distribution/Wholesale)	8,535	384,672
Federal Signal Corp. (Miscellaneous Manufacturing)	3,414	45,918
Ferro Corp. (Chemicals)	2,845	63,586
Fidelity National Title Group, Inc.—Class A (Insurance)	14,794	309,047
First American Financial Corp. (Insurance)	6,259	289,729
First Community Bancorp (Banks)	1,707	85,726
First Niagara Financial Group, Inc. (Savings & Loans)	7,397	95,125
FirstMerit Corp. (Banks)	5,690	104,298
Florida Rock Industries, Inc. (Building Materials)	3,414	216,823
Flowserve Corp. (Machinery—Diversified)	3,983	287,851
FMC Corp. (Chemicals)	2,845	253,575
FMC Technologies, Inc.* (Oil & Gas Services)	4,552	416,599
Foot Locker, Inc. (Retail)	10,242	190,092
Forest Oil Corp.* (Oil & Gas)	5,121	207,247
Frontier Oil Corp. (Oil & Gas)	7,397	286,486
Furniture Brands International, Inc. (Home Furnishings)	3,414	37,622
GameStop Corp.—Class A* (Retail)	10,242	413,265
Gartner Group, Inc.* (Commercial Services)	3,414	71,455
GATX Corp. (Trucking & Leasing)	3,414	154,859
Gen-Probe, Inc.* (Healthcare—Products)	3,414	215,116
Gentex Corp. (Electronics)	9,673	190,945
Global Payments, Inc. (Software)	4,552	170,245
Graco, Inc. (Machinery—Diversified)	4,552	186,814
Granite Construction, Inc. (Engineering & Construction)	2,276	147,917
Grant Prideco, Inc.* (Oil & Gas Services)	8,535	478,813
Great Plains Energy, Inc. (Electric)	5,690	157,954
Greater Bay Bancorp (Banks)	3,414	91,768
Hanesbrands, Inc.* (Apparel)	6,259	194,092
Hanover Compressor Co.* (Oil & Gas Services)	6,828	162,711
Hanover Insurance Group, Inc. (Insurance)	3,414	149,840

Common Stocks, continued
	Shares	Value
Hansen Natural Corp.* (Beverages)	3,983	$161,511
Harris Corp. (Telecommunications)	9,104	499,627
Harsco Corp. (Miscellaneous Manufacturing)	5,690	299,635
Harte-Hanks, Inc. (Advertising)	3,414	80,400
Hawaiian Electric Industries, Inc. (Electric)	5,690	129,789
HCC Insurance Holdings, Inc. (Insurance)	7,397	216,584
Health Management Associates, Inc.—Class A (Healthcare—Services)	16,501	132,998
Health Net, Inc.* (Healthcare—Services)	7,397	366,447
Helmerich & Payne, Inc. (Oil & Gas)	6,828	221,022
Henry Schein, Inc.* (Healthcare—Products)	6,259	340,114
Herman Miller, Inc. (Office Furnishings)	4,552	138,973
Highwoods Properties, Inc. (REIT)	3,983	129,567
Hillenbrand Industries, Inc. (Healthcare—Products)	3,983	251,088
HNI Corp. (Office Furnishings)	3,414	139,394
Horace Mann Educators Corp. (Insurance)	2,845	50,726
Hormel Foods Corp. (Food)	5,121	176,265
Hospitality Properties Trust (REIT)	6,259	240,095
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,276	30,134
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,983	229,620
IDACORP, Inc. (Electric)	2,845	88,081
Imation Corp. (Computers)	2,276	71,193
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,121	112,662
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	9,673	193,944
Integrated Device Technology, Inc.* (Semiconductors)	13,087	212,925
International Rectifier Corp.* (Semiconductors)	5,121	187,992
International Speedway Corp. (Entertainment)	2,276	108,998
Intersil Corp.—Class A (Semiconductors)	9,104	266,292
Intuitive Surgical, Inc.* (Healthcare—Products)	2,276	483,900
Invitrogen Corp.* (Biotechnology)	3,414	245,125
ITT Educational Services, Inc.* (Commercial Services)	2,276	240,482
J.B. Hunt Transport Services, Inc. (Transportation)	6,828	190,706
Jack Henry & Associates, Inc. (Computers)	5,121	123,006
Jacobs Engineering Group, Inc.* (Engineering & Construction)	7,966	490,945
Jefferies Group, Inc. (Diversified Financial Services)	7,397	194,319
JetBlue Airways Corp.* (Airlines)	11,949	117,698
JM Smucker Co. (Food)	3,983	222,291
John Wiley & Sons, Inc. (Media)	2,845	120,315
Joy Global, Inc. (Machinery— Construction & Mining)	7,397	366,078
KBR, Inc.* (Engineering & Construction)	11,380	365,184
Kelly Services, Inc.—Class A (Commercial Services)	1,707	42,419
KEMET Corp.* (Electronics)	5,690	40,058
Kennametal, Inc. (Hand/Machine Tools)	2,845	218,098
Kindred Healthcare, Inc.* (Healthcare—Services)	2,276	60,951
Korn/Ferry International* (Commercial Services)	3,414	80,673
Kyphon, Inc.* (Healthcare—Products)	2,845	186,689
Lam Research Corp.* (Semiconductors)	9,104	526,575
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,707	66,095

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Lattice Semiconductor Corp.* (Semiconductors)	7,966	$37,679
Lear Corp.* (Auto Parts & Equipment)	5,121	171,963
Lee Enterprises, Inc. (Media)	2,845	50,100
Leucadia National Corp. (Holding Companies—Diversified)	10,811	406,494
Liberty Property Trust (REIT)	6,259	234,775
LifePoint Hospitals, Inc.* (Healthcare—Services)	3,983	117,698
Lincare Holdings, Inc.* (Healthcare—Services)	5,690	203,076
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,845	204,812
Louisiana-Pacific Corp. (Forest Products & Paper)	6,828	126,455
Lubrizol Corp. (Chemicals)	4,552	285,228
Lyondell Chemical Co. (Chemicals)	14,225	638,702
M.D.C. Holdings, Inc. (Home Builders)	2,276	104,696
Mack-Cali Realty Corp. (REIT)	4,552	175,707
Macrovision Corp.* (Entertainment)	3,414	81,185
Manpower, Inc. (Commercial Services)	5,690	449,794
Martin Marietta Materials (Building Materials)	2,845	389,765
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,276	87,080
McAfee, Inc.* (Internet)	10,811	387,682
MDU Resources Group, Inc. (Electric)	11,949	325,730
Media General, Inc.—Class A (Media)	1,707	48,137
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	3,983	113,635
Mentor Graphics Corp.* (Computers)	5,690	68,337
Mercury General Corp. (Insurance)	2,276	117,851
Micrel, Inc. (Semiconductors)	3,983	41,224
Microchip Technology, Inc. (Semiconductors)	14,794	537,170
Millennium Pharmaceuticals, Inc.* (Biotechnology)	21,622	218,166
Mine Safety Appliances Co. (Environmental Control)	2,276	103,899
Minerals Technologies, Inc. (Chemicals)	1,138	73,594
Modine Manufacturing Co. (Auto Parts & Equipment)	2,276	58,266
Mohawk Industries, Inc.* (Textiles)	3,414	307,294
Moneygram International, Inc. (Software)	5,690	145,607
MPS Group, Inc.* (Commercial Services)	6,828	91,017
MSC Industrial Direct Co.—Class A (Retail)	3,414	171,690
National Fuel Gas Co. (Pipelines)	5,690	246,661
National Instruments Corp. (Computers)	3,983	128,850
Nationwide Health Properties, Inc. (REIT)	6,259	149,152
Navigant Consulting Co.* (Commercial Services)	2,845	44,809
NBTY, Inc.* (Pharmaceuticals)	3,983	173,420
Netflix, Inc.* (Internet)	3,983	68,627
NeuStar, Inc.* (Telecommunications)	4,552	131,280
New York Community Bancorp (Savings & Loans)	18,777	304,751
Newfield Exploration Co.* (Oil & Gas)	8,535	410,107
Noble Energy, Inc. (Oil & Gas)	11,380	695,773
Nordson Corp. (Machinery—Diversified)	2,276	104,150
Northeast Utilities System (Electric)	10,242	280,016
NSTAR (Electric)	7,397	232,636
Nuveen Investments—Class A (Diversified Financial Services)	5,121	313,098
NVR, Inc.* (Home Builders)	569	329,155
O’Reilly Automotive, Inc.* (Retail)	7,397	246,394
OGE Energy Corp. (Electric)	6,259	207,486
Ohio Casualty Corp. (Insurance)	3,983	172,902
Old Republic International Corp. (Insurance)	15,363	281,757
Olin Corp. (Chemicals)	5,121	106,875
Omnicare, Inc. (Pharmaceuticals)	7,966	264,153

Common Stocks, continued
	Shares	Value
ONEOK, Inc. (Gas)	7,397	$375,398
Oshkosh Truck Corp. (Auto Manufacturers)	5,121	293,177
Overseas Shipholding Group, Inc. (Transportation)	1,707	132,446
Pacific Sunwear of California, Inc.* (Retail)	4,552	82,027
Packaging Corp. of America (Packaging & Containers)	5,690	145,209
Palm, Inc.* (Computers)	6,828	101,874
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,276	53,918
Parametric Technology Corp.* (Software)	7,966	140,441
Patterson-UTI Energy, Inc. (Oil & Gas)	10,811	247,572
Payless ShoeSource, Inc.* (Retail)	4,552	121,174
PDL BioPharma, Inc.* (Biotechnology)	7,966	187,121
Pentair, Inc. (Miscellaneous Manufacturing)	6,828	247,174
Pepco Holdings, Inc. (Electric)	13,087	354,265
PepsiAmericas, Inc. (Beverages)	3,983	110,210
Perrigo Co. (Pharmaceuticals)	5,121	95,507
Petsmart, Inc. (Retail)	9,104	294,332
Pharmaceutical Product Development, Inc. (Commercial Services)	6,828	228,738
Phillips-Van Heusen Corp. (Apparel)	3,983	207,355
Pioneer Natural Resources Co. (Oil & Gas)	8,535	388,342
Plains Exploration & Production Co.* (Oil & Gas)	4,552	196,692
Plantronics, Inc. (Telecommunications)	3,414	95,660
PMI Group, Inc. (Insurance)	5,690	193,858
PNM Resources, Inc. (Electric)	5,121	132,275
Pogo Producing Co. (Oil & Gas)	3,983	212,135
Polycom, Inc.* (Telecommunications)	6,259	193,841
Potlatch Corp. (Forest Products & Paper)	2,845	124,298
Powerwave Technologies, Inc.* (Telecommunications)	8,535	55,819
Pride International, Inc.* (Oil & Gas)	11,380	398,869
Protective Life Corp. (Insurance)	4,552	195,827
Psychiatric Solutions, Inc.* (Healthcare—Services)	3,414	116,383
Puget Energy, Inc. (Electric)	7,966	184,413
Quanta Services, Inc.* (Commercial Services)	7,966	226,473
Quicksilver Resources, Inc.* (Oil & Gas)	3,983	167,764
Radian Group, Inc. (Insurance)	5,121	172,629
Raymond James Financial Corp. (Diversified Financial Services)	6,259	191,964
Rayonier, Inc. (Forest Products & Paper)	5,121	216,823
Regency Centers Corp. (REIT)	4,552	295,288
Regis Corp. (Retail)	2,845	99,177
Reliance Steel & Aluminum Co. (Iron/Steel)	4,552	239,162
Rent-A-Center, Inc.* (Commercial Services)	4,552	88,354
Republic Services, Inc. (Environmental Control)	11,380	363,591
ResMed, Inc.* (Healthcare—Products)	5,121	220,101
RF Micro Devices, Inc.* (Telecommunications)	13,087	90,824
Rollins, Inc. (Commercial Services)	1,707	40,627
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,690	341,286
Ross Stores, Inc. (Retail)	9,673	279,840
RPM, Inc. (Chemicals)	7,966	187,281
Ruby Tuesday, Inc. (Retail)	3,414	75,961
Ruddick Corp. (Food)	2,276	63,273
Saks, Inc. (Retail)	9,673	179,047
SCANA Corp. (Electric)	7,966	297,769
Scholastic Corp.* (Media)	1,707	54,931

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Scientific Games Corp.—Class A* (Entertainment)	4,552	$156,179
SEI Investments Co. (Software)	9,104	248,175
Semtech Corp.* (Semiconductors)	3,983	64,724
Sensient Technologies Corp. (Chemicals)	3,414	86,716
Sepracor, Inc.* (Pharmaceuticals)	7,397	208,078
Sequa Corp.—Class A* (Aerospace/Defense)	569	93,942
Sierra Pacific Resources* (Electric)	14,794	235,077
Silicon Laboratories, Inc.* (Semiconductors)	3,414	118,910
Smithfield Foods, Inc.* (Food)	7,966	247,424
Sonoco Products Co. (Packaging & Containers)	6,828	250,383
Sotheby’s (Commercial Services)	3,983	170,273
Southwestern Energy Co.* (Oil & Gas)	11,380	462,369
SPX Corp. (Miscellaneous Manufacturing)	3,983	373,884
SRA International, Inc.—Class A* (Computers)	2,845	67,768
StanCorp Financial Group, Inc. (Insurance)	3,414	160,321
Steel Dynamics, Inc. (Iron/Steel)	5,690	238,582
Stericycle, Inc.* (Environmental Control)	5,690	272,779
STERIS Corp. (Healthcare—Products)	4,552	124,497
Strayer Education, Inc. (Commercial Services)	1,138	172,441
Superior Energy Services, Inc.* (Oil & Gas Services)	5,690	229,421
SVB Financial Group* (Banks)	2,276	119,900
Sybase, Inc.* (Software)	6,259	148,463
Synopsys, Inc.* (Computers)	9,673	236,602
TCF Financial Corp. (Banks)	7,397	181,892
Tech Data Corp.* (Distribution/Wholesale)	3,983	149,243
Techne Corp.* (Healthcare—Products)	2,845	160,060
Teleflex, Inc. (Miscellaneous Manufacturing)	2,845	217,443
Telephone & Data Systems, Inc. (Telecommunications)	6,828	453,379
The BISYS Group, Inc.* (Computers)	7,966	95,353
The Brink’s Co. (Miscellaneous Manufacturing)	3,414	208,766
The Colonial BancGroup, Inc. (Banks)	10,242	223,378
The Commerce Group, Inc. (Insurance)	3,414	98,084
The Corporate Executive Board Co. (Commercial Services)	2,845	191,810
The Macerich Co. (REIT)	4,552	332,979
The Ryland Group, Inc. (Home Builders)	2,845	94,596
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,845	116,617
The Timberland Co.—Class A* (Apparel)	3,414	81,151
The Warnaco Group, Inc.* (Apparel)	2,845	102,733
Thomas & Betts Corp.* (Electronics)	3,414	210,985
Thor Industries, Inc. (Home Builders)	2,276	93,362
Tidewater, Inc. (Oil & Gas Services)	3,983	272,517
Timken Co. (Metal Fabricate/Hardware)	6,259	209,051
Toll Brothers, Inc.* (Home Builders)	8,535	187,173
Tootsie Roll Industries, Inc. (Food)	1,707	42,726
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,121	195,776
TriQuint Semiconductor, Inc.* (Semiconductors)	9,104	40,240
Tupperware Corp. (Household Products/Wares)	3,983	103,598
UDR, Inc. (REIT)	9,104	210,211
United Rentals, Inc.* (Commercial Services)	4,552	146,301
Unitrin, Inc. (Insurance)	2,845	120,571
Universal Corp. (Agriculture)	1,707	94,243
Universal Health Services, Inc.—Class B (Healthcare—Services)	3,414	179,030
Urban Outfitters, Inc.* (Retail)	7,397	148,384
UTStarcom, Inc.* (Telecommunications)	7,397	23,818

Common Stocks, continued
	Shares	Value
Valassis Communications, Inc.* (Commercial Services)	3,414	$40,524
Valeant Pharmaceuticals International (Pharmaceuticals)	6,259	98,204
Valspar Corp. (Chemicals)	6,828	188,385
ValueClick, Inc.* (Internet)	6,828	145,983
Varian, Inc.* (Electronics)	2,276	136,879
VCA Antech, Inc.* (Pharmaceuticals)	5,690	223,845
Vectren Corp. (Gas)	5,121	127,871
Ventana Medical Systems, Inc.* (Healthcare—Products)	2,276	189,682
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,535	275,680
Vishay Intertechnology, Inc.* (Electronics)	12,518	194,154
W.R. Berkley Corp. (Insurance)	11,380	334,800
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	5,690	143,445
Washington Federal, Inc. (Savings & Loans)	5,690	128,196
Washington Post Co.—Class B (Media)	569	449,937
Webster Financial Corp. (Banks)	3,983	173,101
Weingarten Realty Investors (REIT)	5,121	187,480
WellCare Health Plans, Inc.* (Healthcare—Services)	2,276	230,468
Werner Enterprises, Inc. (Transportation)	3,414	66,368
Westamerica Bancorp (Banks)	2,276	93,157
Westar Energy, Inc. (Electric)	5,690	130,984
Western Digital Corp.* (Computers)	14,794	315,852
WGL Holdings, Inc. (Gas)	3,414	102,215
Williams Sonoma, Inc. (Retail)	7,397	227,754
Wilmington Trust Corp. (Banks)	4,552	177,255
Wind River Systems, Inc.* (Software)	5,121	48,957
Wisconsin Energy Corp. (Electric)	7,966	341,980
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,552	94,226
YRC Worldwide, Inc.* (Transportation)	3,983	127,934
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	4,552	164,919

TOTAL COMMON STOCKS (Cost $56,519,593)		77,507,689

Repurchase Agreements (31.9%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $29,814,289 (Collateralized by $30,170,000 of various Federal Home Loan Bank Securities, 4.16%-5.25%, 2/1/10-5/7/10, market value $30,415,985)	$29,810,000	29,810,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,810,000)		29,810,000

TOTAL INVESTMENT SECURITIES (Cost $86,329,593)—115.0%		107,317,689
Net other assets (liabilities)—(15.0%)		(14,000,898)

NET ASSETS—100.0%		$93,316,791

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $50,169,600)	117	$(3,548,289)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $33,789,440)	394	1,365,687

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/28/07	$50,188,436	$(199,139)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/28/07	47,403,352	(160,468)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.2%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.8%
Banks	2.3%
Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.6%
Chemicals	3.2%
Coal	0.3%
Commercial Services	3.7%
Computers	2.6%
Cosmetics/Personal Care	0.1%

Distribution/Wholesale	1.2%
Diversified Financial Services	2.0%
Electric	4.4%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	1.2%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.8%
Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.4%
Healthcare—Products	3.7%
Healthcare—Services	2.1%
Holding Companies—Diversified	0.4%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	4.0%
Internet	1.4%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.9%
Office Furnishings	0.4%
Oil & Gas	4.7%
Oil & Gas Services	2.2%
Packaging & Containers	0.5%
Pharmaceuticals	2.0%
Pipelines	0.7%
REIT	2.8%
Retail	6.0%
Savings & Loans	0.6%
Semiconductors	3.0%
Software	2.9%
Telecommunications	2.5%
Textiles	0.3%
Transportation	1.6%
Trucking & Leasing	0.2%
Water	0.2%
Other**	16.9%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Common Stocks (72.8%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	3,520	$208,032
Alexandria Real Estate Equities, Inc. (REIT)	0.1%	2,200	189,486
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.1%	3,080	179,133
Andrew Corp.* (Telecommunications)	0.1%	13,640	191,778
Anixter International, Inc.* (Telecommunications)	0.1%	2,200	181,830
AptarGroup, Inc. (Miscellaneous Manufacturing)	0.2%	5,720	208,208
Aspen Insurance Holdings, Ltd. (Insurance)	0.1%	7,480	182,886
Baldor Electric Co. (Hand/Machine Tools)	0.1%	3,960	180,734
Belden, Inc. (Electrical Components & Equipment)	0.1%	3,520	192,825
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	0.1%	3,080	195,765
California Water Service Group (Water)	0.1%	4,840	179,080
CF Industries Holdings, Inc. (Chemicals)	0.2%	4,400	252,912
Chipotle Mexican Grill, Inc.—Class B* (Retail)	0.2%	2,640	214,447
EMCOR Group, Inc.* (Engineering & Construction)	0.1%	5,280	189,552
Equinix, Inc.* (Internet)	0.2%	2,640	229,442
FLIR Systems, Inc.* (Electronics)	0.2%	5,280	230,472
Foundry Networks, Inc.* (Telecommunications)	0.2%	11,880	208,969
Hercules, Inc.* (Chemicals)	0.2%	9,680	200,957
Hexcel Corp.* (Aerospace/Defense Equipment)	0.1%	8,360	181,746
Hologic, Inc.* (Healthcare—Products)	0.2%	4,400	227,920
Illumina, Inc.* (Biotechnology)	0.2%	4,400	200,508
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	0.2%	3,080	202,356
Inverness Medical Innovations, Inc.* (Healthcare—Products)	0.1%	3,960	191,703
ITC Holdings Corp. (Electric)	0.1%	4,400	185,020
Itron, Inc.* (Electronics)	0.2%	2,640	209,695
Kyphon, Inc.* (Healthcare—Products)	0.2%	3,960	259,855
Laclede Group, Inc. (Gas)	0.1%	6,160	182,028
Lear Corp.* (Auto Parts & Equipment)	0.2%	6,160	206,853
Micros Systems, Inc.* (Computers)	0.1%	3,520	187,546
Nuance Communications, Inc.* (Software)	0.1%	11,000	181,280
Ohio Casualty Corp. (Insurance)	0.2%	5,280	229,205
ON Semiconductor Corp.* (Semiconductors)	0.2%	19,360	228,835
Petrohawk Energy Corp.* (Oil & Gas)	0.2%	13,640	204,463
PNM Resources, Inc. (Electric)	0.1%	7,040	181,843

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Polycom, Inc.* (Telecommunications)	0.2%	7,040	$218,029
Priceline.com, Inc.* (Internet)	0.1%	3,080	196,504
Realty Income Corp. (REIT)	0.2%	8,800	206,536
Sotheby’s (Commercial Services)	0.2%	5,280	225,720
Strayer Education, Inc. (Commercial Services)	0.2%	1,320	200,019
Tempur-Pedic International, Inc. (Home Furnishings)	0.2%	6,600	205,590
Terra Industries, Inc.* (Chemicals)	0.1%	7,920	194,277
The Men’s Wearhouse, Inc. (Retail)	0.2%	4,400	217,360
Time Warner Telecom, Inc.—Class A* (Telecommunications)	0.2%	11,440	223,652
Ventana Medical Systems, Inc.* (Healthcare—Products)	0.2%	2,640	220,017
Wabtec Corp. (Machinery—Diversified)	0.1%	4,400	179,696
Westar Energy, Inc. (Electric)	0.1%	8,360	192,447
Other Common Stocks	70.7%	4,562,360	86,582,048

TOTAL COMMON STOCKS (Cost $87,719,212)			95,939,259

Repurchase Agreements (26.9%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $35,473,103 (Collateralized by $35,629,000 of various U.S. Government Agency Obligations, 5.00%-5.50%, 9/14/07-5/7/10, market value $36,186,120)	$35,468,000	35,468,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,468,000)		35,468,000

TOTAL INVESTMENT SECURITIES (Cost $123,187,212)—99.7%		131,407,259
Net other assets (liabilities)—0.3%		331,031

NET ASSETS—100.0%		$131,738,290

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $107,115,600)	276	$(9,937,242)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $47,425,820)	611	3,818,014

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2007

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$85,839,839	$(224,740)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	21,947,655	(57,340)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.3%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.9%
Banks	3.5%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	0.5%
Chemicals	1.6%
Coal	0.1%
Commercial Services	4.9%
Computers	1.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.5%
Electric	1.3%
Electrical Components & Equipment	0.8%
Electronics	2.3%
Energy—Alternate Sources	0.1%
Engineering & Construction	0.9%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.1%
Forest Products & Paper	0.4%
Gas	0.3%

Hand/Machine Tools	0.2%
Healthcare—Products	2.9%
Healthcare—Services	1.2%
Holding Companies—Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Insurance	2.5%
Internet	2.5%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.0%
Media	1.0%
Metal Fabricate/Hardware	0.8%
Mining	0.7%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.2%
Pharmaceuticals	2.4%
REIT	4.1%
Real Estate	0.1%
Retail	4.3%
Savings & Loans	1.2%
Semiconductors	2.5%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.4%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.4%
Other**	27.2%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (83.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	21,976	$1,954,106
Alcoa, Inc. (Mining)	21,976	839,483
Altria Group, Inc. (Agriculture)	21,976	1,460,745
American Express Co. (Diversified Financial Services)	21,976	1,286,475
American International Group, Inc. (Insurance)	21,976	1,410,420
AT&T, Inc. (Telecommunications)	21,976	860,580
Boeing Co. (Aerospace/Defense)	21,976	2,272,978
Caterpillar, Inc. (Machinery—Construction & Mining)	21,976	1,731,709
Citigroup, Inc. (Diversified Financial Services)	21,976	1,023,422
Coca-Cola Co. (Beverages)	21,976	1,145,169
Du Pont (Chemicals)	21,976	1,026,939
Exxon Mobil Corp. (Oil & Gas)	21,976	1,870,817
General Electric Co. (Miscellaneous Manufacturing)	21,976	851,790
General Motors Corp. (Auto Manufacturers)	21,976	712,022
Hewlett-Packard Co. (Computers)	21,976	1,011,555
Home Depot, Inc. (Retail)	21,976	816,848
Honeywell International, Inc. (Miscellaneous Manufacturing)	21,976	1,263,840
Intel Corp. (Semiconductors)	21,976	519,073
International Business Machines Corp. (Computers)	21,976	2,431,645
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,976	967,164
Johnson & Johnson (Healthcare—Products)	21,976	1,329,548
McDonald’s Corp. (Retail)	21,976	1,051,991
Merck & Co., Inc. (Pharmaceuticals)	21,976	1,091,108
Microsoft Corp. (Software)	21,976	637,084
Pfizer, Inc. (Pharmaceuticals)	21,976	516,656
Procter & Gamble Co. (Cosmetics/Personal Care)	21,976	1,359,435
United Technologies Corp. (Aerospace/Defense)	21,976	1,603,589
Verizon Communications, Inc. (Telecommunications)	21,976	936,617
Wal-Mart Stores, Inc. (Retail)	21,976	1,009,797
Walt Disney Co. (Media)	21,976	725,208

TOTAL COMMON STOCKS (Cost $27,222,571)		35,717,813

Repurchase Agreements (23.6%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $10,123,456 (Collateralized by $10,270,000 of various Federal Home Loan Bank Securities, 4.16%-5.50%, 10/5/09-2/1/10, market value $10,329,531)	$10,122,000	10,122,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,122,000)		10,122,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option 8000 expiring September 2007	800	$2,864

TOTAL OPTIONS PURCHASED (Cost $8,280)		2,864

TOTAL INVESTMENT SECURITIES (Cost $37,352,851)—106.6%		45,842,677
Net other assets (liabilities)—(6.6%)		(2,823,836)

NET ASSETS—100.0%		$43,018,841

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less that 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2007 (Underlying face amount at value $49,290,000)	744	$(1,262,324)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 8/28/07	$1,088,208	$(5,075)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Aerospace/Defense	9.0%
Agriculture	3.4%
Auto Manufacturers	1.7%
Beverages	2.7%
Chemicals	2.4%
Computers	8.0%
Cosmetics/Personal Care	3.2%
Diversified Financial Services	7.6%
Healthcare—Products	3.1%
Insurance	3.3%
Machinery—Construction & Mining	4.0%
Media	1.7%
Mining	2.0%
Miscellaneous Manufacturing	9.4%
Oil & Gas	4.3%
Pharmaceuticals	3.7%
Retail	6.6%
Semiconductors	1.2%
Software	1.5%
Telecommunications	4.2%
Other*	17.0%

*	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (76.8%)
	Shares	Value
Activision, Inc.* (Software)	31,548	$539,786
Adobe Systems, Inc.* (Software)	71,700	2,888,793
Akamai Technologies, Inc.* (Internet)	19,598	665,548
Altera Corp. (Semiconductors)	62,140	1,441,648
Amazon.com, Inc.* (Internet)	33,460	2,627,948
Amgen, Inc.* (Biotechnology)	67,398	3,621,969
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	15,774	733,649
Apollo Group, Inc.—Class A* (Commercial Services)	21,510	1,271,456
Apple Computer, Inc.* (Computers)	150,092	19,776,122
Applied Materials, Inc. (Semiconductors)	88,908	1,959,532
Autodesk, Inc.* (Software)	29,636	1,255,677
BEA Systems, Inc.* (Software)	44,932	556,258
Bed Bath & Beyond, Inc.* (Retail)	46,366	1,606,118
Biogen Idec, Inc.* (Biotechnology)	46,366	2,621,534
Broadcom Corp.—Class A* (Semiconductors)	53,058	1,740,833
C.H. Robinson Worldwide, Inc. (Transportation)	20,554	999,952
Cadence Design Systems, Inc.* (Computers)	36,328	777,419
CDW Corp.* (Distribution/Wholesale)	10,038	844,898
Celgene Corp.* (Biotechnology)	46,844	2,836,873
Cephalon, Inc.* (Pharmaceuticals)	7,648	574,671
Check Point Software Technologies, Ltd.ADR* (Internet)	27,724	675,357
CheckFree Corp.* (Internet)	10,038	369,800
Cintas Corp. (Textiles)	23,422	856,308
Cisco Systems, Inc.* (Telecommunications)	270,548	7,821,543
Citrix Systems, Inc.* (Software)	26,290	950,909
Cognizant Technology Solutions Corp.* (Computers)	17,208	1,393,504
Comcast Corp.—Special Class A* (Media)	180,683	4,746,542
Costco Wholesale Corp. (Retail)	29,158	1,743,648
Dell, Inc.* (Computers)	104,204	2,914,586
DENTSPLY International, Inc. (Healthcare—Products)	18,164	662,804
Discovery Holding Co.—Class A* (Media)	29,636	702,966
eBay, Inc.* (Internet)	126,670	4,104,108
EchoStar Communications Corp.—Class A* (Media)	26,768	1,132,019
Electronic Arts, Inc.* (Software)	38,718	1,883,244
Expedia, Inc.* (Internet)	37,284	992,127
Expeditors International of Washington, Inc. (Transportation)	25,812	1,153,280
Express Scripts, Inc.* (Pharmaceuticals)	28,202	1,413,766
Fastenal Co. (Distribution/Wholesale)	17,686	797,108
Fiserv, Inc.* (Software)	25,812	1,275,629
Flextronics International, Ltd.ADR* (Electronics)	82,216	918,353
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	9,082	1,020,726
Garmin, Ltd.ADR (Electronics)	24,856	2,085,418
Genzyme Corp.* (Biotechnology)	41,108	2,592,682
Gilead Sciences, Inc.* (Pharmaceuticals)	114,720	4,271,026
Google, Inc.—Class A* (Internet)	17,208	8,776,080
IAC/InterActiveCorp* (Internet)	37,284	1,071,542
Infosys Technologies, Ltd.ADR (Software)	13,862	687,555
Intel Corp. (Semiconductors)	253,340	5,983,891
Intuit, Inc.* (Software)	52,580	1,505,891
Intuitive Surgical, Inc.* (Healthcare—Products)	4,302	914,648
Joy Global, Inc. (Machinery—Construction & Mining)	12,906	638,718

Common Stocks, continued
	Shares	Value
Juniper Networks, Inc.* (Telecommunications)	46,366	$1,389,125
KLA-Tencor Corp. (Semiconductors)	28,680	1,628,737
Lam Research Corp.* (Semiconductors)	15,296	884,721
Lamar Advertising Co. (Advertising)	9,560	569,107
Level 3 Communications, Inc.* (Telecommunications)	185,942	972,477
Liberty Global, Inc.—Class A* (Media)	23,900	1,002,127
Liberty Media Holding Corp.—Interactive Series A* (Internet)	74,568	1,562,200
Linear Technology Corp. (Semiconductors)	42,064	1,499,582
Logitech International SAADR* (Computers)	21,988	587,080
Marvell Technology Group, Ltd.ADR* (Semiconductors)	69,310	1,247,580
Maxim Integrated Products, Inc. (Semiconductors)	55,926	1,772,854
Microchip Technology, Inc. (Semiconductors)	22,466	815,740
Microsoft Corp. (Software)	410,602	11,903,352
Millicom International Cellular SAADR* (Telecommunications)	11,950	959,585
Monster Worldwide, Inc.* (Internet)	16,252	632,040
Network Appliance, Inc.* (Computers)	48,278	1,368,199
NII Holdings, Inc.—Class B* (Telecommunications)	19,598	1,646,624
NVIDIA Corp.* (Semiconductors)	44,454	2,034,215
Oracle Corp.* (Software)	267,202	5,108,902
PACCAR, Inc. (Auto Manufacturers)	34,416	2,815,917
Patterson Cos., Inc.* (Healthcare—Products)	16,252	582,959
Patterson-UTI Energy, Inc. (Oil & Gas)	19,598	448,794
Paychex, Inc. (Commercial Services)	44,932	1,859,286
Petsmart, Inc. (Retail)	16,730	540,881
Qualcomm, Inc. (Telecommunications)	250,472	10,432,159
Research In Motion, Ltd.ADR* (Computers)	22,944	4,910,016
Ross Stores, Inc. (Retail)	16,730	483,999
Ryanair Holdings PLCADR* (Airlines)	14,340	594,967
SanDisk Corp.* (Computers)	25,812	1,384,298
Sears Holdings Corp.* (Retail)	19,598	2,680,810
Sepracor, Inc.* (Pharmaceuticals)	12,428	349,600
Sigma-Aldrich Corp. (Chemicals)	15,296	693,215
Sirius Satellite Radio, Inc.* (Media)	197,414	594,216
Staples, Inc. (Retail)	59,750	1,375,445
Starbucks Corp.* (Retail)	128,104	3,417,815
Sun Microsystems, Inc.* (Computers)	193,590	987,309
Symantec Corp.* (Internet)	117,110	2,248,512
Telefonaktiebolaget LM EricssonADR (Telecommunications)	16,252	607,987
Tellabs, Inc.* (Telecommunications)	31,070	352,645
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	75,524	3,173,519
UAL Corp.* (Airlines)	13,384	590,770
VeriSign, Inc.* (Internet)	28,202	837,317
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,730	540,379
Virgin Media, Inc. (Telecommunications)	44,454	1,104,237
Whole Foods Market, Inc. (Food)	17,208	637,384
Wynn Resorts, Ltd. (Lodging)	13,862	1,338,515
Xilinx, Inc. (Semiconductors)	49,234	1,230,850
XM Satellite Radio Holdings, Inc.—Class A* (Media)	39,196	448,794
Yahoo!, Inc.* (Internet)	80,304	1,867,068

TOTAL COMMON STOCKS (Cost $92,238,172)		202,110,372

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (18.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $49,110,065 (Collateralized by $49,770,000 of various U.S. Government Agency Obligations, 5.125%-5.375%, 7/17/09-8/23/10, market value $50,087,594)	$49,103,000	$49,103,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,103,000)		49,103,000

TOTAL INVESTMENT SECURITIES (Cost $141,341,172)—95.5%		251,213,372
Net other assets (liabilities)—4.5%		11,811,203

NET ASSETS—100.0%		$263,024,575

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $87,446,250)	450	$(194,329)
Futures Contract Sold
E-Mini NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $4,469,475)	115	213,736

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	$111,564,741	$(1,452,697)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	130,713,986	(1,459,383)

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.2%
Airlines	0.4%
Auto Manufacturers	1.1%
Biotechnology	4.7%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.9%
Distribution/Wholesale	0.6%
Electronics	1.2%
Engineering & Construction	0.4%
Food	0.2%
Healthcare—Products	0.8%
Internet	10.1%
Lodging	0.5%
Machinery—Construction & Mining	0.2%
Media	3.3%
Oil & Gas	0.2%
Pharmaceuticals	3.9%
Retail	4.5%
Semiconductors	8.5%
Software	10.9%
Telecommunications	9.6%
Textiles	0.3%
Transportation	0.8%
Other **	23.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (104.1%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $43,253,223 (Collateralized by $43,314,000 Federal National Mortgage Association, 5.00%, 9/14/07, market value $44,112,181)	$43,247,000	$43,247,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,247,000)		43,247,000

TOTAL INVESTMENT SECURITIES (Cost $43,247,000)—104.1%		43,247,000
Net other assets (liabilities)—(4.1%)		(1,685,142)

NET ASSETS—100.0%		$41,561,858

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 8/28/07	$83,520,447	$1,448,657

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (103.6%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $264,438,044 (Collateralized by $268,528,000 of various U.S. Government Agency Obligations, 4.875%-5.25%, 5/14/10-2/22/12, market value $269,693,689)	$264,400,000	$264,400,000

TOTAL REPURCHASE AGREEMENTS (Cost $264,400,000)		264,400,000

TOTAL INVESTMENT SECURITIES (Cost $264,400,000)—103.6%		264,400,000
Net other assets (liabilities)—(3.6%)		(9,165,876)

NET ASSETS—100.0%		$255,234,124

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 8/28/07	$510,773,906	$(5,081,839)

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (90.2%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $104,609,050 (Collateralized by $105,994,000 of various U.S. Government Agency Obligations, 4.875%-5.25%, 7/13/09-5/14/10, market value $106,690,633)	$104,594,000	$104,594,000

TOTAL REPURCHASE AGREEMENTS (Cost $104,594,000)		104,594,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Put Option 10000 expiring September 2007	3,500	21,070

TOTAL OPTIONS PURCHASED (Cost $57,750)		21,070

TOTAL INVESTMENT SECURITIES (Cost $104,651,750)—90.2%		104,615,070
Net other assets (liabilities)—9.8%		11,387,144

NET ASSETS—100.0%		$116,002,214

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Japanese Yen Denominated Nikkei 225 Futures Contract expiring September 2007 (Underlying face amount at value in U.S. Dollars $29,981,954)	415	$(1,550,306)
Nikkei 225 Futures Contract expiring September 2007 (Underlying face amount at value $142,352,800)	1,663	(7,186,100)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 8/28/07	$59,120,411	$134,407

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (106.0%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $42,798,157 (Collateralized by $43,389,000 of various U.S. Government Agency Obligations, 5.125%-5.50%, 10/5/09-8/23/10, market value $43,652,632)	$42,792,000	$42,792,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,792,000)		42,792,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1900 expiring September 2007	225	1,463

TOTAL OPTIONS PURCHASED (Cost $3,825)		1,463

TOTAL INVESTMENT SECURITIES (Cost $42,795,825)—106.0%		42,793,463
Net other assets (liabilities)—(6.0%)		(2,415,414)

NET ASSETS—100.0%		$40,378,049

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,094,438)	15	$26,031
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $14,227,688)	39	730,795
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	$(23,896,798)	$79,497
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	(1,050,057)	3,236

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (103.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $27,735,990 (Collateralized by $28,367,000 of various U.S. Government Agency Obligations, 5.271%-5.875%*, 10/10/07-3/21/11, market value $28,287,472)	$27,732,000	$27,732,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,732,000)		27,732,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1200 expiring September 2007	90	585

TOTAL OPTIONS PURCHASED (Cost $1,530)		585

TOTAL INVESTMENT SECURITIES (Cost $27,733,530)—103.7%		27,732,585
Net other assets (liabilities)—(3.7%)		(982,737)

NET ASSETS—100.0%		$26,749,848

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at July 31, 2007.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $2,949,560)	38	$14,728
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $9,314,400)	24	862,692
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$(10,508,329)	$30,206
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	(3,995,968)	10,262

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (105.2%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $18,138,610 (Collateralized by $18,236,000 of various U.S. Government Agency Obligations, 5.375%-5.875%, 7/17/09-3/21/11, market value $18,503,135)	$18,136,000	$18,136,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,136,000)		18,136,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option 2800 expiring September 2007	200	1,020

TOTAL OPTIONS PURCHASED (Cost $2,900)		1,020

TOTAL INVESTMENT SECURITIES (Cost $18,138,900)—105.2%		18,137,020
Net other assets (liabilities)—(5.2%)		(899,175)

NET ASSETS—100.0%		$17,237,845

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less that 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $2,720,550)	14	$89,653
Futures Contract Purchased
E-Mini NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $777,300)	20	(30,161)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	$(5,652,352)	$73,409
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	(9,597,628)	124,702

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (93.5%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $104,326,009 (Collateralized by $105,780,000 of various U.S. Government Agency Obligations, 5.125%-5.50%, 7/13/09-6/14/10, market value $106,399,180)	$104,311,000	$104,311,000

TOTAL REPURCHASE AGREEMENTS (Cost $104,311,000)		104,311,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1900 expiring September 2007	800	5,200

TOTAL OPTIONS PURCHASED (Cost $13,600)		5,200

TOTAL INVESTMENT SECURITIES (Cost $104,324,600)—93.5%		104,316,200
Net other assets (liabilities)—6.5%		7,239,103

NET ASSETS—100.0%		$111,555,303

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $4,377,750)	60	$4,965
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $122,212,188)	335	6,365,880
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	$(95,730,602)	$288,571
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	(600,854)	1,885

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (90.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $21,496,093 (Collateralized by $21,626,000 of various U.S. Government Agency Obligations, 5.375%-5.875%, 7/17/09-3/21/11, market value $21,926,848)	$21,493,000	$21,493,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,493,000)		21,493,000

Option Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option 1300 expiring September 2007	40	260

TOTAL OPTIONS PURCHASED (Cost $680)		260

TOTAL INVESTMENT SECURITIES (Cost $21,493,680)—90.7%		21,493,260
Net other assets (liabilities)—9.3%		2,194,589

NET ASSETS—100.0%		$23,687,849

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $5,145,600)	60	$(362,139)
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $12,006,400)	28	848,974
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/28/07	$(19,746,930)	$57,551
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/28/07	(19,492,031)	64,789

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (86.8%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $252,472,323 (Collateralized by $257,349,000 of various U.S. Government Agency Obligations, 5.20%-5.271%*, 10/10/07-2/22/12, market value $257,486,659)	$252,436,000	$252,436,000

TOTAL REPURCHASE AGREEMENTS (Cost $252,436,000)		252,436,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1200 expiring October 2007	600	13,200
Russell 2000 Futures Call Option 1200 expiring September 2007	200	1,300

TOTAL OPTIONS PURCHASED (Cost $21,100)		14,500

TOTAL INVESTMENT SECURITIES (Cost $252,457,100)—86.8%		252,450,500
Net other assets (liabilities)—13.2%		38,212,484

NET ASSETS—100.0%		$290,662,984

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at July 31, 2007.
NM	Not meaningful, amount is less that 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $158,577,660)	2,043	$1,911,583
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $131,565,900)	339	12,185,525
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$(249,311,277)	$640,238
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	(40,682,758)	194,879

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (90.9%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $18,910,721 (Collateralized by $19,075,000 of various Federal Home Loan Bank Securities, 5.375%-5.50%, 7/17/09-10/5/09, market value $19,292,575)	$18,908,000	$18,908,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,908,000)		18,908,000

Options Purchased(NM)
	Contracts
E-Mini Dow Jones Futures Call Option 19000 expiring September 2007	590	1,534

TOTAL OPTIONS PURCHASED (Cost $5,015)		1,534

TOTAL INVESTMENT SECURITIES (Cost $18,913,015)—90.9%		18,909,534
Net other assets (liabilities)—9.1%		1,885,671

NET ASSETS—100.0%		$20,795,205

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2007 (Underlying face amount at value $19,742,500)	298	$505,110
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 8/28/07	$(21,800,194)	$100,577

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (95.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $117,625,923 (Collateralized by $116,784,000 of various U.S. Government Agency Obligations, 5.00%-5.375%, 9/14/07-8/19/11, market value $119,966,811)	$117,609,000	$117,609,000

TOTAL REPURCHASE AGREEMENTS (Cost $117,609,000)		117,609,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option 2800 expiring September 2007	1,195	6,095

TOTAL OPTIONS PURCHASED (Cost $10,362)		6,095

TOTAL INVESTMENT SECURITIES (Cost $117,619,362)—95.7%		117,615,095
Net other assets (liabilities)—4.3%		5,280,152

NET ASSETS—100.0%		$122,895,247

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount less than 0.05%.

Future Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $388,650)	10	$(25,523)
Futures Contracts Sold
NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $30,703,350)	158	844,434
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	$(124,856,621)	$1,622,260
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/28/07	(90,432,405)	962,640

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (90.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $23,174,334 (Collateralized by $23,447,000 of various U.S. Government Agency Obligations, 5.20%-5.375%, 7/17/09-10/12/10, market value $23,638,070)	$23,171,000	$23,171,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,171,000)		23,171,000

TOTAL INVESTMENT SECURITIES (Cost $23,171,000)—90.7%		23,171,000
Net other assets (liabilities)—9.3%		2,388,394

NET ASSETS—100.0%		$25,559,394

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 8/28/07	$(50,769,120)	$(681,134)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (96.1%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $79,203,395 (Collateralized by $81,076,000 of various U.S. Government Agency Obligations, 5.229%-5.271%*, 8/6/07-10/10/07, market value $80,776,617)	$79,192,000	$79,192,000

TOTAL REPURCHASE AGREEMENTS (Cost $79,192,000)		79,192,000

TOTAL INVESTMENT SECURITIES (Cost $79,192,000)—96.1%		79,192,000
Net other assets (liabilities)—3.9%		3,175,447

NET ASSETS—100.0%		$82,367,447

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at July 31, 2007.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 8/28/07	$(164,910,478)	$(2,798,574)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (120.3%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $7,625,097 (Collateralized by $7,687,000 of various U.S. Government Agency Obligations, 5.20%-5.875%, 10/5/09-3/21/11, market value $7,777,311)	$7,624,000	$7,624,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,624,000)		7,624,000

Options Purchased (0.1%)
	Contracts
Nikkei 225 Futures Call Option 24000 expiring September 2007	700	4,214

TOTAL OPTIONS PURCHASED (Cost $11,550)		4,214

TOTAL INVESTMENT SECURITIES (Cost $7,635,550)—120.4%		7,628,214
Net other assets (liabilities)—(20.4%)		(1,290,792)

NET ASSETS—100.0%		$6,337,422

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring September 2007 (Underlying face amount at value $11,384,800)	133	$390,300
Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 8/28/07	$(1,446,431)	$(3,369)

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.1%)
	Shares	Value
Alabama National BanCorp. (Banks)	40	$2,135
Amcore Financial, Inc. (Banks)	40	966
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	40	894
Associated Banc-Corp (Banks)	240	6,898
Astoria Financial Corp. (Savings & Loans)	180	4,239
BancorpSouth, Inc. (Banks)	160	3,736
Bank of America Corp. (Banks)	9,000	426,780
Bank of Hawaii Corp. (Banks)	100	4,802
BB&T Corp. (Banks)	1,080	40,414
BOK Financial Corp. (Banks)	40	2,001
Cathay Bancorp, Inc. (Banks)	80	2,449
Chittenden Corp. (Banks)	100	3,345
Citigroup, Inc. (Diversified Financial Services)	9,960	463,837
Citizens Republic Bancorp, Inc. (Banks)	160	2,576
City National Corp. (Banks)	80	5,663
Comerica, Inc. (Banks)	320	16,851
Commerce Bancorp, Inc. (Banks)	380	12,711
Commerce Bancshares, Inc. (Banks)	140	6,223
Compass Bancshares, Inc. (Banks)	260	18,013
Cullen/Frost Bankers, Inc. (Banks)	120	5,960
Dime Community Bancshares, Inc. (Savings & Loans)	60	671
Downey Financial Corp. (Savings & Loans)	40	2,128
East West Bancorp, Inc. (Banks)	120	4,399
F.N.B. Corp. (Banks)	120	1,801
Fifth Third Bancorp (Banks)	940	34,677
First BanCorp. (Banks)	160	1,472
First Community Bancorp (Banks)	60	3,013
First Horizon National Corp. (Banks)	260	8,247
First Midwest Bancorp, Inc. (Banks)	100	3,289
First Niagara Financial Group, Inc. (Savings & Loans)	220	2,829
FirstFed Financial Corp.* (Savings & Loans)	40	1,808
FirstMerit Corp. (Banks)	140	2,566
Frontier Financial Corp. (Banks)	100	2,142
Fulton Financial Corp. (Banks)	340	4,495
Greater Bay Bancorp (Banks)	100	2,688
Hancock Holding Co. (Banks)	60	2,122
Hudson City Bancorp, Inc. (Savings & Loans)	1,020	12,464
Huntington Bancshares, Inc. (Banks)	700	13,440
IndyMac Bancorp, Inc. (Diversified Financial Services)	140	3,080
International Bancshares Corp. (Banks)	100	2,203
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,860	301,909
KeyCorp (Banks)	780	27,058
Lazard, Ltd.—Class AADR (Diversified Financial Services)	100	3,703
M&T Bank Corp. (Banks)	160	17,006
MAF Bancorp, Inc. (Savings & Loans)	60	3,151
Marshall & Ilsley Corp. (Banks)	480	19,781
National City Corp. (Banks)	1,080	31,741
New York Community Bancorp (Savings & Loans)	560	9,089
NewAlliance Bancshares, Inc. (Savings & Loans)	220	2,972
Northern Trust Corp. (Banks)	380	23,735
Old National Bancorp (Banks)	140	2,016
Pacific Capital Bancorp (Banks)	100	2,090
Park National Corp. (Banks)	20	1,589
People’s United Financial, Inc. (Banks)	240	3,869
PFF Bancorp, Inc. (Savings & Loans)	40	669

Common Stocks, continued
	Shares	Value
PNC Financial Services Group (Banks)	700	$46,655
Popular, Inc. (Banks)	520	6,859
Prosperity Bancshares, Inc. (Banks)	80	2,266
Provident Bankshares Corp. (Banks)	60	1,722
Provident Financial Services, Inc. (Savings & Loans)	120	1,692
Regions Financial Corp. (Banks)	1,420	42,700
South Financial Group, Inc. (Banks)	140	3,018
Sovereign Bancorp, Inc. (Savings & Loans)	660	12,632
Sterling Bancshares, Inc. (Banks)	140	1,457
Sterling Financial Corp. (Savings & Loans)	100	2,271
SunTrust Banks, Inc. (Banks)	700	54,810
Susquehanna Bancshares, Inc. (Banks)	100	1,730
SVB Financial Group* (Banks)	60	3,161
Synovus Financial Corp. (Banks)	540	15,098
TCF Financial Corp. (Banks)	240	5,902
The Colonial BancGroup, Inc. (Banks)	300	6,543
TrustCo Bank Corp. NY (Banks)	140	1,299
Trustmark Corp. (Banks)	100	2,503
U.S. Bancorp (Banks)	3,520	105,424
UCBH Holdings, Inc. (Banks)	200	3,288
Umpqua Holdings Corp. (Banks)	120	2,282
UnionBanCal Corp. (Banks)	100	5,526
United Bankshares, Inc. (Banks)	80	2,228
United Community Banks, Inc. (Banks)	100	2,345
Valley National Bancorp (Banks)	240	5,081
W Holding Co., Inc. (Banks)	260	575
Wachovia Corp. (Banks)	3,820	180,342
Washington Federal, Inc. (Savings & Loans)	180	4,055
Washington Mutual, Inc. (Savings & Loans)	1,760	66,053
Webster Financial Corp. (Banks)	120	5,215
Wells Fargo & Co. (Banks)	6,320	213,427
Westamerica Bancorp (Banks)	60	2,456
Whitney Holding Corp. (Banks)	140	3,499
Wilmington Trust Corp. (Banks)	140	5,452
Wintrust Financial Corp. (Banks)	40	1,576
Zions Bancorp (Banks)	220	16,401

TOTAL COMMON STOCKS (Cost $2,088,486)		2,427,948

Repurchase Agreements (43.2%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $1,396,201 (Collateralized by $1,422,000 of various U.S. Government Agency Obligations, 3.875%-5.50%, 6/15/08-6/14/10, market value $1,426,002)	$1,396,000	1,396,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,396,000)		1,396,000

TOTAL INVESTMENT SECURITIES (Cost $3,484,486)—118.3%		3,823,948
Net other assets (liabilities)—(18.3%)		(591,301)

NET ASSETS—100.0%		$3,232,647

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 8/24/07	$2,442,686	$(205,931)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Banks	47.3%
Diversified Financial Services	23.8%
Savings & Loans	4.0%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.3%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	15,748	$1,360,155
Airgas, Inc. (Chemicals)	5,334	249,098
AK Steel Holding Corp.* (Iron/Steel)	8,382	335,029
Albemarle Corp. (Chemicals)	5,842	235,024
Alcoa, Inc. (Mining)	67,310	2,571,242
Allegheny Technologies, Inc. (Iron/Steel)	7,366	772,914
Alpha Natural Resources, Inc.* (Coal)	5,080	90,678
Arch Coal, Inc. (Coal)	10,922	326,459
Ashland, Inc. (Chemicals)	4,318	263,657
Avery Dennison Corp. (Household Products/Wares)	7,366	451,830
Bowater, Inc. (Forest Products & Paper)	4,318	84,719
Cabot Corp. (Chemicals)	4,572	184,617
Cambrex Corp. (Biotechnology)	2,286	31,227
Carpenter Technology Corp. (Iron/Steel)	2,032	241,178
Celanese Corp.—Series A (Chemicals)	12,192	457,200
CF Industries Holdings, Inc. (Chemicals)	3,810	218,999
Chaparral Steel Co. (Iron/Steel)	3,302	277,500
Chemtura Corp. (Chemicals)	18,542	193,393
Cleveland-Cliffs, Inc. (Iron/Steel)	3,048	211,135
Coeur d’Alene Mines Corp.* (Mining)	21,336	83,424
Commercial Metals Co. (Metal Fabricate/Hardware)	9,144	282,001
CONSOL Energy, Inc. (Coal)	14,224	592,430
Cytec Industries, Inc. (Chemicals)	3,302	221,201
Domtar Corp.* (Forest Products & Paper)	45,720	434,797
Du Pont (Chemicals)	70,866	3,311,568
Eastman Chemical Co. (Chemicals)	6,604	454,487
Ecolab, Inc. (Chemicals)	13,716	577,581
Ferro Corp. (Chemicals)	3,302	73,800
FMC Corp. (Chemicals)	2,794	249,029
Foundation Coal Holdings, Inc. (Coal)	3,556	123,927
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	29,464	2,769,027
Fuller (H.B.) Co. (Chemicals)	4,572	126,324
Georgia Gulf Corp. (Chemicals)	2,540	41,123
Hercules, Inc.* (Chemicals)	8,890	184,556
Huntsman Corp. (Chemicals)	6,858	174,605
International Coal Group, Inc.* (Coal)	9,398	38,156
International Flavors & Fragrances, Inc. (Chemicals)	6,350	318,198
International Paper Co. (Forest Products & Paper)	33,528	1,242,883
Kaiser Aluminum Corp. (Mining)	1,016	68,590
Lubrizol Corp. (Chemicals)	5,334	334,228
Lyondell Chemical Co. (Chemicals)	17,780	798,322
Massey Energy Co. (Coal)	5,842	124,727
Meridian Gold, Inc.ADR* (Mining)	7,874	222,283
Minerals Technologies, Inc. (Chemicals)	1,524	98,557
Monsanto Co. (Agriculture)	41,656	2,684,729
Neenah Paper, Inc. (Forest Products & Paper)	1,016	39,350
Newmont Mining Corp. (Mining)	32,766	1,367,980
Nucor Corp. (Iron/Steel)	21,082	1,058,316
Olin Corp. (Chemicals)	5,080	106,020
OM Group, Inc.* (Chemicals)	2,286	110,734
Peabody Energy Corp. (Coal)	20,320	858,723
PPG Industries, Inc. (Chemicals)	12,700	968,629
Praxair, Inc. (Chemicals)	24,638	1,887,764
Reliance Steel & Aluminum Co. (Iron/Steel)	4,826	253,558
Rohm & Haas Co. (Chemicals)	10,922	617,311
RPM, Inc. (Chemicals)	9,144	214,975

Common Stocks, continued
	Shares	Value
RTI International Metals, Inc.* (Mining)	1,778	$140,889
Ryerson, Inc. (Iron/Steel)	1,778	57,056
Schulman (A.), Inc. (Chemicals)	1,778	41,285
Sensient Technologies Corp. (Chemicals)	3,556	90,322
Sigma-Aldrich Corp. (Chemicals)	8,636	391,384
Southern Copper Corp. (Mining)	5,588	629,823
Steel Dynamics, Inc. (Iron/Steel)	7,366	308,856
Stillwater Mining Co.* (Mining)	3,302	30,048
Terra Industries, Inc.* (Chemicals)	7,112	174,457
The Dow Chemical Co. (Chemicals)	74,422	3,235,869
The Mosaic Co.* (Chemicals)	11,176	419,771
Titanium Metals Corp.* (Mining)	10,414	348,036
Tredegar Corp. (Miscellaneous Manufacturing)	2,286	41,971
United States Steel Corp. (Iron/Steel)	9,144	898,764
USEC, Inc.* (Mining)	6,604	110,881
Valspar Corp. (Chemicals)	7,366	203,228
W.R. Grace & Co.* (Chemicals)	4,318	89,167
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,810	42,634
Weyerhaeuser Co. (Forest Products & Paper)	16,764	1,194,267
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,334	110,414

TOTAL COMMON STOCKS (Cost $33,858,483)		40,229,089

Repurchase Agreements (32.1%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $17,147,467 (Collateralized by $17,465,000 of various Federal Home Loan Bank Securities, 4.16%-5.25%, 2/1/10-5/7/10, market value $17,493,787)	$17,145,000	17,145,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,145,000)		17,145,000

TOTAL INVESTMENT SECURITIES (Cost $51,003,483)—107.4%		57,374,089
Net other assets (liabilities)—(7.4%)		(3,944,037)

NET ASSETS—100.0%		$53,430,052

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 8/24/07	$39,936,971	$(3,962,849)

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Agriculture	5.0%
Biotechnology	0.1%
Chemicals	34.9%
Coal	4.0%
Forest Products & Paper	5.7%
Household Products/Wares	0.8%
Iron/Steel	8.3%
Metal Fabricate/Hardware	0.7%
Mining	15.7%
Miscellaneous Manufacturing	0.1%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (73.3%)
	Shares	Value
Affymetrix, Inc.* (Biotechnology)	5,200	$126,776
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,800	162,848
Amgen, Inc.* (Biotechnology)	89,000	4,782,860
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	9,000	418,590
Applera Corp.—Celera Genomics Group* (Biotechnology)	6,000	72,120
Biogen Idec, Inc.* (Biotechnology)	21,200	1,198,648
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,400	133,644
Celgene Corp.* (Biotechnology)	29,000	1,756,240
Charles River Laboratories International, Inc.* (Biotechnology)	5,200	266,136
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,200	96,852
CV Therapeutics, Inc.* (Pharmaceuticals)	4,200	41,622
Enzo Biochem, Inc.* (Biotechnology)	2,800	35,784
Enzon Pharmaceuticals, Inc.* (Biotechnology)	3,400	24,480
Genentech, Inc.* (Biotechnology)	35,400	2,633,052
Genzyme Corp.* (Biotechnology)	18,000	1,135,260
Gilead Sciences, Inc.* (Pharmaceuticals)	71,200	2,650,776
Human Genome Sciences, Inc.* (Biotechnology)	10,200	79,152
Illumina, Inc.* (Biotechnology)	4,000	182,280
ImClone Systems, Inc.* (Pharmaceuticals)	4,600	151,340
Incyte Genomics, Inc.* (Biotechnology)	5,800	30,856
InterMune, Inc.* (Biotechnology)	2,000	42,700
Invitrogen Corp.* (Biotechnology)	3,600	258,480
Medarex, Inc.* (Pharmaceuticals)	9,600	135,936
Millennium Pharmaceuticals, Inc.* (Biotechnology)	24,400	246,196
Myriad Genetics, Inc.* (Biotechnology)	3,200	119,616
Nabi Biopharmaceuticals* (Pharmaceuticals)	4,600	19,596
Nektar Therapeutics* (Biotechnology)	7,000	53,410
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,800	28,476
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,600	100,116
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,400	141,856
PDL BioPharma, Inc.* (Biotechnology)	8,800	206,712
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,800	71,472
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,000	47,360
Techne Corp.* (Healthcare—Products)	2,800	157,528
United Therapeutics Corp.* (Pharmaceuticals)	1,400	97,104
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,000	323,000

TOTAL COMMON STOCKS (Cost $13,005,573)		18,028,874

Repurchase Agreements (25.1%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $6,164,887 (Collateralized by $6,190,000 Federal Home Loan Bank, 5.50%, 10/5/09, market value $6,294,538)	$6,164,000	$6,164,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,164,000)		6,164,000

TOTAL INVESTMENT SECURITIES (Cost $19,169,573)—98.4%		24,192,874
Net other assets (liabilities)—1.6%		403,827

NET ASSETS—100.0%		$24,596,701

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 8/24/07	$18,573,377	$(222,469)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Biotechnology	56.3%
Healthcare—Products	0.6%
Pharmaceuticals	16.4%
Other**	26.7%

**	Included any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.2%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	70	$1,448
Activision, Inc.* (Software)	392	6,707
Alberto-Culver Co. (Cosmetics/Personal Care)	126	2,964
Altria Group, Inc. (Agriculture)	2,968	197,283
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	56	1,355
Anheuser-Busch Cos., Inc. (Beverages)	1,022	49,843
Archer-Daniels-Midland Co. (Agriculture)	840	28,224
ArvinMeritor, Inc. (Auto Parts & Equipment)	98	1,943
Avon Products, Inc. (Cosmetics/Personal Care)	616	22,182
Beazer Homes USA, Inc. (Home Builders)	56	783
Black & Decker Corp. (Hand/Machine Tools)	98	8,484
Blyth, Inc. (Household Products/Wares)	42	937
BorgWarner, Inc. (Auto Parts & Equipment)	84	7,262
Briggs & Stratton Corp. (Machinery—Diversified)	70	1,985
Brown-Forman Corp. (Beverages)	70	4,651
Brunswick Corp. (Leisure Time)	126	3,523
Bunge, Ltd.ADR (Agriculture)	168	15,222
Callaway Golf Co. (Leisure Time)	98	1,591
Campbell Soup Co. (Food)	336	12,375
Carter’s, Inc.* (Apparel)	70	1,482
Centex Corp. (Home Builders)	168	6,268
Champion Enterprises, Inc.* (Home Builders)	112	1,313
Chiquita Brands International, Inc.* (Food)	56	983
Church & Dwight, Inc. (Household Products/Wares)	98	4,808
Clorox Co. (Household Products/Wares)	210	12,697
Coach, Inc.* (Apparel)	518	23,548
Coca-Cola Co. (Beverages)	3,010	156,851
Coca-Cola Enterprises, Inc. (Beverages)	392	8,883
Colgate-Palmolive Co. (Cosmetics/Personal Care)	728	48,048
ConAgra Foods, Inc. (Food)	700	17,745
Constellation Brands, Inc.* (Beverages)	294	6,447
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	84	1,931
Corn Products International, Inc. (Food)	98	4,373
Crocs, Inc.* (Apparel)	112	6,644
D.R. Horton, Inc. (Home Builders)	392	6,397
Dean Foods Co. (Food)	182	5,236
Del Monte Foods Co. (Food)	280	3,248
Eastman Kodak Co. (Miscellaneous Manufacturing)	406	10,252
Electronic Arts, Inc.* (Software)	434	21,110
Energizer Holdings, Inc.* (Electrical Components & Equipment)	84	8,476
Ethan Allen Interiors, Inc. (Home Furnishings)	42	1,435
Fleetwood Enterprises, Inc.* (Home Builders)	84	795
Flowers Foods, Inc. (Food)	124	2,542
Ford Motor Co.* (Auto Manufacturers)	2,576	21,922
Fossil, Inc.* (Household Products/Wares)	70	1,789
Furniture Brands International, Inc. (Home Furnishings)	70	771
Garmin, Ltd.ADR (Electronics)	168	14,095
General Mills, Inc. (Food)	490	27,254
General Motors Corp. (Auto Manufacturers)	700	22,680
Gentex Corp. (Electronics)	196	3,869
Genuine Parts Co. (Distribution/Wholesale)	238	11,324
Hanesbrands, Inc.* (Apparel)	140	4,341
Hansen Natural Corp.* (Beverages)	98	3,974
Harley-Davidson, Inc. (Leisure Time)	364	20,864
Harman International Industries, Inc. (Home Furnishings)	98	11,368
Hasbro, Inc. (Toys/Games/Hobbies)	196	5,492

Common Stocks, continued
	Shares	Value
Heinz (H.J.) Co. (Food)	434	$18,992
Herbalife, Ltd.ADR (Pharmaceuticals)	70	2,869
Herman Miller, Inc. (Office Furnishings)	98	2,992
HNI Corp. (Office Furnishings)	56	2,286
Hormel Foods Corp. (Food)	112	3,855
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	70	927
Interface, Inc.—Class A (Office Furnishings)	70	1,290
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	42	996
Jarden Corp.* (Household Products/Wares)	84	3,035
JM Smucker Co. (Food)	84	4,688
Johnson Controls, Inc. (Auto Parts & Equipment)	280	31,682
Jones Apparel Group, Inc. (Apparel)	154	3,844
KB Home (Home Builders)	112	3,563
Kellogg Co. (Food)	350	18,134
Kellwood Co. (Apparel)	28	718
Kimberly-Clark Corp. (Household Products/Wares)	644	43,322
Kraft Foods, Inc. (Food)	2,268	74,277
La-Z-Boy, Inc. (Home Furnishings)	70	701
Lancaster Colony Corp. (Miscellaneous Manufacturing)	42	1,626
Lear Corp.* (Auto Parts & Equipment)	98	3,291
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	252	5,224
Lennar Corp.—Class A (Home Builders)	182	5,580
Lennar Corp.—Class B (Home Builders)	14	410
Liz Claiborne, Inc. (Apparel)	154	5,412
Loews Corp.—Carolina Group (Agriculture)	154	11,672
M.D.C. Holdings, Inc. (Home Builders)	56	2,576
Martek Biosciences Corp.* (Biotechnology)	42	1,076
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	84	2,035
Mattel, Inc. (Toys/Games/Hobbies)	560	12,830
McCormick & Co., Inc. (Food)	154	5,261
Meritage Homes Corp.* (Home Builders)	28	546
Modine Manufacturing Co. (Auto Parts & Equipment)	42	1,075
Mohawk Industries, Inc.* (Textiles)	84	7,561
Molson Coors Brewing Co.—Class B (Beverages)	112	9,961
Monaco Coach Corp. (Home Builders)	42	586
NBTY, Inc.* (Pharmaceuticals)	84	3,657
Newell Rubbermaid, Inc. (Housewares)	392	10,368
NIKE, Inc.—Class B (Apparel)	490	27,661
Nu Skin Enterprises, Inc. (Retail)	70	1,086
Nutri/System, Inc.* (Commercial Services)	42	2,340
NVR, Inc.* (Home Builders)	14	8,099
Oakley, Inc. (Healthcare—Products)	42	1,184
PepsiAmericas, Inc. (Beverages)	98	2,712
PepsiCo, Inc. (Beverages)	2,310	151,582
Phillips-Van Heusen Corp. (Apparel)	84	4,373
Pilgrim’s Pride Corp. (Food)	56	1,886
Polaris Industries, Inc. (Leisure Time)	56	2,764
Pool Corp. (Distribution/Wholesale)	70	2,353
Procter & Gamble Co. (Cosmetics/Personal Care)	4,494	277,999
Pulte Homes, Inc. (Home Builders)	294	5,686
Quiksilver, Inc.* (Apparel)	182	2,335
Ralcorp Holdings, Inc.* (Food)	42	2,182
Reynolds American, Inc. (Agriculture)	238	14,558
Sara Lee Corp. (Food)	1,036	16,421
Select Comfort Corp.* (Retail)	70	1,116
Smithfield Foods, Inc.* (Food)	182	5,653
Snap-on, Inc. (Hand/Machine Tools)	84	4,396
Standard Pacific Corp. (Home Builders)	98	1,451

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Steelcase, Inc.—Class A (Office Furnishings)	98	$1,706
Superior Industries International, Inc. (Auto Parts & Equipment)	28	518
Take-Two Interactive Software, Inc.* (Software)	98	1,728
Tempur-Pedic International, Inc. (Home Furnishings)	112	3,489
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	168	7,563
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266	7,640
The Hain Celestial Group, Inc.* (Food)	56	1,517
The Hershey Co. (Food)	224	10,326
The Nautilus Group, Inc. (Leisure Time)	42	413
The Pepsi Bottling Group, Inc. (Beverages)	182	6,090
The Ryland Group, Inc. (Home Builders)	56	1,862
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	56	2,295
The Stanley Works (Hand/Machine Tools)	112	6,197
The Stride Rite Corp. (Apparel)	56	1,141
The Timberland Co.—Class A* (Apparel)	70	1,664
Thor Industries, Inc. (Home Builders)	56	2,297
THQ, Inc.* (Software)	98	2,818
Toll Brothers, Inc.* (Home Builders)	196	4,298
Tootsie Roll Industries, Inc. (Food)	27	676
TreeHouse Foods, Inc.* (Food)	42	941
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	70	2,301
Tupperware Corp. (Household Products/Wares)	84	2,185
Tyson Foods, Inc.—Class A (Food)	406	8,648
Under Armour, Inc.—Class A* (Retail)	42	2,579
Universal Corp. (Agriculture)	42	2,319
UST, Inc. (Agriculture)	224	11,995
V. F. Corp. (Apparel)	126	10,810
Visteon Corp.* (Auto Parts & Equipment)	182	1,168
WABCO Holdings Inc.* (Auto Parts & Equipment)	42	2,016
WCI Communities, Inc.* (Home Builders)	42	371
WD-40 Co. (Household Products/Wares)	28	929
Weight Watchers International, Inc. (Commercial Services)	56	2,717
Whirlpool Corp. (Home Furnishings)	112	11,436
Winnebago Industries, Inc. (Home Builders)	42	1,133
Wolverine World Wide, Inc. (Apparel)	84	2,273
Wrigley (Wm.) Jr. Co. (Food)	308	17,765

TOTAL COMMON STOCKS (Cost $1,511,564)		1,872,596

Repurchase Agreements (24.4%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $609,088 (Collateralized by $626,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $622,351)	$609,000	609,000

TOTAL REPURCHASE AGREEMENTS (Cost $609,000)		609,000

TOTAL INVESTMENT SECURITIES (Cost $2,120,564)—99.6%		2,481,596
Net other assets (liabilities)—0.4%		10,576

NET ASSETS—100.0%		$2,492,172

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index expiring 8/24/07	$1,870,542	$(60,925)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Agriculture	11.3%
Apparel	3.9%
Auto Manufacturers	1.8%
Auto Parts & Equipment	2.5%
Beverages	16.2%
Biotechnology	NM
Commercial Services	0.2%
Cosmetics/Personal Care	14.4%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.8%
Food	10.6%
Hand/Machine Tools	0.8%
Healthcare—Products	0.1%
Home Builders	2.1%
Home Furnishings	1.2%
Household Products/Wares	2.9%
Housewares	0.4%
Leisure Time	1.1%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.4%
Pharmaceuticals	0.2%
Retail	0.1%
Software	1.4%
Textiles	0.3%
Toys/Games/Hobbies	0.8%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.1%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	30	$2,097
Advance Auto Parts, Inc. (Retail)	42	1,460
Aeropostale, Inc.* (Retail)	18	685
Amazon.com, Inc.* (Internet)	108	8,482
American Eagle Outfitters, Inc. (Retail)	72	1,747
American Greetings Corp.—Class A (Household Products/Wares)	18	445
AmerisourceBergen Corp. (Pharmaceuticals)	72	3,392
AMR Corp.* (Airlines)	84	2,073
AnnTaylor Stores Corp.* (Retail)	24	754
Apollo Group, Inc.—Class A* (Commercial Services)	54	3,192
Applebee’s International, Inc. (Retail)	30	738
aQuantive, Inc.* (Internet)	24	1,588
Arbitron, Inc. (Commercial Services)	12	598
AutoNation, Inc.* (Retail)	54	1,052
AutoZone, Inc.* (Retail)	18	2,283
Avid Technology, Inc.* (Software)	18	578
Avis Budget Group, Inc.* (Commercial Services)	36	924
Bally Technologies, Inc.* (Entertainment)	18	443
Barnes & Noble, Inc. (Retail)	18	604
Bed Bath & Beyond, Inc.* (Retail)	102	3,533
Belo Corp.—Class A (Media)	30	537
Best Buy Co., Inc. (Retail)	144	6,421
Big Lots, Inc.* (Retail)	42	1,086
BJ’s Wholesale Club, Inc.* (Retail)	24	815
Bob Evans Farms, Inc. (Retail)	12	389
Borders Group, Inc. (Retail)	24	393
Boyd Gaming Corp. (Lodging)	24	1,058
Brinker International, Inc. (Retail)	42	1,131
Cablevision Systems Corp.—Class A* (Media)	84	2,990
Cardinal Health, Inc. (Pharmaceuticals)	144	9,465
Career Education Corp.* (Commercial Services)	36	1,068
Carmax, Inc.* (Retail)	78	1,867
Carnival Corp.ADR (Leisure Time)	156	6,912
Casey’s General Stores, Inc. (Retail)	18	449
Catalina Marketing Corp. (Advertising)	12	362
CBS Corp.—Class B (Media)	234	7,423
CEC Entertainment, Inc.* (Retail)	12	354
Charming Shoppes, Inc.* (Retail)	48	474
Charter Communications, Inc.—Class A* (Media)	138	560
Cheesecake Factory, Inc.* (Retail)	24	591
Chemed Corp. (Commercial Services)	12	759
Chico’s FAS, Inc.* (Retail)	66	1,278
Choice Hotels International, Inc. (Lodging)	12	434
Circuit City Stores, Inc. (Retail)	60	714
Clear Channel Communications, Inc. (Media)	168	6,199
CNET Networks, Inc.* (Internet)	48	361
Coldwater Creek, Inc.* (Retail)	24	473
Comcast Corp.—Special Class A* (Media)	1,092	28,687
Continental Airlines, Inc.—Class B* (Airlines)	36	1,134
Copart, Inc.* (Retail)	24	675
Corinthian Colleges, Inc.* (Commercial Services)	30	404
Costco Wholesale Corp. (Retail)	162	9,688
CVS Corp. (Retail)	576	20,269
Darden Restaurants, Inc. (Retail)	48	2,043
DeVry, Inc. (Commercial Services)	24	778
Dick’s Sporting Goods, Inc.* (Retail)	12	675
Dillards, Inc.—Class A (Retail)	24	717
DIRECTV Group, Inc.* (Media)	300	6,723
Discovery Holding Co.—Class A* (Media)	96	2,277
Dollar Tree Stores, Inc.* (Retail)	36	1,377

Common Stocks, continued
	Shares	Value
Dow Jones & Co., Inc. (Media)	18	$1,033
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	18	558
Dun & Bradstreet Corp. (Software)	24	2,346
eBay, Inc.* (Internet)	378	12,247
EchoStar Communications Corp.—Class A* (Media)	78	3,299
Expedia, Inc.* (Internet)	84	2,235
FactSet Research Systems, Inc. (Computers)	18	1,188
Family Dollar Stores, Inc. (Retail)	54	1,599
Foot Locker, Inc. (Retail)	60	1,114
GameStop Corp.—Class A* (Retail)	54	2,179
Gannett Co., Inc. (Media)	84	4,192
Gaylord Entertainment Co.* (Lodging)	18	900
Gemstar-TV Guide International, Inc.* (Media)	90	517
Getty Images, Inc.* (Advertising)	18	809
GUESS?, Inc. (Apparel)	18	855
Guitar Center, Inc.* (Retail)	12	697
H & R Block, Inc. (Commercial Services)	108	2,155
Harrah’s Entertainment, Inc. (Lodging)	66	5,590
Harte-Hanks, Inc. (Advertising)	18	424
Hertz Global Holdings, Inc.* (Commercial Services)	30	672
Hilton Hotels Corp. (Lodging)	132	5,836
Home Depot, Inc. (Retail)	726	26,985
IAC/InterActiveCorp* (Internet)	72	2,069
Idearc, Inc. (Media)	54	1,874
International Game Technology (Entertainment)	120	4,238
International Speedway Corp. (Entertainment)	12	575
Interpublic Group of Cos., Inc.* (Advertising)	174	1,825
ITT Educational Services, Inc.* (Commercial Services)	12	1,268
J. Crew Group, Inc.* (Retail)	18	905
J.C. Penney Co., Inc. (Holding Company) (Retail)	72	4,899
Jack in the Box, Inc.* (Retail)	12	768
JetBlue Airways Corp.* (Airlines)	60	591
John Wiley & Sons, Inc. (Media)	18	761
Kohls Corp.* (Retail)	108	6,566
Kroger Co. (Food)	240	6,230
Laidlaw International (Transportation)	30	1,020
Lamar Advertising Co. (Advertising)	24	1,429
Las Vegas Sands Corp.* (Lodging)	36	3,141
Laureate Education, Inc.* (Commercial Services)	18	1,110
Liberty Global, Inc.—Class A* (Media)	66	2,767
Liberty Global, Inc.—Series C* (Media)	72	2,869
Liberty Media Holding Corp.—Capital Series A* (Media)	48	5,494
Liberty Media Holding Corp.—Interactive Series A* (Internet)	234	4,902
LIFE TIME FITNESS, Inc.* (Leisure Time)	12	617
Limited, Inc. (Retail)	126	3,043
Live Nation, Inc.* (Commercial Services)	24	477
Longs Drug Stores Corp. (Retail)	12	580
Lowe’s Cos., Inc. (Retail)	552	15,462
Macy’s, Inc. (Retail)	168	6,060
Marriott International, Inc.—Class A (Lodging)	126	5,235
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	12	459
McDonald’s Corp. (Retail)	444	21,254
McGraw-Hill Cos., Inc. (Media)	126	7,623
McKesson Corp. (Commercial Services)	108	6,238
Meredith Corp. (Media)	12	678

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
MGM Grand, Inc.* (Commercial Services)	42	$3,071
NAVTEQ* (Software)	36	1,949
News Corp.—Class A (Media)	846	17,868
Nordstrom, Inc. (Retail)	78	3,711
O’Reilly Automotive, Inc.* (Retail)	42	1,399
Office Depot, Inc.* (Retail)	102	2,546
OfficeMax, Inc. (Retail)	30	986
Omnicare, Inc. (Pharmaceuticals)	42	1,393
Omnicom Group, Inc. (Advertising)	120	6,224
Orient-Express Hotels, Ltd.—Class A (Lodging)	18	836
Pacific Sunwear of California, Inc.* (Retail)	24	432
Panera Bread Co.—Class A* (Retail)	12	488
Payless ShoeSource, Inc.* (Retail)	24	639
Penn National Gaming* (Entertainment)	24	1,380
Petsmart, Inc. (Retail)	48	1,552
Pinnacle Entertainment, Inc.* (Entertainment)	24	636
Polo Ralph Lauren Corp. (Apparel)	24	2,144
Priceline.com, Inc.* (Internet)	12	766
R.H. Donnelley Corp.* (Advertising)	24	1,501
RadioShack Corp. (Retail)	48	1,206
Regal Entertainment Group—Class A (Entertainment)	30	642
Regis Corp. (Retail)	18	627
Rent-A—Center, Inc.* (Commercial Services)	24	466
Rite Aid Corp.* (Retail)	288	1,587
Ross Stores, Inc. (Retail)	54	1,562
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	48	1,849
Ruby Tuesday, Inc. (Retail)	18	401
Safeway, Inc. (Food)	162	5,163
Saks, Inc. (Retail)	48	888
Scholastic Corp.* (Media)	12	386
Scientific Games Corp.—Class A* (Entertainment)	24	823
Sears Holdings Corp.* (Retail)	36	4,924
Sequa Corp.—Class A (Commercial Services)	108	1,309
Sirius Satellite Radio, Inc.* (Media)	486	1,463
SkyWest, Inc. (Airlines)	24	535
Sonic Corp.* (Retail)	24	496
Sotheby’s (Commercial Services)	24	1,026
Southwest Airlines Co. (Airlines)	288	4,510
Staples, Inc. (Retail)	264	6,077
Starbucks Corp.* (Retail)	270	7,204
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	78	4,911
Station Casinos, Inc. (Lodging)	18	1,558
Strayer Education, Inc. (Commercial Services)	6	909
SuperValu, Inc. (Food)	78	3,250
Sysco Corp. (Food)	228	7,269
Target Corp. (Retail)	288	17,444
The Children’s Place Retail Stores, Inc.* (Retail)	6	205
The E.W. Scripps Co.—Class A (Media)	30	1,229
The Gap, Inc. (Retail)	216	3,715
The Gymboree Corp.* (Apparel)	12	517
The McClatchy Co.—Class A (Media)	18	440
The Men’s Wearhouse, Inc. (Retail)	18	889
The New York Times Co.—Class A (Media)	54	1,234
Tiffany & Co. (Retail)	48	2,316
Time Warner Cable, Inc.—Class A* (Media)	60	2,293
Time Warner, Inc. (Media)	1,398	26,926
TJX Cos., Inc. (Retail)	168	4,662
Tractor Supply Co.* (Retail)	12	570
Tribune Co. (Media)	18	503

Common Stocks, continued
	Shares	Value
Tween Brands, Inc.* (Retail)	12	$459
UAL Corp.* (Airlines)	36	1,589
Urban Outfitters, Inc.* (Retail)	42	843
US Airways Group, Inc.* (Airlines)	24	744
Vail Resorts, Inc.* (Entertainment)	12	643
ValueClick, Inc.* (Internet)	36	770
VCA Antech, Inc.* (Pharmaceuticals)	30	1,180
Viacom, Inc.—Class B* (Media)	216	8,273
Wal-Mart Stores, Inc. (Retail)	936	43,009
Walgreen Co. (Retail)	372	16,435
Walt Disney Co. (Media)	684	22,572
Washington Post Co.—Class B (Media)	6	4,745
Wendy’s International, Inc. (Retail)	30	1,051
Whole Foods Market, Inc. (Food)	54	2,000
Williams Sonoma, Inc. (Retail)	30	924
WMS Industries, Inc.* (Leisure Time)	18	470
Wyndham Worldwide Corp.* (Lodging)	66	2,221
Wynn Resorts, Ltd. (Lodging)	30	2,897
XM Satellite Radio Holdings, Inc.—Class A* (Media)	114	1,305
YUM! Brands, Inc. (Retail)	192	6,152
Zale Corp.* (Retail)	18	382

TOTAL COMMON STOCKS (Cost $568,675)		659,304

Repurchase Agreements (34.5%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $303,044 (Collateralized by $312,000 Federal Home Loan Mortgage Corp., 3.875%, 6/15/08, market value $310,181)	$303,000	303,000

TOTAL REPURCHASE AGREEMENTS (Cost $303,000)		303,000

TOTAL INVESTMENT SECURITIES (Cost $871,675)—109.6%		962,304
Net other assets (liabilities)—(9.6%)		(84,557)

NET ASSETS—100.0%		$877,747

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 8/24/07	$658,890	$(37,048)

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	1.4%
Airlines	1.3%
Apparel	0.4%
Commercial Services	2.9%
Computers	0.1%
Entertainment	1.3%
Food	2.7%
Household Products/Wares	0.1%
Internet	3.7%
Leisure Time	1.2%
Lodging	3.8%
Media	20.1%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.7%
Retail	33.6%
Software	0.6%
Transportation	0.1%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.3%)
	Shares	Value
ACE, Ltd.ADR (Insurance)	564	$32,554
Affiliated Managers Group, Inc.* (Diversified Financial Services)	47	5,662
AFLAC, Inc. (Insurance)	846	44,093
Alexandria Real Estate Equities, Inc. (REIT)	47	4,048
Allstate Corp. (Insurance)	1,034	54,957
AMB Property Corp. (REIT)	188	10,017
Ambac Financial Group, Inc. (Insurance)	188	12,624
American Express Co. (Diversified Financial Services)	1,833	107,304
American Financial Group, Inc. (Insurance)	141	3,961
American International Group, Inc. (Insurance)	3,901	250,366
American National Insurance Co. (Insurance)	47	7,028
AmeriCredit Corp.* (Diversified Financial Services)	188	3,824
Ameriprise Financial, Inc. (Diversified Financial Services)	376	22,662
Annaly Mortgage Management, Inc. (REIT)	470	6,791
AON Corp. (Insurance)	423	16,937
Apartment Investment and Management Co.—Class A (REIT)	188	7,943
Arch Capital Group, Ltd.ADR* (Insurance)	94	6,548
Archstone-Smith Trust (REIT)	376	21,586
Arthur J. Gallagher & Co. (Insurance)	188	5,185
Aspen Insurance Holdings, Ltd. (Insurance)	141	3,447
Associated Banc-Corp (Banks)	188	5,403
Assurant, Inc. (Insurance)	188	9,535
Astoria Financial Corp. (Savings & Loans)	141	3,321
Avalonbay Communities, Inc. (REIT)	141	15,224
Axis Capital Holdings, Ltd.ADR (Insurance)	235	8,660
Bank of America Corp. (Banks)	7,755	367,742
Bank of Hawaii Corp. (Banks)	94	4,514
Bank Of New York Co Mellon Corp. (Banks)	1,974	83,994
BB&T Corp. (Banks)	940	35,175
Bear Stearns Cos., Inc. (Diversified Financial Services)	188	22,789
BlackRock, Inc.—Class A (Diversified Financial Services)	47	7,496
Boston Properties, Inc. (REIT)	188	17,764
Brandywine Realty Trust (REIT)	141	3,401
BRE Properties, Inc.—Class A (REIT)	94	4,750
Brookfield Properties Corp.ADR (Real Estate)	376	8,498
Brown & Brown, Inc. (Insurance)	188	4,832
Camden Property Trust (REIT)	94	5,166
Capital One Financial Corp. (Diversified Financial Services)	705	49,886
CapitalSource, Inc. (Diversified Financial Services)	235	4,465
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	329	11,489
CBL & Associates Properties, Inc. (REIT)	94	2,998
Chubb Corp. (Insurance)	705	35,539
Cincinnati Financial Corp. (Insurance)	282	11,054
CIT Group, Inc. (Diversified Financial Services)	329	13,548
Citigroup, Inc. (Diversified Financial Services)	8,554	398,360
City National Corp. (Banks)	47	3,327
CME Group Inc. (Diversified Financial Services)	47	25,967
Colonial Properties Trust (REIT)	94	3,251
Comerica, Inc. (Banks)	282	14,850
Commerce Bancorp, Inc. (Banks)	329	11,005
Commerce Bancshares, Inc. (Banks)	141	6,267
Compass Bancshares, Inc. (Banks)	235	16,281
Conseco, Inc.* (Insurance)	282	5,130

Common Stocks, continued
	Shares	Value
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,034	$29,128
Crescent Real Estate Equities Co. (REIT)	188	4,245
Cullen/Frost Bankers, Inc. (Banks)	94	4,669
Developers Diversified Realty Corp. (REIT)	235	11,280
Digital Realty Trust, Inc. (REIT)	94	3,116
Discover Financial Services* (Diversified Financial Services)	799	18,417
Douglas Emmett, Inc. (REIT)	188	4,335
Duke-Weeks Realty Corp. (REIT)	235	7,682
E* TRADE Financial Corp.* (Diversified Financial Services)	752	13,927
East West Bancorp, Inc. (Banks)	94	3,446
Eaton Vance Corp. (Diversified Financial Services)	235	9,837
Edwards (A.G.), Inc. (Diversified Financial Services)	141	11,401
Endurance Specialty Holdings, Ltd.ADR (Insurance)	94	3,516
Equifax, Inc. (Commercial Services)	282	11,410
Equity Residential Properties Trust (REIT)	517	20,582
Erie Indemnity Co.—Class A (Insurance)	94	4,854
Essex Property Trust, Inc. (REIT)	47	5,056
Everest Re Group, Ltd.ADR (Insurance)	94	9,235
Fannie Mae (Diversified Financial Services)	1,645	98,437
Federal Realty Investment Trust (REIT)	94	7,063
Federated Investors, Inc.—Class B (Diversified Financial Services)	188	6,770
Fidelity National Title Group, Inc.—Class A (Insurance)	376	7,855
Fifth Third Bancorp (Banks)	799	29,475
First American Financial Corp. (Insurance)	141	6,527
First Horizon National Corp. (Banks)	235	7,454
Forest City Enterprises, Inc.—Class A (Real Estate)	94	5,115
Franklin Resources, Inc. (Diversified Financial Services)	282	35,918
Freddie Mac (Diversified Financial Services)	1,128	64,601
Fulton Financial Corp. (Banks)	282	3,728
General Growth Properties, Inc. (REIT)	376	18,040
Genworth Financial, Inc.—Class A (Diversified Financial Services)	752	22,951
Hanover Insurance Group, Inc. (Insurance)	94	4,126
Hartford Financial Services Group, Inc. (Insurance)	564	51,815
HCC Insurance Holdings, Inc. (Insurance)	188	5,505
Health Care Property Investors, Inc. (REIT)	376	10,242
Health Care REIT, Inc. (REIT)	141	5,176
Highwoods Properties, Inc. (REIT)	94	3,058
Hospitality Properties Trust (REIT)	141	5,409
Host Marriott Corp. (REIT)	893	18,860
HRPT Properties Trust (REIT)	376	3,516
Hudson City Bancorp, Inc. (Savings & Loans)	893	10,912
Huntington Bancshares, Inc. (Banks)	564	10,829
IndyMac Bancorp, Inc. (Diversified Financial Services)	141	3,102
IntercontinentalExchange, Inc.* (Diversified Financial Services)	94	14,206
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	47	3,088
IPC Holdings, Ltd.ADR (Insurance)	94	2,332
iStar Financial, Inc. (REIT)	235	8,538
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,875	258,559

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Janus Capital Group, Inc. (Diversified Financial Services)	329	$9,890
Jefferies Group, Inc. (Diversified Financial Services)	188	4,939
Jones Lang LaSalle, Inc. (Real Estate)	47	5,160
KeyCorp (Banks)	658	22,826
Kilroy Realty Corp. (REIT)	47	3,028
Kimco Realty Corp. (REIT)	376	14,036
Lazard, Ltd.—Class AADR (Diversified Financial Services)	94	3,481
Legg Mason, Inc. (Diversified Financial Services)	235	21,150
Liberty Property Trust (REIT)	141	5,289
Lincoln National Corp. (Insurance)	470	28,350
Loews Corp. (Insurance)	799	37,873
M&T Bank Corp. (Banks)	141	14,987
Mack-Cali Realty Corp. (REIT)	94	3,628
Marsh & McLennan Cos., Inc. (Insurance)	940	25,897
Marshall & Ilsley Corp. (Banks)	423	17,432
MasterCard, Inc.—Class A (Software)	94	15,115
MBIA, Inc. (Insurance)	235	13,183
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,410	104,622
MetLife, Inc. (Insurance)	799	48,116
MGIC Investment Corp. (Insurance)	141	5,451
Moneygram International, Inc. (Software)	141	3,608
Moody’s Corp. (Commercial Services)	423	22,757
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,645	105,066
Nasdaq Stock Market, Inc.* (Diversified Financial Services)	188	5,785
National City Corp. (Banks)	940	27,627
Nationwide Financial Services (Insurance)	94	5,350
Nationwide Health Properties, Inc. (REIT)	141	3,360
New York Community Bancorp (Savings & Loans)	470	7,628
Northern Trust Corp. (Banks)	329	20,549
Nuveen Investments—Class A (Diversified Financial Services)	141	8,621
NYSE Euronext (Diversified Financial Services)	329	25,340
Ohio Casualty Corp. (Insurance)	94	4,081
Old Republic International Corp. (Insurance)	376	6,896
PartnerRe, Ltd.ADR (Insurance)	94	6,677
People’s United Financial, Inc. (Banks)	235	3,788
Philadelphia Consolidated Holding Corp.* (Insurance)	94	3,397
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	94	3,121
Plum Creek Timber Co., Inc. (Forest Products & Paper)	282	10,959
PMI Group, Inc. (Insurance)	141	4,804
PNC Financial Services Group (Banks)	611	40,723
Popular, Inc. (Banks)	423	5,579
Post Properties, Inc. (REIT)	94	4,140
Principal Financial Group, Inc. (Insurance)	470	26,503
Progressive Corp. (Insurance)	1,175	24,651
Prologis (REIT)	423	24,069
Protective Life Corp. (Insurance)	94	4,044
Prudential Financial, Inc. (Insurance)	799	70,815
Public Storage, Inc. (REIT)	235	16,471
Radian Group, Inc. (Insurance)	141	4,753

Common Stocks, continued
	Shares	Value
Raymond James Financial Corp. (Diversified Financial Services)	188	$5,766
Rayonier, Inc. (Forest Products & Paper)	141	5,970
Realty Income Corp. (REIT)	188	4,412
Regency Centers Corp. (REIT)	141	9,147
Regions Financial Corp. (Banks)	1,222	36,746
RenaissanceRe HoldingsADR (Insurance)	94	5,405
SAFECO Corp. (Insurance)	188	10,992
Schwab (Diversified Financial Services)	1,786	35,952
SEI Investments Co. (Software)	282	7,687
Simon Property Group, Inc. (REIT)	376	32,535
SL Green Realty Corp. (REIT)	94	11,413
SLM Corp. (Diversified Financial Services)	705	34,665
Sovereign Bancorp, Inc. (Savings & Loans)	564	10,795
St. Joe Co. (Real Estate)	141	5,716
StanCorp Financial Group, Inc. (Insurance)	94	4,414
State Street Corp. (Banks)	658	44,106
SunTrust Banks, Inc. (Banks)	611	47,841
Synovus Financial Corp. (Banks)	470	13,141
T. Rowe Price Group, Inc. (Diversified Financial Services)	470	24,501
Taubman Centers, Inc. (REIT)	94	4,520
TCF Financial Corp. (Banks)	235	5,779
TD Ameritrade Holding Corp.* (Diversified Financial Services)	423	7,170
The Colonial BancGroup, Inc. (Banks)	282	6,150
The Commerce Group, Inc. (Insurance)	94	2,701
The First Marblehead Corp. (Diversified Financial Services)	94	3,098
The Goldman Sachs Group, Inc. (Diversified Financial Services)	658	123,928
The Macerich Co. (REIT)	141	10,314
The Travelers Companies, Inc. (Insurance)	1,128	57,280
Thornburg Mortgage Asset Corp. (REIT)	188	4,779
Torchmark Corp. (Insurance)	141	8,677
U.S. Bancorp (Banks)	3,008	90,090
UDR, Inc. (REIT)	235	5,426
UnionBanCal Corp. (Banks)	94	5,194
Unitrin, Inc. (Insurance)	94	3,984
UnumProvident Corp. (Insurance)	611	14,847
Valley National Bancorp (Banks)	188	3,980
Ventas, Inc. (REIT)	235	7,666
Vornado Realty Trust (REIT)	235	25,152
W.R. Berkley Corp. (Insurance)	329	9,679
Wachovia Corp. (Banks)	3,290	155,321
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	141	3,555
Washington Federal, Inc. (Savings & Loans)	141	3,177
Washington Mutual, Inc. (Savings & Loans)	1,504	56,445
Webster Financial Corp. (Banks)	94	4,085
Weingarten Realty Investors (REIT)	141	5,162
Wells Fargo & Co. (Banks)	5,405	182,527
Willis Group Holdings, Ltd.ADR (Insurance)	188	7,631
Wilmington Trust Corp. (Banks)	94	3,660
XL Capital, Ltd.—Class A (Insurance)	282	21,957
Zions Bancorp (Banks)	188	14,015

TOTAL COMMON STOCKS (Cost $3,750,176)		4,873,329

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (29.8%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $1,930,278 (Collateralized by $1,967,000 of various U.S. Government Agency Obligations, 3.875%-5.50%, 6/15/08-6/14/10, market value $1,971,519)	$1,930,000	$1,930,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,930,000)		1,930,000

TOTAL INVESTMENT SECURITIES (Cost $5,680,176)—105.1%		6,803,329
Net other assets (liabilities)—(5.1%)		(327,055)

NET ASSETS—100.0%		$6,476,274

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 8/24/07	$4,884,800	$(292,981)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Banks	21.4%
Commercial Services	0.5%
Diversified Financial Services	26.9%
Forest Products & Paper	0.3%
Insurance	16.8%
REIT	6.9%
Real Estate	0.6%
Savings & Loans	1.5%
Software	0.4%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.1%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	9,009	$456,666
Abraxis Bioscience, Inc.* (Pharmaceuticals)	99	1,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	198	7,328
Advanced Medical Optics, Inc.* (Healthcare—Products)	396	11,971
Aetna, Inc. (Healthcare—Services)	2,970	142,768
Affymetrix, Inc.* (Biotechnology)	396	9,654
Alcon, Inc.ADR (Healthcare—Products)	495	67,568
Alexion Pharmaceuticals, Inc.* (Biotechnology)	198	11,516
Alkermes, Inc.* (Pharmaceuticals)	594	8,459
Allergan, Inc. (Pharmaceuticals)	1,782	103,588
Alpharma, Inc.—Class A (Pharmaceuticals)	297	7,363
American Medical Systems Holdings, Inc.* (Healthcare—Products)	396	7,239
AMERIGROUP Corp.* (Healthcare—Services)	297	8,221
Amgen, Inc.* (Biotechnology)	6,831	367,098
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	693	32,231
Applera Corp.—Applied Biosystems Group (Electronics)	1,089	33,999
Applera Corp.-Celera Genomics Group* (Biotechnology)	495	5,950
Apria Healthcare Group, Inc.* (Healthcare—Services)	297	7,787
ArthroCare Corp.* (Healthcare—Products)	198	10,023
Bard (C.R.), Inc. (Healthcare—Products)	594	46,611
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	594	30,425
Bausch & Lomb, Inc. (Healthcare—Products)	297	18,987
Baxter International, Inc. (Healthcare—Products)	3,762	197,881
Beckman Coulter, Inc. (Healthcare—Products)	396	28,045
Becton, Dickinson & Co. (Healthcare—Products)	1,386	105,835
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	99	7,342
Biogen Idec, Inc.* (Biotechnology)	1,980	111,949
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	594	10,728
Boston Scientific Corp.* (Healthcare—Products)	8,019	105,450
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,484	326,260
Brookdale Senior Living, Inc. (Healthcare—Services)	297	11,883
Celgene Corp.* (Biotechnology)	2,178	131,900
Centene Corp.* (Healthcare—Services)	297	6,418
Cephalon, Inc.* (Pharmaceuticals)	396	29,755
Charles River Laboratories International, Inc.* (Biotechnology)	396	20,267
CIGNA Corp. (Insurance)	1,683	86,910
Community Health Systems, Inc.* (Healthcare—Services)	594	23,107
Cooper Cos., Inc. (Healthcare—Products)	297	14,889
Covance, Inc.* (Healthcare—Services)	396	27,946
Coventry Health Care, Inc.* (Healthcare—Services)	891	49,727
Covidien, Ltd.ADR* (Healthcare—Products)	2,871	117,567
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	297	6,849
CV Therapeutics, Inc.* (Pharmaceuticals)	297	2,943
Cyberonics, Inc.* (Healthcare—Products)	99	1,386
CYTYC Corp.* (Healthcare—Products)	693	29,175
Dade Behring Holdings, Inc. (Healthcare—Products)	495	37,051
Datascope Corp. (Healthcare—Products)	99	3,407
DaVita, Inc.* (Healthcare—Services)	594	31,446

Common Stocks, continued
	Shares	Value
DENTSPLY International, Inc. (Healthcare—Products)	792	$28,900
Edwards Lifesciences Corp.* (Healthcare—Products)	297	13,650
Eli Lilly & Co. (Pharmaceuticals)	5,643	305,230
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	792	26,936
Enzo Biochem, Inc.* (Biotechnology)	198	2,530
Enzon Pharmaceuticals, Inc.* (Biotechnology)	297	2,138
Express Scripts, Inc.* (Pharmaceuticals)	1,386	69,480
Forest Laboratories, Inc.* (Pharmaceuticals)	1,881	75,616
Gen-Probe, Inc.* (Healthcare—Products)	297	18,714
Genentech, Inc.* (Biotechnology)	2,673	198,818
Genzyme Corp.* (Biotechnology)	1,485	93,659
Gilead Sciences, Inc.* (Pharmaceuticals)	5,346	199,032
Haemonetics Corp.* (Healthcare—Products)	198	9,785
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,386	11,171
Health Net, Inc.* (Healthcare—Services)	693	34,331
HEALTHSOUTH Corp.* (Healthcare—Services)	495	7,821
Healthways, Inc.* (Healthcare—Services)	198	8,653
Henry Schein, Inc.* (Healthcare—Products)	495	26,898
Hillenbrand Industries, Inc. (Healthcare—Products)	297	18,723
Hologic, Inc.* (Healthcare—Products)	297	15,385
Hospira, Inc.* (Pharmaceuticals)	891	34,455
Human Genome Sciences, Inc.* (Biotechnology)	792	6,146
Humana, Inc.* (Healthcare—Services)	990	63,449
IDEXX Laboratories, Inc.* (Healthcare—Products)	198	19,851
Illumina, Inc.* (Biotechnology)	297	13,534
ImClone Systems, Inc.* (Pharmaceuticals)	396	13,028
Immucor, Inc.* (Healthcare—Products)	396	12,339
Incyte Genomics, Inc.* (Biotechnology)	495	2,633
InterMune, Inc.* (Biotechnology)	198	4,227
Intuitive Surgical, Inc.* (Healthcare—Products)	198	42,097
Invacare Corp. (Healthcare—Products)	198	4,069
Inverness Medical Innovations, Inc.* (Healthcare—Products)	198	9,585
Invitrogen Corp.* (Biotechnology)	297	21,325
Johnson & Johnson (Healthcare—Products)	16,929	1,024,204
Kinetic Concepts, Inc.* (Healthcare—Products)	297	18,260
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,386	23,576
Kyphon, Inc.* (Healthcare—Products)	297	19,489
Laboratory Corp. of America Holdings* (Healthcare—Services)	693	51,178
LifePoint Hospitals, Inc.* (Healthcare—Services)	297	8,776
Lincare Holdings, Inc.* (Healthcare—Services)	495	17,667
Magellan Health Services, Inc.* (Healthcare—Services)	198	8,280
Manor Care, Inc. (Healthcare—Services)	396	25,087
Medarex, Inc.* (Pharmaceuticals)	693	9,813
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,683	136,777
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	297	8,473
Medtronic, Inc. (Healthcare—Products)	6,732	341,110
Mentor Corp. (Healthcare—Products)	297	11,687
Merck & Co., Inc. (Pharmaceuticals)	12,771	634,080
MGI Pharma, Inc.* (Pharmaceuticals)	495	12,390
Millennium Pharmaceuticals, Inc.* (Biotechnology)	1,881	18,979

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Millipore Corp.* (Biotechnology)	297	$23,347
Mylan Laboratories, Inc. (Pharmaceuticals)	1,386	22,218
Myriad Genetics, Inc.* (Biotechnology)	297	11,102
Nabi Biopharmaceuticals* (Pharmaceuticals)	396	1,687
Nektar Therapeutics* (Biotechnology)	495	3,777
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	198	2,014
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	99	1,758
Odyssey Healthcare, Inc.* (Healthcare—Services)	198	2,140
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	297	8,260
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	297	9,575
Owens & Minor, Inc. (Distribution/Wholesale)	198	7,613
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	198	4,691
PAREXEL International Corp.* (Commercial Services)	198	8,005
Patterson Cos., Inc.* (Healthcare—Products)	792	28,409
PDL BioPharma, Inc.* (Biotechnology)	693	16,279
Pediatrix Medical Group, Inc.* (Healthcare—Services)	297	16,026
Perrigo Co. (Pharmaceuticals)	495	9,232
Pfizer, Inc. (Pharmaceuticals)	41,481	975,218
Pharmaceutical Product Development, Inc. (Commercial Services)	594	19,899
PharMerica Corp.* (Pharmaceuticals)	99	1,659
PolyMedica Corp. (Healthcare—Products)	99	3,999
PSS World Medical, Inc.* (Healthcare—Products)	396	6,823
Psychiatric Solutions, Inc.* (Healthcare—Services)	297	10,125
Quest Diagnostics, Inc. (Healthcare—Services)	891	49,424
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	396	5,896
ResMed, Inc.* (Healthcare—Products)	495	21,275
Respironics, Inc.* (Healthcare—Products)	396	18,117
Savient Pharmaceuticals, Inc.* (Biotechnology)	297	3,516
Schering-Plough Corp. (Pharmaceuticals)	8,613	245,815
Sepracor, Inc.* (Pharmaceuticals)	594	16,709
Sierra Health Services, Inc.* (Healthcare—Services)	297	12,070
St. Jude Medical, Inc.* (Healthcare—Products)	1,980	85,417
STERIS Corp. (Healthcare—Products)	396	10,831
Stryker Corp. (Healthcare—Products)	1,683	105,070
Sunrise Assisted Living, Inc.* (Healthcare—Services)	297	11,809
Techne Corp.* (Healthcare—Products)	198	11,139
Tenet Healthcare Corp.* (Healthcare—Services)	2,772	14,359
The Medicines Co.* (Pharmaceuticals)	297	4,725
Theravance, Inc.* (Pharmaceuticals)	297	7,951
Thermo Electron Corp.* (Electronics)	2,475	129,220
United Therapeutics Corp.* (Pharmaceuticals)	99	6,867
UnitedHealth Group, Inc. (Healthcare—Services)	7,920	383,566
Universal Health Services, Inc.—Class B (Healthcare—Services)	297	15,575
Valeant Pharmaceuticals International (Pharmaceuticals)	594	9,320
Varian Medical Systems, Inc.* (Healthcare—Products)	792	32,314
Varian, Inc.* (Electronics)	198	11,908
Ventana Medical Systems, Inc.* (Healthcare—Products)	198	16,501
Vertex Pharmaceuticals, Inc.* (Biotechnology)	792	25,582
Waters Corp.* (Electronics)	594	34,606
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	594	18,069

Common Stocks, continued
	Shares	Value
WellCare Health Plans, Inc.* (Healthcare—Services)	198	$20,049
WellPoint, Inc.* (Healthcare—Services)	3,663	275,165
Wyeth (Pharmaceuticals)	7,821	379,475
Zimmer Holdings, Inc.* (Healthcare—Products)	1,386	107,775

TOTAL COMMON STOCKS (Cost $7,681,208)		9,991,555

Repurchase Agreements (28.2%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $3,754,540 (Collateralized by $3,780,000 of various Federal Home Loan Bank Securities, 5.50%, 10/5/09-6/14/10, market value $3,831,427)	$3,754,000	3,754,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,754,000)		3,754,000

TOTAL INVESTMENT SECURITIES (Cost $11,435,208)—103.3%		13,745,555
Net other assets (liabilities)—(3.3%)		(439,843)

NET ASSETS—100.0%		$13,305,712

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 8/24/07	$10,050,654	$(507,481)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Biotechnology	8.2%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.7%
Healthcare—Products	21.4%
Healthcare—Services	10.5%
Insurance	0.6%
Pharmaceuticals	32.4%
Other**	24.9%

**	Included any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	5,434	$483,191
Accenture, Ltd.—Class AADR (Commercial Services)	4,862	204,836
Actuant Corp.—Class A (Miscellaneous Manufacturing)	286	17,440
Acuity Brands, Inc. (Miscellaneous Manufacturing)	429	25,354
Acxiom Corp. (Software)	572	14,392
Affiliated Computer Services, Inc.—Class A* (Computers)	715	38,367
AGCO Corp.* (Machinery—Diversified)	715	27,477
Agilent Technologies, Inc.* (Electronics)	3,432	130,931
Alexander & Baldwin, Inc. (Transportation)	286	15,507
Alliance Data Systems Corp.* (Commercial Services)	572	43,930
Alliant Techsystems, Inc.* (Aerospace/Defense)	286	28,345
Allied Waste Industries, Inc.* (Environmental Control)	2,431	31,287
American Commercial Lines, Inc.* (Transportation)	429	9,502
American Standard Cos. (Building Materials)	1,430	77,291
Ametek, Inc. (Electrical Components & Equipment)	858	33,479
Amphenol Corp.—Class A (Electronics)	1,430	48,992
Anixter International, Inc.* (Telecommunications)	286	23,638
AptarGroup, Inc. (Miscellaneous Manufacturing)	572	20,821
Arrow Electronics, Inc.* (Electronics)	1,001	38,258
Automatic Data Processing, Inc. (Software)	4,576	212,418
Avnet, Inc.* (Electronics)	1,287	48,752
Baldor Electric Co. (Hand/Machine Tools)	286	13,053
Ball Corp. (Packaging & Containers)	858	43,990
BE Aerospace, Inc.* (Aerospace/Defense)	715	29,000
BearingPoint, Inc.* (Commercial Services)	1,716	11,188
Belden, Inc. (Electrical Components & Equipment)	429	23,501
Bemis Co., Inc. (Packaging & Containers)	858	25,285
Benchmark Electronics, Inc.* (Electronics)	572	12,698
Boeing Co. (Aerospace/Defense)	5,863	606,410
Brady Corp.—Class A (Electronics)	429	15,011
Broadridge Financial Solutions, Inc. (Software)	1,144	20,123
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	286	18,178
Burlington Northern Santa Fe Corp. (Transportation)	3,003	246,666
C.H. Robinson Worldwide, Inc. (Transportation)	1,430	69,569
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	572	25,900
Caterpillar, Inc. (Machinery—Construction & Mining)	5,291	416,931
Ceradyne, Inc.* (Miscellaneous Manufacturing)	143	10,672
Ceridian Corp.* (Computers)	1,144	38,782
CheckFree Corp.* (Internet)	572	21,072
Choicepoint, Inc.* (Commercial Services)	572	22,159
Cintas Corp. (Textiles)	1,144	41,825
Clarcor, Inc. (Miscellaneous Manufacturing)	429	14,925
Commscope, Inc.* (Telecommunications)	572	31,134
Con-way, Inc. (Transportation)	429	21,188
Convergys Corp.* (Commercial Services)	1,144	21,793
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,716	90,811
Corrections Corp. of America* (Commercial Services)	1,144	33,004
Covanta Holding Corp.* (Energy—Alternate Sources)	858	19,459
Crane Co. (Miscellaneous Manufacturing)	429	19,674

Common Stocks, continued
	Shares	Value
Crown Holdings, Inc.* (Packaging & Containers)	1,287	$31,609
CSX Corp. (Transportation)	3,575	169,491
Cummins, Inc. (Machinery—Diversified)	715	84,870
Curtiss-Wright Corp. (Aerospace/Defense)	429	18,692
Danaher Corp. (Miscellaneous Manufacturing)	2,002	149,509
Deere & Co. (Machinery—Diversified)	1,859	223,861
Deluxe Corp. (Commercial Services)	429	16,199
Dionex Corp.* (Electronics)	143	9,725
Donaldson Co., Inc. (Miscellaneous Manufacturing)	572	20,815
Dover Corp. (Miscellaneous Manufacturing)	1,716	87,516
DRS Technologies, Inc. (Aerospace/Defense)	286	14,975
Eagle Materials, Inc.—Class A (Building Materials)	429	18,760
Eaton Corp. (Miscellaneous Manufacturing)	1,144	111,174
eFunds Corp.* (Software)	429	15,337
EGL, Inc.* (Transportation)	286	13,491
EMCOR Group, Inc.* (Engineering & Construction)	572	20,535
Emerson Electric Co. (Electrical Components & Equipment)	6,578	309,626
Expeditors International of Washington, Inc. (Transportation)	1,716	76,671
Fastenal Co. (Distribution/Wholesale)	1,144	51,560
FedEx Corp. (Transportation)	2,288	253,373
Fidelity National Information Services, Inc. (Software)	1,573	78,068
First Data Corp. (Software)	6,292	200,023
Fiserv, Inc.* (Software)	1,430	70,671
Flextronics International, Ltd.ADR* (Electronics)	5,005	55,906
FLIR Systems, Inc.* (Electronics)	572	24,968
Florida Rock Industries, Inc. (Building Materials)	429	27,246
Flowserve Corp. (Machinery—Diversified)	429	31,004
Fluor Corp. (Engineering & Construction)	715	82,590
Fortune Brands, Inc. (Household Products/Wares)	1,287	104,633
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	572	64,287
FTI Consulting, Inc.* (Commercial Services)	286	11,735
Gardner Denver, Inc.* (Machinery—Diversified)	429	17,842
GATX Corp. (Trucking & Leasing)	429	19,459
General Cable Corp.* (Electrical Components & Equipment)	429	34,105
General Dynamics Corp. (Aerospace/Defense)	2,717	213,447
General Electric Co. (Miscellaneous Manufacturing)	85,085	3,297,895
Global Payments, Inc. (Software)	715	26,741
Goodrich Corp. (Aerospace/Defense)	1,001	62,973
Graco, Inc. (Machinery—Diversified)	572	23,475
GrafTech International, Ltd.* (Electrical Components & Equipment)	858	13,290
Granite Construction, Inc. (Engineering & Construction)	286	18,587
Harsco Corp. (Miscellaneous Manufacturing)	715	37,652
Hewitt Associates, Inc.* (Commercial Services)	858	25,671
Hexcel Corp.* (Aerospace/Defense Equipment)	715	15,544
Hlth Corp.* (Internet)	1,430	18,104
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,863	337,181
Hubbell, Inc.—Class B (Electrical Components & Equipment)	429	24,732
IDEX Corp. (Machinery—Diversified)	715	25,890

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,004	$220,420
IMS Health, Inc. (Software)	1,573	44,248
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	2,574	129,524
Iron Mountain, Inc.* (Commercial Services)	1,573	42,141
Itron, Inc.* (Electronics)	286	22,717
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,430	89,918
J.B. Hunt Transport Services, Inc. (Transportation)	858	23,964
Jabil Circuit, Inc. (Electronics)	1,430	32,218
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,001	61,692
Joy Global, Inc. (Machinery—Construction & Mining)	858	42,462
Kansas City Southern Industries, Inc.* (Transportation)	572	19,740
Kaydon Corp. (Metal Fabricate/Hardware)	286	15,218
Kennametal, Inc. (Hand/Machine Tools)	286	21,925
Kirby Corp.* (Transportation)	429	17,379
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,001	97,658
Landstar System, Inc. (Transportation)	429	19,502
Lennox International, Inc. (Building Materials)	572	21,908
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	286	20,589
Lockheed Martin Corp. (Aerospace/Defense)	2,860	281,653
Louisiana-Pacific Corp. (Forest Products & Paper)	858	15,890
Manitowoc Co. (Machinery—Diversified)	572	44,427
Manpower, Inc. (Commercial Services)	715	56,521
Martin Marietta Materials (Building Materials)	286	39,182
Masco Corp. (Building Materials)	3,146	85,603
McDermott International, Inc.ADR* (Engineering & Construction)	858	71,163
MDU Resources Group, Inc. (Electric)	1,430	38,982
MeadWestvaco Corp. (Forest Products & Paper)	1,573	51,185
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	286	27,216
Molex, Inc. (Electrical Components & Equipment)	572	16,210
Molex, Inc.,—Class A (Electrical Components & Equipment)	572	15,318
Monster Worldwide, Inc.* (Internet)	1,001	38,929
Moog, Inc.—Class A* (Aerospace/Defense)	286	12,247
MPS Group, Inc.* (Commercial Services)	858	11,437
MSC Industrial Direct Co.—Class A (Retail)	429	21,574
Mueller Water Products, Inc.—Class B (Metal Fabricate/Hardware)	715	9,438
Nalco Holding Co. (Environmental Control)	1,144	26,358
National Instruments Corp. (Computers)	429	13,878
NeuStar, Inc.* (Telecommunications)	572	16,496
Nordson Corp. (Machinery—Diversified)	286	13,087
Norfolk Southern Corp. (Transportation)	3,432	184,573
Northrop Grumman Corp. (Aerospace/Defense)	2,574	195,881
Oshkosh Truck Corp. (Auto Manufacturers)	572	32,747
Overseas Shipholding Group, Inc. (Transportation)	286	22,191
Owens Corning, Inc.* (Building Materials)	715	21,757
Owens-Illinois, Inc.* (Packaging & Containers)	1,144	45,737
PACCAR, Inc. (Auto Manufacturers)	2,002	163,804
Packaging Corp. of America (Packaging & Containers)	715	18,247

Common Stocks, continued
	Shares	Value
Pactiv Corp.* (Packaging & Containers)	1,144	$36,162
Pall Corp. (Miscellaneous Manufacturing)	1,001	41,562
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,001	98,779
Paychex, Inc. (Commercial Services)	2,717	112,429
Pentair, Inc. (Miscellaneous Manufacturing)	858	31,060
PerkinElmer, Inc. (Electronics)	1,001	27,858
PHH Corp.* (Commercial Services)	429	12,501
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,144	156,797
Quanex Corp. (Metal Fabricate/Hardware)	286	12,887
Quanta Services, Inc.* (Commercial Services)	858	24,393
R.R. Donnelley & Sons Co. (Commercial Services)	1,859	78,561
Raytheon Co. (Aerospace/Defense)	3,718	205,828
Regal-Beloit Corp. (Hand/Machine Tools)	286	14,506
Republic Services, Inc. (Environmental Control)	1,430	45,688
Resources Connection, Inc.* (Commercial Services)	429	13,930
Robert Half International, Inc. (Commercial Services)	1,430	48,606
Rockwell Collins, Inc. (Aerospace/Defense)	1,430	98,241
Rockwell International Corp. (Machinery—Diversified)	1,144	80,069
Roper Industries, Inc. (Miscellaneous Manufacturing)	715	42,886
Ryder System, Inc. (Transportation)	572	31,100
Sanmina-SCI Corp.* (Electronics)	4,433	12,191
Sealed Air Corp. (Packaging & Containers)	1,287	35,071
Shaw Group, Inc.* (Engineering & Construction)	572	30,442
Sherwin-Williams Co. (Chemicals)	858	59,794
Smurfit-Stone Container Corp.* (Packaging & Containers)	2,145	25,290
Solectron Corp.* (Electronics)	7,436	27,959
Sonoco Products Co. (Packaging & Containers)	858	31,463
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	858	31,145
SPX Corp. (Miscellaneous Manufacturing)	429	40,270
Stericycle, Inc.* (Environmental Control)	715	34,277
SunPower Corp.—Class A* (Energy—Alternate Sources)	286	20,172
Teekay Shipping Corp.ADR (Transportation)	286	16,036
Tektronix, Inc. (Electronics)	715	23,488
Teledyne Technologies, Inc.* (Aerospace/Defense)	286	12,690
Teleflex, Inc. (Miscellaneous Manufacturing)	286	21,859
TeleTech Holdings, Inc.* (Commercial Services)	286	8,388
Temple-Inland, Inc. (Forest Products & Paper)	858	49,876
Terex Corp.* (Machinery—Construction & Mining)	858	74,002
Texas Industries, Inc. (Building Materials)	286	22,540
Textron, Inc. (Miscellaneous Manufacturing)	858	96,860
The Brink’s Co. (Miscellaneous Manufacturing)	286	17,489
The Corporate Executive Board Co. (Commercial Services)	286	19,282
The Genlyte Group, Inc.* (Building Materials)	143	9,948
Thomas & Betts Corp.* (Electronics)	429	26,512
Timken Co. (Metal Fabricate/Hardware)	572	19,105
Toro Co. (Housewares)	286	16,079
Trimble Navigation, Ltd.* (Electronics)	1,001	33,063
Trinity Industries, Inc. (Miscellaneous Manufacturing)	715	27,334
Tyco Electronics, Ltd.* (Electronics)	4,004	143,423

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	4,004	$189,349
Union Pacific Corp. (Transportation)	2,145	255,555
United Parcel Service, Inc.—Class B (Transportation)	5,577	422,290
United Rentals, Inc.* (Commercial Services)	572	18,384
United Stationers, Inc.* (Distribution/Wholesale)	286	18,230
United Technologies Corp. (Aerospace/Defense)	7,579	553,040
URS Corp.* (Engineering & Construction)	429	21,133
USG Corp.* (Building Materials)	715	29,680
UTI Worldwide, Inc.ADR (Transportation)	715	17,968
Vishay Intertechnology, Inc.* (Electronics)	1,430	22,179
VistaPrint, Ltd.ADR* (Commercial Services)	286	9,767
Vulcan Materials Co. (Building Materials)	715	68,440
W.W. Grainger, Inc. (Distribution/Wholesale)	572	49,970
Wabtec Corp. (Machinery—Diversified)	429	17,520
Walter Industries, Inc. (Holding Companies—Diversified)	429	10,725
Washington Group International, Inc.* (Engineering & Construction)	286	22,972
Waste Connections, Inc.* (Environmental Control)	572	17,732
Waste Management, Inc. (Environmental Control)	4,290	163,149
Watsco, Inc. (Distribution/Wholesale)	143	7,137
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	286	12,741
WESCO International, Inc.* (Distribution/Wholesale)	429	22,973
West Pharmaceutical Services, Inc. (Healthcare—Products)	286	13,236
Western Union Co. (Commercial Services)	6,292	125,525
YRC Worldwide, Inc.* (Transportation)	429	13,779
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	572	20,724

TOTAL COMMON STOCKS (Cost $16,336,866)		17,058,760

Repurchase Agreements (27.7%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $6,294,906 (Collateralized by $6,320,000 Federal Home Loan Bank, 5.50%, 10/5/09, market value $6,426,733)	$6,294,000	6,294,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,294,000)		6,294,000

TOTAL INVESTMENT SECURITIES (Cost $22,630,866)—102.7%		23,352,760
Net other assets (liabilities)—(2.7%)		(612,140)

NET ASSETS—100.0%		$22,740,620

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index expiring 8/24/07	$17,079,099	$(760,443)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Aerospace/Defense	10.8%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.8%
Chemicals	0.3%
Commercial Services	4.3%
Computers	0.5%
Distribution/Wholesale	0.6%
Electric	0.2%
Electrical Components & Equipment	2.2%
Electronics	3.2%
Energy—Alternate Sources	0.2%
Engineering & Construction	1.8%
Environmental Control	1.3%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.4%
Healthcare—Products	0.1%
Holding Companies—Diversified	NM
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.4%
Machinery—Construction & Mining	2.4%
Machinery—Diversified	2.7%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	25.5%
Packaging & Containers	1.2%
Retail	0.1%
Software	3.0%
Telecommunications	0.3%
Textiles	0.2%
Transportation	8.4%
Trucking & Leasing	0.1%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.4%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	18,560	$630,298
Allscripts Healthcare Solutions, Inc.* (Software)	6,240	141,960
Amazon.com, Inc.* (Internet)	22,720	1,784,429
aQuantive, Inc.* (Internet)	8,000	529,200
Ariba, Inc.* (Internet)	8,640	72,144
Art Technology Group, Inc.* (Internet)	14,400	45,792
Audible, Inc.* (Internet)	2,240	23,878
Autobytel, Inc.* (Internet)	4,960	17,707
BEA Systems, Inc.* (Software)	44,160	546,701
Check Point Software Technologies, Ltd.ADR* (Internet)	18,400	448,224
CheckFree Corp.* (Internet)	8,320	306,509
CMGI, Inc.* (Internet)	52,320	82,666
CNET Networks, Inc.* (Internet)	15,680	118,070
Digital River, Inc.* (Internet)	4,640	208,846
E* TRADE Financial Corp.* (Diversified Financial Services)	48,480	897,850
EarthLink, Inc.* (Internet)	13,920	96,744
eBay, Inc.* (Internet)	51,520	1,669,248
Google, Inc.—Class A* (Internet)	3,200	1,632,000
Hlth Corp.* (Internet)	19,200	243,072
IAC/InterActiveCorp* (Internet)	22,560	648,375
Infospace, Inc. (Internet)	3,680	76,618
Internap Network Services Corp.* (Internet)	5,440	80,186
Interwoven, Inc.* (Internet)	4,480	62,048
j2 Global Communications, Inc.* (Internet)	5,600	182,784
Jupitermedia Corp.* (Internet)	2,560	19,814
Monster Worldwide, Inc.* (Internet)	13,280	516,459
Priceline.com, Inc.* (Internet)	3,840	244,992
Quest Software, Inc.* (Software)	6,240	92,352
RealNetworks, Inc.* (Internet)	11,520	82,022
Sapient Corp.* (Internet)	9,280	66,166
SonicWALL, Inc.* (Internet)	7,360	65,062
TD Ameritrade Holding Corp.* (Diversified Financial Services)	27,360	463,752
Tibco Software, Inc.* (Internet)	23,520	191,218
United Online, Inc. (Internet)	7,520	106,182
ValueClick, Inc.* (Internet)	11,360	242,877
VeriSign, Inc.* (Internet)	27,840	826,570
Vignette Corp.* (Internet)	3,200	67,328
Websense, Inc.* (Internet)	5,120	102,195
Yahoo!, Inc.* (Internet)	59,040	1,372,680

TOTAL COMMON STOCKS (Cost $7,061,038)		15,005,018

Repurchase Agreements (30.4%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $6,044,870 (Collateralized by $6,053,000 of various U.S. Government Agency Obligations, 5.20%-5.875%, 10/5/09-3/21/11, market value $6,169,050)	$6,044,000	$6,044,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,044,000)		6,044,000

TOTAL INVESTMENT SECURITIES (Cost $13,105,038)—105.8%		21,049,018
Net other assets (liabilities)—(5.8%)		(1,152,323)

NET ASSETS—100.0%		$19,896,695

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 8/24/07	$15,005,845	$(1,139,328)

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Diversified Financial Services	6.8%
Internet	64.7%
Software	3.9%
Other**	24.6%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (60.0%)
	Shares	Value
Alltel Corp. (Telecommunications)	45,960	$3,031,062
Dobson Communications Corp.—Class A* (Telecommunications)	19,916	247,954
Leap Wireless International, Inc.* (Telecommunications)	6,511	575,572
NII Holdings, Inc.—Class B* (Telecommunications)	19,533	1,641,163
Sprint Corp. (Telecommunications)	224,999	4,619,230
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	6,894	457,762
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	6,894	419,155
US Cellular Corp.* (Telecommunications)	1,915	185,755

TOTAL COMMON STOCKS (Cost $8,379,145)		11,177,653

Repurchase Agreements (35.4%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $6,602,950 (Collateralized by $6,712,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 6/14/10-10/12/10, market value $6,737,370)	$6,602,000	6,602,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,602,000)		6,602,000

TOTAL INVESTMENT SECURITIES (Cost $14,981,145)—95.4%		17,779,653
Net other assets (liabilities)—4.6%		862,219

NET ASSETS—100.0%		$18,641,872

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 8/24/07	$16,900,807	$(2,031,016)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Telecommunications	60.0%
Other**	40.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.3%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	43,188	$2,173,652
Apache Corp. (Oil & Gas)	30,444	2,458,353
Atwood Oceanics, Inc.* (Oil & Gas)	2,832	194,275
Baker Hughes, Inc. (Oil & Gas Services)	29,736	2,350,631
Berry Petroleum Co.—Class A (Oil & Gas)	3,540	131,723
BJ Services Co. (Oil & Gas Services)	26,904	703,540
Bristow Group, Inc.* (Transportation)	2,124	100,741
Cabot Oil & Gas Corp. (Oil & Gas)	9,204	314,777
Cameron International Corp.* (Oil & Gas Services)	9,912	773,136
Cheniere Energy, Inc.* (Oil & Gas)	4,956	186,445
Chesapeake Energy Corp. (Oil & Gas)	40,356	1,373,718
ChevronTexaco Corp. (Oil & Gas)	200,364	17,083,035
Cimarex Energy Co. (Oil & Gas)	7,788	294,776
Comstock Resources, Inc.* (Oil & Gas)	4,248	114,101
ConocoPhillips (Oil & Gas)	141,600	11,446,944
Core Laboratories NVADR* (Oil & Gas Services)	2,124	228,606
Crosstex Energy, Inc. (Oil & Gas)	4,248	122,810
Delta Petroleum Corp.* (Oil & Gas)	6,372	105,775
Denbury Resources, Inc.* (Oil & Gas)	11,328	453,120
Devon Energy Corp. (Oil & Gas)	38,940	2,905,313
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,372	657,463
Dresser-Rand Group, Inc.* (Oil & Gas Services)	7,788	288,935
Dynegy, Inc.—Class A* (Electric)	37,524	334,339
El Paso Corp. (Pipelines)	65,844	1,096,303
Encore Acquisition Co.* (Oil & Gas)	4,956	128,212
Ensco International, Inc. (Oil & Gas)	14,160	864,751
EOG Resources, Inc. (Oil & Gas)	22,656	1,588,186
EXCO Resources, Inc.* (Oil & Gas)	7,788	135,978
Exxon Mobil Corp. (Oil & Gas)	528,876	45,023,214
FMC Technologies, Inc.* (Oil & Gas Services)	6,372	583,165
Forest Oil Corp.* (Oil & Gas)	7,080	286,528
Frontier Oil Corp. (Oil & Gas)	9,912	383,892
Global Industries, Ltd.* (Oil & Gas Services)	7,788	201,709
GlobalSantaFe Corp.ADR (Oil & Gas)	21,240	1,523,120
Grant Prideco, Inc.* (Oil & Gas Services)	12,036	675,220
Grey Wolf, Inc.* (Oil & Gas)	16,992	125,911
Halliburton Co. (Oil & Gas Services)	84,960	3,060,259
Hanover Compressor Co.* (Oil & Gas Services)	8,496	202,460
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	7,788	303,343
Helmerich & Payne, Inc. (Oil & Gas)	9,204	297,933
Hess Corp. (Oil & Gas)	26,196	1,603,195
Holly Corp. (Oil & Gas)	4,248	286,273
Input/Output, Inc.* (Oil & Gas Services)	6,372	90,801
Marathon Oil Corp. (Oil & Gas)	63,720	3,517,344
Mariner Energy, Inc.* (Oil & Gas)	7,788	164,560
Murphy Oil Corp. (Oil & Gas)	16,284	1,010,259
Nabors Industries, Ltd.ADR* (Oil & Gas)	26,196	765,971
National-Oilwell Varco, Inc.* (Oil & Gas Services)	16,284	1,955,871
Newfield Exploration Co.* (Oil & Gas)	12,036	578,330
Newpark Resources, Inc.* (Oil & Gas Services)	8,496	53,780
Noble Corp.ADR (Oil & Gas)	12,744	1,305,750
Noble Energy, Inc. (Oil & Gas)	15,576	952,317
Occidental Petroleum Corp. (Oil & Gas)	77,172	4,377,196
Oceaneering International, Inc.* (Oil & Gas Services)	4,956	278,329
OGE Energy Corp. (Electric)	8,496	281,642
Oil States International, Inc.* (Oil & Gas Services)	4,248	185,807

Common Stocks, continued
	Shares	Value
Parker Drilling Co.* (Oil & Gas)	9,912	$93,371
Patterson-UTI Energy, Inc. (Oil & Gas)	14,868	340,477
Penn Virginia Corp. (Oil & Gas)	2,832	109,598
Petrohawk Energy Corp.* (Oil & Gas)	15,576	233,484
Pioneer Natural Resources Co. (Oil & Gas)	11,328	515,424
Plains Exploration & Production Co.* (Oil & Gas)	6,372	275,334
Pogo Producing Co. (Oil & Gas)	4,956	263,957
Pride International, Inc.* (Oil & Gas)	15,576	545,939
Quicksilver Resources, Inc.* (Oil & Gas)	4,956	208,747
Range Resources Corp. (Oil & Gas)	13,452	499,607
Rowan Cos., Inc. (Oil & Gas)	9,912	418,187
Schlumberger, Ltd.ADR (Oil & Gas Services)	109,740	10,394,573
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,124	185,255
Smith International, Inc. (Oil & Gas Services)	18,408	1,130,435
Southwestern Energy Co.* (Oil & Gas)	15,576	632,853
St. Mary Land & Exploration Co. (Oil & Gas)	5,664	188,555
Stone Energy Corp.* (Oil & Gas)	2,124	69,030
Sunoco, Inc. (Oil & Gas)	11,328	755,804
Superior Energy Services, Inc.* (Oil & Gas Services)	7,788	314,012
Swift Energy Co.* (Oil & Gas)	2,832	121,040
Tesoro Petroleum Corp. (Oil & Gas)	12,744	634,651
TETRA Technologies, Inc.* (Oil & Gas Services)	7,080	196,895
Tidewater, Inc. (Oil & Gas Services)	5,664	387,531
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	26,904	2,890,835
Ultra Petroleum Corp.* (Oil & Gas)	14,160	782,906
Unit Corp.* (Oil & Gas)	4,248	233,895
Universal Compression Holdings, Inc.* (Oil & Gas Services)	2,832	206,849
Valero Energy Corp. (Oil & Gas)	50,976	3,415,902
W-H Energy Services, Inc.* (Oil & Gas Services)	2,832	181,475
Weatherford International, Ltd.ADR* (Oil & Gas Services)	31,860	1,762,814
Whiting Petroleum Corp.* (Oil & Gas)	3,540	145,388
XTO Energy, Inc. (Oil & Gas)	33,984	1,853,147

TOTAL COMMON STOCKS (Cost $91,779,354)		148,671,787

Repurchase Agreements (31.3%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $61,770,887 (Collateralized by $63,267,000 of various U.S. Government Agency Obligations, 5.125%-5.271%**, 10/10/07-8/23/10, market value $62,998,024)	$61,762,000	61,762,000

TOTAL REPURCHASE AGREEMENTS (Cost $61,762,000)		61,762,000

TOTAL INVESTMENT SECURITIES (Cost $153,541,354)—106.6%		210,433,787
Net other assets (liabilities)—(6.6%)		(12,984,892)

NET ASSETS—100.0%		$197,448,895

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at July 31, 2007.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 8/24/07	$148,761,858	$(13,214,851)

Oil & Gas UltraSector ProFund, invested as a percentage of net assets, in the following industries, as of July 31, 2007:

Electric	0.3%
Oil & Gas	60.8%
Oil & Gas Services	13.5%
Pipelines	0.6%
Transportation	0.1%
Other***	24.7%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.1%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	2,632	$180,555
Baker Hughes, Inc. (Oil & Gas Services)	33,464	2,645,329
BJ Services Co. (Oil & Gas Services)	30,456	796,424
Bristow Group, Inc.* (Transportation)	2,256	107,002
Cameron International Corp.* (Oil & Gas Services)	11,656	909,168
Core Laboratories NVADR* (Oil & Gas Services)	2,632	283,282
Crosstex Energy, Inc. (Oil & Gas)	4,888	141,312
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,768	698,322
Dresser-Rand Group, Inc.* (Oil & Gas Services)	9,024	334,790
El Paso Corp. (Pipelines)	73,320	1,220,778
Ensco International, Inc. (Oil & Gas)	15,792	964,417
FMC Technologies, Inc.* (Oil & Gas Services)	6,768	619,407
Global Industries, Ltd.* (Oil & Gas Services)	9,024	233,722
GlobalSantaFe Corp.ADR (Oil & Gas)	23,688	1,698,667
Grant Prideco, Inc.* (Oil & Gas Services)	13,160	738,276
Grey Wolf, Inc.* (Oil & Gas)	19,176	142,094
Halliburton Co. (Oil & Gas Services)	95,128	3,426,511
Hanover Compressor Co.* (Oil & Gas Services)	9,400	224,002
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	8,648	336,840
Helmerich & Payne, Inc. (Oil & Gas)	9,776	316,449
Input/Output, Inc.* (Oil & Gas Services)	7,144	101,802
Nabors Industries, Ltd.ADR* (Oil & Gas)	29,328	857,551
National-Oilwell Varco, Inc.* (Oil & Gas Services)	18,424	2,212,907
Newpark Resources, Inc.* (Oil & Gas Services)	9,400	59,502
Noble Corp.ADR (Oil & Gas)	13,912	1,425,424
Oceaneering International, Inc.* (Oil & Gas Services)	5,640	316,742
OGE Energy Corp. (Electric)	9,400	311,610
Oil States International, Inc.* (Oil & Gas Services)	5,264	230,247
Parker Drilling Co.* (Oil & Gas)	11,280	106,258
Patterson-UTI Energy, Inc. (Oil & Gas)	16,168	370,247
Pride International, Inc.* (Oil & Gas)	17,296	606,225
Rowan Cos., Inc. (Oil & Gas)	11,656	491,767
Schlumberger, Ltd.ADR (Oil & Gas Services)	122,952	11,646,013
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,632	229,563
Smith International, Inc. (Oil & Gas Services)	20,680	1,269,959
Superior Energy Services, Inc.* (Oil & Gas Services)	8,272	333,527
TETRA Technologies, Inc.* (Oil & Gas Services)	7,520	209,131
Tidewater, Inc. (Oil & Gas Services)	6,016	411,615
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	30,080	3,232,096
Unit Corp.* (Oil & Gas)	4,888	269,133
Universal Compression Holdings, Inc.* (Oil & Gas Services)	3,008	219,704
W-H Energy Services, Inc.* (Oil & Gas Services)	3,008	192,753
Weatherford International, Ltd.ADR* (Oil & Gas Services)	35,344	1,955,584

TOTAL COMMON STOCKS (Cost $38,221,333)		43,076,707

Repurchase Agreements (28.6%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $16,411,361 (Collateralized by $16,606,000 of various U.S. Government Agency Obligations, 5.20%-5.25%, 5/7/10-10/12/10, market value $16,739,557)	$16,409,000	$16,409,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,409,000)		16,409,000

TOTAL INVESTMENT SECURITIES (Cost $54,630,333)—103.7%		59,485,707
Net other assets (liabilities)—(3.7%)		(2,127,463)

NET ASSETS—100.0%		$57,358,244

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 8/24/07	$43,362,621	$(1,817,940)

Oil Equipment, Services, & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Electric	0.5%
Oil & Gas	20.0%
Oil & Gas Services	52.3%
Pipelines	2.1%
Transportation	0.2%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (74.2%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	11,480	$581,921
Abraxis Bioscience, Inc.* (Pharmaceuticals)	164	3,283
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	246	9,105
Alkermes, Inc.* (Pharmaceuticals)	738	10,509
Allergan, Inc. (Pharmaceuticals)	2,296	133,467
Alpharma, Inc.—Class A (Pharmaceuticals)	328	8,131
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	820	42,000
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,878	394,274
Cephalon, Inc.* (Pharmaceuticals)	492	36,969
Eli Lilly & Co. (Pharmaceuticals)	7,216	390,313
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	984	33,466
Forest Laboratories, Inc.* (Pharmaceuticals)	2,378	95,596
Hospira, Inc.* (Pharmaceuticals)	1,148	44,393
Johnson & Johnson (Healthcare—Products)	21,566	1,304,743
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,804	30,686
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	410	11,697
Merck & Co., Inc. (Pharmaceuticals)	16,236	806,117
MGI Pharma, Inc.* (Pharmaceuticals)	574	14,367
Mylan Laboratories, Inc. (Pharmaceuticals)	1,804	28,918
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	164	2,913
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	246	5,828
Perrigo Co. (Pharmaceuticals)	574	10,705
Pfizer, Inc. (Pharmaceuticals)	52,808	1,241,516
Schering-Plough Corp. (Pharmaceuticals)	10,988	313,598
Sepracor, Inc.* (Pharmaceuticals)	820	23,067
The Medicines Co.* (Pharmaceuticals)	410	6,523
Theravance, Inc.* (Pharmaceuticals)	328	8,781
Valeant Pharmaceuticals International (Pharmaceuticals)	738	11,579
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	738	22,450
Wyeth (Pharmaceuticals)	8,222	398,931

TOTAL COMMON STOCKS (Cost $4,772,626)		6,025,846

Repurchase Agreements (29.8%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $2,417,348 (Collateralized by $2,456,000 of various U.S. Government Agency Obligations, 3.875%-5.50%, 6/15/08-6/14/10, market value $2,467,356)	$2,417,000	2,417,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,417,000)		2,417,000

Rights/Warrants(NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $7,189,626)—104.0%		8,442,846
Net other assets (liabilities)—(4.0%)		(326,970)

NET ASSETS—100.0%		$8,115,876

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.
(a)	Amount is less than $0.50.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 8/24/07	$6,146,939	$(403,514)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Healthcare—Products	16.1%
Pharmaceuticals	58.1%
Other**	25.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (109.5%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $195,192,082 (Collateralized by $197,654,000 of various U.S. Government Agency Obligations, 5.00%-5.75%, 2/11/10-1/15/12, market value $199,068,346)	$195,164,000	$195,164,000

TOTAL REPURCHASE AGREEMENTS (Cost $195,164,000)		195,164,000

TOTAL INVESTMENT SECURITIES (Cost $195,164,000)—109.5%		195,164,000
Net other assets (liabilities)—(9.5%)		(16,916,862)

NET ASSETS—100.0%		$178,247,138

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 8/24/07	$267,108,480	$(17,255,619)

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.2%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,952	$168,126
AMB Property Corp. (REIT)	6,588	351,009
American Financial Realty Trust (REIT)	8,540	74,896
American Home Mortgage Investment Corp. (REIT)	3,402	3,538
Annaly Mortgage Management, Inc. (REIT)	20,740	299,693
Apartment Investment and Management Co.—Class A (REIT)	6,466	273,188
Archstone-Smith Trust (REIT)	14,884	854,490
Avalonbay Communities, Inc. (REIT)	5,246	566,411
BioMed Realty Trust, Inc. (REIT)	4,392	95,921
Boston Properties, Inc. (REIT)	7,930	749,306
Brandywine Realty Trust (REIT)	5,856	141,247
BRE Properties, Inc.—Class A (REIT)	3,416	172,610
Brookfield Properties Corp.ADR (Real Estate)	13,786	311,564
Camden Property Trust (REIT)	3,782	207,859
CapitalSource, Inc. (Diversified Financial Services)	9,150	173,850
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	13,542	472,887
CBL & Associates Properties, Inc. (REIT)	4,392	140,061
Colonial Properties Trust (REIT)	3,050	105,500
Corporate Office Properties Trust (REIT)	3,172	119,553
Cousins Properties, Inc. (REIT)	2,806	72,142
Crescent Real Estate Equities Co. (REIT)	6,466	146,002
DCT Industrial Trust, Inc. (REIT)	11,224	109,995
Developers Diversified Realty Corp. (REIT)	8,296	398,208
DiamondRock Hospitality Co. (REIT)	6,344	106,833
Digital Realty Trust, Inc. (REIT)	3,782	125,373
Douglas Emmett, Inc. (REIT)	6,954	160,359
Duke-Weeks Realty Corp. (REIT)	9,150	299,113
Entertainment Properties Trust (REIT)	1,708	76,091
Equity Inns, Inc. (REIT)	3,660	81,838
Equity Lifestyle Properties, Inc. (REIT)	1,464	66,407
Equity Residential Properties Trust (REIT)	19,398	772,234
Essex Property Trust, Inc. (REIT)	1,708	183,747
Federal Realty Investment Trust (REIT)	3,782	284,179
FelCor Lodging Trust, Inc. (REIT)	4,148	91,090
First Industrial Realty Trust, Inc. (REIT)	3,050	118,066
Forest City Enterprises, Inc.—Class A (Real Estate)	4,026	219,055
Franklin Street Properties Corp. (REIT)	4,270	65,545
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	10,004	49,220
General Growth Properties, Inc. (REIT)	15,372	737,549
Health Care Property Investors, Inc. (REIT)	13,786	375,531
Health Care REIT, Inc. (REIT)	5,246	192,581
Healthcare Realty Trust, Inc. (REIT)	3,172	73,654
Highwoods Properties, Inc. (REIT)	3,782	123,028
Home Properties, Inc. (REIT)	2,196	101,675
Hospitality Properties Trust (REIT)	6,222	238,676
Host Marriott Corp. (REIT)	34,770	734,342
HRPT Properties Trust (REIT)	14,030	131,181
IMPAC Mortgage Holdings, Inc. (REIT)	4,758	12,180
iStar Financial, Inc. (REIT)	8,540	310,258
Jones Lang LaSalle, Inc. (Real Estate)	2,440	267,863
Kilroy Realty Corp. (REIT)	2,196	141,488
Kimco Realty Corp. (REIT)	14,640	546,511
LaSalle Hotel Properties (REIT)	2,684	107,441
Lexington Corporate Properties Trust (REIT)	4,148	78,273
Liberty Property Trust (REIT)	6,100	228,811

Common Stocks, continued
	Shares	Value
Mack-Cali Realty Corp. (REIT)	4,514	$174,240
Maguire Properties, Inc. (REIT)	2,440	69,808
Mid-America Apartment Communities, Inc. (REIT)	1,708	77,082
National Retail Properties, Inc. (REIT)	4,392	95,131
Nationwide Health Properties, Inc. (REIT)	5,978	142,456
Newcastle Investment Corp. (REIT)	3,538	63,719
Pennsylvania REIT (REIT)	2,440	95,014
Plum Creek Timber Co., Inc. (Forest Products & Paper)	11,834	459,869
Post Properties, Inc. (REIT)	2,928	128,949
Potlatch Corp. (Forest Products & Paper)	2,562	111,934
Prologis (REIT)	17,080	971,852
Public Storage, Inc. (REIT)	8,540	598,569
RAIT Financial Trust (REIT)	4,270	44,237
Rayonier, Inc. (Forest Products & Paper)	5,124	216,950
Realty Income Corp. (REIT)	6,710	157,484
Redwood Trust, Inc. (REIT)	1,708	49,190
Regency Centers Corp. (REIT)	4,636	300,737
Senior Housing Properties Trust (REIT)	5,612	96,975
Simon Property Group, Inc. (REIT)	14,884	1,287,913
SL Green Realty Corp. (REIT)	3,904	474,024
St. Joe Co. (Real Estate)	5,002	202,781
Strategic Hotels & Resorts, Inc. (REIT)	5,002	106,443
Sunstone Hotel Investors, Inc. (REIT)	4,148	102,953
Taubman Centers, Inc. (REIT)	3,538	170,142
The Macerich Co. (REIT)	4,758	348,048
Thornburg Mortgage Asset Corp. (REIT)	8,052	204,682
UDR, Inc. (REIT)	9,028	208,457
Ventas, Inc. (REIT)	8,662	282,554
Vornado Realty Trust (REIT)	9,516	1,018,497
Washington REIT (REIT)	3,172	94,652
Weingarten Realty Investors (REIT)	5,368	196,522

TOTAL COMMON STOCKS (Cost $17,611,319)		21,660,112

Repurchase Agreements (31.3%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $9,000,295 (Collateralized by $9,123,000 of various U.S. Government Agency Obligations, 4.16%-5.50%, 10/5/09-10/12/10, market value $9,182,854)	$8,999,000	8,999,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,999,000)		8,999,000

TOTAL INVESTMENT SECURITIES (Cost $26,610,319)—106.5%		30,659,112
Net other assets (liabilities)—(6.5%)		(1,866,678)

NET ASSETS—100.0%		$28,792,434

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 8/24/07	$21,583,486	$(1,753,135)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Diversified Financial Services	0.8%
Forest Products & Paper	2.8%
REIT	66.5%
Real Estate	5.1%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.2%)
	Shares	Value
Actel Corp.* (Semiconductors)	1,000	$11,800
Advanced Micro Devices, Inc.* (Semiconductors)	22,500	304,650
Altera Corp. (Semiconductors)	14,500	336,400
Amkor Technology, Inc.* (Semiconductors)	4,000	49,440
Analog Devices, Inc. (Semiconductors)	13,500	478,575
Applied Materials, Inc. (Semiconductors)	57,000	1,256,280
Applied Micro Circuits Corp.* (Semiconductors)	11,500	33,580
Asyst Technologies, Inc.* (Semiconductors)	2,000	13,360
Atheros Communications* (Telecommunications)	2,000	55,760
Atmel Corp.* (Semiconductors)	18,500	99,715
ATMI, Inc.* (Semiconductors)	1,500	43,470
Axcelis Technologies, Inc.* (Semiconductors)	4,000	22,200
Broadcom Corp.—Class A* (Semiconductors)	19,500	639,795
Brooks Automation, Inc.* (Semiconductors)	3,000	52,710
Cabot Microelectronics Corp.* (Chemicals)	1,000	42,630
Cirrus Logic, Inc.* (Semiconductors)	3,000	21,840
Cohu, Inc. (Semiconductors)	1,000	19,990
Conexant Systems, Inc.* (Semiconductors)	20,000	26,200
Cree Research, Inc.* (Semiconductors)	3,500	89,670
Cymer, Inc.* (Electronics)	1,500	64,125
Cypress Semiconductor Corp.* (Semiconductors)	6,000	150,360
DSP Group, Inc.* (Semiconductors)	1,000	17,820
Entegris, Inc.* (Semiconductors)	5,500	59,290
Exar Corp.* (Semiconductors)	1,500	21,195
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,000	91,250
FormFactor, Inc.* (Semiconductors)	2,000	76,780
Integrated Device Technology, Inc.* (Semiconductors)	8,000	130,160
Intel Corp. (Semiconductors)	237,500	5,609,750
InterDigital, Inc.* (Telecommunications)	2,000	55,900
International Rectifier Corp.* (Semiconductors)	3,000	110,130
Intersil Corp.—Class A (Semiconductors)	5,500	160,875
KLA-Tencor Corp. (Semiconductors)	8,000	454,320
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,500	23,400
Lam Research Corp.* (Semiconductors)	5,500	318,120
Lattice Semiconductor Corp.* (Semiconductors)	4,500	21,285
Linear Technology Corp. (Semiconductors)	10,500	374,325
LSI Logic Corp.* (Semiconductors)	31,500	226,800
LTX Corp.* (Semiconductors)	2,500	11,475
Marvell Technology Group, Ltd.ADR* (Semiconductors)	19,000	342,000
Maxim Integrated Products, Inc. (Semiconductors)	13,000	412,100
MEMC Electronic Materials, Inc.* (Semiconductors)	7,000	429,240
Micrel, Inc. (Semiconductors)	2,500	25,875
Microchip Technology, Inc. (Semiconductors)	8,500	308,635
Micron Technology, Inc.* (Semiconductors)	31,000	367,970
Microsemi Corp.* (Semiconductors)	3,000	69,930
National Semiconductor Corp. (Semiconductors)	13,000	337,870
Novellus Systems, Inc.* (Semiconductors)	5,000	142,600
NVIDIA Corp.* (Semiconductors)	15,000	686,400
OmniVision Technologies, Inc.* (Semiconductors)	2,000	34,340
ON Semiconductor Corp.* (Semiconductors)	12,000	141,840

Common Stocks, continued
	Shares	Value
Photronics, Inc.* (Semiconductors)	1,500	$21,030
PMC-Sierra, Inc.* (Semiconductors)	8,500	64,770
Rambus, Inc.* (Semiconductors)	4,000	54,040
RF Micro Devices, Inc.* (Telecommunications)	8,000	55,520
SanDisk Corp.* (Computers)	9,500	509,485
Semtech Corp.* (Semiconductors)	3,000	48,750
Silicon Image, Inc.* (Semiconductors)	3,500	23,870
Silicon Laboratories, Inc.* (Semiconductors)	2,000	69,660
Silicon Storage Technology, Inc.* (Computers)	3,500	12,670
SiRF Technology Holdings, Inc.* (Semiconductors)	2,000	46,880
Skyworks Solutions, Inc.* (Semiconductors)	6,500	51,480
Teradyne, Inc.* (Semiconductors)	8,000	125,520
Tessera Technologies, Inc.* (Semiconductors)	2,000	82,260
Texas Instruments, Inc. (Semiconductors)	59,000	2,076,210
Trident Microsystems, Inc.* (Software)	2,500	38,025
TriQuint Semiconductor, Inc.* (Semiconductors)	5,500	24,310
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,500	164,500
Xilinx, Inc. (Semiconductors)	12,000	300,000
Zoran Corp.* (Semiconductors)	2,000	37,700

TOTAL COMMON STOCKS (Cost $14,476,592)		18,680,905

Repurchase Agreements (29.6%)
	Principal Amount
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $7,368,060 (Collateralized by $7,463,000 of various U.S. Government Agency Obligations, 5.20%-5.50%, 10/5/09-10/12/10, market value $7,515,831)	$7,367,000	7,367,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,367,000)		7,367,000

TOTAL INVESTMENT SECURITIES (Cost $21,843,592)—104.8%		26,047,905
Net other assets (liabilities)—(4.8%)		(1,188,631)

NET ASSETS—100.0%		$24,859,274

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index expiring 8/24/07	$18,673,595	$(1,326,112)

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Chemicals	0.2%
Computers	2.1%
Electronics	0.3%
Semiconductors	71.9%
Software	0.1%
Telecommunications	0.6%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (75.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,832	$11,328
ACI Worldwide, Inc.* (Software)	354	10,808
ADC Telecommunications, Inc.* (Telecommunications)	708	13,233
Adobe Systems, Inc.* (Software)	4,248	171,152
ADTRAN, Inc. (Telecommunications)	354	9,236
Advanced Micro Devices, Inc.* (Semiconductors)	3,894	52,725
Akamai Technologies, Inc.* (Internet)	1,062	36,066
Altera Corp. (Semiconductors)	2,478	57,490
Amdocs, Ltd.ADR* (Telecommunications)	1,416	51,245
American Tower Corp.* (Telecommunications)	3,186	132,729
Amkor Technology, Inc.* (Semiconductors)	708	8,751
Analog Devices, Inc. (Semiconductors)	2,478	87,845
Andrew Corp.* (Telecommunications)	1,062	14,932
ANSYS, Inc.* (Software)	354	9,218
Apple Computer, Inc.* (Computers)	6,018	792,932
Applied Materials, Inc. (Semiconductors)	9,912	218,460
Arris Group, Inc.* (Telecommunications)	708	10,493
Atheros Communications* (Telecommunications)	354	9,870
Atmel Corp.* (Semiconductors)	3,186	17,173
Autodesk, Inc.* (Software)	1,770	74,995
Avaya, Inc.* (Telecommunications)	3,186	52,696
Avocent Corp.* (Internet)	354	9,682
BEA Systems, Inc.* (Software)	2,832	35,060
BMC Software, Inc.* (Software)	1,416	40,668
Broadcom Corp.—Class A* (Semiconductors)	3,540	116,147
Brocade Communications Systems, Inc.* (Computers)	2,832	19,937
Brooks Automation, Inc.* (Semiconductors)	354	6,220
CA, Inc. (Software)	3,186	79,905
CACI International, Inc.—Class A* (Computers)	354	15,732
Cadence Design Systems, Inc.* (Computers)	2,124	45,454
CDW Corp.* (Distribution/Wholesale)	354	29,796
Cerner Corp.* (Software)	354	18,716
Check Point Software Technologies, Ltd.ADR* (Internet)	1,062	25,870
Ciena Corp.* (Telecommunications)	708	25,863
Cisco Systems, Inc.* (Telecommunications)	43,542	1,258,799
Citrix Systems, Inc.* (Software)	1,416	51,217
Cognizant Technology Solutions Corp.* (Computers)	1,062	86,001
Computer Sciences Corp.* (Computers)	1,062	59,132
Compuware Corp.* (Software)	2,478	23,120
Corning, Inc.* (Telecommunications)	11,328	270,059
Cree Research, Inc.* (Semiconductors)	708	18,139
Crown Castle International Corp.* (Telecommunications)	1,416	51,330
CSG Systems International, Inc.* (Software)	354	8,857
Cymer, Inc.* (Electronics)	354	15,133
Cypress Semiconductor Corp.* (Semiconductors)	1,062	26,614
Dell, Inc.* (Computers)	14,514	405,957
Diebold, Inc. (Computers)	354	17,937
Digital River, Inc.* (Internet)	354	15,934
DST Systems, Inc.* (Computers)	354	26,858
Dycom Industries, Inc.* (Engineering & Construction)	354	9,894
Electronic Data Systems Corp. (Computers)	3,540	95,545
Electronics for Imaging, Inc.* (Computers)	354	9,296
EMC Corp.* (Computers)	14,868	275,207

Common Stocks, continued
	Shares	Value
Emulex Corp.* (Semiconductors)	708	$14,018
Entegris, Inc.* (Semiconductors)	1,062	11,448
Equinix, Inc.* (Internet)	354	30,766
F5 Networks, Inc.* (Internet)	354	30,688
Fair Isaac Corp. (Software)	354	13,898
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,062	19,381
FormFactor, Inc.* (Semiconductors)	354	13,590
Foundry Networks, Inc.* (Telecommunications)	1,062	18,681
Gartner Group, Inc.* (Commercial Services)	354	7,409
Google, Inc.—Class A* (Internet)	1,770	902,700
Harris Corp. (Telecommunications)	1,062	58,283
Hewlett-Packard Co. (Computers)	19,470	896,204
IKON Office Solutions, Inc. (Office/Business Equipment)	708	9,813
Imation Corp. (Computers)	354	11,073
Informatica Corp.* (Software)	708	9,870
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,062	21,293
Integrated Device Technology, Inc.* (Semiconductors)	1,416	23,038
Intel Corp. (Semiconductors)	41,772	986,655
InterDigital, Inc.* (Telecommunications)	354	9,894
Intermec, Inc.* (Machinery—Diversified)	354	9,073
International Business Machines Corp. (Computers)	9,912	1,096,763
International Rectifier Corp.* (Semiconductors)	354	12,995
Intersil Corp.—Class A (Semiconductors)	1,062	31,063
Intuit, Inc.* (Software)	2,124	60,831
j2 Global Communications, Inc.* (Internet)	354	11,555
Jack Henry & Associates, Inc. (Computers)	708	17,006
JDS Uniphase Corp.* (Telecommunications)	1,416	20,291
Juniper Networks, Inc.* (Telecommunications)	3,894	116,664
KLA-Tencor Corp. (Semiconductors)	1,416	80,415
Lam Research Corp.* (Semiconductors)	1,062	61,426
Lexmark International, Inc.—Class A* (Computers)	708	27,994
Linear Technology Corp. (Semiconductors)	1,770	63,100
LSI Logic Corp.* (Semiconductors)	5,310	38,232
Macrovision Corp.* (Entertainment)	354	8,418
Marvell Technology Group, Ltd.ADR* (Semiconductors)	3,186	57,348
Maxim Integrated Products, Inc. (Semiconductors)	2,124	67,331
McAfee, Inc.* (Internet)	1,062	38,083
MEMC Electronic Materials, Inc.* (Semiconductors)	1,062	65,122
Mentor Graphics Corp.* (Computers)	708	8,503
Microchip Technology, Inc. (Semiconductors)	1,416	51,415
Micron Technology, Inc.* (Semiconductors)	5,310	63,030
Micros Systems, Inc.* (Computers)	354	18,861
Microsemi Corp.* (Semiconductors)	354	8,252
Microsoft Corp. (Software)	60,888	1,765,143
Motorola, Inc. (Telecommunications)	16,638	282,680
National Semiconductor Corp. (Semiconductors)	2,124	55,203
NCR Corp.* (Computers)	1,416	73,943
Network Appliance, Inc.* (Computers)	2,832	80,259
Novell, Inc.* (Software)	2,478	16,627
Novellus Systems, Inc.* (Semiconductors)	1,062	30,288
Nuance Communications, Inc.* (Software)	1,062	17,502
NVIDIA Corp.* (Semiconductors)	2,478	113,393

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
ON Semiconductor Corp.* (Semiconductors)	2,124	$25,106
Oracle Corp.* (Software)	28,320	541,478
Palm, Inc.* (Computers)	708	10,563
Parametric Technology Corp.* (Software)	708	12,482
Perot Systems Corp.—Class A* (Computers)	708	10,776
Pitney Bowes, Inc. (Office/Business Equipment)	1,416	65,278
Plantronics, Inc. (Telecommunications)	354	9,919
PMC-Sierra, Inc.* (Semiconductors)	1,416	10,790
Polycom, Inc.* (Telecommunications)	708	21,927
Progress Software Corp.* (Software)	354	10,708
QLogic Corp.* (Semiconductors)	1,062	14,114
Qualcomm, Inc. (Telecommunications)	11,682	486,555
Rambus, Inc.* (Semiconductors)	708	9,565
Red Hat, Inc.* (Software)	1,416	29,481
RF Micro Devices, Inc.* (Telecommunications)	1,416	9,827
SAIC, Inc.* (Commercial Services)	708	11,866
Salesforce.com, Inc.* (Software)	708	27,513
SanDisk Corp.* (Computers)	1,770	94,925
SAVVIS, Inc.* (Telecommunications)	354	13,296
SBA Communications Corp.—Class A* (Telecommunications)	708	23,591
Seagate TechnologyADR (Computers)	3,894	91,548
Seagate Technology, Inc.*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	354	5,752
Silicon Laboratories, Inc.* (Semiconductors)	354	12,330
Skyworks Solutions, Inc.* (Semiconductors)	1,062	8,411
Sonus Networks, Inc.* (Telecommunications)	1,770	12,107
Sun Microsystems, Inc.* (Computers)	25,842	131,794
Sybase, Inc.* (Software)	708	16,794
Symantec Corp.* (Internet)	6,726	129,139
Synopsys, Inc.* (Computers)	1,062	25,977
Tech Data Corp.* (Distribution/Wholesale)	354	13,264
Tellabs, Inc.* (Telecommunications)	2,832	32,143
Teradyne, Inc.* (Semiconductors)	1,416	22,217
Tessera Technologies, Inc.* (Semiconductors)	354	14,560
Texas Instruments, Inc. (Semiconductors)	10,266	361,261
Tibco Software, Inc.* (Internet)	1,416	11,512
Trident Microsystems, Inc.* (Software)	354	5,384
Unisys Corp.* (Computers)	2,478	20,047
United Online, Inc. (Internet)	354	4,998
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	708	33,276
VeriFone Holdings, Inc.* (Software)	354	12,889
VeriSign, Inc.* (Internet)	1,770	52,551
Western Digital Corp.* (Computers)	1,416	30,232
Xerox Corp.* (Office/Business Equipment)	6,726	117,436
Xilinx, Inc. (Semiconductors)	2,124	53,100
Yahoo!, Inc.* (Internet)	9,204	213,993

TOTAL COMMON STOCKS (Cost $12,728,431)		15,467,442

Repurchase Agreements (28.5%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $5,852,842 (Collateralized by $5,822,000 of various U.S. Government Agency Obligations, 5.50%-5.875%, 10/5/09-3/21/11, market value $5,972,961)	$5,852,000	$5,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,852,000)		5,852,000

TOTAL INVESTMENT SECURITIES (Cost $18,580,431)—103.9%		21,319,442
Net other assets (liabilities)—(3.9%)		(805,091)

NET ASSETS—100.0%		$20,514,351

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 8/24/07	$15,460,902	$(698,005)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Commercial Services	0.1%
Computers	21.9%
Distribution/Wholesale	0.3%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	7.3%
Machinery-Diversified	NM
Office/Business Equipment	0.9%
Semiconductors	15.2%
Software	14.9%
Telecommunications	14.7%
Other**	24.6%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (65.8%)
	Shares	Value
Alltel Corp. (Telecommunications)	27,120	$1,788,564
AT&T, Inc. (Telecommunications)	347,640	13,613,582
CenturyTel, Inc. (Telecommunications)	8,136	373,198
Cincinnati Bell, Inc.* (Telecommunications)	18,984	97,958
Citizens Communications Co. (Telecommunications)	27,120	391,342
Dobson Communications Corp.—Class A* (Telecommunications)	11,752	146,312
Embarq Corp. (Telecommunications)	11,752	726,156
IDT Corp.—Class B (Telecommunications)	3,616	36,088
Leap Wireless International, Inc.* (Telecommunications)	3,616	319,654
Leucadia National Corp. (Holding Companies—Diversified)	12,656	475,866
Level 3 Communications, Inc.* (Telecommunications)	100,344	524,799
NII Holdings, Inc.—Class B* (Telecommunications)	11,752	987,403
Qwest Communications International, Inc.* (Telecommunications)	119,328	1,017,868
RCN Corp. (Telecommunications)	2,712	48,355
Sprint Corp. (Telecommunications)	217,864	4,472,748
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	3,616	240,102
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,616	219,853
Time Warner Telecom, Inc.—Class A* (Telecommunications)	10,848	212,078
US Cellular Corp.* (Telecommunications)	904	87,688
Verizon Communications, Inc. (Telecommunications)	226,904	9,670,649
Virgin Media, Inc. (Telecommunications)	20,792	516,473
Windstream Corp. (Telecommunications)	37,064	510,001

TOTAL COMMON STOCKS (Cost $28,711,681)		36,476,737

Repurchase Agreements (26.8%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $14,869,139 (Collateralized by $15,041,000 of various U.S. Government Agency Obligations, 5.20%-5.25%, 5/7/10-10/12/10, market value $15,165,911)	$14,867,000	$14,867,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,867,000)		14,867,000

TOTAL INVESTMENT SECURITIES (Cost $43,578,681)—92.6%		51,343,737
Net other assets (liabilities)—7.4%		4,098,838

NET ASSETS—100.0%		$55,442,575

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 8/28/07	$47,102,043	$(1,689,288)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Holding Companies—Diversified	0.9%
Telecommunications	64.9%
Other**	34.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (74.9%)
	Shares	Value
AGL Resources, Inc. (Gas)	4,400	$165,880
Allegheny Energy, Inc.* (Electric)	9,350	488,350
ALLETE, Inc. (Electric)	1,375	60,280
Alliant Energy Corp. (Electric)	6,325	233,709
Ameren Corp. (Electric)	11,550	554,169
American Electric Power, Inc. (Electric)	22,275	968,740
Aqua America, Inc. (Water)	7,425	162,459
Aquila, Inc.* (Electric)	20,900	79,002
Atmos Energy Corp. (Gas)	4,950	138,947
Avista Corp. (Electric)	3,025	59,956
Black Hills Corp. (Electric)	2,200	82,060
CenterPoint Energy, Inc. (Electric)	15,950	262,856
CLECO Corp. (Electric)	3,300	78,375
CMS Energy Corp. (Electric)	12,650	204,424
Consolidated Edison, Inc. (Electric)	15,125	660,660
Constellation Energy Group, Inc. (Electric)	10,175	852,665
Dominion Resources, Inc. (Electric)	19,800	1,667,556
DPL, Inc. (Electric)	6,325	168,119
DTE Energy Co. (Electric)	9,900	459,162
Duke Energy Corp. (Electric)	70,675	1,203,595
Edison International (Electric)	16,775	887,230
El Paso Electric Co.* (Electric)	2,475	57,593
Energen Corp. (Gas)	3,575	189,153
Energy East Corp. (Electric)	8,800	222,728
Entergy Corp. (Electric)	11,275	1,127,049
Equitable Resources, Inc. (Pipelines)	6,600	310,926
Exelon Corp. (Electric)	37,675	2,642,901
FirstEnergy Corp. (Electric)	17,050	1,035,787
FPL Group, Inc. (Electric)	20,900	1,206,557
Great Plains Energy, Inc. (Electric)	4,950	137,412
Hawaiian Electric Industries, Inc. (Electric)	4,675	106,637
IDACORP, Inc. (Electric)	2,475	76,626
Integrys Energy Group, Inc. (Electric)	4,125	204,146
KeySpan Corp. (Gas)	9,900	411,345
Mirant Corp.* (Electric)	14,575	551,372
National Fuel Gas Co. (Pipelines)	3,850	166,898
New Jersey Resources Corp. (Gas)	1,650	77,550
Nicor, Inc. (Gas)	2,475	97,540
NiSource, Inc. (Electric)	15,400	293,678
Northeast Utilities System (Electric)	8,525	233,073
Northwest Natural Gas Co. (Gas)	1,650	68,756
NorthWestern Corp. (Electric)	1,925	52,091
NRG Energy, Inc.* (Electric)	13,750	530,062
NSTAR (Electric)	6,050	190,272
ONEOK, Inc. (Gas)	5,775	293,081
Pepco Holdings, Inc. (Electric)	11,000	297,770
PG&E Corp. (Electric)	19,800	847,638
Piedmont Natural Gas Co., Inc. (Gas)	3,850	89,282
Pinnacle West Capital Corp. (Electric)	5,500	206,140
PNM Resources, Inc. (Electric)	3,850	99,446
PPL Corp. (Electric)	21,725	1,024,116
Progress Energy, Inc. (Electric)	14,575	636,344
Public Service Enterprise Group, Inc. (Electric)	14,025	1,208,254
Puget Energy, Inc. (Electric)	6,600	152,790
Questar Corp. (Pipelines)	9,900	509,751
Reliant Resources, Inc.* (Electric)	19,250	494,340
SCANA Corp. (Electric)	6,050	226,149
Sempra Energy (Gas)	13,200	695,904
Sierra Pacific Resources* (Electric)	12,375	196,639
Southern Co. (Electric)	42,350	1,424,654
Southern Union Co. (Gas)	5,775	178,332

Common Stocks, continued
	Shares	Value
Southwest Gas Corp. (Gas)	2,475	$76,923
Spectra Energy Corp. (Pipelines)	35,200	896,544
TECO Energy, Inc. (Electric)	11,825	190,855
The AES Corp.* (Electric)	37,675	740,314
The Williams Cos., Inc. (Pipelines)	33,550	1,081,987
TXU Corp. (Electric)	26,125	1,704,656
UGI Corp. (Gas)	6,050	156,151
Unisource Energy Corp. (Electric)	1,925	58,578
Vectren Corp. (Gas)	4,400	109,868
Westar Energy, Inc. (Electric)	4,950	113,949
WGL Holdings, Inc. (Gas)	2,750	82,335
Wisconsin Energy Corp. (Electric)	6,600	283,338
Xcel Energy, Inc. (Electric)	23,100	468,930

TOTAL COMMON STOCKS (Cost $25,393,037)		33,973,404

Repurchase Agreements (31.5%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $14,259,051 (Collateralized by $14,365,000 of various Federal Home Loan Bank Securities, 5.25%-5.50%, 10/5/09-5/7/10, market value $14,543,582)	$14,257,000	14,257,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,257,000)		14,257,000

TOTAL INVESTMENT SECURITIES (Cost $39,650,037)—106.4%		48,230,404
Net other assets (liabilities)—(6.4%)		(2,891,733)

NET ASSETS—100.0%		$45,338,671

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of a default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 8/24/07	$33,969,759	$(3,001,133)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Electric	61.7%
Gas	6.2%
Pipelines	6.6%
Water	0.4%
Other **	25.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (94.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $14,732,119 (Collateralized by $14,850,000 of various Federal Home Loan Bank Securities, 5.25%-5.50%, 10/5/09-5/7/10, market value $15,032,831)	$14,730,000	$14,730,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,730,000)		14,730,000

TOTAL INVESTMENT SECURITIES (Cost $14,730,000)—94.7%		14,730,000
Net other assets (liabilities)—5.3%		822,486

NET ASSETS—100.0%		$15,552,486

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 8/24/07	$(15,452,147)	$(31,329)

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (98.9%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $10,064,448 (Collateralized by $10,215,000 of various Federal Home Loan Bank Securities, 4.16%-5.50%, 10/5/09-2/1/10, market value $10,269,758)	$10,063,000	$10,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,063,000)		10,063,000

TOTAL INVESTMENT SECURITIES (Cost $10,063,000)—98.9%		10,063,000
Net other assets (liabilities)—1.1%		112,836

NET ASSETS—100.0%		$10,175,836

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 8/24/07	$(10,198,558)	$(190,003)

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (101.4%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $146,298,048 (Collateralized by $149,043,000 of various U.S. Government Agency Obligations, 4.875%-5.125%, 2/11/10-8/23/10, market value $149,207,486)	$146,277,000	$146,277,000

TOTAL REPURCHASE AGREEMENTS (Cost $146,277,000)		146,277,000

TOTAL INVESTMENT SECURITIES (Cost $146,277,000)—101.4%		146,277,000
Net other assets (liabilities)—(1.4%)		(2,043,635)

NET ASSETS—100.0%		$144,233,365

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 8/24/07	$(143,801,870)	$(415,229)

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments July 31, 2007

U.S. Treasury Obligations (88.4%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.75%, 2/15/37	$69,300,000	$67,697,438

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,604,038)		67,697,438

Repurchase Agreements (17.9%)
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $13,678,968 (Collateralized by $13,801,000 of various U.S. Government Agency Obligations, 3.875%-5.50%, 6/15/08-5/7/10, market value $13,956,186)	13,677,000	13,677,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,677,000)		13,677,000

TOTAL INVESTMENT SECURITIES (Cost $80,281,038)—106.3%		81,374,438
Net other assets (liabilities)—(6.3%)		(4,818,385)

NET ASSETS—100.0%		$76,556,053

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $2,426,188)	22	$101,278
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 7/31/07	$5,958,938	$97,772
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 7/31/07	19,928,250	232,341

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (66.6%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $8,956,289 (Collateralized by $9,125,000 of various Federal Home Loan Bank Securities, 4.16%-5.50%, 2/1/10-6/14/10, market value $9,140,075)	$8,955,000	$8,955,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,955,000)		8,955,000

Options Purchased(NM)
	Contracts
10-year U.S. Treasury Note Call Option 116 expiring December 2007	50	533

TOTAL OPTIONS PURCHASED (Cost $873)		533

TOTAL INVESTMENT SECURITIES (Cost $8,955,873)—66.6%		8,955,533
Net other assets (liabilities)—33.4%		4,490,010

NET ASSETS—100.0%		$13,445,543

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-year U.S. Treasury Note Futures Contract expiring September 2007 (Underlying face amount at value $1,721,750)	16	$(6,752)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-year U.S. Tresury Note (4.50% due 5/15/17) expiring 7/31/07	$(11,973,156)	$(33,108)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (111.3%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $178,642,701 (Collateralized by $180,998,000 of various U.S. Government Agency Obligations, 5.00%-5.375%, 9/14/07-10/12/10, market value $182,194,375)	$178,617,000	$178,617,000

TOTAL REPURCHASE AGREEMENTS (Cost $178,617,000)		178,617,000

Options Purchased(NM)
	Contracts
30-year U.S. Treasury Bond Call Option 132 expiring December 2007	650	4,914

TOTAL OPTIONS PURCHASED (Cost $11,346)		4,914

TOTAL INVESTMENT SECURITIES (Cost $178,628,346)—111.3%		178,621,914
Net other assets (liabilities)—(11.3%)		(18,144,648)

NET ASSETS—100.0%		$160,477,266

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $992,531)	9	$(10,350)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 7/31/07	$(181,796,438)	$(1,697,994)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 7/31/07	(20,905,125)	(1,088,726)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (90.7%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $11,699,683 (Collateralized by $11,797,000 of various U.S. Government Agency Obligations, 5.25%-5.875%, 5/7/10-3/21/11, market value $11,943,640)	$11,698,000	$11,698,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,698,000)		11,698,000

TOTAL INVESTMENT SECURITIES (Cost $11,698,000)—90.7%		11,698,000
Net other assets (liabilities)—9.3%		1,204,915

NET ASSETS—100.0%		$12,902,915

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At July 31, 2007 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	8/31/07	819,609	$1,671,474	$1,663,784	$7,691
Canadian Dollar vs. U.S. Dollar	8/31/07	1,342,018	1,271,226	1,259,361	11,865
Euro vs. U.S. Dollar	8/31/07	5,889,452	8,106,018	8,066,082	39,936
Japanese Yen vs. U.S. Dollar	8/31/07	226,833,566	1,900,606	1,923,493	(22,887)
Swedish Krona vs. U.S. Dollar	8/31/07	3,968,464	594,559	590,133	4,425
Swiss Franc vs. U.S. Dollar	8/31/07	608,533	507,376	507,760	(384)

Total Short Contracts			$14,051,259	$14,010,613	$40,646

Long
British Sterling Pound vs. U.S. Dollar	8/31/07	66,595	$136,850	$135,186	$(1,664)
Canadian Dollar vs. U.S. Dollar	8/31/07	109,209	104,650	102,483	(2,167)
Euro vs. U.S. Dollar	8/31/07	480,495	662,400	658,077	(4,323)
Japanese Yen vs. U.S. Dollar	8/31/07	18,820,238	156,400	159,591	3,191
Swedish Krona vs. U.S. Dollar	8/31/07	322,061	48,300	47,892	(408)
Swiss Franc vs. U.S. Dollar	8/31/07	49,935	41,400	41,666	266

Total Long Contracts			$1,150,000	$1,144,895	$(5,105)

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2007

Repurchase Agreements (96.0%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $100,033,392 (Collateralized by $101,136,000 of various U.S. Government Agency Obligations, 4.16%-5.50%, 7/13/09-8/19/11, market value $102,031,671)	$100,019,000	$100,019,000

TOTAL REPURCHASE AGREEMENTS (Cost $100,019,000)		100,019,000

TOTAL INVESTMENT SECURITIES (Cost $100,019,000)—96.0%		100,019,000
Net other assets (liabilities)—4.0%		4,175,199

NET ASSETS—100.0%		$104,194,199

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At July 31, 2007 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	8/31/07	246,647	$499,800	$500,687	$(887)
Canadian Dollar vs. U.S. Dollar	8/31/07	407,180	382,200	382,102	98
Euro vs. U.S. Dollar	8/31/07	1,764,330	2,419,200	2,416,393	2,807
Japanese Yen vs. U.S. Dollar	8/31/07	74,868,759	631,200	634,869	(3,669)
Swedish Krona vs. U.S. Dollar	8/31/07	1,183,556	176,400	176,002	398
Swiss Franc vs. U.S. Dollar	8/31/07	181,620	151,200	151,544	(344)

Total Short Contracts			$4,260,000	$4,261,597	$(1,597)

Long
British Sterling Pound vs. U.S. Dollar	8/31/07	6,343,357	$13,020,743	$12,876,835	$(143,907)
Canadian Dollar vs. U.S. Dollar	8/31/07	10,351,972	9,886,531	9,714,382	(172,149)
Euro vs. U.S. Dollar	8/31/07	45,402,213	62,765,322	62,182,009	(583,313)
Japanese Yen vs. U.S. Dollar	8/31/07	1,773,184,315	14,731,149	15,036,167	305,018
Swedish Krona vs. U.S. Dollar	8/31/07	30,348,182	4,576,515	4,512,949	(63,566)
Swiss Franc vs. U.S. Dollar	8/31/07	4,682,492	3,911,670	3,907,071	(4,599)

Total Long Contracts			$108,891,930	$108,229,413	$(662,516)

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Securities, at cost	$16,305,319	$5,750,282	$11,953,405	$72,018,799

Securities, at value	30,523,397	8,581,695	13,300,613	79,896,518
Repurchase agreements, at cost	6,143,000	139,000	4,600,000	6,327,000

Total Investment Securities	36,666,397	8,720,695	17,900,613	86,223,518
Cash	609	510	1,088	40,225
Segregated cash balances with brokers for futures contracts	295,840	7,640	43,668	505,354
Dividends and interest receivable	56,433	4,346	7,556	10,031
Receivable for investments sold	—	—	—	72,150
Receivable for capital shares issued	1,560,124	20,379	39,726	1,456,235
Receivable from Adviser	—	—	—	—
Prepaid expenses	12,377	7,024	8,020	11,617

Total Assets	38,591,780	8,760,594	18,000,671	88,319,130

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	39,367
Payable for capital shares redeemed	1,027,312	104,688	2,015,189	1,958,883
Unrealized loss on swap agreements	—	—	10,124	—
Variation margin on futures contracts	87,461	2,660	11,059	145,354
Advisory fees payable	40,871	8,057	11,862	37,547
Management services fees payable	8,174	1,611	2,372	8,046
Administration fees payable	1,639	312	469	1,607
Distribution and services fees payable—Service Class	5,204	1,959	2,311	3,328
Trustee fees payable	22	5	6	9
Transfer agency fees payable	16,074	2,190	2,488	10,633
Fund accounting fees payable	2,622	670	1,136	2,350
Compliance services fees payable	2,492	427	747	875
Service fees payable	1,069	203	306	1,048
Other accrued expenses	75,407	15,899	25,902	41,280

Total Liabilities	1,268,347	138,681	2,083,971	2,250,327

Net Assets	$37,323,433	$8,621,913	$15,916,700	$86,068,803

Net Assets consist of:
Capital	$51,412,059	$6,804,968	$13,894,304	$83,089,019
Accumulated net investment income (loss)	205,689	(40,816)	24,477	(99,728)
Accumulated net realized gains (losses) on investments	(28,060,670)	(897,343)	697,113	(4,806,313)
Net unrealized appreciation (depreciation) on investments	13,766,355	2,755,104	1,300,806	7,885,825

Net Assets	$37,323,433	$8,621,913	$15,916,700	$86,068,803

Net Assets:
Investor Class	$30,979,431	$7,605,039	$13,195,196	$83,156,344
Service Class	6,344,002	1,016,874	2,721,504	2,912,459
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	472,459	161,686	299,135	1,160,532
Service Class	104,843	22,698	65,505	43,485
Net Asset Value (offering and redemption price per share):
Investor Class	$65.57	$47.04	$44.11	$71.65
Service Class	60.51	44.80	41.55	66.98

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$12,827,114	$109,625,195	$7,051,713	$21,328,085	$3,940,680	$8,489,919

19,273,730	108,751,813	10,441,498	25,196,599	6,044,587	12,949,379
158,000	—	124,000	486,000	87,000	—

19,431,730	108,751,813	10,565,498	25,682,599	6,131,587	12,949,379
725	—	383	642	—	—
6,908	6,908	7,670	7,670	7,970	7,970
39,331	24,875	18,387	29,848	8,154	3,783
633,411	—	40,674	34,254	37,026	4,635,851
1,112,967	1,440,180	5,409	3,444	112,725	110,486
—	—	—	—	8,149	—
11,482	6,958	9,857	8,150	8,627	7,541

21,236,554	110,230,734	10,647,878	25,766,607	6,314,238	17,715,010

—	626,119	—	—	30	112,541
—	111,890	—	—	10,216	55,271
1,632,181	1,041,041	25,688	25,227	53,381	4,526,197
—	—	—	—	—	—
2,025	2,025	2,660	2,660	2,060	2,060
19,011	34,960	16,078	109,215	—	4,541
3,802	6,992	3,216	21,843	—	908
762	1,399	641	4,377	258	624
4,737	8,687	3,183	7,940	2,759	5,397
16	4	21	30	6	8
7,526	8,842	6,949	11,375	4,266	4,496
1,284	2,174	1,072	6,392	626	1,090
3,228	518	1,770	1,859	556	724
497	913	418	2,855	168	407
68,330	27,332	53,171	114,539	21,585	27,778

1,743,399	1,872,896	114,867	308,312	95,911	4,742,042

$19,493,155	$108,357,838	$10,533,011	$25,458,295	$6,218,327	$12,972,968

$(1,656,925)	$108,165,638	$2,270,020	$21,078,943	$4,192,710	$7,268,638
400,467	(31,747)	22,354	(352,839)	(40,295)	(258,859)
14,309,587	1,103,919	4,861,597	874,422	(24,850)	1,516,874
6,440,026	(879,972)	3,379,040	3,857,769	2,090,762	4,446,315

$19,493,155	$108,357,838	$10,533,011	$25,458,295	$6,218,327	$12,972,968

$14,369,176	$99,531,257	$7,060,301	$16,908,423	$3,663,351	$8,129,963
5,123,979	8,826,581	3,472,710	8,549,872	2,554,976	4,843,005

261,699	2,411,774	148,520	400,100	76,157	181,648
96,628	223,821	77,214	214,637	56,374	114,322

$54.91	$41.27	$47.54	$42.26	$48.10	$44.76
53.03	39.44	44.98	39.83	45.32	42.36

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$16,126,558	$79,398,233	$56,519,593	$87,719,212

Securities, at value	21,125,650	131,515,158	77,507,689	95,939,259
Repurchase agreements, at cost	103,000	24,917,000	29,810,000	35,468,000

Total Investment Securities	21,228,650	156,432,158	107,317,689	131,407,259
Cash	10,722	—	592	2,972
Segregated cash balances with brokers for futures contracts	—	5,011,904	1,573,904	3,378,432
Dividends and interest receivable	112,077	161,547	51,670	76,822
Receivable for investments sold	—	—	—	4
Receivable for capital shares issued	706,862	8,166,572	1,626,961	11,150,954
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	12,582	14,986	14,788	16,799

Total Assets	22,070,893	169,787,167	110,585,604	146,033,242

Liabilities:
Cash overdraft	—	23,204	—	—
Foreign currency overdraft	—	—	—	—
Payable for capital shares redeemed	590,134	8,584,784	16,207,621	12,860,055
Unrealized loss on swap agreements	—	266,086	359,607	282,080
Variation margin on futures contracts	—	1,464,865	474,864	870,975
Advisory fees payable	52,312	120,415	76,688	87,659
Management services fees payable	10,463	24,083	15,338	17,532
Administration fees payable	2,097	4,822	3,069	3,491
Distribution and services fees payable—Service Class	4,234	10,448	9,452	6,809
Trustee fees payable	15	53	31	37
Transfer agency fees payable	14,708	32,272	19,763	21,411
Fund accounting fees payable	3,010	7,166	4,605	5,450
Compliance services fees payable	1,171	5,287	2,705	4,510
Service fees payable	1,368	3,145	2,002	2,277
Other accrued expenses	24,333	175,127	93,068	132,666

Total Liabilities	703,845	10,721,757	17,268,813	14,294,952

Net Assets	$21,367,048	$159,065,410	$93,316,791	$131,738,290

Net Assets consist of:
Capital	$18,700,465	$207,712,640	$94,571,839	$117,356,686
Accumulated net investment income (loss)	985,871	2,347,765	265,538	285,502
Accumulated net realized gains (losses) on investments	(3,318,380)	(98,752,999)	(19,966,473)	12,277,363
Net unrealized appreciation (depreciation) on investments	4,999,092	47,758,004	18,445,887	1,818,739

Net Assets	$21,367,048	$159,065,410	$93,316,791	$131,738,290

Net Assets:
Investor Class	$18,757,213	$147,983,706	$84,108,203	$124,567,905
Service Class	2,609,835	11,081,704	9,208,588	7,170,385
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	917,178	2,046,944	1,597,447	4,177,569
Service Class	126,955	166,440	186,567	257,290
Net Asset Value (offering and redemption price per share):
Investor Class	$20.45	$72.29	$52.65	$29.82
Service Class	20.56	66.58	49.36	27.87

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund	Bear ProFund

$27,230,851	$92,238,172	$—	$—	$57,750	$3,825

35,720,677	202,110,372	—	—	21,070	1,463
10,122,000	49,103,000	43,247,000	264,400,000	104,594,000	42,792,000

45,842,677	251,213,372	43,247,000	264,400,000	104,615,070	42,793,463
—	52	85	216	—	749
2,426,784	7,078,418	—	—	11,153,591	762,869
45,532	52,986	6,223	38,044	70,227	6,157
—	182,474	—	—	—	—
2,094,688	18,948,275	643,678	7,683,956	8,674,623	645,969
—	—	1,448,657	—	134,407	82,733
—	—	—	—	—	217,301
17,871	17,227	19,791	23,428	15,270	10,274

50,427,552	277,492,804	45,365,434	272,145,644	124,663,188	44,519,515

7,681	—	—	—	53,811	—
—	—	—	—	1,178,295	—
6,642,388	9,012,738	3,700,836	11,452,789	5,606,178	4,088,523
5,075	2,912,080	—	5,081,839	—	—
658,058	2,031,250	—	—	1,515,603	—
32,061	171,559	34,664	159,282	113,674	7,667
6,412	34,312	6,933	31,857	18,946	1,534
1,281	6,883	1,388	6,383	3,769	955
3,463	14,178	5,243	11,767	5,307	2,316
13	64	13	32	44	14
9,555	38,180	8,060	25,965	23,920	4,837
1,845	9,881	1,981	9,111	5,381	1,364
1,201	7,306	1,226	3,253	4,538	1,144
835	4,489	905	4,163	2,458	623
38,843	225,309	42,327	125,079	129,050	32,489

7,408,711	14,468,229	3,803,576	16,911,520	8,660,974	4,141,466

$43,018,841	$263,024,575	$41,561,858	$255,234,124	$116,002,214	$40,378,049

$33,294,351	$1,868,378,031	$40,368,504	$228,316,460	$155,804,618	$78,213,706
338,805	(670,768)	1,320,882	3,254,054	3,698,272	864,842
2,163,258	(1,711,662,215)	(1,576,185)	28,745,449	(34,858,125)	(39,537,696)
7,222,427	106,979,527	1,448,657	(5,081,839)	(8,642,551)	837,197

$43,018,841	$263,024,575	$41,561,858	$255,234,124	$116,002,214	$40,378,049

$39,543,834	$248,250,279	$35,554,416	$243,762,881	$111,087,238	$38,298,673
3,475,007	14,774,296	6,007,442	11,471,243	4,914,976	2,079,376

884,884	8,371,023	975,553	5,316,535	2,320,261	1,455,118
80,483	540,298	166,578	253,157	110,265	78,251

$44.69	$29.66	$36.45	$45.85	$47.88	$26.32
43.18	27.34	36.06	45.31	44.57	26.57

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities, continued

	Short Small- Cap ProFund	Short OTC ProFund	UltraBear ProFund	UltraShort Mid-Cap ProFund
Assets:
Securities, at cost	$1,530	$2,900	$13,600	$680

Securities, at value	585	1,020	5,200	260
Repurchase agreements, at cost	27,732,000	18,136,000	104,311,000	21,493,000

Total Investment Securities	27,732,585	18,137,020	104,316,200	21,493,260
Cash	813	168	762	773
Segregated cash balances with brokers for futures contracts	624,649	217,159	5,918,435	220,762
Dividends and interest receivable	3,990	2,610	39,258	3,093
Receivable for total return swap agreements sold	—	—	—	—
Receivable for capital shares issued	1,001,398	1,560,494	2,206,718	2,286,518
Unrealized gain on swap agreements	40,468	198,111	290,456	122,340
Variation margin on futures contracts	159,853	59,114	1,691,570	86,459
Prepaid expenses	15,307	16,455	12,152	10,473

Total Assets	29,579,063	20,191,131	114,475,551	24,223,678

Liabilities:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	2,788,922	2,927,553	2,704,600	515,316
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	9,763	641	70,036	3,807
Management services fees payable	1,953	128	14,007	761
Administration fees payable	393	375	2,816	348
Distribution and services fees payable—Service Class	1,867	2,720	8,996	1,746
Trustee fees payable	5	5	32	4
Transfer agency fees payable	2,655	2,841	15,408	1,935
Fund accounting fees payable	560	535	4,020	497
Compliance services fees payable	600	513	2,969	326
Service fees payable	256	245	1,837	227
Other accrued expenses	22,241	17,730	95,527	10,862

Total Liabilities	2,829,215	2,953,286	2,920,248	535,829

Net Assets	$26,749,848	$17,237,845	$111,555,303	$23,687,849

Net Assets consist of:
Capital	$82,509,383	$49,426,148	$293,109,468	$34,610,993
Accumulated net investment income (loss)	409,866	493,197	2,597,825	261,667
Accumulated net realized gains (losses) on investments	(57,086,344)	(32,937,223)	(190,804,891)	(11,793,566)
Net unrealized appreciation (depreciation) on investments	916,943	255,723	6,652,901	608,755

Net Assets	$26,749,848	$17,237,845	$111,555,303	$23,687,849

Net Assets:
Investor Class	$25,757,612	$12,814,261	$100,229,388	$18,615,563
Service Class	992,236	4,423,584	11,325,915	5,072,286
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,563,134	788,838	7,359,648	1,410,475
Service Class	57,530	277,139	834,394	390,220
Net Asset Value (offering and redemption price per share):
Investor Class	$16.48	$16.24	$13.62	$13.20
Service Class	17.25	15.96	13.57	13.00

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund

$21,100	$5,015	$10,362	$—	$—	$11,550

14,500	1,534	6,095	—	—	4,214
252,436,000	18,908,000	117,609,000	23,171,000	79,192,000	7,624,000

252,450,500	18,909,534	117,615,095	23,171,000	79,192,000	7,628,214
1,163	—	121	101	468	—
13,078,819	745,857	2,120,924	—	—	889,125
36,323	6,004	16,923	3,334	11,395	3,941
14,772,270	—	—	—	—	—
9,329,808	1,352,206	3,072,232	3,342,295	6,713,668	3,124,685
835,117	100,577	2,584,900	—	—	—
3,495,578	210,793	587,725	—	—	130,127
26,378	17,225	19,816	15,335	18,494	16,780

294,025,956	21,342,196	126,017,736	26,532,065	85,936,025	11,792,872

—	2,908	—	—	—	1,936
3,043,519	504,618	2,861,411	255,299	651,495	5,435,595
—	—	—	681,134	2,798,574	3,369
107,369	12,974	85,086	11,463	42,057	5,176
21,474	2,595	17,017	2,292	8,411	863
4,331	521	3,414	461	1,684	174
7,414	3,328	2,715	253	1,061	176
44	6	42	5	19	2
20,883	3,763	20,300	2,349	8,735	1,601
6,182	744	4,873	658	2,404	248
4,138	515	4,087	1,472	1,352	200
2,825	340	2,226	300	1,098	113
144,793	14,679	121,318	16,985	51,688	5,997

3,362,972	546,991	3,122,489	972,671	3,568,578	5,455,450

$290,662,984	$20,795,205	$122,895,247	$25,559,394	$82,367,447	$6,337,422

$433,089,563	$30,522,327	$492,148,212	$66,701,261	$145,961,827	$8,968,340
3,539,602	430,766	3,759,700	717,162	1,486,514	171,974
(160,891,806)	(10,760,094)	(376,412,209)	(41,177,895)	(62,282,320)	(3,182,487)
14,925,625	602,206	3,399,544	(681,134)	(2,798,574)	379,595

$290,662,984	$20,795,205	$122,895,247	$25,559,394	$82,367,447	$6,337,422

$273,205,571	$17,447,931	$119,669,447	$25,155,595	$80,862,259	$6,085,267
17,457,413	3,347,274	3,225,800	403,799	1,505,188	252,155

19,530,541	1,020,814	10,286,885	1,149,903	5,984,108	226,319
1,246,047	199,471	266,874	18,357	111,253	9,249

$13.99	$17.09	$11.63	$21.88	$13.51	$26.89
14.01	16.78	12.09	22.00	13.53	27.26

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities, continued

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund
Assets:
Securities, at cost	$2,088,486	$33,858,483	$13,005,573	$1,511,564

Securities, at value	2,427,948	40,229,089	18,028,874	1,872,596
Repurchase agreements, at cost	1,396,000	17,145,000	6,164,000	609,000

Total Investment Securities	3,823,948	57,374,089	24,192,874	2,481,596
Cash	725	513	493	—
Dividends and interest receivable	3,264	36,651	887	2,376
Receivable for investments sold	1,456,564	—	408,834	1,526
Receivable for capital shares issued	182,855	764,578	579,444	194,041
Receivable from Adviser	1,965	—	—	8,028
Prepaid expenses	7,667	15,306	12,375	9,151

Total Assets	5,476,988	58,191,137	25,194,907	2,696,718

Liabilities:
Cash overdraft	—	—	—	814
Payable for investments purchased	—	—	—	135,663
Payable for capital shares redeemed	2,031,248	675,985	324,671	1,467
Unrealized loss on swap agreements	205,931	3,962,849	222,469	60,925
Advisory fees payable	—	42,995	17,787	—
Management services fees payable	—	8,599	3,557	—
Administration fees payable	97	1,720	662	64
Distribution and services fees payable—Service Class	398	6,987	622	79
Trustee fees payable	1	12	7	1
Transfer agency fees payable	697	9,557	3,147	531
Fund accounting fees payable	189	2,502	966	176
Compliance services fees payable	436	691	388	79
Service fees payable	63	1,124	432	42
Other accrued expenses	5,281	48,064	23,498	4,705

Total Liabilities	2,244,341	4,761,085	598,206	204,546

Net Assets	$3,232,647	$53,430,052	$24,596,701	$2,492,172

Net Assets consist of:
Capital	$3,513,407	$54,865,297	$38,342,482	$2,746,573
Accumulated net investment income (loss)	77,018	237,934	(65,975)	40,963
Accumulated net realized gains (losses) on investments	(491,309)	(4,080,936)	(18,480,638)	(595,471)
Net unrealized appreciation (depreciation) on investments	133,531	2,407,757	4,800,832	300,107

Net Assets	$3,232,647	$53,430,052	$24,596,701	$2,492,172

Net Assets:
Investor Class	$2,810,779	$47,109,369	$23,911,853	$2,271,635
Service Class	421,868	6,320,683	684,848	220,537
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	75,988	850,526	467,458	59,781
Service Class	11,189	116,103	14,337	5,860
Net Asset Value (offering and redemption price per share):
Investor Class	$36.99	$55.39	$51.15	$38.00
Service Class	37.70	54.44	47.77	37.63

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund		Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund

$568,675		$3,750,176	$7,681,208	$16,336,866	$7,061,038	$8,379,145

659,304		4,873,329	9,991,555	17,058,760	15,005,018	11,177,653
303,000		1,930,000	3,754,000	6,294,000	6,044,000	6,602,000

962,304		6,803,329	13,745,555	23,352,760	21,049,018	17,779,653
3,157		1,713	2,126	—	288,168	129
206		5,672	6,374	9,030	870	950
219,714		103,657	9,833	259,985	468,899	3,276,192
—		53,872	74,714	573,137	548,930	50,727
15,530		—	—	—	—	—
9,834		14,515	13,154	8,990	13,704	14,250

1,210,745		6,982,758	13,851,756	24,203,902	22,369,589	21,121,901

—		—	—	192,440	—	—
2,236		1,155	3,263	238,629	287,550	—
288,127		191,926	9,066	233,862	1,002,745	371,894
37,048		292,981	507,481	760,443	1,139,328	2,031,016
—		4,077	3,819	5,923	14,777	29,141
—		815	764	1,185	2,955	5,828
21		163	344	725	590	1,166
133		562	2,938	1,289	1,045	1,224
—	(a)	2	4	3	5	10
190		1,128	2,286	2,168	3,003	5,250
139		345	578	1,159	865	1,672
36		250	266	167	377	492
13		106	225	474	385	762
5,055		12,974	15,010	24,815	19,269	31,574

332,998		506,484	546,044	1,463,282	2,472,894	2,480,029

$877,747		$6,476,274	$13,305,712	$22,740,620	$19,896,695	$18,641,872

$1,018,917		$10,892,578	$19,066,181	$26,161,085	$21,678,817	$18,758,023
6,747		78,041	91,324	38,710	(65,172)	(6,807)
(201,498)		(5,324,517)	(7,654,659)	(3,420,626)	(8,521,602)	(876,836)
53,581		830,172	1,802,866	(38,549)	6,804,652	767,492

$877,747		$6,476,274	$13,305,712	$22,740,620	$19,896,695	$18,641,872

$740,663		$4,574,214	$8,710,315	$21,001,006	$18,799,311	$17,526,083
137,084		1,902,060	4,595,397	1,739,614	1,097,384	1,115,789

22,763		161,586	547,160	435,657	205,171	773,638
4,348		71,159	307,205	37,129	12,858	53,295

$32.54		$28.31	$15.92	$48.21	$91.63	$22.65
31.53		26.73	14.96	46.85	85.35	20.94

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities, continued

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
Assets:
Securities, at cost	$91,779,354	$38,221,333	$4,772,626	$—

Securities, at value	148,671,787	43,076,707	6,025,846	—
Repurchase agreements, at cost	61,762,000	16,409,000	2,417,000	195,164,000

Total Investment Securities	210,433,787	59,485,707	8,442,846	195,164,000
Cash	587,383	27,182	144	162
Dividends and interest receivable	74,784	3,485	8,398	28,082
Receivable for investments sold	—	—	105,185	—
Receivable for capital shares issued	2,211,982	1,289,091	305,516	4,287,647
Receivable from Adviser	—	—	—	—
Prepaid expenses	25,505	16,959	16,248	21,504

Total Assets	213,333,441	60,822,424	8,878,337	199,501,395

Liabilities:
Payable for investments purchased	586,666	26,492	224,366	—
Payable for capital shares redeemed	1,653,456	1,534,769	117,568	3,633,026
Unrealized loss on swap agreements	13,214,851	1,817,940	403,514	17,255,619
Advisory fees payable	149,421	33,497	1,266	115,891
Management services fees payable	29,884	6,700	253	23,178
Administration fees payable	5,986	1,344	241	4,661
Distribution and services fees payable—Service Class	13,343	3,682	611	76,627
Trustee fees payable	47	7	3	36
Transfer agency fees payable	25,444	12,714	1,594	39,042
Fund accounting fees payable	8,608	1,946	362	6,664
Compliance services fees payable	2,784	368	214	2,258
Service fees payable	3,910	878	158	3,045
Other accrued expenses	190,146	23,843	12,311	94,210

Total Liabilities	15,884,546	3,464,180	762,461	21,254,257

Net Assets	$197,448,895	$57,358,244	$8,115,876	$178,247,138

Net Assets consist of:
Capital	$125,250,281	$49,992,604	$14,166,457	$165,136,785
Accumulated net investment income (loss)	697,673	(3,983)	194,007	2,694,272
Accumulated net realized gains (losses) on investments	27,823,359	4,332,189	(7,094,294)	27,671,700
Net unrealized appreciation (depreciation) on investments	43,677,582	3,037,434	849,706	(17,255,619)

Net Assets	$197,448,895	$57,358,244	$8,115,876	$178,247,138

Net Assets:
Investor Class	$182,860,574	$51,489,867	$7,513,089	$90,037,134
Service Class	14,588,321	5,868,377	602,787	88,210,004
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	3,518,991	1,323,985	756,124	2,076,743
Service Class	300,542	152,357	63,493	2,112,750
Net Asset Value (offering and redemption price per share):
Investor Class	$51.96	$38.89	$9.94	$43.35
Service Class	48.54	38.52	9.49	41.75

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund

$17,611,319	$14,476,592	$12,728,431	$28,711,681	$25,393,037	$—

21,660,112	18,680,905	15,467,442	36,476,737	33,973,404	—
8,999,000	7,367,000	5,852,000	14,867,000	14,257,000	14,730,000

30,659,112	26,047,905	21,319,442	51,343,737	48,230,404	14,730,000
508	550	8,902	132	332	18
19,691	7,733	1,705	360,199	45,068	2,119
709,852	410,929	480,570	5,601,684	51,601	—
178,888	278,288	135,602	342,740	391,193	992,976
—	—	—	—	—	738
26,349	15,439	12,305	13,670	17,083	7,678

31,594,400	26,760,844	21,958,526	57,662,162	48,735,681	15,733,529

—	—	7,777	—	—	—
942,451	521,514	701,600	394,141	270,171	135,706
1,753,135	1,326,112	698,005	1,689,288	3,001,133	31,329
25,678	18,209	6,893	45,421	37,782	—
5,135	3,642	1,379	9,084	7,557	—
1,025	855	581	1,818	1,511	305
1,825	2,666	1,460	2,284	5,654	691
19	4	4	20	20	3
5,569	3,625	1,962	8,567	9,313	1,312
1,514	1,261	915	2,612	2,202	436
1,283	246	296	1,119	1,251	159
670	559	379	1,188	987	199
63,662	22,877	22,924	64,045	59,429	10,903

2,801,966	1,901,570	1,444,175	2,219,587	3,397,010	181,043

$28,792,434	$24,859,274	$20,514,351	$55,442,575	$45,338,671	$15,552,486

$39,000,257	$54,776,057	$28,321,266	$45,323,152	$34,214,058	$22,947,603
432,914	19,747	22,139	961,929	756,611	223,257
(12,936,395)	(32,814,731)	(9,870,060)	3,081,726	4,788,768	(7,587,045)
2,295,658	2,878,201	2,041,006	6,075,768	5,579,234	(31,329)

$28,792,434	$24,859,274	$20,514,351	$55,442,575	$45,338,671	$15,552,486

$27,340,490	$24,220,102	$19,337,222	$53,726,416	$40,716,515	$14,946,921
1,451,944	639,172	1,177,129	1,716,159	4,622,156	605,565

640,023	1,188,360	608,840	1,710,008	1,631,495	774,421
33,507	33,656	39,040	57,739	194,352	31,336

$42.72	$20.38	$31.76	$31.42	$24.96	$19.30
43.33	18.99	30.15	29.72	23.78	19.32

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2007

Statements of Assets and Liabilities, continued

	Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund
Assets:
Securities, at cost	$—	$—	$66,604,038	$873

Securities, at value	—	—	67,697,438	533
Repurchase agreements, at cost	10,063,000	146,277,000	13,677,000	8,955,000

Total Investment Securities	10,063,000	146,277,000	81,374,438	8,955,533
Cash	76	362	298	362
Segregated cash balances with brokers for futures contracts	—	—	34,265	15,966
Interest receivable	1,448	21,048	1,367,147	1,289
Receivable for capital shares issued	549,287	1,774,577	1,391,312	4,914,372
Unrealized appreciation on currency contracts	—	—	—	—
Unrealized gain on swap agreements	—	—	330,113	—
Variation margin on futures contracts	—	—	15,813	—
Receivable from Adviser	—	—	—	—
Prepaid expenses	12,634	7,768	27,443	19,575

Total Assets	10,626,445	148,080,755	84,540,829	13,907,097

Liabilities:
Dividends payable	—	—	4,831	—
Payable for investments purchased	—	—	6,838,125	—
Payable for capital shares redeemed	226,161	3,177,635	1,033,492	403,079
Unrealized depreciation on currency contracts	—	—	—	—
Unrealized loss on swap agreements	190,003	415,229	—	33,108
Variation margin on futures contracts	—	—	—	7,250
Advisory fees payable	9,820	83,213	29,618	5,538
Management services fees payable	1,964	16,643	8,885	1,107
Administration fees payable	392	3,343	1,786	221
Distribution and services fees payable—Service Class	664	10,434	21,496	263
Distribution and services fees payable—Class A	—	—	7	— (a)
Trustee fees payable	7	31	12	4
Transfer agency fees payable	3,595	13,652	12,997	1,593
Fund accounting fees payable	560	4,780	2,549	315
Compliance services fees payable	434	1,766	1,422	658
Service fees payable	256	2,184	1,165	144
Other accrued expenses	16,753	118,480	28,391	8,274

Total Liabilities	450,609	3,847,390	7,984,776	461,554

Net Assets	$10,175,836	$144,233,365	$76,556,053	$13,445,543

Net Assets consist of:
Capital	$16,958,400	$151,006,415	$77,432,607	$14,329,298
Accumulated net investment income (loss)	571,644	2,294,078	(54,508)	480,970
Accumulated net realized gains (losses) on investments	(7,164,205)	(8,651,899)	(2,346,837)	(1,324,525)
Net unrealized appreciation (depreciation) on investments	(190,003)	(415,229)	1,524,791	(40,200)

Net Assets	$10,175,836	$144,233,365	$76,556,053	$13,445,543

Net Assets:
Investor Class	$9,545,664	$126,196,745	$60,988,259	$13,194,272
Service Class	630,172	18,036,620	15,522,432	250,250
Class A	—	—	45,362	1,021
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	368,143	4,688,491	2,018,183	417,003
Service Class	24,380	673,043	515,918	7,994
Class A	—	—	1,501	32
Net Asset Value (offering and redemption price per share):
Investor Class	$25.93	$26.92	$30.22	$31.64
Service Class	25.85	26.80	30.09	31.30
Class A(b)	—	—	30.22	31.64 (c)
Maximum Sales Charge:
Class A	N/A	N/A	4.75%	4.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$—	$—	$31.73	$33.22

(a)	Amount is less than $0.50.
(b)

Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

(c)	Net asset value is calculated using unrounded net assets of $1,020.63 divided by the unrounded shares outstanding of 32.26.
(d)	Net asset value is calculated using unrounded net assets of $1,030.81 divided by the unrounded shares outstanding of 50.53.

See accompanying notes to the financial statements.

Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$11,346	$—	$—

4,914	—	—
178,617,000	11,698,000	100,019,000

178,621,914	11,698,000	100,019,000
723	740	193
8,708	—	—
25,701	1,683	14,392
1,590,415	1,164,207	6,368,012
—	35,541	—
—	—	—
—	—	—
—	32,599	—
29,088	10,605	12,187

180,276,549	12,943,375	106,413,784

—	—	—
—	—	—
16,620,826	31,273	1,393,740
—	—	664,113
2,786,720	—	—
6,469	—	—
111,547	—	56,872
22,310	—	11,374
4,468	165	2,283
14,511	1,347	3,687
— (a)	—	—
50	3	21
25,755	1,517	16,730
6,378	235	3,259
5,317	323	1,892
2,914	108	1,489
192,018	5,489	64,125

19,799,283	40,460	2,219,585

$160,477,266	$12,902,915	$104,194,199

$271,714,431	$14,545,062	$102,334,508
2,552,734	238,819	1,711,085
(110,986,397)	(1,916,507)	812,719
(2,803,502)	35,541	(664,113)

$160,477,266	$12,902,915	$104,194,199

$147,556,479	$10,757,091	$100,038,047
12,919,756	2,145,824	4,156,152
1,031	—	—

7,227,221	355,559	3,300,411
649,224	71,409	138,135
51	—	—

$20.42	$30.25	$30.31
19.90	30.05	30.09
20.40 (d)	—	—

4.75%	N/A	N/A

$21.42	$—	$—

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$1,618,967	$126,006	$206,305	$175,606
Interest	349,997	228,366	622,808	247,686

Total Investment Income	1,968,964	354,372	829,113	423,292

Expenses:
Advisory fees	683,026	121,291	220,129	290,714
Management services fees	136,606	24,258	44,026	62,296
Administration fees	28,308	5,359	9,116	12,865
Distribution and services fees—Service Class	104,728	15,976	36,422	29,181
Transfer agency fees	115,181	12,199	25,816	46,156
Administrative services fees	193,475	27,726	52,661	89,716
Registration and filing fees	52,859	40,518	48,134	37,468
Custody fees	31,690	16,396	24,189	14,960
Fund accounting fees	42,608	7,270	17,929	19,006
Trustee fees	1,402	167	461	510
Compliance services fees	2,419	446	778	1,006
Services fees	17,620	2,327	5,763	8,193
Other fees	64,757	27,419	26,175	36,733
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	1,474,679	301,352	511,599	648,804
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	1,474,679	301,352	511,599	648,804

Net Investment Income (Loss)	494,285	53,020	317,514	(225,512)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	12,036,863	991,973	2,724,126	4,934,524
Net realized gains (losses) on futures contracts	1,178,713	316,895	(170,248)	(328,605)
Net realized gains (losses) on swap agreements	—	84,554	(267,491)	—
Change in net unrealized appreciation/depreciation on investments	145,379	(103,533)	(1,691,409)	1,215,336

Net Realized and Unrealized Gains (Losses) on Investments	13,360,955	1,289,889	594,978	5,821,255

Change in Net Assets Resulting from Operations	$13,855,240	$1,342,909	$912,492	$5,595,743

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$3,557,196	$428,546	$1,155,315	$550,526	$369,616	$116,630
14,575	7,915	10,996	13,433	7,620	7,426

3,571,771	436,461	1,166,311	563,959	377,236	124,056

1,080,154	230,278	457,967	474,374	169,954	191,044
216,032	46,056	91,594	94,875	33,991	38,209
44,497	9,490	19,151	19,507	7,082	7,969
120,718	59,238	79,200	67,915	57,520	53,987
108,771	46,526	66,770	48,226	28,735	28,779
439,449	46,207	146,015	140,006	36,720	53,624
33,291	30,825	29,365	32,240	28,624	28,037
59,753	28,426	33,018	24,006	53,688	32,568
65,032	15,830	28,689	28,477	12,969	13,477
2,231	323	1,120	634	406	409
3,512	694	1,785	1,829	559	735
27,639	6,067	12,221	12,420	4,473	5,067
103,012	23,381	30,191	38,365	15,355	13,896
—	1,105	—	—	—	—

2,304,091	544,446	997,086	982,874	450,076	467,801
—	—	—	—	(42,546)	(16,765)

2,304,091	544,446	997,086	982,874	407,530	451,036

1,267,680	(107,985)	169,225	(418,915)	(30,294)	(326,980)

22,657,211	3,547,899	8,155,298	1,933,148	4,609,016	2,630,213
21,256	21,256	25,067	25,067	21,976	21,976
—	—	—	—	—	—
(2,676,527)	(1,615,937)	(533,549)	1,853,746	(1,153,093)	739,161

20,001,940	1,953,218	7,646,816	3,811,961	3,477,899	3,391,350

$21,269,620	$1,845,233	$7,816,041	$3,393,046	$3,447,605	$3,064,370

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$1,136,963	$3,220,664	$1,013,877	$1,902,945
Interest	7,046	1,567,724	1,174,471	2,380,996
Foreign tax withholding	(66,064)	—	—	—

Total Investment Income	1,077,945	4,788,388	2,188,348	4,283,941

Expenses:
Advisory fees	310,418	1,481,876	783,916	1,462,971
Management services fees	62,084	296,377	156,784	292,596
Administration fees	12,811	61,282	32,446	60,632
Distribution and services fees—Service Class	54,519	153,323	83,795	128,009
Transfer agency fees	51,500	174,549	99,777	185,498
Administrative services fees	40,082	456,141	215,545	376,134
Registration and filing fees	28,867	49,785	47,178	45,286
Custody fees	10,370	61,701	40,829	68,114
Fund accounting fees	17,916	89,767	48,280	90,674
Trustee fees	543	2,929	1,539	2,904
Compliance services fees	1,087	5,189	2,605	4,647
Services fees	8,061	39,018	20,651	38,044
Other fees	25,127	138,782	75,415	139,518
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	623,385	3,010,719	1,608,760	2,895,027
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	623,385	3,010,719	1,608,760	2,895,027

Net Investment Income (Loss)	454,560	1,777,669	579,588	1,388,914

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities and foreign currency transactions	935,272	6,131,087	5,677,849	17,473,208
Net realized gains (losses) on futures contracts	4,319	13,920,096	6,450,991	14,512,414
Net realized gains (losses) on swap agreements	—	11,624,325	2,055,506	18,102,017
Change in net unrealized appreciation/depreciation on investments	1,934,613	5,445,789	(483,502)	(9,388,041)

Net Realized and Unrealized Gains (Losses) on Investments	2,874,204	37,121,297	13,700,844	40,699,598

Change in Net Assets Resulting from Operations	$3,328,764	$38,898,966	$14,280,432	$42,088,512

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund	Bear ProFund

$782,870	$1,392,525	$—	$—	$—	$—
531,802	1,857,585	2,501,344	6,066,673	9,312,326	2,110,882
—	—	—	—	—	—

1,314,672	3,250,110	2,501,344	6,066,673	9,312,326	2,110,882

337,189	2,208,350	360,742	863,986	1,709,050	300,175
67,438	441,672	72,149	172,798	284,843	60,035
13,930	91,408	14,664	34,085	59,053	12,469
56,681	189,117	44,278	59,495	84,314	32,568
47,292	289,093	51,849	125,197	162,425	32,378
81,967	554,557	87,540	161,280	423,361	103,694
30,110	55,850	41,046	43,405	44,332	50,143
11,912	50,383	10,920	19,343	27,526	11,283
19,558	129,799	20,623	49,892	83,019	17,646
629	4,312	844	1,456	3,142	540
1,153	7,210	1,256	3,239	4,397	1,050
8,761	57,637	9,712	23,606	37,195	7,823
40,957	244,676	29,987	86,611	139,001	26,730
—	—	8,350	—	—	—

717,577	4,324,064	753,960	1,644,393	3,061,658	656,534
—	—	—	—	—	(31,639)

717,577	4,324,064	753,960	1,644,393	3,061,658	624,895

597,095	(1,073,954)	1,747,384	4,422,280	6,250,668	1,485,987

629,565	51,749,001	—	—	(47,768,427)	(9,775)
5,872,875	9,412,310	—	—	113,945,081	(4,847,764)
1,362,457	55,322,738	932,436	34,054,874	2,268,815	(5,826,793)
2,278,886	1,881,396	1,271,845	(7,444,901)	(40,300,082)	1,707,490

10,143,783	118,365,445	2,204,281	26,609,973	28,145,387	(8,976,842)

$10,740,878	$117,291,491	$3,951,665	$31,032,253	$34,396,055	$(7,490,855)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations, continued

	Short Small-Cap ProFund	Short OTC ProFund	UltraBear ProFund	UltraShort Mid-Cap ProFund
Investment Income:
Dividends	$—	$1,707	$—	$—
Interest	1,509,277	1,458,110	6,625,900	767,412

Total Investment Income	1,509,277	1,459,817	6,625,900	767,412

Expenses:
Advisory fees	214,377	202,254	937,742	108,405
Management services fees	42,876	40,451	187,549	21,681
Administration fees	8,893	8,393	38,856	4,499
Distribution and services fees—Service Class	15,830	34,909	113,196	15,014
Transfer agency fees	19,225	28,814	115,006	13,327
Administrative services fees	88,679	57,252	262,957	31,672
Registration and filing fees	29,434	32,450	37,396	31,053
Custody fees	9,791	9,976	22,005	8,254
Fund accounting fees	12,150	11,900	54,824	6,315
Trustee fees	445	579	1,826	233
Compliance services fees	476	199	3,011	242
Services fees	5,375	5,316	24,636	2,801
Other fees	20,127	18,558	87,491	11,988

Total Gross Expenses before reductions	467,678	451,051	1,886,495	255,484
Less Expenses reduced by the Advisor	—	(15,450)	—	(20,113)

Total Net Expenses	467,678	435,601	1,886,495	235,371

Net Investment Income (Loss)	1,041,599	1,024,216	4,739,405	532,041

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,750)	(13,300)	(52,700)	(12,517)
Net realized gains (losses) on futures contracts	(3,179,056)	(2,595,813)	(35,814,583)	(2,499,611)
Net realized gains (losses) on swap agreements	(5,229,100)	(8,308,261)	(10,567,887)	(3,214,571)
Change in net unrealized appreciation/depreciation on investments	1,859,917	1,160,387	9,489,325	1,290,051

Net Realized and Unrealized Gains (Losses) on Investments	(6,562,989)	(9,756,987)	(36,945,845)	(4,436,648)

Change in Net Assets Resulting from Operations	$(5,521,390)	$(8,732,771)	$(32,206,440)	$(3,904,607)

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund

$—	$—	$—	$—	$—	$—
9,590,401	1,059,465	9,203,507	3,264,866	2,921,996	486,808

9,590,401	1,059,465	9,203,507	3,264,866	2,921,996	486,808

1,354,779	150,619	1,287,639	453,393	388,298	83,428
270,957	30,124	257,529	90,679	77,660	13,905
56,164	6,246	53,340	17,151	14,938	2,745
130,212	29,528	74,932	3,695	16,333	8,769
154,627	24,546	165,036	21,410	36,111	12,395
406,405	26,269	334,441	201,134	137,628	12,802
88,533	34,686	43,813	34,073	38,736	37,654
29,270	6,643	27,380	12,807	11,393	5,642
79,751	8,534	74,908	23,330	20,933	3,899
2,845	293	2,746	711	727	110
3,867	481	3,946	1,677	1,364	201
35,756	3,843	33,634	11,170	10,287	1,821
114,881	17,959	132,363	47,587	33,660	5,723

2,728,047	339,771	2,491,707	918,817	788,068	189,094
—	—	—	—	—	—

2,728,047	339,771	2,491,707	918,817	788,068	189,094

6,862,354	719,694	6,711,800	2,346,049	2,133,928	297,714

(141,103)	(42,025)	(69,588)	—	—	(52,795)
(27,743,442)	(3,771,138)	(29,181,016)	—	—	(2,927,582)
(47,184,972)	(2,526,400)	(62,402,081)	(38,654,616)	(54,487,278)	(805,869)
22,645,772	677,003	6,207,358	250,057	(624,551)	378,221

(52,423,745)	(5,662,560)	(85,445,327)	(38,404,559)	(55,111,829)	(3,408,025)

$(45,561,391)	$(4,942,866)	$(78,733,527)	$(36,058,510)	$(52,977,901)	$(3,110,311)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations, continued

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund
Investment Income:
Dividends	$195,673	$548,344	$1,615	$101,331
Interest	99,405	441,202	329,716	75,244

Total Investment Income	295,078	989,546	331,331	176,575

Expenses:
Advisory fees	57,297	256,962	188,670	43,461
Management services fees	11,459	51,393	37,734	8,692
Administration fees	2,372	10,598	7,852	1,795
Distribution and services fees—Service Class	15,604	43,312	19,235	5,307
Transfer agency fees	7,247	31,770	20,411	5,815
Administrative services fees	16,836	72,995	59,658	11,895
Registration and filing fees	24,040	33,006	27,854	25,561
Custody fees	15,120	18,169	11,451	21,176
Fund accounting fees	3,962	15,425	11,223	3,498
Trustee fees	96	450	382	117
Compliance services fees	38	389	4	50
Services fees	1,451	6,742	4,885	1,138
Other fees	7,766	28,061	22,503	5,502

Total Gross Expenses before reductions	163,288	569,272	411,862	134,007
Less Expenses reduced by the Advisor	(28,052)	—	(291)	(38,260)

Total Net Expenses	135,236	569,272	411,571	95,747

Net Investment Income (Loss)	159,842	420,274	(80,240)	80,828

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	184,103	(968,703)	728,628	(15,677)
Net realized gains (losses) on swap agreements	26,401	6,442,281	(778,095)	18,209
Change in net unrealized appreciation/depreciation on investments	(539,387)	(26,437)	(1,613,522)	57,015

Net Realized and Unrealized Gains (Losses) on Investments	(328,883)	5,447,141	(1,662,989)	59,547

Change in Net Assets Resulting from Operations	$(169,041)	$5,867,415	$(1,743,229)	$140,375

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund

$32,595	$403,129	$233,229	$93,718	$28,053	$84,140
63,974	290,037	247,099	112,927	317,313	243,920

96,569	693,166	480,328	206,645	345,366	328,060

36,834	166,499	142,865	67,219	185,533	140,160
7,367	33,300	28,573	13,444	37,107	28,032
1,523	6,849	5,932	2,775	7,709	5,763
7,187	18,372	38,273	10,302	16,449	21,133
4,437	19,340	20,524	7,365	21,882	16,199
12,536	51,941	35,890	27,477	42,656	37,970
25,322	26,136	23,923	24,379	30,474	25,161
24,426	26,871	21,572	30,396	12,142	6,401
3,478	10,983	9,433	5,501	11,081	8,044
121	390	284	116	371	182
35	198	76	141	131	334
977	4,334	3,724	1,797	4,797	3,601
4,608	25,298	17,827	9,007	24,850	18,810

128,851	390,511	348,896	199,919	395,182	311,790
(45,042)	—	(13,263)	(49,972)	—	—

83,809	390,511	335,633	149,947	395,182	311,790

12,760	302,655	144,695	56,698	(49,816)	16,270

318,969	1,133,893	631,282	(226,875)	2,006,714	(1,243,569)
220,417	801,911	888,825	836,871	3,101,469	1,530,183
34,936	(430,314)	(388,301)	(127,260)	228,398	(808,833)

574,322	1,505,490	1,131,806	482,736	5,336,581	(522,219)

$587,082	$1,808,145	$1,276,501	$539,434	$5,286,765	$(505,949)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations, continued

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
Investment Income:
Dividends	$1,742,379	$85,501	$602,650	$—
Interest	2,023,185	226,344	387,840	8,432,651

Total Investment Income	3,765,564	311,845	990,490	8,432,651

Expenses:
Advisory fees	1,195,301	132,454	222,431	1,170,083
Management services fees	239,061	26,491	44,486	234,018
Administration fees	49,467	4,899	9,278	48,342
Distribution and services fees—Service Class	150,904	22,876	31,413	512,876
Transfer agency fees	130,365	24,652	24,400	203,305
Administrative services fees	370,208	24,001	73,619	162,237
Registration and filing fees	48,628	38,680	30,845	43,118
Custody fees	32,257	13,360	11,169	22,837
Fund accounting fees	70,414	7,222	13,161	68,325
Trustee fees	2,272	195	419	2,427
Compliance services fees	808	327	302	2,704
Services fees	31,397	3,541	5,602	30,210
Other fees	143,214	14,952	28,596	139,218
Recoupment of prior expenses reimbursed by the Advisor	—	—	8,215	—

Total Gross Expenses before reductions	2,464,296	313,650	503,936	2,639,700
Less Expenses reduced by the Advisor	—	—	(8,879)	—

Total Net Expenses	2,464,296	313,650	495,057	2,639,700

Net Investment Income (Loss)	1,301,268	(1,805)	495,433	5,792,951

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,940,650	(671,717)	2,051,367	—
Net realized gains (losses) on swap agreements	31,494,843	5,383,630	1,450,033	(1,536,630)
Change in net unrealized appreciation/depreciation on investments	(3,147,712)	2,636,244	(1,517,342)	(18,096,566)

Net Realized and Unrealized Gains (Losses) on Investments	31,287,781	7,348,157	1,984,058	(19,633,196)

Change in Net Assets Resulting from Operations	$32,589,049	$7,346,352	$2,479,491	$(13,840,245)

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund

$1,973,977	$126,484	$91,128	$1,397,761	$1,980,893	$—
1,176,043	247,616	264,615	718,712	1,067,299	827,183

3,150,020	374,100	355,743	2,116,473	3,048,192	827,183

675,143	145,658	154,362	419,787	619,807	116,427
135,029	29,132	30,873	83,958	123,962	23,286
28,003	6,057	6,375	17,418	25,693	4,910
60,377	16,177	15,586	40,586	93,789	19,098
67,056	18,912	15,761	45,768	66,577	15,014
243,123	39,930	50,014	131,900	210,681	42,643
58,079	29,073	24,949	27,073	42,990	33,431
25,217	16,789	25,911	13,148	21,850	9,174
39,874	9,113	10,000	24,302	36,412	6,978
1,768	272	272	772	1,113	254
490	47	231	1,133	869	476
17,763	3,814	3,964	10,953	16,011	3,555
75,360	19,974	20,765	48,411	69,549	24,297
25,759	—	7,206	15,707	—	—

1,453,041	334,948	366,269	880,916	1,329,303	299,543
—	(13,084)	(29,294)	—	—	(9,852)

1,453,041	321,864	336,975	880,916	1,329,303	289,691

1,696,979	52,236	18,768	1,235,557	1,718,889	537,492

1,876,729	658,046	276,899	162,668	1,999,089	—
269,622	2,773,329	2,356,898	8,250,316	6,579,038	(1,621,065)
(4,859,378)	(878,495)	1,321,286	5,217,028	(119,891)	1,471,750

(2,713,027)	2,552,880	3,955,083	13,630,012	8,458,236	(149,315)

$(1,016,048)	$2,605,116	$3,973,851	$14,865,569	$10,177,125	$388,177

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2007

Statements of Operations, continued

	Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund
Investment Income:
Interest	$1,474,362	$5,461,876	$2,931,933	$1,256,660

Expenses:
Advisory fees	206,617	776,645	296,875	179,988
Management services fees	41,324	155,330	89,063	35,998
Administration fees	8,574	32,237	18,482	7,530
Distribution and services fees—Service Class	91,380	90,048	94,007	25,669
Distribution and services fees—Class A	—	—	12	7
Transfer agency fees	30,937	72,399	76,996	37,158
Administrative services fees	29,134	286,487	93,885	19,640
Registration and filing fees	36,683	31,986	56,535	59,468
Custody fees	5,848	18,099	10,043	7,660
Fund accounting fees	11,896	45,303	26,290	10,396
Trustee fees	397	1,509	789	525
Compliance services fees	456	1,366	1,430	639
Services fees	5,306	20,935	11,625	4,708
Other fees	9,900	100,236	43,043	14,403

Total Gross Expenses before reductions	478,452	1,632,580	819,075	403,789
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	478,452	1,632,580	819,075	403,789

Net Investment Income (Loss)	995,910	3,829,296	2,112,858	852,871

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—	433,338	(2,585)
Net realized gains (losses) on futures contracts	—	—	675,788	(128,190)
Net realized gains (losses) on swap agreements	(9,227,319)	6,202,770	3,184,146	(1,269,103)
Net realized gains (losses) on foreign currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	2,128,953	954,076	33,650	6,340

Net Realized and Unrealized Gains (Losses) on Investments	(7,098,366)	7,156,846	4,326,922	(1,393,538)

Change in Net Assets Resulting from Operations	$(6,102,456)	$10,986,142	$6,439,780	$(540,667)

See accompanying notes to the financial statements.

Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$12,642,925	$850,358	$4,013,472

1,803,950	122,139	575,888
360,792	24,428	115,178
74,852	5,068	23,824
259,392	27,056	56,732
4	—	—
206,889	12,416	78,989
653,649	64,063	157,362
54,688	27,017	27,605
34,436	7,468	17,413
105,211	6,946	33,854
3,995	253	1,063
4,816	334	1,809
46,909	3,131	15,136
170,305	14,094	47,291

3,779,888	314,413	1,152,144
—	(46,196)	—

3,779,888	268,217	1,152,144

8,863,037	582,141	2,861,328

(9,554)	—	—
27,760	—	—
(16,722,912)	—	—
—	(299,480)	2,640,721
(700,845)	409,914	(1,665,386)

(17,405,551)	110,434	975,335

$(8,542,514)	$692,575	$3,836,663

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets

	Bull ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$494,285	$134,285	$331,879
Net realized gains (losses) on investments	13,215,576	149,428	4,101,456
Change in net unrealized appreciation/depreciation on investments	145,379	1,427,173	(5,701,001)

Change in net assets resulting from operations	13,855,240	1,710,886	(1,267,666)

Distributions to Shareholders From:
Net investment income
Investor Class	(445,110)	—	(336,264)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(445,110)	—	(336,264)

Change in net assets resulting from capital transactions	(45,548,664)	(39,671,158)	(48,333,480)

Change in net assets	(32,138,534)	(37,960,272)	(49,937,410)
Net Assets:
Beginning of period	69,461,967	107,422,239	157,359,649

End of period	$37,323,433	$69,461,967	$107,422,239

Accumulated net investment income (loss)	$205,689	$142,283	$7,998

Capital Transactions:
Investor Class
Proceeds from shares issued	$509,877,890	$464,034,680	$802,497,336
Dividends reinvested	371,047	—	324,360
Value of shares redeemed	(553,646,087)	(488,039,222)	(823,913,144)
Service Class
Proceeds from shares issued	71,127,986	117,631,155	243,633,348
Dividends reinvested	—	—	—
Value of shares redeemed	(73,279,500)	(133,297,771)	(270,875,380)

Change in net assets resulting from capital transactions	$(45,548,664)	$(39,671,158)	$(48,333,480)

Share Transactions:
Investor Class
Issued	8,013,059	8,107,120	14,689,850
Reinvested	5,780	—	5,730
Redeemed	(8,628,466)	(8,529,365)	(15,162,069)
Service Class
Issued	1,226,101	2,193,498	4,792,304
Reinvested	—	—	—
Redeemed	(1,255,004)	(2,491,501)	(5,315,132)

Change in shares	(638,530)	(720,248)	(989,317)

See accompanying notes to the financial statements.

Mid-Cap ProFund			Small-Cap ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$53,020	$204,523	$159,322	$317,514	$222,258	$442,040
1,393,422	10,039,726	7,072,540	2,286,387	3,637,279	7,806,393
(103,533)	(8,088,572)	(7,717,382)	(1,691,409)	2,415,077	(12,655,808)

1,342,909	2,155,677	(485,520)	912,492	6,274,614	(4,407,375)

(43,716)	—	(135,980)	(75,238)	—	—

—	—	(763,503)	(230,977)	—	—
—	—	(74,717)	(35,173)	—	—

(43,716)	—	(974,200)	(341,388)	—	—

(3,993,276)	(108,565,303)	(15,929,593)	(7,065,277)	(140,460,656)	(47,514,526)

(2,694,083)	(106,409,626)	(17,389,313)	(6,494,173)	(134,186,042)	(51,921,901)

11,315,996	117,725,622	135,114,935	22,410,873	156,596,915	208,518,816

$8,621,913	$11,315,996	$117,725,622	$15,916,700	$22,410,873	$156,596,915

$(40,816)	$141,458	$(63,065)	$24,477	$524,845	$302,587

$190,711,304	$429,772,484	$708,648,774	$466,152,171	$334,219,232	$708,188,377
39,748	—	889,227	272,331	—	—
(193,093,113)	(531,227,917)	(730,576,544)	(470,757,662)	(459,200,134)	(724,009,888)

16,053,595	65,687,596	195,600,449	61,870,339	94,420,550	240,251,705
—	—	66,080	27,749	—	—
(17,704,810)	(72,797,466)	(190,557,579)	(64,630,205)	(109,900,304)	(271,944,720)

$(3,993,276)	$(108,565,303)	$(15,929,593)	$(7,065,277)	$(140,460,656)	$(47,514,526)

4,272,184	9,920,987	18,290,321	10,502,377	7,968,068	19,050,938
889	—	21,443	6,022	—	—
(4,324,142)	(12,330,692)	(19,214,161)	(10,629,797)	(11,060,399)	(19,618,873)

365,859	1,567,285	5,291,775	1,457,817	2,338,960	6,734,353
—	—	1,652	648	—	—
(407,549)	(1,743,815)	(5,128,115)	(1,530,524)	(2,727,039)	(7,660,072)

(92,759)	(2,586,235)	(737,085)	(193,457)	(3,480,410)	(1,493,654)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	OTC ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(225,512)	$(245,325)	$(524,435)
Net realized gains (losses) on investments	4,605,919	1,465,457	3,002,582
Change in net unrealized appreciation/depreciation on investments	1,215,336	(5,236,477)	(7,898,842)

Change in net assets resulting from operations	5,595,743	(4,016,345)	(5,420,695)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(189,487)
Net realized gains on investments
Investor Class	(289,215)	—	—
Service Class	(35,177)	—	—

Change in net assets resulting from distributions	(324,392)	—	(189,487)

Change in net assets resulting from capital transactions	62,506,905	(37,844,698)	(79,575,920)

Change in net assets	67,778,256	(41,861,043)	(85,186,102)
Net Assets:
Beginning of period	18,290,547	60,151,590	145,337,692

End of period	$86,068,803	$18,290,547	$60,151,590

Accumulated net investment income (loss)	$(99,728)	$(336,337)	$(91,012)

Capital Transactions:
Investor Class
Proceeds from shares issued	$572,410,494	$331,054,562	$729,363,875
Dividends reinvested	263,067	—	177,570
Value of shares redeemed	(511,097,954)	(358,609,269)	(772,648,979)
Service Class
Proceeds from shares issued	22,800,498	47,315,834	107,751,146
Dividends reinvested	30,079	—	—
Value of shares redeemed	(21,899,279)	(57,605,825)	(144,219,532)

Change in net assets resulting from capital transactions	$62,506,905	$(37,844,698)	$(79,575,920)

Share Transactions:
Investor Class
Issued	8,611,555	5,313,654	12,226,680
Reinvested	4,010	—	2,815
Redeemed	(7,748,905)	(5,781,682)	(12,981,114)
Service Class
Issued	365,296	783,458	1,883,548
Reinvested	488	—	—
Redeemed	(349,886)	(963,739)	(2,522,429)

Change in shares	882,558	(648,309)	(1,390,500)

See accompanying notes to the financial statements.

Large-Cap Value ProFund			Large-Cap Growth ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$1,267,680	$190,069	$143,204	$(107,985)	$(55,883)	$(108,483)
22,678,467	(2,305,412)	3,011,840	3,569,155	499,708	(917,334)
(2,676,527)	4,507,250	(2,712,511)	(1,615,937)	(535,800)	(103,309)

21,269,620	2,391,907	442,533	1,845,233	(91,975)	(1,129,126)

(1,043,009)	—	(156,944)	—	—	—

—	—	—	(704,768)	—	—
—	—	—	(149,532)	—	—

(1,043,009)	—	(156,944)	(854,300)	—	—

(181,855,773)	141,631,930	(16,645,990)	94,379,328	(8,334,094)	1,479,785

(161,629,162)	144,023,837	(16,360,401)	95,370,261	(8,426,069)	350,659

181,122,317	37,098,480	53,458,881	12,987,577	21,413,646	21,062,987

$19,493,155	$181,122,317	$37,098,480	$108,357,838	$12,987,577	$21,413,646

$400,467	$175,796	$(14,273)	$(31,747)	$(54,416)	$1,467

$472,376,143	$360,913,265	$181,157,652	$314,292,780	$35,750,292	$155,382,227
884,979	—	150,611	701,422	—	—
(644,938,107)	(228,720,125)	(185,798,575)	(226,695,761)	(37,854,690)	(147,637,339)

30,389,917	28,117,528	72,788,002	23,182,299	11,445,538	109,478,769
—	—	—	139,850	—	—
(40,568,705)	(18,678,738)	(84,943,680)	(17,241,262)	(17,675,234)	(115,743,872)

$(181,855,773)	$141,631,930	$(16,645,990)	$94,379,328	$(8,334,094)	$1,479,785

8,963,398	7,506,796	4,119,323	7,672,545	940,268	4,148,702
16,355	—	3,293	17,440	—	—
(12,171,452)	(4,781,142)	(4,236,901)	(5,564,433)	(993,362)	(3,953,040)

587,243	608,620	1,700,708	595,597	308,621	3,005,760
—	—	—	3,618	—	—
(783,319)	(405,363)	(1,987,154)	(438,174)	(473,056)	(3,202,955)

(3,387,775)	2,928,911	(400,731)	2,286,593	(217,529)	(1,533)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Mid-Cap Value ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$169,225	$34,449	$69,300
Net realized gains (losses) on investments	8,180,365	2,291,698	12,750,082
Change in net unrealized appreciation/depreciation on investments	(533,549)	(1,359,011)	(5,608,061)

Change in net assets resulting from operations	7,816,041	967,136	7,211,321

Distributions to Shareholders From:
Net investment income
Investor Class	(58,262)	—	(39,583)
Net realized gains on investments
Investor Class	(258,611)	—	(1,280,712)
Service Class	(76,471)	—	(200,123)

Change in net assets resulting from distributions	(393,344)	—	(1,520,418)

Change in net assets resulting from capital transactions	(19,470,113)	(15,611,932)	(55,806,050)

Change in net assets	(12,047,416)	(14,644,796)	(50,115,147)
Net Assets:
Beginning of period	22,580,427	37,225,223	87,340,370

End of period	$10,533,011	$22,580,427	$37,225,223

Accumulated net investment income (loss)	$22,354	$(51,007)	$(85,456)

Capital Transactions:
Investor Class
Proceeds from shares issued	$307,468,594	$133,379,694	$520,557,446
Dividends reinvested	263,797	—	1,281,363
Value of shares redeemed	(320,547,067)	(153,192,811)	(549,114,453)
Service Class
Proceeds from shares issued	17,465,549	17,106,428	108,184,488
Dividends reinvested	63,940	—	168,722
Value of shares redeemed	(24,184,926)	(12,905,243)	(136,883,616)

Change in net assets resulting from capital transactions	$(19,470,113)	$(15,611,932)	$(55,806,050)

Share Transactions:
Investor Class
Issued	6,493,226	3,071,569	13,102,073
Reinvested	5,721	—	31,063
Redeemed	(6,667,898)	(3,539,927)	(13,717,802)
Service Class
Issued	390,575	408,139	2,840,039
Reinvested	1,457	—	4,262
Redeemed	(539,860)	(310,781)	(3,618,099)

Change in shares	(316,779)	(371,000)	(1,358,464)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund			Small-Cap Value ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$(418,915)	$(219,086)	$(435,927)	$(30,294)	$(56,976)	$(347,335)
1,958,215	3,725,865	208,841	4,630,992	(534,771)	12,706,105
1,853,746	(2,783,855)	1,866,852	(1,153,093)	495,190	(22,362,972)

3,393,046	722,924	1,639,766	3,447,605	(96,557)	(10,004,202)

—	—	—	—	—	—

(6,644)	—	—	—	—	—
(2,797)	—	—	—	—	—

(9,441)	—	—	—	—	—

14,232,859	(45,634,854)	19,365,190	(10,689,601)	(12,896,505)	(151,463,066)

17,616,464	(44,911,930)	21,004,956	(7,241,996)	(12,993,062)	(161,467,268)

7,841,831	52,753,761	31,748,805	13,460,323	26,453,385	187,920,653

$25,458,295	$7,841,831	$52,753,761	$6,218,327	$13,460,323	$26,453,385

$(352,839)	$(317,309)	$(98,223)	$(40,295)	$(130,739)	$(73,763)

$360,499,065	$142,691,509	$215,209,165	$183,390,931	$216,311,240	$263,393,803
6,536	—	—	—	—	—
(349,442,330)	(177,810,782)	(200,977,000)	(188,499,504)	(224,987,349)	(394,900,305)

20,210,186	15,088,408	151,801,130	29,266,435	35,151,455	163,961,094
2,237	—	—	—	—	—
(17,042,835)	(25,603,989)	(146,668,105)	(34,847,463)	(39,371,851)	(183,917,658)

$14,232,859	$(45,634,854)	$19,365,190	$(10,689,601)	$(12,896,505)	$(151,463,066)

8,603,625	3,632,043	6,133,950	3,811,463	4,751,124	6,618,196
167	—	—	—	—	—
(8,295,291)	(4,549,355)	(5,793,952)	(3,873,720)	(4,978,308)	(10,165,028)

531,582	407,974	4,567,771	643,115	820,913	4,266,941
60	—	—	—	—	—
(447,340)	(694,164)	(4,435,608)	(768,025)	(926,230)	(4,812,216)

392,803	(1,203,502)	472,161	(187,167)	(332,501)	(4,092,107)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Small-Cap Growth ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(326,980)	$(244,600)	$(485,527)
Net realized gains (losses) on investments	2,652,189	3,031,802	4,689,448
Change in net unrealized appreciation/depreciation on investments	739,161	(2,344,612)	(10,117,426)

Change in net assets resulting from operations	3,064,370	442,590	(5,913,505)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Change in net assets resulting from capital transactions	(1,384,577)	(19,458,987)	(110,327,778)

Change in net assets	1,679,793	(19,016,397)	(116,241,283)
Net Assets:
Beginning of period	11,293,175	30,309,572	146,550,855

End of period	$12,972,968	$11,293,175	$30,309,572

Accumulated net investment income (loss)	$(258,859)	$(323,683)	$(79,083)

Capital Transactions:
Investor Class
Proceeds from shares issued	$167,108,429	$123,526,261	$327,519,625
Dividends reinvested	—	—	—
Value of shares redeemed	(169,607,079)	(136,209,267)	(405,514,012)
Service Class
Proceeds from shares issued	24,784,688	8,287,820	81,728,439
Value of shares redeemed	(23,670,615)	(15,063,801)	(114,061,830)

Change in net assets resulting from capital transactions	$(1,384,577)	$(19,458,987)	$(110,327,778)

Share Transactions:
Investor Class
Issued	3,853,277	2,923,285	8,811,532
Reinvested	—	—	—
Redeemed	(3,881,786)	(3,246,926)	(11,119,805)
Service Class
Issued	598,454	207,066	2,289,986
Redeemed	(564,389)	(380,503)	(3,268,837)

Change in shares	5,556	(497,078)	(3,287,124)

See accompanying notes to the financial statements.

Europe 30 ProFund			UltraBull ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$454,560	$531,311	$37,900	$1,777,669	$567,408	$520,298
939,591	(73,042)	(358,523)	31,675,508	(4,309,349)	8,625,981
1,934,613	690,786	(2,959,708)	5,445,789	6,635,354	(6,878,934)

3,328,764	1,149,055	(3,280,331)	38,898,966	2,893,413	2,267,345

(758)	—	(37,142)	(139,985)	—	(378,511)

(758)	—	(37,142)	(139,985)	—	(378,511)

531,032	(36,178,066)	(394,044)	(41,344,696)	(2,866,895)	(21,669,362)

3,859,038	(35,029,011)	(3,711,517)	(2,585,715)	26,518	(19,780,528)

17,508,010	52,537,021	56,248,538	161,651,125	161,624,607	181,405,135

$21,367,048	$17,508,010	$52,537,021	$159,065,410	$161,651,125	$161,624,607

$985,871	$532,069	$758	$2,347,765	$710,081	$142,673

$493,827,536	$266,279,187	$269,498,482	$1,851,566,093	$1,358,676,615	$2,365,930,132
685	—	32,263	122,920	—	341,668
(493,109,047)	(301,616,808)	(260,710,484)	(1,887,081,794)	(1,350,057,131)	(2,394,935,620)

76,734,612	26,601,200	57,648,915	113,568,474	38,212,479	95,290,261
(76,922,754)	(27,441,645)	(66,863,220)	(119,520,389)	(49,698,858)	(88,295,803)

$531,032	$(36,178,066)	$(394,044)	$(41,344,696)	$(2,866,895)	$(21,669,362)

25,573,184	15,538,698	17,514,824	25,927,967	23,041,844	43,862,591
37	—	2,008	1,720	—	5,903
(25,546,236)	(17,747,587)	(17,323,852)	(26,419,971)	(22,888,441)	(44,413,506)

4,033,102	1,545,438	3,718,638	1,766,534	693,997	1,859,838
(4,031,593)	(1,601,028)	(4,386,234)	(1,860,681)	(903,145)	(1,731,338)

28,494	(2,264,479)	(474,616)	(584,431)	(55,745)	(416,512)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	UltraMid-Cap ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$579,588	$490,225	$68,043
Net realized gains (losses) on investments	14,184,346	(4,822,905)	12,225,208
Change in net unrealized appreciation/depreciation on investments	(483,502)	(1,551,826)	4,834,208

Change in net assets resulting from operations	14,280,432	(5,884,506)	17,127,459

Distributions to Shareholders From:
Net investment income
Investor Class	(786,457)	—	(15,371)
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(786,457)	—	(15,371)

Change in net assets resulting from capital transactions	(7,287,804)	(37,829,848)	16,076,255

Change in net assets	6,206,171	(43,714,354)	33,188,343
Net Assets:
Beginning of period	87,110,620	130,824,974	97,636,631

End of period	$93,316,791	$87,110,620	$130,824,974

Accumulated net investment income (loss)	$265,538	$472,407	$(17,818)

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,115,642,048	$651,024,080	$1,063,912,218
Dividends reinvested	721,753	—	12,706
Value of shares redeemed	(1,127,577,269)	(685,871,619)	(1,043,910,227)
Service Class
Proceeds from shares issued	96,697,506	46,697,716	180,241,162
Dividends reinvested	—	—	—
Value of shares redeemed	(92,771,842)	(49,680,025)	(184,179,604)

Change in net assets resulting from capital transactions	$(7,287,804)	$(37,829,848)	$16,076,255

Share Transactions:
Investor Class
Issued	21,616,431	13,844,644	27,399,693
Reinvested	14,721	—	288
Redeemed	(21,967,675)	(14,714,316)	(26,941,639)
Service Class
Issued	2,002,071	1,043,089	4,795,229
Reinvested	—	—	—
Redeemed	(1,937,860)	(1,124,463)	(4,911,265)

Change in shares	(272,312)	(951,046)	342,306

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund			UltraDow 30 ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$1,388,914	$638,516	$922,823	$597,095	$242,849	$255,301
50,087,639	(23,825,761)	(1,474,007)	7,864,897	1,035,444	(2,402,551)
(9,388,041)	11,013,886	(23,171,874)	2,278,886	630,509	23,484

42,088,512	(12,173,359)	(23,723,058)	10,740,878	1,908,802	(2,123,766)

(303,744)	—	(880,880)	(161,287)	—	(252,062)
—	—	—	—	—	(10,797)

—	—	—	(173,246)	—	—
—	—	—	(28,593)	—	—

(303,744)	—	(880,880)	(363,126)	—	(262,859)

(81,502,413)	20,410,871	(173,740,475)	7,443,497	(8,956,450)	(19,751,148)

(39,717,645)	8,237,512	(198,344,413)	17,821,249	(7,047,648)	(22,137,773)

171,455,935	163,218,423	361,562,836	25,197,592	32,245,240	54,383,013

$131,738,290	$171,455,935	$163,218,423	$43,018,841	$25,197,592	$32,245,240

$285,502	$725,231	$86,715	$338,805	$244,787	$1,938

$2,396,476,492	$1,580,856,767	$2,504,902,407	$858,963,801	$795,746,746	$439,576,119
274,890	—	702,897	298,747	—	204,358
(2,473,911,907)	(1,554,476,060)	(2,666,613,550)	(848,973,405)	(802,679,394)	(458,945,985)

142,657,672	103,309,153	175,220,867	19,824,293	23,471,451	57,897,447
—	—	—	22,239	—	9,840
(146,999,560)	(109,278,989)	(187,953,096)	(22,692,178)	(25,495,253)	(58,492,927)

$(81,502,413)	$20,410,871	$(173,740,475)	$7,443,497	$(8,956,450)	$(19,751,148)

75,799,331	54,535,861	104,321,582	20,318,577	23,641,649	13,942,768
8,448	—	27,265	7,287	—	6,366
(77,824,683)	(54,160,821)	(111,526,093)	(20,051,285)	(23,844,235)	(14,563,331)

4,891,457	3,735,192	7,650,031	508,899	723,410	1,904,499
—	—	—	558	—	313
(5,002,951)	(4,017,338)	(8,261,542)	(576,390)	(785,567)	(1,920,218)

(2,128,398)	92,894	(7,788,757)	207,646	(264,743)	(629,603)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	UltraOTC ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(1,073,954)	$(1,229,260)	$(2,195,126)
Net realized gains (losses) on investments	116,484,049	(50,000,440)	1,944,671
Change in net unrealized appreciation/depreciation on investments	1,881,396	(21,175,375)	(31,174,430)

Change in net assets resulting from operations	117,291,491	(72,405,075)	(31,424,885)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Change in net assets resulting from capital transactions	(130,183,408)	(55,920,772)	(129,106,335)

Change in net assets	(12,891,917)	(128,325,847)	(160,531,220)
Net Assets:
Beginning of period	275,916,492	404,242,339	564,773,559

End of period	$263,024,575	$275,916,492	$404,242,339

Accumulated net investment income (loss)	$(670,768)	$(1,229,260)	$—

Capital Transactions:
Investor Class
Proceeds from shares issued	$2,210,198,212	$1,740,109,881	$2,699,534,491
Dividends reinvested	—	—	—
Value of shares redeemed	(2,325,946,513)	(1,788,810,570)	(2,829,234,277)
Service Class
Proceeds from shares issued	77,015,581	48,969,061	163,182,697
Dividends reinvested	—	—	—
Value of shares redeemed	(91,450,688)	(56,189,144)	(162,589,246)

Change in net assets resulting from capital transactions	$(130,183,408)	$(55,920,772)	$(129,106,335)

Share Transactions:
Investor Class
Issued	84,881,443	73,570,782	120,384,806
Reinvested	—	—	—
Redeemed	(89,481,023)	(75,773,334)	(126,253,231)
Service Class
Issued	3,294,637	2,250,327	7,866,745
Reinvested	—	—	—
Redeemed	(3,948,440)	(2,516,180)	(7,856,023)

Change in shares	(5,253,383)	(2,468,405)	(5,857,703)

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraInternational ProFund		UltraEmerging Markets ProFund		UltraJapan ProFund
August 1, 2006 through July 31, 2007	April 19, 2006(a) through July 31, 2006	August 1, 2006 through July 31, 2007	April 19, 2006(a) through July 31, 2006	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$1,747,384	$65,434	$4,422,280	$425,443	$6,250,668	$3,389,114	$(356,179)
932,436	(2,115,816)	34,054,874	(5,309,425)	68,445,469	(72,043,294)	88,320,389
1,271,845	176,812	(7,444,901)	2,363,062	(40,300,082)	711,519	25,660,296

3,951,665	(1,873,570)	31,032,253	(2,520,920)	34,396,055	(67,942,661)	113,624,506

(475,527)	—	(1,591,932)	—	(4,741,486)	—	—
(39,016)	—	(53,733)	—	(302,477)	—	—

(338,483)	—	—	—	(61,445,455)	—	—
(35,785)	—	—	—	(5,640,376)	—	—

(888,811)	—	(1,645,665)	—	(72,129,794)	—	—

29,356,004	11,016,570	145,401,533	82,966,923	(49,481,787)	(176,401,344)	283,947,741

32,418,858	9,143,000	174,788,121	80,446,003	(87,215,526)	(244,344,005)	397,572,247

9,143,000	—	80,446,003	—	203,217,740	447,561,745	49,989,498

$41,561,858	$9,143,000	$255,234,124	$80,446,003	$116,002,214	$203,217,740	$447,561,745

$1,320,882	$65,434	$3,254,054	$425,443	$3,698,272	$2,137,082	$(1,252,032)

$526,936,307	$56,710,177	$1,264,471,496	$243,449,667	$1,225,336,601	$1,350,798,677	$1,010,016,602
796,573	—	1,504,647	—	60,124,996	—	—
(502,641,953)	(47,190,459)	(1,128,486,185)	(163,189,257)	(1,337,125,277)	(1,506,179,279)	(746,207,537)

32,208,976	7,803,200	58,318,508	20,214,166	45,442,277	97,645,803	111,515,209
65,348	—	48,762	—	5,465,053	—	—
(28,009,247)	(6,306,348)	(50,455,695)	(17,507,653)	(48,725,437)	(118,666,545)	(91,376,533)

$29,356,004	$11,016,570	$145,401,533	$82,966,923	$(49,481,787)	$(176,401,344)	$283,947,741

15,217,414	2,040,151	35,547,530	10,419,207	22,406,601	20,814,223	21,339,257
23,553	—	43,562	—	1,227,542	—	—
(14,555,520)	(1,750,045)	(33,559,946)	(7,133,818)	(24,667,229)	(23,898,404)	(16,331,851)

954,962	269,777	1,709,379	838,974	814,186	1,592,023	2,602,720
1,941	—	1,420	—	119,168	—	—
(832,171)	(227,931)	(1,512,185)	(784,431)	(947,327)	(1,973,961)	(2,141,482)

810,179	331,952	2,229,760	3,339,932	(1,047,059)	(3,466,119)	5,468,644

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Bear ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$1,485,987	$826,134	$560,268
Net realized gains (losses) on investments	(10,684,332)	(405,259)	(2,747,857)
Change in net unrealized appreciation/depreciation on investments	1,707,490	(1,135,785)	617,675

Change in net assets resulting from operations	(7,490,855)	(714,910)	(1,569,914)

Distributions to Shareholders From:
Net investment income
Investor Class	(1,447,279)	—	(560,268)
Service Class	—	—	—
Return of capital
Investor Class	(810)	—	(20,207)

Change in net assets resulting from distributions	(1,448,089)	—	(580,475)

Change in net assets resulting from capital transactions	(15,655,366)	32,285,734	7,662,154

Change in net assets	(24,594,310)	31,570,824	5,511,765
Net Assets:
Beginning of period	64,972,359	33,401,535	27,889,770

End of period	$40,378,049	$64,972,359	$33,401,535

Accumulated net investment income (loss)	$864,842	$826,134	$—

Capital Transactions:
Investor Class
Proceeds from shares issued	$333,982,590	$268,809,597	$291,851,252
Dividends reinvested	1,199,982	—	488,744
Value of shares redeemed	(341,011,298)	(245,974,303)	(287,205,432)
Service Class
Proceeds from shares issued	71,142,371	138,944,826	155,213,458
Dividends reinvested	—	—	—
Value of shares redeemed	(80,969,011)	(129,494,386)	(152,685,868)

Change in net assets resulting from capital transactions	$(15,655,366)	$32,285,734	$7,662,154

Share Transactions:
Investor Class
Issued	12,335,413	9,033,012	9,317,029
Reinvested	46,148	—	16,467
Redeemed	(12,678,965)	(8,285,714)	(9,192,076)
Service Class
Issued	2,609,321	4,865,284	5,203,161
Reinvested	—	—	—
Redeemed	(2,963,675)	(4,550,439)	(5,128,342)

Change in shares	(651,758)	1,062,143	216,239

See accompanying notes to the financial statements.

Short Small-Cap ProFund			Short OTC ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$1,041,599	$751,616	$498,845	$1,024,216	$921,631	$354,913
(8,422,906)	(4,012,253)	(5,824,945)	(10,917,374)	6,175,840	(1,866,805)
1,859,917	(1,093,759)	418,400	1,160,387	(1,550,565)	680,432

(5,521,390)	(4,354,396)	(4,907,700)	(8,732,771)	5,546,906	(831,460)

(1,375,557)	—	(507,677)	(1,381,410)	—	(366,726)
—	—	—	(104,268)	—	—

—	—	—	—	—	—

(1,375,557)	—	(507,677)	(1,485,678)	—	(366,726)

(19,420,673)	38,750,566	13,235,172	(86,145,462)	72,326,496	29,216,136

(26,317,620)	34,396,170	7,819,795	(96,363,911)	77,873,402	28,017,950

53,067,468	18,671,298	10,851,503	113,601,756	35,728,354	7,710,404

$26,749,848	$53,067,468	$18,671,298	$17,237,845	$113,601,756	$35,728,354

$409,866	$743,824	$(7,792)	$493,197	$954,659	$33,028

$278,371,194	$352,182,321	$467,359,061	$218,930,054	$355,670,577	$552,538,066
696,681	—	442,318	1,111,085	—	346,371
(297,749,849)	(315,465,180)	(454,335,626)	(301,965,258)	(288,439,635)	(527,385,176)

30,438,473	54,176,828	129,877,474	26,494,882	54,410,559	112,746,630
—	—	—	102,363	—	—
(31,177,172)	(52,143,403)	(130,108,055)	(30,818,588)	(49,315,005)	(109,029,755)

$(19,420,673)	$38,750,566	$13,235,172	$(86,145,462)	$72,326,496	$29,216,136

16,615,978	19,291,196	22,209,608	12,100,332	18,206,254	28,002,175
44,431	—	23,403	64,640	—	18,672
(17,841,873)	(17,511,528)	(21,778,126)	(16,346,686)	(14,933,217)	(26,676,504)

1,792,945	3,019,979	6,465,363	1,530,587	2,888,061	5,845,556
—	—	—	6,025	—	—
(1,848,057)	(2,922,360)	(6,477,304)	(1,734,472)	(2,632,364)	(5,686,982)

(1,236,576)	1,877,287	442,944	(4,379,574)	3,528,734	1,502,917

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	UltraBear ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$4,739,405	$2,461,349	$2,014,007
Net realized gains (losses) on investments	(46,435,170)	302,759	(19,844,262)
Change in net unrealized appreciation/depreciation on investments	9,489,325	(4,599,972)	3,698,438

Change in net assets resulting from operations	(32,206,440)	(1,835,864)	(14,131,817)

Distributions to Shareholders From:
Net investment income
Investor Class	(4,188,781)	—	(1,961,368)
Service Class	(414,148)	—	(52,639)
Return of capital
Investor Class	(9,462)	—	(33,286)
Service Class	(936)	—	(893)

Change in net assets resulting from distributions	(4,613,327)	—	(2,048,186)

Change in net assets resulting from capital transactions	(941,883)	54,221,211	28,349,463

Change in net assets	(37,761,650)	52,385,347	12,169,460
Net Assets:
Beginning of period	149,316,953	96,931,606	84,762,146

End of period	$111,555,303	$149,316,953	$96,931,606

Accumulated net investment income (loss)	$2,597,825	$2,461,349	$—

Capital Transactions:
Investor Class
Proceeds from shares issued	$871,917,065	$768,508,373	$1,413,706,080
Dividends reinvested	3,678,172	—	1,765,853
Value of shares redeemed	(876,708,779)	(721,515,131)	(1,389,040,629)
Service Class
Proceeds from shares issued	39,321,861	36,002,435	65,054,190
Dividends reinvested	390,306	—	47,290
Value of shares redeemed	(39,540,508)	(28,774,466)	(63,183,321)

Change in net assets resulting from capital transactions	$(941,883)	$54,221,211	$28,349,463

Share Transactions:
Investor Class
Issued	61,365,426	45,250,641	74,372,104
Reinvested	269,096	—	101,544
Redeemed	(62,105,823)	(42,546,066)	(73,485,007)
Service Class
Issued	2,724,575	2,102,836	3,328,140
Reinvested	28,407	—	2,716
Redeemed	(2,730,902)	(1,672,899)	(3,316,289)

Change in shares	(449,221)	3,134,512	1,003,208

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund			UltraShort Small-Cap ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$532,041	$460,108	$144,789	$6,862,354	$3,943,590	$2,268,983
(5,726,699)	1,186,122	(3,781,363)	(75,069,517)	(2,569,676)	(50,349,231)
1,290,051	(752,934)	207,370	22,645,772	(10,110,443)	2,942,348

(3,904,607)	893,296	(3,429,204)	(45,561,391)	(8,736,529)	(45,137,900)

(667,015)	—	(148,470)	(6,600,036)	—	(2,451,249)
(44,297)	—	(18,759)	(506,098)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(711,312)	—	(167,229)	(7,106,134)	—	(2,451,249)

(3,784,484)	17,627,470	13,167,647	50,444,757	166,541,649	165,670,047

(8,400,403)	18,520,766	9,571,214	(2,222,768)	157,805,120	118,080,898

32,088,252	13,567,486	3,996,272	292,885,752	135,080,632	16,999,734

$23,687,849	$32,088,252	$13,567,486	$290,662,984	$292,885,752	$135,080,632

$261,667	$440,938	$(19,170)	$3,539,602	$3,783,382	$(160,208)

$247,038,239	$163,304,993	$232,924,847	$1,928,284,462	$1,271,299,281	$1,964,130,226
620,317	—	112,908	5,823,689	—	2,170,388
(254,400,407)	(147,233,950)	(221,655,398)	(1,876,553,983)	(1,131,203,335)	(1,806,288,039)

29,523,004	28,242,260	29,283,483	94,470,091	101,036,975	163,100,224
29,625	—	8,803	152,466	—	—
(26,595,262)	(26,685,833)	(27,506,996)	(101,731,968)	(74,591,272)	(157,442,752)

$(3,784,484)	$17,627,470	$13,167,647	$50,444,757	$166,541,649	$165,670,047

17,295,887	9,972,281	11,309,513	139,388,560	75,317,711	86,617,858
43,592	—	6,584	443,204	—	113,991
(17,636,384)	(8,952,815)	(10,789,117)	(135,186,356)	(67,255,164)	(80,635,339)

2,058,571	1,679,091	1,375,297	6,880,212	5,851,822	7,078,992
2,103	—	520	11,516	—	—
(1,814,532)	(1,630,293)	(1,301,874)	(7,254,754)	(4,411,766)	(6,964,951)

(50,763)	1,068,264	600,923	4,282,382	9,502,603	6,210,551

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	UltraShort Dow 30 ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$719,694	$417,307	$214,096
Net realized gains (losses) on investments	(6,339,563)	(934,759)	(2,725,535)
Change in net unrealized appreciation/depreciation on investments	677,003	(301,112)	230,716

Change in net assets resulting from operations	(4,942,866)	(818,564)	(2,280,723)

Distributions to Shareholders From:
Net investment income
Investor Class	(569,014)	—	(224,972)
Service Class	(119,999)	—	(6,301)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(689,013)	—	(231,273)

Change in net assets resulting from capital transactions	10,329,836	(694,141)	17,055,976

Change in net assets	4,697,957	(1,512,705)	14,543,980
Net Assets:
Beginning of period	16,097,248	17,609,953	3,065,973

End of period	$20,795,205	$16,097,248	$17,609,953

Accumulated net investment income (loss)	$430,766	$400,085	$(17,222)

Capital Transactions:
Investor Class
Proceeds from shares issued	$231,061,202	$516,307,255	$301,195,825
Dividends reinvested	418,803	—	211,297
Value of shares redeemed	(224,519,149)	(516,777,334)	(285,122,562)
Service Class
Proceeds from shares issued	12,405,235	8,944,343	24,074,489
Dividends reinvested	106,185	—	5,965
Value of shares redeemed	(9,142,440)	(9,168,405)	(23,309,038)

Change in net assets resulting from capital transactions	$10,329,836	$(694,141)	$17,055,976

Share Transactions:
Investor Class
Issued	12,205,741	22,107,308	11,452,244
Reinvested	22,763	—	8,551
Redeemed	(11,866,037)	(22,107,706)	(10,902,058)
Service Class
Issued	659,872	377,075	900,182
Reinvested	5,844	—	243
Redeemed	(501,207)	(386,822)	(877,471)

Change in shares	526,976	(10,145)	581,691

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort OTC ProFund			UltraShort International ProFund		UltraShort Emerging Markets ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	April 19, 2006(a) through July 31, 2006	August 1, 2006 through July 31, 2007	April 19, 2006(a) through July 31, 2006

$6,711,800	$3,762,716	$3,350,594	$2,346,049	$279,283	$2,133,928	$387,727
(91,652,685)	38,045,124	(20,370,832)	(38,654,616)	(2,523,279)	(54,487,278)	(7,795,042)
6,207,358	(8,728,039)	7,821,379	250,057	(931,191)	(624,551)	(2,174,023)

(78,733,527)	33,079,801	(9,198,859)	(36,058,510)	(3,175,187)	(52,977,901)	(9,581,338)

(6,518,586)	—	(3,296,562)	(1,944,564)	—	(1,052,832)	—
(196,230)	—	(54,031)	—	—	(21,938)	—

—	—	(584,898)	—	—	—	—
—	—	(9,587)	—	—	—	—

(6,714,816)	—	(3,945,078)	(1,944,564)	—	(1,074,770)	—

(24,651,507)	12,381,921	76,712,076	38,885,977	27,851,678	97,748,944	48,252,512

(110,099,850)	45,461,722	63,568,139	882,903	24,676,491	43,696,273	38,671,174

232,995,097	187,533,375	123,965,236	24,676,491	—	38,671,174	—

$122,895,247	$232,995,097	$187,533,375	$25,559,394	$24,676,491	$82,367,447	$38,671,174

$3,759,700	$3,762,716	$—	$717,162	$279,283	$1,486,514	$387,727

$1,487,654,953	$1,367,865,832	$2,089,085,290	$329,684,828	$105,117,600	$601,456,346	$359,618,215
5,701,461	—	3,376,103	1,940,065	—	988,817	—
(1,515,186,968)	(1,356,238,527)	(2,019,172,235)	(293,577,269)	(77,286,847)	(505,752,045)	(313,902,863)

51,771,336	55,132,447	92,028,111	5,861,503	4,358,154	22,225,119	11,841,598
186,748	—	60,543	—	—	6,330	—
(54,779,037)	(54,377,831)	(88,665,736)	(5,023,150)	(4,337,229)	(21,175,623)	(9,304,438)

$(24,651,507)	$12,381,921	$76,712,076	$38,885,977	$27,851,678	$97,748,944	$48,252,512

109,529,500	87,065,111	119,741,979	12,755,217	3,186,716	31,428,491	9,518,157
423,109	—	223,731	80,168	—	48,782	—
(111,686,511)	(86,857,291)	(115,712,839)	(12,490,908)	(2,381,290)	(26,646,481)	(8,364,841)

3,487,382	3,263,333	4,990,544	239,669	131,770	1,112,283	311,478
13,263	—	3,856	—	—	310	—
(3,761,060)	(3,166,454)	(4,824,536)	(222,857)	(130,225)	(1,062,407)	(250,411)

(1,994,317)	304,699	4,422,735	361,289	806,971	4,880,978	1,214,383

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	UltraShort Japan ProFund		Banks UltraSector ProFund
	August 1, 2006 through July 31, 2007	March 29, 2006(a) through July 31, 2006	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$297,714	$49,027	$159,842	$62,432	$71,998
Net realized gains (losses) on investments	(3,786,246)	603,759	210,504	(695,972)	166,204
Change in net unrealized appreciation/depreciation on investments	378,221	1,374	(539,387)	323,843	(256,090)

Change in net assets resulting from operations	(3,110,311)	654,160	(169,041)	(309,697)	(17,888)

Distributions to Shareholders From:
Net investment income
Investor Class	(214,231)	—	(157,929)	—	(55,190)
Service Class	—	—	(1,886)	—	(2,124)

Change in net assets resulting from distributions	(214,231)	—	(159,815)	—	(57,314)

Change in net assets resulting from capital transactions	4,461,555	4,546,249	(4,125,628)	775,738	30,351

Change in net assets	1,137,013	5,200,409	(4,454,484)	466,041	(44,851)
Net Assets:
Beginning of period	5,200,409	—	7,687,131	7,221,090	7,265,941

End of period	$6,337,422	$5,200,409	$3,232,647	$7,687,131	$7,221,090

Accumulated net investment income (loss)	$171,974	$49,027	$77,018	$76,991	$14,559

Capital Transactions:
Investor Class
Proceeds from shares issued	$567,347,185	$107,807,423	$65,083,567	$64,519,547	$64,110,452
Dividends reinvested	106,548	—	147,279	—	45,331
Value of shares redeemed	(563,275,106)	(103,700,001)	(67,859,907)	(64,480,294)	(62,912,657)
Service Class
Proceeds from shares issued	21,358,693	11,394,994	9,388,691	14,907,177	9,214,674
Dividends reinvested	—	—	1,731	—	1,978
Value of shares redeemed	(21,075,765)	(10,956,167)	(10,886,989)	(14,170,692)	(10,429,427)

Change in net assets resulting from capital transactions	$4,461,555	$4,546,249	$(4,125,628)	$775,738	$30,351

Share Transactions:
Investor Class
Issued	21,241,334	3,204,081	1,492,344	1,589,506	1,749,437
Reinvested	3,988	—	3,191	—	1,176
Redeemed	(21,158,203)	(3,064,881)	(1,558,883)	(1,611,254)	(1,718,087)
Service Class
Issued	684,521	317,712	213,241	367,956	244,524
Reinvested	—	—	37	—	50
Redeemed	(684,903)	(308,081)	(245,066)	(351,676)	(272,424)

Change in shares	86,737	148,831	(95,136)	(5,468)	4,676

(a)	Commencement of operations

See accompanying notes to the financial statements.

Basic Materials UltraSector ProFund			Biotechnology UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$420,274	$392,226	$105,319	$(80,240)	$(94,675)	$(299,008)
5,473,578	(2,396,961)	(2,766,822)	(49,467)	(4,018,161)	1,985,224
(26,437)	639,352	213,412	(1,613,522)	(1,373,994)	4,520,333

5,867,415	(1,365,383)	(2,448,091)	(1,743,229)	(5,486,830)	6,206,549

(627,483)	—	(50,078)	—	—	—
(12,006)	—	—	—	—	—

(639,489)	—	(50,078)	—	—	—

32,980,274	(29,690,450)	36,770,519	(692,882)	(20,752,473)	15,681,098

38,208,200	(31,055,833)	34,272,350	(2,436,111)	(26,239,303)	21,887,647

15,221,852	46,277,685	12,005,335	27,032,812	53,272,115	31,384,468

$53,430,052	$15,221,852	$46,277,685	$24,596,701	$27,032,812	$53,272,115

$237,934	$457,149	$64,923	$(65,975)	$(155,260)	$(60,585)

$275,873,463	$124,722,757	$177,556,263	$157,837,078	$131,217,359	$322,435,049
421,323	—	48,025	—	—	—
(247,020,392)	(155,901,280)	(141,252,367)	(153,074,350)	(151,575,521)	(306,889,011)

33,424,694	35,967,331	35,182,851	14,974,675	26,575,426	98,298,270
4,000	—	—	—	—	—
(29,722,814)	(34,479,258)	(34,764,253)	(20,430,285)	(26,969,737)	(98,163,210)

$32,980,274	$(29,690,450)	$36,770,519	$(692,882)	$(20,752,473)	$15,681,098

5,506,812	2,849,512	4,733,731	2,884,679	2,399,309	6,249,242
9,246	—	1,230	—	—	—
(5,000,251)	(3,682,613)	(3,849,354)	(2,817,586)	(2,785,137)	(6,033,810)

716,119	824,641	952,443	287,759	507,704	2,023,291
89	—	—	—	—	—
(648,257)	(808,828)	(954,171)	(398,273)	(508,324)	(2,010,603)

583,758	(817,288)	883,879	(43,421)	(386,448)	228,120

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Consumer Goods UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$80,828	$23,269	$19,570
Net realized gains (losses) on investments	2,532	(213,697)	(216,233)
Change in net unrealized appreciation/depreciation on investments	57,015	156,080	(56,311)

Change in net assets resulting from operations	140,375	(34,348)	(252,974)

Distributions to Shareholders From:
Net investment income
Investor Class	(64,018)	—	(20,773)
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(64,018)	—	(20,773)

Change in net assets resulting from capital transactions	(820,357)	1,707,418	(4,699,356)

Change in net assets	(744,000)	1,673,070	(4,973,103)
Net Assets:
Beginning of period	3,236,172	1,563,102	6,536,205

End of period	$2,492,172	$3,236,172	$1,563,102

Accumulated net investment income (loss)	$40,963	$24,153	$884

Capital Transactions:
Investor Class
Proceeds from shares issued	$78,969,518	$30,874,813	$39,506,564
Dividends reinvested	62,038	—	18,349
Value of shares redeemed	(79,159,243)	(29,905,394)	(44,052,364)
Service Class
Proceeds from shares issued	10,803,912	6,249,049	9,988,502
Dividends reinvested	—	—	—
Value of shares redeemed	(11,496,582)	(5,511,050)	(10,160,407)

Change in net assets resulting from capital transactions	$(820,357)	$1,707,418	$(4,699,356)

Share Transactions:
Investor Class
Issued	2,059,176	929,104	1,171,173
Reinvested	1,627	—	551
Redeemed	(2,072,742)	(902,432)	(1,311,092)
Service Class
Issued	296,434	190,936	300,874
Reinvested	—	—	—
Redeemed	(315,968)	(167,955)	(306,897)

Change in shares	(31,473)	49,653	(145,391)

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund			Financials UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$12,760	$487	$(7,329)	$302,655	$243,524	$172,823
539,386	(195,081)	(180,991)	1,935,804	1,956,690	1,228,050
34,936	(6,471)	(50,660)	(430,314)	(243,391)	355,829

587,082	(201,065)	(238,980)	1,808,145	1,956,823	1,756,702

(7,521)	—	—	(492,172)	—	(121,380)
—	—	—	(10,921)	—	—

(169,498)	—	—	—	—	—
(55,960)	—	—	—	—	—

(232,979)	—	—	(503,093)	—	(121,380)

(637,322)	962,835	(1,868,497)	(1,915,954)	(49,139,061)	45,358,857

(283,219)	761,770	(2,107,477)	(610,902)	(47,182,238)	46,994,179

1,160,966	399,196	2,506,673	7,087,176	54,269,414	7,275,235

$877,747	$1,160,966	$399,196	$6,476,274	$7,087,176	$54,269,414

$6,747	$905	$418	$78,041	$278,479	$34,955

$61,858,754	$14,046,010	$20,796,823	$135,887,834	$36,320,529	$127,304,015
169,691	—	—	457,873	—	118,572
(61,963,205)	(13,761,593)	(22,583,951)	(139,076,436)	(82,267,703)	(84,789,441)

10,398,435	4,297,854	7,296,941	18,374,216	9,940,588	23,268,159
17,258	—	—	9,338	—	—
(11,118,255)	(3,619,436)	(7,378,310)	(17,568,779)	(13,132,475)	(20,542,448)

$(637,322)	$962,835	$(1,868,497)	$(1,915,954)	$(49,139,061)	$45,358,857

1,801,294	445,616	656,795	4,157,987	1,268,957	4,887,256
4,919	—	—	13,559	—	4,324
(1,799,484)	(441,095)	(714,086)	(4,219,682)	(2,892,332)	(3,275,379)

317,200	138,697	225,820	612,166	363,999	928,593
514	—	—	291	—	—
(338,041)	(115,410)	(229,623)	(578,548)	(492,582)	(827,300)

(13,598)	27,808	(61,094)	(14,227)	(1,751,958)	1,717,494

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$144,695	$32,026	$(5,672)
Net realized gains (losses) on investments	1,520,107	(939,215)	711,154
Change in net unrealized appreciation/depreciation on investments	(388,301)	857,979	398,723

Change in net assets resulting from operations	1,276,501	(49,210)	1,104,205

Distributions to Shareholders From:
Net investment income
Investor Class	(80,830)	—	—
Service Class	(3,594)	—	—

Change in net assets resulting from distributions	(84,424)	—	—

Change in net assets resulting from capital transactions	(6,828,065)	(324,344)	5,229,195

Change in net assets	(5,635,988)	(373,554)	6,333,400
Net Assets:
Beginning of period	18,941,700	19,315,254	12,981,854

End of period	$13,305,712	$18,941,700	$19,315,254

Accumulated net investment income (loss)	$91,324	$31,053	$(973)

Capital Transactions:
Investor Class
Proceeds from shares issued	$108,856,205	$51,617,661	$167,433,903
Dividends reinvested	76,261	—	—
Value of shares redeemed	(116,812,878)	(47,386,391)	(168,478,745)
Service Class
Proceeds from shares issued	22,813,037	9,806,643	54,183,656
Dividends reinvested	3,255	—	—
Value of shares redeemed	(21,763,945)	(14,362,257)	(47,909,619)

Change in net assets resulting from capital transactions	$(6,828,065)	$(324,344)	$5,229,195

Share Transactions:
Investor Class
Issued	6,629,908	3,437,281	11,368,561
Reinvested	4,757	—	—
Redeemed	(7,129,415)	(3,149,323)	(11,427,665)
Service Class
Issued	1,497,899	672,157	3,841,982
Reinvested	215	—	—
Redeemed	(1,425,748)	(976,054)	(3,410,500)

Change in shares	(422,384)	(15,939)	372,378

See accompanying notes to the financial statements.

Industrials UltraSector ProFund			Internet UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$56,698	$12,428	$1,077	$(49,816)	$430,493	$(339,081)
609,996	(146,189)	(272,521)	5,108,183	(4,508,826)	3,485,262
(127,260)	48,429	56,302	228,398	(4,556,175)	(10,816,270)

539,434	(85,332)	(215,142)	5,286,765	(8,634,508)	(7,670,089)

(31,298)	—	(1,021)	(334,192)	—	—
—	—	—	(7,055)	—	—

(31,298)	—	(1,021)	(341,247)	—	—

19,759,858	210,540	(219,165)	(3,142,695)	(33,022,601)	(53,885,452)

20,267,994	125,208	(435,328)	1,802,823	(41,657,109)	(61,555,541)

2,472,626	2,347,418	2,782,746	18,093,872	59,750,981	121,306,522

$22,740,620	$2,472,626	$2,347,418	$19,896,695	$18,093,872	$59,750,981

$38,710	$13,310	$882	$(65,172)	$325,891	$(104,602)

$102,916,418	$36,853,730	$21,041,836	$178,880,829	$126,828,150	$392,861,771
29,650	—	1,005	305,290	—	—
(84,316,028)	(37,222,139)	(21,277,104)	(181,921,832)	(156,979,538)	(431,050,079)

18,708,462	12,079,917	3,547,070	8,112,206	8,041,026	48,387,914
—	—	—	6,222	—	—
(17,578,644)	(11,500,968)	(3,531,972)	(8,525,410)	(10,912,239)	(64,085,058)

$19,759,858	$210,540	$(219,165)	$(3,142,695)	$(33,022,601)	$(53,885,452)

2,312,644	918,769	606,756	2,026,279	1,446,365	5,314,446
709	—	27	3,558	—	—
(1,927,124)	(931,035)	(620,889)	(2,071,673)	(1,827,435)	(5,931,087)

448,856	309,707	104,572	98,850	95,963	665,502
—	—	—	77	—	—
(431,571)	(292,626)	(103,784)	(104,771)	(133,399)	(890,523)

403,514	4,815	(13,318)	(47,680)	(418,506)	(841,662)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Mobile Telecommunications UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$16,270	$1,548	$37,074
Net realized gains (losses) on investments	286,614	(303,981)	6,275,379
Change in net unrealized appreciation/depreciation on investments	(808,833)	(1,034)	(6,015,840)

Change in net assets resulting from operations	(505,949)	(303,467)	296,613

Distributions to Shareholders From:
Net investment income
Investor Class	(4,522)	—	—
Net realized gains on investments
Investor Class	—	—	(395,347)
Service Class	—	—	(51,391)

Change in net assets resulting from distributions	(4,522)	—	(446,738)

Change in net assets resulting from capital transactions	4,551,203	(8,383,064)	(56,341,749)

Change in net assets	4,040,732	(8,686,531)	(56,491,874)
Net Assets:
Beginning of period	14,601,140	23,287,671	79,779,545

End of period	$18,641,872	$14,601,140	$23,287,671

Accumulated net investment income (loss)	$(6,807)	$(18,555)	$(20,103)

Capital Transactions:
Investor Class
Proceeds from shares issued	$176,211,263	$70,841,022	$159,796,626
Dividends reinvested	3,926	—	356,993
Value of shares redeemed	(170,393,880)	(78,364,773)	(206,930,470)
Service Class
Proceeds from shares issued	9,513,029	9,944,878	8,197,792
Dividends reinvested	—	—	41,827
Value of shares redeemed	(10,783,135)	(10,804,191)	(17,804,517)

Change in net assets resulting from capital transactions	$4,551,203	$(8,383,064)	$(56,341,749)

Share Transactions:
Investor Class
Issued	8,545,947	3,420,194	7,974,319
Reinvested	203	—	17,985
Redeemed	(8,439,496)	(3,791,896)	(10,676,957)
Service Class
Issued	522,551	500,664	432,234
Reinvested	—	—	2,245
Redeemed	(583,679)	(545,890)	(1,003,530)

Change in shares	45,526	(416,928)	(3,253,704)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund			Oil Equipment, Services & Distribution UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	June 5, 2006(a) through July 31, 2006

$1,301,268	$642,140	$467,692	$(1,805)	$(2,317)
34,435,493	2,050,062	6,547,158	4,711,913	(379,724)
(3,147,712)	19,423,930	19,119,377	2,636,244	401,190

32,589,049	22,116,132	26,134,227	7,346,352	19,149

(229,543)	—	—	(34,404)	—

—	—	—	—	—
—	—	—	—	—

(229,543)	—	—	(34,404)	—

(775,844)	14,636,115	47,516,431	44,423,514	5,603,633

31,583,662	36,752,247	73,650,658	51,735,462	5,622,782

165,865,233	129,112,986	55,462,328	5,622,782	—

$197,448,895	$165,865,233	$129,112,986	$57,358,244	$5,622,782

$697,673	$819,115	$176,975	$(3,983)	$(2,317)

$723,532,338	$606,487,429	$796,670,198	$305,385,756	$15,141,474
187,047	—	—	22,582	—
(716,203,766)	(596,171,436)	(748,854,960)	(264,510,350)	(10,479,390)

54,278,817	89,943,377	166,149,440	22,010,402	1,949,353
—	—	—	—	—
(62,570,280)	(85,623,255)	(166,448,247)	(18,484,876)	(1,007,804)

$(775,844)	$14,636,115	$47,516,431	$44,423,514	$5,603,633

16,867,584	16,011,390	26,665,043	9,910,210	525,835
4,431	—	—	819	—
(16,935,823)	(15,947,775)	(25,133,259)	(8,744,360)	(368,519)

1,370,891	2,528,976	5,696,716	739,620	68,120
—	—	—	—	—
(1,591,523)	(2,456,087)	(5,758,493)	(619,645)	(35,738)

(284,440)	136,504	1,470,007	1,286,644	189,698

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Pharmaceuticals UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$495,433	$145,312	$161,626
Net realized gains (losses) on investments	3,501,400	(184,695)	(821,083)
Change in net unrealized appreciation/depreciation on investments	(1,517,342)	1,486,052	(38,852)

Change in net assets resulting from operations	2,479,491	1,446,669	(698,309)

Distributions to Shareholders From:
Net investment income
Investor Class	(503,327)	—	(102,808)
Service Class	(19,555)	—	—

Change in net assets resulting from distributions	(522,882)	—	(102,808)

Change in net assets resulting from capital transactions	(22,954,120)	11,674,162	1,659,392

Change in net assets	(20,997,511)	13,120,831	858,275
Net Assets:
Beginning of period	29,113,387	15,992,556	15,134,281

End of period	$8,115,876	$29,113,387	$15,992,556

Accumulated net investment income (loss)	$194,007	$221,456	$76,144

Capital Transactions:
Investor Class
Proceeds from shares issued	$177,547,486	$91,063,613	$117,833,531
Dividends reinvested	471,908	—	83,067
Value of shares redeemed	(196,418,890)	(82,145,387)	(117,516,535)
Service Class
Proceeds from shares issued	25,588,189	14,244,566	18,406,217
Dividends reinvested	16,093	—	—
Value of shares redeemed	(30,158,906)	(11,488,630)	(17,146,888)

Change in net assets resulting from capital transactions	$(22,954,120)	$11,674,162	$1,659,392

Share Transactions:
Investor Class
Issued	16,843,754	9,640,650	12,465,413
Reinvested	45,639	—	9,098
Redeemed	(18,583,993)	(8,760,641)	(12,384,523)
Service Class
Issued	2,557,590	1,574,101	2,026,443
Reinvested	1,622	—	—
Redeemed	(2,993,660)	(1,286,578)	(1,887,883)

Change in shares	(2,129,048)	1,167,532	228,548

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund			Real Estate UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$5,792,951	$3,818,014	$1,610,154	$1,696,979	$1,030,066	$117,389
(1,536,630)	4,629,134	34,823,994	2,146,351	(3,485,282)	1,312,903
(18,096,566)	(3,522,544)	4,294,917	(4,859,378)	3,967,346	(3,411,934)

(13,840,245)	4,924,604	40,729,065	(1,016,048)	1,512,130	(1,981,642)

(5,779,959)	—	—	(1,501,162)	—	(251,243)
(1,639,264)	—	—	(55,247)	—	(39,979)

(7,419,223)	—	—	(1,556,409)	—	(291,222)

(4,275,054)	58,469,705	47,824,336	(57,114,113)	76,141,167	(40,553,758)

(25,534,522)	63,394,309	88,553,401	(59,686,570)	77,653,297	(42,826,622)

203,781,660	140,387,351	51,833,950	88,479,004	10,825,707	53,652,329

$178,247,138	$203,781,660	$140,387,351	$28,792,434	$88,479,004	$10,825,707

$2,694,272	$4,320,544	$502,530	$432,914	$292,344	$(737,722)

$990,583,554	$872,322,255	$627,609,744	$538,444,103	$403,075,676	$421,773,369
5,139,185	—	—	1,397,935	—	202,059
(1,019,690,507)	(854,087,170)	(595,963,146)	(590,405,243)	(332,309,561)	(457,824,757)

161,596,306	172,797,078	138,289,719	103,994,986	82,134,185	172,140,324
1,504,637	—	—	47,352	—	10,616
(143,408,229)	(132,562,458)	(122,111,981)	(110,593,246)	(76,759,133)	(176,855,369)

$(4,275,054)	$58,469,705	$47,824,336	$(57,114,113)	$76,141,167	$(40,553,758)

24,456,434	18,588,175	20,791,404	9,787,055	9,087,940	11,486,701
124,738	—	—	26,070	—	5,240
(25,434,436)	(18,382,198)	(19,629,864)	(10,903,394)	(7,587,417)	(12,557,022)

4,136,245	3,966,249	4,833,026	1,840,939	1,836,122	4,517,829
37,701	—	—	876	—	270
(3,713,208)	(2,997,717)	(4,319,351)	(1,969,724)	(1,726,650)	(4,641,362)

(392,526)	1,174,509	1,675,215	(1,218,178)	1,609,995	(1,188,344)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Semiconductor UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$52,236	$23,073	$(153,237)
Net realized gains (losses) on investments	3,431,375	(7,408,226)	(27,447)
Change in net unrealized appreciation/depreciation on investments	(878,495)	(1,914,790)	(42,781)

Change in net assets resulting from operations	2,605,116	(9,299,943)	(223,465)

Distributions to Shareholders From:
Net investment income
Investor Class	(28,794)	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(28,794)	—	—

Change in net assets resulting from capital transactions	7,789,384	(8,710,890)	(3,532,096)

Change in net assets	10,365,706	(18,010,833)	(3,755,561)
Net Assets:
Beginning of period	14,493,568	32,504,401	36,259,962

End of period	$24,859,274	$14,493,568	$32,504,401

Accumulated net investment income (loss)	$19,747	$(3,695)	$(26,768)

Capital Transactions:
Investor Class
Proceeds from shares issued	$209,010,432	$192,817,416	$341,818,138
Dividends reinvested	23,839	—	—
Value of shares redeemed	(200,004,375)	(201,694,637)	(344,458,586)
Service Class
Proceeds from shares issued	19,119,338	23,648,910	60,226,091
Dividends reinvested	—	—	—
Value of shares redeemed	(20,359,850)	(23,482,579)	(61,117,739)

Change in net assets resulting from capital transactions	$7,789,384	$(8,710,890)	$(3,532,096)

Share Transactions:
Investor Class
Issued	11,127,423	10,017,826	17,366,693
Reinvested	1,328	—	—
Redeemed	(10,769,971)	(10,645,476)	(17,649,346)
Service Class
Issued	1,102,209	1,193,452	3,082,533
Reinvested	—	—	—
Redeemed	(1,172,499)	(1,200,940)	(3,178,516)

Change in shares	288,490	(635,138)	(378,636)

See accompanying notes to the financial statements.

Technology UltraSector ProFund			Telecommunications UltraSector ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$18,768	$(4,725)	$(65,202)	$1,235,557	$215,061	$53,552
2,633,797	(2,038,780)	(1,323,003)	8,412,984	(253,365)	(368,257)
1,321,286	(433,595)	1,089,016	5,217,028	649,586	(454,589)

3,973,851	(2,477,100)	(299,189)	14,865,569	611,282	(769,294)

—	—	(50,743)	(378,243)	—	(79,903)
—	—	—	(33,701)	—	(17,503)

—	—	(50,743)	(411,944)	—	(97,406)

9,912,872	(9,364,398)	4,589,015	30,348,760	7,611,172	(6,450,997)

13,886,723	(11,841,498)	4,239,083	44,802,385	8,222,454	(7,317,697)

6,627,628	18,469,126	14,230,043	10,640,190	2,417,736	9,735,433

$20,514,351	$6,627,628	$18,469,126	$55,442,575	$10,640,190	$2,417,736

$22,139	$(19,414)	$(14,689)	$961,929	$138,316	$(76,745)

$146,489,199	$33,311,405	$110,224,576	$310,141,912	$103,310,770	$59,791,744
—	—	48,492	361,528	—	72,654
(136,759,922)	(42,863,581)	(102,876,965)	(278,985,668)	(97,291,135)	(64,830,913)

15,860,318	7,999,691	10,602,239	39,367,591	18,971,926	6,087,279
—	—	—	27,571	—	17,217
(15,676,723)	(7,811,913)	(13,409,327)	(40,564,174)	(17,380,389)	(7,588,978)

$9,912,872	$(9,364,398)	$4,589,015	$30,348,760	$7,611,172	$(6,450,997)

5,042,323	1,200,625	4,277,724	11,470,822	4,943,346	3,144,310
—	—	1,807	13,475	—	4,005
(4,701,339)	(1,608,190)	(4,009,119)	(10,160,683)	(4,675,520)	(3,400,494)

577,898	295,350	420,643	1,590,382	939,548	329,862
—	—	—	1,080	—	992
(562,794)	(291,464)	(533,850)	(1,624,490)	(865,449)	(414,294)

356,088	(403,679)	157,205	1,290,586	341,925	(335,619)

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Utilities UltraSector ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$1,718,889	$280,407	$718,071
Net realized gains (losses) on investments	8,578,127	2,181,180	608,927
Change in net unrealized appreciation/depreciation on investments	(119,891)	1,150,092	2,095,504

Change in net assets resulting from operations	10,177,125	3,611,679	3,422,502

Distributions to Shareholders From:
Net investment income
Investor Class	(890,619)	—	—
Service Class	(12,237)	—	—
Net realized gains on investments
Investor Class	(2,053,502)	—	—
Service Class	(218,788)	—	—

Change in net assets resulting from distributions	(3,175,146)	—	—

Change in net assets resulting from capital transactions	(55,185,902)	49,222,143	17,196,508

Change in net assets	(48,183,923)	52,833,822	20,619,010
Net Assets:
Beginning of period	93,522,594	40,688,772	20,069,762

End of period	$45,338,671	$93,522,594	$40,688,772

Accumulated net investment income (loss)	$756,611	$405,191	$124,784

Capital Transactions:
Investor Class
Proceeds from shares issued	$478,208,522	$191,781,142	$401,945,996
Dividends reinvested	2,819,266	—	—
Value of shares redeemed	(527,480,675)	(145,535,703)	(386,379,532)
Service Class
Proceeds from shares issued	47,704,515	40,366,531	136,689,220
Dividends reinvested	187,103	—	—
Value of shares redeemed	(56,624,633)	(37,389,827)	(135,059,176)

Change in net assets resulting from capital transactions	$(55,185,902)	$49,222,143	$17,196,508

Share Transactions:
Investor Class
Issued	18,546,636	9,182,970	20,719,235
Reinvested	116,402	—	—
Redeemed	(20,688,754)	(7,127,022)	(19,967,574)
Service Class
Issued	2,060,024	2,035,049	7,179,432
Reinvested	8,061	—	—
Redeemed	(2,454,121)	(1,921,404)	(7,064,872)

Change in shares	(2,411,752)	2,169,593	866,221

(a)	Commencement of operations

See accompanying notes to the financial statements.

Short Oil & Gas ProFund			Short Precious Metals ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	August 1, 2006 through July 31, 2007	January 9, 2006(a) through July 31, 2006

$537,492	$402,609	$62,177	$995,910	$323,747
(1,621,065)	(4,250,743)	(1,183,164)	(9,227,319)	2,315,954
1,471,750	(1,604,983)	101,904	2,128,953	(2,318,956)

388,177	(5,453,117)	(1,019,083)	(6,102,456)	320,745

(594,361)	—	(69,286)	(185,143)	—
(104,132)	—	(8,599)	—	—

—	—	(355,089)	—	—
—	—	(63,390)	—	—

(698,493)	—	(496,364)	(185,143)	—

(15,983,306)	29,460,957	9,353,715	(13,469,767)	29,612,457

(16,293,622)	24,007,840	7,838,268	(19,757,366)	29,933,202

31,846,108	7,838,268	—	29,933,202	—

$15,552,486	$31,846,108	$7,838,268	$10,175,836	$29,933,202

$223,257	$384,258	$(18,351)	$571,644	$323,747

$201,782,177	$192,240,114	$69,182,612	$404,805,277	$319,365,897
472,536	—	350,086	169,694	—
(213,346,320)	(167,969,574)	(61,799,328)	(417,246,217)	(293,430,572)

16,815,009	24,748,093	7,820,338	71,554,325	37,213,721
91,124	—	59,310	—	—
(21,797,832)	(19,557,676)	(6,259,303)	(72,752,846)	(33,536,589)

$(15,983,306)	$29,460,957	$9,353,715	$(13,469,767)	$29,612,457

8,825,826	7,225,373	2,210,151	14,147,187	11,059,751
21,266	—	12,164	6,180	—
(9,147,862)	(6,375,212)	(1,997,285)	(14,686,638)	(10,158,337)

730,931	925,746	250,817	2,455,631	1,288,811
4,072	—	2,060	—	—
(935,886)	(741,613)	(204,791)	(2,596,201)	(1,123,861)

(501,653)	1,034,294	273,116	(673,841)	1,066,364

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$3,829,296	$1,401,294	$261,450
Net realized gains (losses) on investments	6,202,770	(10,028,528)	(4,826,141)
Change in net unrealized appreciation/depreciation on investments	954,076	(2,227,588)	858,283

Change in net assets resulting from operations	10,986,142	(10,854,822)	(3,706,408)

Distributions to Shareholders From:
Net investment income
Investor Class	(2,761,711)	—	(258,163)
Service Class	(182,899)	—	(7,431)
Class A	—	—	—

Change in net assets resulting from distributions	(2,944,610)	—	(265,594)

Change in net assets resulting from capital transactions	29,865,474	55,150,223	66,002,960

Change in net assets	37,907,006	44,295,401	62,030,958
Net Assets:
Beginning of period	106,326,359	62,030,958	—

End of period	$144,233,365	$106,326,359	$62,030,958

Accumulated net investment income (loss)	$2,294,078	$1,409,392	$8,098

Capital Transactions:
Investor Class
Proceeds from shares issued	$344,246,549	$247,963,756	$138,903,511
Dividends reinvested	2,124,616	—	220,562
Value of shares redeemed	(325,834,122)	(196,215,981)	(78,983,188)
Service Class
Proceeds from shares issued	26,728,904	24,773,815	31,021,205
Dividends reinvested	158,522	—	6,738
Value of shares redeemed	(17,558,995)	(21,371,367)	(25,165,868)
Class A
Proceeds from shares issued	—	—	—
Dividends reinvested	—	—	—
Value of shares redeemed	—	—	—

Change in net assets resulting from capital transactions	$29,865,474	$55,150,223	$66,002,960

Share Transactions:
Investor Class
Issued	14,711,445	8,956,630	4,449,437
Reinvested	94,051	—	7,379
Redeemed	(13,865,479)	(7,104,636)	(2,560,336)
Service Class
Issued	1,132,448	885,817	986,624
Reinvested	7,005	—	225
Redeemed	(752,017)	(770,118)	(816,941)
Class A
Issued	—	—	—
Reinvested	—	—	—
Redeemed	—	—	—

Change in shares	1,327,453	1,967,693	2,066,388

(a)	Commencement of operations

See accompanying notes to the financial statements.

U.S. Government Plus ProFund			Rising Rates Opportunity 10 ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 10, 2005(a) through December 31, 2005

$2,112,858	$1,413,906	$1,119,927	$852,871	$444,724	$224,155
4,293,272	(6,652,035)	641,891	(1,399,878)	1,444,964	167,754
33,650	1,392,951	(539,552)	6,340	(69,062)	22,522

6,439,780	(3,845,178)	1,222,266	(540,667)	1,820,626	414,431

(1,852,048)	(1,281,992)	(969,421)	(339,894)	—	(128,366)
(257,714)	(131,914)	(173,480)	(24,734)	—	—
(163)	—	—	—	—	—

(2,109,925)	(1,413,906)	(1,142,901)	(364,628)	—	(128,366)

2,401,843	(4,306,440)	49,983,504	1,536,933	(2,526,079)	13,233,293

6,731,698	(9,565,524)	50,062,869	631,638	(705,453)	13,519,358

69,824,355	79,389,879	29,327,010	12,813,905	13,519,358	—

$76,556,053	$69,824,355	$79,389,879	$13,445,543	$12,813,905	$13,519,358

$(54,508)	$(57,441)	$(57,441)	$480,970	$417,108	$(27,616)

$1,347,281,062	$1,268,444,369	$1,958,887,158	$182,942,922	$77,642,000	$119,213,526
1,819,018	1,270,313	943,960	269,664	—	111,253
(1,352,018,432)	(1,265,215,769)	(1,923,935,859)	(181,229,609)	(79,681,258)	(107,366,612)

105,058,667	52,936,566	205,804,081	24,422,454	9,091,194	23,512,170
254,924	127,936	163,578	23,072	—	—
(100,036,794)	(61,869,855)	(191,879,414)	(24,892,686)	(9,578,015)	(22,237,044)

64,053	—	—	46,137	—	—
163	—	—	—	—	—
(20,818)	—	—	(45,021)	—	—

$2,401,843	$(4,306,440)	$49,983,504	$1,536,933	$(2,526,079)	$13,233,293

44,196,806	41,546,591	58,911,052	5,850,879	2,528,061	4,010,307
59,029	42,572	28,332	8,685	—	3,750
(44,304,247)	(41,334,277)	(57,889,152)	(5,821,720)	(2,563,036)	(3,599,923)

3,511,498	1,745,640	6,150,556	786,981	295,788	787,234
8,391	4,310	4,941	747	—	—
(3,309,423)	(2,000,456)	(5,765,746)	(806,401)	(309,606)	(746,749)

2,205	—	—	1,473	—	—
5	—	—	—	—	—
(709)	—	—	(1,441)	—	—

163,555	4,380	1,439,983	19,203	(48,793)	454,619

See accompanying notes to the financial statements.

PROFUNDS

For the periods indicated

Statements of Changes in Net Assets, continued

	Rising Rates Opportunity ProFund
	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$8,863,037	$7,851,350	$8,972,739
Net realized gains (losses) on investments	(16,704,706)	53,565,482	(80,893,522)
Change in net unrealized appreciation/depreciation on investments	(700,845)	(2,893,858)	14,372,256

Change in net assets resulting from operations	(8,542,514)	58,522,974	(57,548,527)

Distributions to Shareholders From:
Net investment income
Investor Class	(13,823,030)	—	(7,779,885)
Service Class	(1,644,986)	—	(269,531)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(15,468,016)	—	(8,049,416)

Change in net assets resulting from capital transactions	(208,003,712)	(70,201,871)	(212,584,123)

Change in net assets	(232,014,242)	(11,678,897)	(278,182,066)
Net Assets:
Beginning of period	392,491,508	404,170,405	682,352,471

End of period	$160,477,266	$392,491,508	$404,170,405

Accumulated net investment income (loss)	$2,552,734	$9,157,713	$1,306,363

Capital Transactions:
Investor Class
Proceeds from shares issued	$994,137,454	$868,293,554	$1,438,652,485
Dividends reinvested	10,889,736	—	5,805,465
Value of shares redeemed	(1,189,150,517)	(938,854,663)	(1,637,129,062)
Service Class
Proceeds from shares issued	98,289,268	71,070,314	178,975,828
Dividends reinvested	1,369,499	—	197,718
Value of shares redeemed	(123,540,307)	(70,711,076)	(199,086,557)
Class A
Proceeds from shares issued	23,227	—	—
Value of shares redeemed	(22,072)	—	—

Change in net assets resulting from capital transactions	$(208,003,712)	$(70,201,871)	$(212,584,123)

Share Transactions:
Investor Class
Issued	48,183,388	40,625,786	72,425,539
Reinvested	551,940	—	305,069
Redeemed	(57,637,312)	(43,837,077)	(82,928,003)
Service Class
Issued	4,880,621	3,440,423	9,271,507
Reinvested	70,781	—	10,596
Redeemed	(6,122,263)	(3,451,283)	(10,327,686)
Class A
Issued	1,156	—	—
Redeemed	(1,105)	—	—

Change in shares	(10,072,794)	(3,222,151)	(11,242,978)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Rising U.S. Dollar ProFund			Falling U.S. Dollar ProFund
August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005	August 1, 2006 through July 31, 2007	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005

$582,141	$454,974	$957,258	$2,861,328	$1,172,175	$166,533
(299,480)	(1,695,134)	2,268,419	2,640,721	(8,683)	(1,819,319)
409,914	(534,354)	159,981	(1,665,386)	1,058,503	(57,230)

692,575	(1,774,514)	3,385,658	3,836,663	2,221,995	(1,710,016)

(723,428)	—	(462,627)	(2,194,727)	—	(207,231)
(80,183)	—	—	(131,292)	—	(23,775)

—	—	(358,738)	—	—	—
—	—	(5,538)	—	—	—

(803,611)	—	(826,903)	(2,326,019)	—	(231,006)

(14,591,901)	(30,209,945)	57,031,556	14,963,959	65,245,231	22,193,392

(14,702,937)	(31,984,459)	59,590,311	16,474,603	67,467,226	20,252,370

27,605,852	59,590,311	—	87,719,596	20,252,370	—

$12,902,915	$27,605,852	$59,590,311	$104,194,199	$87,719,596	$20,252,370

$238,819	$460,289	$5,315	$1,711,085	$1,175,776	$3,601

$104,132,215	$142,603,837	$317,398,589	$308,528,091	$235,098,893	$122,513,345
713,887	—	768,622	1,811,420	—	140,364
(119,085,234)	(174,984,332)	(261,302,941)	(295,744,403)	(169,349,700)	(104,399,644)

5,986,756	17,254,610	44,572,105	35,447,767	32,112,747	15,255,616
69,563	—	3,965	102,408	—	22,246
(6,409,088)	(15,084,060)	(44,408,784)	(35,181,324)	(32,616,709)	(11,338,535)

—	—	—	—	—	—
—	—	—	—	—	—

$(14,591,901)	$(30,209,945)	$57,031,556	$14,963,959	$65,245,231	$22,193,392

3,363,415	4,480,721	10,008,681	10,431,319	8,194,341	4,278,124
23,415	—	23,498	62,700	—	5,157
(3,826,740)	(5,492,091)	(8,225,340)	(10,080,321)	(5,919,317)	(3,671,592)

194,926	542,905	1,415,070	1,210,708	1,135,273	527,826
2,285	—	121	3,550	—	819
(208,020)	(474,233)	(1,401,645)	(1,196,612)	(1,147,645)	(395,784)

—	—	—	—	—	—
—	—	—	—	—	—

(450,719)	(942,698)	1,820,385	431,344	2,262,652	744,550

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Bull ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

Investor Class
Year Ended July 31, 2007	$57.59	0.42		7.90		8.32	(0.34)	—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16		1.10		1.26	—	—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29		1.35	(e)	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24		4.31		4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)		10.47		10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)		(13.43)		(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Service Class
Year Ended July 31, 2007	$53.40	(0.17	)(e)	7.28		7.11	—	—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03		0.87	—	—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	(e)	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02		3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)		9.97		9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)		(12.72)		(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2007	$41.22	0.19		5.76		5.95	(0.13)	—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14		(0.16	)(e)	(0.02)	—	—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12		3.90	(e)	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)		4.90		4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)		8.33		8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)		(5.60)		(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
Service Class
Year Ended July 31, 2007	$39.54	(0.25	)(e)	5.51		5.26	—	—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13	)(e)	(0.23)	—	—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	(e)	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78		4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)		8.21		7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)		(5.55)		(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Year Ended July 31, 2007	$40.66	0.54	3.33	3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49	1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23	0.72 (e)	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)	5.65	5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
Service Class
Year Ended July 31, 2007	$38.60	0.11	3.16	3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)	1.42	1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)	0.70 (e)	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)	5.46	5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)	9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)	(7.03)	(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
OTC ProFund
Investor Class
Year Ended July 31, 2007	$57.17	(0.31)	15.58	15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)	(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)	0.82 (e)	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)	5.56	5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Service Class
Year Ended July 31, 2007	$54.01	(0.94)	14.70	13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)	(4.92)	(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)	0.73 (e)	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)	5.36	4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)	18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)	(24.09)	(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2007	$48.46	0.51		6.17		6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20		2.75		2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28		1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19		4.87		5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09		8.27		8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(e)	$30.00	0.07		1.09		1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(d)	1.53%	1.53%	0.83%	$51,255	396	%(d)
Service Class
Year Ended July 31, 2007	$47.07	(0.01	)(f)	5.97		5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)		2.68		2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)		1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)		4.77		4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)		8.26		8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(e)	$30.00	(0.03)		1.14		1.11	—	(0.30)	(0.30)	$30.81	3.72	%(d)	2.63%	2.63%	(0.36)%	$2,780	396	%(d)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2007	$37.44	(0.06)		5.37		5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)		(0.65)		(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)		0.64	(f)	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)		1.26		1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)		7.03		6.87	—	(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(e)	$30.00	0.01		0.48		0.49	—	(0.01)	(0.01)	$30.48	1.62	%(d)	1.52%	1.52%	0.18%	$28,630	180	%(d)
Service Class
Year Ended July 31, 2007	$36.17	(0.46)		5.21		4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)		(0.60)		(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)		0.62	(f)	0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)		1.24		0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)		7.05		6.56	—	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(e)	$30.00	(0.09)		0.56		0.47	—	(0.01)	(0.01)	$30.46	1.55	%(d)	2.62%	2.62%	(1.12)%	$1,800	180	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2007	$42.42	0.19		5.32		5.51	(0.07)	(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08		1.36		1.44	—	—	—	$42.42	3.51	%(d)	1.52%	1.52%	0.32%	$13,469	247	%(d)
Year Ended December 31, 2005	$38.92	0.08		3.66		3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06		5.47		5.53	—	—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02		8.59		8.61	— (e)	—	— (e)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)		(3.91)		(4.03)	—	—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
Service Class
Year Ended July 31, 2007	$40.49	(0.25	)(f)	5.06		4.81	—	(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16	)(f)	1.32		1.16	—	—	—	$40.49	2.95	%(d)	2.52%	2.52%	(0.68)%	$9,112	247	%(d)
Year Ended December 31, 2005	$37.72	(0.31)		3.55		3.24	—	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31		5.02	—	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48		8.21	—	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)		(3.82)		(4.24)	—	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2007	$36.36	(0.23)		6.15		5.92	—	(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)		(0.89	)(f)	(1.11)	—	—	—	$36.36	(2.96	)%(d)	1.53%	1.53%	(0.97)%	$3,330	384	%(d)
Year Ended December 31, 2005	$33.63	(0.25)		4.09		3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)		3.70		3.38	—	—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)		6.73		6.38	—	—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)		(6.64)		(7.01)	—	—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
Service Class
Year Ended July 31, 2007	$34.61	(0.61)		5.85		5.24	—	(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85	)(f)	(1.28)	—	—	—	$34.61	(3.57	)%(d)	2.53%	2.53%	(1.97)%	$4,512	384	%(d)
Year Ended December 31, 2005	$32.54	(0.58)		3.93		3.35	—	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58		2.96	—	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60		5.99	—	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)		(6.60)		(7.23)	—	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2007	$43.28	0.06 (d)	4.76		4.82	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	(d)	1.95	—	—	$43.28	4.69	%(e)	1.59%	1.58%	(0.06)%	$5,991	443	%(e)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	(d)	1.48	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87		6.84	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77		8.60	(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)		(5.56)	—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
Service Class
Year Ended July 31, 2007	$41.20	(0.40)	4.52		4.12	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	(d)	1.63	—	—	$41.20	4.09	%(e)	2.59%	2.58%	(1.06)%	$7,470	443	%(e)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	(d)	1.07	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)	6.65		6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59		8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)	(5.20)		(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2007	$39.36	(0.47)	5.87		5.40	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70		0.40	—	—	$39.36	1.00	%(e)	1.61%	1.61%	(1.24)%	$8,272	369	%(e)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	(d)	2.68	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41		6.08	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07		7.78	(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)		(6.05)	(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
Service Class
Year Ended July 31, 2007	$37.65	(0.88)	5.59		4.71	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69		0.16	—	—	$37.65	0.43	%(e)	2.61%	2.61%	(2.24)%	$3,022	369	%(e)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	(d)	2.25	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)	6.26		5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97		7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)	(5.66)		(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (d)	— (d)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—	$17.21	7.56	%(e)	1.44%		1.43%		2.49%		$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06		1.07 (f)	1.13	(0.01)	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (d)	— (d)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Year Ended December 31, 2003	$9.43	0.06		3.51	3.57	(0.03)	(0.03)	$12.97	37.81%		1.79%		1.78%		0.52%		$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10		(3.29)	(3.19)	—	—	$9.43	(25.28)%		2.34%		1.95%		0.93%		$8,184	2,892%
Service Class
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	$17.45	6.92	%(e)	2.44%		2.43%		1.49%		$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)		1.10 (f)	1.01	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (d)	— (d)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(g)	(2.52)	(2.40)	—	—	$9.85	(19.59	)%(g)	2.14	%(g)	1.58	%(g)	1.15	%(g)	$2,667	2,892%
UltraBull ProFund
Investor Class
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—	$58.16	1.59	%(e)	1.45%		1.45%		0.73%		$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)		16.95	16.88	—	—	$47.52	55.09%		1.70%		1.70%		(0.18)%		$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)		(26.39)	(26.58)	—	—	$30.64	(46.45)%		1.95%		1.95%		(0.47)%		$65,467	1,770%
Service Class
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	$54.03	1.01	%(e)	2.45%		2.45%		(0.27)%		$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(h)	7.76	7.61	(0.15)	(0.15)	$52.55	16.84	%(h)	2.23	%(h)	2.23	%(h)	(0.35	)%(h)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

(h)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of .21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2007	$42.52	0.33		10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17		(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%	0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06		6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)		8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)		11.88	11.72	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)		(10.29)	(10.47)	—	—	$16.95	(38.18)%		2.08%	1.95%	(0.78)%	$15,358	2,174%
Service Class
Year Ended July 31, 2007	$39.93	(0.17	)(f)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%	(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%	(1.31)%	$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	$27.65	67.78%		2.87%	2.86%	(1.75)%	$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—	—	$16.48	(38.62)%		3.06%	2.95%	(1.87)%	$7,279	2,174%
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2007	$26.21	0.24		3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11		0.74 (f)	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%	0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14		(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)		6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)		9.74	9.67	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)		(7.58)	(7.65)	—	—	$9.62	(44.30)%		1.95%	1.95%	(0.54)%	$26,286	2,196%
Service Class
Year Ended July 31, 2007	$24.70	(0.05	)(f)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%	(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%	(1.15)%	$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	$18.57	98.19%		2.76%	2.76%	(1.49)%	$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—	—	$9.37	(44.75)%		2.87%	2.87%	(1.49)%	$2,526	2,196%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	$33.43	5.56	%(d)	1.49%		1.49%		1.26%		$20,403	995	%(d)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%		1.88%		(0.08)%		$31,023	1,798%
June 3, 2002 through December 31, 2002(e)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(d)	2.47%		1.95%		0.37%		$3,963	844	%(d)
Service Class
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	$32.52	4.90	%(d)	2.49%		2.49%		0.26%		$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)	1.59	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)	10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(e)	$30.00	(0.06)	(9.26)	(9.32)	— (f)	—	— (f)	$20.68	(31.06	)%(d)	3.42%		2.95%		(0.44)%		$11,696	844	%(d)
UltraOTC ProFund
Investor Class
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	$19.59	(19.84	)%(d)	1.37%		1.37%		(0.51)%		$254,137	131	%(d)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%		1.56%		(1.23)%		$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%		1.78%		(1.49)%		$187,841	522%
Service Class
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	$18.24	(20.28	)%(d)	2.37%		2.37%		(1.51)%		$21,779	131	%(d)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (g)	3.22	3.24	—	—	—	$23.83	15.74	%(g)	1.11	%(g)	1.11	%(g)	0.12	%(g)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.
(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraInternational ProFund
Investor Class
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26	(2.71)	(2.45)	—	—	—	$27.55	(8.17	)%(e)	2.34%	1.93%	3.33%	$7,994	—	(e)
Service Class
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.18	(2.71)	(2.53)	—	—	—	$27.47	(8.43	)%(e)	3.34%	2.93%	2.33%	$1,149	—	(e)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26	(6.17)	(5.91)	—	—	—	$24.09	(19.70	)%(e)	1.51%	1.51%	3.97%	$79,136	—	(e)
Service Class
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.19	(6.17)	(5.98)	—	—	—	$24.02	(19.93	)%(e)	2.51%	2.51%	2.97%	$1,310	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	(23.15)	—		(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—	—		—	$58.53	(9.45	)%(d)	1.54%	1.54%	1.67%	$196,279	—	(d)
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—	—		—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—	—		—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—		—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—		—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—
Service Class
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	(23.15)	—		(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—	—		—	$55.85	(10.01	)%(d)	2.54%	2.54%	0.67%	$6,939	—	(d)
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—	—		—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—	—		—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—	—		—	$30.27	46.30%		2.95%	2.95%	(2.70)%	$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	—	—	—		—	$20.69	(40.37)%		3.22%	2.95%	(2.45)%	$143	—
Bear ProFund
Investor Class
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	—	(e)	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—	—		—	$29.96	0.40	%(d)	1.57%	1.57%	3.20%	$52,504	—	(d)
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	—	(0.02)		(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—		—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—		—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—		—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—
Service Class
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—	—		—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—	—		—	$28.82	(0.17	)%(d)	2.57%	2.57%	2.20%	$12,469	—	(d)
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—	—		—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—	—		—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—	—		—	$33.02	(25.21)%		2.73%	2.72%	(1.67)%	$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	—	—	—		—	$44.15	19.58%		2.91%	2.91%	(1.44)%	$5,510	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)	(0.47)	—	—	$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—	(d)
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(e)	$30.00	0.01	7.30	7.31	—	—	$37.31	24.37	%(d)	1.49%	1.49%	0.02%	$110,733	—	(d)
Service Class
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)	(0.60)	—	—	$18.50	(3.14	)%(d)	2.52%	2.52%	2.37%	$2,084	—	(d)
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	—	—	$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—	$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—	$24.02	(35.19)%		2.77%	2.76%	(1.68)%	$7,761	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.23)	7.29	7.06	—	—	$37.06	23.53	%(d)	2.51%	2.51%	(0.92)%	$3,628	—	(d)
Short OTC ProFund
Investor Class
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84	2.22	—	—	$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—	(d)
Year Ended December 31, 2005	$18.70	0.30	(0.06)	0.24	(0.25)	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.10)	3.88	3.78	(0.09)	(0.09)	$33.69	12.60	%(d)	2.00%	1.82%	(0.46)%	$9,826	—	(d)
Service Class
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81	2.08	—	—	$20.35	11.38	%(d)	2.50%	2.50%	2.34%	$9,666	—	(d)
Year Ended December 31, 2005	$18.22	0.11	(0.06)	0.05	—	—	$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	—	—	$18.22	(12.36)%		2.51%	2.51%	(1.22)%	$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	—	—	$20.79	(37.98)%		2.88%	2.87%	(1.79)%	$2,125	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.29)	3.81	3.52	—	—	$33.52	11.73	%(d)	2.97%	2.79%	(1.23)%	$3,305	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund
Investor Class
Year Ended July 31, 2007	$17.28	0.55		(3.53)		(2.98)	(0.68)	—	(d)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)		(0.31)	—	—		—	$17.28	(1.76	)%(e)	1.40%		1.40%		3.27%		$135,333	—	(e)
Year Ended December 31, 2005	$18.82	0.34		(1.18)		(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)		(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)		(17.96)		(18.22)	—	—		—	$23.42	(43.76)%		1.65%		1.64%		(0.78)%		$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)		11.69		11.49	— (d)	—		— (d)	$41.64	38.11%		1.80%		1.80%		(0.52)%		$119,520	—
Service Class
Year Ended July 31, 2007	$17.21	0.41		(3.52)		(3.11)	(0.53)	—	(d)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(e)	2.40%		2.40%		2.27%		$13,984	—	(e)
Year Ended December 31, 2005	$18.76	0.15		(1.16)		(1.01)	(0.14)	—	(d)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(f)	(4.56)		(4.77)	—	—		—	$18.76	(20.27	)%(f)	2.20	%(f)	2.20	%(f)	(0.96	)%(f)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)		(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98		11.42	—	—		—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2007	$17.36	0.54		(3.97)		(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%		1.53%		3.79%		$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31		(0.30	)(g)	0.01	—	—		—	$17.36	0.06	%(e)	1.59%		1.58%		3.24%		$29,637	—	(e)
Year Ended December 31, 2005	$21.95	0.33		(4.59)		(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%		1.68%		1.62%		$11,936	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.13)		(7.92)		(8.05)	—	—		—	$21.95	(26.83	)%(e)	1.82%		1.82%		(0.49)%		$3,533	—	(e)
Service Class
Year Ended July 31, 2007	$17.02	0.40		(3.92)		(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%		2.53%		2.79%		$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31	)(g)	(0.10)	—	—		—	$17.02	(0.58	)%(e)	2.59%		2.58%		2.24%		$2,452	—	(e)
Year Ended December 31, 2005	$21.71	0.13		(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.39)		(7.90)		(8.29)	—	—		—	$21.71	(27.63	)%(e)	2.82%		2.82%		(1.49)%		$463	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2007	$17.76	0.54	(3.50)	(2.96)	(0.81)	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)	(1.56)	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%	3.41%	$264,378	—	(d)
Year Ended December 31, 2005	$21.78	0.41	(2.42)	(2.01)	(0.45)	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.02)	(8.20)	(8.22)	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%	(0.06)%	$15,813	—	(d)
Service Class
Year Ended July 31, 2007	$17.72	0.40	(3.49)	(3.09)	(0.62)	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	(1.90)	(1.66)	—	—	$17.72	(8.57	)%(d)	2.43%	2.43%	2.41%	$28,507	—	(d)
Year Ended December 31, 2005	$21.59	0.18	(2.39)	(2.21)	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.31)	(8.10)	(8.41)	—	—	$21.59	(28.03	)%(d)	2.35%	2.35%	(1.06)%	$1,187	—	(d)
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2007	$23.23	0.69	(6.09)	(5.40)	(0.74)	(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)	(1.81)	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%	3.17%	$15,295	—	(d)
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.04)	(4.76)	(4.80)	—	—	$25.20	(16.00	)%(d)	2.26%	1.95%	(0.30)%	$2,520	—	(d)
Service Class
Year Ended July 31, 2007	$22.94	0.51	(6.03)	(5.52)	(0.64)	(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)	(1.94)	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%	2.17%	$802	—	(d)
Year Ended December 31, 2005	$25.09	0.18	(0.24)	(0.06)	(0.15)	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.17)	(4.74)	(4.91)	—	—	$25.09	(16.37	)%(d)	3.26%	2.95%	(1.30)%	$546	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort OTC ProFund
Investor Class
Year Ended July 31, 2007	$18.54	0.54	(6.87)	(6.33)	(0.58)	—	(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94	3.24	—	—	—	$18.54	21.18	%(d)	1.38%	1.38%	3.25%	$222,887	—	(d)
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (e)	—	— (e)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—
Service Class
Year Ended July 31, 2007	$19.17	0.39	(7.08)	(6.69)	(0.39)	—	(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06	3.26	—	—	—	$19.17	20.49	%(d)	2.38%	2.38%	2.25%	$10,108	—	(d)
Year Ended December 31, 2005	$16.43	0.12	(0.48)	(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)	(5.49)	—	—	—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)	(37.57)	—	—	—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)	20.09	19.43	(0.98)	—	(0.98)	$59.49	47.41%		2.76%	2.76%	(1.10)%	$5,290	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2007	$30.58	1.01	(9.26)	(8.25)	(0.45)	—	(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.37	0.21 (g)	0.58	—	—	—	$30.58	1.93	%(d)	1.50%	1.50%	3.96%	$24,629	—	(d)
Service Class
Year Ended July 31, 2007	$30.46	0.78	(9.24)	(8.46)	—	—	—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.27	0.19 (g)	0.46	—	—	—	$30.46	1.53	%(d)	2.50%	2.50%	2.96%	$47	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2007	$31.85	0.80	(18.17)	(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.43	1.42 (e)	1.85	—	—	$31.85	6.17	%(f)	1.50%	1.50%	4.15%	$36,733	—	(f)
Service Class
Year Ended July 31, 2007	$31.74	0.59	(18.13)	(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.32	1.42 (e)	1.74	—	—	$31.74	5.80	%(f)	2.50%	2.50%	3.15%	$1,938	—	(f)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2007	$34.95	0.92	(8.22)	(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.33	4.62	4.95	—	—	$34.95	16.50	%(f)	2.60%	1.95%	2.83%	$4,865	—	(f)
Service Class
Year Ended July 31, 2007	$34.84	0.61	(8.19)	(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.21	4.63	4.84	—	—	$34.84	16.13	%(f)	3.60%	2.95%	1.83%	$336	—	(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	—	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22 (d)	3.67	—	—	—	$42.01	9.57	%(e)	2.10%	1.58%	1.95%	$5,853	879	%(e)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
Service Class
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	—	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29 (d)	3.51	—	—	—	$42.67	8.96	%(e)	3.10%	2.58%	0.95%	$1,834	879	%(e)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	—	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86 (d)	1.31	—	—	—	$39.89	3.40	%(e)	1.49%	1.49%	1.81%	$13,351	282	%(e)
Year Ended December 31, 2005	$38.01	0.29	0.32 (d)	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
Service Class
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	—	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86 (d)	1.06	—	—	—	$38.84	2.81	%(e)	2.49%	2.49%	0.81%	$1,870	282	%(e)
Year Ended December 31, 2005	$37.52	(0.08)	0.34 (d)	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)	4.80	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Service Class
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23 (e)	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(f)	$30.00	0.18	3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Service Class
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24 (e)	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.11)	3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$28.91	0.14		4.88		5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05		(2.14)		(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)		(2.74)		(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)		4.14		3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Year Ended July 31, 2007	$28.26	(0.19	)(f)	4.79		4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)		(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)		(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)		4.14		3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$28.93	0.47		(0.73	)(f)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25		1.42		1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35		0.88		1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06		3.32		3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05		6.84		6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03		(5.28)		(5.25)	(0.01)	—	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Service Class
Year Ended July 31, 2007	$27.40	0.17		(0.72	)(f)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34		1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82		0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19		3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)		6.68		6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)		(5.11)		(5.32)	—	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$14.99	0.16		0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05		(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02		1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)		0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)		2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)		(6.01)	(6.08)	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Service Class
Year Ended July 31, 2007	$14.16	—	(e)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)		2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)		(5.92)	(6.12)	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$35.96	0.34		12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16		(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06		0.62 (f)	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.12)		5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Year Ended July 31, 2007	$35.04	(0.09	)(f)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55 (f)	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.41)		5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$68.43	(0.12)		24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02		(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)		8.00 (e)	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)		19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)		35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)		(37.02)	(37.48)	—	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Service Class
Year Ended July 31, 2007	$63.75	(0.94)		22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55		(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)		7.51 (e)	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)		18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)		34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)		(35.67)	(36.47)	—	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$18.87	0.04		3.75 (e)	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02		(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04		1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)		7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)		4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)		(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Service Class
Year Ended July 31, 2007	$17.61	(0.14	)(e)	3.47 (e)	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)		(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)		1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)		7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)		4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)		(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$40.72	0.39	10.92		11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81		7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14	10.19		10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	— (e)	7.20		7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88		3.86	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)		(4.10)	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Service Class
Year Ended July 31, 2007	$38.34	— (e)	10.20		10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36		7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)	9.73		9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)	6.93		6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75		3.61	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)		(4.13)	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$29.65	0.04 (f)	9.27		9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)	(0.34	)(f)	(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Year Ended July 31, 2007	$29.61	(0.26)	9.17		8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.06)	(0.33	)(f)	(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)	(1.84)	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)	(5.77)	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Service Class
Year Ended July 31, 2007	$9.48	0.09	— (e)	0.09	(0.08)	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90	0.74	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)	(5.75)	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—	(d)
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.06)	(7.17)	(7.23)	—	—	$22.77	(24.10	)%(d)	2.56%	1.93%	(0.51)%	$22,686	—	(d)
Service Class
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—	(d)
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18)	(7.15)	(7.33)	—	—	$22.67	(24.43	)%(d)	3.25%	2.94%	(1.44)%	$1,790	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$46.71	1.08		(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17		7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23		2.61 (e)	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66		10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62		8.15	8.77	(1.40)	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90		(2.22)	(1.32)	(1.87)	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Service Class
Year Ended July 31, 2007	$47.41	0.52		(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91		7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)		2.69 (e)	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36		10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40		8.35	8.75	(1.20)	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)		(1.44)	(1.47)	(0.88)	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$15.63	0.07		4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03		(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)		2.15 (e)	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)		(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)		17.37	17.06	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)		(26.98)	(27.25)	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Service Class
Year Ended July 31, 2007	$14.68	(0.11	)(e)	4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)		2.05 (e)	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)		16.84	16.32	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)		(26.38)	(26.95)	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$22.79	0.05		8.92	8.97	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	—	(d)	(3.79)	(3.79)	—	—	$22.79	(14.26	)%(e)	1.66%	1.58%	— (f)	$6,105	170	%(e)
Year Ended December 31, 2005	$26.62	(0.12)		0.15 (g)	0.03	(0.07)	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18		(0.81)	(0.63)	(0.11)	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)		11.68	11.39	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)		(20.94)	(21.22)	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Service Class
Year Ended July 31, 2007	$21.85	(0.23	)(g)	8.53	8.30	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)		(3.64)	(3.79)	—	—	$21.85	(14.78	)%(e)	2.66%	2.58%	(1.00)%	$523	170	%(e)
Year Ended December 31, 2005	$25.88	(0.36)		0.12 (g)	(0.24)	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)		(0.80)	(0.86)	(0.11)	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)		11.56	11.05	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)		(20.63)	(21.13)	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$22.50	0.64		8.49	9.13	(0.21)	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38		4.15	4.53	—	—	$22.50	25.14	%(e)	1.63%	1.58%	3.08%	$8,695	593	%(e)
Year Ended December 31, 2005	$20.84	0.38		(2.66)	(2.28)	(0.59)	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22		3.71	3.93	(0.13)	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45		(0.39)	0.06	(0.15)	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)		(20.35)	(20.46)	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Service Class
Year Ended July 31, 2007	$21.43	0.39		8.01	8.40	(0.11)	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26		3.96	4.22	—	—	$21.43	24.52	%(e)	2.63%	2.58%	2.08%	$1,945	593	%(e)
Year Ended December 31, 2005	$20.07	0.20		(2.59)	(2.39)	(0.47)	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04		3.58	3.62	(0.13)	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30		(0.36)	(0.06)	(0.11)	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)		(20.08)	(20.34)	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than 0.005%.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2007	$22.21	0.55		3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21		2.14	2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35		2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19		3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12		2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24		(6.19)	(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Service Class
Year Ended July 31, 2007	$21.18	0.31		3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09		2.04	2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16		2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05		3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01		2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	—	(e)	(5.99)	(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2007	$24.38	0.83		(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55		(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—	(d)
September 12, 2005 through December 31, 2005(f)	$30.00	0.19		0.63 (g)	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—	(d)
Service Class
Year Ended July 31, 2007	$24.25	0.60		(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39		(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—	(d)
September 12, 2005 through December 31, 2005(f)	$30.00	0.10		0.62 (g)	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.52	(2.42)	(1.90)	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—	(e)
Service Class
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.36	(2.43)	(2.07)	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—	(e)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—	(e)
September 12, 2005 through December 31, 2005(d)	$30.00	0.23	(0.06)	0.17	(0.15)	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—	(e)
Service Class
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—	(e)
September 12, 2005 through December 31, 2005(d)	$30.00	0.13	(0.05)	0.08	(0.05)	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2007	$29.45	1.14	0.76		1.90	(1.13)	—	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)		(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(d)	1.21%	1.19%	3.69%	$60,862	924	%(d)
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	0.09	5.00		5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(d)	2.12%	1.69%	0.40%	$8,891	836	%(d)
Service Class
Year Ended July 31, 2007	$29.34	0.83	0.74		1.57	(0.82)	—	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)		(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(d)	2.21%	2.19%	2.69%	$8,963	924	%(d)
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(e)	$30.00	(0.14)	4.99		4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(d)	2.92%	2.69%	(0.61)%	$9,215	836	%(d)
Class A
March 22, 2007 through July 31, 2007(e)	$30.95	0.38	(0.73	)(f)	(0.35)	(0.38)	—	—	(0.38)	$30.22	(1.13	)%(d)	1.52%	1.52%	3.53%	$45	1,124	%(d)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2007	$31.58	1.14	(0.85)		0.29	(0.23)	—	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28		1.85	—	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—	(d)
January 10, 2005 through December 31, 2005(e)	$30.00	0.43	(0.38	)(f)	0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—	(d)
Service Class
Year Ended July 31, 2007	$31.45	0.83	(0.86)		(0.03)	(0.12)	—	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29		1.68	—	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—	(d)
January 10, 2005 through December 31, 2005(e)	$30.00	0.14	(0.37	)(f)	(0.23)	—	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—	(d)
Class A
March 22, 2007 through July 31, 2007(e)	$31.00	0.35	0.29	(f)	0.64	—	—	—	—	$31.64	2.06	%(d)	2.10%	2.10%	3.10%	$1	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2007	$21.92	0.78	(0.92)		(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40		2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—	(d)
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.09)	(5.35)		(5.44)	—	—	—	$24.56	(18.13	)%(d)	1.94%	1.94%	(0.54)%	$9,220	—	(d)
Service Class
Year Ended July 31, 2007	$21.37	0.58	(0.92)		(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34		2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—	(d)
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.27)	(5.23)		(5.50)	—	—	—	$24.50	(18.33	)%(d)	2.94%	2.94%	(1.56)%	$1,956	—	(d)
Class A
March 22, 2007 through July 31, 2007(e)	$19.79	0.25	0.36	(f)	0.61	—	—	—	$20.40	3.08	%(d)	1.78%	1.78%	3.42%	$1	—	(d)
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2007	$31.47	1.17	(1.24	)(f)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)		(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.57	2.62		3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—	(d)
Service Class
Year Ended July 31, 2007	$31.28	0.86	(1.22	)(f)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)		(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61		2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—	(d)
Service Class
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

July 31, 2007

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

For the ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of July 31, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of July 31, 2007, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of July 31, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. ProFunds only enter into swap agreements with large, established, and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. In general, the ProFunds may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty.

In addition, swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular Fund. In the event of a default by the counterparty, the ProFunds will seek to liquidate the collateral underlying the swap agreement and may incur certain costs exercising their rights with respect to the collateral.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 57 active ProFunds included in this report, the Advisor serves as the investment advisor for each of the additional 45 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the ProFunds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the period of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding OTC ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The OTC ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for additional services provided, including support of the ProFunds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Under a Distribution and Service Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the year ended July 31, 2007, the Advisor, as an Authorized Firm, was reimbursed $1,352,726 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $65,000 ($130,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended July 31, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2006 through November 30, 2007			For the Period January 1, 2006 through December 31, 2006
	Investor Class	Service Class	Class A	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
OTC ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Large-Cap Growth ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Mid-Cap Value ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Mid-Cap Growth ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Small-Cap Value ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Small-Cap Growth ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Bear ProFund	1.48%	2.48%	N/A	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Short OTC ProFund	1.48%	2.48%	N/A	1.95%	2.95%
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.55%	2.55%	N/A	1.58%	2.58%
UltraShort Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraShort Dow 30 ProFund	1.95%	2.95%	N/A	1.58%	2.58%
UltraShort OTC ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%
UltraShort Japan ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Banks UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Basic Materials UltraSector ProFund	1.95%	2.95%	N/A	1.58%	2.58%
Biotechnology UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Consumer Goods UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Consumer Services UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Financials UltraSector ProFund	1.95%	2.95%	N/A	1.58%	2.58%
Health Care UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Industrials UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Internet UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Real Estate UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

	For the Period December 1, 2006 through November 30, 2007			For the Period January 1, 2006 through December 31, 2006
	Investor Class	Service Class	Class A	Investor Class	Service Class
Semiconductor UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%
Technology UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Telecommunications UltraSector ProFund	1.55%	2.55%	N/A	1.58%	2.58%
Utilities UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%
Short Oil & Gas ProFund	1.95%	2.95%	N/A	1.95%	2.95%
Short Precious Metals ProFund	1.55%	2.55%	N/A	1.95%	2.95%
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%	1.58%	2.58%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.55%	2.55%	N/A	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%	N/A	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reimbursed by the Advisor.” As of July 31, 2007, the recoupments that may potentially be made to the Advisor are as follows:

	Expires 12/31/07	Expires 12/31/08	Expires 12/31/09	Expires 11/30/10	Total
Small-Cap Value ProFund .	$—	$—	$—	$42,546	$42,546
Small-Cap Growth ProFund .	—	—	—	16,765	16,765
Bear ProFund	—	—	—	31,639	31,639
Short OTC ProFund	—	—	—	15,450	15,450
UltraShort Mid-Cap ProFund	—	5,959	2,226	20,113	28,298
UltraShort Dow 30 ProFund	5,287	—	—	—	5,287
UltraShort Japan ProFund	—	—	11,527	—	11,527
Banks UltraSector ProFund	—	29,580	18,806	28,052	76,438
Biotechnology UltraSector ProFund	—	—	—	291	291
Consumer Goods UltraSector ProFund	22,830	38,102	20,511	38,260	119,703
Consumer Services UltraSector ProFund	37,439	47,195	23,838	45,042	153,514
Financials UltraSector ProFund	—	14,841	—	—	14,841
Health Care UltraSector ProFund	1,924	—	15,785	13,263	30,972
Industrials UltraSector ProFund	—	50,970	24,286	49,972	125,228
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	4,427	—	4,427
Pharmaceuticals UltraSector ProFund	—	—	11,859	8,879	20,738
Real Estate UltraSector ProFund	—	—	1,162	—	1,162
Semiconductor UltraSector ProFund	—	—	—	13,084	13,084
Technology UltraSector ProFund	—	10,526	7,297	29,294	47,117
Telecommunications UltraSector ProFund	—	29,278	3,663	—	32,941
Short Oil & Gas ProFund	—	—	—	9,852	9,852
Rising U.S. Dollar ProFund	—	—	—	46,196	46,196

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2007 were as follows:

	Purchases	Sales
Bull ProFund	$180,555,378	$229,484,590
Mid-Cap ProFund	77,493,738	77,761,462
Small-Cap ProFund	48,799,576	52,681,621
OTC ProFund	311,637,937	254,961,603
Large-Cap Value ProFund	381,061,105	562,748,133
Large-Cap Growth ProFund	295,021,325	201,037,831
Mid-Cap Value ProFund	256,617,356	276,042,346
Mid-Cap Growth ProFund	362,955,973	349,292,984
Small-Cap Value ProFund	168,554,734	179,269,087
Small-Cap Growth ProFund	166,718,376	168,244,930
Europe 30 ProFund	369,603,099	368,736,003
UltraBull ProFund	606,088,142	632,661,966
UltraMid-Cap ProFund	291,803,001	298,764,783
UltraSmall-Cap ProFund	269,907,042	313,218,157
UltraDow 30 ProFund	193,205,692	182,954,618
UltraOTC ProFund	393,742,784	503,396,612
Banks UltraSector ProFund	33,443,268	36,648,906
Basic Materials UltraSector ProFund	156,173,197	130,581,922
Biotechnology UltraSector ProFund	77,383,231	79,386,871
Consumer Goods UltraSector ProFund	45,346,898	45,974,357
Consumer Services UltraSector ProFund	35,453,532	36,050,273
Financials UltraSector ProFund	73,410,141	74,906,454
Health Care UltraSector ProFund	65,453,018	70,658,132
Industrials UltraSector ProFund	72,464,009	57,659,595
Internet UltraSector ProFund	86,138,776	87,867,977
Mobile Telecommunications UltraSector ProFund	96,436,256	93,296,159
Oil & Gas UltraSector ProFund	322,725,194	316,698,846
Oil Equipment, Services & Distribution UltraSector ProFund	162,149,124	127,306,247
Pharmaceuticals UltraSector ProFund	104,171,397	120,578,803
Real Estate UltraSector ProFund	253,531,283	297,171,238
Semiconductor UltraSector ProFund	94,739,797	88,591,865
Technology UltraSector ProFund	83,131,667	75,040,137
Telecommunications UltraSector ProFund	176,974,735	155,120,125
Utilities UltraSector ProFund	180,835,521	222,044,786

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2007 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$518,489,962	$511,593,273

5.	Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund and UltraShort Japan ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$2,059,887	$1,992,681	$16,069,051	$5,754,932	$—	$—	$25,876,551
Europe 30 ProFund	—	—	1,109,276	367,681	150,951	—	186,926	—	1,814,834
UltraBull ProFund	—	—	17,148,880	40,128,771	—	—	—	—	57,277,651
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	26,502,881	46,825,810	1,499,402,544
UltraJapan ProFund	—	—	—	—	—	—	—	29,811,994	29,811,994
Bear ProFund	—	—	—	—	17,600,174	5,859,240	2,519,310	7,208,444	33,187,168
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	20,852,796	35,057,746	167,276,454
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	21,312,254	40,417,926	338,293,281
October 31 tax year end ProFunds
Large-Cap Value ProFund	—	—	—	—	656,164	—	—	—	656,164
Small-Cap Value ProFund	—	—	—	—	—	—	—	822,574	822,574
UltraMid-Cap ProFund	—	—	—	8,865,328	4,387,266	2,891,942	—	—	16,144,536
UltraEmerging Markets ProFund	—	—	—	—	—	—	—	233,931	233,931
Short Small-Cap ProFund	—	—	—	—	23,029,868	13,609,742	5,119,102	12,406,054	54,164,766
Short OTC ProFund	—	—	—	202,576	12,957,772	11,685,825	2,037,409	2,959,743	29,843,325
UltraShort Mid-Cap ProFund	—	—	—	—	—	2,198,641	2,995,645	3,423,001	8,617,287
UltraShort Small-Cap ProFund	—	—	—	—	—	27,408,893	27,792,042	80,499,872	135,700,807
UltraShort Dow 30 ProFund	—	—	—	—	—	324,693	1,295,907	5,477,878	7,098,478
UltraShort International ProFund	—	—	—	—	—	—	—	16,423,264	16,423,264
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	—	17,046,827	17,046,827
UltraShort Japan ProFund	—	—	—	—	—	—	—	963,716	963,716
Banks UltraSector ProFund	—	—	—	—	—	140,374	—	—	140,374
Basic Materials UltraSector ProFund	—	—	43,782	3,176,290	201,408	239,714	3,325,467	456,160	7,442,821
Biotechnology UltraSector ProFund	—	—	3,994,061	5,470,800	663,988	1,378,292	—	2,533,950	14,041,091
Consumer Goods UltraSector ProFund	—	—	—	—	—	30,815	—	—	30,815
Financials UltraSector ProFund	—	—	3,365,405	404,797	868,632	1,141,098	246,857	—	6,026,789
Health Care UltraSector ProFund	—	—	—	5,176,897	577,068	938,752	—	—	6,692,717
Industrials UltraSector ProFund	—	—	—	—	—	3,358,655	—	—	3,358,655
Internet UltraSector ProFund	—	—	—	1,881,473	—	6,572,961	—	144,969	8,599,403
Mobile Telecommunications UltraSector ProFund	—	—	—	—	—	—	—	273,931	273,931
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	—	—	889,733	889,733
Pharmaceuticals UltraSector ProFund	—	—	—	650,749	2,203,059	1,307,698	481,679	—	4,643,185
Precious Metals UltraSector ProFund	—	—	—	—	—	—	—	8,271,162	8,271,162
Real Estate UltraSector ProFund	—	—	—	—	—	3,933,165	—	—	3,933,165

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Total
Semiconductor UltraSector ProFund	$—	$—	$1,714,066	$3,163,744	$—	$12,540,443	$3,424,745	$8,625,195	$29,468,193
Technology UltraSector ProFund	—	—	4,614,661	3,453,943	—	1,316,092	—	503,224	9,887,920
Telecommunications UltraSector ProFund	—	—	—	113,857	1,612,185	—	—	—	1,726,042
Short Oil & Gas ProFund	—	—	—	—	—	—	—	4,913,506	4,913,506
Short Real Estate ProFund	—	—	—	—	—	—	588,969	24,920,201	25,509,170
U.S. Government Plus ProFund	—	—	—	—	—	—	—	468,227	468,227
Rising Rates Opportunity ProFund	—	—	—	—	—	33,930,240	71,359,904	—	105,290,144
Rising U.S. Dollar ProFund	—	—	—	—	—	—	—	1,787,323	1,787,323
Falling U.S. Dollar ProFund	—	—	—	—	—	—	1,459,798	294,799	1,754,597

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2007:

Post-October Losses
December 31, 2006
UltraOTC ProFund	$31,427,163
Bear ProFund	861,435
UltraBear ProFund	6,102,084
UltraShort OTC ProFund	5,176,629

The tax character of dividends paid to shareholders during the applicable tax year ended in 2006, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2006
Bull ProFund	$445,110	$—	$445,110	$—	$445,110
Europe 30 ProFund	758	—	758	—	758
UltraBull ProFund	139,985	—	139,985	—	139,985
UltraJapan ProFund	21,474,387	50,728,431	72,202,818	—	72,202,818
Bear ProFund	1,447,279	—	1,447,279	810	1,448,089
UltraBear ProFund	4,602,929	—	4,602,929	10,398	4,613,327
UltraShort OTC ProFund	6,714,816	—	6,714,816	—	6,714,816

October 31, 2006
Mid-Cap ProFund	202,981	771,219	974,200	—	974,200
OTC ProFund	189,487	—	189,487	—	189,487
Large-Cap Value ProFund	156,944	—	156,944	—	156,944
Mid-Cap Value ProFund	1,282,767	237,651	1,520,418	—	1,520,418
UltraMid-Cap ProFund	15,371	—	15,371	—	15,371
UltraSmall-Cap ProFund	880,880	—	880,880	—	880,880
UltraDow 30 ProFund	262,859	—	262,859	—	262,859
Short Small-Cap ProFund	507,677	—	507,677	—	507,677
Short OTC ProFund	366,726	—	366,726	—	366,726
UltraShort Mid-Cap ProFund	167,229	—	167,229	—	167,229
UltraShort Small-Cap ProFund	2,451,249	—	2,451,249	—	2,451,249
UltraShort Dow 30 ProFund	231,273	—	231,273	—	231,273
Banks UltraSector ProFund	57,314	—	57,314	—	57,314
Basic Materials UltraSector ProFund	50,078	—	50,078	—	50,078
Consumer Goods UltraSector ProFund	20,773	—	20,773	—	20,773
Financials UltraSector ProFund	121,380	—	121,380	—	121,380
Industrials UltraSector ProFund	1,021	—	1,021	—	1,021
Mobile Telecommunications UltraSector ProFund	339,541	107,197	446,738	—	446,738
Pharmaceuticals UltraSector ProFund	102,808	—	102,808	—	102,808
Real Estate UltraSector ProFund	657,872	—	657,872	—	657,872
Technology UltraSector ProFund	50,743	—	50,743	—	50,743
Telecommunications UltraSector ProFund	97,406	—	97,406	—	97,406
Short Oil & Gas ProFund	496,364	—	496,364	—	496,364

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Short Real Estate ProFund	$265,594	$—	$265,594	$—	$265,594
U.S. Government Plus ProFund	2,410,531	—	2,410,531	—	2,410,531
Rising Rates Opportunity 10 ProFund	128,366	—	128,366	—	128,366
Rising Rates Opportunity ProFund	8,049,416	—	8,049,416	—	8,049,416
Rising U.S. Dollar ProFund	795,791	31,112	826,903	—	826,903
Falling U.S. Dollar ProFund	231,006	—	231,006	—	231,006

The tax character of dividends paid to shareholders during the applicable tax year ended in 2005, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2005
Bull ProFund	$336,264	$—	$336,264	$—	$336,264
Europe 30 ProFund	37,142	—	37,142	—	37,142
UltraBull ProFund	378,511	—	378,511	—	378,511
Bear ProFund	560,268	—	560,268	20,207	580,475
UltraBear ProFund	2,014,007	—	2,014,007	34,179	2,048,186
UltraShort OTC ProFund	3,350,593	—	3,350,593	594,485	3,945,078

October 31, 2005
Small-Cap ProFund	1,170,701	268,425	1,439,126	—	1,439,126
Large-Cap Value ProFund	55,256	—	55,256	—	55,256
Small-Cap Value ProFund	501,168	201,499	702,667	—	702,667
UltraDow 30 ProFund	61,879	—	61,879	—	61,879
Banks UltraSector ProFund	67,636	—	67,636	—	67,636
Consumer Goods UltraSector ProFund	21,733	—	21,733	—	21,733
Financials UltraSector ProFund	5,823	—	5,823	—	5,823
Oil & Gas UltraSector ProFund	1,132,443	4,434	1,136,877	—	1,136,877
Real Estate UltraSector ProFund	390,461	—	390,461	—	390,461
Technology UltraSector ProFund	60,017	—	60,017	—	60,017
Telecommunications UltraSector ProFund	62,836	—	62,836	—	62,836
Utilities UltraSector ProFund	137,668	—	137,668	—	137,668
U.S. Government Plus ProFund	2,914,897	—	2,914,897	—	2,914,897

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2006
Bull ProFund	$—	$—	$—	$(25,876,551)	$8,952,617	$(16,923,934)
Europe 30 ProFund	641,273	—	—	(1,814,834)	2,120,907	947,346
UltraBull ProFund	1,333,523	—	—	(57,277,651)	1,963,208	(53,980,920)
UltraOTC ProFund	—	—	—	(1,530,829,707)	(110,512,459)	(1,641,342,166)
UltraJapan ProFund	47,614	—	—	(29,811,994)	(18,686)	(29,783,066)
Bear ProFund	—	—	—	(34,048,603)	98,196	(33,950,407)
UltraBear ProFund	—	—	—	(173,378,538)	251,947	(173,126,591)
UltraShort OTC ProFund	45,759	—	—	(343,469,910)	632,695	(342,791,456)

October 31, 2006
Mid-Cap ProFund	—	—	—	—	1,644,872	1,644,872
Small-Cap ProFund	189,850	106,955	—	—	1,208,200	1,505,005
OTC ProFund	—	786,513	—	—	2,278,163	3,064,677
Large-Cap Value ProFund	593,874	—	—	(656,164)	14,153,007	14,090,717
Large-Cap Growth ProFund	593,556	238,399	—	—	1,664,159	2,496,114
Mid-Cap Value ProFund	129,731	205,351	—	—	2,191,008	2,526,090

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Mid-Cap Growth ProFund	$—	$—	$—	$—	$1,770,928	$1,770,928
Small-Cap Value ProFund	—	—	—	(822,574)	1,136,872	314,298
Small-Cap Growth ProFund	—	—	—	—	3,090,845	3,090,845
UltraMid-Cap ProFund	624,391	—	—	(16,144,536)	7,460,991	(8,059,154)
UltraSmall-Cap ProFund	—	—	—	—	8,939,315	8,939,315
UltraDow 30 ProFund	41,701	160,137	—	—	3,280,244	3,482,082
UltraInternational ProFund	651,344	—	—	—	(31,629)	619,715
UltraEmerging Markets ProFund	988,285	—	—	(233,931)	413,749	1,168,103
Short Small-Cap ProFund	1,185,532	—	—	(54,164,766)	(28,373)	(53,007,607)
Short OTC ProFund	1,360,322	—	—	(29,843,325)	(156,573)	(28,639,576)
UltraShort Mid-Cap ProFund	641,013	—	—	(8,617,287)	68,621	(7,907,653)
UltraShort Small-Cap ProFund	6,118,122	—	—	(135,700,807)	(359,641)	(129,942,326)
UltraShort Dow 30 ProFund	569,862	—	—	(7,098,478)	20,748	(6,507,868)
UltraShort International ProFund	1,173,744	—	—	(16,423,264)	97,758	(15,151,762)
UltraShort Emerging Markets ProFund	883,099	—	—	(17,046,827)	(270,918)	(16,434,646)
UltraShort Japan ProFund	146,599	—	—	(963,716)	12,006	(805,111)
Banks UltraSector ProFund	131,986	—	—	(140,374)	459,824	451,436
Basic Materials UltraSector ProFund	529,417	—	—	(7,442,821)	1,567,341	(5,346,063)
Biotechnology UltraSector ProFund	—	—	—	(14,041,091)	5,034,250	(9,006,841)
Consumer Goods UltraSector ProFund	43,319	—	—	(30,815)	199,507	212,011
Consumer Services UltraSector ProFund	223,187	2,325	—	—	133,836	359,348
Financials UltraSector ProFund	376,932	—	—	(6,026,789)	1,352,161	(4,297,696)
Health Care UltraSector ProFund	60,380	—	—	(6,692,717)	904,536	(5,727,801)
Industrials UltraSector ProFund	18,231	—	—	(3,358,655)	115,134	(3,225,290)
Internet UltraSector ProFund	341,247	—	—	(8,599,403)	6,176,923	(2,081,233)
Mobile Telecommunications UltraSector ProFund	3,341	—	—	(273,931)	149,584	(121,006)
Oil & Gas UltraSector ProFund	—	—	—	—	28,395,614	28,395,614
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	—	(889,733)	(259,364)	(1,114,693)
Pharmaceuticals UltraSector ProFund	385,844	—	—	(4,643,185)	316,583	(3,940,758)
Precious Metals UltraSector ProFund	6,331,632	—	—	(8,271,162)	10,764,178	8,824,648
Real Estate UltraSector ProFund	417,654	—	—	(3,933,165)	8,694,736	5,179,225
Semiconductor UltraSector ProFund	6,668	—	—	(29,468,193)	(1,292,816)	(30,754,341)
Technology UltraSector ProFund	—	—	—	(9,887,920)	768,102	(9,119,818)
Telecommunications UltraSector ProFund	411,526	—	—	(1,726,042)	1,630,052	315,536
Utilities UltraSector ProFund	2,257,152	559,075	—	—	5,689,009	8,505,236
Short Oil & Gas ProFund	637,309	—	—	(4,913,506)	(214,108)	(4,490,305)
Short Precious Metals ProFund	—	—	—	—	(1,551,782)	(1,551,782)
Short Real Estate ProFund	2,389,286	—	—	(25,509,170)	(1,272,945)	(24,392,829)
U.S. Government Plus ProFund	610	—	(108,951)	(468,227)	2,193,545	1,616,978
Rising Rates Opportunity 10 ProFund	183,629	—	—	—	(668,105)	(484,476)
Rising Rates Opportunity ProFund	12,229,265	—	—	(105,290,144)	(12,528,498)	(105,589,376)
Rising U.S. Dollar ProFund	715,791	—	—	(1,787,323)	254,676	(816,856)
Falling U.S. Dollar ProFund	1,923,608	—	—	(1,754,597)	—	169,011

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At July 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$29,287,543	$7,441,840	$(62,986)	$7,378,854
Mid-Cap ProFund	6,644,813	2,221,624	(145,742)	2,075,882
Small-Cap ProFund	17,175,153	1,444,358	(718,898)	725,460
OTC ProFund	82,008,630	6,116,388	(1,901,500)	4,214,888
Large-Cap Value ProFund	14,612,177	4,893,584	(74,031)	4,819,553
Large-Cap Growth ProFund	111,018,071	2,805,297	(5,071,555)	(2,266,258)
Mid-Cap Value ProFund	9,243,607	1,435,995	(114,104)	1,321,891
Mid-Cap Growth ProFund	24,421,617	1,749,029	(488,047)	1,260,982
Small-Cap Value ProFund	5,509,928	712,637	(90,978)	621,659
Small-Cap Growth ProFund	11,095,845	2,021,336	(167,802)	1,853,534
Europe 30 ProFund	18,745,681	2,591,055	(108,086)	2,482,969
UltraBull ProFund	151,298,695	5,955,503	(822,040)	5,133,463
UltraMid-Cap ProFund	95,395,411	13,449,617	(1,527,339)	11,922,278
UltraSmall-Cap ProFund	125,971,855	11,650,801	(6,215,397)	5,435,404
UltraDow 30 ProFund	39,599,118	6,442,355	(198,796)	6,243,559
UltraOTC ProFund	304,296,524	—	(53,083,152)	(53,083,152)
UltraInternational ProFund	43,247,000	—	—	—
UltraEmerging Markets ProFund	264,400,000	—	—	—
UltraJapan ProFund	104,651,750	—	(36,680)	(36,680)
Bear ProFund	42,795,825	—	(2,362)	(2,362)
Short Small-Cap ProFund	27,733,530	—	(945)	(945)
Short OTC ProFund	18,138,900	—	(1,880)	(1,880)
UltraBear ProFund	104,324,600	—	(8,400)	(8,400)
UltraShort Mid-Cap ProFund	21,493,680	—	(420)	(420)
UltraShort Small-Cap ProFund	252,457,100	—	(6,600)	(6,600)
UltraShort Dow 30 ProFund	18,913,015	—	(3,481)	(3,481)
UltraShort OTC ProFund	117,619,362	—	(4,267)	(4,267)
UltraShort International ProFund	23,171,000	—	—	—
UltraShort Emerging Markets ProFund	79,192,000	—	—	—
UltraShort Japan ProFund	7,635,550	—	(7,336)	(7,336)
Banks UltraSector ProFund	3,708,258	128,269	(12,579)	115,690
Basic Materials UltraSector ProFund	54,373,847	3,763,325	(763,083)	3,000,242
Biotechnology UltraSector ProFund	22,353,337	2,093,478	(253,941)	1,839,537
Consumer Goods UltraSector ProFund	2,321,118	176,432	(15,954)	160,478
Consumer Services UltraSector ProFund	983,717	—	(21,413)	(21,413)
Financials UltraSector ProFund	6,266,931	576,347	(39,949)	536,398
Health Care UltraSector ProFund	12,748,391	1,068,076	(70,912)	997,164
Industrials UltraSector ProFund	23,143,086	479,665	(269,991)	209,674
Internet UltraSector ProFund	15,742,808	5,481,348	(175,138)	5,306,210
Mobile Telecommunications UltraSector ProFund	16,754,166	1,043,405	(17,918)	1,025,487
Oil & Gas UltraSector ProFund	162,924,112	47,745,731	(236,056)	47,509,675
Oil Equipment, Services & Distribution UltraSector ProFund	56,403,058	3,422,898	(340,249)	3,082,649
Pharmaceuticals UltraSector ProFund	8,491,702	—	(48,856)	(48,856)
Precious Metals UltraSector ProFund	195,164,000	—	—	—
Real Estate UltraSector ProFund	29,353,896	1,997,838	(692,622)	1,305,216
Semiconductor UltraSector ProFund	27,016,664	—	(968,759)	(968,759)
Technology UltraSector ProFund	19,904,015	1,573,940	(158,513)	1,415,427
Telecommunications UltraSector ProFund	45,524,422	5,861,516	(42,201)	5,819,315
Utilities UltraSector ProFund	42,026,302	6,318,099	(113,997)	6,204,102
Short Oil & Gas ProFund	14,730,000	—	—	—

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2007

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short Precious Metals ProFund	$10,063,000	$—	$—	$—
Short Real Estate ProFund	146,277,000	—	—	—
U.S. Government Plus ProFund	84,569,749	—	(3,195,311)	(3,195,311)
Rising Rates Opportunity 10 ProFund	8,955,873	—	(340)	(340)
Rising Rates Opportunity ProFund	178,628,346	—	(6,432)	(6,432)
Rising U.S. Dollar ProFund	11,698,000	—	—	—
Falling U.S. Dollar ProFund	100,019,000	—	—	—

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the ProFunds:

We have audited the accompanying statements of assets and liabilities of the ProFunds (the Funds) (comprising the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights presented herein for each of the respective periods ended December 31, 2005 or prior were audited by another registered public accounting firm whose report dated February 27, 2006 expressed an unqualified opinion on those statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the ProFunds at July 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

September 24, 2007

Trustees and Officers

(unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004).	ProFunds (102); Access One Trust (3); ProShares Trust (52)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to present).	ProFunds (102); Access One Trust (3); ProShares Trust (52)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).	ProFunds (102); Access One Trust (3); ProShares Trust (52)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Trustees and Officers (continued)

(unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Calvert Group, Ltd.; Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Assistant Secretary	Indefinite; April 2006 to present	Assistant Vice President, ProFund Advisors LLC (December 2002 to present); Not employed, November 2002; Vice President, FBR National Bank & Trust (May 2000 to October 2002); Vice President and Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc. (October 1995 to October 2002).

Patrick J. Keniston 100 Summer Street Suite 1500 Boston, MA 02110 Birth Date: 1/64	Assistant Secretary	Indefinite; December 2006 to present	Counsel, Citi Fund Services (March 2005 to present); Attorney, Citigroup Global Transaction Services (October 2001 to March 2005).

Trustees and Officers (continued)

(unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	Citi Fund Services, Vice President of Fund Administration (April 2002 to present); KPMG LLP, Senior Manager (August 1993 to March 2002).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Citi Fund Services, Vice President of Fund Administration (September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

This Page Intentionally Left Blank

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

07/07

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	2006 $409,700
2007 $558,600

(b)	2006 $6,000
2007 $15,000

The fees for 2006 relate to the review of post-effective registration statements. The fees for 2007 relate to the review of the semi-annual report to shareholders.

(c)	2006 $233,700
2007 $245,400

Fees for 2006 and 2007 relate to the preparation of the registrant’s tax returns.

(d)	2006 $0
2007 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	2006 0%
2007 0%

(f) Not applicable.

(g)	2006 $239,700
2007 $260,400

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (81.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,703	$151,431
Abbott Laboratories (Pharmaceuticals)	3,640	184,512
Abercrombie & Fitch Co. - Class A (Retail)	208	14,539
ACE, Ltd.ADR (Insurance)	767	44,271
Adobe Systems, Inc.* (Software)	1,391	56,043
Advanced Micro Devices, Inc.* (Semiconductors)	1,300	17,602
Aetna, Inc. (Healthcare - Services)	1,222	58,742
Affiliated Computer Services, Inc. - Class A* (Computers)	234	12,556
AFLAC, Inc. (Insurance)	1,157	60,303
Agilent Technologies, Inc.* (Electronics)	936	35,708
Air Products & Chemicals, Inc. (Chemicals)	507	43,790
Akamai Technologies, Inc.* (Internet)	390	13,244
Alcoa, Inc. (Mining)	2,054	78,463
Allegheny Energy, Inc.* (Electric)	390	20,370
Allegheny Technologies, Inc. (Iron/Steel)	247	25,918
Allergan, Inc. (Pharmaceuticals)	728	42,319
Allied Waste Industries, Inc.* (Environmental Control)	598	7,696
Allstate Corp. (Insurance)	1,430	76,005
Alltel Corp. (Telecommunications)	819	54,013
Altera Corp. (Semiconductors)	832	19,302
Altria Group, Inc. (Agriculture)	4,966	330,090
Amazon.com, Inc.* (Internet)	728	57,177
Ambac Financial Group, Inc. (Insurance)	247	16,586
Ameren Corp. (Electric)	481	23,078
American Capital Strategies, Ltd. (Investment Companies)	403	15,302
American Electric Power, Inc. (Electric)	936	40,707
American Express Co. (Diversified Financial Services)	2,808	164,380
American International Group, Inc. (Insurance)	6,123	392,974
American Standard Cos. (Building Materials)	416	22,485
Ameriprise Financial, Inc. (Diversified Financial Services)	559	33,691
AmerisourceBergen Corp. (Pharmaceuticals)	455	21,435
Amgen, Inc.* (Biotechnology)	2,743	147,409
Anadarko Petroleum Corp. (Oil & Gas)	1,092	54,960
Analog Devices, Inc. (Semiconductors)	767	27,190
Anheuser-Busch Cos., Inc. (Beverages)	1,794	87,493
AON Corp. (Insurance)	689	27,588
Apache Corp. (Oil & Gas)	780	62,985
Apartment Investment and Management Co. - Class A (REIT)	234	9,887
Apollo Group, Inc. - Class A* (Commercial Services)	325	19,211
Apple Computer, Inc.* (Computers)	2,041	268,922
Applera Corp. - Applied Biosystems Group (Electronics)	429	13,393

Common Stocks, continued

	Shares	Value
Applied Materials, Inc. (Semiconductors)	3,263	$71,917
Archer-Daniels-Midland Co. (Agriculture)	1,547	51,979
Archstone-Smith Trust (REIT)	520	29,853
Ashland, Inc. (Chemicals)	130	7,938
Assurant, Inc. (Insurance)	234	11,868
AT&T, Inc. (Telecommunications)	14,560	570,170
Autodesk, Inc.* (Software)	546	23,134
Automatic Data Processing, Inc. (Software)	1,300	60,346
AutoNation, Inc.* (Retail)	351	6,837
AutoZone, Inc.* (Retail)	117	14,837
Avalonbay Communities, Inc. (REIT)	182	19,651
Avaya, Inc.* (Telecommunications)	1,066	17,632
Avery Dennison Corp. (Household Products/Wares)	221	13,556
Avon Products, Inc. (Cosmetics/Personal Care)	1,040	37,450
Baker Hughes, Inc. (Oil & Gas Services)	754	59,604
Ball Corp. (Packaging & Containers)	247	12,664
Bank of America Corp. (Banks)	10,478	496,867
Bank of New York Mellon Corp. (Banks)	2,497	106,247
Bard (C.R.), Inc. (Healthcare - Products)	247	19,382
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	260	13,317
Bausch & Lomb, Inc. (Healthcare - Products)	130	8,311
Baxter International, Inc. (Healthcare - Products)	1,534	80,688
BB&T Corp. (Banks)	1,287	48,160
Bear Stearns Cos., Inc. (Diversified Financial Services)	286	34,669
Becton, Dickinson & Co. (Healthcare - Products)	572	43,678
Bed Bath & Beyond, Inc.* (Retail)	650	22,516
Bemis Co., Inc. (Packaging & Containers)	247	7,279
Best Buy Co., Inc. (Retail)	962	42,896
Big Lots, Inc.* (Retail)	260	6,724
Biogen Idec, Inc.* (Biotechnology)	806	45,571
BJ Services Co. (Oil & Gas Services)	689	18,017
Black & Decker Corp. (Hand/Machine Tools)	156	13,505
BMC Software, Inc.* (Software)	481	13,814
Boeing Co. (Aerospace/Defense)	1,859	192,276
Boston Properties, Inc. (REIT)	286	27,024
Boston Scientific Corp.* (Healthcare - Products)	2,795	36,754
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,641	131,851
Broadcom Corp. - Class A* (Semiconductors)	1,092	35,829
Brown-Forman Corp. (Beverages)	182	12,092
Brunswick Corp. (Leisure Time)	208	5,816
Burlington Northern Santa Fe Corp. (Transportation)	845	69,408
C.H. Robinson Worldwide, Inc. (Transportation)	403	19,606
CA, Inc. (Software)	975	24,453
Campbell Soup Co. (Food)	507	18,673

See notes to the financial statements.

1

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Diversified Financial Services)	975	$68,991
Cardinal Health, Inc. (Pharmaceuticals)	910	59,814
Carnival Corp.ADR (Leisure Time)	1,040	46,082
Caterpillar, Inc. (Machinery - Construction & Mining)	1,508	118,830
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	442	15,435
CBS Corp. - Class B (Media)	1,729	54,844
Celgene Corp.* (Biotechnology)	897	54,322
CenterPoint Energy, Inc. (Electric)	754	12,426
Centex Corp. (Home Builders)	286	10,671
CenturyTel, Inc. (Telecommunications)	260	11,926
Chesapeake Energy Corp. (Oil & Gas)	962	32,746
ChevronTexaco Corp. (Oil & Gas)	5,070	432,268
Chubb Corp. (Insurance)	949	47,839
Ciena Corp.* (Telecommunications)	208	7,598
CIGNA Corp. (Insurance)	676	34,909
Cincinnati Financial Corp. (Insurance)	403	15,798
Cintas Corp. (Textiles)	312	11,407
Circuit City Stores, Inc. (Retail)	325	3,868
Cisco Systems, Inc.* (Telecommunications)	14,326	414,165
CIT Group, Inc. (Diversified Financial Services)	455	18,737
Citigroup, Inc. (Diversified Financial Services)	11,674	543,658
Citizens Communications Co. (Telecommunications)	806	11,631
Citrix Systems, Inc.* (Software)	429	15,517
Clear Channel Communications, Inc. (Media)	1,170	43,173
Clorox Co. (Household Products/Wares)	364	22,007
CME Group Inc. (Diversified Financial Services)	78	43,095
CMS Energy Corp. (Electric)	533	8,613
Coach, Inc.* (Apparel)	871	39,596
Coca-Cola Co. (Beverages)	4,745	247,262
Coca-Cola Enterprises, Inc. (Beverages)	663	15,024
Cognizant Technology Solutions Corp.* (Computers)	338	27,371
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,209	79,794
Comcast Corp. - Special Class A* (Media)	7,345	192,953
Comerica, Inc. (Banks)	364	19,168
Commerce Bancorp, Inc. (Banks)	455	15,220
Compass Bancshares, Inc. (Banks)	312	21,615
Computer Sciences Corp.* (Computers)	403	22,439
Compuware Corp.* (Software)	715	6,671
ConAgra Foods, Inc. (Food)	1,170	29,660
ConocoPhillips (Oil & Gas)	3,861	312,123
CONSOL Energy, Inc. (Coal)	429	17,868
Consolidated Edison, Inc. (Electric)	637	27,824
Constellation Brands, Inc.* (Beverages)	455	9,978

Common Stocks, continued

	Shares	Value
Constellation Energy Group, Inc. (Electric)	429	$35,950
Convergys Corp.* (Commercial Services)	325	6,191
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	429	22,703
Corning, Inc.* (Telecommunications)	3,718	88,637
Costco Wholesale Corp. (Retail)	1,053	62,969
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,404	39,551
Coventry Health Care, Inc.* (Healthcare - Services)	364	20,315
Covidien, Ltd.ADR* (Healthcare - Products)	1,170	47,912
CSX Corp. (Transportation)	1,027	48,690
Cummins, Inc. (Machinery-Diversified)	247	29,319
CVS Corp. (Retail)	3,640	128,092
D.R. Horton, Inc. (Home Builders)	650	10,608
Danaher Corp. (Miscellaneous Manufacturing)	559	41,746
Darden Restaurants, Inc. (Retail)	338	14,389
Dean Foods Co. (Food)	312	8,976
Deere & Co. (Machinery-Diversified)	533	64,184
Dell, Inc.* (Computers)	5,356	149,807
Developers Diversified Realty Corp. (REIT)	299	14,352
Devon Energy Corp. (Oil & Gas)	1,053	78,564
Dillards, Inc. - Class A (Retail)	143	4,274
DIRECTV Group, Inc.* (Media)	1,820	40,786
Discover Financial Services* (Diversified Financial Services)	1,230	28,352
Dominion Resources, Inc. (Electric)	832	70,071
Dover Corp. (Miscellaneous Manufacturing)	481	24,531
Dow Jones & Co., Inc. (Media)	156	8,951
DTE Energy Co. (Electric)	416	19,294
Du Pont (Chemicals)	2,184	102,058
Duke Energy Corp. (Electric)	2,977	50,698
Dynegy, Inc. - Class A* (Electric)	949	8,456
E* TRADE Financial Corp.* (Diversified Financial Services)	1,014	18,779
Eastman Chemical Co. (Chemicals)	195	13,420
Eastman Kodak Co. (Miscellaneous Manufacturing)	676	17,069
Eaton Corp. (Miscellaneous Manufacturing)	351	34,110
eBay, Inc.* (Internet)	2,678	86,767
Ecolab, Inc. (Chemicals)	416	17,518
Edison International (Electric)	767	40,567
El Paso Corp. (Pipelines)	1,651	27,489
Electronic Arts, Inc.* (Software)	728	35,410
Electronic Data Systems Corp. (Computers)	1,196	32,280
Eli Lilly & Co. (Pharmaceuticals)	2,327	125,867
Embarq Corp. (Telecommunications)	351	21,688
EMC Corp.* (Computers)	4,953	91,680
Emerson Electric Co. (Electrical Components & Equipment)	1,872	88,115
Ensco International, Inc. (Oil & Gas)	351	21,436
Entergy Corp. (Electric)	468	46,781
EOG Resources, Inc. (Oil & Gas)	572	40,097
Equifax, Inc. (Commercial Services)	338	13,675

See notes to the financial statements.

2

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Equity Residential Properties Trust (REIT)	689	$27,429
Exelon Corp. (Electric)	1,586	111,258
Express Scripts, Inc.* (Pharmaceuticals)	650	32,585
Exxon Mobil Corp. (Oil & Gas)	13,299	1,132,144
Family Dollar Stores, Inc. (Retail)	351	10,397
Fannie Mae (Diversified Financial Services)	2,301	137,692
Federated Investors, Inc. - Class B (Diversified Financial Services)	208	7,490
FedEx Corp. (Transportation)	728	80,619
Fidelity National Information Services, Inc. (Software)	390	19,356
Fifth Third Bancorp (Banks)	1,300	47,957
First Data Corp. (Software)	1,781	56,618
First Horizon National Corp. (Banks)	299	9,484
FirstEnergy Corp. (Electric)	715	43,436
Fiserv, Inc.* (Software)	403	19,916
Fluor Corp. (Engineering & Construction)	208	24,026
Ford Motor Co.* (Auto Manufacturers)	4,433	37,725
Forest Laboratories, Inc.* (Pharmaceuticals)	754	30,311
Fortune Brands, Inc. (Household Products/Wares)	364	29,593
FPL Group, Inc. (Electric)	962	55,536
Franklin Resources, Inc. (Diversified Financial Services)	390	49,674
Freddie Mac (Diversified Financial Services)	1,560	89,341
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	884	83,078
Gannett Co., Inc. (Media)	559	27,894
General Dynamics Corp. (Aerospace/Defense)	962	75,575
General Electric Co. (Miscellaneous Manufacturing)	24,284	941,248
General Growth Properties, Inc. (REIT)	559	26,821
General Mills, Inc. (Food)	819	45,553
General Motors Corp. (Auto Manufacturers)	1,339	43,384
Genuine Parts Co. (Distribution/Wholesale)	403	19,175
Genworth Financial, Inc. - Class A (Diversified Financial Services)	988	30,154
Genzyme Corp.* (Biotechnology)	624	39,356
Gilead Sciences, Inc.* (Pharmaceuticals)	2,210	82,278
Goodrich Corp. (Aerospace/Defense)	299	18,810
Google, Inc. - Class A* (Internet)	520	265,200
H & R Block, Inc. (Commercial Services)	767	15,302
Halliburton Co. (Oil & Gas Services)	2,158	77,731
Harley-Davidson, Inc. (Leisure Time)	611	35,023
Harman International Industries, Inc. (Home Furnishings)	156	18,096
Harrah’s Entertainment, Inc. (Lodging)	442	37,433
Hartford Financial Services Group, Inc. (Insurance)	754	69,270
Hasbro, Inc. (Toys/Games/Hobbies)	377	10,564

Common Stocks, continued

	Shares	Value
Heinz (H.J.) Co. (Food)	767	$33,564
Hercules, Inc.* (Chemicals)	273	5,667
Hess Corp. (Oil & Gas)	650	39,780
Hewlett-Packard Co. (Computers)	6,188	284,834
Hilton Hotels Corp. (Lodging)	923	40,806
Home Depot, Inc. (Retail)	4,654	172,989
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,846	106,163
Hospira, Inc.* (Pharmaceuticals)	364	14,076
Host Marriott Corp. (REIT)	1,235	26,083
Hudson City Bancorp, Inc. (Savings & Loans)	1,144	13,980
Humana, Inc.* (Healthcare - Services)	403	25,828
Huntington Bancshares, Inc. (Banks)	559	10,733
IAC/InterActiveCorp* (Internet)	520	14,945
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	975	53,674
IMS Health, Inc. (Software)	468	13,165
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	715	35,979
Integrys Energy Group, Inc. (Electric)	182	9,007
Intel Corp. (Semiconductors)	13,715	323,948
International Business Machines Corp. (Computers)	3,224	356,736
International Flavors & Fragrances, Inc. (Chemicals)	182	9,120
International Game Technology (Entertainment)	780	27,550
International Paper Co. (Forest Products & Paper)	1,027	38,071
Interpublic Group of Cos., Inc.* (Advertising)	1,105	11,591
Intuit, Inc.* (Software)	806	23,084
ITT Industries, Inc. (Miscellaneous Manufacturing)	429	26,976
J.C. Penney Co., Inc. (Holding Company) (Retail)	533	36,265
J.P. Morgan Chase & Co. (Diversified Financial Services)	8,060	354,721
Jabil Circuit, Inc. (Electronics)	429	9,665
Janus Capital Group, Inc. (Diversified Financial Services)	442	13,287
JDS Uniphase Corp.* (Telecommunications)	494	7,079
Johnson & Johnson (Healthcare - Products)	6,838	413,699
Johnson Controls, Inc. (Auto Parts & Equipment)	468	52,954
Jones Apparel Group, Inc. (Apparel)	260	6,490
Juniper Networks, Inc.* (Telecommunications)	1,339	40,116
KB Home (Home Builders)	182	5,789
Kellogg Co. (Food)	585	30,309
KeyCorp (Banks)	923	32,019
KeySpan Corp. (Gas)	416	17,285
Kimberly-Clark Corp. (Household Products/Wares)	1,079	72,584
Kimco Realty Corp. (REIT)	533	19,897
King Pharmaceuticals, Inc.* (Pharmaceuticals)	572	9,730
KLA -Tencor Corp. (Semiconductors)	455	25,839
Kohls Corp.* (Retail)	767	46,634
Kraft Foods, Inc. (Food)	3,783	123,893

See notes to the financial statements.

3

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Kroger Co. (Food)	1,677	$43,535
L-3 Communications Holdings, Inc. (Aerospace/Defense)	299	29,170
Laboratory Corp. of America Holdings* (Healthcare - Services)	273	20,161
Legg Mason, Inc. (Diversified Financial Services)	312	28,080
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	416	8,624
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,261	78,182
Lennar Corp. - Class A (Home Builders)	325	9,965
Lexmark International, Inc. - Class A* (Computers)	221	8,738
Limited, Inc. (Retail)	806	19,465
Lincoln National Corp. (Insurance)	637	38,424
Linear Technology Corp. (Semiconductors)	598	21,319
Liz Claiborne, Inc. (Apparel)	247	8,680
Lockheed Martin Corp. (Aerospace/Defense)	832	81,935
Loews Corp. (Insurance)	1,053	49,912
Lowe’s Cos., Inc. (Retail)	3,549	99,408
LSI Logic Corp.* (Semiconductors)	1,820	13,104
M&T Bank Corp. (Banks)	182	19,345
Macy’s, Inc. (Retail)	1,079	38,920
Manor Care, Inc. (Healthcare - Services)	169	10,706
Marathon Oil Corp. (Oil & Gas)	1,612	88,982
Marriott International, Inc. - Class A (Lodging)	780	32,409
Marsh & McLennan Cos., Inc. (Insurance)	1,313	36,173
Marshall & Ilsley Corp. (Banks)	611	25,179
Masco Corp. (Building Materials)	897	24,407
Mattel, Inc. (Toys/Games/Hobbies)	923	21,146
Maxim Integrated Products, Inc. (Semiconductors)	754	23,902
MBIA, Inc. (Insurance)	312	17,503
McCormick & Co., Inc. (Food)	312	10,658
McDonald’s Corp. (Retail)	2,821	135,041
McGraw-Hill Cos., Inc. (Media)	806	48,763
McKesson Corp. (Commercial Services)	702	40,548
MeadWestvaco Corp. (Forest Products & Paper)	429	13,960
Medco Health Solutions, Inc.* (Pharmaceuticals)	663	53,882
Medtronic, Inc. (Healthcare - Products)	2,717	137,670
MEMC Electronic Materials, Inc.* (Semiconductors)	533	32,684
Merck & Co., Inc. (Pharmaceuticals)	5,122	254,307
Meredith Corp. (Media)	91	5,141
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,054	152,407
MetLife, Inc. (Insurance)	1,755	105,686
MGIC Investment Corp. (Insurance)	195	7,539
Micron Technology, Inc.* (Semiconductors)	1,781	21,140
Microsoft Corp. (Software)	19,877	576,234
Millipore Corp.* (Biotechnology)	130	10,219

Common Stocks, continued

	Shares	Value
Molex, Inc. (Electrical Components & Equipment)	338	$9,579
Molson Coors Brewing Co. - Class B (Beverages)	117	10,406
Monsanto Co. (Agriculture)	1,287	82,947
Monster Worldwide, Inc.* (Internet)	312	12,134
Moody’s Corp. (Commercial Services)	546	29,375
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,483	158,589
Motorola, Inc. (Telecommunications)	5,460	92,765
Murphy Oil Corp. (Oil & Gas)	442	27,422
Mylan Laboratories, Inc. (Pharmaceuticals)	585	9,378
Nabors Industries, Ltd.ADR* (Oil & Gas)	663	19,386
National City Corp. (Banks)	1,365	40,117
National Semiconductor Corp. (Semiconductors)	663	17,231
National-Oilwell Varco, Inc.* (Oil & Gas Services)	416	49,966
NCR Corp.* (Computers)	429	22,402
Network Appliance, Inc.* (Computers)	871	24,684
Newell Rubbermaid, Inc. (Housewares)	663	17,536
Newmont Mining Corp. (Mining)	1,066	44,506
News Corp. - Class A (Media)	5,499	116,139
Nicor, Inc. (Gas)	104	4,099
NIKE, Inc. - Class B (Apparel)	897	50,636
NiSource, Inc. (Electric)	650	12,396
Noble Corp.ADR (Oil & Gas)	312	31,968
Nordstrom, Inc. (Retail)	533	25,360
Norfolk Southern Corp. (Transportation)	923	49,639
Northern Trust Corp. (Banks)	442	27,607
Northrop Grumman Corp. (Aerospace/Defense)	819	62,326
Novell, Inc.* (Software)	819	5,496
Novellus Systems, Inc.* (Semiconductors)	299	8,527
Nucor Corp. (Iron/Steel)	715	35,893
NVIDIA Corp.* (Semiconductors)	858	39,262
Occidental Petroleum Corp. (Oil & Gas)	1,963	111,341
Office Depot, Inc.* (Retail)	650	16,224
OfficeMax, Inc. (Retail)	182	5,984
Omnicom Group, Inc. (Advertising)	780	40,459
Oracle Corp.* (Software)	9,347	178,715
PACCAR, Inc. (Auto Manufacturers)	585	47,865
Pactiv Corp.* (Packaging & Containers)	312	9,862
Pall Corp. (Miscellaneous Manufacturing)	286	11,875
Parker Hannifin Corp. (Miscellaneous Manufacturing)	273	26,940
Patterson Cos., Inc.* (Healthcare - Products)	325	11,658
Paychex, Inc. (Commercial Services)	806	33,352
Peabody Energy Corp. (Coal)	624	26,370
PepsiCo, Inc. (Beverages)	3,848	252,506
PerkinElmer, Inc. (Electronics)	286	7,959
Pfizer, Inc. (Pharmaceuticals)	16,562	389,373
PG&E Corp. (Electric)	832	35,618

See notes to the financial statements.

4

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp. (Electric)	234	$8,770
Pitney Bowes, Inc. (Office/Business Equipment)	520	23,972
Plum Creek Timber Co., Inc. (Forest Products & Paper)	416	16,166
PNC Financial Services Group (Banks)	819	54,586
Polo Ralph Lauren Corp. (Apparel)	143	12,777
PPG Industries, Inc. (Chemicals)	390	29,745
PPL Corp. (Electric)	910	42,897
Praxair, Inc. (Chemicals)	754	57,771
Precision Castparts Corp. (Metal Fabricate/Hardware)	325	44,545
Principal Financial Group, Inc. (Insurance)	637	35,920
Procter & Gamble Co. (Cosmetics/Personal Care)	7,436	459,991
Progress Energy, Inc. (Electric)	598	26,109
Progress Energy, Inc. CVO* (Electric)	189	0
Progressive Corp. (Insurance)	1,742	36,547
Prologis (REIT)	611	34,766
Prudential Financial, Inc. (Insurance)	1,105	97,936
Public Service Enterprise Group, Inc. (Electric)	598	51,518
Public Storage, Inc. (REIT)	286	20,046
Pulte Homes, Inc. (Home Builders)	507	9,805
QLogic Corp.* (Semiconductors)	377	5,010
Qualcomm, Inc. (Telecommunications)	3,939	164,059
Quest Diagnostics, Inc. (Healthcare - Services)	377	20,912
Questar Corp. (Pipelines)	416	21,420
Qwest Communications International, Inc.* (Telecommunications)	3,666	31,271
R.R. Donnelley & Sons Co. (Commercial Services)	520	21,975
RadioShack Corp. (Retail)	325	8,167
Raytheon Co. (Aerospace/Defense)	1,053	58,294
Regions Financial Corp. (Banks)	1,664	50,036
Reynolds American, Inc. (Agriculture)	403	24,652
Robert Half International, Inc. (Commercial Services)	390	13,256
Rockwell Collins, Inc. (Aerospace/Defense)	390	26,793
Rockwell International Corp. (Machinery-Diversified)	377	26,386
Rohm & Haas Co. (Chemicals)	338	19,104
Rowan Cos., Inc. (Oil & Gas)	260	10,969
Ryder System, Inc. (Transportation)	143	7,775
SAFECO Corp. (Insurance)	247	14,442
Safeway, Inc. (Food)	1,040	33,145
SanDisk Corp.* (Computers)	533	28,585
Sara Lee Corp. (Food)	1,729	27,405
Schering-Plough Corp. (Pharmaceuticals)	3,510	100,175
Schlumberger, Ltd.ADR (Oil & Gas Services)	2,782	263,511
Schwab (Diversified Financial Services)	2,392	48,151
Seagate Technology, Inc.(a)* (Computers)	405	0

Common Stocks, continued

	Shares	Value
Sealed Air Corp. (Packaging & Containers)	377	$10,273
Sears Holdings Corp.* (Retail)	195	26,674
Sempra Energy (Gas)	624	32,897
Sherwin-Williams Co. (Chemicals)	260	18,119
Sigma-Aldrich Corp. (Chemicals)	312	14,140
Simon Property Group, Inc. (REIT)	533	46,121
SLM Corp. (Diversified Financial Services)	975	47,941
Smith International, Inc. (Oil & Gas Services)	468	28,740
Snap-on, Inc. (Hand/Machine Tools)	143	7,483
Solectron Corp.* (Electronics)	2,132	8,016
Southern Co. (Electric)	1,781	59,913
Southwest Airlines Co. (Airlines)	1,846	28,908
Sovereign Bancorp, Inc. (Savings & Loans)	858	16,422
Spectra Energy Corp. (Pipelines)	1,495	38,078
Sprint Corp. (Telecommunications)	6,825	140,117
St. Jude Medical, Inc.* (Healthcare - Products)	793	34,210
Staples, Inc. (Retail)	1,690	38,904
Starbucks Corp.* (Retail)	1,755	46,823
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	507	31,921
State Street Corp. (Banks)	793	53,155
Stryker Corp. (Healthcare - Products)	702	43,826
Sun Microsystems, Inc.* (Computers)	8,424	42,962
Sunoco, Inc. (Oil & Gas)	286	19,082
SunTrust Banks, Inc. (Banks)	845	66,164
SuperValu, Inc. (Food)	494	20,585
Symantec Corp.* (Internet)	2,132	40,934
Synovus Financial Corp. (Banks)	767	21,445
Sysco Corp. (Food)	1,456	46,417
T. Rowe Price Group, Inc. (Diversified Financial Services)	624	32,529
Target Corp. (Retail)	2,015	122,049
TECO Energy, Inc. (Electric)	494	7,973
Tektronix, Inc. (Electronics)	195	6,406
Tellabs, Inc.* (Telecommunications)	1,027	11,656
Temple-Inland, Inc. (Forest Products & Paper)	247	14,358
Tenet Healthcare Corp.* (Healthcare - Services)	1,118	5,791
Teradyne, Inc.* (Semiconductors)	442	6,935
Terex Corp.* (Machinery - Construction & Mining)	247	21,304
Texas Instruments, Inc. (Semiconductors)	3,380	118,942
Textron, Inc. (Miscellaneous Manufacturing)	299	33,754
The AES Corp.* (Electric)	1,573	30,909
The Dow Chemical Co. (Chemicals)	2,249	97,787
The E.W. Scripps Co. - Class A (Media)	195	7,989
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	273	12,290
The Gap, Inc. (Retail)	1,248	21,466
The Goldman Sachs Group, Inc. (Diversified Financial Services)	962	181,183
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	481	13,814
The Hershey Co. (Food)	403	18,578

See notes to the financial statements.

5

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
The New York Times Co. - Class A (Media)	338	$7,727
The Pepsi Bottling Group, Inc. (Beverages)	312	10,440
The Stanley Works (Hand/Machine Tools)	195	10,789
The Travelers Companies, Inc. (Insurance)	1,573	79,877
The Williams Cos., Inc. (Pipelines)	1,417	45,698
Thermo Electron Corp.* (Electronics)	1,001	52,262
Tiffany & Co. (Retail)	325	15,681
Time Warner, Inc. (Media)	8,931	172,011
TJX Cos., Inc. (Retail)	1,079	29,942
Torchmark Corp. (Insurance)	221	13,600
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	676	72,636
Tribune Co. (Media)	195	5,452
TXU Corp. (Electric)	1,079	70,405
Tyco Electronics, Ltd.* (Electronics)	1,170	41,909
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,170	55,329
Tyson Foods, Inc. - Class A (Food)	598	12,737
U.S. Bancorp (Banks)	4,108	123,035
Union Pacific Corp. (Transportation)	637	75,892
Unisys Corp.* (Computers)	819	6,626
United Parcel Service, Inc. - Class B (Transportation)	2,496	188,997
United States Steel Corp. (Iron/Steel)	273	26,833
United Technologies Corp. (Aerospace/Defense)	2,353	171,698
UnitedHealth Group, Inc. (Healthcare - Services)	3,159	152,990
UnumProvident Corp. (Insurance)	806	19,586
UST, Inc. (Agriculture)	377	20,188
V. F. Corp. (Apparel)	208	17,844
Valero Energy Corp. (Oil & Gas)	1,300	87,113
Varian Medical Systems, Inc.* (Healthcare - Products)	299	12,199
VeriSign, Inc.* (Internet)	585	17,369
Verizon Communications, Inc. (Telecommunications)	6,851	291,990
Viacom, Inc. - Class B* (Media)	1,625	62,238
Vornado Realty Trust (REIT)	312	33,393
Vulcan Materials Co. (Building Materials)	221	21,154
W.W. Grainger, Inc. (Distribution/Wholesale)	169	14,764
Wachovia Corp. (Banks)	4,511	212,964
Wal-Mart Stores, Inc. (Retail)	5,720	262,834
Walgreen Co. (Retail)	2,366	104,530
Walt Disney Co. (Media)	4,680	154,440
Washington Mutual, Inc. (Savings & Loans)	2,093	78,550
Waste Management, Inc. (Environmental Control)	1,222	46,473
Waters Corp.* (Electronics)	234	13,633
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	247	7,514
Weatherford International, Ltd.ADR* (Oil & Gas Services)	793	43,877
WellPoint, Inc.* (Healthcare - Services)	1,443	108,398
Wells Fargo & Co. (Banks)	7,878	266,040
Wendy’s International, Inc. (Retail)	208	7,286

Common Stocks, continued

	Shares	Value
Western Union Co. (Commercial Services)	1,820	$36,309
Weyerhaeuser Co. (Forest Products & Paper)	507	36,119
Whirlpool Corp. (Home Furnishings)	182	18,584
Whole Foods Market, Inc. (Food)	338	12,520
Windstream Corp. (Telecommunications)	1,131	15,563
Wrigley (Wm.) Jr. Co. (Food)	507	29,244
Wyeth (Pharmaceuticals)	3,172	153,905
Wyndham Worldwide Corp.* (Lodging)	429	14,436
Xcel Energy, Inc. (Electric)	962	19,529
Xerox Corp.* (Office/Business Equipment)	2,210	38,587
Xilinx, Inc. (Semiconductors)	702	17,550
XL Capital, Ltd. - Class A (Insurance)	442	34,414
XTO Energy, Inc. (Oil & Gas)	910	49,622
Yahoo!, Inc.* (Internet)	2,860	66,495
YUM! Brands, Inc. (Retail)	1,248	39,986
Zimmer Holdings, Inc.* (Healthcare - Products)	559	43,468
Zions Bancorp (Banks)	260	19,383

TOTAL COMMON STOCKS
(Cost $16,305,319)		30,523,000

Repurchase Agreements (16.4%)

	Principal Amount
UBS, 5.18%, 8/1/07, dated 7/31/07, with a repurchase price of $6,143,884 (Collateralized by $6,247,000 Federal Farm Credit Bank, 5.20%, 10/12/10, market value $6,266,019)	$6,143,000	6,143,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,143,000)		6,143,000

Rights/Warrants (NM)

	Shares
Lucent Technologies, Inc. (Telecommunications)	5,670	397

TOTAL RIGHTS/WARRANTS
(Cost $0)		397

TOTAL INVESTMENT SECURITIES
(Cost $22,448,319)—98.2%		36,666,397

Net other assets (liabilities)—1.8%		657,036

NET ASSETS—100.0%		$37,323,433

*	Non-income producing security
(a)	Escrowed security
CVO	Contingent Value Obligation
ADR	American Depositary Receipt

See notes to the financial statements.

6

PROFUNDS Bull ProFund	Schedule of Portfolio Investments July 31, 2007

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $13,498,063)	37	$(774,172)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $6,858,475)	94	322,449

Bull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:
Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.8%
Beverages	1.6%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.6%
Computers	3.8%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.7%
Electrical Components & Equipment	0.2%
Electronics	0.3%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM %
Healthcare - Products	2.4%
Healthcare - Services	1.3%
Home Builders	NM %
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.7%
Internet	1.5%
Investment Companies	NM %
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.5%

Packaging & Containers	NM %
Pharmaceuticals	4.5%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM %
Retail	4.3%
Savings & Loans	0.2%
Semiconductors	2.5%
Software	3.2%
Telecommunications	5.2%
Textiles	NM %
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	18.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

7

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (83.6%)

	Shares	Value
3Com Corp.* (Telecommunications)	5,002	$20,008
AAR Corp.* (Aerospace/Defense)	488	14,557
Aaron Rents, Inc. (Commercial Services)	610	14,103
ABM Industries, Inc. (Commercial Services)	671	16,882
Acco Brands Corp.* (Household Products/Wares)	671	13,876
ACI Worldwide, Inc.* (Software)	488	14,899
Actuant Corp. - Class A (Miscellaneous Manufacturing)	366	22,319
Acuity Brands, Inc. (Miscellaneous Manufacturing)	488	28,841
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	427	15,803
Administaff, Inc. (Commercial Services)	366	11,968
ADTRAN, Inc. (Telecommunications)	732	19,098
Advance America Cash Advance Centers, Inc. (Commercial Services)	976	14,318
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	549	9,723
Advanta Corp. - Class B (Diversified Financial Services)	549	14,087
Advisory Board Co.* (Commercial Services)	305	15,704
Aecom Technology Corp.* (Engineering & Construction)	549	14,247
Aeroflex, Inc.* (Telecommunications)	1,098	15,405
Aeropostale, Inc.* (Retail)	549	20,906
AFC Enterprises, Inc.* (Retail)	732	11,470
Affymetrix, Inc.* (Biotechnology)	793	19,333
Aftermarket Technology Corp.* (Auto Parts & Equipment)	427	12,959
Agilysys, Inc. (Computers)	549	10,546
AirTran Holdings, Inc.* (Airlines)	1,220	12,005
Alaska Air Group, Inc.* (Airlines)	549	12,808
Alaska Communications Systems Group, Inc. (Telecommunications)	915	13,149
Albany International Corp. - Class A (Machinery-Diversified)	427	16,004
Alesco Financial, Inc. (REIT)	1,464	6,866
Alexandria Real Estate Equities, Inc. (REIT)	305	26,270
Alexion Pharmaceuticals, Inc.* (Biotechnology)	427	24,834
Align Technology, Inc.* (Healthcare - Products)	732	19,105
Alkermes, Inc.* (Pharmaceuticals)	1,281	18,241
Alliance One International, Inc.* (Agriculture)	1,464	12,664
Allscripts Healthcare Solutions, Inc.* (Software)	671	15,265
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	671	16,178
Alpha Natural Resources, Inc.* (Coal)	915	16,333
Alpharma, Inc. - Class A (Pharmaceuticals)	549	13,610
AMAG Pharmaceuticals, Inc.* (Biotechnology)	183	9,825

Common Stocks, continued

	Shares	Value
Amedisys, Inc.* (Healthcare - Services)	366	$13,853
AMERCO* (Trucking & Leasing)	183	11,685
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	610	14,762
American Campus Communities, Inc. (REIT)	610	15,586
American Commercial Lines, Inc.* (Transportation)	793	17,565
American Dental Partners, Inc.* (Healthcare - Services)	488	12,527
American Equity Investment Life Holding Co. (Insurance)	1,159	13,155
American Financial Realty Trust (REIT)	2,135	18,724
American Home Mortgage Investment Corp. (REIT)	616	641
American Medical Systems Holdings, Inc.* (Healthcare - Products)	976	17,841
American Physicians Capital, Inc.* (Insurance)	366	13,879
American Reprographics Co.* (Software)	427	10,641
American States Water Co. (Water)	671	24,753
American Superconductor Corp.* (Electrical Components & Equipment)	610	11,645
AmericanWest Bancorp. (Banks)	915	13,954
AMERIGROUP Corp.* (Healthcare - Services)	671	18,573
Ameris Bancorp (Banks)	732	13,066
Ameristar Casinos, Inc. (Lodging)	427	13,527
Ameron International Corp. (Miscellaneous Manufacturing)	183	17,903
Amkor Technology, Inc.* (Semiconductors)	1,281	15,833
AMN Healthcare Services, Inc.* (Commercial Services)	549	11,787
ANADIGICS, Inc.* (Semiconductors)	854	12,409
Analogic Corp. (Electronics)	244	16,199
Andrew Corp.* (Telecommunications)	1,891	26,587
Anixter International, Inc.* (Telecommunications)	305	25,208
ANSYS, Inc.* (Software)	915	23,827
Anworth Mortgage Asset Corp. (REIT)	1,647	13,011
Apex Silver Mines, Ltd.ADR* (Mining)	732	12,283
Apogee Enterprises, Inc. (Building Materials)	488	12,571
Apollo Investment Corp. (Investment Companies)	1,098	23,157
Applebee’s International, Inc. (Retail)	915	22,509
Applera Corp.-Celera Genomics Group* (Biotechnology)	1,281	15,398
Applied Industrial Technologies, Inc. (Machinery-Diversified)	610	17,318
Applied Micro Circuits Corp.* (Semiconductors)	4,636	13,537
Apria Healthcare Group, Inc.* (Healthcare - Services)	549	14,395
AptarGroup, Inc. (Miscellaneous Manufacturing)	793	28,865

See notes to the financial statements.

8

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Aquila, Inc.* (Electric)	5,612	$21,213
Arbitron, Inc. (Commercial Services)	366	18,227
Arch Chemicals, Inc. (Chemicals)	427	15,107
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,098	12,550
Argonaut Group, Inc. (Insurance)	549	15,114
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,013	8,837
Ariba, Inc.* (Internet)	1,342	11,206
Arlington Tankers, Ltd.ADR (Transportation)	732	19,727
Array BioPharma, Inc.* (Pharmaceuticals)	1,037	10,422
Arris Group, Inc.* (Telecommunications)	1,281	18,984
Arrow International, Inc. (Healthcare - Products)	366	16,174
ArthroCare Corp.* (Healthcare - Products)	366	18,527
ArvinMeritor, Inc. (Auto Parts & Equipment)	976	19,354
Ashford Hospitality Trust (REIT)	1,647	16,832
Aspen Insurance Holdings, Ltd. (Insurance)	1,037	25,355
Aspen Technology, Inc.* (Software)	1,159	14,372
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	1,159	10,431
Assured Guaranty, Ltd.ADR (Insurance)	854	20,786
Astec Industries, Inc.* (Machinery - Construction & Mining)	305	15,912
Atheros Communications* (Telecommunications)	671	18,707
Atlas America, Inc. (Oil & Gas)	305	14,811
ATMI, Inc.* (Semiconductors)	488	14,142
ATP Oil & Gas Corp.* (Oil & Gas)	305	13,844
Atwood Oceanics, Inc.* (Oil & Gas)	305	20,923
Authorize.Net Holdings, Inc.* (Internet)	671	11,628
Avid Technology, Inc.* (Software)	549	17,623
Avocent Corp.* (Internet)	671	18,352
Badger Meter, Inc. (Electronics)	488	16,421
Baldor Electric Co. (Hand/Machine Tools)	549	25,056
Bally Technologies, Inc.* (Entertainment)	732	18,007
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	732	13,615
BankFinancial Corp. (Savings & Loans)	1,220	16,836
Banner Corp. (Banks)	549	16,810
Barnes Group, Inc. (Miscellaneous Manufacturing)	610	19,032
Basic Energy Services, Inc.* (Oil & Gas Services)	610	12,822
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	732	10,951
BearingPoint, Inc.* (Commercial Services)	2,623	17,102
Beazer Homes USA, Inc. (Home Builders)	488	6,827
Belden, Inc. (Electrical Components & Equipment)	488	26,733

Common Stocks, continued

	Shares	Value
Belo Corp. - Class A (Media)	1,098	$19,654
Benchmark Electronics, Inc.* (Electronics)	854	18,959
Berry Petroleum Co. - Class A (Oil & Gas)	488	18,158
Big 5 Sporting Goods Corp. (Retail)	549	11,732
Bill Barrett Corp.* (Oil & Gas)	366	12,561
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	244	18,095
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,220	22,033
BioMed Realty Trust, Inc. (REIT)	915	19,984
Blackbaud, Inc. (Software)	671	14,051
Blackboard, Inc.* (Software)	427	18,886
Blockbuster, Inc. - Class A* (Retail)	2,806	12,038
Blue Nile, Inc.* (Internet)	183	13,837
Bob Evans Farms, Inc. (Retail)	549	17,815
Borders Group, Inc. (Retail)	793	12,973
Borland Software Corp.* (Software)	2,135	11,337
Boston Private Financial Holdings, Inc. (Banks)	732	18,659
Bowater, Inc. (Forest Products & Paper)	732	14,362
Bowne & Co., Inc. (Commercial Services)	732	12,693
Brady Corp. - Class A (Electronics)	610	21,344
Briggs & Stratton Corp. (Machinery-Diversified)	610	17,300
Bright Horizons Family Solutions, Inc.* (Commercial Services)	427	16,568
Brightpoint, Inc.* (Distribution/Wholesale)	732	9,611
Bristow Group, Inc.* (Transportation)	305	14,466
Brooks Automation, Inc.* (Semiconductors)	976	17,148
Brown Shoe Co., Inc. (Retail)	610	12,773
Brush Engineered Materials, Inc.* (Mining)	305	11,550
Buckeye Technologies, Inc.* (Forest Products & Paper)	854	13,092
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	427	27,140
Buffalo Wild Wings, Inc.* (Retail)	244	10,546
C-COR, Inc.* (Telecommunications)	793	10,666
CACI International, Inc. - Class A* (Computers)	366	16,265
Calamos Asset Management, Inc. (Diversified Financial Services)	549	13,560
California Water Service Group (Water)	671	24,827
Callaway Golf Co. (Leisure Time)	1,037	16,831
Capital City Bank Group, Inc. (Banks)	671	20,103
Capital Lease Funding, Inc. (REIT)	1,586	14,702
Carrizo Oil & Gas, Inc.* (Oil & Gas)	305	11,154
Carter’s, Inc.* (Apparel)	732	15,496
Cascade Corp. (Machinery-Diversified)	183	12,406
Casey’s General Stores, Inc. (Retail)	671	16,728
Cash America International, Inc. (Retail)	427	15,637
Cbeyond, Inc.* (Telecommunications)	305	10,788
CBRE Realty Finance, Inc. (REIT)	1,098	10,178

See notes to the financial statements.

9

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
CBRL Group, Inc. (Retail)	366	$14,065
Centene Corp.* (Healthcare - Services)	671	14,500
Centennial Bank Holdings, Inc.* (Banks)	2,074	13,564
Centerline Holding Co. (Diversified Financial Services)	915	11,419
Central European Distribution Corp.* (Distribution/Wholesale)	488	20,091
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,159	14,186
Central Vermont Public Service Corp. (Electric)	366	12,444
Century Aluminum Co.* (Mining)	305	15,720
Cenveo, Inc.* (Commercial Services)	732	15,379
Cepheid, Inc.* (Healthcare - Products)	915	13,496
Ceradyne, Inc.* (Miscellaneous Manufacturing)	305	22,762
CF Industries Holdings, Inc. (Chemicals)	610	35,063
Champion Enterprises, Inc.* (Home Builders)	1,098	12,869
Charlotte Russe Holding, Inc.* (Retail)	427	7,588
Charming Shoppes, Inc.* (Retail)	1,586	15,670
Charter Communications, Inc. - Class A* (Media)	5,002	20,308
Chattem, Inc.* (Cosmetics/Personal Care)	244	13,703
Checkpoint Systems, Inc.* (Electronics)	549	12,665
Chemed Corp. (Commercial Services)	305	19,300
Cherokee, Inc. (Apparel)	427	15,060
Chipotle Mexican Grill, Inc. - Class B* (Retail)	366	29,730
Chiquita Brands International, Inc.* (Food)	671	11,783
Christopher & Banks Corp. (Retail)	610	9,101
Cincinnati Bell, Inc.* (Telecommunications)	3,294	16,997
Cirrus Logic, Inc.* (Semiconductors)	1,525	11,102
Citadel Broadcasting Corp. (Media)	3,111	15,617
Citi Trends, Inc.* (Retail)	305	10,035
Citizens Republic Bancorp, Inc. (Banks)	1,098	17,678
CKE Restaurants, Inc. (Retail)	854	14,766
Clarcor, Inc. (Miscellaneous Manufacturing)	671	23,344
CLECO Corp. (Electric)	854	20,282
CMGI, Inc.* (Internet)	6,527	10,313
CNET Networks, Inc.* (Internet)	2,196	16,536
CoBiz Financial, Inc. (Banks)	976	15,089
Coeur d’Alene Mines Corp.* (Mining)	3,599	14,072
Cogent Communications Group, Inc.* (Internet)	610	17,495
Cognex Corp. (Machinery-Diversified)	732	15,394
Cohen & Steers, Inc. (Diversified Financial Services)	244	8,406
Coherent, Inc.* (Electronics)	488	14,128
Cohu, Inc. (Semiconductors)	671	13,413
Coinmatch Service Corp. - Class A (Commercial Services)	1,464	19,193

Common Stocks, continued

	Shares	Value
Coinstar, Inc.* (Commercial Services)	488	$15,138
Color Kinetics, Inc.* (Electrical Components & Equipment)	305	10,269
Columbia Banking System, Inc. (Banks)	793	20,142
Community Banks, Inc. (Banks)	549	14,285
Community Trust Bancorp, Inc. (Banks)	610	17,495
Commvault Systems, Inc.* (Software)	671	11,394
Compass Minerals International, Inc. (Mining)	488	16,026
Complete Production Services, Inc.* (Oil & Gas Services)	549	12,731
Comstock Resources, Inc.* (Oil & Gas)	549	14,746
Comtech Telecommunications Corp.* (Telecommunications)	305	13,258
Conceptus, Inc.* (Healthcare - Products)	610	9,882
Concur Technologies, Inc.* (Software)	610	14,555
CONMED Corp.* (Healthcare - Products)	488	13,615
Consolidated Communications Holdings, Inc. (Telecommunications)	671	12,226
Consolidated Water Co., Ltd.ADR (Water)	671	19,425
Consolidated-Tomoka Land Co. (Real Estate)	244	15,167
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	732	16,829
Corinthian Colleges, Inc.* (Commercial Services)	1,281	17,255
Corporate Office Properties Trust (REIT)	488	18,393
Corus Bankshares, Inc. (Banks)	793	12,894
CoStar Group, Inc.* (Commercial Services)	305	15,555
Crosstex Energy, Inc. (Oil & Gas)	610	17,635
CSG Systems International, Inc.* (Software)	610	15,262
CSK Auto Corp.* (Retail)	732	9,984
CT Communications, Inc. (Telecommunications)	427	13,088
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	793	18,287
Curtiss-Wright Corp. (Aerospace/Defense)	549	23,920
CV Therapeutics, Inc.* (Pharmaceuticals)	915	9,068
Cymer, Inc.* (Electronics)	427	18,254
Daktronics, Inc. (Electronics)	488	10,375
Darling International, Inc.* (Environmental Control)	1,281	10,748
Dawson Geophysical Co.* (Oil & Gas Services)	183	9,994
DCT Industrial Trust, Inc. (REIT)	2,318	22,716
DealerTrack Holdings, Inc.* (Internet)	427	15,398
Deckers Outdoor Corp.* (Apparel)	183	18,867
Deerfield Triarc Capital Corp. (REIT)	1,098	12,045
Delta Petroleum Corp.* (Oil & Gas)	854	14,176
Deluxe Corp. (Commercial Services)	610	23,034
DeVry, Inc. (Commercial Services)	732	23,717

See notes to the financial statements.

10

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
DiamondRock Hospitality Co. (REIT)	1,281	$21,572
Digene Corp.* (Biotechnology)	305	18,666
Digi International, Inc.* (Software)	854	12,195
Digital Realty Trust, Inc. (REIT)	671	22,244
Digital River, Inc.* (Internet)	488	21,965
Dionex Corp.* (Electronics)	244	16,594
DJO, Inc.* (Healthcare - Products)	366	17,378
Dobson Communications Corp. - Class A* (Telecommunications)	1,891	23,543
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	366	13,513
Dress Barn, Inc.* (Retail)	610	11,096
Drill-Quip, Inc.* (Oil & Gas Services)	305	14,637
DTS, Inc.* (Home Furnishings)	610	12,786
Dycom Industries, Inc.* (Engineering & Construction)	549	15,345
Eagle Bulk Shipping, Inc.ADR (Transportation)	732	19,266
EarthLink, Inc.* (Internet)	2,196	15,262
Eclipsys Corp.* (Software)	671	14,581
Edge Petroleum Corp.* (Oil & Gas)	732	9,084
Education Realty Trust, Inc. (REIT)	1,464	19,252
eFunds Corp.* (Software)	549	19,627
EGL, Inc.* (Transportation)	427	20,142
El Paso Electric Co.* (Electric)	793	18,453
Electronics for Imaging, Inc.* (Computers)	732	19,222
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	549	11,825
EMCOR Group, Inc.* (Engineering & Construction)	732	26,279
Empire District Electric Co. (Electric)	1,098	23,816
Employers Holdings, Inc. (Insurance)	915	16,818
EMS Technologies, Inc.* (Telecommunications)	671	14,742
Emulex Corp.* (Semiconductors)	976	19,325
Encompass Services Corp.* (Commercial Services)	1	0
Encore Acquisition Co.* (Oil & Gas)	671	17,359
Encore Wire Corp. (Electrical Components & Equipment)	427	13,045
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	488	14,567
EnergySouth, Inc. (Gas)	366	16,496
Ennis, Inc. (Household Products/Wares)	610	12,310
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	305	12,011
Entegris, Inc.* (Semiconductors)	1,769	19,070
Entertainment Properties Trust (REIT)	366	16,305
Entravision Communications Corp.* (Media)	1,342	12,561
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,769	12,737
Epicor Software Corp.* (Software)	1,037	13,543
Equinix, Inc.* (Internet)	366	31,809
Equity Inns, Inc. (REIT)	915	20,459
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	366	13,275
Euronet Worldwide, Inc.* (Commercial Services)	610	15,500

Common Stocks, continued

	Shares	Value
Evergreen Solar, Inc.* (Energy - Alternate Sources)	1,342	$11,179
Excel Technology, Inc.* (Electronics)	610	15,256
EXCO Resources, Inc.* (Oil & Gas)	793	13,846
Exelixis, Inc.* (Biotechnology)	1,525	14,777
Exponent, Inc.* (Commercial Services)	671	15,279
Extra Space Storage, Inc. (REIT)	1,281	17,985
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	427	11,947
FEI Co.* (Electronics)	488	13,996
FelCor Lodging Trust, Inc. (REIT)	854	18,754
Ferro Corp. (Chemicals)	671	14,997
Finisar Corp.* (Telecommunications)	3,660	13,286
First BanCorp. (Banks)	1,281	11,785
First Financial Holdings, Inc. (Savings & Loans)	610	16,507
First Merchants Corp. (Banks)	854	17,293
First Place Financial Corp. (Savings & Loans)	793	12,514
First Potomac Realty Trust (REIT)	793	15,535
First Republic Bank (Banks)	366	20,038
First State Bancorporation (Banks)	854	14,740
Fisher Communications, Inc.* (Media)	305	13,948
Fleetwood Enterprises, Inc.* (Home Builders)	1,281	12,118
FLIR Systems, Inc.* (Electronics)	732	31,952
Flow International Corp.* (Machinery-Diversified)	976	9,008
Flowers Foods, Inc. (Food)	915	18,757
Flushing Financial Corp. (Savings & Loans)	1,098	16,382
Force Protection, Inc.* (Auto Manufacturers)	793	12,450
FormFactor, Inc.* (Semiconductors)	549	21,076
Forward Air Corp. (Transportation)	549	18,704
Fossil, Inc.* (Household Products/Wares)	549	14,027
Foundry Networks, Inc.* (Telecommunications)	1,647	28,971
FPIC Insurance Group, Inc.* (Insurance)	366	12,729
Franklin Bank Corp. Houston* (Savings & Loans)	1,037	11,127
Fremont General Corp. (Banks)	915	5,280
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	2,440	12,005
FTI Consulting, Inc.* (Commercial Services)	488	20,023
Fuel Tech, Inc.* (Environmental Control)	366	10,237
FuelCell Energy, Inc.* (Energy - Alternate Sources)	1,403	10,326
Fuller (H.B.) Co. (Chemicals)	732	20,225
Gartner Group, Inc.* (Commercial Services)	854	17,874
Gaylord Entertainment Co.* (Lodging)	488	24,390
Gemstar-TV Guide International, Inc.* (Media)	3,477	19,958

See notes to the financial statements.

11

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Genco Shipping & Trading, Ltd.ADR (Transportation)	305	$17,181
GenCorp, Inc.* (Aerospace/Defense)	1,159	13,699
General Communication, Inc. - Class A* (Telecommunications)	1,037	11,936
Genesco, Inc.* (Retail)	305	15,418
Genesee & Wyoming, Inc. - Class A* (Transportation)	549	14,082
GeoEye, Inc.* (Telecommunications)	549	11,392
Georgia Gulf Corp. (Chemicals)	610	9,876
Gevity HR, Inc. (Commercial Services)	549	8,251
Gladstone Capital Corp. (Investment Companies)	732	14,589
GMH Communities Trust (REIT)	1,464	12,298
Golden Telecom, Inc. (Telecommunications)	244	15,750
Goodman Global, Inc.* (Building Materials)	610	14,713
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,220	18,898
Granite Construction, Inc. (Engineering & Construction)	366	23,786
Great Wolf Resorts, Inc.* (Entertainment)	1,098	14,559
Greatbatch, Inc.* (Electrical Components & Equipment)	427	13,250
Greater Bay Bancorp (Banks)	732	19,676
Greenhill & Co., Inc. (Diversified Financial Services)	244	14,152
Greif Brothers Corp. - Class A (Packaging & Containers)	366	20,130
Grey Wolf, Inc.* (Oil & Gas)	2,257	16,724
Group 1 Automotive, Inc. (Retail)	366	13,732
Guitar Center, Inc.* (Retail)	366	21,246
GulfMark Offshore, Inc.* (Transportation)	305	14,329
Haemonetics Corp.* (Healthcare - Products)	366	18,088
Hanover Compressor Co.* (Oil & Gas Services)	1,037	24,712
Harleysville National Corp. (Banks)	1,159	17,084
Harvest Natural Resources, Inc.* (Oil & Gas)	1,098	12,363
Haynes International, Inc.* (Metal Fabricate/Hardware)	183	16,435
HealthExtras, Inc.* (Pharmaceuticals)	488	13,093
HEALTHSOUTH Corp.* (Healthcare - Services)	976	15,421
Healthways, Inc.* (Healthcare - Services)	427	18,660
Hecla Mining Co.* (Mining)	1,525	11,971
HEICO Corp. (Aerospace/Defense)	488	19,598
Heidrick & Struggles International, Inc.* (Commercial Services)	305	16,391
Helen of Troy, Ltd.ADR* (Household Products/Wares)	488	10,838
Hercules Offshore, Inc.* (Oil & Gas Services)	366	10,987
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,220	14,969
Hercules, Inc.* (Chemicals)	1,342	27,860

Common Stocks, continued

	Shares	Value
Herman Miller, Inc. (Office Furnishings)	671	$20,486
Hersha Hospitality Trust (REIT)	1,525	16,013
Hexcel Corp.* (Aerospace/Defense Equipment)	1,159	25,197
Hibbett Sports, Inc.* (Retail)	549	14,071
Highwoods Properties, Inc. (REIT)	671	21,828
Hilb, Rogal, and Hobbs Co. (Insurance)	427	18,489
Hologic, Inc.* (Healthcare - Products)	610	31,598
Horizon Lines, Inc. - Class A (Transportation)	549	15,844
Horizon Offshore, Inc.* (Oil & Gas Services)	610	11,230
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	305	13,130
Hub Group, Inc. - Class A* (Transportation)	549	18,677
Hudson Highland Group, Inc.* (Commercial Services)	488	8,052
Human Genome Sciences, Inc.* (Biotechnology)	1,952	15,148
Huron Consulting Group, Inc.* (Commercial Services)	244	16,575
Iconix Brand Group, Inc.* (Apparel)	732	14,479
IDACORP, Inc. (Electric)	671	20,774
IHS, Inc. - Class A* (Computers)	427	20,248
II-VI, Inc.* (Electronics)	427	10,602
IKON Office Solutions, Inc. (Office/Business Equipment)	1,342	18,600
Illumina, Inc.* (Biotechnology)	610	27,798
Imation Corp. (Computers)	488	15,265
Immucor, Inc.* (Healthcare - Products)	793	24,710
Independent Bank Corp. Massachusetts (Banks)	610	16,525
Independent Bank Corp. Michigan (Banks)	976	11,829
Infinity Property & Casualty Corp. (Insurance)	366	16,119
Infocrossing, Inc.* (Software)	671	11,823
Informatica Corp.* (Software)	1,159	16,156
Infospace, Inc. (Internet)	610	12,700
Infrasource Services, Inc.* (Engineering & Construction)	488	16,895
Ingles Markets, Inc. - Class A (Food)	366	10,720
Innospec, Inc. (Chemicals)	488	13,435
Input/Output, Inc.* (Oil & Gas Services)	915	13,039
Insight Enterprises, Inc.* (Retail)	732	16,514
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	610	10,077
Integra Bank Corp. (Banks)	915	16,507
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	610	14,811
InterDigital, Inc.* (Telecommunications)	610	17,050
Interface, Inc. - Class A (Office Furnishings)	854	15,739
Interline Brands, Inc.* (Building Materials)	488	11,209
Intermec, Inc.* (Machinery-Diversified)	793	20,325

See notes to the financial statements.

12

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
InterMune, Inc.* (Biotechnology)	427	$9,116
Internap Network Services Corp.* (Internet)	732	10,790
International Coal Group, Inc.* (Coal)	1,952	7,925
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	427	28,054
Interwoven, Inc.* (Internet)	915	12,673
inVentiv Health, Inc.* (Advertising)	427	15,150
Inverness Medical Innovations, Inc.* (Healthcare - Products)	549	26,577
IPC Holdings, Ltd.ADR (Insurance)	793	19,674
iPCS, Inc. (Telecommunications)	427	13,873
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,342	13,970
ITC Holdings Corp. (Electric)	610	25,650
Itron, Inc.* (Electronics)	366	29,071
J. Crew Group, Inc.* (Retail)	427	21,478
j2 Global Communications, Inc.* (Internet)	671	21,901
Jack Henry & Associates, Inc. (Computers)	915	21,978
Jack in the Box, Inc.* (Retail)	366	23,420
Jackson Hewitt Tax Service, Inc. (Commercial Services)	488	13,274
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	488	11,570
Jamba, Inc.* (Retail)	1,220	9,772
Jer Investors Trust, Inc. (REIT)	976	10,707
JetBlue Airways Corp.* (Airlines)	1,952	19,227
Jo-Ann Stores, Inc.* (Retail)	366	8,714
Jos. A. Bank Clothiers, Inc.* (Retail)	305	10,523
K-V Pharmaceutical Co.* (Pharmaceuticals)	549	15,010
K2, Inc.* (Leisure Time)	854	12,477
Kadant, Inc.* (Machinery-Diversified)	427	11,508
Kaiser Aluminum Corp. (Mining)	183	12,354
Kaman Corp. (Aerospace/Defense)	488	16,343
Kaydon Corp. (Metal Fabricate/Hardware)	366	19,475
KBW, Inc.* (Diversified Financial Services)	427	10,722
KEMET Corp.* (Electronics)	1,647	11,595
Kenexa Corp.* (Commercial Services)	366	13,095
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	305	14,262
Kindred Healthcare, Inc.* (Healthcare - Services)	366	9,801
KNBT Bancorp, Inc. (Savings & Loans)	1,403	18,449
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,281	18,113
Knight Transportation, Inc. (Transportation)	854	15,065
Knightsbridge Tankers, Ltd.ADR (Transportation)	488	13,264
Knoll, Inc. (Office Furnishings)	671	13,293
Korn/Ferry International* (Commercial Services)	610	14,414
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,220	11,419
Kyphon, Inc.* (Healthcare - Products)	549	36,025

Common Stocks, continued

	Shares	Value
L-1 Identity Solutions, Inc.* (Electronics)	793	$13,592
Labor Ready, Inc.* (Commercial Services)	671	15,809
Laclede Group, Inc. (Gas)	854	25,236
Lance, Inc. (Food)	610	15,366
LandAmerica Financial Group, Inc. (Insurance)	183	14,016
Landauer, Inc. (Commercial Services)	366	17,422
LaSalle Hotel Properties (REIT)	549	21,976
Lattice Semiconductor Corp.* (Semiconductors)	2,257	10,676
Lawson Software, Inc.* (Software)	1,769	16,859
Layne Christensen Co.* (Engineering & Construction)	305	13,777
LCA-Vision, Inc. (Healthcare - Products)	305	10,831
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,098	9,926
Lear Corp.* (Auto Parts & Equipment)	854	28,677
Lee Enterprises, Inc. (Media)	732	12,891
LIFE TIME FITNESS, Inc.* (Leisure Time)	366	18,820
Lifecell Corp.* (Biotechnology)	488	14,977
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	1,586	8,564
Lin TV Corp. - Class A* (Media)	549	8,312
Littelfuse, Inc.* (Electrical Components & Equipment)	366	11,928
Live Nation, Inc.* (Commercial Services)	793	15,749
LKQ Corp.* (Distribution/Wholesale)	732	20,811
LodgeNet Entertainment Corp.* (Media)	427	13,416
Longs Drug Stores Corp. (Retail)	366	17,700
LoopNet, Inc.* (Internet)	549	11,353
LTC Properties, Inc. (REIT)	854	17,140
Luminent Mortgage Capital, Inc. (REIT)	1,403	10,284
Luminex Corp.* (Healthcare - Products)	915	10,925
M&F Worldwide Corp.* (Food)	183	10,676
Macrovision Corp.* (Entertainment)	671	15,956
MAF Bancorp, Inc. (Savings & Loans)	427	22,426
Magellan Health Services, Inc.* (Healthcare - Services)	488	20,408
Maguire Properties, Inc. (REIT)	549	15,707
Manhattan Associates, Inc.* (Computers)	488	13,601
MannKind Corp.* (Pharmaceuticals)	793	8,374
Mariner Energy, Inc.* (Oil & Gas)	1,037	21,912
Martek Biosciences Corp.* (Biotechnology)	610	15,628
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	732	17,736
MasTec, Inc.* (Telecommunications)	793	10,840
Matria Healthcare, Inc.* (Healthcare - Services)	366	9,454
Matrix Service Co.* (Oil & Gas Services)	427	9,859
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	488	18,671

See notes to the financial statements.

13

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Mattson Technology, Inc.* (Semiconductors)	1,159	$11,544
Max Capital Group, Ltd. (Insurance)	854	22,298
MAXIMUS, Inc. (Commercial Services)	305	12,746
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	610	14,872
MCG Capital Corp. (Investment Companies)	1,098	15,888
McGrath Rentcorp (Commercial Services)	488	14,601
Medarex, Inc.* (Pharmaceuticals)	1,525	21,594
Mediacom Communications Corp. - Class A* (Media)	1,342	12,159
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	671	19,144
Mentor Corp. (Healthcare - Products)	488	19,203
Mentor Graphics Corp.* (Computers)	1,159	13,920
Meridian Bioscience, Inc. (Healthcare - Products)	671	14,983
Meritage Homes Corp.* (Home Builders)	366	7,137
Metal Management, Inc. (Environmental Control)	305	12,813
Methode Electronics, Inc. (Electronics)	793	12,823
MGE Energy, Inc. (Electric)	671	20,137
MGI Pharma, Inc.* (Pharmaceuticals)	976	24,429
Micros Systems, Inc.* (Computers)	488	26,001
Microsemi Corp.* (Semiconductors)	915	21,329
MicroStrategy, Inc. - Class A* (Software)	122	8,919
Midas, Inc.* (Commercial Services)	610	11,084
MKS Instruments, Inc.* (Semiconductors)	671	15,232
Mobile Mini, Inc.* (Storage/Warehousing)	549	15,685
Monaco Coach Corp. (Home Builders)	854	11,913
Monarch Casino & Resort, Inc.* (Lodging)	427	12,080
Montpelier Re Holdings, Ltd.ADR (Insurance)	1,342	21,271
Moog, Inc. - Class A* (Aerospace/Defense)	488	20,896
MPS Group, Inc.* (Commercial Services)	1,342	17,889
MSC.Software Corp.* (Software)	915	11,877
Mueller Industries, Inc. (Metal Fabricate/Hardware)	549	20,247
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,586	22,267
MVC Capital, Inc. (Investment Companies)	671	10,850
Myriad Genetics, Inc.* (Biotechnology)	549	20,522
Nara Bancorp, Inc. (Banks)	976	14,406
Nash Finch Co. (Food)	244	9,826
NATCO Group, Inc. - Class A* (Oil & Gas Services)	305	14,118
National CineMedia, Inc.* (Entertainment)	671	16,708
National Financial Partners (Diversified Financial Services)	488	22,624

Common Stocks, continued

	Shares	Value
Nationwide Health Properties, Inc. (REIT)	1,037	$24,712
NCI Building Systems, Inc.* (Building Materials)	305	14,750
Nektar Therapeutics* (Biotechnology)	1,281	9,774
Net 1 UEPS Technologies, Inc.* (Commercial Services)	549	12,534
Netflix, Inc.* (Internet)	671	11,561
NETGEAR, Inc.* (Telecommunications)	488	13,498
NewAlliance Bancshares, Inc. (Savings & Loans)	1,525	20,603
NGP Capital Resources Co. (Investment Companies)	915	14,192
Nicor, Inc. (Gas)	549	21,636
Nordson Corp. (Machinery-Diversified)	427	19,540
North Pittsburgh Systems, Inc. (Telecommunications)	610	14,207
NorthStar Realty Finance Corp. (REIT)	1,220	12,310
Novatel Wireless, Inc.* (Telecommunications)	427	9,193
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	488	8,667
NTELOS Holdings Corp. (Telecommunications)	488	13,078
Nuance Communications, Inc.* (Software)	1,525	25,132
NuVasive, Inc.* (Healthcare - Products)	610	17,495
O’Charley’s, Inc. (Retail)	732	12,978
Ohio Casualty Corp. (Insurance)	732	31,776
Oil States International, Inc.* (Oil & Gas Services)	549	24,013
Old Dominion Freight Line, Inc.* (Transportation)	488	14,084
Olin Corp. (Chemicals)	976	20,369
OM Group, Inc.* (Chemicals)	366	17,729
OMEGA Healthcare Investors, Inc. (REIT)	1,281	16,563
Omnicell, Inc.* (Software)	610	14,567
OmniVision Technologies, Inc.* (Semiconductors)	793	13,616
ON Semiconductor Corp.* (Semiconductors)	2,684	31,725
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	610	16,964
Opsware, Inc.* (Internet)	1,342	18,922
optionsXpress Holdings, Inc. (Diversified Financial Services)	610	15,256
OraSure Technologies, Inc.* (Healthcare - Products)	1,647	13,192
Orbital Sciences Corp.* (Aerospace/Defense)	793	16,804
Orthofix International NVADR* (Healthcare - Products)	305	13,133
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	732	23,600
OSI Systems, Inc.* (Electronics)	427	10,573
Owens & Minor, Inc. (Distribution/Wholesale)	549	21,109
P.F. Chang’s China Bistro, Inc.* (Retail)	427	13,980

See notes to the financial statements.

14

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Pacer International, Inc. (Transportation)	610	$13,426
Pacific Sunwear of California, Inc.* (Retail)	854	15,389
PAETEC Holding Corp.* (Telecommunications)	1,159	13,676
Palm, Inc.* (Computers)	1,220	18,202
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	488	11,561
Parallel Petroleum Corp.* (Oil & Gas)	610	12,426
Parametric Technology Corp.* (Software)	1,281	22,584
PAREXEL International Corp.* (Commercial Services)	366	14,797
Parker Drilling Co.* (Oil & Gas)	1,464	13,791
Partners Trust Financial Group, Inc. (Savings & Loans)	1,769	21,157
Payless ShoeSource, Inc.* (Retail)	732	19,486
Peet’s Coffee & Tea, Inc.* (Beverages)	610	14,634
Penn Virginia Corp. (Oil & Gas)	427	16,525
Performance Food Group Co.* (Food)	549	15,734
Perini Corp.* (Engineering & Construction)	305	18,730
Perot Systems Corp. - Class A* (Computers)	1,037	15,783
Perrigo Co. (Pharmaceuticals)	1,037	19,340
Petrohawk Energy Corp.* (Oil & Gas)	1,891	28,346
PetroQuest Energy, Inc.* (Oil & Gas)	793	9,920
Pharmion Corp.* (Pharmaceuticals)	366	8,916
Phase Forward, Inc.* (Software)	732	12,583
PHH Corp.* (Commercial Services)	671	19,553
PHI, Inc.* (Transportation)	488	14,655
Pier 1 Imports, Inc.* (Retail)	1,525	9,943
Pilgrim’s Pride Corp. (Food)	488	16,436
Pinnacle Entertainment, Inc.* (Entertainment)	732	19,405
Pinnacle Financial Partners, Inc.* (Banks)	732	17,649
Piper Jaffray* (Diversified Financial Services)	305	14,616
Plantronics, Inc. (Telecommunications)	610	17,092
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	732	24,302
Playtex Products, Inc.* (Household Products/Wares)	976	17,480
Plexus Corp.* (Electronics)	610	14,793
PMA Capital Corp. - Class A* (Insurance)	1,464	13,147
PMC-Sierra, Inc.* (Semiconductors)	2,684	20,452
PNM Resources, Inc. (Electric)	976	25,210
Polaris Industries, Inc. (Leisure Time)	488	24,088
Polycom, Inc.* (Telecommunications)	976	30,227
PolyMedica Corp. (Healthcare - Products)	366	14,783
PolyOne Corp.* (Chemicals)	1,708	12,844
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	244	12,749
Post Properties, Inc. (REIT)	488	21,492
Potlatch Corp. (Forest Products & Paper)	549	23,986
Powerwave Technologies, Inc.* (Telecommunications)	1,952	12,766

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	488	$18,739
Presidential Life Corp. (Insurance)	793	12,934
Priceline.com, Inc.* (Internet)	427	27,243
PRIMEDIA, Inc.* (Media)	4,270	10,077
ProAssurance Corp.* (Insurance)	427	21,085
Progress Software Corp.* (Software)	549	16,607
Prospect Capital Corp. (Investment Companies)	793	12,307
Provident New York Bancorp (Savings & Loans)	1,403	19,137
PSS World Medical, Inc.* (Healthcare - Products)	915	15,765
Psychiatric Solutions, Inc.* (Healthcare - Services)	671	22,874
Quanex Corp. (Metal Fabricate/Hardware)	427	19,241
Quantum Corp.* (Computers)	3,782	10,703
Quest Software, Inc.* (Software)	915	13,542
Quiksilver, Inc.* (Apparel)	1,525	19,566
RAIT Financial Trust (REIT)	793	8,215
Ralcorp Holdings, Inc.* (Food)	366	19,017
Raven Industries, Inc. (Miscellaneous Manufacturing)	366	12,451
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	366	13,985
RC2 Corp.* (Toys/Games/Hobbies)	366	12,960
RealNetworks, Inc.* (Internet)	1,586	11,292
Realty Income Corp. (REIT)	1,220	28,633
Red Robin Gourmet Burgers, Inc.* (Retail)	366	14,117
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	549	16,333
Regal-Beloit Corp. (Hand/Machine Tools)	366	18,564
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	854	12,716
Regis Corp. (Retail)	549	19,138
Renasant Corp. (Banks)	732	14,040
Rent-A-Center, Inc.* (Commercial Services)	854	16,576
Republic Property Trust (REIT)	1,403	19,670
Resource Capital Corp. (REIT)	976	9,243
Resources Connection, Inc.* (Commercial Services)	610	19,807
RF Micro Devices, Inc.* (Telecommunications)	2,440	16,934
Rimage Corp.* (Computers)	427	10,265
Robbins & Myers, Inc. (Machinery-Diversified)	244	12,866
Rock-Tenn Co. - Class A (Forest Products & Paper)	488	14,991
Rofin-Sinar Technologies, Inc.* (Electronics)	244	15,877
Rosetta Resources, Inc.* (Oil & Gas)	732	13,183
RTI International Metals, Inc.* (Mining)	244	19,335
Rudolph Technologies, Inc.* (Semiconductors)	732	11,456
Rush Enterprises, Inc.* (Retail)	549	15,345
Russ Berrie and Co., Inc.* (Household Products/Wares)	671	10,327
Ryerson, Inc. (Iron/Steel)	366	11,745
SAIC, Inc.* (Commercial Services)	1,159	19,425
Sally Beauty Holdings, Inc.* (Retail)	1,281	10,286

See notes to the financial statements.

15

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Sanderson Farms, Inc. (Food)	305	$12,160
Sandy Spring Bancorp, Inc. (Banks)	610	16,433
Sapient Corp.* (Internet)	1,464	10,438
Savient Pharmaceuticals, Inc.* (Biotechnology)	854	10,111
SAVVIS, Inc.* (Telecommunications)	366	13,747
ScanSource, Inc.* (Distribution/Wholesale)	488	13,093
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	305	16,528
Scholastic Corp.* (Media)	549	17,667
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	488	11,141
Sciele Pharma, Inc.* (Pharmaceuticals)	549	12,731
Seabright Insurance Holdings* (Insurance)	854	15,483
Seacoast Banking Corp. of Florida (Banks)	793	12,712
Security Bank Corp. (Banks)	854	12,076
Select Comfort Corp.* (Retail)	732	11,668
Selective Insurance Group, Inc. (Insurance)	854	17,524
Semtech Corp.* (Semiconductors)	1,037	16,851
Senior Housing Properties Trust (REIT)	1,098	18,973
Senomyx, Inc.* (Commercial Services)	793	8,794
Signature Bank* (Banks)	488	15,074
Silgan Holdings, Inc. (Packaging & Containers)	305	15,744
Silicon Image, Inc.* (Semiconductors)	1,403	9,568
Sinclair Broadcast Group, Inc. - Class A (Media)	915	11,932
SiRF Technology Holdings, Inc.* (Semiconductors)	671	15,728
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	793	11,015
SkyWest, Inc. (Airlines)	732	16,331
Skyworks Solutions, Inc.* (Semiconductors)	2,135	16,909
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	732	8,996
Sohu.com, Inc.* (Internet)	427	13,720
Sonic Corp.* (Retail)	915	18,904
SonicWALL, Inc.* (Internet)	1,403	12,403
SonoSite, Inc.* (Healthcare - Products)	427	12,084
Sonus Networks, Inc.* (Telecommunications)	2,928	20,028
Sotheby’s (Commercial Services)	732	31,293
Southwest Bancorp, Inc. (Banks)	732	14,457
Spansion, Inc. - Class A* (Semiconductors)	1,220	12,944
Spartan Motors, Inc. (Auto Parts & Equipment)	549	6,703
Spartan Stores, Inc. (Food)	427	12,498
Spartech Corp. (Chemicals)	488	10,760
Spherion Corp.* (Commercial Services)	1,281	11,311
Spirit Finance Corp. (REIT)	1,525	22,158
SPSS, Inc.* (Software)	305	12,517
Stage Stores, Inc. (Retail)	671	11,971

Common Stocks, continued

	Shares	Value
Standard Microsystems Corp.* (Semiconductors)	427	$14,258
Standard Pacific Corp. (Home Builders)	854	12,648
Standex International Corp. (Miscellaneous Manufacturing)	671	15,903
Steiner Leisure, Ltd.ADR* (Commercial Services)	305	12,764
STERIS Corp. (Healthcare - Products)	793	21,689
Sterling Financial Corp. (Savings & Loans)	732	16,624
Steven Madden, Ltd. (Apparel)	427	12,041
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,769	12,401
Stifel Financial Corp.* (Diversified Financial Services)	244	13,486
Stone Energy Corp.* (Oil & Gas)	427	13,878
Strategic Hotels & Resorts, Inc. (REIT)	976	20,769
Strayer Education, Inc. (Commercial Services)	183	27,730
Suffolk Bancorp (Banks)	549	15,471
Sunrise Assisted Living, Inc.* (Healthcare - Services)	549	21,828
Sunstone Hotel Investors, Inc. (REIT)	854	21,196
Superior Bancorp* (Banks)	1,830	15,775
Superior Essex, Inc.* (Electrical Components & Equipment)	366	12,755
SureWest Communications (Telecommunications)	488	13,171
Swift Energy Co.* (Oil & Gas)	366	15,643
Sybase, Inc.* (Software)	976	23,151
Symbion, Inc.* (Healthcare - Services)	549	11,820
Symmetricom, Inc.* (Telecommunications)	1,403	10,466
Synaptics, Inc.* (Computers)	366	12,854
Take-Two Interactive Software, Inc.* (Software)	915	16,131
Taser International, Inc.* (Electronics)	976	14,904
Technitrol, Inc. (Electronics)	549	14,274
Technology Investment Capital Corp. (Investment Companies)	1,037	14,217
Tekelec* (Telecommunications)	854	10,940
Teledyne Technologies, Inc.* (Aerospace/Defense)	427	18,946
TeleTech Holdings, Inc.* (Commercial Services)	488	14,313
Tempur-Pedic International, Inc. (Home Furnishings)	915	28,502
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	610	21,533
Terra Industries, Inc.* (Chemicals)	1,098	26,934
Tessera Technologies, Inc.* (Semiconductors)	549	22,580
Tetra Tech, Inc.* (Environmental Control)	793	16,677
Texas Capital Bancshares, Inc.* (Banks)	732	14,538
Texas Industries, Inc. (Building Materials)	305	24,037
The BISYS Group, Inc.* (Computers)	1,586	18,984

See notes to the financial statements.

16

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
The Children’s Place Retail Stores, Inc.* (Retail)	305	$10,404
The Commerce Group, Inc. (Insurance)	671	19,278
The Genlyte Group, Inc.* (Building Materials)	305	21,219
The Geo Group, Inc.* (Commercial Services)	671	18,560
The Gymboree Corp.* (Apparel)	427	18,382
The Hain Celestial Group, Inc.* (Food)	610	16,525
The Medicines Co.* (Pharmaceuticals)	732	11,646
The Men’s Wearhouse, Inc. (Retail)	610	30,134
The Middleby Corp.* (Machinery-Diversified)	244	15,130
The Pantry, Inc.* (Retail)	305	10,626
The Pep Boys - Manny, Moe & Jack (Retail)	610	10,327
The Phoenix Cos., Inc. (Insurance)	1,586	21,871
The Spectranetics Corp.* (Healthcare - Products)	1,098	14,285
The Steak n Shake Co.* (Retail)	1,037	15,555
The Stride Rite Corp. (Apparel)	610	12,426
The Timberland Co. - Class A* (Apparel)	671	15,950
The Topps Co., Inc. (Toys/Games/Hobbies)	1,525	14,640
The TriZetto Group, Inc.* (Internet)	732	11,734
The Ultimate Software Group, Inc.* (Software)	488	13,239
The Warnaco Group, Inc.* (Apparel)	610	22,027
Thoratec Corp.* (Healthcare - Products)	793	15,392
THQ, Inc.* (Software)	732	21,052
Tibco Software, Inc.* (Internet)	2,440	19,837
TierOne Corp. (Savings & Loans)	427	9,911
Time Warner Telecom, Inc. - Class A* (Telecommunications)	1,586	31,006
Titan International, Inc. (Auto Parts & Equipment)	366	10,812
TiVo, Inc.* (Home Furnishings)	1,952	10,736
TNS, Inc. (Commercial Services)	976	12,756
TreeHouse Foods, Inc.* (Food)	549	12,303
Triarc Cos., Inc. (Retail)	1,037	14,839
TriCo Bancshares (Banks)	732	14,801
Trident Microsystems, Inc.* (Software)	732	11,134
TriQuint Semiconductor, Inc.* (Semiconductors)	2,623	11,594
Tronox, Inc. - Class B (Chemicals)	915	10,513
Trump Entertainment Resorts, Inc.* (Lodging)	732	4,904
TrustCo Bank Corp. NY (Banks)	2,440	22,643
Tupperware Corp. (Household Products/Wares)	793	20,626
Tween Brands, Inc.* (Retail)	366	14,003
TXCO Resources, Inc.* (Oil & Gas)	976	9,809
UAP Holding Corp. (Chemicals)	732	19,888
UCBH Holdings, Inc. (Banks)	1,281	21,060
UIL Holdings Corp. (Electric)	549	16,239
Under Armour, Inc. - Class A* (Retail)	305	18,730

Common Stocks, continued

	Shares	Value
United America Indemnity, Ltd. - Class A* (Insurance)	732	$15,723
United Natural Foods, Inc.* (Food)	610	16,610
United Online, Inc. (Internet)	1,098	15,504
United Stationers, Inc.* (Distribution/Wholesale)	305	19,441
United Therapeutics Corp.* (Pharmaceuticals)	305	21,155
Universal American Financial Corp.* (Insurance)	793	15,789
Universal Compression Holdings, Inc.* (Oil & Gas Services)	305	22,277
Universal Corp. (Agriculture)	305	16,839
Universal Health Realty Income Trust (REIT)	610	17,842
Urstadt Biddle Properties - Class A (REIT)	1,098	16,580
USA Mobility, Inc. (Telecommunications)	488	11,649
USEC, Inc.* (Mining)	1,037	17,411
UTStarcom, Inc.* (Telecommunications)	1,952	6,285
Vail Resorts, Inc.* (Entertainment)	366	19,599
Valassis Communications, Inc.* (Commercial Services)	732	8,689
Valeant Pharmaceuticals International (Pharmaceuticals)	1,159	18,185
Valmont Industries, Inc. (Metal Fabricate/Hardware)	244	18,444
ValueClick, Inc.* (Internet)	1,159	24,779
Varian, Inc.* (Electronics)	366	22,011
Veeco Instruments, Inc.* (Semiconductors)	732	13,396
Ventana Medical Systems, Inc.* (Healthcare - Products)	366	30,502
Viad Corp. (Commercial Services)	366	13,158
ViaSat, Inc.* (Telecommunications)	427	12,225
Vignette Corp.* (Internet)	732	15,401
ViroPharma, Inc.* (Pharmaceuticals)	976	12,542
VistaPrint, Ltd.ADR* (Commercial Services)	549	18,748
Visteon Corp.* (Auto Parts & Equipment)	1,830	11,749
Volcom, Inc.* (Apparel)	244	8,657
W-H Energy Services, Inc.* (Oil & Gas Services)	366	23,453
W.R. Grace & Co.* (Chemicals)	854	17,635
Wabtec Corp. (Machinery-Diversified)	610	24,912
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	976	24,605
Walter Industries, Inc. (Holding Companies - Diversified)	671	16,775
Warren Resources, Inc.* (Oil & Gas)	1,037	11,283
Washington Group International, Inc.* (Engineering & Construction)	305	24,498
Watsco, Inc. (Distribution/Wholesale)	305	15,223
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	488	21,740
Watts Water Technologies, Inc. - Class A (Electronics)	427	14,907
WD-40 Co. (Household Products/Wares)	488	16,197

See notes to the financial statements.

17

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Websense, Inc.* (Internet)	610	$12,176
West Coast Bancorp (Banks)	671	17,567
West Pharmaceutical Services, Inc. (Healthcare - Products)	427	19,762
Westar Energy, Inc. (Electric)	1,159	26,680
Whiting Petroleum Corp.* (Oil & Gas)	427	17,537
Willbros Group, Inc. ADR* (Oil & Gas Services)	427	13,459
Wind River Systems, Inc.* (Software)	1,220	11,663
Winn-Dixie Stores, Inc.* (Food)	427	11,405
Winnebago Industries, Inc. (Home Builders)	488	13,166
Winthrop Realty Trust (REIT)	2,684	17,875
WMS Industries, Inc.* (Leisure Time)	610	15,915
Wolverine World Wide, Inc. (Apparel)	732	19,808
Woodward Governor Co. (Electronics)	366	21,136
World Acceptance Corp.* (Diversified Financial Services)	305	9,818
World Fuel Services Corp. (Retail)	366	14,966
Worthington Industries, Inc. (Metal Fabricate/Hardware)	854	17,678
Wright Express Corp.* (Commercial Services)	549	18,699
Wright Medical Group, Inc.* (Healthcare - Products)	610	14,768
WSFS Financial Corp. (Savings & Loans)	305	16,842
XenoPort, Inc.* (Pharmaceuticals)	305	13,020
Yardville National Bancorp (Banks)	549	17,974
Zale Corp.* (Retail)	610	12,950
Zenith National Insurance Corp. (Insurance)	488	19,696
Zoltek Cos., Inc.* (Chemicals)	305	14,305
Zoran Corp.* (Semiconductors)	732	13,798
Zumiez, Inc.* (Retail)	305	11,282
Zymogenetics, Inc.* (Pharmaceuticals)	854	9,872

TOTAL COMMON STOCKS (Cost $11,953,405)		13,300,613

	Principal Amount	Value
Repurchase Agreements (28.9%)
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $4,600,662 (Collateralized by $4,635,000 of various U.S. Government Agency Obligations, 3.875% - 5.50%, 6/15/08 - 10/5/09, market value $4,695,784)	$4,600,000	4,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,600,000)		4,600,000

TOTAL INVESTMENT SECURITIES
(Cost $16,553,405) - 112.5%		17,900,613
Net other assets (liabilities) - (12.5)%		(1,983,913)

NET ASSETS—100.0%		$15,916,700

* Non-income producing security
ADR	American Depositary Receipt
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $5,045,300)	13	$(468,059)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $4,501,960)	58	431,781

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$1,921,647	$(9,590)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	204,248	(534)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31,2007:

Advertising		0.1%
Aerospace/Defense		0.8%
Aerospace/Defense Equipment		0.1%
Agriculture		0.2%
Airlines		0.4%
Apparel		1.2%
Auto Manufacturers		0.1%
Auto Parts & Equipment		0.9%
Banks		3.9%
Beverages		0.1%
Biotechnology		1.9%
Building Materials		0.6%
Chemicals		1.7%
Coal		0.1%
Commercial Services		5.8%
Computers		1.6%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		0.8%
Diversified Financial Services		1.8%
Electric		1.1%
Electrical Components & Equipment		1.0%
Electronics		2.7%
Energy - Alternate Sources		0.2%
Engineering & Construction		0.9%
Entertainment		0.6%
Environmental Control		0.4%
Food		1.5%
Forest Products & Paper		0.5%
Gas		0.3%
Hand/Machine Tools		0.2%
Healthcare - Products		3.2%
Healthcare - Services		1.5%

See notes to the financial statements.

18

PROFUNDS Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Holding Companies - Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.6%
Internet	3.0%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.9%
REIT	4.2%
Real Estate	0.1%
Retail	5.6%
Savings & Loans	1.3%
Semiconductors	3.0%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	4.4%
Toys/Games/Hobbies	0.5%
Transportation	1.6%
Trucking & Leasing	0.1%
Water	0.3%
Other**	16.4%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See notes to the financial statements.

19

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (82.7%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,336	$652,317
Abbott Laboratories (Pharmaceuticals)	15,680	794,819
Abercrombie & Fitch Co. - Class A (Retail)	896	62,630
ACE, Ltd.ADR (Insurance)	3,304	190,707
Adobe Systems, Inc.* (Software)	5,992	241,418
Advanced Micro Devices, Inc.* (Semiconductors)	5,600	75,824
Aetna, Inc. (Healthcare - Services)	5,264	253,041
Affiliated Computer Services, Inc. - Class A* (Computers)	1,008	54,089
AFLAC, Inc. (Insurance)	4,984	259,766
Agilent Technologies, Inc.* (Electronics)	4,032	153,821
Air Products & Chemicals, Inc. (Chemicals)	2,184	188,632
Akamai Technologies, Inc.* (Internet)	1,680	57,053
Alcoa, Inc. (Mining)	8,848	337,994
Allegheny Energy, Inc.* (Electric)	1,680	87,746
Allegheny Technologies, Inc. (Iron/Steel)	1,064	111,646
Allergan, Inc. (Pharmaceuticals)	3,136	182,296
Allied Waste Industries, Inc.* (Environmental Control)	2,576	33,153
Allstate Corp. (Insurance)	6,160	327,404
Alltel Corp. (Telecommunications)	3,528	232,672
Altera Corp. (Semiconductors)	3,584	83,149
Altria Group, Inc. (Agriculture)	21,392	1,421,926
Amazon.com, Inc.* (Internet)	3,136	246,301
Ambac Financial Group, Inc. (Insurance)	1,064	71,448
Ameren Corp. (Electric)	2,072	99,415
American Capital Strategies, Ltd. (Investment Companies)	1,736	65,916
American Electric Power, Inc. (Electric)	4,032	175,352
American Express Co. (Diversified Financial Services)	12,096	708,100
American International Group, Inc. (Insurance)	26,376	1,692,812
American Standard Cos. (Building Materials)	1,792	96,858
Ameriprise Financial, Inc. (Diversified Financial Services)	2,408	145,130
AmerisourceBergen Corp. (Pharmaceuticals)	1,960	92,336
Amgen, Inc.* (Biotechnology)	11,816	634,992
Anadarko Petroleum Corp. (Oil & Gas)	4,704	236,752
Analog Devices, Inc. (Semiconductors)	3,304	117,127
Anheuser-Busch Cos., Inc. (Beverages)	7,728	376,895
AON Corp. (Insurance)	2,968	118,839
Apache Corp. (Oil & Gas)	3,360	271,320
Apartment Investment and Management Co. - Class A (REIT)	1,008	42,588
Apollo Group, Inc. - Class A* (Commercial Services)	1,400	82,754
Apple Computer, Inc.* (Computers)	8,792	1,158,434
Applera Corp. - Applied Biosystems Group (Electronics)	1,848	57,695

Common Stocks, continued
	Shares	Value
Applied Materials, Inc. (Semiconductors)	14,056	$309,794
Archer-Daniels-Midland Co. (Agriculture)	6,664	223,910
Archstone-Smith Trust (REIT)	2,240	128,598
Ashland, Inc. (Chemicals)	560	34,194
Assurant, Inc. (Insurance)	1,008	51,126
AT&T, Inc. (Telecommunications)	62,720	2,456,115
Autodesk, Inc.* (Software)	2,352	99,654
Automatic Data Processing, Inc. (Software)	5,600	259,952
AutoNation, Inc.* (Retail)	1,512	29,454
AutoZone, Inc.* (Retail)	504	63,912
Avalonbay Communities, Inc. (REIT)	784	84,648
Avaya, Inc.* (Telecommunications)	4,592	75,952
Avery Dennison Corp. (Household Products/Wares)	952	58,396
Avon Products, Inc. (Cosmetics/Personal Care)	4,480	161,325
Baker Hughes, Inc. (Oil & Gas Services)	3,248	256,754
Ball Corp. (Packaging & Containers)	1,064	54,551
Bank of America Corp. (Banks)	45,136	2,140,349
Bank of New York Mellon Corp. (Banks)	11,447	487,070
Bard (C.R.), Inc. (Healthcare - Products)	1,064	83,492
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	57,366
Bausch & Lomb, Inc. (Healthcare - Products)	560	35,801
Baxter International, Inc. (Healthcare - Products)	6,608	347,581
BB&T Corp. (Banks)	5,544	207,456
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,232	149,343
Becton, Dickinson & Co. (Healthcare - Products)	2,464	188,151
Bed Bath & Beyond, Inc.* (Retail)	2,800	96,992
Bemis Co., Inc. (Packaging & Containers)	1,064	31,356
Best Buy Co., Inc. (Retail)	4,144	184,781
Big Lots, Inc.* (Retail)	1,120	28,963
Biogen Idec, Inc.* (Biotechnology)	3,472	196,307
BJ Services Co. (Oil & Gas Services)	2,968	77,613
Black & Decker Corp. (Hand/Machine Tools)	672	58,175
BMC Software, Inc.* (Software)	2,072	59,508
Boeing Co. (Aerospace/Defense)	8,008	828,267
Boston Properties, Inc. (REIT)	1,232	116,412
Boston Scientific Corp.* (Healthcare - Products)	12,040	158,326
Bristol-Myers Squibb Co. (Pharmaceuticals)	19,992	567,973
Broadcom Corp. - Class A* (Semiconductors)	4,704	154,338
Brown-Forman Corp. (Beverages)	784	52,089
Brunswick Corp. (Leisure Time)	896	25,052
Burlington Northern Santa Fe Corp. (Transportation)	3,640	298,990
C.H. Robinson Worldwide, Inc. (Transportation)	1,736	84,456
CA, Inc. (Software)	4,200	105,336
Campbell Soup Co. (Food)	2,184	80,437

See notes to the financial statements.

20

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Capital One Financial Corp. (Diversified Financial Services)	4,200	$297,192
Cardinal Health, Inc. (Pharmaceuticals)	3,920	257,662
Carnival Corp.ADR (Leisure Time)	4,480	198,509
Caterpillar, Inc. (Machinery - Construction & Mining)	6,496	511,885
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,904	66,488
CBS Corp. - Class B (Media)	7,448	236,251
Celgene Corp.* (Biotechnology)	3,864	234,004
CenterPoint Energy, Inc. (Electric)	3,248	53,527
Centex Corp. (Home Builders)	1,232	45,966
CenturyTel, Inc. (Telecommunications)	1,120	51,374
Chesapeake Energy Corp. (Oil & Gas)	4,144	141,062
ChevronTexaco Corp. (Oil & Gas)	21,840	1,862,078
Chubb Corp. (Insurance)	4,088	206,076
Ciena Corp.* (Telecommunications)	896	32,731
CIGNA Corp. (Insurance)	2,912	150,376
Cincinnati Financial Corp. (Insurance)	1,736	68,051
Cintas Corp. (Textiles)	1,344	49,137
Circuit City Stores, Inc. (Retail)	1,400	16,660
Cisco Systems, Inc.* (Telecommunications)	61,712	1,784,094
CIT Group, Inc. (Diversified Financial Services)	1,960	80,713
Citigroup, Inc. (Diversified Financial Services)	50,288	2,341,912
Citizens Communications Co. (Telecommunications)	3,472	50,101
Citrix Systems, Inc.* (Software)	1,848	66,842
Clear Channel Communications, Inc. (Media)	5,040	185,976
Clorox Co. (Household Products/Wares)	1,568	94,801
CME Group Inc. (Diversified Financial Services)	336	185,640
CMS Energy Corp. (Electric)	2,296	37,103
Coach, Inc.* (Apparel)	3,752	170,566
Coca-Cola Co. (Beverages)	20,440	1,065,128
Coca-Cola Enterprises, Inc. (Beverages)	2,856	64,717
Cognizant Technology Solutions Corp.* (Computers)	1,456	117,907
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,208	343,728
Comcast Corp. - Special Class A* (Media)	31,640	831,183
Comerica, Inc. (Banks)	1,568	82,571
Commerce Bancorp, Inc. (Banks)	1,960	65,562
Compass Bancshares, Inc. (Banks)	1,344	93,112
Computer Sciences Corp.* (Computers)	1,736	96,660
Compuware Corp.* (Software)	3,080	28,736
ConAgra Foods, Inc. (Food)	5,040	127,764
ConocoPhillips (Oil & Gas)	16,632	1,344,531
CONSOL Energy, Inc. (Coal)	1,848	76,969
Consolidated Edison, Inc. (Electric)	2,744	119,858
Constellation Brands, Inc.* (Beverages)	1,960	42,983

Common Stocks, continued
	Shares	Value
Constellation Energy Group, Inc. (Electric)	1,848	$154,862
Convergys Corp.* (Commercial Services)	1,400	26,670
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,848	97,796
Corning, Inc.* (Telecommunications)	16,016	381,821
Costco Wholesale Corp. (Retail)	4,536	271,253
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,048	170,372
Coventry Health Care, Inc.* (Healthcare - Services)	1,568	87,510
Covidien, Ltd.ADR* (Healthcare - Products)	5,040	206,388
CSX Corp. (Transportation)	4,424	209,742
Cummins, Inc. (Machinery-Diversified)	1,064	126,297
CVS Corp. (Retail)	15,680	551,779
D.R. Horton, Inc. (Home Builders)	2,800	45,696
Danaher Corp. (Miscellaneous Manufacturing)	2,408	179,829
Darden Restaurants, Inc. (Retail)	1,456	61,982
Dean Foods Co. (Food)	1,344	38,667
Deere & Co. (Machinery-Diversified)	2,296	276,484
Dell, Inc.* (Computers)	23,072	645,324
Developers Diversified Realty Corp. (REIT)	1,288	61,824
Devon Energy Corp. (Oil & Gas)	4,536	338,431
Dillards, Inc. - Class A (Retail)	616	18,412
DIRECTV Group, Inc.* (Media)	7,840	175,694
Discover Financial Services* (Diversified Financial Services)	5,345	123,202
Dominion Resources, Inc. (Electric)	3,584	301,845
Dover Corp. (Miscellaneous Manufacturing)	2,072	105,672
Dow Jones & Co., Inc. (Media)	672	38,559
DTE Energy Co. (Electric)	1,792	83,113
Du Pont (Chemicals)	9,408	439,636
Duke Energy Corp. (Electric)	12,824	218,393
Dynegy, Inc. - Class A* (Electric)	4,088	36,424
E* TRADE Financial Corp.* (Diversified Financial Services)	4,368	80,895
Eastman Chemical Co. (Chemicals)	840	57,809
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,912	73,528
Eaton Corp. (Miscellaneous Manufacturing)	1,512	146,936
eBay, Inc.* (Internet)	11,536	373,766
Ecolab, Inc. (Chemicals)	1,792	75,461
Edison International (Electric)	3,304	174,749
El Paso Corp. (Pipelines)	7,112	118,415
Electronic Arts, Inc.* (Software)	3,136	152,535
Electronic Data Systems Corp. (Computers)	5,152	139,052
Eli Lilly & Co. (Pharmaceuticals)	10,024	542,198
Embarq Corp. (Telecommunications)	1,512	93,426
EMC Corp.* (Computers)	21,336	394,929
Emerson Electric Co. (Electrical Components & Equipment)	8,064	379,573
Ensco International, Inc. (Oil & Gas)	1,512	92,338
Entergy Corp. (Electric)	2,016	201,519
EOG Resources, Inc. (Oil & Gas)	2,464	172,726
Equifax, Inc. (Commercial Services)	1,456	58,910

See notes to the financial statements.

21

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Equity Residential Properties Trust (REIT)	2,968	$118,156
Exelon Corp. (Electric)	6,832	479,265
Express Scripts, Inc.* (Pharmaceuticals)	2,800	140,364
Exxon Mobil Corp. (Oil & Gas)	57,288	4,876,927
Family Dollar Stores, Inc. (Retail)	1,512	44,785
Fannie Mae (Diversified Financial Services)	9,912	593,134
Federated Investors, Inc. - Class B (Diversified Financial Services)	896	32,265
FedEx Corp. (Transportation)	3,136	347,281
Fidelity National Information Services, Inc. (Software)	1,680	83,378
Fifth Third Bancorp (Banks)	5,600	206,584
First Data Corp. (Software)	7,672	243,893
First Horizon National Corp. (Banks)	1,288	40,855
FirstEnergy Corp. (Electric)	3,080	187,110
Fiserv, Inc.* (Software)	1,736	85,793
Fluor Corp. (Engineering & Construction)	896	103,497
Ford Motor Co.* (Auto Manufacturers)	19,096	162,507
Forest Laboratories, Inc.* (Pharmaceuticals)	3,248	130,570
Fortune Brands, Inc. (Household Products/Wares)	1,568	127,478
FPL Group, Inc. (Electric)	4,144	239,233
Franklin Resources, Inc. (Diversified Financial Services)	1,680	213,982
Freddie Mac (Diversified Financial Services)	6,720	384,854
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,808	357,876
Gannett Co., Inc. (Media)	2,408	120,159
General Dynamics Corp. (Aerospace/Defense)	4,144	325,553
General Electric Co. (Miscellaneous Manufacturing)	104,608	4,054,606
General Growth Properties, Inc. (REIT)	2,408	115,536
General Mills, Inc. (Food)	3,528	196,227
General Motors Corp. (Auto Manufacturers)	5,768	186,883
Genuine Parts Co. (Distribution/Wholesale)	1,736	82,599
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,256	129,893
Genzyme Corp.* (Biotechnology)	2,688	169,532
Gilead Sciences, Inc.* (Pharmaceuticals)	9,520	354,430
Goodrich Corp. (Aerospace/Defense)	1,288	81,028
Google, Inc. - Class A* (Internet)	2,240	1,142,400
H & R Block, Inc. (Commercial Services)	3,304	65,915
Halliburton Co. (Oil & Gas Services)	9,296	334,842
Harley-Davidson, Inc. (Leisure Time)	2,632	150,866
Harman International Industries, Inc. (Home Furnishings)	672	77,952
Harrah’s Entertainment, Inc. (Lodging)	1,904	161,250
Hartford Financial Services Group, Inc. (Insurance)	3,248	298,394
Hasbro, Inc. (Toys/Games/Hobbies)	1,624	45,504

Common Stocks, continued
	Shares	Value
Heinz (H.J.) Co. (Food)	3,304	$144,583
Hercules, Inc.* (Chemicals)	1,176	24,414
Hess Corp. (Oil & Gas)	2,800	171,360
Hewlett-Packard Co. (Computers)	26,656	1,226,976
Hilton Hotels Corp. (Lodging)	3,976	175,779
Home Depot, Inc. (Retail)	20,048	745,184
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,952	457,320
Hospira, Inc.* (Pharmaceuticals)	1,568	60,635
Host Marriott Corp. (REIT)	5,320	112,358
Hudson City Bancorp, Inc. (Savings & Loans)	4,928	60,220
Humana, Inc.* (Healthcare - Services)	1,736	111,260
Huntington Bancshares, Inc. (Banks)	2,408	46,234
IAC/InterActiveCorp* (Internet)	2,240	64,378
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,200	231,210
IMS Health, Inc. (Software)	2,016	56,710
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	3,080	154,986
Integrys Energy Group, Inc. (Electric)	784	38,800
Intel Corp. (Semiconductors)	59,080	1,395,470
International Business Machines Corp. (Computers)	13,888	1,536,707
International Flavors & Fragrances, Inc. (Chemicals)	784	39,286
International Game Technology (Entertainment)	3,360	118,675
International Paper Co. (Forest Products & Paper)	4,424	163,998
Interpublic Group of Cos., Inc.* (Advertising)	4,760	49,932
Intuit, Inc.* (Software)	3,472	99,438
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,848	116,202
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,296	156,220
J.P. Morgan Chase & Co. (Diversified Financial Services)	34,720	1,528,027
Jabil Circuit, Inc. (Electronics)	1,848	41,635
Janus Capital Group, Inc. (Diversified Financial Services)	1,904	57,234
JDS Uniphase Corp.* (Telecommunications)	2,128	30,494
Johnson & Johnson (Healthcare - Products)	29,456	1,782,088
Johnson Controls, Inc. (Auto Parts & Equipment)	2,016	228,110
Jones Apparel Group, Inc. (Apparel)	1,120	27,955
Juniper Networks, Inc.* (Telecommunications)	5,768	172,809
KB Home (Home Builders)	784	24,939
Kellogg Co. (Food)	2,520	130,561
KeyCorp (Banks)	3,976	137,927
KeySpan Corp. (Gas)	1,792	74,458
Kimberly-Clark Corp. (Household Products/Wares)	4,648	312,671
Kimco Realty Corp. (REIT)	2,296	85,710
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,464	41,913
KLA -Tencor Corp. (Semiconductors)	1,960	111,308
Kohls Corp.* (Retail)	3,304	200,883
Kraft Foods, Inc. (Food)	16,296	533,694

See notes to the financial statements.

22

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Kroger Co. (Food)	7,224	$187,535
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,288	125,657
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,176	86,848
Legg Mason, Inc. (Diversified Financial Services)	1,344	120,960
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,792	37,148
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,432	336,784
Lennar Corp. - Class A (Home Builders)	1,400	42,924
Lexmark International, Inc. - Class A* (Computers)	952	37,642
Limited, Inc. (Retail)	3,472	83,849
Lincoln National Corp. (Insurance)	2,744	165,518
Linear Technology Corp. (Semiconductors)	2,576	91,834
Liz Claiborne, Inc. (Apparel)	1,064	37,389
Lockheed Martin Corp. (Aerospace/Defense)	3,584	352,952
Loews Corp. (Insurance)	4,536	215,006
Lowe’s Cos., Inc. (Retail)	15,288	428,217
LSI Logic Corp.* (Semiconductors)	7,840	56,448
M&T Bank Corp. (Banks)	784	83,331
Macy’s, Inc. (Retail)	4,648	167,653
Manor Care, Inc. (Healthcare - Services)	728	46,119
Marathon Oil Corp. (Oil & Gas)	6,944	383,309
Marriott International, Inc. - Class A (Lodging)	3,360	139,608
Marsh & McLennan Cos., Inc. (Insurance)	5,656	155,823
Marshall & Ilsley Corp. (Banks)	2,632	108,465
Masco Corp. (Building Materials)	3,864	105,139
Mattel, Inc. (Toys/Games/Hobbies)	3,976	91,090
Maxim Integrated Products, Inc. (Semiconductors)	3,248	102,962
MBIA, Inc. (Insurance)	1,344	75,398
McCormick & Co., Inc. (Food)	1,344	45,911
McDonald’s Corp. (Retail)	12,152	581,716
McGraw-Hill Cos., Inc. (Media)	3,472	210,056
McKesson Corp. (Commercial Services)	3,024	174,666
MeadWestvaco Corp. (Forest Products & Paper)	1,848	60,134
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,856	232,107
Medtronic, Inc. (Healthcare - Products)	11,704	593,042
MEMC Electronic Materials, Inc.* (Semiconductors)	2,296	140,791
Merck & Co., Inc. (Pharmaceuticals)	22,064	1,095,478
Meredith Corp. (Media)	392	22,144
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,848	656,522
MetLife, Inc. (Insurance)	7,560	455,263
MGIC Investment Corp. (Insurance)	840	32,474
Micron Technology, Inc.* (Semiconductors)	7,672	91,067
Microsoft Corp. (Software)	85,624	2,482,240
Millipore Corp.* (Biotechnology)	560	44,022

Common Stocks, continued
	Shares	Value
Molex, Inc. (Electrical Components & Equipment)	1,456	$41,263
Molson Coors Brewing Co. - Class B (Beverages)	504	44,826
Monsanto Co. (Agriculture)	5,544	357,311
Monster Worldwide, Inc.* (Internet)	1,344	52,268
Moody’s Corp. (Commercial Services)	2,352	126,538
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,696	683,154
Motorola, Inc. (Telecommunications)	23,520	399,605
Murphy Oil Corp. (Oil & Gas)	1,904	118,124
Mylan Laboratories, Inc. (Pharmaceuticals)	2,520	40,396
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,856	83,509
National City Corp. (Banks)	5,880	172,813
National Semiconductor Corp. (Semiconductors)	2,856	74,227
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,792	215,237
NCR Corp.* (Computers)	1,848	96,503
Network Appliance, Inc.* (Computers)	3,752	106,332
Newell Rubbermaid, Inc. (Housewares)	2,856	75,541
Newmont Mining Corp. (Mining)	4,592	191,716
News Corp. - Class A (Media)	23,688	500,291
Nicor, Inc. (Gas)	448	17,656
NIKE, Inc. - Class B (Apparel)	3,864	218,123
NiSource, Inc. (Electric)	2,800	53,396
Noble Corp.ADR (Oil & Gas)	1,344	137,706
Nordstrom, Inc. (Retail)	2,296	109,244
Norfolk Southern Corp. (Transportation)	3,976	213,829
Northern Trust Corp. (Banks)	1,904	118,924
Northrop Grumman Corp. (Aerospace/Defense)	3,528	268,481
Novell, Inc.* (Software)	3,528	23,673
Novellus Systems, Inc.* (Semiconductors)	1,288	36,734
Nucor Corp. (Iron/Steel)	3,080	154,616
NVIDIA Corp.* (Semiconductors)	3,696	169,129
Occidental Petroleum Corp. (Oil & Gas)	8,456	479,624
Office Depot, Inc.* (Retail)	2,800	69,888
OfficeMax, Inc. (Retail)	784	25,778
Omnicom Group, Inc. (Advertising)	3,360	174,283
Oracle Corp.* (Software)	40,264	769,848
PACCAR, Inc. (Auto Manufacturers)	2,520	206,186
Pactiv Corp.* (Packaging & Containers)	1,344	42,484
Pall Corp. (Miscellaneous Manufacturing)	1,232	51,153
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,176	116,048
Patterson Cos., Inc.* (Healthcare - Products)	1,400	50,218
Paychex, Inc. (Commercial Services)	3,472	143,671
Peabody Energy Corp. (Coal)	2,688	113,595
PepsiCo, Inc. (Beverages)	16,576	1,087,717
PerkinElmer, Inc. (Electronics)	1,232	34,287
Pfizer, Inc. (Pharmaceuticals)	71,344	1,677,297
PG&E Corp. (Electric)	3,584	153,431

See notes to the financial statements.

23

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Pinnacle West Capital Corp. (Electric)	1,008	$37,780
Pitney Bowes, Inc. (Office/Business Equipment)	2,240	103,264
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,792	69,637
PNC Financial Services Group (Banks)	3,528	235,141
Polo Ralph Lauren Corp. (Apparel)	616	55,040
PPG Industries, Inc. (Chemicals)	1,680	128,134
PPL Corp. (Electric)	3,920	184,789
Praxair, Inc. (Chemicals)	3,248	248,862
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,400	191,884
Principal Financial Group, Inc. (Insurance)	2,744	154,734
Procter & Gamble Co. (Cosmetics/Personal Care)	32,032	1,981,500
Progress Energy, Inc. (Electric)	2,576	112,468
Progress Energy, Inc. CVO* (Electric)	987	0
Progressive Corp. (Insurance)	7,504	157,434
Prologis (REIT)	2,632	149,761
Prudential Financial, Inc. (Insurance)	4,760	421,879
Public Service Enterprise Group, Inc. (Electric)	2,576	221,922
Public Storage, Inc. (REIT)	1,232	86,351
Pulte Homes, Inc. (Home Builders)	2,184	42,239
QLogic Corp.* (Semiconductors)	1,624	21,583
Qualcomm, Inc. (Telecommunications)	16,968	706,717
Quest Diagnostics, Inc. (Healthcare - Services)	1,624	90,083
Questar Corp. (Pipelines)	1,792	92,270
Qwest Communications International, Inc.* (Telecommunications)	15,792	134,706
R.R. Donnelley & Sons Co. (Commercial Services)	2,240	94,662
RadioShack Corp. (Retail)	1,400	35,182
Raytheon Co. (Aerospace/Defense)	4,536	251,113
Regions Financial Corp. (Banks)	7,168	215,542
Reynolds American, Inc. (Agriculture)	1,736	106,191
Robert Half International, Inc. (Commercial Services)	1,680	57,103
Rockwell Collins, Inc. (Aerospace/Defense)	1,680	115,416
Rockwell International Corp. (Machinery-Diversified)	1,624	113,664
Rohm & Haas Co. (Chemicals)	1,456	82,293
Rowan Cos., Inc. (Oil & Gas)	1,120	47,253
Ryder System, Inc. (Transportation)	616	33,492
SAFECO Corp. (Insurance)	1,064	62,212
Safeway, Inc. (Food)	4,480	142,778
SanDisk Corp.* (Computers)	2,296	123,134
Sara Lee Corp. (Food)	7,448	118,051
Schering-Plough Corp. (Pharmaceuticals)	15,120	431,525
Schlumberger, Ltd.ADR (Oil & Gas Services)	11,984	1,135,125
Schwab (Diversified Financial Services)	10,304	207,420
Seagate Technology, Inc.(a)* (Computers)	2,565	0

Common Stocks, continued
	Shares	Value
Sealed Air Corp. (Packaging & Containers)	1,624	$44,254
Sears Holdings Corp.* (Retail)	840	114,904
Sempra Energy (Gas)	2,688	141,711
Sherwin-Williams Co. (Chemicals)	1,120	78,053
Sigma-Aldrich Corp. (Chemicals)	1,344	60,910
Simon Property Group, Inc. (REIT)	2,296	198,673
SLM Corp. (Diversified Financial Services)	4,200	206,514
Smith International, Inc. (Oil & Gas Services)	2,016	123,803
Snap-on, Inc. (Hand/Machine Tools)	616	32,235
Solectron Corp.* (Electronics)	9,184	34,532
Southern Co. (Electric)	7,672	258,086
Southwest Airlines Co. (Airlines)	7,952	124,528
Sovereign Bancorp, Inc. (Savings & Loans)	3,696	70,741
Spectra Energy Corp. (Pipelines)	6,440	164,027
Sprint Corp. (Telecommunications)	29,400	603,582
St. Jude Medical, Inc.* (Healthcare - Products)	3,416	147,366
Staples, Inc. (Retail)	7,280	167,586
Starbucks Corp.* (Retail)	7,560	201,701
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,184	137,505
State Street Corp. (Banks)	3,416	228,974
Stryker Corp. (Healthcare - Products)	3,024	188,788
Sun Microsystems, Inc.* (Computers)	36,288	185,069
Sunoco, Inc. (Oil & Gas)	1,232	82,199
SunTrust Banks, Inc. (Banks)	3,640	285,012
SuperValu, Inc. (Food)	2,128	88,674
Symantec Corp.* (Internet)	9,184	176,333
Synovus Financial Corp. (Banks)	3,304	92,380
Sysco Corp. (Food)	6,272	199,951
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,688	140,125
Target Corp. (Retail)	8,680	525,748
TECO Energy, Inc. (Electric)	2,128	34,346
Tektronix, Inc. (Electronics)	840	27,594
Tellabs, Inc.* (Telecommunications)	4,424	50,212
Temple-Inland, Inc. (Forest Products & Paper)	1,064	61,850
Tenet Healthcare Corp.* (Healthcare - Services)	4,816	24,947
Teradyne, Inc.* (Semiconductors)	1,904	29,874
Terex Corp.* (Machinery - Construction & Mining)	1,064	91,770
Texas Instruments, Inc. (Semiconductors)	14,560	512,366
Textron, Inc. (Miscellaneous Manufacturing)	1,288	145,402
The AES Corp.* (Electric)	6,776	133,148
The Dow Chemical Co. (Chemicals)	9,688	421,234
The E.W. Scripps Co. - Class A (Media)	840	34,415
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,176	52,944
The Gap, Inc. (Retail)	5,376	92,467
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,144	780,481
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,072	59,508
The Hershey Co. (Food)	1,736	80,030

See notes to the financial statements.

24

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Common Stocks, continued
The New York Times Co. - Class A (Media)	1,456	$33,284
The Pepsi Bottling Group, Inc. (Beverages)	1,344	44,970
The Stanley Works (Hand/Machine Tools)	840	46,477
The Travelers Companies, Inc. (Insurance)	6,776	344,085
The Williams Cos., Inc. (Pipelines)	6,104	196,854
Thermo Electron Corp.* (Electronics)	4,312	225,130
Tiffany & Co. (Retail)	1,400	67,550
Time Warner, Inc. (Media)	38,472	740,971
TJX Cos., Inc. (Retail)	4,648	128,982
Torchmark Corp. (Insurance)	952	58,586
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	2,912	312,894
Tribune Co. (Media)	840	23,486
TXU Corp. (Electric)	4,648	303,282
Tyco Electronics, Ltd.* (Electronics)	5,040	180,533
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	5,040	238,342
Tyson Foods, Inc. - Class A (Food)	2,576	54,869
U.S. Bancorp (Banks)	17,696	529,995
Union Pacific Corp. (Transportation)	2,744	326,920
Unisys Corp.* (Computers)	3,528	28,542
United Parcel Service, Inc. - Class B (Transportation)	10,752	814,141
United States Steel Corp. (Iron/Steel)	1,176	115,589
United Technologies Corp. (Aerospace/Defense)	10,136	739,624
UnitedHealth Group, Inc. (Healthcare - Services)	13,608	659,035
UnumProvident Corp. (Insurance)	3,472	84,370
UST, Inc. (Agriculture)	1,624	86,965
V. F. Corp. (Apparel)	896	76,868
Valero Energy Corp. (Oil & Gas)	5,600	375,256
Varian Medical Systems, Inc.* (Healthcare - Products)	1,288	52,550
VeriSign, Inc.* (Internet)	2,520	74,819
Verizon Communications, Inc. (Telecommunications)	29,512	1,257,801
Viacom, Inc. - Class B* (Media)	7,000	268,100
Vornado Realty Trust (REIT)	1,344	143,848
Vulcan Materials Co. (Building Materials)	952	91,125
W.W. Grainger, Inc. (Distribution/Wholesale)	728	63,598
Wachovia Corp. (Banks)	19,432	917,385
Wal-Mart Stores, Inc. (Retail)	24,640	1,132,208
Walgreen Co. (Retail)	10,192	450,283
Walt Disney Co. (Media)	20,160	665,280
Washington Mutual, Inc. (Savings & Loans)	9,016	338,371
Waste Management, Inc. (Environmental Control)	5,264	200,190
Waters Corp.* (Electronics)	1,008	58,726
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,064	32,367
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,416	189,007
WellPoint, Inc.* (Healthcare - Services)	6,216	466,946
Wells Fargo & Co. (Banks)	33,936	1,146,019
Wendy’s International, Inc. (Retail)	896	31,387
	Shares	Value

Common Stocks, continued
	Shares	Value
Western Union Co. (Commercial Services)	7,840	$156,408
Weyerhaeuser Co. (Forest Products & Paper)	2,184	155,588
Whirlpool Corp. (Home Furnishings)	784	80,054
Whole Foods Market, Inc. (Food)	1,456	53,930
Windstream Corp. (Telecommunications)	4,872	67,039
Wrigley (Wm.) Jr. Co. (Food)	2,184	125,973
Wyeth (Pharmaceuticals)	13,664	662,977
Wyndham Worldwide Corp.* (Lodging)	1,848	62,185
Xcel Energy, Inc. (Electric)	4,144	84,123
Xerox Corp.* (Office/Business Equipment)	9,520	166,219
Xilinx, Inc. (Semiconductors)	3,024	75,600
XL Capital, Ltd. - Class A (Insurance)	1,904	148,245
XTO Energy, Inc. (Oil & Gas)	3,920	213,758
Yahoo!, Inc.* (Internet)	12,320	286,440
YUM! Brands, Inc. (Retail)	5,376	172,247
Zimmer Holdings, Inc.* (Healthcare - Products)	2,408	187,246
Zions Bancorp (Banks)	1,120	83,496

TOTAL COMMON STOCKS
(Cost $79,398,233)		131,514,155

	Principal Amount	Value
Repurchase Agreements (15.6%)
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $24,920,585 (Collateralized by $25,250,000 of various Federal Home Loan Bank Securities, 4.16%-5.50%, 7/17/09-6/14/10, market value $25,417,923)	$24,917,000	24,917,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,917,000)		24,917,000

	Shares	Value
Rights/Warrants (NM)
Lucent Technologies, Inc.
(Telecommunications)	14,324	$1,003

TOTAL RIGHTS/WARRANTS
(Cost $0)		1,003

TOTAL INVESTMENT SECURITIES
(Cost $104,315,233)—98.3%		156,432,158
Net other assets (liabilities) — 1.7%		2,633,252
NET ASSETS — 100.0%		$159,065,410

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
CVO	Contingent Value Obligation
ADR	American Depositary Receipt

See notes to the financial statements.

25

PROFUNDS UltraBull ProFund	Schedule of Portfolio Investments July 31, 2007

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $112,362,250)	308	$(4,240,050)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $9,485,125)	130	147,215

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	$82,822,383	$(263,647)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/28/07	778,719	(2,439)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31,2007:

Advertising		0.1%
Aerospace/Defense		2.1%
Agriculture		1.4%
Airlines		0.1%
Apparel		0.3%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.1%
Banks		4.9%
Beverages		1.6%
Biotechnology		0.8%
Building Materials		0.3%
Chemicals		1.3%
Coal		0.2%
Commercial Services		0.6%
Computers		3.9%
Cosmetics/Personal Care		1.5%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.5%
Electric		2.7%
Electrical Components & Equipment		0.2%
Electronics		0.3%
Engineering & Construction		0.1%
Entertainment		0.1%
Environmental Control		0.1%
Food		1.5%
Forest Products & Paper		0.2%
Gas		0.2%
Hand/Machine Tools		NM %
Healthcare - Products		2.4%
Healthcare - Services		1.3%
Home Builders		NM %
Home Furnishings		0.2%
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		3.7%
Internet		1.5%
Investment Companies		NM %
Iron/Steel		0.3%
Leisure Time		0.2%

Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.4%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.5%
Packaging & Containers	NM %
Pharmaceuticals	4.6%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM %
Retail	4.4%
Savings & Loans	0.2%
Semiconductors	2.5%
Software	3.3%
Telecommunications	5.2%
Textiles	NM %
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	17.3%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

26

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks (72.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	36,080	$144,320
AAR Corp.* (Aerospace/Defense)	3,520	105,002
Aaron Rents, Inc. (Commercial Services)	4,400	101,728
ABM Industries, Inc. (Commercial Services)	4,840	121,774
Acco Brands Corp.* (Household Products/Wares)	4,840	100,091
ACI Worldwide, Inc.* (Software)	3,520	107,466
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,640	160,987
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,520	208,032
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	3,080	113,991
Administaff, Inc. (Commercial Services)	2,640	86,328
ADTRAN, Inc. (Telecommunications)	5,280	137,755
Advance America Cash Advance Centers, Inc. (Commercial Services)	7,040	103,277
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,960	70,132
Advanta Corp. - Class B (Diversified Financial Services)	3,960	101,614
Advisory Board Co.* (Commercial Services)	2,200	113,278
Aecom Technology Corp.* (Engineering & Construction)	3,960	102,762
Aeroflex, Inc.* (Telecommunications)	7,920	111,118
Aeropostale, Inc.* (Retail)	3,960	150,797
AFC Enterprises, Inc.* (Retail)	5,280	82,738
Affymetrix, Inc.* (Biotechnology)	5,720	139,454
Aftermarket Technology Corp.* (Auto Parts & Equipment)	3,080	93,478
Agilysys, Inc. (Computers)	3,960	76,072
AirTran Holdings, Inc.* (Airlines)	8,800	86,592
Alaska Air Group, Inc.* (Airlines)	3,960	92,387
Alaska Communications Systems Group, Inc. (Telecommunications)	6,600	94,842
Albany International Corp. - Class A (Machinery-Diversified)	3,080	115,438
Alesco Financial, Inc. (REIT)	10,560	49,526
Alexandria Real Estate Equities, Inc. (REIT)	2,200	189,486
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,080	179,133
Align Technology, Inc.* (Healthcare - Products)	5,280	137,808
Alkermes, Inc.* (Pharmaceuticals)	9,240	131,578
Alliance One International, Inc.* (Agriculture)	10,560	91,344
Allscripts Healthcare Solutions, Inc.* (Software)	4,840	110,110
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,840	116,692
Alpha Natural Resources, Inc.* (Coal)	6,600	117,810
Alpharma, Inc. - Class A (Pharmaceuticals)	3,960	98,168
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,320	70,871

Common Stocks, continued
	Shares	Value
Amedisys, Inc.* (Healthcare - Services)	2,640	$99,924
AMERCO* (Trucking & Leasing)	1,320	84,282
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,400	106,480
American Campus Communities, Inc. (REIT)	4,400	112,420
American Commercial Lines, Inc.* (Transportation)	5,720	126,698
American Dental Partners, Inc.* (Healthcare - Services)	3,520	90,358
American Equity Investment Life Holding Co. (Insurance)	8,360	94,886
American Financial Realty Trust (REIT)	15,400	135,058
American Home Mortgage Investment Corp. (REIT)	4,840	5,034
American Medical Systems Holdings, Inc.* (Healthcare - Products)	7,040	128,691
American Physicians Capital, Inc.* (Insurance)	2,640	100,109
American Reprographics Co.* (Software)	3,080	76,754
American States Water Co. (Water)	4,840	178,548
American Superconductor Corp.* (Electrical Components & Equipment)	4,400	83,996
AmericanWest Bancorp. (Banks)	6,600	100,650
AMERIGROUP Corp.* (Healthcare - Services)	4,840	133,971
Ameris Bancorp (Banks)	5,280	94,248
Ameristar Casinos, Inc. (Lodging)	3,080	97,574
Ameron International Corp. (Miscellaneous Manufacturing)	1,320	129,136
Amkor Technology, Inc.* (Semiconductors)	9,240	114,206
AMN Healthcare Services, Inc.* (Commercial Services)	3,960	85,021
ANADIGICS, Inc.* (Semiconductors)	6,160	89,505
Analogic Corp. (Electronics)	1,760	116,846
Andrew Corp.* (Telecommunications)	13,640	191,778
Anixter International, Inc.* (Telecommunications)	2,200	181,830
ANSYS, Inc.* (Software)	6,600	171,864
Anworth Mortgage Asset Corp. (REIT)	11,880	93,852
Apex Silver Mines, Ltd.ADR* (Mining)	5,280	88,598
Apogee Enterprises, Inc. (Building Materials)	3,520	90,675
Apollo Investment Corp. (Investment Companies)	7,920	167,033
Applebee’s International, Inc. (Retail)	6,600	162,360
Applera Corp.-Celera Genomics Group* (Biotechnology)	9,240	111,065
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,400	124,916
Applied Micro Circuits Corp.* (Semiconductors)	33,440	97,645
Apria Healthcare Group, Inc.* (Healthcare - Services)	3,960	103,831
AptarGroup, Inc. (Miscellaneous Manufacturing)	5,720	208,208

See notes to the financial statements.

27

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
Aquila, Inc.* (Electric)	40,480	$153,014
Arbitron, Inc. (Commercial Services)	2,640	131,472
Arch Chemicals, Inc. (Chemicals)	3,080	108,970
Arena Pharmaceuticals, Inc.* (Biotechnology)	7,920	90,526
Argonaut Group, Inc. (Insurance)	3,960	109,019
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	14,520	63,743
Ariba, Inc.* (Internet)	9,680	80,828
Arlington Tankers, Ltd.ADR (Transportation)	5,280	142,296
Array BioPharma, Inc.* (Pharmaceuticals)	7,480	75,174
Arris Group, Inc.* (Telecommunications)	9,240	136,937
Arrow International, Inc. (Healthcare - Products)	2,640	116,662
ArthroCare Corp.* (Healthcare - Products)	2,640	133,637
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,040	139,603
Ashford Hospitality Trust (REIT)	11,880	121,414
Aspen Insurance Holdings, Ltd. (Insurance)	7,480	182,886
Aspen Technology, Inc.* (Software)	8,360	103,664
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	8,360	75,240
Assured Guaranty, Ltd.ADR (Insurance)	6,160	149,934
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,200	114,774
Atheros Communications* (Telecommunications)	4,840	134,939
Atlas America, Inc. (Oil & Gas)	2,200	106,832
ATMI, Inc.* (Semiconductors)	3,520	102,010
ATP Oil & Gas Corp.* (Oil & Gas)	2,200	99,858
Atwood Oceanics, Inc.* (Oil & Gas)	2,200	150,920
Authorize.Net Holdings, Inc.* (Internet)	4,840	83,877
Avid Technology, Inc.* (Software)	3,960	127,116
Avocent Corp.* (Internet)	4,840	132,374
Badger Meter, Inc. (Electronics)	3,520	118,448
Baldor Electric Co. (Hand/Machine Tools)	3,960	180,734
Bally Technologies, Inc.* (Entertainment)	5,280	129,888
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	5,280	98,208
BankFinancial Corp. (Savings & Loans)	8,800	121,440
Banner Corp. (Banks)	3,960	121,255
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,400	137,280
Basic Energy Services, Inc.* (Oil & Gas Services)	4,400	92,488
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	5,280	78,989
BearingPoint, Inc.* (Commercial Services)	18,920	123,358
Beazer Homes USA, Inc. (Home Builders)	3,520	49,245
Belden, Inc. (Electrical Components & Equipment)	3,520	192,825

Common Stocks, continued
	Shares	Value
Belo Corp. - Class A (Media)	7,920	$141,768
Benchmark Electronics, Inc.* (Electronics)	6,160	136,752
Berry Petroleum Co. - Class A (Oil & Gas)	3,520	130,979
Big 5 Sporting Goods Corp. (Retail)	3,960	84,625
Bill Barrett Corp.* (Oil & Gas)	2,640	90,605
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,760	130,522
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,800	158,928
BioMed Realty Trust, Inc. (REIT)	6,600	144,144
Blackbaud, Inc. (Software)	4,840	101,350
Blackboard, Inc.* (Software)	3,080	136,228
Blockbuster, Inc. - Class A* (Retail)	20,240	86,830
Blue Nile, Inc.* (Internet)	1,320	99,805
Bob Evans Farms, Inc. (Retail)	3,960	128,502
Borders Group, Inc. (Retail)	5,720	93,579
Borland Software Corp.* (Software)	15,400	81,774
Boston Private Financial Holdings, Inc. (Banks)	5,280	134,587
Bowater, Inc. (Forest Products & Paper)	5,280	103,594
Bowne & Co., Inc. (Commercial Services)	5,280	91,555
Brady Corp. - Class A (Electronics)	4,400	153,956
Briggs & Stratton Corp. (Machinery-Diversified)	4,400	124,784
Bright Horizons Family Solutions, Inc.* (Commercial Services)	3,080	119,504
Brightpoint, Inc.* (Distribution/Wholesale)	5,280	69,326
Bristow Group, Inc.* (Transportation)	2,200	104,346
Brooks Automation, Inc.* (Semiconductors)	7,040	123,693
Brown Shoe Co., Inc. (Retail)	4,400	92,136
Brush Engineered Materials, Inc.* (Mining)	2,200	83,314
Buckeye Technologies, Inc.* (Forest Products & Paper)	6,160	94,433
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,080	195,765
Buffalo Wild Wings, Inc.* (Retail)	1,760	76,067
C-COR, Inc.* (Telecommunications)	5,720	76,934
CACI International, Inc. - Class A* (Computers)	2,640	117,322
Calamos Asset Management, Inc. (Diversified Financial Services)	3,960	97,812
California Water Service Group (Water)	4,840	179,080
Callaway Golf Co. (Leisure Time)	7,480	121,400
Capital City Bank Group, Inc. (Banks)	4,840	145,006
Capital Lease Funding, Inc. (REIT)	11,440	106,049
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,200	80,454
Carter’s, Inc.* (Apparel)	5,280	111,778
Cascade Corp. (Machinery-Diversified)	1,320	89,483
Casey’s General Stores, Inc. (Retail)	4,840	120,661
Cash America International, Inc. (Retail)	3,080	112,790
Cbeyond, Inc.* (Telecommunications)	2,200	77,814
CBRE Realty Finance, Inc. (REIT)	7,920	73,418

See notes to the financial statements.

28

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
CBRL Group, Inc. (Retail)	2,640	$101,455
Centene Corp.* (Healthcare - Services)	4,840	104,592
Centennial Bank Holdings, Inc.* (Banks)	14,960	97,838
Centerline Holding Co. (Diversified Financial Services)	6,600	82,368
Central European Distribution Corp.* (Distribution/Wholesale)	3,520	144,918
Central Garden & Pet Co. - Class A* (Household Products/Wares)	8,360	102,326
Central Vermont Public Service Corp. (Electric)	2,640	89,760
Century Aluminum Co.* (Mining)	2,200	113,388
Cenveo, Inc.* (Commercial Services)	5,280	110,933
Cepheid, Inc.* (Healthcare - Products)	6,600	97,350
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,200	164,186
CF Industries Holdings, Inc. (Chemicals)	4,400	252,912
Champion Enterprises, Inc.* (Home Builders)	7,920	92,822
Charlotte Russe Holding, Inc.* (Retail)	3,080	54,732
Charming Shoppes, Inc.* (Retail)	11,440	113,027
Charter Communications, Inc. - Class A* (Media)	36,080	146,485
Chattem, Inc.* (Cosmetics/Personal Care)	1,760	98,842
Checkpoint Systems, Inc.* (Electronics)	3,960	91,357
Chemed Corp. (Commercial Services)	2,200	139,216
Cherokee, Inc. (Apparel)	3,080	108,632
Chipotle Mexican Grill, Inc. - Class B* (Retail)	2,640	214,447
Chiquita Brands International, Inc.* (Food)	4,840	84,990
Christopher & Banks Corp. (Retail)	4,400	65,648
Cincinnati Bell, Inc.* (Telecommunications)	23,760	122,602
Cirrus Logic, Inc.* (Semiconductors)	11,000	80,080
Citadel Broadcasting Corp. (Media)	22,440	112,649
Citi Trends, Inc.* (Retail)	2,200	72,380
Citizens Republic Bancorp, Inc. (Banks)	7,920	127,512
CKE Restaurants, Inc. (Retail)	6,160	106,506
Clarcor, Inc. (Miscellaneous Manufacturing)	4,840	168,384
CLECO Corp. (Electric)	6,160	146,300
CMGI, Inc.* (Internet)	47,080	74,386
CNET Networks, Inc.* (Internet)	15,840	119,275
CoBiz Financial, Inc. (Banks)	7,040	108,838
Coeur d’Alene Mines Corp.* (Mining)	25,960	101,504
Cogent Communications Group, Inc.* (Internet)	4,400	126,192
Cognex Corp. (Machinery-Diversified)	5,280	111,038
Cohen & Steers, Inc. (Diversified Financial Services)	1,760	60,632
Coherent, Inc.* (Electronics)	3,520	101,904
Cohu, Inc. (Semiconductors)	4,840	96,752
Coinmatch Service Corp. - Class A (Commercial Services)	10,560	138,442

Common Stocks, continued
	Shares	Value
Coinstar, Inc.* (Commercial Services)	3,520	$109,190
Color Kinetics, Inc.* (Electrical Components & Equipment)	2,200	74,074
Columbia Banking System, Inc. (Banks)	5,720	145,288
Community Banks, Inc. (Banks)	3,960	103,039
Community Trust Bancorp, Inc. (Banks)	4,400	126,192
Commvault Systems, Inc.* (Software)	4,840	82,183
Compass Minerals International, Inc. (Mining)	3,520	115,597
Complete Production Services, Inc.* (Oil & Gas Services)	3,960	91,832
Comstock Resources, Inc.* (Oil & Gas)	3,960	106,366
Comtech Telecommunications Corp.* (Telecommunications)	2,200	95,634
Conceptus, Inc.* (Healthcare - Products)	4,400	71,280
Concur Technologies, Inc.* (Software)	4,400	104,984
CONMED Corp.* (Healthcare - Products)	3,520	98,208
Consolidated Communications Holdings, Inc. (Telecommunications)	4,840	88,185
Consolidated Water Co., Ltd.ADR (Water)	4,840	140,118
Consolidated-Tomoka Land Co. (Real Estate)	1,760	109,402
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	5,280	121,387
Corinthian Colleges, Inc.* (Commercial Services)	9,240	124,463
Corporate Office Properties Trust (REIT)	3,520	132,669
Corus Bankshares, Inc. (Banks)	5,720	93,007
CoStar Group, Inc.* (Commercial Services)	2,200	112,200
Crosstex Energy, Inc. (Oil & Gas)	4,400	127,204
CSG Systems International, Inc.* (Software)	4,400	110,088
CSK Auto Corp.* (Retail)	5,280	72,019
CT Communications, Inc. (Telecommunications)	3,080	94,402
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,720	131,903
Curtiss-Wright Corp. (Aerospace/Defense)	3,960	172,537
CV Therapeutics, Inc.* (Pharmaceuticals)	6,600	65,406
Cymer, Inc.* (Electronics)	3,080	131,670
Daktronics, Inc. (Electronics)	3,520	74,835
Darling International, Inc.* (Environmental Control)	9,240	77,524
Dawson Geophysical Co.* (Oil & Gas Services)	1,320	72,085
DCT Industrial Trust, Inc. (REIT)	16,720	163,856
DealerTrack Holdings, Inc.* (Internet)	3,080	111,065
Deckers Outdoor Corp.* (Apparel)	1,320	136,092
Deerfield Triarc Capital Corp. (REIT)	7,920	86,882
Delta Petroleum Corp.* (Oil & Gas)	6,160	102,256
Deluxe Corp. (Commercial Services)	4,400	166,144
DeVry, Inc. (Commercial Services)	5,280	171,072

See notes to the financial statements.

29

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
DiamondRock Hospitality Co. (REIT)	9,240	$155,602
Digene Corp.* (Biotechnology)	2,200	134,640
Digi International, Inc.* (Software)	6,160	87,965
Digital Realty Trust, Inc. (REIT)	4,840	160,446
Digital River, Inc.* (Internet)	3,520	158,435
Dionex Corp.* (Electronics)	1,760	119,698
DJO, Inc.* (Healthcare - Products)	2,640	125,347
Dobson Communications Corp. - Class A* (Telecommunications)	13,640	169,818
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,640	97,469
Dress Barn, Inc.* (Retail)	4,400	80,036
Drill-Quip, Inc.* (Oil & Gas Services)	2,200	105,578
DTS, Inc.* (Home Furnishings)	4,400	92,224
Dycom Industries, Inc.* (Engineering & Construction)	3,960	110,682
Eagle Bulk Shipping, Inc.ADR (Transportation)	5,280	138,970
EarthLink, Inc.* (Internet)	15,840	110,088
Eclipsys Corp.* (Software)	4,840	105,173
Edge Petroleum Corp.* (Oil & Gas)	5,280	65,525
Education Realty Trust, Inc. (REIT)	10,560	138,864
eFunds Corp.* (Software)	3,960	141,570
EGL, Inc.* (Transportation)	3,080	145,284
El Paso Electric Co.* (Electric)	5,720	133,104
Electronics for Imaging, Inc.* (Computers)	5,280	138,653
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,960	85,298
EMCOR Group, Inc.* (Engineering & Construction)	5,280	189,552
Empire District Electric Co. (Electric)	7,920	171,785
Employers Holdings, Inc. (Insurance)	6,600	121,308
EMS Technologies, Inc.* (Telecommunications)	4,840	106,335
Emulex Corp.* (Semiconductors)	7,040	139,392
Encore Acquisition Co.* (Oil & Gas)	4,840	125,211
Encore Wire Corp. (Electrical Components & Equipment)	3,080	94,094
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,520	105,072
EnergySouth, Inc. (Gas)	2,640	118,985
Ennis, Inc. (Household Products/Wares)	4,400	88,792
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,200	86,636
Entegris, Inc.* (Semiconductors)	12,760	137,553
Entertainment Properties Trust (REIT)	2,640	117,612
Entravision Communications Corp.* (Media)	9,680	90,605
Enzon Pharmaceuticals, Inc.* (Biotechnology)	12,760	91,872
Epicor Software Corp.* (Software)	7,480	97,689
Equinix, Inc.* (Internet)	2,640	229,442
Equity Inns, Inc. (REIT)	6,600	147,576
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,640	95,753
Euronet Worldwide, Inc.* (Commercial Services)	4,400	111,804
Evergreen Solar, Inc.* (Energy - Alternate Sources)	9,680	80,634

Common Stocks, continued
	Shares	Value
Excel Technology, Inc.* (Electronics)	4,400	$110,044
EXCO Resources, Inc.* (Oil & Gas)	5,720	99,871
Exelixis, Inc.* (Biotechnology)	11,000	106,590
Exponent, Inc.* (Commercial Services)	4,840	110,207
Extra Space Storage, Inc. (REIT)	9,240	129,730
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	3,080	86,178
FEI Co.* (Electronics)	3,520	100,954
FelCor Lodging Trust, Inc. (REIT)	6,160	135,274
Ferro Corp. (Chemicals)	4,840	108,174
Finisar Corp.* (Telecommunications)	26,400	95,832
First BanCorp. (Banks)	9,240	85,008
First Financial Holdings, Inc. (Savings & Loans)	4,400	119,064
First Merchants Corp. (Banks)	6,160	124,740
First Place Finacial Corp. (Savings & Loans)	5,720	90,262
First Potomac Realty Trust (REIT)	5,720	112,055
First Republic Bank (Banks)	2,640	144,540
First State Bancorporation (Banks)	6,160	106,322
Fisher Communications, Inc.* (Media)	2,200	100,606
Fleetwood Enterprises, Inc.* (Home Builders)	9,240	87,410
FLIR Systems, Inc.* (Electronics)	5,280	230,472
Flow International Corp.* (Machinery-Diversified)	7,040	64,979
Flowers Foods, Inc. (Food)	6,600	135,300
Flushing Financial Corp. (Savings & Loans)	7,920	118,166
Force Protection, Inc.* (Auto Manufacturers)	5,720	89,804
FormFactor, Inc.* (Semiconductors)	3,960	152,024
Forward Air Corp. (Transportation)	3,960	134,917
Fossil, Inc.* (Household Products/Wares)	3,960	101,178
Foundry Networks, Inc.* (Telecommunications)	11,880	208,969
FPIC Insurance Group, Inc.* (Insurance)	2,640	91,819
Franklin Bank Corp. Houston* (Savings & Loans)	7,480	80,260
Fremont General Corp. (Banks)	6,600	38,082
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	17,600	86,592
FTI Consulting, Inc.* (Commercial Services)	3,520	144,426
Fuel Tech, Inc.* (Environmental Control)	2,640	73,841
FuelCell Energy, Inc.* (Energy - Alternate Sources)	10,120	74,483
Fuller (H.B.) Co. (Chemicals)	5,280	145,886
Gartner Group, Inc.* (Commercial Services)	6,160	128,929
Gaylord Entertainment Co.* (Lodging)	3,520	175,930
Gemstar-TV Guide International, Inc.* (Media)	25,080	143,959
Genco Shipping & Trading, Ltd.ADR (Transportation)	2,200	123,926
GenCorp, Inc.* (Aerospace/Defense)	8,360	98,815

See notes to the financial statements.

30

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
General Communication, Inc. - Class A* (Telecommunications)	7,480	$86,095
Genesco, Inc.* (Retail)	2,200	111,210
Genesee & Wyoming, Inc. - Class A* (Transportation)	3,960	101,574
GeoEye, Inc.* (Telecommunications)	3,960	82,170
Georgia Gulf Corp. (Chemicals)	4,400	71,236
Gevity HR, Inc. (Commercial Services)	3,960	59,519
Gladstone Capital Corp. (Investment Companies)	5,280	105,230
GMH Communities Trust (REIT)	10,560	88,704
Golden Telecom, Inc. (Telecommunications)	1,760	113,608
Goodman Global, Inc.* (Building Materials)	4,400	106,128
GrafTech International, Ltd.* (Electrical Components & Equipment)	8,800	136,312
Granite Construction, Inc. (Engineering & Construction)	2,640	171,574
Great Wolf Resorts, Inc.* (Entertainment)	7,920	105,019
Greatbatch, Inc.* (Electrical Components & Equipment)	3,080	95,572
Greater Bay Bancorp (Banks)	5,280	141,926
Greenhill & Co., Inc. (Diversified Financial Services)	1,760	102,080
Greif Brothers Corp. - Class A (Packaging & Containers)	2,640	145,200
Grey Wolf, Inc.* (Oil & Gas)	16,280	120,635
Group 1 Automotive, Inc. (Retail)	2,640	99,053
Guitar Center, Inc.* (Retail)	2,640	153,252
GulfMark Offshore, Inc.* (Transportation)	2,200	103,356
Haemonetics Corp.* (Healthcare - Products)	2,640	130,469
Hanover Compressor Co.* (Oil & Gas Services)	7,480	178,248
Harleysville National Corp. (Banks)	8,360	123,226
Harvest Natural Resources, Inc.* (Oil & Gas)	7,920	89,179
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,320	118,549
HealthExtras, Inc.* (Pharmaceuticals)	3,520	94,442
HEALTHSOUTH Corp.* (Healthcare - Services)	7,040	111,232
Healthways, Inc.* (Healthcare - Services)	3,080	134,596
Hecla Mining Co.* (Mining)	11,000	86,350
HEICO Corp. (Aerospace/Defense)	3,520	141,363
Heidrick & Struggles International, Inc.* (Commercial Services)	2,200	118,228
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,520	78,179
Hercules Offshore, Inc.* (Oil & Gas Services)	2,640	79,253
Hercules Technology Growth Capital, Inc. (Investment Companies)	8,800	107,976
Hercules, Inc.* (Chemicals)	9,680	200,957
Herman Miller, Inc. (Office Furnishings)	4,840	147,765
Hersha Hospitality Trust (REIT)	11,000	115,500

Common Stocks, continued
	Shares	Value
Hexcel Corp.* (Aerospace/Defense Equipment)	8,360	$181,746
Hibbett Sports, Inc.* (Retail)	3,960	101,495
Highwoods Properties, Inc. (REIT)	4,840	157,445
Hilb, Rogal, and Hobbs Co. (Insurance)	3,080	133,364
Hologic, Inc.* (Healthcare - Products)	4,400	227,920
Horizon Lines, Inc. - Class A (Transportation)	3,960	114,286
Horizon Offshore, Inc.* (Oil & Gas Services)	4,400	81,004
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,200	94,710
Hub Group, Inc. - Class A* (Transportation)	3,960	134,719
Hudson Highland Group, Inc.* (Commercial Services)	3,520	58,080
Human Genome Sciences, Inc.* (Biotechnology)	14,080	109,261
Huron Consulting Group, Inc.* (Commercial Services)	1,760	119,557
Iconix Brand Group, Inc.* (Apparel)	5,280	104,438
IDACORP, Inc. (Electric)	4,840	149,846
IHS, Inc. - Class A* (Computers)	3,080	146,054
II-VI, Inc.* (Electronics)	3,080	76,476
IKON Office Solutions, Inc. (Office/Business Equipment)	9,680	134,165
Illumina, Inc.* (Biotechnology)	4,400	200,508
Imation Corp. (Computers)	3,520	110,106
Immucor, Inc.* (Healthcare - Products)	5,720	178,235
Independent Bank Corp. Massachusetts (Banks)	4,400	119,196
Independent Bank Corp. Michigan (Banks)	7,040	85,325
Infinity Property & Casualty Corp. (Insurance)	2,640	116,266
Infocrossing, Inc.* (Software)	4,840	85,281
Informatica Corp.* (Software)	8,360	116,538
Infospace, Inc. (Internet)	4,400	91,608
Infrasource Services, Inc.* (Engineering & Construction)	3,520	121,862
Ingles Markets, Inc. - Class A (Food)	2,640	77,326
Innospec, Inc. (Chemicals)	3,520	96,906
Input/Output, Inc.* (Oil & Gas Services)	6,600	94,050
Insight Enterprises, Inc.* (Retail)	5,280	119,117
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	4,400	72,688
Integra Bank Corp. (Banks)	6,600	119,064
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	4,400	106,832
InterDigital, Inc.* (Telecommunications)	4,400	122,980
Interface, Inc. - Class A (Office Furnishings)	6,160	113,529
Interline Brands, Inc.* (Building Materials)	3,520	80,854
Intermec, Inc.* (Machinery-Diversified)	5,720	146,604
InterMune, Inc.* (Biotechnology)	3,080	65,758
Internap Network Services Corp.* (Internet)	5,280	77,827

See notes to the financial statements.

31

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
International Coal Group, Inc.* (Coal)	14,080	$57,165
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	3,080	202,356
Interwoven, Inc.* (Internet)	6,600	91,410
inVentiv Health, Inc.* (Advertising)	3,080	109,278
Inverness Medical Innovations, Inc.* (Healthcare - Products)	3,960	191,703
IPC Holdings, Ltd.ADR (Insurance)	5,720	141,913
iPCS, Inc. (Telecommunications)	3,080	100,069
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	9,680	100,769
ITC Holdings Corp. (Electric)	4,400	185,020
Itron, Inc.* (Electronics)	2,640	209,695
J. Crew Group, Inc.* (Retail)	3,080	154,924
j2 Global Communications, Inc.* (Internet)	4,840	157,978
Jack Henry & Associates, Inc. (Computers)	6,600	158,532
Jack in the Box, Inc.* (Retail)	2,640	168,934
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,520	95,744
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,520	83,459
Jamba, Inc.* (Retail)	8,800	70,488
Jer Investors Trust, Inc. (REIT)	7,040	77,229
JetBlue Airways Corp.* (Airlines)	14,080	138,688
Jo-Ann Stores, Inc.* (Retail)	2,640	62,858
Jos. A. Bank Clothiers, Inc.* (Retail)	2,200	75,900
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,960	108,266
K2, Inc.* (Leisure Time)	6,160	89,998
Kadant, Inc.* (Machinery-Diversified)	3,080	83,006
Kaiser Aluminum Corp. (Mining)	1,320	89,113
Kaman Corp. (Aerospace/Defense)	3,520	117,885
Kaydon Corp. (Metal Fabricate/Hardware)	2,640	140,474
KBW, Inc.* (Diversified Financial Services)	3,080	77,339
KEMET Corp.* (Electronics)	11,880	83,635
Kenexa Corp.* (Commercial Services)	2,640	94,459
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	2,200	102,872
Kindred Healthcare, Inc.* (Healthcare - Services)	2,640	70,699
KNBT Bancorp, Inc. (Savings & Loans)	10,120	133,078
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	9,240	130,654
Knight Transportation, Inc. (Transportation)	6,160	108,662
Knightsbridge Tankers, Ltd.ADR (Transportation)	3,520	95,674
Knoll, Inc. (Office Furnishings)	4,840	95,880
Korn/Ferry International* (Commercial Services)	4,400	103,972
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,800	82,368
Kyphon, Inc.* (Healthcare - Products)	3,960	259,855
L-1 Identity Solutions, Inc.* (Electronics)	5,720	98,041

Common Stocks, continued

	Shares	Value
Labor Ready, Inc.* (Commercial Services)	4,840	$114,030
Laclede Group, Inc. (Gas)	6,160	182,028
Lance, Inc. (Food)	4,400	110,836
LandAmerica Financial Group, Inc. (Insurance)	1,320	101,099
Landauer, Inc. (Commercial Services)	2,640	125,664
LaSalle Hotel Properties (REIT)	3,960	158,519
Lattice Semiconductor Corp.* (Semiconductors)	16,280	77,004
Lawson Software, Inc.* (Software)	12,760	121,603
Layne Christensen Co.* (Engineering & Construction)	2,200	99,374
LCA-Vision, Inc. (Healthcare - Products)	2,200	78,122
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	7,920	71,597
Lear Corp.* (Auto Parts & Equipment)	6,160	206,853
Lee Enterprises, Inc. (Media)	5,280	92,981
LIFE TIME FITNESS, Inc.* (Leisure Time)	2,640	135,749
Lifecell Corp.* (Biotechnology)	3,520	108,029
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	11,440	61,776
Lin TV Corp. - Class A* (Media)	3,960	59,954
Littelfuse, Inc.* (Electrical Components & Equipment)	2,640	86,038
Live Nation, Inc.* (Commercial Services)	5,720	113,599
LKQ Corp.* (Distribution/Wholesale)	5,280	150,110
LodgeNet Entertainment Corp.* (Media)	3,080	96,774
Longs Drug Stores Corp. (Retail)	2,640	127,670
LoopNet, Inc.* (Internet)	3,960	81,893
LTC Properties, Inc. (REIT)	6,160	123,631
Luminent Mortgage Capital, Inc. (REIT)	10,120	74,180
Luminex Corp.* (Healthcare - Products)	6,600	78,804
M&F Worldwide Corp.* (Food)	1,320	77,009
Macrovision Corp.* (Entertainment)	4,840	115,095
MAF Bancorp, Inc. (Savings & Loans)	3,080	161,762
Magellan Health Services, Inc.* (Healthcare - Services)	3,520	147,206
Maguire Properties, Inc. (REIT)	3,960	113,296
Manhattan Associates, Inc.* (Computers)	3,520	98,102
MannKind Corp.* (Pharmaceuticals)	5,720	60,403
Mariner Energy, Inc.* (Oil & Gas)	7,480	158,052
Martek Biosciences Corp.* (Biotechnology)	4,400	112,728
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	5,280	127,934
MasTec, Inc.* (Telecommunications)	5,720	78,192
Matria Healthcare, Inc.* (Healthcare - Services)	2,640	68,191
Matrix Service Co.* (Oil & Gas Services)	3,080	71,117
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,520	134,675
Mattson Technology, Inc.* (Semiconductors)	8,360	83,266

See notes to the financial statements.

32

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Max Capital Group, Ltd. (Insurance)	6,160	$160,838
MAXIMUS, Inc. (Commercial Services)	2,200	91,938
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	4,400	107,272
MCG Capital Corp. (Investment Companies)	7,920	114,602
McGrath Rentcorp (Commercial Services)	3,520	105,318
Medarex, Inc.* (Pharmaceuticals)	11,000	155,760
Mediacom Communications Corp. - Class A* (Media)	9,680	87,701
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,840	138,085
Mentor Corp. (Healthcare - Products)	3,520	138,512
Mentor Graphics Corp.* (Computers)	8,360	100,404
Meridian Bioscience, Inc. (Healthcare - Products)	4,840	108,077
Meritage Homes Corp.* (Home Builders)	2,640	51,480
Metal Management, Inc. (Environmental Control)	2,200	92,422
Methode Electronics, Inc. (Electronics)	5,720	92,492
MGE Energy, Inc. (Electric)	4,840	145,248
MGI Pharma, Inc.* (Pharmaceuticals)	7,040	176,211
Micros Systems, Inc.* (Computers)	3,520	187,546
Microsemi Corp.* (Semiconductors)	6,600	153,846
MicroStrategy, Inc. - Class A* (Software)	880	64,337
Midas, Inc.* (Commercial Services)	4,400	79,948
MKS Instruments, Inc.* (Semiconductors)	4,840	109,868
Mobile Mini, Inc.* (Storage/Warehousing)	3,960	113,137
Monaco Coach Corp. (Home Builders)	6,160	85,932
Monarch Casino & Resort, Inc.* (Lodging)	3,080	87,133
Montpelier Re Holdings, Ltd.ADR (Insurance)	9,680	153,428
Moog, Inc. - Class A* (Aerospace/Defense)	3,520	150,726
MPS Group, Inc.* (Commercial Services)	9,680	129,034
MSC.Software Corp.* (Software)	6,600	85,668
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,960	146,045
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	11,440	160,618
MVC Capital, Inc. (Investment Companies)	4,840	78,263
Myriad Genetics, Inc.* (Biotechnology)	3,960	148,025
Nara Bancorp, Inc. (Banks)	7,040	103,910
Nash Finch Co. (Food)	1,760	70,875
NATCO Group, Inc. - Class A* (Oil & Gas Services)	2,200	101,838
National CineMedia, Inc.* (Entertainment)	4,840	120,516
National Financial Partners (Diversified Financial Services)	3,520	163,187
Nationwide Health Properties, Inc. (REIT)	7,480	178,248

Common Stocks, continued

	Shares	Value
NCI Building Systems, Inc.* (Building Materials)	2,200	$106,392
Nektar Therapeutics* (Biotechnology)	9,240	70,501
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,960	90,407
Netflix, Inc.* (Internet)	4,840	83,393
NETGEAR, Inc.* (Telecommunications)	3,520	97,363
NewAlliance Bancshares, Inc. (Savings & Loans)	11,000	148,610
NGP Capital Resources Co. (Investment Companies)	6,600	102,366
Nicor, Inc. (Gas)	3,960	156,064
Nordson Corp. (Machinery-Diversified)	3,080	140,941
North Pittsburgh Systems, Inc. (Telecommunications)	4,400	102,476
NorthStar Realty Finance Corp. (REIT)	8,800	88,792
Novatel Wireless, Inc.* (Telecommunications)	3,080	66,312
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,520	62,515
NTELOS Holdings Corp. (Telecommunications)	3,520	94,336
Nuance Communications, Inc.* (Software)	11,000	181,280
NuVasive, Inc.* (Healthcare - Products)	4,400	126,192
O’Charley’s, Inc. (Retail)	5,280	93,614
Ohio Casualty Corp. (Insurance)	5,280	229,205
Oil States International, Inc.* (Oil & Gas Services)	3,960	173,210
Old Dominion Freight Line, Inc.* (Transportation)	3,520	101,587
Olin Corp. (Chemicals)	7,040	146,925
OM Group, Inc.* (Chemicals)	2,640	127,882
OMEGA Healthcare Investors, Inc. (REIT)	9,240	119,473
Omnicell, Inc.* (Software)	4,400	105,072
OmniVision Technologies, Inc.* (Semiconductors)	5,720	98,212
ON Semiconductor Corp.* (Semiconductors)	19,360	228,835
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,400	122,364
Opsware, Inc.* (Internet)	9,680	136,488
optionsXpress Holdings, Inc. (Diversified Financial Services)	4,400	110,044
OraSure Technologies, Inc.* (Healthcare - Products)	11,880	95,159
Orbital Sciences Corp.* (Aerospace/Defense)	5,720	121,207
Orthofix International NVADR* (Healthcare - Products)	2,200	94,732
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,280	170,227
OSI Systems, Inc.* (Electronics)	3,080	76,261
Owens & Minor, Inc. (Distribution/Wholesale)	3,960	152,262
P.F. Chang’s China Bistro, Inc.* (Retail)	3,080	100,839
Pacer International, Inc. (Transportation)	4,400	96,844

See notes to the financial statements.

33

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Pacific Sunwear of California, Inc.* (Retail)	6,160	$111,003
PAETEC Holding Corp.* (Telecommunications)	8,360	98,648
Palm, Inc.* (Computers)	8,800	131,296
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,520	83,389
Parallel Petroleum Corp.* (Oil & Gas)	4,400	89,628
Parametric Technology Corp.* (Software)	9,240	162,901
PAREXEL International Corp.* (Commercial Services)	2,640	106,735
Parker Drilling Co.* (Oil & Gas)	10,560	99,475
Partners Trust Financial Group, Inc. (Savings & Loans)	12,760	152,610
Payless ShoeSource, Inc.* (Retail)	5,280	140,554
Peet’s Coffee & Tea, Inc.* (Beverages)	4,400	105,556
Penn Virginia Corp. (Oil & Gas)	3,080	119,196
Performance Food Group Co.* (Food)	3,960	113,494
Perini Corp.* (Engineering & Construction)	2,200	135,102
Perot Systems Corp. - Class A* (Computers)	7,480	113,846
Perrigo Co. (Pharmaceuticals)	7,480	139,502
Petrohawk Energy Corp.* (Oil & Gas)	13,640	204,463
PetroQuest Energy, Inc.* (Oil & Gas)	5,720	71,557
Pharmion Corp.* (Pharmaceuticals)	2,640	64,310
Phase Forward, Inc.* (Software)	5,280	90,763
PHH Corp.* (Commercial Services)	4,840	141,038
PHI, Inc.* (Transportation)	3,520	105,706
Pier 1 Imports, Inc.* (Retail)	11,000	71,720
Pilgrim’s Pride Corp. (Food)	3,520	118,554
Pinnacle Entertainment, Inc.* (Entertainment)	5,280	139,973
Pinnacle Financial Partners, Inc.* (Banks)	5,280	127,301
Piper Jaffray* (Diversified Financial Services)	2,200	105,424
Plantronics, Inc. (Telecommunications)	4,400	123,288
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	5,280	175,296
Playtex Products, Inc.* (Household Products/Wares)	7,040	126,086
Plexus Corp.* (Electronics)	4,400	106,700
PMA Capital Corp. - Class A* (Insurance)	10,560	94,829
PMC-Sierra, Inc.* (Semiconductors)	19,360	147,523
PNM Resources, Inc. (Electric)	7,040	181,843
Polaris Industries, Inc. (Leisure Time)	3,520	173,747
Polycom, Inc.* (Telecommunications)	7,040	218,029
PolyMedica Corp. (Healthcare - Products)	2,640	106,630
PolyOne Corp.* (Chemicals)	12,320	92,646
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,760	91,960
Post Properties, Inc. (REIT)	3,520	155,021
Potlatch Corp. (Forest Products & Paper)	3,960	173,012
Powerwave Technologies, Inc.* (Telecommunications)	14,080	92,083
Preferred Bank (Banks)	3,520	135,168
Presidential Life Corp. (Insurance)	5,720	93,293

Common Stocks, continued

	Shares	Value
Priceline.com, Inc.* (Internet)	3,080	$196,504
PRIMEDIA, Inc.* (Media)	30,800	72,688
ProAssurance Corp.* (Insurance)	3,080	152,090
Progress Software Corp.* (Software)	3,960	119,790
Prospect Capital Corp. (Investment Companies)	5,720	88,774
Provident New York Bancorp (Savings & Loans)	10,120	138,037
PSS World Medical, Inc.* (Healthcare - Products)	6,600	113,718
Psychiatric Solutions, Inc.* (Healthcare - Services)	4,840	164,996
Quanex Corp. (Metal Fabricate/Hardware)	3,080	138,785
Quantum Corp.* (Computers)	27,280	77,202
Quest Software, Inc.* (Software)	6,600	97,680
Quiksilver, Inc.* (Apparel)	11,000	141,130
RAIT Financial Trust (REIT)	5,720	59,259
Ralcorp Holdings, Inc.* (Food)	2,640	137,174
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,640	89,813
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,640	100,874
RC2 Corp.* (Toys/Games/Hobbies)	2,640	93,482
RealNetworks, Inc.* (Internet)	11,440	81,453
Realty Income Corp. (REIT)	8,800	206,536
Red Robin Gourmet Burgers, Inc.* (Retail)	2,640	101,825
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,960	117,810
Regal-Beloit Corp. (Hand/Machine Tools)	2,640	133,901
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,160	91,722
Regis Corp. (Retail)	3,960	138,046
Renasant Corp. (Banks)	5,280	101,270
Rent-A-Center, Inc.* (Commercial Services)	6,160	119,566
Republic Property Trust (REIT)	10,120	141,882
Resource Capital Corp. (REIT)	7,040	66,669
Resources Connection, Inc.* (Commercial Services)	4,400	142,868
RF Micro Devices, Inc.* (Telecommunications)	17,600	122,144
Rimage Corp.* (Computers)	3,080	74,043
Robbins & Myers, Inc. (Machinery-Diversified)	1,760	92,805
Rock-Tenn Co. - Class A (Forest Products & Paper)	3,520	108,134
Rofin-Sinar Technologies, Inc.* (Electronics)	1,760	114,523
Rosetta Resources, Inc.* (Oil & Gas)	5,280	95,093
RTI International Metals, Inc.* (Mining)	1,760	139,462
Rudolph Technologies, Inc.* (Semiconductors)	5,280	82,632
Rush Enterprises, Inc.* (Retail)	3,960	110,682
Russ Berrie and Co., Inc.* (Household Products/Wares)	4,840	74,488
Ryerson, Inc. (Iron/Steel)	2,640	84,718
SAIC, Inc.* (Commercial Services)	8,360	140,114
Sally Beauty Holdings, Inc.* (Retail)	9,240	74,197
Sanderson Farms, Inc. (Food)	2,200	87,714
Sandy Spring Bancorp, Inc. (Banks)	4,400	118,536

See notes to the financial statements.

34

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
Sapient Corp.* (Internet)	10,560	$75,293
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,160	72,934
SAVVIS, Inc.* (Telecommunications)	2,640	99,158
ScanSource, Inc.* (Distribution/Wholesale)	3,520	94,442
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	2,200	119,218
Scholastic Corp.* (Media)	3,960	127,433
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,520	80,362
Sciele Pharma, Inc.* (Pharmaceuticals)	3,960	91,832
Seabright Insurance Holdings* (Insurance)	6,160	111,681
Seacoast Banking Corp. of Florida (Banks)	5,720	91,692
Security Bank Corp. (Banks)	6,160	87,102
Select Comfort Corp.* (Retail)	5,280	84,163
Selective Insurance Group, Inc. (Insurance)	6,160	126,403
Semtech Corp.* (Semiconductors)	7,480	121,550
Senior Housing Properties Trust (REIT)	7,920	136,858
Senomyx, Inc.* (Commercial Services)	5,720	63,435
Signature Bank* (Banks)	3,520	108,733
Silgan Holdings, Inc. (Packaging & Containers)	2,200	113,564
Silicon Image, Inc.* (Semiconductors)	10,120	69,018
Sinclair Broadcast Group, Inc. - Class A (Media)	6,600	86,064
SiRF Technology Holdings, Inc.* (Semiconductors)	4,840	113,450
Skilled Healthcare Group, Inc. - Class A* (Healthcare - Services)	5,720	79,451
SkyWest, Inc. (Airlines)	5,280	117,797
Skyworks Solutions, Inc.* (Semiconductors)	15,400	121,968
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	5,280	64,891
Sohu.com, Inc.* (Internet)	3,080	98,960
Sonic Corp.* (Retail)	6,600	136,356
SonicWALL, Inc.* (Internet)	10,120	89,461
SonoSite, Inc.* (Healthcare - Products)	3,080	87,164
Sonus Networks, Inc.* (Telecommunications)	21,120	144,461
Sotheby’s (Commercial Services)	5,280	225,720
Southwest Bancorp, Inc. (Banks)	5,280	104,280
Spansion, Inc. - Class A* (Semiconductors)	8,800	93,368
Spartan Motors, Inc. (Auto Parts & Equipment)	3,960	48,352
Spartan Stores, Inc. (Food)	3,080	90,152
Spartech Corp. (Chemicals)	3,520	77,616
Spherion Corp.* (Commercial Services)	9,240	81,589
Spirit Finance Corp. (REIT)	11,000	159,830
SPSS, Inc.* (Software)	2,200	90,288
Stage Stores, Inc. (Retail)	4,840	86,346
Standard Microsystems Corp.* (Semiconductors)	3,080	102,841

Common Stocks, continued

	Shares	Value
Standard Pacific Corp. (Home Builders)	6,160	$91,230
Standex International Corp. (Miscellaneous Manufacturing)	4,840	114,708
Steiner Leisure, Ltd.ADR* (Commercial Services)	2,200	92,070
STERIS Corp. (Healthcare - Products)	5,720	156,442
Sterling Financial Corp. (Savings & Loans)	5,280	119,909
Steven Madden, Ltd. (Apparel)	3,080	86,856
Stewart Enterprises, Inc. - Class A (Commercial Services)	12,760	89,448
Stifel Financial Corp.* (Diversified Financial Services)	1,760	97,275
Stone Energy Corp.* (Oil & Gas)	3,080	100,100
Strategic Hotels & Resorts, Inc. (REIT)	7,040	149,811
Strayer Education, Inc. (Commercial Services)	1,320	200,019
Suffolk Bancorp (Banks)	3,960	111,593
Sunrise Assisted Living, Inc.* (Healthcare - Services)	3,960	157,450
Sunstone Hotel Investors, Inc. (REIT)	6,160	152,891
Superior Bancorp* (Banks)	13,200	113,784
Superior Essex, Inc.* (Electrical Components & Equipment)	2,640	92,004
SureWest Communications (Telecommunications)	3,520	95,005
Swift Energy Co.* (Oil & Gas)	2,640	112,834
Sybase, Inc.* (Software)	7,040	166,989
Symbion, Inc.* (Healthcare - Services)	3,960	85,259
Symmetricom, Inc.* (Telecommunications)	10,120	75,495
Synaptics, Inc.* (Computers)	2,640	92,717
Take-Two Interactive Software, Inc.* (Software)	6,600	116,358
Taser International, Inc.* (Electronics)	7,040	107,501
Technitrol, Inc. (Electronics)	3,960	102,960
Technology Investment Capital Corp. (Investment Companies)	7,480	102,551
Tekelec* (Telecommunications)	6,160	78,910
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,080	136,660
TeleTech Holdings, Inc.* (Commercial Services)	3,520	103,242
Tempur-Pedic International, Inc. (Home Furnishings)	6,600	205,590
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	4,400	155,320
Terra Industries, Inc.* (Chemicals)	7,920	194,277
Tessera Technologies, Inc.* (Semiconductors)	3,960	162,875
Tetra Tech, Inc.* (Environmental Control)	5,720	120,292
Texas Capital Bancshares, Inc.* (Banks)	5,280	104,861
Texas Industries, Inc. (Building Materials)	2,200	173,382
The BISYS Group, Inc.* (Computers)	11,440	136,937
The Children’s Place Retail Stores, Inc.* (Retail)	2,200	75,042

See notes to the financial statements.

35

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued
	Shares	Value
The Commerce Group, Inc. (Insurance)	4,840	$139,053
The Genlyte Group, Inc.* (Building Materials)	2,200	153,054
The Geo Group, Inc.* (Commercial Services)	4,840	133,874
The Gymboree Corp.* (Apparel)	3,080	132,594
The Hain Celestial Group, Inc.* (Food)	4,400	119,196
The Medicines Co.* (Pharmaceuticals)	5,280	84,005
The Men’s Wearhouse, Inc. (Retail)	4,400	217,360
The Middleby Corp.* (Machinery-Diversified)	1,760	109,138
The Pantry, Inc.* (Retail)	2,200	76,648
The Pep Boys - Manny, Moe & Jack (Retail)	4,400	74,492
The Phoenix Cos., Inc. (Insurance)	11,440	157,758
The Spectranetics Corp.* (Healthcare - Products)	7,920	103,039
The Steak n Shake Co.* (Retail)	7,480	112,200
The Stride Rite Corp. (Apparel)	4,400	89,628
The Timberland Co. - Class A* (Apparel)	4,840	115,047
The Topps Co., Inc. (Toys/Games/Hobbies)	11,000	105,600
The TriZetto Group, Inc.* (Internet)	5,280	84,638
The Ultimate Software Group, Inc.* (Software)	3,520	95,498
The Warnaco Group, Inc.* (Apparel)	4,400	158,884
Thoratec Corp.* (Healthcare - Products)	5,720	111,025
THQ, Inc.* (Software)	5,280	151,853
Tibco Software, Inc.* (Internet)	17,600	143,088
TierOne Corp. (Savings & Loans)	3,080	71,487
Time Warner Telecom, Inc. - Class A* (Telecommunications)	11,440	223,652
Titan International, Inc. (Auto Parts & Equipment)	2,640	77,986
TiVo, Inc.* (Home Furnishings)	14,080	77,440
TNS, Inc. (Commercial Services)	7,040	92,013
TreeHouse Foods, Inc.* (Food)	3,960	88,744
Triarc Cos., Inc. (Retail)	7,480	107,039
TriCo Bancshares (Banks)	5,280	106,762
Trident Microsystems, Inc.* (Software)	5,280	80,309
TriQuint Semiconductor, Inc.* (Semiconductors)	18,920	83,626
Tronox, Inc. - Class B (Chemicals)	6,600	75,834
Trump Entertainment Resorts, Inc.* (Lodging)	5,280	35,376
TrustCo Bank Corp. NY (Banks)	17,600	163,328
Tupperware Corp. (Household Products/Wares)	5,720	148,777
Tween Brands, Inc.* (Retail)	2,640	101,006
TXCO Resources, Inc.* (Oil & Gas)	7,040	70,752
UAP Holding Corp. (Chemicals)	5,280	143,458
UCBH Holdings, Inc. (Banks)	9,240	151,906
UIL Holdings Corp. (Electric)	3,960	117,137
Under Armour, Inc. - Class A* (Retail)	2,200	135,102
United America Indemnity, Ltd. - Class A* (Insurance)	5,280	113,414
United Natural Foods, Inc.* (Food)	4,400	119,812

Common Stocks, continued
	Shares	Value
United Online, Inc. (Internet)	7,920	$111,830
United Stationers, Inc.* (Distribution/Wholesale)	2,200	140,228
United Therapeutics Corp.* (Pharmaceuticals)	2,200	152,592
Universal American Financial Corp.* (Insurance)	5,720	113,885
Universal Compression Holdings, Inc.* (Oil & Gas Services)	2,200	160,688
Universal Corp. (Agriculture)	2,200	121,462
Universal Health Realty Income Trust (REIT)	4,400	128,700
Urstadt Biddle Properties - Class A (REIT)	7,920	119,592
USA Mobility, Inc. (Telecommunications)	3,520	84,022
USEC, Inc.* (Mining)	7,480	125,589
UTStarcom, Inc.* (Telecommunications)	14,080	45,338
Vail Resorts, Inc.* (Entertainment)	2,640	141,372
Valassis Communications, Inc.* (Commercial Services)	5,280	62,674
Valeant Pharmaceuticals International (Pharmaceuticals)	8,360	131,168
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,760	133,038
ValueClick, Inc.* (Internet)	8,360	178,737
Varian, Inc.* (Electronics)	2,640	158,770
Veeco Instruments, Inc.* (Semiconductors)	5,280	96,624
Ventana Medical Systems, Inc.* (Healthcare - Products)	2,640	220,017
Viad Corp. (Commercial Services)	2,640	94,908
ViaSat, Inc.* (Telecommunications)	3,080	88,180
Vignette Corp.* (Internet)	5,280	111,091
ViroPharma, Inc.* (Pharmaceuticals)	7,040	90,464
VistaPrint, Ltd.ADR* (Commercial Services)	3,960	135,234
Visteon Corp.* (Auto Parts & Equipment)	13,200	84,744
Volcom, Inc.* (Apparel)	1,760	62,445
W-H Energy Services, Inc.* (Oil & Gas Services)	2,640	169,171
W.R. Grace & Co.* (Chemicals)	6,160	127,204
Wabtec Corp. (Machinery-Diversified)	4,400	179,696
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	7,040	177,478
Walter Industries, Inc. (Holding Companies - Diversified)	4,840	121,000
Warren Resources, Inc.* (Oil & Gas)	7,480	81,382
Washington Group International, Inc.* (Engineering & Construction)	2,200	176,704
Watsco, Inc. (Distribution/Wholesale)	2,200	109,802
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,520	156,816
Watts Water Technologies, Inc. - Class A (Electronics)	3,080	107,523
WD-40 Co. (Household Products/Wares)	3,520	116,829
Websense, Inc.* (Internet)	4,400	87,824
West Coast Bancorp (Banks)	4,840	126,711

See notes to the financial statements.

36

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,080	$142,542
Westar Energy, Inc. (Electric)	8,360	192,447
Whiting Petroleum Corp.* (Oil & Gas)	3,080	126,496
Willbros Group, Inc.ADR* (Oil & Gas Services)	3,080	97,082
Wind River Systems, Inc.* (Software)	8,800	84,128
Winn-Dixie Stores, Inc.* (Food)	3,080	82,267
Winnebago Industries, Inc. (Home Builders)	3,520	94,970
Winthrop Realty Trust (REIT)	19,360	128,938
WMS Industries, Inc.* (Leisure Time)	4,400	114,796
Wolverine World Wide, Inc. (Apparel)	5,280	142,877
Woodward Governor Co. (Electronics)	2,640	152,460
World Acceptance Corp.* (Diversified Financial Services)	2,200	70,818
World Fuel Services Corp. (Retail)	2,640	107,950
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,160	127,512
Wright Express Corp.* (Commercial Services)	3,960	134,878
Wright Medical Group, Inc.* (Healthcare - Products)	4,400	106,524
WSFS Financial Corp. (Savings & Loans)	2,200	121,484
XenoPort, Inc.* (Pharmaceuticals)	2,200	93,918
Yardville National Bancorp (Banks)	3,960	129,650
Zale Corp.* (Retail)	4,400	93,412
Zenith National Insurance Corp. (Insurance)	3,520	142,067
Zoltek Cos., Inc.* (Chemicals)	2,200	103,180
Zoran Corp.* (Semiconductors)	5,280	99,528
Zumiez, Inc.* (Retail)	2,200	81,378
Zymogenetics, Inc.* (Pharmaceuticals)	6,160	71,210

TOTAL COMMON STOCKS
(Cost $87,719,212)		95,939,259

Repurchase Agreements (26.9%)
	Principal Amount	Value
UBS, 5.18%, 8/1/07+, dated 7/31/07, with a repurchase price of $35,473,103 (Collateralized by $35,629,000 of various U.S. Government Agency Obligations, 5.00% - 5.50%, 9/14/07 - 5/7/10, market value $36,186,120)	$35,468,000	35,468,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,468,000)		35,468,000

TOTAL INVESTMENT SECURITIES
(Cost $123,187,212)—99.7%		131,407,259
Net other assets (liabilities)—0.3%		331,031

NET ASSETS—100.0%		$131,738,290

*	Non-income producing security
ADR	American Depositary Receipt
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $107,115,600)	276	$ (9,937,242)

Futures Contracts Sold

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $47,425,820)	611	$3,818,014

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	$85,839,839	$ (224,740)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/28/07	21,947,655	(57,340)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.3%
Apparel	1.1%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.9%
Banks	3.5%
Beverages	0.1%
Biotechnology	1.6%
Building Materials	0.5%
Chemicals	1.6%
Coal	0.1%
Commercial Services	4.9%
Computers	1.4%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.5%
Electric	1.3%
Electrical Components & Equipment	0.8%
Electronics	2.3%
Energy - Alternate Sources	0.1%
Engineering & Construction	0.9%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.1%
Forest Products & Paper	0.4%

See notes to the financial statements.

37

PROFUNDS UltraSmall-Cap ProFund	Schedule of Portfolio Investments July 31, 2007

Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	2.9%
Healthcare - Services	1.2%
Holding Companies - Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Insurance	2.5%
Internet	2.5%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery-Diversified	1.0%
Media	1.0%
Metal Fabricate/Hardware	0.8%
Mining	0.7%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.2%
Pharmaceuticals	2.4%
REIT	4.1%
Real Estate	0.1%
Retail	4.3%
Savings & Loans	1.2%
Semiconductors	2.5%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	3.6%
Toys/Games/Hobbies	0.4%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.4%
Other**	27.2%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See notes to the financial statements.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the “Funds”), as of July 31, 2007, and for the year then ended, and have issued our unqualified report thereon dated September 24, 2007 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the “Schedules”) as of July 31, 2007 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

September 24, 2007

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	October 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	October 2, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	October 2, 2007

*	Print the name and title of each signing officer under his or her signature.